                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-10325

                            VANECK VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                      666 Third Avenue, New York, NY 10017
              (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                      666 Third Avenue, New York, NY 10017
                    (Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:  APRIL 30

Date of reporting period: OCTOBER 31, 2018

ITEM 1. REPORT TO SHAREHOLDERS

SEMI-ANNUAL REPORT October 31, 2018 (unaudited)

VANECK VECTORS®

AMT-Free Intermediate Municipal Index ETF	ITM®
AMT-Free Long Municipal Index ETF	MLN®
AMT-Free Short Municipal Index ETF	SMB®
High-Yield Municipal Index ETF	HYD®
Pre-Refunded Municipal Index ETF	PRB®
Short High-Yield Municipal Index ETF	SHYD®
CEF Municipal Income ETF	XMPT®

800.826.2333	vaneck.com

Certain information contained in this shareholder letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of October 31, 2018.

VANECK VECTORS ETFs

October 31, 2018 (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual report, which affords us the opportunity to provide a review of the economic backdrop for the last six months.

As you may know, VanEck has a history of looking beyond the financial markets to identify historical, political, and/or technological trends that are likely to create or impact investment opportunities. We were one of the first U.S. asset managers to offer investors access to international markets, which set the tone for our drive to identify promising asset classes and trends. In this respect, our unconventional (at the time) efforts to introduce investors to gold investing in 1968, emerging markets (including China) in 1993, and ETFs in 2006, are now considered mainstream, permanently shaping the investment management industry as we now know it.

Today, we offer both active and passive strategies with compelling exposures supported by well-designed investment processes. Our firm’s capabilities range from strategies designed to strengthen core investment allocations, to more specialized exposures that enhance portfolio diversification and reduce volatility.

The main question that impacts the funds under review is the direction of interest rates. If rates rise too quickly, it could result in negative total returns for bond investors.

As we wrote in our Market Insights research, which can be found at https://www.vaneck.com/blogs/market-insights/, we began 2018 by noting that global growth had gone from “ticking up” to “firmly in place” and that, while central banks were tightening, Europe remained “two years” behind the U.S. in this trend. Thus, our base case was for 10-year interest rates to rise to 3.5%. In its third longest bull market ever, we remained bullish on U.S. equities in the short-term, but were prepared for a correction. Finally, we believed that investors should not be underweight commodities as global growth was supporting the bullish “grind trade” narrative from supply cutbacks.

The big shock to this growth story came in the second quarter of 2018, with concerns about European and Chinese growth. This led to U.S. dollar strength, commodity weakness, and emerging markets equity weakness. The result for income-oriented investors was that interest rates rose more slowly and impacted fixed income investors less negatively.

To keep you informed on an ongoing basis, we encourage you to stay in touch with us through the videos, email subscriptions, and research blogs available on our website, www.vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit www.vaneck.com.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for each of the funds for the six month period ended October 31, 2018. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
VanEck Vectors ETF Trust

November 5, 2018

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

1

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2018 to October 31, 2018.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Annualized Expense Ratio During Period	Expenses Paid During the Period* May 1, 2018 – October 31, 2018
AMT-Free Intermediate Municipal Index ETF
Actual	$1,000.00	$1,000.40	0.24%	$1.21
Hypothetical**	$1,000.00	$1,024.00	0.24%	$1.22
AMT-Free Long Municipal Index ETF
Actual	$1,000.00	$992.50	0.24%	$1.21
Hypothetical**	$1,000.00	$1,024.00	0.24%	$1.22
AMT-Free Short Municipal Index ETF
Actual	$1,000.00	$1,006.50	0.20%	$1.01
Hypothetical**	$1,000.00	$1,024.20	0.20%	$1.02
High-Yield Municipal Index ETF
Actual	$1,000.00	$1,005.40	0.35%	$1.77
Hypothetical**	$1,000.00	$1,023.44	0.35%	$1.79
Pre-Refunded Municipal Index ETF
Actual	$1,000.00	$1,005.20	0.24%	$1.21
Hypothetical**	$1,000.00	$1,024.00	0.24%	$1.22
Short High-Yield Municipal Index ETF
Actual	$1,000.00	$1,009.60	0.35%	$1.77
Hypothetical**	$1,000.00	$1,023.44	0.35%	$1.79
CEF Municipal Income ETF
Actual	$1,000.00	$967.00	0.40%	$1.98
Hypothetical**	$1,000.00	$1,023.19	0.40%	$2.04

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended October 31, 2018) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
2

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2018 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.7%
Alabama: 1.1%
	Alabama Federal Aid Highway Finance Authority (RB)
$2,665,000	4.00%, 09/01/24 (c)	$2,758,808
1,080,000	5.00%, 09/01/24 (c)	1,213,142
400,000	5.00%, 09/01/24 (c)	446,564
	Alabama Federal Aid Highway Finance Authority, Series A (RB)
940,000	5.00%, 09/01/26 (c)	1,068,188
10,000	5.00%, 09/01/26 (c)	11,327
500,000	5.00%, 09/01/27 (c)	571,630
250,000	5.00%, 09/01/27 (c)	284,575
150,000	5.00%, 09/01/27	176,295
280,000	5.00%, 09/01/27 (c)	321,278
15,000	Alabama Public School and College Authority, Series A (RB) 5.00%, 02/01/24 (c)	16,770
	Alabama Public School and College Authority, Series B (RB)
535,000	5.00%, 07/01/24 (c)	600,404
540,000	5.00%, 07/01/24 (c)	607,829
1,050,000	5.00%, 07/01/24 (c)	1,184,242
	Auburn University, Series A (RB)
10,000	5.00%, 06/01/26 (c)	11,427
25,000	5.00%, 06/01/26 (c)	28,733
860,000	Board of Trustees of the University of Alabama, Series B (RB) 3.00%, 07/01/27 (c)	787,167
	County of Jefferson (RB)
100,000	5.00%, 03/15/27 (c)	110,187
1,350,000	5.00%, 03/15/27 (c)	1,516,590
1,050,000	5.00%, 03/15/27 (c)	1,186,951
	Infirmary Health System, Inc., Series A (RB)
500,000	3.00%, 02/01/26 (c)	461,915
260,000	3.00%, 02/01/26 (c)	243,737
	Lower Alabama Gas District, Series A (RB)
275,000	5.00%, 09/01/29	310,054
335,000	5.00%, 09/01/31	376,959
100,000	5.00%, 09/01/34	112,897
	UAB Medicine Finance Authority, Series B (RB)
100,000	5.00%, 09/01/26 (c)	111,789
225,000	5.00%, 09/01/26 (c)	253,179
	Water Works Board of the City of Birmingham, Series A (RB)
595,000	5.00%, 01/01/27 (c)	665,490
250,000	5.00%, 01/01/27 (c)	280,568
775,000	5.00%, 01/01/27 (c)	882,857
		16,601,552
Alaska: 0.3%
	Alaska Housing Finance Corp., Series A (RB)
900,000	4.00%, 06/01/27 (c)	927,693
150,000	5.00%, 12/01/23 (c)	163,371
15,000	5.00%, 06/01/25 (c)	16,817
525,000	5.00%, 06/01/27 (c)	587,874
Principal Amount		Value

Alaska: (continued)
	Matanuska-Susitna Borough, Goose Creek Correctional Center Project (RB)
$250,000	5.00%, 09/01/25 (c)	$277,243
300,000	5.25%, 09/01/25 (c)	343,788
130,000	State of Alaska, Series A (GO) 5.00%, 08/01/25 (c)	145,685
	State of Alaska, Series B (GO)
1,525,000	5.00%, 08/01/25 (c)	1,708,991
1,125,000	5.00%, 08/01/25 (c)	1,269,517
		5,440,979
Arizona: 1.3%
	Arizona Transportation Board, Highway Revenue (RB)
25,000	5.00%, 07/01/24 (c)	28,309
1,050,000	5.00%, 07/01/26 (c)	1,192,012
810,000	5.00%, 07/01/26 (c)	923,125
210,000	Arizona Transportation Board, Maricopa County Regional Area (RB) 5.00%, 07/01/24 (c)	237,203
	Arizona Water Infrastructure Finance Authority, Series A (RB)
35,000	5.00%, 10/01/24 (c)	39,782
405,000	5.00%, 10/01/24 (c)	461,526
750,000	Board of Regents, Arizona State University, Series A (RB) 5.00%, 07/01/25 (c)	853,065
110,000	Board of Regents, Arizona State University, Series B (RB) 5.00%, 07/01/25 (c)	125,837
	Board of Regents, University of Arizona (RB)
215,000	3.00%, 06/01/26 (c)	196,893
100,000	5.00%, 06/01/26 (c)	112,962
165,000	5.00%, 06/01/26 (c)	185,793
30,000	City of Chandler (GO) 5.00%, 07/01/24 (c)	33,937
450,000	City of Glendale, Water and Sewer Revenue, Senior Lien (RB) 5.00%, 07/01/25 (c)	511,249
	City of Mesa, Utility System Revenue (RB)
5,000	3.25%, 07/01/24 (c)	5,189
10,000	3.25%, 07/01/24 (c)	10,378
730,000	3.25%, 07/01/24 (c)	731,854
1,235,000	3.25%, 07/01/24 (c)	1,214,907
1,590,000	4.00%, 07/01/26 (c)	1,656,017
270,000	5.00%, 07/01/26 (c)	307,908
705,000	5.00%, 07/01/26 (c)	808,141
1,250,000	City of Phoenix (GO) 4.00%, 07/01/24 (c)	1,349,100
	City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System (RB)
130,000	5.00%, 07/01/24 (c)	145,457
10,000	5.00%, 07/01/24 (c)	11,279
860,000	5.00%, 07/01/26 (c)	984,545
620,000	5.00%, 07/01/26 (c)	708,877

See Notes to Financial Statements

3

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Arizona: (continued)
$1,250,000	City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System, Series B (RB) 4.00%, 07/01/24 (c)	$1,326,675
	City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series B (RB)
250,000	5.00%, 07/01/27 (c)	281,588
100,000	5.00%, 07/01/27 (c)	113,441
250,000	5.00%, 07/01/27 (c)	285,635
500,000	City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series D (RB) 5.00%, 07/01/27 (c)	563,175
	City of Phoenix Civic Improvement Corp., Subordinated Excise Tax Revenue, Series A (RB)
1,870,000	5.00%, 07/01/24 (c)	2,111,193
115,000	5.00%, 07/01/25 (c)	131,405
1,250,000	City of Phoenix Civic Improvement Corp., Subordinated Excise Tax Revenue, Series B (RB) 5.00%, 07/01/26	1,452,487
250,000	Maricopa County High School District No. 210 (GO) 5.00%, 07/01/27 (c)	285,225
	Maricopa County Industrial Development Authority (RB)
20,000	3.13%, 01/01/27 (c)	18,469
25,000	5.00%, 01/01/25	28,366
215,000	5.00%, 01/01/28	249,783
700,000	5.00%, 01/01/29	817,159
10,000	Pima County Regional Transportation Authority (RB) 5.00%, 06/01/23 (c)	11,098
25,000	Pima County, Sewer System (RB) 5.00%, 07/01/25	28,698
	Salt River Project Agricultural Improvement and Power District, Series A (RB)
10,000	5.00%, 01/01/27 (c)	11,635
250,000	5.00%, 01/01/28 (c)	287,200
		20,838,577
Arkansas: 0.2%
770,000	City of Little Rock, Sewer Revenue (RB) 4.70%, 04/01/25 (c)	849,148
	State of Arkansas, Federal Highway Grant Anticipation (GO)
1,090,000	4.00%, 10/01/23 (c)	1,169,842
1,425,000	5.00%, 10/01/24 (c)	1,608,825
		3,627,815
California: 14.9%
210,000	Airport Commission of San Francisco, Series D (RB) 5.00%, 05/01/25	244,312
1,490,000	Alameda County Joint Powers Authority (RB) 5.00%, 12/01/26 (c)	1,715,079
Principal Amount		Value

California: (continued)
	Alameda County, California Joint Powers Authority, Series A (RB)
$120,000	5.00%, 12/01/23 (c)	$133,924
15,000	5.00%, 12/01/23 (c)	16,778
	Anaheim Housing and Public Improvements Authority (RB)
25,000	5.00%, 10/01/21 (c)	26,950
25,000	5.00%, 10/01/21 (c)	26,965
1,000,000	Bay Area Toll Authority, Series S-7 (RB) 4.00%, 04/01/27 (c)	1,042,070
1,550,000	California Department of Water Resources, Central Valley Project Water System (RB) 5.00%, 12/01/24 (c)	1,783,337
	California Department of Water Resources, Central Valley Project Water System, Series AV (RB)
750,000	4.00%, 06/01/26 (c)	799,980
1,865,000	4.00%, 06/01/26 (c)	1,999,728
145,000	California Health Facilities Financing Authority, Adventist Health System, Series A (RB) 4.00%, 03/01/25	156,599
100,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center (RB) 5.00%, 11/15/25 (c)	115,271
310,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series A (RB) 5.00%, 08/15/26 (c)	354,141
175,000	California Health Facilities Financing Authority, El Camino Hospital (RB) 3.75%, 02/01/27 (c)	171,941
110,000	California Health Facilities Financing Authority, Kaiser Permanente, Series A (RB) 5.00%, 11/01/27	131,545
160,000	California Health Facilities Financing Authority, Lucile Salter Packard Children Hospital, Series A (RB) 5.00%, 08/15/26 (c)	180,054
	California Health Facilities Financing Authority, Providence Health and Services, Series A (RB)
1,000,000	5.00%, 10/01/24 (c)	1,126,660
15,000	5.00%, 10/01/24	17,236
1,000,000	5.00%, 10/01/26 (c)	1,132,410
	California Health Facilities Financing Authority, Series A (RB)
100,000	4.00%, 08/15/24 (c)	101,233
125,000	5.00%, 10/01/24 (c)	142,078
20,000	5.00%, 10/01/24 (c)	22,946
	California Infrastructure and Economic Development Bank, Clean Water State (RB)
10,000	5.00%, 10/01/24	11,611
100,000	5.00%, 10/01/25	118,077

See Notes to Financial Statements

4

Principal Amount		Value

California: (continued)
$550,000	5.00%, 04/01/26 (c)	$646,992
115,000	5.00%, 04/01/26 (c)	131,499
1,670,000	5.00%, 04/01/26 (c)	1,954,601
45,000	5.00%, 04/01/26 (c)	52,404
150,000	California Infrastructure and Economic Development Bank, Independent System Operator Corp. Project (RB) 5.00%, 02/01/23 (c)	165,782
710,000	California Municipal Finance Authority, Community Medical Centers, Series A (RB) 5.00%, 02/01/27 (c)	795,945
1,000,000	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 5.00%, 07/01/27 (c)	1,104,930
500,000	California State Public Works Board (RB) 3.00%, 09/01/27 (c)	468,795
	California State Public Works Board, Department of Corrections and Rehabilitation, Series A (RB)
100,000	4.00%, 09/01/24 (c)	104,764
150,000	5.00%, 09/01/24 (c)	166,440
105,000	5.00%, 09/01/24 (c)	118,791
200,000	5.00%, 09/01/24 (c)	222,374
250,000	5.00%, 09/01/24 (c)	281,683
1,010,000	5.00%, 09/01/24 (c)	1,147,340
	California State Public Works Board, Department of Corrections and Rehabilitation, Series C (RB)
135,000	5.25%, 10/01/24 (c)	152,515
695,000	5.25%, 10/01/24 (c)	799,862
	California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB)
225,000	3.00%, 09/01/27 (c)	208,753
270,000	5.00%, 09/01/24 (c)	306,715
	California State Public Works Board, Department of Corrections and Rehabilitation, Series E (RB)
460,000	2.50%, 10/01/26 (c)	416,033
400,000	4.00%, 10/01/26 (c)	420,776
515,000	California State Public Works Board, Department of Corrections and Rehabilitation, Series F (RB) 5.25%, 09/01/23 (c)	574,575
1,115,000	California State Public Works Board, Department of Corrections and Rehabilitation, Series G (RB) 5.00%, 09/01/23 (c)	1,237,840
	California State Public Works Board, Department of Corrections and Rehabilitation, Series H (RB)
270,000	3.00%, 12/01/25 (c)	268,369
520,000	3.25%, 12/01/25 (c)	517,416
345,000	3.38%, 12/01/25 (c)	340,232
Principal Amount		Value

California: (continued)
$245,000	California State Public Works Board, Department of General Services, Series F (RB) 5.00%, 05/01/25	$281,838
	California State Public Works Board, Judicial Council of California, Series B (RB)
245,000	5.00%, 10/01/24 (c)	273,476
1,060,000	5.00%, 10/01/24 (c)	1,196,115
	California State Public Works Board, Series B (RB)
300,000	5.00%, 10/01/24 (c)	336,081
35,000	5.00%, 10/01/24 (c)	38,887
1,045,000	5.00%, 10/01/27 (c)	1,218,940
1,210,000	5.00%, 10/01/27 (c)	1,402,124
	California State Public Works Board, Series C (RB)
45,000	5.00%, 11/01/26 (c)	51,667
30,000	5.00%, 11/01/26 (c)	34,653
15,000	5.00%, 11/01/26 (c)	17,130
	California State Public Works Board, Series D (RB)
250,000	5.00%, 09/01/24 (c)	279,675
35,000	5.00%, 04/01/25	40,200
	California State Public Works Board, Series F (RB)
60,000	5.00%, 05/01/25 (c)	67,602
590,000	5.00%, 05/01/25 (c)	669,243
930,000	5.00%, 05/01/25 (c)	1,059,661
	California State Public Works Board, Series I (RB)
25,000	5.00%, 11/01/23 (c)	27,932
25,000	5.25%, 11/01/23 (c)	28,049
120,000	California State Public Works Board, Various Capital Projects, Series B (RB) 5.00%, 10/01/27 (c)	138,241
	California State Public Works Board, Various Capital Projects, Series C (RB)
425,000	4.00%, 11/01/26 (c)	442,722
160,000	5.00%, 03/01/27	186,893
1,000,000	California State Public Works Board, Various Capital Projects, Series D (RB) 5.00%, 10/01/26 (c)	1,149,810
	California State Public Works Board, Various Capital Projects, Series I (RB)
160,000	4.00%, 11/01/23 (c)	169,816
125,000	5.00%, 11/01/23 (c)	140,470
120,000	5.25%, 11/01/23 (c)	134,992
420,000	California State School Facilities (GO) 5.00%, 11/01/23 (c)	466,536
	California State University, Series A (RB)
910,000	3.00%, 05/01/26 (c)	841,058
35,000	5.00%, 11/01/25	41,100
1,730,000	5.00%, 11/01/25 (c)	1,966,802

See Notes to Financial Statements

5

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

California: (continued)
$450,000	5.00%, 11/01/25 (c)	$526,531
35,000	5.00%, 11/01/25 (c)	40,005
15,000	5.00%, 11/01/25 (c)	17,279
100,000	5.00%, 11/01/25	117,429
220,000	5.00%, 05/01/26 (c)	250,294
105,000	5.00%, 05/01/26 (c)	123,866
10,000	5.00%, 05/01/26 (c)	11,420
510,000	5.00%, 05/01/27 (c)	586,418
765,000	5.00%, 05/01/27 (c)	882,733
1,015,000	5.00%, 05/01/27 (c)	1,189,519
525,000	California State Veterans, Series CL (GO) 3.50%, 12/01/24 (c)	525,845
100,000	California Statewide Communities Development Authority (RB) 3.25%, 02/15/26 (c)	96,961
	California Statewide Communities Development Authority, Enloe Medical Center (RB)
480,000	3.00%, 02/15/26 (c)	466,579
725,000	5.00%, 02/15/26 (c)	844,494
735,000	5.00%, 02/15/26 (c)	850,843
500,000	California Statewide Communities Development Authority, Huntington Memorial Hospital, Series B (RB) 5.00%, 07/01/24 (c)	548,165
260,000	California Statewide Communities Development Authority, Series A (RB) 4.13%, 03/01/26 (c)	269,565
300,000	Campbell Union High School District, Series B (GO) 5.00%, 08/01/26 (c)	339,417
195,000	City and County of San Francisco, Series A (GO) 4.00%, 06/15/22 (c)	204,161
240,000	City and County of San Francisco, Series B (CP) 3.00%, 10/01/25 (c)	229,186
	City and County of San Francisco, Series R-1 (GO)
20,000	5.00%, 06/15/23 (c)	22,456
20,000	5.00%, 06/15/23 (c)	22,456
	City of Bakersfield, Wastewater Revenue, Series A (RB)
240,000	5.00%, 09/15/20 (c)	252,552
15,000	5.00%, 09/15/25 (c)	17,231
400,000	City of Los Angeles, Department of Water and Power, Series B (RB) 5.00%, 07/01/23 (c)	448,432
	City of Los Angeles, Wastewater System, Series A (RB)
30,000	5.00%, 06/01/25 (c)	34,642
250,000	5.00%, 06/01/27 (c)	291,272
	Contra Costa Transportation Authority (RB)
35,000	5.00%, 03/01/25	40,716
20,000	5.00%, 03/01/25 (c)	22,548
Principal Amount		Value

California: (continued)
	Contra Costa Water District (RB)
$30,000	5.00%, 10/01/24 (c)	$34,401
35,000	5.00%, 10/01/24	40,448
250,000	Corona-Norco Unified School District, Series A (GO) 4.00%, 08/01/26 (c)	261,693
150,000	County of San Diego, Edgemoor and RCS Refunding, Series A (CP) 5.00%, 10/15/24 (c)	169,823
	County of Santa Clara (GO)
525,000	5.00%, 08/01/27 (c)	606,107
125,000	5.00%, 08/01/27 (c)	147,475
620,000	Department of Airports of the City of Los Angeles, Series C (RB) 5.00%, 05/15/25 (c)	698,188
15,000	East Bay Municipal Utility District, Wastewater System, Series A (RB) 5.00%, 06/01/25	17,600
	East Bay Municipal Utility District, Water System, Series A (RB)
10,000	4.00%, 06/01/24	11,029
1,035,000	5.00%, 06/01/24 (c)	1,162,098
315,000	5.00%, 06/01/24 (c)	354,551
1,000,000	5.00%, 06/01/24 (c)	1,133,900
20,000	5.00%, 06/01/25	23,493
460,000	5.00%, 06/01/27 (c)	532,146
	East Bay Municipal Utility District, Water System, Series B (RB)
930,000	5.00%, 06/01/27	1,114,884
775,000	5.00%, 06/01/29	944,469
	Eastern Municipal Water District, Financing Authority, Series B (RB)
550,000	5.00%, 07/01/26 (c)	628,435
145,000	5.00%, 07/01/26 (c)	166,214
	Eastern Municipal Water District, Water and Wastewater Revenue, Series A (RB)
360,000	5.00%, 07/01/26 (c)	412,402
250,000	5.00%, 07/01/26 (c)	285,283
25,000	5.00%, 07/01/26 (c)	29,050
400,000	5.00%, 07/01/26 (c)	460,008
520,000	El Dorado Irrigation District, Series C (RB) 5.00%, 03/01/26 (c)	594,209
30,000	Emeryville Redevelopment Agency Successor Agency (AGM) (TA) 5.00%, 09/01/24 (c)	34,237
	Fontana Redevelopment Agency Successor Agency (TA)
150,000	5.00%, 10/01/26	177,717
750,000	5.00%, 10/01/27 (c)	864,007
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB)
250,000	3.25%, 06/01/25 (c)	240,400
115,000	5.00%, 06/01/25 (c)	127,409

See Notes to Financial Statements

6

Principal Amount		Value

California: (continued)
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
$1,015,000	5.00%, 06/01/26	$1,127,706
1,000,000	5.00%, 06/01/28 (c)	1,107,440
	Imperial Irrigation District, Electric System, Series C (RB)
215,000	5.00%, 05/01/26 (c)	244,141
750,000	5.00%, 05/01/26 (c)	853,815
105,000	Long Beach Unified School District (GO) 5.00%, 08/01/26 (c)	123,542
	Los Angeles Community College District, Series A (GO)
3,200,000	4.00%, 08/01/24 (c)	3,326,464
175,000	5.00%, 08/01/24 (c)	196,782
1,355,000	5.00%, 08/01/24 (c)	1,557,152
1,325,000	5.00%, 08/01/24 (c)	1,495,209
245,000	5.00%, 08/01/24 (c)	279,280
1,565,000	5.00%, 08/01/24 (c)	1,774,976
	Los Angeles Community College District, Series G (GO)
1,000,000	4.00%, 08/01/24 (c)	1,064,900
100,000	5.00%, 08/01/24 (c)	114,919
	Los Angeles Community College District, Series I (GO)
750,000	2.13%, 08/01/26 (c)	638,310
25,000	4.00%, 08/01/26	28,075
110,000	4.00%, 08/01/26 (c)	119,933
	Los Angeles Community College District, Series J (GO)
750,000	4.00%, 08/01/27 (c)	784,927
400,000	4.00%, 08/01/27 (c)	421,732
100,000	5.00%, 08/01/27 (c)	118,751
	Los Angeles County Metropolitan Transportation Authority (RB)
25,000	4.00%, 07/01/26 (c)	26,841
105,000	5.00%, 06/01/25	123,200
375,000	5.00%, 06/01/26 (c)	433,481
115,000	5.00%, 06/01/26 (c)	135,173
790,000	Los Angeles County Metropolitan Transportation Authority, Series A (RB) 5.00%, 07/01/25 (c)	923,186
15,000	Los Angeles County Public Works Financing Authority, Series B (RB) 5.00%, 12/01/25 (c)	17,158
	Los Angeles County Public Works Financing Authority, Series D (RB)
815,000	5.00%, 12/01/25 (c)	927,177
285,000	5.00%, 12/01/25 (c)	325,994
	Los Angeles Department of Water and Power, Series A (RB)
725,000	3.25%, 01/01/25 (c)	713,864
25,000	5.00%, 01/01/25 (c)	28,108
10,000	5.00%, 01/01/25 (c)	11,438
175,000	5.00%, 01/01/26 (c)	202,162
15,000	5.00%, 01/01/26 (c)	17,445
30,000	5.00%, 01/01/26 (c)	35,364
Principal Amount		Value

California: (continued)
$1,000,000	5.00%, 01/01/27 (c)	$1,149,290
500,000	5.00%, 01/01/28 (c)	580,020
500,000	5.00%, 01/01/28 (c)	582,195
	Los Angeles Department of Water and Power, Series B (RB)
30,000	5.00%, 07/01/23 (c)	33,717
1,175,000	5.00%, 01/01/24 (c)	1,319,466
125,000	5.00%, 01/01/26 (c)	145,376
10,000	5.00%, 01/01/26 (c)	11,709
275,000	5.00%, 01/01/27 (c)	314,982
	Los Angeles Department of Water and Power, Series C (RB)
100,000	5.00%, 07/01/27 (c)	114,909
500,000	5.00%, 07/01/27 (c)	576,600
1,000,000	5.00%, 07/01/27 (c)	1,182,520
	Los Angeles Department of Water and Power, Series D (RB)
245,000	5.00%, 07/01/24 (c)	274,131
100,000	5.00%, 07/01/24 (c)	111,612
1,275,000	5.00%, 07/01/24 (c)	1,450,988
905,000	5.00%, 07/01/24 (c)	1,026,324
	Los Angeles Unified School District, Series A (GO)
175,000	5.00%, 07/01/21 (c)	187,511
20,000	5.00%, 07/01/21 (c)	21,441
1,475,000	5.00%, 07/01/25 (c)	1,692,208
25,000	5.00%, 07/01/25 (c)	28,781
105,000	5.00%, 07/01/25 (c)	121,437
105,000	5.00%, 07/01/26	123,121
110,000	5.00%, 07/01/27	130,171
	Los Angeles Unified School District, Series B (GO)
1,130,000	2.00%, 07/01/26 (c)	976,704
710,000	3.00%, 07/01/26 (c)	677,816
525,000	3.00%, 07/01/26 (c)	494,319
605,000	5.00%, 07/01/24 (c)	687,474
1,585,000	5.00%, 07/01/26 (c)	1,839,361
2,460,000	5.00%, 07/01/26 (c)	2,827,204
1,170,000	Los Angeles Unified School District, Series B-1 (GO) 5.00%, 01/01/28 (c)	1,358,265
	Los Angeles Unified School District, Series C (GO)
855,000	5.00%, 07/01/24 (c)	969,134
830,000	5.00%, 07/01/24 (c)	934,721
1,300,000	5.00%, 07/01/24 (c)	1,466,205
1,425,000	5.00%, 07/01/24 (c)	1,611,205
200,000	5.00%, 07/01/25	232,644
	Metropolitan Water District of Southern California, Series A (RB)
250,000	2.50%, 07/01/26	251,738
785,000	2.50%, 07/01/27	784,380
100,000	5.00%, 01/01/26 (c)	113,562
	Monterey Peninsula Community College District (GO)
570,000	0.00%, 02/01/26 (c) ^	356,427
975,000	0.00%, 02/01/26 (c) ^	580,427
790,000	0.00%, 02/01/26 (c) ^	551,815
615,000	0.00%, 02/01/26 (c) ^	404,941

See Notes to Financial Statements

7

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

California: (continued)
	Municipal Improvement Corp. of Los Angeles (RB)
$110,000	5.00%, 11/01/26 (c)	$128,088
130,000	5.00%, 11/01/26 (c)	152,807
240,000	5.00%, 11/01/26	283,819
500,000	Municipal Improvement Corp. of Los Angeles, Series B (RB) 5.00%, 11/01/26 (c)	577,555
	Northern California Transmission Agency (RB)
20,000	5.00%, 05/01/26 (c)	22,913
30,000	5.00%, 05/01/26 (c)	34,743
25,000	5.00%, 05/01/26 (c)	29,156
	Oakland Unified School District (GO)
925,000	5.00%, 08/01/26 (c)	1,073,490
100,000	5.00%, 08/01/26	117,044
	Oakland Unified School District, Series A (GO)
225,000	5.00%, 08/01/25 (c)	253,611
375,000	5.00%, 08/01/25 (c)	424,894
315,000	Palm Springs Unified School District (GO) 4.00%, 08/01/26 (c)	327,546
	Palm Springs Unified School District, Series D (GO)
235,000	2.50%, 08/01/26 (c)	201,261
150,000	3.00%, 08/01/26 (c)	141,002
690,000	Palomar Community College District (GO) 5.00%, 05/01/25 (c)	781,798
150,000	Palomar Health, Series B (GO) 5.00%, 08/01/26 (c)	168,390
250,000	Pittsburg Successor Agency, Los Medanos Community, Series A (AGM) (TA) 5.00%, 09/01/26 (c)	286,343
250,000	Placentia-Yorba Linda Unified School District, Series A (CP) (AGM) 4.00%, 10/01/25 (c)	261,048
100,000	Poway Unified School District (GO) 5.00%, 08/01/24 (c)	113,017
	Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series A (RB)
440,000	5.00%, 10/01/25 (c)	499,567
475,000	5.00%, 10/01/25 (c)	540,583
	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series A (RB)
30,000	5.00%, 11/01/24	34,823
15,000	5.00%, 05/01/25 (c)	17,226
25,000	5.00%, 11/01/26 (c)	28,570
	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series D (RB)
1,170,000	5.00%, 11/01/27 (c)	1,348,331
150,000	5.00%, 11/01/27 (c)	179,646
Principal Amount		Value

California: (continued)
	Regents of the University of California, Medical Center Pooled Revenue, Series L (RB)
$160,000	4.00%, 05/15/25	$177,341
650,000	5.00%, 05/15/26 (c)	733,824
645,000	Regents of the University of California, Series AM (RB) 5.00%, 05/15/24 (c)	731,088
	Regents of the University of California, Series AO (RB)
150,000	5.00%, 05/15/25 (c)	169,011
510,000	5.00%, 05/15/25 (c)	576,259
560,000	5.00%, 05/15/25 (c)	648,323
	Regents of the University of California, Series AR (RB)
500,000	5.00%, 05/15/26 (c)	566,995
750,000	5.00%, 05/15/26 (c)	863,047
	Regents of the University of California, Series I (RB)
1,250,000	5.00%, 05/15/25 (c)	1,410,812
1,115,000	5.00%, 05/15/25 (c)	1,266,283
415,000	5.00%, 05/15/25 (c)	478,553
935,000	5.00%, 05/15/25 (c)	1,067,265
455,000	Regents of the University of California, Series K (RB) 5.00%, 05/15/26 (c)	519,924
20,000	Riverside County Public Financing Authority (RB) 5.00%, 11/01/25	23,080
705,000	Riverside County Transportation Commission, Series A (RB) 2.00%, 06/01/24 (c)	619,441
	Sacramento City Financing Authority, Master Lease Program Facilities (RB)
650,000	3.38%, 12/01/25 (c)	658,378
10,000	5.00%, 12/01/25 (c)	11,459
	Sacramento County Sanitation Districts Financing Authority (RB)
1,060,000	5.00%, 06/01/24 (c)	1,184,327
250,000	5.00%, 06/01/24 (c)	280,423
15,000	5.00%, 06/01/24 (c)	16,958
	Sacramento County Sanitation Districts Financing Authority, Series A (RB)
170,000	5.00%, 06/01/24 (c)	193,717
250,000	5.00%, 06/01/24 (c)	281,113
	Sacramento Municipal Utility District (RB)
20,000	5.00%, 07/01/25	23,466
1,000,000	5.00%, 08/15/28	1,214,830
	San Diego Association of Governments, South Bay Expressway, Series A (RB)
685,000	5.00%, 07/01/27 (c)	779,290
500,000	5.00%, 07/01/27 (c)	572,905
	San Diego Community College District (GO)
855,000	5.00%, 08/01/26 (c)	995,502
45,000	5.00%, 08/01/26 (c)	52,739

See Notes to Financial Statements

8

Principal Amount		Value

California: (continued)
	San Diego County Regional Transportation Commission (RB)
$700,000	5.00%, 04/01/26 (c)	$802,438
105,000	5.00%, 04/01/26 (c)	120,974
	San Diego County Water Authority, Series A (RB)
20,000	5.00%, 05/01/25 (c)	22,968
500,000	5.00%, 05/01/26 (c)	571,020
150,000	5.00%, 05/01/26 (c)	171,851
100,000	5.00%, 05/01/26 (c)	115,077
	San Diego Public Facilities Financing Authority (RB)
175,000	5.00%, 05/15/25	205,727
365,000	5.00%, 10/15/25 (c)	418,637
345,000	5.00%, 10/15/25 (c)	393,348
45,000	San Diego Public Facilities Financing Authority, Series A (RB) 5.00%, 05/15/26 (c)	52,415
555,000	San Diego Regional Building Authority, Series A (RB) 5.00%, 10/15/25 (c)	630,147
510,000	San Diego Unified School District, Series F (GO) 5.00%, 07/01/25 (c)	585,103
650,000	San Diego Unified School District, Series I (GO) 5.00%, 07/01/27 (c)	754,429
15,000	San Diego Unified School District, Series R-4 (GO) 5.00%, 07/01/25 (c)	17,388
	San Diego Unified School District, Series R-5 (GO)
20,000	4.00%, 07/01/26 (c)	21,388
470,000	5.00%, 07/01/26 (c)	547,550
30,000	5.00%, 07/01/26	35,638
1,325,000	San Diego Unified School District, Series SR-1 (GO) 4.00%, 07/01/26 (c)	1,378,199
210,000	San Francisco Bay Area Rapid Transit District, Series D (GO) 5.00%, 08/01/25 (c)	242,122
	San Francisco Community College District (GO)
120,000	5.00%, 06/15/25 (c)	136,859
880,000	5.00%, 06/15/25 (c)	1,009,958
	San Francisco County Transportation Authority (RB)
500,000	3.00%, 02/01/27 (c)	458,850
1,000,000	3.00%, 02/01/27 (c)	929,110
	San Francisco Unified School District, Proposition A (GO)
500,000	3.00%, 06/15/24 (c)	488,840
445,000	3.25%, 06/15/24 (c)	433,016
510,000	5.00%, 06/15/24 (c)	583,343
30,000	San Joaquin County Transportation Authority (RB) 5.00%, 03/01/27 (c)	34,728
Principal Amount		Value

California: (continued)
	San Joaquin County, Administration Building Project (CP) (AGM)
$520,000	5.00%, 11/15/27 (c)	$601,775
500,000	5.00%, 11/15/27 (c)	584,670
25,000	San Joaquin Delta Community College District (GO) 5.00%, 08/01/25 (c)	28,458
25,000	San Jose Evergreen Community College District (GO) 5.00%, 09/01/24 (c)	28,575
	San Marcos Unified School District (GO)
400,000	4.00%, 08/01/27 (c)	414,940
350,000	5.00%, 08/01/27 (c)	398,580
500,000	5.00%, 08/01/27 (c)	578,495
350,000	5.00%, 08/01/27 (c)	402,909
300,000	San Mateo County Transit District (RB) 5.00%, 06/01/25 (c)	340,758
20,000	San Mateo Joint Powers Financing Authority (RB) 5.00%, 06/15/24 (c)	22,594
670,000	San Mateo Union High School District (GO) 4.00%, 09/01/26 (c)	700,224
750,000	Santa Clara County Financing Authority, Series Q (RB) 4.00%, 05/15/25 (c)	779,287
25,000	Santa Clara Valley Water District (RB) 5.00%, 12/01/25 (c)	28,527
	Southern California Public Power Authority (RB)
20,000	5.00%, 07/01/21 (c)	21,505
20,000	5.00%, 07/01/24 (c)	22,467
40,000	5.00%, 07/01/24 (c)	45,159
	State of California (GO)
130,000	4.00%, 08/01/26 (c)	134,729
120,000	4.00%, 09/01/26 (c)	125,836
175,000	5.00%, 12/01/23 (c)	194,689
255,000	5.00%, 10/01/24 (c)	286,113
115,000	5.00%, 09/01/25	132,789
125,000	5.00%, 10/01/25	144,469
750,000	5.00%, 04/01/26 (c)	858,135
190,000	5.00%, 08/01/26 (c)	213,988
	State of California, Department of Water Resources (RB)
15,000	5.00%, 12/01/24	17,461
180,000	5.00%, 12/01/24 (c)	208,645
275,000	5.00%, 12/01/26 (c)	316,541
20,000	5.00%, 12/01/26 (c)	23,193
900,000	5.00%, 12/01/27 (c)	1,058,562
	State of California, Various Purpose (GO)
645,000	3.00%, 09/01/26 (c)	593,942
700,000	4.00%, 08/01/26 (c)	727,881
250,000	4.00%, 09/01/26 (c)	260,053
375,000	4.00%, 09/01/26	410,854
1,000,000	4.00%, 09/01/26 (c)	1,068,570
2,260,000	4.00%, 09/01/26 (c)	2,369,904
1,300,000	4.00%, 09/01/26 (c)	1,357,733

See Notes to Financial Statements

9

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

California: (continued)
$1,250,000	4.00%, 09/01/26 (c)	$1,310,787
395,000	4.00%, 09/01/26 (c)	412,542
100,000	4.00%, 11/01/27 (c)	104,855
1,050,000	5.00%, 09/01/21 (c)	1,129,926
115,000	5.00%, 09/01/21 (c)	123,917
390,000	5.00%, 09/01/21 (c)	420,018
140,000	5.00%, 09/01/21 (c)	150,616
355,000	5.00%, 09/01/21 (c)	382,733
1,065,000	5.00%, 09/01/23 (c)	1,189,520
30,000	5.00%, 11/01/23 (c)	33,773
250,000	5.00%, 11/01/23 (c)	280,063
560,000	5.00%, 12/01/23 (c)	621,594
180,000	5.00%, 12/01/23 (c)	202,990
1,025,000	5.00%, 12/01/23 (c)	1,155,913
345,000	5.00%, 12/01/23 (c)	388,184
1,100,000	5.00%, 12/01/23 (c)	1,223,761
1,000,000	5.00%, 12/01/23 (c)	1,122,120
990,000	5.00%, 12/01/23 (c)	1,118,472
820,000	5.00%, 12/01/23 (c)	926,411
260,000	5.00%, 08/01/24 (c)	290,160
265,000	5.00%, 08/01/24 (c)	297,235
775,000	5.00%, 10/01/24 (c)	867,310
1,000,000	5.00%, 10/01/24 (c)	1,136,040
1,085,000	5.00%, 10/01/24 (c)	1,247,392
15,000	5.00%, 10/01/24 (c)	17,174
1,100,000	5.00%, 10/01/24 (c)	1,249,644
1,125,000	5.00%, 10/01/24 (c)	1,293,379
1,000,000	5.00%, 02/01/25 (c)	1,128,300
1,300,000	5.00%, 02/01/25 (c)	1,455,701
250,000	5.00%, 02/01/25 (c)	278,430
630,000	5.00%, 02/01/25 (c)	699,747
25,000	5.00%, 02/01/25 (c)	28,485
20,000	5.00%, 02/01/25 (c)	22,664
1,040,000	5.00%, 02/01/25 (c)	1,168,991
800,000	5.00%, 03/01/25 (c)	909,376
690,000	5.00%, 03/01/25 (c)	788,663
2,465,000	5.00%, 03/01/25	2,828,341
450,000	5.00%, 03/01/25 (c)	509,004
400,000	5.00%, 03/01/25 (c)	446,044
1,130,000	5.00%, 03/01/25 (c)	1,291,579
1,035,000	5.00%, 08/01/25 (c)	1,177,478
185,000	5.00%, 08/01/25 (c)	212,678
620,000	5.00%, 08/01/25	715,251
1,425,000	5.00%, 08/01/25 (c)	1,598,779
1,250,000	5.00%, 08/01/25 (c)	1,394,350
1,660,000	5.00%, 08/01/25 (c)	1,880,863
30,000	5.00%, 09/01/25 (c)	34,337
1,000,000	5.00%, 09/01/25	1,154,690
420,000	5.00%, 09/01/25 (c)	483,265
1,300,000	5.00%, 09/01/25 (c)	1,460,303
25,000	5.00%, 09/01/25	28,867
1,305,000	5.00%, 09/01/25 (c)	1,486,669
510,000	5.00%, 08/01/26 (c)	583,435
865,000	5.00%, 08/01/26	1,007,803
500,000	5.00%, 08/01/26 (c)	574,985
1,000,000	5.00%, 08/01/26 (c)	1,162,810
485,000	5.00%, 08/01/26 (c)	557,735
600,000	5.00%, 08/01/26 (c)	681,936
165,000	5.00%, 08/01/26 (c)	186,922
1,000,000	5.00%, 09/01/26 (c)	1,151,420
Principal Amount		Value

California: (continued)
$390,000	5.00%, 09/01/26 (c)	$442,311
1,000,000	5.00%, 09/01/26	1,165,930
835,000	5.00%, 09/01/26 (c)	953,244
250,000	5.00%, 09/01/26 (c)	286,343
320,000	5.00%, 09/01/26 (c)	365,315
475,000	5.00%, 09/01/26	553,817
2,000,000	5.00%, 09/01/26 (c)	2,302,840
2,500,000	5.00%, 09/01/26 (c)	2,844,675
150,000	5.00%, 09/01/26 (c)	173,741
500,000	5.00%, 09/01/26 (c)	579,135
15,000	5.00%, 09/01/26	17,489
1,905,000	5.00%, 08/01/27 (c)	2,210,448
925,000	5.00%, 08/01/27 (c)	1,067,903
2,045,000	5.00%, 08/01/27 (c)	2,386,638
2,645,000	5.00%, 11/01/27 (c)	3,050,399
1,000,000	5.00%, 11/01/27 (c)	1,157,540
2,000,000	5.00%, 11/01/27 (c)	2,340,880
425,000	5.25%, 08/01/25 (c)	485,788
100,000	Stockton Unified School District (GO) 5.00%, 02/01/26 (c)	112,589
335,000	Successor Agency to the Redevelopment Agency of the City of San Diego, Series A (TA) 5.00%, 09/01/25 (c)	390,479
125,000	Sweetwater Union High School District (GO) 5.00%, 08/01/24 (c)	139,923
	Trustees of the California State University, Series A (RB)
250,000	4.00%, 05/01/26 (c)	276,213
1,490,000	5.00%, 11/01/24 (c)	1,688,274
750,000	5.00%, 05/01/26 (c)	860,340
380,000	5.00%, 05/01/26 (c)	442,324
790,000	5.00%, 05/01/26 (c)	926,615
125,000	Tuolumne Wind Project Authority (RB) 5.00%, 01/01/27	148,655
	University of California (RB)
130,000	5.00%, 05/15/25 (c)	149,653
265,000	5.00%, 05/15/25 (c)	307,315
20,000	5.00%, 05/15/25 (c)	22,662
1,395,000	5.00%, 05/15/25 (c)	1,578,917
10,000	5.00%, 05/15/26 (c)	11,412
1,960,000	5.00%, 05/15/28 (c)	2,261,899
100,000	5.25%, 05/15/24 (c)	113,857
100,000	University of California, Series AM (RB) 5.25%, 05/15/24 (c)	113,636
180,000	Walnut Energy Center Authority (RB) 5.00%, 07/01/24 (c)	200,302
	West Basin Municipal Water District, Series A (RB)
110,000	5.00%, 02/01/26 (c)	127,332
100,000	5.00%, 02/01/26 (c)	116,402
20,000	West Contra Costa Unified School District (GO) 5.00%, 08/01/25 (c)	22,819
500,000	Yosemite Community College District (GO) 5.00%, 08/01/25 (c)	578,155
		236,586,647

See Notes to Financial Statements

10

Principal Amount		Value

Colorado: 1.3%
$250,000	Adams 12 Five Star Schools, Series B (GO) 5.00%, 12/15/26 (c)	$290,478
540,000	Adams and Arapahoe Joint School District No. 28J, Series A (GO) (SAW) 5.00%, 12/01/26 (c)	617,393
	Adams and Weld Counties, School District No. 27J (GO) (SAW)
365,000	4.00%, 12/01/25 (c)	382,418
150,000	5.00%, 12/01/25 (c)	169,619
	Board of Governors of Colorado State University System (RB)
935,000	5.00%, 03/01/28 (c)	1,069,790
500,000	5.00%, 03/01/28 (c)	581,725
1,050,000	Boulder Valley School District No. Re-2 Boulder, Series B (GO) (SAW) 4.00%, 06/01/27 (c)	1,140,489
530,000	City and County of Denver, Airport System, Series A (RB) 5.00%, 11/15/24	601,894
	City of Aurora, Water Revenue, First Lien (RB)
115,000	5.00%, 08/01/26 (c)	129,688
490,000	5.00%, 08/01/26 (c)	554,381
	City of Colorado Springs, Utilities System, Series A-1 (RB)
100,000	5.00%, 11/15/27 (c)	115,213
110,000	5.00%, 11/15/27 (c)	127,204
100,000	5.00%, 11/15/27 (c)	116,242
160,000	Colorado Health Facilities Authority (RB) 4.00%, 05/15/26 (c)	166,766
545,000	Colorado Health Facilities Authority, Hospital Revenue, Series B (RB) 5.00%, 05/15/26 (c)	607,517
2,180,000	Colorado Health Facilities Authority, Hospital Revenue, Series C (RB) 5.00%, 11/15/26 (p)	2,490,933
115,000	Colorado Higher Education, Series A (CP) 5.00%, 11/01/26	132,393
280,000	Denver City and County School District No. 1 (GO) 5.00%, 12/01/25	323,784
	Garfield Pitkin and Eagle Counties School District No. Re-1 (GO)
565,000	5.00%, 12/15/25 (c)	643,930
940,000	5.00%, 12/15/25 (c)	1,075,228
	Mesa County Valley School District No. 51 (GO) (SAW)
500,000	5.00%, 12/01/27 (c)	577,240
500,000	5.00%, 12/01/27 (c)	580,255
	Park Creek Metropolitan District, Series A (RB)
105,000	5.00%, 12/01/25 (c)	114,318
560,000	5.00%, 12/01/25 (c)	616,689
250,000	5.00%, 12/01/25 (c)	276,135
Principal Amount		Value

Colorado: (continued)
$980,000	Regents of the University of Colorado, Series A (RB) 5.00%, 06/01/25 (c)	$1,119,483
800,000	Regents of the University of Colorado, Series B (RB) 4.00%, 06/01/24 (c)	856,960
	Regents of the University of Colorado, Series B-1 (RB)
600,000	2.75%, 06/01/26 (c)	573,312
1,000,000	4.00%, 06/01/26 (c)	1,043,180
540,000	4.00%, 06/01/26 (c)	565,159
100,000	Regional Transportation District, Series B (RB) 5.00%, 11/01/27 (c)	114,144
	University of Colorado (RB)
800,000	3.00%, 06/01/24 (c)	732,992
500,000	4.00%, 06/01/28 (c)	520,190
250,000	5.00%, 06/01/25	288,523
25,000	University of Colorado, Series B (RB) 5.00%, 06/01/24 (c)	28,208
	University of Colorado, Series B-1 (RB)
860,000	2.25%, 06/01/26 (c)	812,769
30,000	5.00%, 06/01/25	34,623
		20,191,265
Connecticut: 2.4%
500,000	Connecticut Housing Finance Authority (RB) 3.20%, 11/15/26 (c)	476,515
260,000	Connecticut Housing Finance Authority, Series A-1 (RB) 2.88%, 05/15/25 (c)	244,148
	Connecticut State Health and Educational Facility Authority, Series A (RB)
995,000	5.00%, 07/01/24 (c)	1,096,818
125,000	5.00%, 07/01/24 (c)	139,376
20,000	5.00%, 07/01/24 (c)	22,400
1,195,000	Connecticut State Health and Educational Facility Authority, Yale University Issue, Series A-2 (RB) 2.00%, 07/01/26 (p)	1,104,371
	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB)
725,000	5.00%, 10/01/23 (c)	784,914
120,000	5.00%, 09/01/24 (c)	130,535
25,000	South Central Connecticut Regional Water Authority (RB) 5.00%, 08/01/26 (c)	28,507
	State of Connecticut, Series A (GO)
230,000	3.25%, 03/15/26 (c)	210,567
30,000	5.00%, 10/15/20 (c)	31,222
1,155,000	5.00%, 10/15/23 (c)	1,241,290
1,160,000	5.00%, 10/15/23 (c)	1,251,605
1,210,000	5.00%, 03/01/24 (c)	1,313,443
125,000	5.00%, 03/01/24 (c)	134,166
525,000	5.00%, 03/01/24 (c)	567,210

See Notes to Financial Statements

11

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Connecticut: (continued)
$200,000	5.00%, 03/01/24 (c)	$218,120
1,000,000	5.00%, 03/15/25 (c)	1,074,890
600,000	5.00%, 03/15/25	663,588
110,000	5.00%, 03/15/26 (c)	118,777
630,000	5.00%, 03/15/26 (c)	695,627
1,000,000	5.00%, 04/15/27 (c)	1,100,470
	State of Connecticut, Series B (GO)
30,000	4.00%, 11/15/24 (c)	30,385
400,000	5.00%, 05/15/25	443,152
290,000	5.00%, 06/15/25 (c)	312,295
575,000	5.00%, 06/15/25 (c)	634,116
1,170,000	5.00%, 05/15/26	1,301,742
1,000,000	5.00%, 04/15/27	1,113,570
100,000	5.00%, 04/15/27	111,357
1,000,000	State of Connecticut, Series C (GO) 5.00%, 06/15/25	1,108,460
	State of Connecticut, Series E (GO)
500,000	4.00%, 09/01/24 (c)	515,995
585,000	4.00%, 09/01/24 (c)	593,798
100,000	5.00%, 08/01/25 (c)	109,696
400,000	5.00%, 09/15/27	446,688
1,000,000	5.00%, 09/15/28 (c)	1,104,880
	State of Connecticut, Series F (GO)
335,000	3.25%, 11/15/25 (c)	319,680
425,000	5.00%, 11/15/24	470,122
1,030,000	5.00%, 11/15/24 (c)	1,120,403
160,000	5.00%, 11/15/25 (c)	177,059
420,000	5.00%, 11/15/25 (c)	455,713
400,000	5.00%, 11/15/25 (c)	437,912
115,000	5.00%, 11/15/25	127,795
	State of Connecticut, Special Tax Obligation, Series A (RB)
135,000	5.00%, 10/01/23 (c)	145,392
150,000	5.00%, 10/01/23 (c)	161,265
260,000	5.00%, 10/01/23 (c)	280,626
320,000	5.00%, 10/01/23 (c)	351,331
270,000	5.00%, 10/01/23 (c)	294,238
165,000	5.00%, 10/01/23 (c)	179,183
320,000	5.00%, 09/01/24 (c)	345,981
150,000	5.00%, 09/01/24 (c)	161,276
220,000	5.00%, 09/01/24 (c)	241,146
470,000	5.00%, 09/01/24 (c)	520,450
295,000	5.00%, 09/01/24 (c)	325,173
255,000	5.00%, 08/01/25 (c)	279,401
340,000	5.00%, 08/01/25 (c)	371,249
795,000	5.00%, 08/01/25 (c)	862,098
335,000	5.00%, 08/01/25 (c)	370,034
440,000	5.00%, 08/01/25	492,800
10,000	5.00%, 08/01/25 (c)	11,142
225,000	5.00%, 08/01/25 (c)	249,536
200,000	5.00%, 09/01/26 (c)	216,818
375,000	5.00%, 09/01/26 (c)	408,926
10,000	5.00%, 09/01/26	11,245
	State of Connecticut, Special Tax Obligation, Series B (RB)
335,000	5.00%, 09/01/26 (c)	371,321
100,000	5.00%, 09/01/26 (c)	111,423
Principal Amount			Value

Connecticut: (continued)
		State of Connecticut, State Revolving Fund, Series A (RB)
	$125,000	3.13%, 03/01/25 (c)	$121,441
	1,000,000	5.00%, 05/01/27 (c)	1,139,380
		University of Connecticut (RB)
	200,000	5.00%, 02/15/25 (c)	217,022
	770,000	5.00%, 01/15/26	859,020
	380,000	5.00%, 03/15/26 (c)	413,383
	745,000	5.00%, 01/15/27 (c)	817,362
	335,000	5.00%, 01/15/27 (c)	371,301
	1,060,000	5.00%, 01/15/27	1,183,681
		University of Connecticut, Series A (RB)
	210,000	3.00%, 03/15/26 (c)	181,211
	860,000	5.00%, 02/15/25 (c)	940,298
	500,000	5.00%, 02/15/25	555,365
	280,000	5.00%, 03/15/26 (c)	308,017
	265,000	5.00%, 03/15/26 (c)	285,437
	435,000	5.00%, 03/15/26 (c)	475,568
			38,213,917
Delaware: 0.3%
	180,000	Delaware State Health Facilities Authority (RB) 3.00%, 07/01/27 (c)	163,676
		Delaware Transportation Authority (RB)
	30,000	4.00%, 07/01/25	32,573
	20,000	5.00%, 07/01/25	22,998
		State of Delaware (GO)
	505,000	3.13%, 03/01/27 (c)	484,891
	500,000	4.00%, 03/01/27 (c)	533,555
	435,000	5.00%, 03/01/25	500,215
	1,000,000	5.00%, 03/01/26	1,163,560
	500,000	5.00%, 02/01/28 (c)	586,380
	500,000	5.00%, 02/01/28	592,185
	545,000	State of Delaware, Series A (GO) 2.13%, 03/01/26 (c)	506,300
`			4,586,333
District of Columbia: 1.4%
		District of Columbia (RB)
	645,000	5.00%, 04/01/27 (c)	730,030
	105,000	5.00%, 04/01/27 (c)	120,259
	130,000	District of Columbia, Children’s Hospital Obligated Group (RB) 5.00%, 01/15/26 (c)	143,183
		District of Columbia, Series A (GO)
	1,110,000	5.00%, 06/01/23 (c)	1,229,380
	30,000	5.00%, 06/01/25	34,485
	420,000	5.00%, 06/01/25 (c)	469,547
	20,000	5.00%, 12/01/25	23,127
	10,000	5.00%, 06/01/26	11,619
	250,000	5.00%, 06/01/26 (c)	282,045
	290,000	5.00%, 06/01/26 (c)	326,128
	30,000	5.00%, 06/01/26 (c)	34,084
	210,000	5.00%, 06/01/26 (c)	239,967
	1,100,000	5.00%, 06/01/27 (c)	1,247,510
	1,270,000	5.00%, 06/01/27 (c)	1,445,412
	750,000	5.00%, 06/01/28 (c)	852,660

See Notes to Financial Statements

12

Principal Amount		Value

District of Columbia: (continued)
	District of Columbia, Series C (GO)
$1,160,000	5.00%, 06/01/24 (c)	$1,277,740
280,000	5.00%, 06/01/24 (c)	309,938
	District of Columbia, Series D (GO)
500,000	4.00%, 06/01/27 (c)	517,255
160,000	5.00%, 12/01/26 (c)	183,549
20,000	5.00%, 12/01/26 (c)	22,713
1,000,000	5.00%, 06/01/27 (c)	1,160,140
1,250,000	5.00%, 06/01/27 (c)	1,422,650
25,000	District of Columbia, Series E (GO) 5.00%, 12/01/26 (c)	28,391
	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series B (RB)
1,000,000	5.00%, 10/01/25 (c)	1,119,380
1,010,000	5.00%, 10/01/25 (c)	1,146,734
1,030,000	5.00%, 04/01/26 (c)	1,156,535
1,200,000	5.00%, 04/01/26 (c)	1,352,496
200,000	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series C (RB) 5.00%, 10/01/24 (c)	225,566
	Washington Metropolitan Area Transit Authority (RB)
150,000	5.00%, 07/01/25	171,497
1,070,000	5.00%, 07/01/27 (c)	1,213,819
555,000	5.00%, 07/01/27 (c)	636,380
1,185,000	5.00%, 07/01/27 (c)	1,339,488
330,000	Washington Metropolitan Area Transit Authority, Series A-1 (RB) 5.00%, 07/01/27	384,394
300,000	Washington Metropolitan Area Transit Authority, Series A-2 (RB) 5.00%, 07/01/27 (c)	341,538
	Washington Metropolitan Area Transit Authority, Series B (RB)
625,000	5.00%, 07/01/27 (c)	714,087
240,000	5.00%, 07/01/27	279,559
		22,193,285
Florida: 4.6%
10,000	Brevard County School District, Series C (CP) 5.00%, 07/01/25 (c)	11,136
375,000	Broward County School Board, Series A (CP) 5.00%, 07/01/25	427,759
245,000	Central Florida Expressway Authority (RB) 3.00%, 07/01/27 (c)	216,916
1,055,000	Central Florida Expressway Authority, Senior Lien, Series A (RB) 3.00%, 07/01/26 (c)	956,030
	Central Florida Expressway Authority, Series B (RB)
30,000	5.00%, 07/01/25	34,358
115,000	5.00%, 07/01/26	132,680
175,000	City of Cape Coral, Water and Sewer (RB) 5.00%, 10/01/27 (c)	198,821
Principal Amount		Value

Florida: (continued)
	City of Gainesville, Utilities System (RB)
$500,000	5.00%, 10/01/27 (c)	$567,230
195,000	5.00%, 10/01/27 (c)	222,678
	City of Jacksonville (RB)
310,000	3.00%, 10/01/25 (c)	287,243
100,000	3.00%, 10/01/25 (c)	91,717
1,025,000	5.00%, 10/01/24 (c)	1,142,362
515,000	5.00%, 10/01/24 (c)	572,489
210,000	5.00%, 10/01/25 (c)	236,741
670,000	5.00%, 10/01/27	783,243
450,000	City of Jacksonville, Transportation Revenue (RB) 3.25%, 10/01/25 (c)	418,657
295,000	City of Lakeland, Department of Electric Utilities (RB) 5.00%, 04/01/26 (c)	338,810
540,000	City of Lakeland, Lakeland Regional Health System (RB) 5.00%, 11/15/26 (c)	607,171
	City of Port St. Lucie, Utility System Revenue (RB)
500,000	4.00%, 09/01/26 (c)	518,710
585,000	5.00%, 09/01/26 (c)	659,131
1,000,000	City of Tallahassee, Energy System Revenue (RB) 5.00%, 10/01/23 (c)	1,109,040
100,000	County of Lee, Florida Transportation Facilities (RB) (AGM) 5.00%, 10/01/24 (c)	112,317
	County of Miami-Dade (RB)
845,000	0.00%, 10/01/26 (c) ^	486,416
400,000	0.00%, 10/01/26 (c) ^	219,156
1,000,000	3.38%, 07/01/28 (c)	949,040
500,000	5.00%, 07/01/26 (c)	573,150
510,000	5.00%, 10/01/26 (c)	572,205
275,000	5.00%, 10/01/26	318,942
115,000	5.00%, 10/01/26 (c)	126,581
	County of Miami-Dade, Aviation Revenue, Series A (RB)
750,000	5.00%, 10/01/26 (c)	833,182
1,060,000	5.00%, 10/01/26 (c)	1,208,336
190,000	County of Miami-Dade, Aviation Revenue, Series B (RB) 5.00%, 10/01/24 (c)	212,302
	County of Miami-Dade, Building Better Communities Program, Series A (GO)
200,000	5.00%, 07/01/25	229,848
100,000	5.00%, 07/01/25 (c)	112,897
25,000	5.00%, 07/01/25	28,731
280,000	5.00%, 07/01/26 (c)	313,396
1,000,000	5.00%, 07/01/26 (c)	1,135,250
	County of Miami-Dade, Building Better Communities Program, Series B (GO)
485,000	3.00%, 07/01/24 (c)	460,255
555,000	4.00%, 07/01/24 (c)	573,742
1,225,000	4.00%, 07/01/24 (c)	1,262,534
100,000	5.00%, 07/01/24 (c)	113,349

See Notes to Financial Statements

13

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Florida: (continued)
	County of Miami-Dade, Capital Asset Acquisition, Series B (RB)
$1,125,000	5.00%, 04/01/26 (c)	$1,279,147
1,000,000	5.00%, 04/01/26 (c)	1,142,750
1,000,000	County of Miami-Dade, Educational Facilities Authority, Series A (RB) 5.00%, 04/01/25 (c)	1,109,720
25,000	County of Miami-Dade, Expressway Authority Toll System, Series A (RB) 5.00%, 07/01/26 (c)	27,820
	County of Miami-Dade, Expressway Authority Toll System, Series B (RB)
130,000	5.00%, 07/01/24 (c)	145,601
125,000	5.00%, 07/01/24 (c)	140,211
250,000	County of Miami-Dade, Florida Transit System (RB) 4.00%, 07/01/26 (c)	254,453
	County of Miami-Dade, Water and Sewer System (RB)
270,000	5.00%, 10/01/25	310,206
1,000,000	5.00%, 10/01/27 (c)	1,157,080
370,000	County of Miami-Dade, Water and Sewer System, Series B (RB) 3.00%, 10/01/27 (c)	327,291
	Florida Department of Environmental Protection (RB)
115,000	5.00%, 07/01/25	131,935
125,000	5.00%, 07/01/27	146,126
215,000	Florida Department of Environmental Protection, Series A (RB) 5.00%, 07/01/25	246,661
	Florida Department of Management Services, Series A (CP)
105,000	5.00%, 08/01/25	120,080
1,025,000	5.00%, 09/01/27 (c)	1,196,810
500,000	Florida Higher Educational Facilities Financial Authority (RB) 5.00%, 04/01/26 (c)	542,130
495,000	Florida Housing Finance Corp. (RB) 3.25%, 01/01/27 (c)	474,863
475,000	Florida Municipal Power Agency (RB) 3.00%, 10/01/26 (c)	443,925
	Florida Municipal Power Agency, All-Requirements Power Supply, Series A (RB)
1,225,000	5.00%, 10/01/26 (c)	1,380,783
1,295,000	5.00%, 10/01/26 (c)	1,472,311
270,000	5.00%, 10/01/27	314,480
680,000	Florida State Board of Education, Public Education Capital Outlay, Series B (GO) 3.00%, 06/01/24 (c)	678,307
640,000	Florida State Board of Education, Public Education Capital Outlay, Series C (GO) 3.00%, 06/01/24 (c)	612,058
1,000,000	Florida State Department of Transportation, Turnpike Enterprise, Series A (RB) 5.00%, 07/01/25 (c)	1,145,280
Principal Amount		Value

Florida: (continued)
	Florida’s Turnpike Enterprise, Series B (RB)
$265,000	5.00%, 07/01/25 (c)	$301,936
110,000	5.00%, 07/01/25 (c)	125,981
740,000	Florida’s Turnpike Enterprise, Series C (RB) 5.00%, 07/01/26 (c)	835,763
1,130,000	Halifax Hospital Medical Center, Daytona Beach (RB) 3.38%, 06/01/26 (c)	1,055,363
	Hernando County School District, Series A (CP) (AGM)
450,000	3.00%, 07/01/26 (c)	403,542
450,000	3.00%, 07/01/26 (c)	406,282
	JEA Electric System, Series B (RB)
175,000	3.38%, 10/01/22 (c)	162,418
695,000	5.00%, 10/01/27 (c)	782,723
	JEA Electric System, Series Three B (RB)
250,000	5.00%, 10/01/27 (c)	283,615
1,360,000	5.00%, 10/01/27 (c)	1,550,781
350,000	5.00%, 10/01/27	403,795
15,000	JEA Water and Sewer System, Series A (RB) 5.00%, 04/01/24 (c)	16,969
	Manatee County School District (RB) (AGM)
190,000	5.00%, 10/01/26	219,045
160,000	5.00%, 04/01/27 (c)	181,093
	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series A (TA)
1,100,000	5.00%, 02/01/24 (c)	1,222,397
1,025,000	5.00%, 02/01/24 (c)	1,138,519
1,360,000	5.00%, 02/01/24 (c)	1,501,508
1,000,000	5.00%, 02/01/24 (c)	1,119,580
640,000	5.00%, 02/01/24 (c)	714,528
145,000	5.00%, 02/01/24 (c)	161,510
425,000	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series B (TA) 5.00%, 02/01/24 (c)	470,751
110,000	Orange County Convention Center (RB) 5.00%, 10/01/27	128,592
1,020,000	Orange County Health Facilities Authority (RB) 5.00%, 08/01/23 (c)	1,103,365
410,000	Orange County School Board, Series C (CP) 5.00%, 08/01/26 (c)	459,368
310,000	Orange County School Board, Series D (CP) 5.00%, 08/01/25 (c)	346,599
420,000	Orange County, Tourist Development Tax (RB) 5.00%, 10/01/30	498,977

See Notes to Financial Statements

14

Principal Amount		Value

Florida: (continued)
$10,000	Palm Beach County Health Facilities Authority, Act Retirement - Life Communities, Inc., Obligated Group (RB) 5.00%, 11/15/26 (c)	$10,738
	Palm Beach County School District (CP)
385,000	5.00%, 08/01/25	438,761
125,000	5.00%, 08/01/26	143,746
120,000	5.00%, 08/01/27	139,039
110,000	5.00%, 08/01/28 (c)	127,461
	Reedy Creek Improvement District (GO)
15,000	5.00%, 06/01/23 (c)	16,716
175,000	5.00%, 06/01/27 (c)	200,162
125,000	School Board of Miami-Dade County (GO) 3.25%, 03/15/27 (c)	118,320
170,000	School Board of Miami-Dade County, Series A (CP) 5.00%, 05/01/25	192,833
720,000	School Board of Miami-Dade County, Series B (CP) (AGM) 5.00%, 05/01/25 (c)	808,956
	School Board of Miami-Dade County, Series C (CP)
1,020,000	3.25%, 02/01/21 (c)	972,764
265,000	3.25%, 02/01/21 (c)	255,828
	School Board of Miami-Dade County, Series D (CP)
140,000	4.00%, 02/01/26 (c)	143,538
265,000	5.00%, 11/01/24 (c)	294,815
130,000	5.00%, 02/01/25	146,918
165,000	5.00%, 02/01/26	188,189
250,000	5.00%, 02/01/26 (c)	281,300
200,000	School District of Broward County, Series A (CP) 5.00%, 07/01/26 (c)	223,136
500,000	South Broward Hospital District (RB) 4.00%, 05/01/26 (c)	507,775
435,000	South Broward Hospital District, South Broward Hospital District (RB) 5.00%, 05/01/26 (c)	490,845
	South Florida Water Management District (CP)
400,000	3.00%, 04/01/26 (c)	369,696
150,000	5.00%, 04/01/26 (c)	169,700
	South Miami Health Facilities Authority (RB)
1,000,000	5.00%, 08/15/27 (c)	1,118,180
1,610,000	5.00%, 08/15/27 (c)	1,822,456
500,000	St. Johns River Power Park, Issue 3, Series 7 (RB) 3.00%, 10/01/19 (c)	501,430
	State of Florida, Board of Education, Lottery Revenue, Series A (RB)
100,000	5.00%, 07/01/25	115,388
255,000	5.00%, 07/01/26	297,654
Principal Amount		Value

Florida: (continued)
$1,015,000	State of Florida, Board of Education, Lottery Revenue, Series B (RB) 5.00%, 07/01/25	$1,171,188
	State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO)
825,000	2.70%, 06/01/24 (c)	804,367
650,000	4.00%, 06/01/28 (c)	685,457
1,275,000	5.00%, 06/01/24 (c)	1,440,750
795,000	5.00%, 06/01/28 (c)	923,647
	State of Florida, Board of Education, Public Education Capital Outlay, Series B (GO)
10,000	3.00%, 06/01/24 (c)	10,051
25,000	5.00%, 06/01/24 (c)	28,250
	State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO)
250,000	3.00%, 06/01/24 (c)	240,075
500,000	3.00%, 06/01/24 (c)	475,705
500,000	4.00%, 06/01/26 (c)	534,365
1,000,000	4.00%, 06/01/26 (c)	1,061,760
20,000	5.00%, 06/01/24 (c)	22,600
	State of Florida, Board of Education, Public Education Capital Outlay, Series D (GO)
20,000	4.00%, 06/01/26	21,915
10,000	5.00%, 06/01/26 (c)	11,486
	State of Florida, Board of Education, Public Education Capital Outlay, Series E (GO)
1,070,000	2.38%, 06/01/26 (c)	928,364
500,000	3.00%, 06/01/25 (c)	482,375
200,000	4.00%, 06/01/25 (c)	209,664
	State of Florida, Board of Education, Public Education Capital Outlay, Series F (GO)
35,000	5.00%, 06/01/25 (c)	40,050
35,000	5.00%, 06/01/26 (c)	40,200
	State of Florida, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series A (GO)
600,000	3.00%, 07/01/27 (c)	548,808
555,000	3.00%, 07/01/27 (c)	540,548
40,000	5.00%, 07/01/26 (c)	46,510
750,000	State of Florida, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series B (GO) 5.00%, 07/01/28 (c)	875,002
555,000	State of Florida, Department of Transportation, Turnpike Revenue, Series B (RB) 2.63%, 07/01/25 (c)	526,706
15,000	Tampa Bay, Water Utility System, Series A (RB) 5.00%, 10/01/25	17,275

See Notes to Financial Statements

15

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Florida: (continued)
	Volusia County School Board (CP)
$575,000	5.00%, 08/01/24 (c)	$634,627
280,000	5.00%, 08/01/24 (c)	314,219
15,000	5.00%, 08/01/24 (c)	16,910
		72,518,797
Georgia: 1.9%
	Atlanta Airport Passenger Facility, Series A (RB)
275,000	5.00%, 01/01/24 (c)	304,447
405,000	5.00%, 01/01/24 (c)	450,842
420,000	Augusta, Water and Sewer Revenue (RB) 3.00%, 10/01/27 (c)	392,045
1,000,000	City of Atlanta, Airport Passenger Facility Charge, Subordinate Lien, Series A (RB) 5.00%, 01/01/24 (c)	1,102,020
	City of Atlanta, Public Improvement (GO)
630,000	4.50%, 12/01/24 (c)	695,791
25,000	4.88%, 12/01/24 (c)	28,300
330,000	5.00%, 12/01/24 (c)	370,719
	City of Atlanta, Water and Wastewater (RB)
1,220,000	5.00%, 05/01/25 (c)	1,361,544
580,000	5.00%, 05/01/25 (c)	645,482
125,000	5.00%, 05/01/25 (c)	141,789
30,000	5.00%, 05/01/25 (c)	33,556
1,040,000	City of Austin, Water and Wastewater System (RB) 5.00%, 05/01/25 (c)	1,170,458
250,000	Clarke County Hospital Authority, Series A (RB) 5.00%, 07/01/26 (c)	279,458
750,000	Cobb County Kennestone Hospital Authority, Series A (RB) 5.00%, 04/01/27 (c)	826,185
25,000	County of Forsyth, Series B (GO) 5.00%, 03/01/25 (c)	28,653
1,000,000	Forsyth County School District (GO) 5.00%, 02/01/28 (c)	1,178,990
	Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB)
700,000	2.90%, 12/01/25 (c)	654,808
285,000	3.00%, 06/01/24 (c)	275,569
15,000	Henry County School District (GO) (SAW) 5.00%, 08/01/25	17,304
	Metropolitan Atlanta Rapid Transit Authority, Series B (RB)
300,000	5.00%, 07/01/26 (c)	339,261
30,000	5.00%, 07/01/26 (c)	34,036
	Metropolitan Atlanta Rapid Transit Authority, Series C (RB)
485,000	5.00%, 07/01/26 (c)	554,879
235,000	5.00%, 07/01/26 (c)	270,255
420,000	5.00%, 07/01/26	488,666
Principal Amount		Value

Georgia: (continued)
	Municipal Electric Authority of Georgia, Series A (RB)
$110,000	5.00%, 01/01/25 (c)	$120,541
200,000	5.00%, 07/01/26 (c)	219,160
1,055,000	5.00%, 07/01/26 (c)	1,166,503
	Richmond County Hospital Authority, University Health Services, Inc. Project (RB)
275,000	3.00%, 07/01/26 (c)	250,217
360,000	5.00%, 07/01/26 (c)	409,219
125,000	State of Georgia (GO) 5.00%, 02/01/26	145,503
	State of Georgia, Series A (GO)
985,000	2.50%, 02/01/26 (c)	837,565
1,000,000	3.00%, 02/01/24 (c)	987,780
3,240,000	5.00%, 02/01/25	3,723,862
1,190,000	5.00%, 02/01/26 (c)	1,376,640
1,580,000	5.00%, 02/01/26 (c)	1,813,208
350,000	5.00%, 02/01/27 (c)	407,179
1,000,000	5.00%, 02/01/27	1,176,270
	State of Georgia, Series C (GO)
1,200,000	5.00%, 07/01/25	1,387,848
130,000	5.00%, 07/01/27	153,728
	State of Georgia, Series C-1 (GO)
1,380,000	4.00%, 07/01/25	1,509,858
1,010,000	5.00%, 02/01/26	1,175,660
2,010,000	State of Georgia, Series E (GO) 5.00%, 12/01/24	2,304,003
		30,809,801
Hawaii: 1.5%
35,000	City and County of Honolulu, Board of Water Supply, Series A (RB) 5.00%, 07/01/24 (c)	38,987
1,350,000	City and County of Honolulu, Series A (GO) 5.00%, 10/01/25 (c)	1,534,572
	City and County of Honolulu, Series B (GO)
10,000	5.00%, 10/01/25 (c)	11,327
760,000	5.00%, 10/01/25 (c)	866,985
1,000,000	5.00%, 10/01/25 (c)	1,144,830
1,000,000	5.00%, 09/01/27 (c)	1,143,260
1,000,000	City and County of Honolulu, Series C (GO) 5.00%, 10/01/29	1,189,050
	City and County of Honolulu, Wastewater System, Series A (RB)
970,000	4.00%, 07/01/26 (c)	1,003,640
1,015,000	5.00%, 07/01/26 (c)	1,147,092
	State of Hawaii (GO)
295,000	4.00%, 01/01/28 (c)	308,116
25,000	5.00%, 08/01/24 (c)	27,802
10,000	5.00%, 10/01/25	11,523
25,000	5.00%, 10/01/25	28,808
1,205,000	5.00%, 10/01/25 (c)	1,385,256
250,000	5.00%, 01/01/26	288,803
15,000	5.00%, 10/01/26 (c)	17,293
160,000	5.00%, 10/01/26	186,557
130,000	5.00%, 05/01/27 (c)	147,497

See Notes to Financial Statements

16

Principal Amount		Value

Hawaii: (continued)
$1,000,000	5.00%, 10/01/27 (c)	$1,148,640
500,000	5.00%, 10/01/27 (c)	576,425
150,000	5.00%, 01/01/28 (c)	172,191
1,150,000	5.00%, 01/01/28 (c)	1,327,065
	State of Hawaii (RB)
250,000	5.00%, 07/01/24 (c)	277,645
285,000	5.00%, 07/01/26 (c)	324,803
175,000	State of Hawaii, Department of Budget and Finance, Series A (RB) 5.00%, 07/01/25	199,049
	State of Hawaii, Series EO (GO)
2,050,000	5.00%, 08/01/24 (c)	2,319,185
3,295,000	5.00%, 08/01/24 (c)	3,710,763
120,000	State of Hawaii, Series EY (GO) 5.00%, 10/01/25 (c)	137,298
500,000	State of Hawaii, Series EZ (GO) 5.00%, 10/01/25 (c)	574,795
200,000	State of Hawaii, Series FB (GO) 4.00%, 04/01/26 (c)	214,440
1,590,000	State of Hawaii, Series FK (GO) 5.00%, 05/01/27 (c)	1,798,942
105,000	State of Hawaii, Series FN (GO) 5.00%, 10/01/27 (c)	122,388
	University of Hawaii (RB)
275,000	5.00%, 10/01/26 (c)	312,031
240,000	5.00%, 10/01/26 (c)	271,418
		23,968,476
Idaho: 0.1%
500,000	Ada and Boise Counties Independent School District (GO) 5.00%, 02/01/27 (c)	573,345
	Idaho Health Facilities Authority (RB)
115,000	5.00%, 06/01/22 (c)	123,397
185,000	5.00%, 06/01/22 (c)	198,836
		895,578
Illinois: 4.7%
1,495,000	Chicago Midway International Airport, Second Lien, Series B (RB) 5.00%, 01/01/24 (c)	1,634,753
130,000	Chicago O’Hare International Airport (RB) 5.00%, 01/01/25 (c)	145,380
	Chicago O’Hare International Airport, Series B (RB)
600,000	5.00%, 01/01/23 (c)	653,736
510,000	5.00%, 01/01/23 (c)	555,676
575,000	5.00%, 01/01/25 (c)	631,448
135,000	5.00%, 01/01/25 (c)	146,835
500,000	5.00%, 01/01/25 (c)	545,290
290,000	5.00%, 01/01/25 (c)	322,579
580,000	5.00%, 01/01/25 (c)	629,172
405,000	5.00%, 01/01/27 (c)	446,286
1,960,000	5.25%, 01/01/23 (c)	2,148,238
545,000	Chicago O’Hare International Airport, Series C (RB) 5.00%, 01/01/26	617,779
25,000	Chicago O’Hare International Airport, Series E (RB) 5.00%, 01/01/25	28,123
Principal Amount		Value

Illinois: (continued)
$500,000	Chicago Transit Authority (RB) 5.00%, 06/01/26	$553,405
100,000	City of Chicago, Board of Education, Dedicated Capital Improvement Tax (ST) 5.75%, 04/01/27 (c)	112,852
	City of Chicago, Motor Fuel Tax (RB) (AGM)
765,000	5.00%, 01/01/24 (c)	803,242
150,000	5.00%, 01/01/24 (c)	157,929
750,000	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO) 5.50%, 01/01/25 (c)	802,417
	City of Chicago, Series A (GO)
910,000	5.00%, 01/01/24 (c)	954,626
1,010,000	5.25%, 01/01/24 (c)	1,068,317
1,160,000	5.25%, 01/01/24 (c)	1,222,002
800,000	5.63%, 01/01/27 (c)	883,872
340,000	5.63%, 01/01/27 (c)	377,138
	City of Chicago, Wastewater Transmission Revenue, Second Lien (RB)
125,000	5.00%, 01/01/24 (c)	134,088
1,165,000	5.00%, 01/01/24 (c)	1,269,244
270,000	5.00%, 01/01/24 (c)	295,780
100,000	City of Chicago, Wastewater Transmission Revenue, Second Lien, Series B (RB) 5.00%, 01/01/26	111,303
	City of Chicago, Water Revenue, Second Lien (RB)
250,000	3.15%, 11/01/24	250,543
475,000	4.00%, 11/01/24 (c)	469,480
120,000	5.00%, 11/01/24 (c)	129,325
55,000	5.00%, 11/01/24 (c)	60,112
655,000	5.00%, 11/01/24 (c)	712,535
995,000	5.00%, 11/01/27 (c)	1,086,858
	City of Chicago, Water Revenue, Second Lien, Series A-1 (RB)
305,000	5.00%, 11/01/26 (c)	331,791
420,000	5.00%, 11/01/26 (c)	459,325
	City of Springfield, Electric Revenue, Senior Lien (RB)
390,000	5.00%, 03/01/25 (c)	425,022
15,000	5.00%, 03/01/25 (c)	16,249
335,000	5.00%, 03/01/25 (c)	370,101
100,000	5.00%, 03/01/25	112,554
475,000	5.00%, 03/01/25 (c)	527,649
	Cook County Community College District No. 508 (GO)
505,000	5.00%, 12/01/23 (c)	517,716
500,000	5.25%, 12/01/23 (c)	525,410
325,000	County of Cook, Series A (GO) 5.00%, 11/15/26 (c)	357,217
	Illinois Finance Authority, Advocate Health Care Network (RB)
195,000	5.00%, 08/01/24 (c)	212,642
225,000	5.00%, 08/01/24 (c)	250,342

See Notes to Financial Statements

17

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Illinois: (continued)
	Illinois Finance Authority, Clean Water Initiative (RB)
$230,000	4.00%, 07/01/25	$249,138
165,000	4.00%, 01/01/26 (c)	170,924
100,000	4.00%, 01/01/26 (c)	108,075
135,000	5.00%, 01/01/26	155,192
685,000	5.00%, 01/01/26 (c)	772,228
400,000	5.00%, 01/01/27 (c)	462,548
	Illinois Finance Authority, Mercy Health Corp. (RB)
20,000	4.00%, 06/01/26 (c)	19,779
1,000,000	4.00%, 06/01/26 (c)	980,960
150,000	4.00%, 06/01/26 (c)	150,093
325,000	5.00%, 12/01/25	362,011
250,000	5.00%, 06/01/26 (c)	270,963
130,000	5.00%, 06/01/26 (c)	144,252
280,000	Illinois Finance Authority, Northwestern Memorial Healthcare, Series A (RB) 5.00%, 07/15/27	323,761
260,000	Illinois Finance Authority, Northwestern University (RB) 5.00%, 12/01/28	308,173
985,000	Illinois Finance Authority, Presence Health Network, Series C (RB) 4.00%, 02/15/27 (c)	1,002,356
105,000	Illinois Finance Authority, Rush University Medical Center Obligated Group (RB) 5.00%, 05/15/25 (c)	115,222
	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A (RB)
100,000	5.00%, 05/15/25 (c)	108,756
195,000	5.00%, 05/15/25 (c)	217,133
190,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/24 (c)	212,523
500,000	Illinois Housing Development Authority, Series B (RB) 3.45%, 04/01/27 (c)	485,760
170,000	Illinois Municipal Electric Agency, Power Supply System, Series A (RB) 5.00%, 08/01/25 (c)	188,539
	Illinois State Toll Highway Authority, Series A (RB)
290,000	4.00%, 01/01/26 (c)	296,887
200,000	5.00%, 01/01/26 (c)	221,526
625,000	5.00%, 01/01/26 (c)	690,169
510,000	5.00%, 01/01/28 (c)	571,205
345,000	Illinois State Toll Highway Authority, Series B (RB) 5.00%, 01/01/24 (c)	383,699
	Illinois State Toll Highway Authority, Series C (RB)
500,000	5.00%, 01/01/25 (c)	553,500
100,000	5.00%, 01/01/25 (c)	111,891
Principal Amount		Value

Illinois: (continued)
	Kane, Cook, and Dupage Counties, School District No. U-46, Series D (GO)
$190,000	5.00%, 01/01/24 (c)	$209,192
350,000	5.00%, 01/01/24 (c)	382,718
225,000	5.00%, 01/01/24 (c)	250,009
1,190,000	5.00%, 01/01/24 (c)	1,314,414
	Metropolitan Water Reclamation District of Greater Chicago (GO)
320,000	5.00%, 12/01/24	359,293
405,000	5.00%, 12/01/26 (c)	454,390
340,000	5.00%, 12/01/26	388,205
	Northern Illinois Municipal Power Agency (RB)
1,000,000	4.00%, 12/01/26 (c)	1,006,850
30,000	5.00%, 12/01/25	33,822
1,760,000	Railsplitter Tobacco Settlement Authority (RB) 5.00%, 06/01/26 (c)	1,967,926
	Regional Transportation Authority of Illinois, Series A (RB)
500,000	5.00%, 07/01/25	560,935
500,000	5.00%, 07/01/27 (c)	564,785
	Sales Tax Securitization Corp., Series A (RB)
250,000	5.00%, 01/01/28 (c)	273,830
850,000	5.00%, 01/01/28 (c)	927,579
250,000	5.00%, 01/01/28 (c)	274,848
1,270,000	5.00%, 01/01/28 (c)	1,416,075
1,160,000	5.00%, 01/01/28 (c)	1,286,707
	State of Illinois (RB)
1,175,000	3.00%, 06/15/26 (c)	1,017,714
160,000	3.00%, 06/15/26 (c)	132,891
420,000	3.00%, 06/15/26 (c)	353,464
160,000	3.00%, 06/15/26 (c)	132,891
1,350,000	3.00%, 06/15/26 (c)	1,152,697
1,120,000	3.50%, 06/01/26 (c)	973,056
1,695,000	3.50%, 06/01/26 (c)	1,516,415
435,000	4.00%, 01/01/26 (c)	403,571
515,000	4.00%, 06/01/26 (c)	462,800
1,195,000	4.00%, 06/01/26 (c)	1,094,775
280,000	4.00%, 06/15/26 (c)	289,472
750,000	4.13%, 11/01/26 (c)	702,157
560,000	4.50%, 02/01/24 (c)	556,332
435,000	5.00%, 02/01/24 (c)	451,208
615,000	5.00%, 04/01/24 (c)	632,583
960,000	5.00%, 04/01/24 (c)	979,565
275,000	5.00%, 05/01/24 (c)	284,336
1,100,000	5.00%, 05/01/24 (c)	1,127,060
280,000	5.00%, 05/01/24 (c)	290,755
185,000	5.00%, 11/01/24	192,676
1,025,000	5.00%, 01/01/26 (c)	1,039,719
185,000	5.00%, 01/01/26 (c)	191,286
130,000	5.00%, 01/01/26 (c)	131,946
1,080,000	5.00%, 01/01/26	1,124,777
1,050,000	5.00%, 06/01/26 (c)	1,085,406
250,000	5.00%, 06/15/26 (c)	276,820
1,340,000	5.00%, 02/01/27	1,392,193
1,200,000	5.25%, 07/01/23 (c)	1,254,348

See Notes to Financial Statements

18

Principal Amount		Value

Illinois: (continued)
$1,000,000	5.25%, 07/01/23 (c)	$1,050,040
700,000	5.25%, 07/01/23 (c)	730,492
500,000	5.25%, 02/01/24 (c)	515,430
150,000	6.00%, 05/01/25	164,768
1,000,000	6.00%, 05/01/26	1,103,920
500,000	State of Illinois, Junior Obligation Tax-Exempt, Series D (RB) 5.00%, 06/15/26 (c)	549,760
1,000,000	State of Illinois, Series A (GO) 5.00%, 05/01/28 (c)	1,016,640
	State of Illinois, Series D (GO)
3,160,000	5.00%, 11/01/25	3,290,508
2,200,000	5.00%, 11/01/27 (c)	2,269,146
	University of Illinois (RB)
30,000	4.00%, 04/01/25 (c)	30,050
15,000	5.00%, 04/01/23 (c)	16,341
		75,355,230
Indiana: 0.7%
585,000	Ball State University, Series R (RB) 5.00%, 07/01/27	681,911
15,000	Carmel Local Public Improvement Bond Bank (RB) 5.00%, 07/15/26 (c)	16,961
	Indiana Finance Authority (RB)
35,000	5.00%, 02/01/25	40,096
130,000	5.00%, 02/01/26 (c)	150,019
100,000	5.00%, 08/01/26 (c)	115,072
160,000	5.00%, 08/01/26 (c)	186,171
150,000	5.00%, 12/01/26 (c)	175,248
610,000	5.00%, 02/01/28 (c)	710,534
1,000,000	5.00%, 02/01/28 (c)	1,170,990
385,000	5.00%, 06/01/28	453,607
2,465,000	5.00%, 06/01/29	2,923,810
1,060,000	Indiana Finance Authority, Series C (RB) 5.00%, 12/01/26 (c)	1,231,731
1,000,000	Indiana Finance Authority, Series E (RB) 5.00%, 08/01/26 (c)	1,145,480
310,000	Indiana Housing and Community Development Authority, Single Family Mortgage, Series A-1 (RB) 2.85%, 07/01/25 (c)	288,613
	Indiana Municipal Power Agency (RB)
20,000	5.00%, 01/01/25	22,705
205,000	5.00%, 07/01/26 (c)	235,754
1,050,000	5.00%, 07/01/26 (c)	1,175,233
250,000	Indiana Municipal Power Agency, Series A (RB) 5.00%, 01/01/28 (c)	282,940
15,000	Indiana University, Series W-2 (RB) 5.00%, 08/01/24 (c)	17,082
10,000	IPS Multi-School Building Corp. (RB) 5.00%, 01/15/25 (c)	11,244
220,000	Purdue University, Series CC (RB) 5.00%, 07/01/25	254,291
185,000	Trustees of the Indiana State University, Series A (RB) 5.00%, 06/01/26 (c)	214,539
Principal Amount		Value

Indiana: (continued)
$140,000	Zionsville Community Schools Building Corp., Series B (RB) 3.00%, 07/15/24 (c)	$137,780
		11,641,811
Iowa: 0.2%
	Iowa Finance Authority (RB)
150,000	4.00%, 07/01/23 (c)	156,345
1,000,000	5.00%, 08/01/27 (c)	1,174,680
1,000,000	5.00%, 08/01/27 (c)	1,154,490
125,000	State of Iowa, IJob Program, Series A (RB) 5.00%, 06/01/26 (c)	142,929
130,000	State of Iowa, Prison Infrastructure Fund, Series A (RB)
	5.00%, 06/15/26	150,463
		2,778,907
Kansas: 1.0%
	Butler County Unified School District No. 385 (GO)
300,000	4.00%, 09/01/27 (c)	313,854
500,000	4.00%, 09/01/27 (c)	526,605
500,000	5.00%, 09/01/27 (c)	563,815
250,000	5.00%, 09/01/27 (c)	282,930
540,000	City of Wichita, Series 811 (GO) 3.00%, 06/01/23 (c)	539,989
	Johnson County, Series A (GO)
750,000	4.00%, 09/01/27 (c)	777,667
750,000	5.00%, 09/01/27 (c)	873,802
	Kansas Development Finance Authority, National Bio and Agro-Defense Facility, Series G (RB)
225,000	5.00%, 04/01/23 (c)	247,082
275,000	5.00%, 04/01/23 (c)	302,107
10,000	5.00%, 04/01/23 (c)	10,955
	Kansas Development Finance Authority, State of Kansas Projects, Series A (RB)
380,000	5.00%, 05/01/23 (c)	417,962
155,000	5.00%, 05/01/23 (c)	170,485
935,000	5.00%, 05/01/23 (c)	1,025,910
	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB)
110,000	5.00%, 09/01/24 (c)	123,750
740,000	5.00%, 09/01/24 (c)	838,908
1,150,000	5.00%, 09/01/27 (c)	1,317,612
150,000	5.00%, 09/01/27 (c)	171,365
400,000	5.00%, 09/01/27	471,840
775,000	5.00%, 09/01/27 (c)	891,188
	State of Kansas, Department of Transportation, Highway Revenue, Series B (RB)
765,000	5.00%, 09/01/25 (c)	875,596
1,220,000	5.00%, 09/01/25 (c)	1,389,019
1,000,000	5.00%, 09/01/25 (c)	1,128,580
445,000	5.00%, 09/01/25	514,442
1,380,000	5.00%, 09/01/25 (c)	1,587,869
295,000	5.00%, 09/01/25 (c)	339,238
		15,702,570

See Notes to Financial Statements

19

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Kentucky: 0.7%
$125,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series A (RB) 5.00%, 08/01/25 (c)	$138,471
670,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series B (RB) 5.00%, 08/01/25	749,964
	Commonwealth of Kentucky State Property and Building Commission, Project No. 112, Series B (RB)
1,020,000	5.00%, 11/01/26 (c)	1,134,189
335,000	5.00%, 11/01/26 (c)	374,992
450,000	5.00%, 11/01/26	507,771
	Kentucky Asset Liability Commission Project, Federal Highway Trust, First Series A (RB)
2,525,000	5.00%, 09/01/24 (c)	2,820,374
400,000	5.00%, 09/01/24 (c)	449,768
20,000	5.00%, 09/01/25 (c)	22,718
80,000	5.00%, 09/01/25	90,710
90,000	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) 5.00%, 09/01/25 (c)	100,685
20,000	Kentucky Turnpike Authority, Series A (RB) 5.00%, 07/01/26 (c)	22,487
	Kentucky Turnpike Authority, Series B (RB)
310,000	5.00%, 07/01/25	352,396
170,000	5.00%, 07/01/25	193,249
800,000	5.00%, 07/01/26	912,904
380,000	5.00%, 07/01/27	436,966
	Louisville and Jefferson County Metro Government, Norton Healthcare, Inc., Series A (RB)
270,000	5.00%, 10/01/26 (c)	295,823
55,000	5.00%, 10/01/26 (c)	60,979
105,000	Louisville and Jefferson County Metro Government, Water System (RB) 3.00%, 11/15/25 (c)	97,120
20,000	Paducah Electric Plant Board (RB) (AGM) 5.00%, 10/01/26	22,306
185,000	Turnpike Authority of Kentucky Economic Development Road, Revitalization Projects, Series A (RB) 5.00%, 07/01/25	210,301
125,000	Turnpike Authority of Kentucky Economic Development Road, Revitalization Projects, Series B (RB) 5.00%, 07/01/26	142,641
1,025,000	University of Kentucky, Series B (RB) 5.00%, 04/01/25 (c)	1,162,965
		10,299,779
Principal Amount		Value

Louisiana: 1.0%
$200,000	East Baton Rouge Sewerage Commission, Series B (RB) 5.00%, 02/01/25 (c)	$222,262
200,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Series A (RB) 3.25%, 10/01/27 (c)	185,120
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	944,750
295,000	Louisiana Public Facilities Authority (RB) 5.00%, 07/01/25 (c)	321,818
505,000	Louisiana Public Facilities Authority, Entergy Louisiana, LLC Project, Series B (RB) 3.50%, 06/01/21 (c)	492,961
	Louisiana Public Facilities Authority, Hurricane Recovery Program (RB)
900,000	5.00%, 06/01/24 (c)	998,181
535,000	5.00%, 06/01/24 (c)	594,241
365,000	5.00%, 06/01/24 (c)	407,011
1,210,000	Louisiana State Citizens Property Insurance Corp. (RB) 5.00%, 06/01/26	1,384,434
	State of Louisiana, Gasoline and Fuels Tax Revenue, Series B (RB)
1,670,000	5.00%, 05/01/24 (c)	1,867,728
100,000	5.00%, 05/01/25	113,686
	State of Louisiana, Series A (GO)
150,000	3.50%, 04/01/27 (c)	147,315
1,265,000	4.00%, 02/01/24 (c)	1,305,442
200,000	5.00%, 02/01/24 (c)	223,706
975,000	5.00%, 02/01/24 (c)	1,082,474
25,000	5.00%, 06/15/24 (c)	28,285
1,000,000	5.00%, 05/01/25 (c)	1,116,640
1,315,000	5.00%, 04/01/27 (c)	1,488,356
	State of Louisiana, Series B (GO)
200,000	5.00%, 08/01/26 (c)	226,130
875,000	5.00%, 10/01/26	1,007,422
150,000	5.00%, 10/01/27	174,072
710,000	State of Louisiana, Series C (GO) 5.00%, 08/01/24 (c)	800,397
375,000	State of Louisiana, Series D (GO) 5.00%, 09/01/25	428,962
	State of Louisiana, Series D-1 (GO)
125,000	5.00%, 12/01/24 (c)	139,239
500,000	5.00%, 12/01/24 (c)	566,780
		16,267,412
Maine: 0.0%
480,000	Maine Turnpike Authority (RB) 5.00%, 07/01/25 (c)	545,021

See Notes to Financial Statements

20

Principal Amount		Value

Maryland: 2.7%
	City of Baltimore, Consolidated Public Improvement, Series B (GO)
$1,250,000	5.00%, 10/15/25	$1,441,400
250,000	5.00%, 10/15/26	291,290
250,000	5.00%, 10/15/27 (c)	291,560
250,000	5.00%, 10/15/27	293,500
610,000	County of Anne Arundel, Consolidated General Improvement (GO) 5.00%, 04/01/25	700,622
525,000	County of Harford, Series B (GO) 3.00%, 07/01/24 (c)	533,484
	County of Montgomery, Series A (GO)
1,645,000	5.00%, 11/01/24 (c)	1,860,001
1,190,000	5.00%, 11/01/24 (c)	1,346,937
20,000	5.00%, 12/01/24 (c)	22,731
	County of Montgomery, Series B (GO)
275,000	4.00%, 12/01/23 (c)	295,377
1,800,000	5.00%, 11/01/24 (c)	2,045,952
350,000	5.00%, 11/01/24 (c)	397,407
1,190,000	County of Montgomery, Series C (GO) 4.00%, 10/01/27 (c)	1,274,752
15,000	Maryland Economic Development Corp., College Park Projects (RB) (AGM) 5.00%, 06/01/26 (c)	16,880
550,000	Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue (RB) 5.00%, 02/15/25 (c)	610,241
1,250,000	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB) 4.00%, 07/01/25 (c)	1,266,750
	Maryland Stadium Authority (RB)
750,000	5.00%, 05/01/26 (c)	843,607
250,000	5.00%, 05/01/26 (c)	278,375
240,000	5.00%, 05/01/26	276,710
250,000	5.00%, 05/01/26 (c)	282,453
1,000,000	5.00%, 05/01/28 (c)	1,133,280
	Maryland State Transportation Authority (RB)
300,000	3.00%, 07/01/27 (c)	272,553
510,000	3.00%, 07/01/27 (c)	467,782
500,000	3.00%, 09/01/27 (c)	470,065
655,000	Maryland Water Quality Financing Administration (RB) 3.00%, 03/01/24 (c)	632,311
	Prince George’s County, Series A (GO)
445,000	4.00%, 09/01/24 (c)	479,741
140,000	4.00%, 09/01/24 (c)	150,223
1,000,000	4.00%, 07/15/28 (c)	1,073,150
1,000,000	5.00%, 07/15/28	1,188,560
1,150,000	5.00%, 07/15/28 (c)	1,356,114
	State of Maryland (GO)
250,000	3.13%, 03/15/28 (c)	233,710
350,000	4.00%, 06/01/24 (c)	375,672
1,000,000	5.00%, 03/15/28	1,183,790
Principal Amount		Value

Maryland: (continued)
	State of Maryland, Department of Transportation (RB)
$1,000,000	3.00%, 11/01/24 (c)	$950,170
855,000	3.13%, 05/01/25 (c)	814,387
1,500,000	4.00%, 05/01/25 (c)	1,604,415
750,000	4.00%, 05/01/28 (c)	801,975
285,000	5.00%, 11/01/24 (c)	323,264
200,000	State of Maryland, Department of Transportation, Second Issue (RB) 3.13%, 06/01/23 (c)	195,142
435,000	State of Maryland, Department of Transportation, Third Issue (RB) 3.00%, 12/15/23 (c)	413,159
530,000	State of Maryland, Second Series (GO) 4.00%, 08/01/28 (c)	561,593
	State of Maryland, State and Local Facilities Loan, First Series (GO)
350,000	3.00%, 06/01/24 (c)	330,204
420,000	5.00%, 06/01/24 (c)	472,269
	State of Maryland, State and Local Facilities Loan, First Series A (GO)
405,000	3.00%, 03/01/23 (c)	391,343
1,745,000	4.00%, 03/15/27 (c)	1,854,656
1,000,000	5.00%, 03/15/25	1,148,240
100,000	State of Maryland, State and Local Facilities Loan, First Series B (GO) 4.00%, 08/01/26	109,469
	State of Maryland, State and Local Facilities Loan, Second Series A (GO)
350,000	2.75%, 08/01/23 (c)	352,166
1,000,000	3.00%, 08/01/27 (c)	942,920
1,315,000	4.00%, 08/01/23 (c)	1,387,036
	State of Maryland, State and Local Facilities Loan, Second Series B (GO)
100,000	3.00%, 08/01/22 (c)	97,213
1,255,000	4.00%, 08/01/22 (c)	1,320,059
20,000	University System of Maryland (RB) 5.00%, 04/01/24 (c)	22,549
1,300,000	Washington Suburban Sanitary Commission (GO) 5.00%, 06/01/27 (c)	1,512,472
	Washington Suburban Sanitary District (GO)
500,000	3.00%, 06/01/24 (c)	493,730
1,215,000	3.00%, 06/01/24 (c)	1,212,971
1,385,000	3.00%, 06/01/24 (c)	1,382,687
1,170,000	Washington Suburban Sanitary District, Second Series (GO) 4.00%, 06/01/24 (c)	1,225,388
		43,306,457
Massachusetts: 2.9%
	City of Boston, Series A (GO)
300,000	4.00%, 03/01/24 (c)	314,817
20,000	5.00%, 04/01/25	23,074
	Commonwealth of Massachusetts (GO)
1,000,000	3.00%, 02/01/24 (c)	937,050
1,150,000	3.00%, 11/01/27 (c)	1,039,289
155,000	5.00%, 07/01/26 (c)	177,447

See Notes to Financial Statements

21

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Massachusetts: (continued)
$600,000	5.00%, 07/01/26 (c)	$678,084
500,000	5.00%, 12/01/26 (c)	564,765
10,000	5.00%, 12/01/26 (c)	11,628
1,155,000	5.00%, 07/01/28	1,367,716
	Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB)
1,000,000	5.00%, 06/01/24 (c)	1,103,660
720,000	5.00%, 06/15/24 (c)	817,034
1,000,000	5.00%, 06/15/24 (c)	1,126,370
15,000	5.00%, 06/01/25 (c)	17,028
20,000	5.00%, 06/01/25 (c)	22,589
	Commonwealth of Massachusetts, Series A (GO)
290,000	3.00%, 03/01/24 (c)	264,735
210,000	4.00%, 05/01/23 (c)	223,413
850,000	5.00%, 03/01/24 (c)	940,193
1,260,000	5.00%, 07/01/25 (c)	1,422,502
105,000	5.00%, 07/01/25	121,018
160,000	5.00%, 07/01/25 (c)	179,808
1,000,000	5.00%, 03/01/26	1,160,660
275,000	5.00%, 07/01/26 (c)	316,255
1,000,000	5.00%, 07/01/26	1,165,000
1,860,000	Commonwealth of Massachusetts, Series B (GO) 5.00%, 07/01/26 (c)	2,083,181
	Commonwealth of Massachusetts, Series C (GO)
740,000	3.00%, 07/01/22 (c)	732,015
1,070,000	4.00%, 07/01/22 (c)	1,096,354
435,000	4.00%, 07/01/22 (c)	450,738
2,345,000	5.00%, 08/01/25	2,705,262
420,000	Commonwealth of Massachusetts, Series F (GO) 3.00%, 11/01/22 (c)	414,632
20,000	Commonwealth of Massachusetts, Transportation Fund Revenue, Series A (RB) 5.00%, 06/01/26 (c)	23,164
	Massachusetts Bay Transportation Authority, Series A (RB)
1,160,000	0.00%, 07/01/26 (c) ^	678,832
810,000	0.00%, 07/01/26 (c) ^	549,042
1,230,000	0.00%, 07/01/26 (c) ^	792,907
890,000	0.00%, 07/01/26 (c) ^	634,036
1,310,000	2.00%, 07/01/26 (c)	1,160,608
1,315,000	4.00%, 07/01/25 (c)	1,357,685
160,000	5.00%, 07/01/25	184,726
1,070,000	Massachusetts Bay Transportation Authority, Series B (RB) 5.00%, 07/01/25	1,232,522
	Massachusetts Clean Water Trust, Series 19 (RB)
500,000	5.00%, 02/01/26 (c)	569,215
1,100,000	5.00%, 02/01/26 (c)	1,256,915
940,000	5.00%, 02/01/26 (c)	1,082,739
1,000,000	Massachusetts Clean Water Trust, Series 21 (RB) 5.00%, 08/01/28 (c)	1,154,190
Principal Amount		Value

Massachusetts: (continued)
$1,000,000	Massachusetts Department of Transportation, Metropolitan Highway System, Series A (RB) 5.00%, 01/01/29	$1,183,680
	Massachusetts Development Finance Agency (RB)
1,000,000	5.00%, 08/15/25 (c)	1,082,950
130,000	5.00%, 07/01/28 (c)	141,306
	Massachusetts Development Finance Agency, Harvard University, Series A (RB)
480,000	5.00%, 07/15/26 (c)	545,568
700,000	5.00%, 07/15/26 (c)	817,628
	Massachusetts Development Finance Agency, Lahey Health System, Series F (RB)
130,000	5.00%, 08/15/24	146,134
125,000	5.00%, 08/15/25 (c)	137,740
	Massachusetts Development Finance Agency, Partners Healthcare System, Series Q (RB)
105,000	5.00%, 07/01/26	121,065
300,000	5.00%, 07/01/26 (c)	338,388
	Massachusetts Development Finance Agency, Series I (RB)
605,000	3.00%, 07/01/26 (c)	552,553
180,000	5.00%, 07/01/26 (c)	198,641
100,000	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB) 5.00%, 07/01/26 (c)	111,067
500,000	Massachusetts Housing Finance Agency, Series 178 (RB) 3.70%, 06/01/25 (c)	501,440
	Massachusetts School Building Authority, Dedicated Sales Tax, Series B (RB)
10,000	5.00%, 11/15/24	11,429
10,000	5.00%, 01/15/25	11,459
1,000,000	5.00%, 01/15/25 (c)	1,128,070
	Massachusetts School Building Authority, Dedicated Sales Tax, Series C (RB)
15,000	5.00%, 08/15/25	17,327
125,000	5.00%, 11/15/26 (c)	141,115
	Massachusetts State College Building Authority, Series A (RB)
1,000,000	4.00%, 05/01/25 (c)	1,069,610
500,000	5.00%, 05/01/25 (c)	557,075
835,000	Massachusetts Water Pollution Abatement Trust (RB) 5.00%, 08/01/24 (c)	946,556
	Massachusetts Water Resources Authority, Series C (RB)
685,000	5.00%, 08/01/26 (c)	776,516
1,790,000	5.00%, 08/01/27 (c)	2,056,137

See Notes to Financial Statements

22

Principal Amount		Value

Massachusetts: (continued)
$1,020,000	University of Massachusetts Building Authority (RB) 5.00%, 11/01/27 (c)	$1,175,468
730,000	University of Massachusetts Building Authority, Series 1 (RB) 5.00%, 11/01/25 (c)	841,427
		46,763,247
Michigan: 1.5%
285,000	Board of Governors of Wayne State University, Series A (RB) 5.00%, 05/15/26 (c)	320,326
	Great Lakes Water Authority, Sewage Disposal System Revenue, Second Lien, Series C (RB)
250,000	5.00%, 07/01/26 (c)	277,133
250,000	5.00%, 07/01/26 (c)	279,280
	Great Lakes Water Authority, Sewage Disposal System Revenue, Senior Lien, Series B (RB)
250,000	5.00%, 07/01/26 (c)	278,920
500,000	5.00%, 07/01/26 (c)	561,440
500,000	5.00%, 07/01/26 (c)	563,615
	Great Lakes Water Authority, Sewage Disposal System Revenue, Senior Lien, Series C (RB)
1,000,000	5.00%, 07/01/26 (c)	1,115,680
30,000	5.00%, 07/01/26 (c)	33,970
365,000	Great Lakes Water Authority, Water Supply System, Senior Lien, Series C (RB) 5.00%, 07/01/26	420,027
	Michigan Finance Authority (RB)
140,000	3.00%, 11/15/26 (c)	121,694
725,000	5.00%, 10/01/24 (c)	793,969
110,000	5.00%, 11/15/26 (c)	124,098
	Michigan Finance Authority, Beaumont Health Credit Group, Series A (RB)
1,950,000	5.00%, 08/01/24 (c)	2,128,561
1,520,000	5.00%, 08/01/24 (c)	1,699,740
	Michigan Finance Authority, Clean Water, Series B (RB)
110,000	5.00%, 10/01/25	127,511
100,000	5.00%, 10/01/26	117,377
	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series C-3 (RB) (AGM)
750,000	5.00%, 07/01/24 (c)	820,207
405,000	5.00%, 07/01/24 (c)	444,014
560,000	5.00%, 07/01/24 (c)	621,617
	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series D-2 (RB) (AGM)
935,000	5.00%, 07/01/24 (c)	1,030,679
110,000	5.00%, 07/01/24 (c)	121,618
30,000	5.00%, 07/01/24	33,734
Principal Amount		Value

Michigan: (continued)
$1,450,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series D-4 (RB) 5.00%, 07/01/24 (c)	$1,577,107
	Michigan Finance Authority, Series C (RB)
500,000	5.00%, 07/01/25 (c)	550,770
250,000	5.00%, 07/01/25 (c)	276,645
	Michigan Finance Authority, Trinity Health Credit Group (RB)
105,000	5.00%, 06/01/22 (c)	112,853
50,000	5.00%, 06/01/27 (c)	56,226
1,205,000	5.50%, 06/01/25 (c)	1,394,559
265,000	5.50%, 06/01/25 (c)	303,950
	Michigan State Building Authority (RB)
15,000	5.00%, 10/15/25 (c)	16,750
200,000	5.00%, 10/15/25 (c)	224,132
360,000	5.00%, 10/15/25 (c)	407,045
120,000	5.00%, 10/15/26 (c)	133,544
570,000	5.00%, 10/15/26 (c)	640,680
475,000	5.00%, 10/15/26 (c)	535,676
125,000	Michigan State Building Authority, Series I (RB) 5.00%, 10/15/26 (c)	140,034
100,000	Michigan State Hospital Finance Authority (RB) 5.00%, 12/01/26	115,652
	Michigan State Housing Development Authority (RB)
175,000	3.10%, 06/01/26 (c)	165,232
570,000	3.35%, 12/01/25 (c)	554,644
170,000	3.35%, 06/01/26 (c)	160,463
1,010,000	Regents of the University of Michigan (RB) 5.00%, 04/01/26 (c)	1,145,512
	Royal Oak Hospital Finance Authority, William Beaumont Hospital, Series D (RB)
420,000	5.00%, 03/01/24 (c)	455,906
330,000	5.00%, 03/01/24 (c)	367,782
	State of Michigan (GO)
15,000	5.00%, 11/01/24	17,121
10,000	5.00%, 12/01/25 (c)	11,445
300,000	5.00%, 03/15/26	344,955
1,100,000	5.00%, 03/15/27	1,271,413
	State of Michigan, Series A (GO)
280,000	5.00%, 12/01/24 (c)	317,058
500,000	5.00%, 12/01/25 (c)	570,195
		23,902,559
Minnesota: 1.2%
1,000,000	City of Minneapolis (RB) 5.00%, 11/15/25 (c)	1,103,310
520,000	City of St. Cloud, Minnesota Health Care, Series A (RB) 3.00%, 05/01/26 (c)	484,760
1,000,000	County of Hennepin, First Lien, Sales Tax, Series A (RB) 5.00%, 12/15/23 (c)	1,122,990

See Notes to Financial Statements

23

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Minnesota: (continued)
$155,000	Minneapolis St Paul Metropolitan Airports Commission, Series A (RB) 5.00%, 01/01/24 (c)	$170,891
	Minneapolis St Paul Metropolitan Airports Commission, Series B (RB)
135,000	4.00%, 01/01/26	145,719
120,000	5.00%, 01/01/26	138,118
515,000	5.00%, 01/01/27 (c)	587,471
145,000	5.00%, 01/01/27 (c)	164,730
	Minnesota Public Facilities Authority, Series B (RB)
505,000	3.00%, 03/01/25	519,089
750,000	5.00%, 10/01/26	878,572
1,000,000	Regents of the University of Minnesota, Series B (RB) 5.00%, 12/01/27 (c)	1,154,480
500,000	Roseville Independent School District No. 623 (GO) (SD CRED PROG) 5.00%, 02/01/27 (c)	572,955
	Sartell-St. Stephen Independent School District No. 748 (GO) (SD CRED PROG)
750,000	5.00%, 02/01/25 (c)	851,295
600,000	5.00%, 02/01/25 (c)	682,518
	State of Minnesota (GO)
500,000	3.00%, 08/01/26 (c)	502,050
570,000	3.25%, 08/01/25 (c)	547,485
185,000	4.00%, 08/01/26	202,790
30,000	5.00%, 06/01/23 (c)	33,281
400,000	5.00%, 10/01/27 (c)	471,752
1,025,000	State of Minnesota, Series A (GO) 5.00%, 08/01/27	1,209,295
	State of Minnesota, State Trunk Highway, Series B (GO)
555,000	2.25%, 08/01/26 (c)	473,754
440,000	3.00%, 08/01/24 (c)	442,534
225,000	4.00%, 08/01/24 (c)	243,081
1,000,000	4.00%, 08/01/24 (c)	1,074,810
585,000	4.00%, 08/01/26 (c)	637,825
	State of Minnesota, Various Purpose, Series D (GO)
1,225,000	2.25%, 08/01/26 (c)	1,098,004
1,000,000	3.00%, 10/01/27 (c)	988,960
1,000,000	3.00%, 10/01/27 (c)	979,330
25,000	3.50%, 10/01/23 (c)	25,636
985,000	State of Minnesota, Various Purpose, Series F (GO) 4.00%, 10/01/23 (c)	1,053,851
		18,561,336
Mississippi: 0.6%
1,000,000	Mississippi Development Bank, Desoto County Highway Construction Project (RB) 5.00%, 01/01/23 (c)	1,078,110
	State of Mississippi (GO)
845,000	5.00%, 10/01/25 (c)	969,105
1,205,000	5.00%, 10/15/25	1,360,855
125,000	5.00%, 10/01/26	145,554
Principal Amount		Value

Mississippi: (continued)
$750,000	5.00%, 12/01/26 (c)	$850,575
300,000	5.00%, 10/01/27 (c)	338,853
1,000,000	5.00%, 10/01/27 (c)	1,145,290
500,000	5.00%, 10/01/27 (c)	568,475
750,000	5.00%, 10/01/27 (c)	849,607
650,000	State of Mississippi, Series A (GO) 5.00%, 10/01/27 (c)	741,721
155,000	State of Mississippi, Series B (GO) 5.00%, 12/01/26 (c)	174,020
850,000	State of Mississippi, Series C (GO) 5.00%, 10/01/25	979,472
		9,201,637
Missouri: 0.8%
	City of Kansas City, Downtown Arena Project, Series E (RB)
450,000	3.00%, 04/01/25 (c)	406,489
500,000	5.00%, 04/01/25 (c)	554,860
570,000	City of Kansas City, Sanitary Sewer System Revenue, Series A (RB) 5.00%, 01/01/25 (c)	643,615
100,000	City of Springfield, Missouri Public Utility (RB) 4.00%, 08/01/25 (c)	104,569
10,000	County of Jackson, Harry S. Truman Sports Complex Project (RB) 5.00%, 12/01/24 (c)	11,127
	Curators of the University of Missouri, Series A (RB)
185,000	5.00%, 11/01/24 (c)	208,304
300,000	5.00%, 11/01/24 (c)	340,815
300,000	Health and Educational Facilities Authority of the State of Missouri, Saint Luke’s Health System, Inc. (RB) 5.00%, 11/15/24	339,621
	Health and Educational Facilities Authority of the State of Missouri, Series A (RB)
630,000	4.00%, 06/01/24 (c)	633,118
960,000	5.00%, 06/01/24 (c)	1,055,366
615,000	5.00%, 06/01/24 (c)	688,148
1,000,000	5.00%, 06/01/24 (c)	1,095,580
	Metropolitan St. Louis Sewer District, Wastewater System, Series B (RB)
490,000	5.00%, 05/01/25 (c)	550,539
1,165,000	5.00%, 05/01/25 (c)	1,311,138
	Missouri Highway and Transportation Commission, First Lien, Series A (RB)
535,000	5.00%, 05/01/24 (c)	604,470
515,000	5.00%, 05/01/26	599,846
	Missouri Joint Municipal Electric Utility Commission, Iatan 2 Project, Series A (RB)
290,000	5.00%, 01/01/24 (c)	317,399
115,000	5.00%, 01/01/24 (c)	126,269
640,000	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Series A (RB) 5.00%, 01/01/25	721,498

See Notes to Financial Statements

24

Principal Amount		Value

Missouri: (continued)
$370,000	Missouri Joint Municipal Electric Utility Commission, Power Project, Series A (RB) 5.00%, 06/01/25 (c)	$410,852
15,000	Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Series A (RB) 4.00%, 06/01/26 (c)	15,485
575,000	Missouri State Board of Public Buildings, Series A (RB) 4.00%, 04/01/24 (c)	617,205
125,000	Missouri State Health and Educational Facilities, Series A (RB) 5.00%, 06/01/24 (c)	139,183
	Platte County Park Hill School District (GO) (SAW)
225,000	3.00%, 03/01/26 (c)	203,708
105,000	3.00%, 03/01/26 (c)	95,961
1,000,000	Springfield School District No. R-12 (GO) (SAW) 4.00%, 03/01/28 (c)	1,064,890
115,000	St Louis Land Clearance for Redevelopment Authority (RB) 4.25%, 06/01/26	121,088
		12,981,143
Nebraska: 0.4%
245,000	Douglas County School District No. 0001 (GO) 3.00%, 12/15/24 (c)	225,015
260,000	Metropolitan Utilities District of Omaha, Water System (RB) 3.25%, 12/01/25 (c)	250,851
10,000	Nebraska Public Power District (RB) 5.00%, 01/01/25	11,383
	Omaha Public Power District, Electric System, Series AA (RB)
130,000	2.25%, 08/01/19 (c)	129,102
1,080,000	5.00%, 02/01/24 (c)	1,204,081
1,360,000	Omaha Public Power District, Electric System, Series B (RB) 5.00%, 08/01/24 (c)	1,518,522
	Public Power Generation Agency, Whelan Energy Unit 2, Series A (RB)
1,225,000	3.00%, 07/01/26 (c)	1,091,597
435,000	3.13%, 07/01/26 (c)	383,687
1,400,000	5.00%, 01/01/25 (c)	1,540,728
		6,354,966
Nevada: 1.5%
	City of Las Vegas, Series C (GO)
125,000	5.00%, 03/01/26 (c)	140,636
500,000	5.00%, 03/01/26 (c)	569,580
100,000	Clark County Limited Tax Bond Bank (GO) 5.00%, 06/01/25	114,689
	Clark County Limited Tax Bond Bank, Series A (GO)
100,000	5.00%, 11/01/25	115,195
500,000	5.00%, 05/01/26 (c)	577,580
Principal Amount		Value

Nevada: (continued)
	Clark County Limited Tax Bond Bank, Series B (GO)
$10,000	5.00%, 11/01/24	$11,366
300,000	5.00%, 11/01/26 (c)	342,609
	Clark County Limited Tax Flood Control (GO)
890,000	4.00%, 05/01/25 (c)	914,101
10,000	5.00%, 11/01/24	11,366
420,000	5.00%, 05/01/25 (c)	473,479
1,115,000	5.00%, 05/01/25 (c)	1,242,969
855,000	Clark County School District (GO) 5.00%, 12/15/27 (c)	952,239
1,160,000	Clark County School District, Limited Tax, Series C (GO) 5.00%, 12/15/25 (c)	1,290,396
	Clark County School District, Series B (GO)
250,000	4.00%, 11/01/26 (c)	258,125
1,240,000	4.00%, 11/01/26 (c)	1,288,186
30,000	5.00%, 06/15/24	33,310
850,000	5.00%, 11/01/26	989,774
	Clark County School District, Series C (GO)
1,145,000	5.00%, 06/15/25	1,284,438
200,000	5.00%, 12/15/25 (c)	223,562
	Clark County School District, Series D (GO)
200,000	4.00%, 12/15/25 (c)	203,342
25,000	5.00%, 06/15/25	28,045
1,000,000	5.00%, 12/15/25 (c)	1,107,710
	Clark County Water Reclamation District (GO)
630,000	3.00%, 07/01/26 (c)	621,130
220,000	5.00%, 07/01/26	255,638
	County of Clark, Series A (GO)
100,000	5.00%, 05/01/26 (c)	113,915
1,000,000	5.00%, 06/01/28 (c)	1,159,120
	County of Clark, Series C (GO)
500,000	3.00%, 07/01/27 (c)	442,685
1,200,000	3.00%, 07/01/27 (c)	1,072,392
	Las Vegas Valley Water District (GO)
500,000	4.00%, 02/01/27 (c)	516,665
150,000	5.00%, 06/01/26 (c)	172,506
775,000	State of Nevada, Capital Improvement and Cultural Affairs, Series B (GO) 5.00%, 11/01/24	880,896
	State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) (AGM)
325,000	3.38%, 06/01/28 (c)	306,192
1,000,000	4.00%, 06/01/27 (c)	1,038,270
1,000,000	4.00%, 06/01/28 (c)	1,042,030
1,000,000	4.00%, 06/01/28 (c)	1,050,360
20,000	5.00%, 12/01/25	23,113
220,000	5.00%, 06/01/26 (c)	254,800
1,020,000	5.00%, 06/01/26 (c)	1,175,295
270,000	5.00%, 06/01/26 (c)	308,529
795,000	5.00%, 06/01/27 (c)	911,889

See Notes to Financial Statements

25

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Nevada: (continued)
	Truckee Meadows Water Authority (RB)
$355,000	5.00%, 07/01/26 (c)	$397,341
30,000	5.00%, 07/01/26 (c)	33,795
		23,949,258
New Hampshire: 0.1%
1,000,000	State of New Hampshire, Series A (GO) 5.00%, 03/01/25	1,147,400
New Jersey: 3.3%
800,000	Camden County, New Jersey Improvement Authority, Series A (RB) 5.00%, 02/15/24 (c)	859,008
600,000	County of Union (GO) 3.00%, 09/01/25 (c)	590,016
	New Jersey Economic Development Authority (RB)
175,000	5.50%, 12/15/26 (c)	193,165
180,000	5.50%, 12/15/26 (c)	196,596
1,800,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	1,812,186
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
100,000	4.00%, 11/01/25	102,829
100,000	5.00%, 11/01/24	108,954
1,000,000	5.00%, 11/01/25	1,092,380
165,000	New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB) 4.13%, 06/15/25	171,041
1,070,000	New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB) 4.75%, 12/15/26 (c)	1,111,580
	New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB)
1,175,000	5.00%, 06/15/27 (c)	1,240,600
615,000	5.00%, 06/15/27 (c)	647,515
250,000	5.00%, 06/15/27 (c)	266,750
240,000	5.00%, 06/15/27 (c)	254,287
	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB)
240,000	3.50%, 06/15/24 (c)	234,226
1,580,000	5.00%, 06/15/24 (c)	1,699,890
610,000	5.00%, 06/15/24 (c)	640,085
1,035,000	5.00%, 06/15/24 (c)	1,105,908
	New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB)
1,220,000	5.00%, 06/15/24 (c)	1,297,214
555,000	5.00%, 06/15/24 (c)	593,023
Principal Amount		Value

New Jersey: (continued)
	New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
$145,000	5.00%, 06/15/25 (c)	$151,892
440,000	5.25%, 06/15/25 (c)	478,623
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
1,090,000	4.25%, 06/15/25 (c)	1,122,297
565,000	4.38%, 06/15/25 (c)	582,498
100,000	5.00%, 06/15/25	109,099
	New Jersey Economic Development Motor Vehicle, Series A (RB)
335,000	3.38%, 07/01/27 (c)	318,933
440,000	4.00%, 07/01/27 (c)	417,102
435,000	4.00%, 07/01/27 (c)	421,163
365,000	5.00%, 07/01/27 (c)	385,462
200,000	New Jersey Educational Facilities Authority (RB) 5.00%, 07/01/25 (c)	230,112
230,000	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB) 5.00%, 06/15/24 (c)	244,557
	New Jersey Educational Facilities Authority, Higher Educational Capital Improvement, Series A (RB)
1,100,000	5.00%, 09/01/24 (c)	1,185,085
225,000	5.00%, 09/01/24	244,879
530,000	New Jersey Educational Facilities Authority, Princeton University, Series A (RB) 5.00%, 07/01/24 (c)	601,052
1,000,000	New Jersey Educational Facilities Authority, Stockton University Issue, Series A (RB) 5.00%, 07/01/26 (c)	1,092,990
1,590,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB) 4.00%, 07/01/26 (c)	1,630,052
20,000	New Jersey Health Care Facilities Financing Authority, Hospital Corp. (RB) 5.00%, 07/01/25	22,879
200,000	New Jersey Health Care Facilities Financing Authority, Hospital Corp., Series A (RB) (AGM) 5.00%, 07/01/25 (c)	220,182
	New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, Series A (RB)
1,060,000	3.00%, 07/01/26 (c)	940,962
310,000	3.38%, 07/01/27 (c)	281,849
100,000	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB) 3.00%, 07/01/26 (c)	85,455

See Notes to Financial Statements

26

Principal Amount		Value

New Jersey: (continued)
	New Jersey State Turnpike Authority, Series A (RB)
$865,000	5.00%, 07/01/24 (c)	$965,444
765,000	5.00%, 07/01/24 (c)	857,664
	New Jersey State Turnpike Authority, Series B (RB)
2,900,000	5.00%, 01/01/28 (c)	3,257,715
1,070,000	5.00%, 01/01/28 (c)	1,205,580
115,000	5.00%, 01/01/28 (c)	130,056
	New Jersey Transportation Trust Fund Authority, Series A (RB)
500,000	5.00%, 12/15/27	546,665
1,000,000	5.00%, 12/15/28 (c)	1,063,660
500,000	5.00%, 12/15/28	547,355
750,000	New Jersey Transportation Trust Fund Authority, Series A-1 (RB) 5.00%, 06/15/26 (c)	829,395
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
265,000	4.25%, 06/15/25 (c)	274,423
320,000	4.63%, 06/15/25 (c)	331,142
360,000	5.00%, 06/15/24 (c)	389,992
300,000	5.25%, 06/15/25 (c)	328,728
435,000	5.25%, 06/15/25 (c)	474,515
450,000	New Jersey Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/24 (c)	474,691
	New Jersey Turnpike Authority (RB) (AGM)
2,130,000	4.00%, 01/01/28 (c)	2,190,897
585,000	5.00%, 07/01/24 (c)	650,660
1,565,000	5.00%, 07/01/24 (c)	1,726,007
330,000	5.00%, 07/01/24 (c)	365,762
200,000	5.00%, 01/01/25	227,046
95,000	5.00%, 01/01/25	107,847
30,000	5.00%, 01/01/26 (c)	33,371
2,000,000	5.00%, 01/01/27 (c)	2,261,360
150,000	5.00%, 01/01/27	173,219
270,000	5.00%, 01/01/27 (c)	300,356
100,000	5.00%, 01/01/28 (c)	115,483
200,000	5.00%, 01/01/28 (c)	226,184
	New Jersey Turnpike Authority, Series A (RB)
800,000	5.00%, 07/01/24 (c)	880,552
1,800,000	5.00%, 07/01/24 (c)	1,989,126
375,000	5.00%, 01/01/26 (c)	414,859
105,000	5.00%, 01/01/26 (c)	117,366
340,000	New Jersey Turnpike Authority, Series E (RB) 5.00%, 01/01/25 (c)	376,985
	State of New Jersey, Various Purposes (GO)
700,000	5.00%, 06/01/25 (c)	772,471
130,000	5.00%, 06/01/25 (c)	146,660
625,000	5.00%, 06/01/27	709,319
225,000	The State University of New Jersey, Rutgers, Series M (RB) 5.00%, 05/01/26 (c)	251,647
Principal Amount		Value

New Jersey: (continued)
$1,250,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/28 (c)	$1,362,137
		52,060,715
New Mexico: 0.5%
	Albuquerque Bernalillo County Water Utility Authority, Senior Lien (RB)
500,000	2.85%, 07/01/25 (c)	492,800
1,285,000	5.00%, 07/01/25 (c)	1,467,470
275,000	Albuquerque Municipal School District No. 12 (GO) (SAW) 5.00%, 08/01/26	319,982
3,180,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series B-1 (RB) 5.00%, 06/15/24 (c)	3,580,076
500,000	Regents of the University of New Mexico, Series A (RB) 2.50%, 06/01/26 (c)	456,315
	State of New Mexico, Series A (GO)
250,000	5.00%, 03/01/25	286,060
100,000	5.00%, 07/01/25	114,792
750,000	State of New Mexico, Series B (GO) 5.00%, 03/01/25	858,180
		7,575,675
New York: 14.2%
	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) (AGM)
955,000	4.00%, 01/15/27 (c)	999,866
500,000	5.00%, 01/15/27 (c)	545,970
1,740,000	5.00%, 01/15/27 (c)	1,919,394
5,000	City of Monroe, Industrial Development Agency, Rochester Schools Modernization Project (RB) (SAW) 5.00%, 05/01/23 (c)	5,531
	City of New York, Series A (GO)
15,000	5.00%, 08/01/24 (c)	16,944
1,000,000	5.00%, 08/01/25 (c)	1,137,660
750,000	5.00%, 08/01/25 (c)	857,715
2,160,000	5.00%, 08/01/26 (c)	2,448,576
500,000	5.00%, 08/01/27 (c)	581,005
	City of New York, Series B-1 (GO)
395,000	5.00%, 12/01/26 (c)	449,482
910,000	5.25%, 10/01/27 (c)	1,058,257
	City of New York, Series C (GO)
735,000	5.00%, 08/01/26	852,990
225,000	5.00%, 02/01/27 (c)	259,607
	City of New York, Series C and D (GO)
1,000,000	5.00%, 02/01/26 (c)	1,151,850
400,000	5.00%, 02/01/26 (c)	452,856
20,000	5.00%, 02/01/26 (c)	22,811
500,000	5.00%, 08/01/26	580,265
1,250,000	5.00%, 02/01/28 (c)	1,417,037
660,000	5.00%, 02/01/28 (c)	772,273
1,760,000	City of New York, Series D-1 (GO) 5.00%, 08/01/23 (c)	1,953,248

See Notes to Financial Statements

27

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

New York: (continued)
	City of New York, Series E (GO)
$15,000	5.00%, 08/01/23 (c)	$16,499
540,000	5.00%, 08/01/26 (c)	612,144
550,000	5.00%, 08/01/26	638,291
	City of New York, Series E-1 (GO)
1,000,000	5.00%, 03/01/28 (c)	1,139,840
1,000,000	5.25%, 03/01/28 (c)	1,154,590
1,500,000	5.25%, 03/01/28 (c)	1,755,525
1,225,000	City of New York, Series I-1 (GO) 5.00%, 03/01/24 (c)	1,354,348
	City of New York, Series J (GO)
405,000	5.00%, 08/01/24 (c)	449,254
20,000	5.00%, 08/01/24 (c)	22,208
185,000	City of New York, Series J-7 (GO) 5.00%, 08/01/26	214,698
115,000	County of Nassau, Series B (GO) 5.00%, 04/01/24 (c)	124,854
	County of Suffolk, Series C (GO)
500,000	5.00%, 05/01/24 (c)	550,600
1,070,000	5.00%, 05/01/24 (c)	1,189,744
25,000	County of Westchester (GO) 5.00%, 11/15/24	28,708
	Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB)
325,000	3.00%, 07/01/26 (c)	309,237
275,000	4.00%, 07/01/26 (c)	275,528
500,000	5.00%, 07/01/26 (c)	550,365
1,000,000	5.00%, 07/01/26	1,138,190
100,000	5.00%, 07/01/26 (c)	110,924
275,000	5.00%, 07/01/26 (c)	308,993
300,000	5.00%, 07/01/26 (c)	333,843
770,000	Erie County, New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (SAW) 5.00%, 11/01/25 (c)	884,876
500,000	Housing Development Corp. (RB) 3.10%, 11/01/25 (c)	473,760
	Hudson Yards Infrastructure Corp., Series A (RB)
450,000	5.00%, 02/15/27 (c)	504,004
280,000	5.00%, 02/15/27 (c)	317,069
	Long Island Power Authority (RB)
750,000	5.00%, 09/01/27 (c)	839,625
500,000	5.00%, 09/01/27 (c)	562,185
250,000	5.00%, 09/01/27 (c)	282,315
30,000	Long Island Power Authority, Series B (RB) 5.00%, 09/01/26 (c)	34,406
	Metropolitan Transportation Authority (RB)
1,170,000	0.00%, 11/15/33 ^	633,906
20,000	4.00%, 11/15/26	21,988
2,000,000	4.00%, 11/15/27 (c)	2,091,080
1,000,000	4.00%, 05/15/28 (c)	1,026,340
395,000	4.00%, 05/15/28 (c)	401,901
20,000	5.00%, 05/15/24 (c)	22,482
25,000	5.00%, 11/15/24	28,109
Principal Amount		Value

New York: (continued)
$135,000	5.00%, 11/15/24 (c)	$155,185
20,000	5.00%, 11/15/24	22,487
690,000	5.00%, 11/15/24 (c)	755,688
1,000,000	5.00%, 11/15/24 (c)	1,098,650
145,000	5.00%, 11/15/24	163,029
105,000	5.00%, 11/15/24 (c)	115,540
30,000	5.00%, 11/15/25	34,024
25,000	5.00%, 11/15/25	28,354
1,340,000	5.00%, 11/15/25 (c)	1,511,560
175,000	5.00%, 11/15/25 (c)	196,814
1,430,000	5.00%, 05/15/26 (c)	1,592,019
110,000	5.00%, 11/15/26 (c)	123,599
1,280,000	5.00%, 11/15/26 (c)	1,433,446
10,000	5.00%, 11/15/26 (c)	11,132
15,000	5.00%, 11/15/26 (c)	17,174
1,000,000	5.00%, 05/15/27 (c)	1,126,350
125,000	5.00%, 05/15/27 (c)	143,196
150,000	5.00%, 11/15/27 (c)	171,674
2,540,000	5.00%, 05/15/28 (c)	2,840,076
400,000	5.00%, 05/15/28 (c)	450,012
2,000,000	5.00%, 05/15/28 (c)	2,229,420
100,000	5.25%, 11/15/26 (c)	115,266
120,000	5.25%, 11/15/26 (c)	140,084
125,000	5.25%, 11/15/26 (c)	144,468
	Metropolitan Transportation Authority, Series A (RB)
250,000	4.00%, 11/15/26 (c)	254,820
205,000	5.25%, 11/15/26 (c)	234,725
	Metropolitan Transportation Authority, Series B (RB)
420,000	5.00%, 11/15/27	482,110
335,000	5.00%, 11/15/28	385,170
900,000	Metropolitan Transportation Authority, Series C-1 (RB) 5.00%, 11/15/26 (c)	1,021,491
1,025,000	Metropolitan Transportation Authority, Series D (RB) 4.00%, 11/15/26 (c)	1,048,339
	Nassau County Interim Finance Authority, Series A (RB)
10,000	5.00%, 11/15/24	11,477
20,000	5.00%, 11/15/25	23,292
1,300,000	Nassau County, New York General Improvement, Series A (GO) 5.00%, 04/01/24 (c)	1,430,364
	Nassau County, New York General Improvement, Series B (GO)
645,000	5.00%, 04/01/24 (c)	709,681
110,000	5.00%, 10/01/26 (c)	122,766
310,000	New York City Housing Development Corp., Multi-Family Housing, Series H (RB) 2.95%, 05/01/25 (c) (p)	304,817
1,255,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series A (RB) 4.50%, 06/15/26 (c)	1,347,807

See Notes to Financial Statements

28

Principal Amount		Value

New York: (continued)
$355,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 5.00%, 06/15/24 (c)	$397,099
	New York City Municipal Water Finance Authority, Water and Sewer System, Series FF (RB)
955,000	5.00%, 12/15/19 (c)	985,780
460,000	5.00%, 06/15/25 (c)	524,625
690,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW) 5.00%, 01/15/26 (c)	766,024
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-2 (RB) (SAW)
120,000	5.00%, 07/15/25 (c)	136,972
1,000,000	5.00%, 07/15/28 (c)	1,147,280
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-4 (RB) (SAW)
500,000	5.00%, 07/15/28 (c)	567,835
1,500,000	5.25%, 07/15/28 (c)	1,728,975
	New York City Transitional Finance Authority, Future Tax Secured Revenue (RB)
100,000	3.00%, 02/01/26 (c)	92,112
15,000	4.00%, 02/01/26	16,255
100,000	5.00%, 05/01/24 (c)	112,602
10,000	5.00%, 08/01/24 (c)	11,216
300,000	5.00%, 08/01/24 (c)	333,117
30,000	5.00%, 08/01/24 (c)	33,514
20,000	5.00%, 11/01/25 (c)	22,956
500,000	5.00%, 02/01/26 (c)	554,365
1,100,000	5.00%, 05/01/26 (c)	1,231,835
300,000	5.00%, 08/01/26 (c)	338,094
1,155,000	5.00%, 02/01/27 (c)	1,314,471
1,500,000	5.00%, 05/01/27 (c)	1,686,435
2,500,000	5.00%, 05/01/27 (c)	2,846,450
350,000	5.00%, 08/01/27 (c)	393,172
1,000,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series B (RB) 5.00%, 08/01/27 (c)	1,125,780
100,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series C (RB) 5.00%, 05/01/25 (c)	114,584
255,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB) 3.50%, 08/01/24 (c)	255,255
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
2,645,000	4.00%, 05/01/26 (c)	2,759,925
135,000	5.00%, 08/01/25 (c)	152,254
3,055,000	5.00%, 08/01/25 (c)	3,407,791
880,000	5.00%, 08/01/25 (c)	997,084
1,500,000	5.00%, 05/01/26 (c)	1,674,480
Principal Amount		Value

New York: (continued)
$260,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB) 5.00%, 08/01/24 (c)	$289,284
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
785,000	5.00%, 11/01/25 (c)	880,275
450,000	5.00%, 11/01/25 (c)	503,712
1,750,000	5.00%, 08/01/26 (c)	1,991,570
540,000	5.00%, 08/01/26 (c)	606,598
1,015,000	5.00%, 08/01/26 (c)	1,136,475
460,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D-1 (RB) 5.00%, 02/01/24 (c)	506,685
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
1,000,000	5.00%, 02/01/26 (c)	1,121,050
1,500,000	5.00%, 02/01/26 (c)	1,687,800
2,115,000	5.00%, 02/01/26 (c)	2,394,476
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F (RB)
1,250,000	4.00%, 02/01/26 (c)	1,294,512
1,035,000	5.00%, 02/01/26 (c)	1,164,582
1,145,000	5.00%, 02/01/26 (c)	1,283,602
	New York City Trust for Cultural Resources, The Museum of Modern Art, Series 1-E (RB)
160,000	4.00%, 04/01/26	174,787
705,000	4.00%, 10/01/26 (c)	747,688
850,000	4.00%, 10/01/26 (c)	916,929
	New York City Water and Sewer System (RB)
250,000	3.38%, 06/15/25 (c)	250,805
25,000	5.00%, 06/15/25 (c)	28,676
120,000	5.00%, 06/15/27 (c)	135,672
	New York State Dormitory Authority (RB)
200,000	4.00%, 07/01/26 (c)	207,756
505,000	4.00%, 07/01/27 (c)	524,094
10,000	5.00%, 02/15/24 (c)	11,100
10,000	5.00%, 10/01/24	11,349
15,000	5.00%, 02/15/25 (c)	16,963
125,000	5.00%, 02/15/25	142,913
10,000	5.00%, 03/15/25	11,470
2,000,000	5.00%, 03/15/25 (c)	2,213,160
20,000	5.00%, 03/15/25 (c)	22,662
150,000	5.00%, 03/15/25 (c)	169,872
150,000	5.00%, 03/15/25 (c)	166,445
20,000	5.00%, 07/01/25 (c)	22,579
20,000	5.00%, 07/01/25 (c)	22,515
225,000	5.00%, 07/01/25	258,282
30,000	5.00%, 07/01/25	34,358
200,000	5.00%, 07/01/25 (c)	224,246
15,000	5.00%, 07/01/25 (c)	17,081
170,000	5.00%, 09/15/25 (c)	191,746

See Notes to Financial Statements

29

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

New York: (continued)
$500,000	5.00%, 09/15/25 (c)	$556,720
215,000	5.00%, 09/15/25 (c)	242,647
110,000	5.00%, 09/15/25 (c)	126,507
285,000	5.00%, 09/15/25 (c)	322,403
20,000	5.00%, 10/01/25	23,308
35,000	5.00%, 10/01/25 (c)	39,550
10,000	5.00%, 10/01/25	11,654
110,000	5.00%, 04/01/26 (c)	128,340
20,000	5.00%, 04/01/26 (c)	23,217
260,000	5.00%, 07/01/26	303,688
150,000	5.00%, 07/01/26	172,950
540,000	5.00%, 08/15/26 (c)	622,161
315,000	5.00%, 08/15/26 (c)	359,380
25,000	5.00%, 09/15/26 (c)	28,108
25,000	5.00%, 09/15/26 (c)	28,368
200,000	5.00%, 10/01/26 (c)	225,286
250,000	5.00%, 07/01/27 (c)	289,543
250,000	5.00%, 07/01/27 (c)	284,615
550,000	5.00%, 10/01/27 (c)	637,796
25,000	5.00%, 10/01/27	29,790
385,000	5.00%, 07/01/28 (c)	443,235
1,000,000	5.00%, 08/01/28 (c)	1,103,790
230,000	New York State Dormitory Authority, Cornell University, Series A (RB) 5.00%, 07/01/26 (c)	261,952
770,000	New York State Dormitory Authority, Icahn School of Medicine Sinai, Series A (RB) 5.00%, 07/01/25 (c)	858,912
105,000	New York State Dormitory Authority, Long Island Jewish Obligated Group (RB) 5.00%, 05/01/25 (c)	117,445
250,000	New York State Dormitory Authority, New York University, Series A (RB) 5.00%, 07/01/26 (c)	283,630
	New York State Dormitory Authority, Series A (RB)
1,000,000	2.80%, 07/01/25 (c)	987,070
1,325,000	5.00%, 10/01/26 (c)	1,502,431
100,000	New York State Dormitory Authority, Series E (RB) 5.00%, 09/15/25 (c)	114,871
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
795,000	5.00%, 02/15/24 (c)	890,305
250,000	5.00%, 02/15/24 (c)	281,683
1,550,000	5.00%, 02/15/24 (c)	1,717,214
1,500,000	5.00%, 02/15/25	1,714,950
1,760,000	5.00%, 03/15/25 (c)	1,971,306
1,040,000	5.00%, 08/15/26 (c)	1,198,236
715,000	5.00%, 02/15/27 (c)	813,012
	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
1,015,000	5.00%, 02/15/25 (c)	1,130,466
2,000,000	5.00%, 08/15/27 (c)	2,288,560
Principal Amount		Value

New York: (continued)
$385,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/24 (c)	$427,142
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
510,000	5.00%, 02/15/25 (c)	570,807
305,000	5.00%, 02/15/25 (c)	344,918
180,000	5.00%, 09/15/25 (c)	200,536
350,000	5.00%, 09/15/25 (c)	391,079
175,000	5.25%, 09/15/25 (c)	198,228
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
660,000	5.00%, 03/15/23 (c)	724,720
1,285,000	5.00%, 03/15/24 (c)	1,425,656
510,000	5.00%, 03/15/24 (c)	564,754
775,000	5.00%, 03/15/24 (c)	868,457
250,000	5.00%, 03/15/24 (c)	278,423
2,380,000	5.00%, 09/15/26 (c)	2,727,528
1,010,000	5.00%, 09/15/26 (c)	1,172,115
1,000,000	5.00%, 03/15/27 (c)	1,132,780
1,405,000	5.00%, 03/15/27 (c)	1,580,569
150,000	5.00%, 03/15/27 (c)	171,935
515,000	5.00%, 03/15/27 (c)	587,038
	New York State Dormitory Authority, State Sales Tax, Series B (RB)
1,640,000	5.00%, 09/15/25 (c)	1,828,190
340,000	5.00%, 09/15/25 (c)	380,127
10,000	New York State Environmental Facilities Corp., Master Finance Program, Series B (RB) 5.00%, 05/15/24 (c)	11,132
690,000	New York State Environmental Facilities Corp., Master Finance Program, Series D (RB) 5.00%, 03/15/25 (c)	790,098
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
1,435,000	5.00%, 06/15/24 (c)	1,599,638
150,000	5.00%, 06/15/24 (c)	166,962
20,000	5.00%, 06/15/24 (c)	22,339
15,000	5.00%, 06/15/24 (c)	17,030
1,260,000	5.00%, 06/15/24 (c)	1,423,447
15,000	5.00%, 06/15/25 (c)	17,039
2,030,000	5.00%, 06/15/26 (c)	2,300,213
765,000	5.00%, 06/15/26 (c)	873,531
500,000	5.00%, 06/15/26 (c)	573,515
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series E (RB)
1,080,000	3.00%, 06/15/27 (c)	1,015,859
500,000	5.00%, 06/15/27 (c)	568,520
1,000,000	5.00%, 06/15/27 (c)	1,140,280
500,000	5.00%, 06/15/27	589,155

See Notes to Financial Statements

30

Principal Amount		Value

New York: (continued)
	New York State Thruway Authority (RB)
$1,500,000	5.00%, 01/01/28 (c)	$1,707,810
1,000,000	5.00%, 01/01/28 (c)	1,133,450
	New York State Thruway Authority, Series A (RB)
600,000	5.00%, 01/01/26 (c)	661,356
625,000	5.00%, 01/01/26 (c)	695,644
	New York State Thruway Authority, Series J (RB)
2,150,000	5.00%, 01/01/24 (c)	2,383,511
1,540,000	5.00%, 01/01/24 (c)	1,713,527
515,000	5.00%, 01/01/24 (c)	573,293
	New York State Thruway Authority, Series K (RB)
985,000	5.00%, 01/01/25 (c)	1,084,583
1,000,000	5.00%, 01/01/25 (c)	1,106,410
	New York State Urban Development Corp., Series C (RB)
2,500,000	5.00%, 03/15/27	2,913,825
350,000	5.00%, 09/15/27 (c)	399,462
	New York State Urban Development Corp., State Personal Income, Series A (RB)
115,000	5.00%, 03/15/24 (c)	127,467
780,000	5.00%, 03/15/24 (c)	864,973
160,000	5.00%, 03/15/24 (c)	180,664
110,000	5.00%, 03/15/25	125,958
1,010,000	5.00%, 09/15/25 (c)	1,131,856
990,000	5.00%, 03/15/26	1,145,509
670,000	5.00%, 03/15/26 (c)	762,735
1,050,000	5.00%, 03/15/26 (c)	1,207,342
	New York State Urban Development Corp., State Personal Income, Series B (RB)
1,100,000	5.00%, 03/15/24 (c)	1,221,572
1,100,000	5.00%, 09/15/25 (c)	1,256,145
2,000,000	New York State Urban Development Corp., State Personal Income, Series C (RB) 5.00%, 09/15/27 (c)	2,276,000
	New York State Urban Development Corp., State Personal Income, Series E (RB)
235,000	5.00%, 03/15/23 (c)	258,249
20,000	5.00%, 03/15/23 (c)	22,074
10,000	Port Authority of New York and New Jersey, Series 178 (RB) 5.00%, 12/01/23 (c)	11,110
	Port Authority of New York and New Jersey, Series 179 (RB)
100,000	5.00%, 12/01/23 (c)	110,949
380,000	5.00%, 12/01/23 (c)	426,212
	Port Authority of New York and New Jersey, Series 183 (RB)
565,000	3.00%, 06/15/24 (c)	570,238
765,000	3.25%, 06/15/24 (c)	747,703
Principal Amount		Value

New York: (continued)
$20,000	Port Authority of New York and New Jersey, Series 189 (RB) 5.00%, 05/01/25	$23,072
	Port Authority of New York and New Jersey, Series 190 (RB)
1,200,000	5.00%, 05/01/20 (c)	1,247,412
100,000	5.00%, 05/01/20 (c)	104,177
10,000	Port Authority of New York and New Jersey, Series 194 (RB) 5.00%, 10/15/24	11,440
	Port Authority of New York and New Jersey, Series 205 (RB)
2,500,000	5.00%, 11/15/27 (c)	2,838,075
1,000,000	5.00%, 11/15/27 (c)	1,144,490
840,000	5.00%, 11/15/27 (c)	972,821
500,000	Port Authority of New York and New Jersey, Series 211 (RB) 5.00%, 09/01/28 (c)	570,395
	Sales Tax Asset Receivable Corp., Series A (RB)
335,000	3.00%, 10/15/24 (c)	332,829
3,140,000	5.00%, 10/15/24 (c)	3,512,655
1,200,000	5.00%, 10/15/24 (c)	1,350,120
2,225,000	5.00%, 10/15/24 (c)	2,496,850
130,000	5.00%, 10/15/24 (c)	146,949
305,000	5.00%, 10/15/24 (c)	346,205
615,000	State of New York Mortgage Agency, Homeowner Mortgage, Series 195 (RB) 3.00%, 04/01/25 (c)	581,415
525,000	State of New York Mortgage Agency, Homeowner Mortgage, Series 197 (RB) 2.60%, 04/01/25 (c)	474,705
500,000	State of New York Mortgage Agency, Series 191 (RB) 3.45%, 04/01/24 (c)	501,710
830,000	State of New York Mortgage Agency, Series 208 (RB) 3.60%, 04/01/27 (c)	808,354
10,000	Suffolk County Water Authority (RB) 4.00%, 06/01/25 (c)	10,520
250,000	Town of Brookhaven, Series A (GO) 4.00%, 02/01/23 (c)	264,600
	Town of Oyster Bay (GO) (AGM)
115,000	4.00%, 08/01/22 (c)	118,713
485,000	4.00%, 08/01/22 (c)	501,529
175,000	Town of Oyster Bay, Public Improvement, Series A (GO) (AGM) 3.25%, 03/01/21 (c)	176,563
	Town of Oyster Bay, Public Improvement, Series B (GO) (AGM)
750,000	3.00%, 02/01/25	749,557
100,000	4.00%, 11/01/20 (c)	102,393
	Triborough Bridge and Tunnel Authority, Series A (RB)
25,000	5.00%, 11/15/24	28,572
20,000	5.00%, 05/15/26 (c)	22,825

See Notes to Financial Statements

31

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

New York: (continued)
	Triborough Bridge and Tunnel Authority, Series B (RB)
$1,550,000	5.00%, 05/15/27 (c)	$1,765,636
1,070,000	5.00%, 05/15/27 (c)	1,212,856
1,255,000	5.00%, 05/15/27 (c)	1,417,560
1,000,000	5.00%, 05/15/27 (c)	1,175,960
1,035,000	5.00%, 05/15/27 (c)	1,192,382
1,350,000	5.00%, 05/15/27 (c)	1,545,426
1,000,000	5.00%, 11/15/31	1,194,160
	Triborough Bridge and Tunnel Authority, Series C (RB)
1,000,000	5.00%, 11/15/27	1,182,440
500,000	5.00%, 11/15/28	593,250
845,000	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/27 (c)	897,635
	Utility Debt Securitization Authority (RB)
1,050,000	3.00%, 12/15/25 (c)	1,007,758
430,000	5.00%, 06/15/24 (c)	485,298
240,000	5.00%, 06/15/25 (c)	274,186
160,000	5.00%, 12/15/25 (c)	184,133
1,685,000	5.00%, 12/15/25 (c)	1,896,080
125,000	5.00%, 12/15/25 (c)	143,679
1,135,000	5.00%, 06/15/26 (c)	1,289,383
425,000	5.00%, 06/15/26 (c)	488,741
610,000	5.00%, 06/15/26 (c)	688,983
	Utility Debt Securitization Authority, Series E (RB)
1,400,000	5.00%, 12/15/23 (c)	1,557,920
1,705,000	5.00%, 12/15/23 (c)	1,899,916
1,080,000	5.00%, 12/15/23 (c)	1,204,556
		225,369,348
North Carolina: 1.3%
450,000	Cape Fear Public Utility Authority, Water and Sewer System (RB) 4.00%, 08/01/26 (c)	476,095
1,000,000	County of Buncombe (RB) 5.00%, 06/01/25	1,149,500
590,000	County of Forsyth, Public Improvement, Series B (GO) 3.00%, 03/01/27 (c)	551,886
	County of Guilford (GO)
135,000	4.00%, 03/01/26	147,820
1,000,000	5.00%, 03/01/27	1,177,050
	County of Mecklenburg, Series A (GO)
900,000	4.00%, 04/01/27 (c)	964,395
1,000,000	4.00%, 04/01/27 (c)	1,080,810
	County of Mecklenburg, Series B (GO)
250,000	2.00%, 12/01/26 (c)	210,815
10,000	5.00%, 12/01/24	11,463
500,000	5.00%, 12/01/25	581,350
	County of Wake (GO)
1,055,000	3.00%, 09/01/24 (c)	1,079,972
500,000	5.00%, 12/01/26 (c)	576,310
15,000	North Carolina Medical Care Commission, Duke University Health System, Series A (RB) 5.00%, 06/01/26	17,373
Principal Amount		Value

North Carolina: (continued)
$10,000	North Carolina Medical Care Commission, Duke University Health System, Series D (RB) 4.00%, 06/01/26 (c)	$10,439
365,000	North Carolina Medical Care Commission, Health Care Facilities, Series A (RB) 5.00%, 06/01/27	426,473
500,000	North Carolina Medical Care Commission, Mission Health Combined Group (RB) 5.00%, 10/01/27 (c)	499,980
355,000	North Carolina Municipal Power Agency No. 1, Series A (RB) 3.00%, 12/03/18 (c)	348,777
500,000	North Carolina Turnpike Authority (RB) 5.00%, 01/01/27 (c)	552,090
1,000,000	North Carolina Turnpike Authority, Triangle Expressway System, Series A (RB) 4.00%, 01/01/28 (c)	1,030,950
75,000	State of North Carolina (RB) 5.00%, 03/01/25 (c)	85,114
	State of North Carolina, Series A (GO)
1,000,000	3.00%, 06/01/28 (c)	941,810
500,000	5.00%, 06/01/26	585,070
1,140,000	5.00%, 06/01/28 (c)	1,342,111
	State of North Carolina, Series B (RB)
1,000,000	3.00%, 05/01/27 (c)	937,470
1,000,000	5.00%, 05/01/25	1,149,710
115,000	5.00%, 06/01/25	132,343
1,140,000	5.00%, 06/01/26 (c)	1,327,975
115,000	5.00%, 06/01/26	133,790
1,000,000	5.00%, 05/01/27 (c)	1,157,970
	State of North Carolina, Series C (RB)
1,085,000	5.00%, 05/01/24 (c)	1,216,404
540,000	5.00%, 05/01/24 (c)	610,416
		20,513,731
North Dakota: 0.2%
1,000,000	County of Ward, North Dakota Health Care Facilities, Series C (RB) 5.00%, 06/01/28 (c)	1,056,870
	North Dakota Public Finance Authority, Series A (RB)
1,085,000	5.00%, 10/01/24 (c)	1,219,898
900,000	5.00%, 10/01/24 (c)	1,012,428
		3,289,196
Ohio: 2.4%
670,000	American Municipal Power, Inc., Prairie State Energy Campus, Series A (RB) 5.00%, 02/15/20 (c)	692,860
	City of Cincinnati, Series A (GO)
10,000	4.00%, 12/01/24	10,748
15,000	5.00%, 12/01/24	17,021
500,000	City of Cleveland, Bridges and Roadways Improvements, Series B-2 (RB) 5.00%, 04/01/28 (c)	567,420

See Notes to Financial Statements

32

Principal Amount		Value

Ohio: (continued)
	City of Columbus, Series 1 (GO)
$250,000	4.00%, 04/01/27	$271,760
200,000	4.00%, 10/01/27 (c)	212,798
250,000	5.00%, 10/01/27 (c)	292,900
750,000	5.00%, 10/01/27 (c)	873,555
	City of Columbus, Series A (GO)
1,175,000	3.00%, 02/15/24 (c)	1,185,293
800,000	4.00%, 02/15/24 (c)	844,824
1,075,000	5.00%, 02/15/24 (c)	1,208,966
	City of Columbus, Sewerage Revenue (RB)
1,445,000	5.00%, 12/01/24 (c)	1,634,512
250,000	5.00%, 12/01/24 (c)	280,253
25,000	5.00%, 12/01/24 (c)	28,520
500,000	5.00%, 12/01/24 (c)	567,080
	City of Columbus, Various Purpose, Series A (GO)
300,000	3.00%, 07/01/25 (c)	294,606
500,000	3.00%, 07/01/25 (c)	495,425
750,000	3.00%, 07/01/25 (c)	756,765
960,000	3.00%, 08/15/25 (c)	905,088
750,000	3.10%, 07/01/25 (c)	734,130
1,120,000	3.20%, 07/01/25 (c)	1,093,680
10,000	Cleveland Municipal School District, Series A (GO) (SD CRED PROG) 5.00%, 06/01/23 (c)	10,859
1,000,000	County of Allen, Mercy Health, Series A (RB) 5.00%, 02/01/28 (c)	1,120,930
1,805,000	County of Butler (RB) 5.00%, 11/15/27 (c)	2,001,366
	County of Cuyahoga (RB)
350,000	3.13%, 12/01/24 (c)	333,123
30,000	5.00%, 06/01/24 (c)	33,305
250,000	5.00%, 02/15/27 (c)	269,850
100,000	5.00%, 02/15/27 (c)	106,842
290,000	County of Cuyahoga, Convention Hotel Project (CP) 5.00%, 06/01/24 (c)	316,787
	County of Franklin, Series A (RB)
145,000	5.00%, 11/01/27 (c)	163,812
125,000	5.00%, 11/01/27 (c)	142,365
100,000	5.00%, 11/01/27 (c)	114,480
340,000	County of Hamilton, Sales Tax Revenue, Series A (RB) 5.00%, 12/01/26 (c)	385,856
	County of Hamilton, Sewer System Revenue, Series A (RB)
100,000	5.00%, 12/01/24 (c)	111,864
375,000	5.00%, 12/01/24 (c)	420,157
	Cuyahoga Community College District (GO)
500,000	4.00%, 06/01/26 (c)	518,870
350,000	4.00%, 06/01/26 (c)	364,633
	Dayton City School District (GO) (SD CRED PROG)
305,000	5.00%, 11/01/26	347,856
35,000	5.00%, 11/01/28	40,289
95,000	5.00%, 11/01/29	109,604
Principal Amount		Value

Ohio: (continued)
$15,000	Franklin County Convention Facilities Authority (RB) 5.00%, 12/01/24 (c)	$16,753
	Kent State University (RB)
35,000	5.00%, 05/01/25	39,813
20,000	5.00%, 05/01/26 (c)	22,783
20,000	Miami University (RB) 5.00%, 09/01/25	22,891
	Ohio Turnpike and Infrastructure Commission (RB)
500,000	5.00%, 02/15/28 (c)	567,485
500,000	5.00%, 02/15/28 (c)	570,490
500,000	5.00%, 02/15/28 (c)	573,085
1,000,000	Ohio Water Development Authority, Fresh Water (RB) 5.00%, 03/01/28 (c)	1,180,410
125,000	Ohio Water Development Authority, Fresh Water, Series A (RB) 5.00%, 06/01/26 (c)	144,031
	Ohio Water Development Authority, Fresh Water, Series B (RB)
140,000	5.00%, 06/01/26 (c)	159,060
1,000,000	5.00%, 12/01/26 (c)	1,144,090
200,000	5.00%, 12/01/26 (c)	229,592
10,000	Ohio Water Development Authority, Water Pollution Control, Series A (RB) 5.00%, 06/01/25	11,508
	Ohio Water Development Authority, Water Pollution Control, Series B (RB)
20,000	5.00%, 12/01/25 (c)	23,016
30,000	5.00%, 12/01/25 (c)	34,670
	State of Ohio (GO)
100,000	4.00%, 03/01/24 (c)	106,873
1,350,000	5.00%, 03/15/24 (c)	1,496,353
25,000	5.00%, 03/15/24 (c)	27,671
100,000	5.00%, 12/15/24	113,797
700,000	5.00%, 04/01/25 (c)	785,890
25,000	5.00%, 08/01/25	28,807
115,000	5.00%, 01/01/27	133,528
385,000	5.00%, 08/01/27	452,579
100,000	5.00%, 12/01/27 (c)	115,620
110,000	5.00%, 01/01/28 (c)	127,892
585,000	5.00%, 04/01/28 (c)	666,420
600,000	5.00%, 04/01/28 (c)	686,124
450,000	5.00%, 04/01/28 (c)	510,678
	State of Ohio Hospital, Cleveland Clinic Health System, Series A (RB)
760,000	4.00%, 01/01/28 (c)	785,323
115,000	5.00%, 01/01/28 (c)	133,004
100,000	5.00%, 01/01/28 (c)	113,854
530,000	State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/26 (c)	603,749
1,000,000	State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 05/01/27 (c)	1,138,580

See Notes to Financial Statements

33

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Ohio: (continued)
$225,000	State of Ohio, Major New State Infrastructure Project (RB) 5.00%, 06/15/26 (c)	$257,915
500,000	State of Ohio, Parks and Recreation Improvement, Series C (RB) 5.00%, 12/01/26 (c)	570,890
2,310,000	State of Ohio, Series A (GO) 5.00%, 09/15/26	2,695,031
1,345,000	State of Ohio, University Hospitals Health System, Series A (RB) 5.00%, 01/15/23 (c)	1,438,894
		37,610,201
Oklahoma: 0.4%
330,000	Canadian County Educational Facilities Authority (RB) 3.00%, 09/01/26 (c)	318,404
	Grand River Dam Authority, Series A (RB)
1,065,000	5.00%, 06/01/24 (c)	1,181,767
110,000	5.00%, 06/01/24 (c)	122,240
130,000	5.00%, 06/01/24 (c)	146,036
310,000	5.00%, 06/01/26	359,498
120,000	5.00%, 12/01/26 (c)	136,368
100,000	5.00%, 12/01/26 (c)	114,101
	Oklahoma Capitol Improvement Authority (RB)
100,000	5.00%, 07/01/24 (c)	111,890
250,000	5.00%, 07/01/24 (c)	280,703
10,000	5.00%, 07/01/24 (c)	11,279
1,025,000	Oklahoma Capitol Improvement Authority, Series A (RB) 5.00%, 07/01/24 (c)	1,136,079
15,000	Oklahoma Development Finance Authority (RB) 5.00%, 08/15/25 (c)	16,712
	Oklahoma Turnpike Authority (RB)
100,000	5.00%, 01/01/27	116,508
100,000	5.00%, 01/01/27 (c)	114,617
565,000	5.00%, 01/01/27 (c)	631,936
530,000	Tulsa County Industrial Authority (RB) 5.00%, 09/01/25 (c)	599,902
500,000	Tulsa Public Facilities Authority (RB) 3.00%, 06/01/25	509,285
30,000	University of Oklahoma, Series C (RB) 5.00%, 07/01/25 (c)	33,388
		5,940,713
Oregon: 1.1%
385,000	City of Eugene, Electric Utility System Revenue, Series A (RB) 4.00%, 08/01/26 (c)	403,811
325,000	County of Washington (GO) 5.00%, 03/01/25	373,314
	Multnomah and Clackamas Counties School District No. 10JT (GO) (SBG)
930,000	0.00%, 06/15/27 (c) ^	520,288
1,030,000	0.00%, 06/15/27 (c) ^	605,228
500,000	Multnomah and Clackamas Counties School District No. 7J (GO) (SBG) 4.00%, 06/01/27 (c)	521,020
Principal Amount		Value

Oregon: (continued)
$500,000	North Clackamas School District No. 12 (GO) (SBG) 5.00%, 06/15/24 (c)	$561,515
200,000	Oregon Health and Science University, Series B (RB) 5.00%, 07/01/26 (c)	223,710
195,000	Oregon State Facilities Authority (RB) 5.00%, 10/01/26 (c)	212,388
	Oregon State Lottery (RB)
25,000	5.00%, 04/01/24 (c)	28,092
120,000	5.00%, 04/01/27 (c)	139,567
115,000	Portland Community College District (GO) 5.00%, 06/15/26 (c)	132,503
500,000	Salem-Keizer School District No. 24J (GO) (SBG) 5.00%, 06/15/28 (c)	576,235
125,000	Sherwood School District No. 88J, Series B (GO) (SBG) 5.00%, 06/15/27 (c)	142,333
	State of Oregon (GO)
10,000	5.00%, 05/01/26 (c)	11,442
145,000	5.00%, 05/01/27 (c)	165,908
1,010,000	State of Oregon, Department of Administrative Services, Lottery Revenue, Series A (RB) 5.00%, 04/01/27 (c)	1,168,136
	State of Oregon, Department of Administrative Services, Lottery Revenue, Series D (RB)
1,010,000	5.00%, 04/01/25 (c)	1,147,219
1,440,000	5.00%, 04/01/25 (c)	1,640,189
	State of Oregon, Department of Transportation, Highway User Tax, Senior Lien, Series A (RB)
250,000	4.00%, 11/15/24 (c)	259,783
1,750,000	5.00%, 11/15/24 (c)	1,968,645
1,500,000	5.00%, 11/15/24 (c)	1,686,510
225,000	5.00%, 11/15/24	257,146
125,000	5.00%, 11/15/24 (c)	141,583
250,000	5.00%, 11/15/24 (c)	281,085
745,000	5.00%, 11/15/24 (c)	841,172
450,000	State of Oregon, Higher Education, Series I (GO) 4.00%, 08/01/27 (c)	467,842
235,000	Tri-County Metropolitan Transportation District of Oregon (RB) 5.00%, 10/01/26	269,489
350,000	Washington and Clackamas Counties, Tigard-Tualatin School District No. 23 (GO) (SBG) 5.00%, 06/15/26	406,402
	Washington and Multnomah Counties, Beaverton School District 48, Series B (GO) (SBG)
115,000	5.00%, 06/15/24 (c)	127,563
750,000	5.00%, 06/15/24 (c)	840,607
1,340,000	Washington County School District No. 1 (GO) (SBG) 5.00%, 06/15/27 (c)	1,508,572
		17,629,297

See Notes to Financial Statements

34

Principal Amount		Value

Pennsylvania: 4.3%
	Allegheny County Sanitary Authority, Sewer Revenue (RB) (AGM)
$100,000	4.00%, 12/01/26 (c)	$102,287
290,000	5.00%, 12/01/25 (c)	323,414
10,000	5.00%, 12/01/25	11,480
475,000	Bensalem Township School District (GO) (SAW) 5.00%, 12/01/23 (c)	526,533
380,000	City of Philadelphia (GO) (AGM) 5.00%, 08/01/27 (c)	426,873
1,000,000	City of Philadelphia, Pennsylvania Gas Works, Series 14 (RB) 5.00%, 10/01/26 (c)	1,111,640
	City of Philadelphia, Series A (GO)
1,000,000	5.00%, 08/01/25 (c)	1,107,130
250,000	5.00%, 08/01/25 (c)	277,903
100,000	5.00%, 08/01/27 (c)	110,420
750,000	5.00%, 08/01/27 (c)	833,505
750,000	5.00%, 08/01/27 (c)	837,097
	City of Philadelphia, Water and Wastewater Revenue (RB)
20,000	5.00%, 10/01/24	22,603
110,000	5.00%, 10/01/25	125,857
10,000	City of Philadelphia, Water and Wastewater Revenue, Series A (RB) 5.00%, 07/01/24 (c)	11,150
10,000	City of Philadelphia, Water and Wastewater Revenue, Series B (RB) 5.00%, 07/01/25 (c)	11,168
	Commonwealth Financing Authority (RB)
200,000	5.00%, 06/01/25 (c)	218,474
500,000	5.00%, 06/01/25 (c)	547,110
415,000	5.00%, 06/01/28 (c)	456,766
250,000	5.00%, 06/01/28 (c)	277,928
	Commonwealth of Pennsylvania (GO)
310,000	3.00%, 01/01/27 (c)	286,090
350,000	4.00%, 08/15/25 (c)	356,233
1,500,000	4.00%, 01/01/27 (c)	1,548,495
230,000	5.00%, 03/15/25 (c)	251,045
200,000	5.00%, 03/15/25 (c)	224,136
775,000	5.00%, 08/15/25	877,122
1,720,000	5.00%, 08/15/25 (c)	1,892,000
	Commonwealth of Pennsylvania, First Series (GO)
225,000	5.00%, 06/15/24 (c)	249,455
650,000	5.00%, 03/15/25 (c)	719,277
1,430,000	5.00%, 03/15/25 (c)	1,573,744
1,285,000	5.00%, 09/15/25	1,455,365
3,030,000	5.00%, 09/15/26	3,456,442
	Commonwealth of Pennsylvania, Second Series (GO) (AGM)
395,000	3.00%, 09/15/26 (c)	359,264
300,000	4.00%, 10/15/23 (c)	311,604
1,395,000	4.00%, 09/15/26 (c)	1,445,485
500,000	5.00%, 10/15/23 (c)	548,355
1,000,000	5.00%, 10/15/23 (c)	1,089,960
920,000	5.00%, 10/15/23 (c)	1,005,413
455,000	5.00%, 10/15/23 (c)	500,104
Principal Amount		Value

Pennsylvania: (continued)
$525,000	5.00%, 10/15/23 (c)	$578,319
165,000	5.00%, 10/15/23 (c)	179,368
1,775,000	5.00%, 09/15/26	2,024,813
210,000	5.00%, 01/15/27 (c)	236,909
670,000	County of Allegheny, Series C-75 (GO) 5.00%, 11/01/26 (c)	763,626
750,000	County of Chester, Series A (GO) 4.00%, 07/15/26 (c)	807,097
	Dauphin County General Authority, Pinnacle Health System Project, Series A (RB)
1,090,000	3.00%, 06/01/26 (c)	970,438
20,000	4.00%, 06/01/26 (c)	20,287
420,000	4.00%, 06/01/26 (c)	424,649
	Delaware River Port Authority (RB)
100,000	5.00%, 01/01/24 (c)	110,151
200,000	5.00%, 01/01/24 (c)	219,900
330,000	Lancaster County Hospital Authority (RB) 5.00%, 08/15/26	380,959
525,000	Montgomery County Higher Education and Health Authority (RB) 5.00%, 09/01/28 (c)	583,994
	Pennsylvania Economic Development Financing Authority (RB)
700,000	5.00%, 08/01/24 (c)	775,712
385,000	5.00%, 09/15/26 (c)	430,303
	Pennsylvania Higher Educational Facilities Authority (RB)
360,000	5.00%, 06/15/25	408,704
1,040,000	5.00%, 08/15/25	1,189,458
1,000,000	5.00%, 08/15/27 (c)	1,152,590
275,000	5.00%, 08/15/27 (c)	312,865
250,000	5.00%, 08/15/27 (c)	280,553
	Pennsylvania Higher Educational Facilities Authority, Series A (RB)
1,000,000	3.38%, 11/15/27 (c)	924,530
725,000	4.00%, 08/15/26 (c)	769,290
	Pennsylvania Higher Educational Facilities Authority, Series AT-1 (RB)
1,375,000	4.00%, 06/15/26 (c)	1,390,276
985,000	5.00%, 06/15/26 (c)	1,089,272
	Pennsylvania Housing Finance Agency (RB)
700,000	2.80%, 10/01/25 (c)	635,768
300,000	3.20%, 10/01/26 (c)	285,999
125,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 119 (RB) 3.20%, 04/01/25 (c)	120,120
20,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 122 (RB) 3.65%, 04/01/26 (c)	19,849
360,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 123B (RB) 3.45%, 10/01/26 (c)	349,510

See Notes to Financial Statements

35

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Pennsylvania: (continued)
$20,000	Pennsylvania State University (RB) 5.00%, 09/01/26 (c)	$22,877
	Pennsylvania Turnpike Commission (RB)
300,000	5.00%, 06/01/25 (c)	332,370
175,000	5.00%, 12/01/25 (c)	193,760
550,000	5.00%, 12/01/25 (c)	607,497
750,000	5.00%, 06/01/26 (c)	813,397
15,000	5.00%, 12/01/26 (c)	16,274
110,000	5.00%, 12/01/26 (c)	126,360
310,000	5.00%, 12/01/26 (c)	350,861
1,000,000	5.00%, 06/01/27 (c)	1,096,340
175,000	5.00%, 12/01/27 (c)	196,859
100,000	5.00%, 12/01/27 (c)	113,747
1,000,000	5.00%, 12/01/27	1,134,100
	Pennsylvania Turnpike Commission, Second Series B (RB)
1,060,000	3.00%, 06/01/26 (c)	936,128
720,000	3.00%, 06/01/26 (c)	645,365
1,470,000	4.00%, 06/01/26 (c)	1,468,354
	Pennsylvania Turnpike Commission, Series A (RB)
370,000	5.00%, 12/01/24 (c)	403,322
750,000	5.00%, 12/01/26 (c)	843,735
510,000	Pennsylvania Turnpike Commission, Series B (RB) (AGM) 5.00%, 06/01/27 (c)	558,741
2,460,000	Pennsylvania Turnpike Commission, Series B-2 (RB) 5.00%, 06/01/27 (c)	2,735,249
430,000	Pennsylvania Turnpike Commission, Series C (RB) 5.00%, 12/01/24 (c)	472,450
	Philadelphia Authority for Industrial Development (RB)
10,000	5.00%, 04/01/25 (c)	11,116
930,000	5.00%, 04/01/25 (c)	1,027,483
	Philadelphia Gas Works Co., Fourteenth Series (RB)
1,000,000	5.00%, 10/01/25	1,126,680
1,000,000	5.00%, 10/01/26 (c)	1,100,700
1,030,000	5.00%, 10/01/26 (c)	1,137,460
1,015,000	5.00%, 10/01/26 (c)	1,124,600
1,000,000	Philadelphia School District, Series F (GO) (SAW) 5.00%, 09/01/25	1,114,810
	School District of Philadelphia (GO) (SAW)
485,000	5.00%, 09/01/26 (c)	528,534
400,000	5.00%, 09/01/28 (c)	438,360
450,000	5.00%, 09/01/28 (c)	496,651
250,000	5.00%, 09/01/28 (c)	277,003
845,000	Southeastern Pennsylvania Transportation Authority (RB) 5.00%, 06/01/27 (c)	964,441
	State Public School Building Authority (RB) (AGM) (SAW)
260,000	5.00%, 12/01/26 (c)	283,036
1,000,000	5.00%, 12/01/26 (c)	1,113,690
Principal
Amount		Value

Pennsylvania: (continued)
$965,000	Westmoreland County Municipal Authority (RB) 5.00%, 08/15/25 (c)	$1,080,771
		67,817,357
Rhode Island: 0.3%
125,000	Rhode Island Commerce Corp., Department of Transportation, Series B (RB) 5.00%, 06/15/26	143,194
	Rhode Island Commerce Corp., Series B (RB)
285,000	5.00%, 06/15/25	324,113
380,000	5.00%, 06/15/26 (c)	428,651
230,000	5.00%, 06/15/26 (c)	262,126
	Rhode Island Health and Educational Building Corp., Series A (RB)
1,000,000	4.00%, 05/15/26 (c)	1,048,400
385,000	5.00%, 05/15/25 (c)	432,089
110,000	5.00%, 05/15/26 (c)	124,581
250,000	State of Rhode Island (GO) 5.00%, 08/01/27 (c)	285,725
	State of Rhode Island, Series D (GO)
1,500,000	5.00%, 08/01/24 (c)	1,681,620
250,000	5.00%, 08/01/24 (c)	281,118
		5,011,617
South Carolina: 0.7%
	Berkeley County, South Carolina School District, Series A (GO)
355,000	3.00%, 03/01/24 (c)	357,957
150,000	3.00%, 03/01/24 (c)	152,441
	Charleston Educational Excellence Finance Corp. (RB)
150,000	5.00%, 12/01/24 (c)	165,944
25,000	5.00%, 12/01/24 (c)	27,996
895,000	5.00%, 12/01/24	1,015,610
100,000	Dorchester County School District No. 2, Series A (GO) 4.00%, 03/01/24 (c)	105,545
	Greenwood Fifty Schools Facilities, Inc., Greenwood School District No. 50 (RB)
100,000	3.00%, 06/01/26 (c)	92,910
135,000	3.13%, 06/01/26 (c)	125,952
175,000	3.25%, 06/01/26 (c)	164,990
250,000	5.00%, 06/01/26 (c)	283,670
480,000	Kershaw County Public School District (RB) 3.38%, 12/01/25 (c)	465,912
	Lancaster County School District (GO)
325,000	3.25%, 03/01/27 (c)	309,439
1,000,000	4.00%, 03/01/27 (c)	1,086,260
100,000	Lexington County Health Services District Inc. (RB) (AGM) 5.00%, 11/01/27 (c)	110,274
	South Carolina Public Service Authority, Series A (RB)
895,000	5.00%, 12/01/24	990,649
235,000	5.00%, 06/01/25 (c)	258,451
200,000	5.00%, 06/01/26 (c)	219,400
1,145,000	5.00%, 06/01/26 (c)	1,235,512

See Notes to Financial Statements

36

Principal
Amount		Value

South Carolina: (continued)
	South Carolina Public Service Authority, Series C (RB)
$1,560,000	5.00%, 12/01/24 (c)	$1,669,481
100,000	5.00%, 12/01/24	110,687
390,000	5.00%, 12/01/24 (c)	429,179
110,000	5.00%, 12/01/24 (c)	119,027
1,000,000	South Carolina State, Clemson University, Series A (GO) (SAW) 4.00%, 10/01/27 (c)	1,060,800
	South Carolina Transportation Infrastructure Bank (RB)
615,000	2.25%, 10/01/25 (c)	491,656
25,000	5.00%, 10/01/24	28,269
	York County, South Carolina Fort Mill School District No. 4, Series B (GO)
500,000	3.00%, 03/01/27 (c)	454,075
325,000	3.00%, 03/01/27 (c)	299,767
		11,831,853
South Dakota: 0.0%
235,000	South Dakota Health and Educational Facilities Authority (RB) 5.00%, 09/01/27 (c)	264,417
Tennessee: 1.0%
725,000	City of Chattanooga, Electric System, Series A (RB) 5.00%, 09/01/25	836,171
	City of Memphis, Series A (GO)
10,000	5.00%, 11/01/23 (c)	11,218
275,000	5.00%, 04/01/25	314,977
	Knox County Health Educational and Housing Facility Board (RB)
700,000	5.00%, 04/01/27 (c)	753,193
490,000	5.00%, 04/01/27 (c)	530,523
1,000,000	Memphis-Shelby County Industrial Development Board (RB) 5.00%, 11/01/26 (c)	1,126,870
	Metropolitan Government of Nashville and Davidson County (GO)
915,000	2.50%, 07/01/26 (c)	835,111
545,000	4.00%, 07/01/26 (c)	569,127
1,330,000	4.00%, 07/01/26 (c)	1,378,851
1,205,000	4.00%, 07/01/27 (c)	1,245,090
1,340,000	4.00%, 07/01/27 (c)	1,446,838
335,000	4.00%, 07/01/27	365,187
915,000	4.75%, 07/01/26	1,043,365
400,000	5.00%, 07/01/25 (c)	456,536
100,000	5.00%, 01/01/26	115,450
25,000	5.00%, 07/01/26 (c)	28,327
235,000	5.00%, 07/01/26 (c)	267,301
600,000	Metropolitan Government of Nashville and Davidson County, Vanderbilt University Center, Series A (RB) 5.00%, 07/01/26 (c)	662,988
200,000	Shelby County Health Educational and Housing Facilities Board (RB) 5.00%, 05/01/27 (c)	227,396
1,000,000	State of Tennessee, Series A (GO) 5.00%, 08/01/26 (c)	1,159,020
Principal
Amount		Value

Tennessee: (continued)
$15,000	State of Tennessee, Series B (GO) 5.00%, 09/01/24 (c)	$17,101
500,000	Tennessee Housing Development Agency (RB) 3.50%, 07/01/27 (c)	487,085
	Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series A (RB)
150,000	5.00%, 11/01/27 (c)	172,736
395,000	5.00%, 11/01/27 (c)	451,532
250,000	5.00%, 11/01/27	294,782
750,000	5.00%, 11/01/27 (c)	873,945
	Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series B (RB)
20,000	5.00%, 11/01/25 (c)	22,998
30,000	5.00%, 11/01/25	34,662
		15,728,380
Texas: 9.8%
240,000	Alamo Community College District (GO) 5.00%, 08/15/26	279,067
	Aldine Independent School District, Series A (GO)
1,000,000	4.00%, 02/15/27 (c)	1,040,040
675,000	4.00%, 02/15/27 (c)	699,556
130,000	5.00%, 02/15/25 (c)	146,935
700,000	5.00%, 02/15/27 (c)	804,223
1,000,000	5.00%, 02/15/27 (c)	1,155,250
135,000	Allen Independent School District (GO) 5.00%, 02/15/26	155,407
500,000	Alvin Independent School District, Series A (GO) 5.00%, 02/15/26 (c)	564,640
	Arlington Independent School District (GO)
425,000	5.00%, 02/15/23 (c)	469,553
10,000	5.00%, 02/15/25	11,383
	Austin Convention Enterprises, Inc., Series A (RB)
145,000	5.00%, 01/01/27 (c)	160,947
665,000	5.00%, 01/01/27 (c)	738,476
345,000	5.00%, 01/01/27 (c)	385,351
	Austin Convention Enterprises, Inc., Series B (RB)
500,000	5.00%, 01/01/27 (c)	534,145
500,000	5.00%, 01/01/27 (c)	539,200
500,000	Austin Independent School District (GO) 4.00%, 08/01/26 (c)	516,130
500,000	Austin Independent School District, Series B (GO) 5.00%, 08/01/26 (c)	572,365
100,000	Austin Independent School District, Series C (GO) 5.00%, 08/01/26 (c)	113,434

See Notes to Financial Statements

37

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Texas: (continued)
$1,100,000	Bexar County Hospital District (GO) 5.00%, 02/15/25	$1,248,049
	Birdville Independent School District, Series B (GO)
250,000	5.00%, 02/15/25 (c)	281,183
100,000	5.00%, 02/15/25	114,206
535,000	Board of Regents of Texas A&M University System, Series A (RB) 5.50%, 07/01/25 (c)	631,862
1,175,000	Board of Regents of Texas A&M University System, Series C (RB) 5.00%, 05/15/25	1,350,345
250,000	Board of Regents of the University of North Texas, Series A (RB) 5.00%, 04/15/27	290,323
	Board of Regents of the University of Texas System, Series A (RB)
930,000	5.00%, 03/15/25 (c)	1,051,467
525,000	5.00%, 07/01/25 (c)	589,659
	Board of Regents of the University of Texas System, Series B (RB)
100,000	5.00%, 08/15/24 (c)	112,240
125,000	5.00%, 07/01/26 (c)	143,938
180,000	Board of Regents of the University of Texas System, Series D (RB) 5.00%, 08/15/25	207,072
520,000	Board of Regents of the University of Texas System, Series E (RB) 5.00%, 08/15/27	608,535
	Board of Regents of the University of Texas System, Series J (RB)
120,000	5.00%, 08/15/25	138,048
25,000	5.00%, 08/15/26 (c)	28,842
270,000	Board of Regents of University of Texas System, Series E (RB) 5.00%, 08/15/26	313,540
	Central Texas Regional Mobility Authority, Senior Lien (RB)
250,000	5.00%, 01/01/26 (c)	276,068
625,000	5.00%, 01/01/26 (c)	692,687
60,000	5.00%, 01/01/26 (c)	67,558
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
100,000	5.00%, 07/01/25 (c)	109,215
400,000	5.00%, 07/01/25 (c)	441,872
30,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24 (c)	32,288
150,000	City of Arlington, Texas Senior Lien Special Tax (AGM) (ST) 5.00%, 02/15/25 (c)	168,251
15,000	City of Austin (GO) 5.00%, 09/01/25 (c)	17,209
35,000	City of Austin, Electric Utility, Series A (RB) 5.00%, 11/15/25	40,272
	City of Austin, Water and Wastewater System (RB)
650,000	5.00%, 05/15/24 (c)	725,328
Principal
Amount		Value

Texas: (continued)
$1,025,000	5.00%, 05/15/24 (c)	$1,145,468
1,030,000	5.00%, 05/15/24 (c)	1,152,735
1,125,000	5.00%, 11/15/26 (c)	1,268,325
190,000	5.00%, 11/15/26 (c)	214,926
	City of Dallas (GO)
500,000	5.00%, 02/15/24 (c)	549,810
1,175,000	5.00%, 02/15/24 (c)	1,301,759
1,180,000	5.00%, 02/15/24 (c)	1,312,821
420,000	5.00%, 02/15/25 (c)	464,482
840,000	5.00%, 02/15/25 (c)	937,600
	City of Dallas, Waterworks and Sewer System, Series A (RB)
15,000	5.00%, 10/01/24	17,023
1,000,000	5.00%, 10/01/25 (c)	1,134,030
1,125,000	5.00%, 10/01/25 (c)	1,279,564
1,350,000	5.00%, 10/01/26 (c)	1,529,766
1,140,000	5.00%, 10/01/26 (c)	1,296,089
1,100,000	City of Denton (RB) 5.00%, 12/01/26 (c)	1,238,303
100,000	City of El Paso (GO) 4.00%, 08/15/26 (c)	102,486
	City of El Paso, Water and Sewer Revenue (RB)
445,000	5.00%, 03/01/24 (c)	497,123
35,000	5.00%, 03/01/24 (c)	39,211
1,130,000	City of Fort Worth, Series A (GO) 5.00%, 03/01/25 (c)	1,270,470
130,000	City of Fort Worth, Water and Sewer System (RB) 5.00%, 02/15/24 (c)	143,957
	City of Houston, Combined Utility System, First Lien, Series B (RB)
160,000	5.00%, 11/15/24	181,322
1,010,000	5.00%, 11/15/24 (c)	1,138,583
180,000	5.00%, 11/15/26 (c)	204,984
540,000	5.00%, 11/15/26	625,795
250,000	5.00%, 11/15/27	292,117
	City of Houston, Combined Utility System, First Lien, Series C (RB)
780,000	5.00%, 05/15/24 (c)	870,823
250,000	5.00%, 05/15/24 (c)	281,298
	City of Houston, Combined Utility System, First Lien, Series D (RB)
35,000	5.00%, 11/15/24 (c)	39,643
225,000	5.00%, 11/15/24	255,254
	City of Houston, Series A (GO)
650,000	5.00%, 03/01/24 (c)	716,605
1,000,000	5.00%, 03/01/24 (c)	1,105,070
535,000	5.00%, 03/01/26 (c)	595,241
180,000	5.00%, 03/01/26 (c)	201,764
515,000	5.00%, 03/01/26 (c)	579,061
500,000	5.00%, 03/01/27 (c)	563,000
500,000	5.00%, 03/01/27 (c)	565,725
25,000	City of Lubbock (GO)
	5.00%, 02/15/25 (c)	28,180
1,070,000	City of San Antonio (GO) 5.00%, 02/01/24 (c)	1,198,507

See Notes to Financial Statements

38

Principal
Amount		Value

Texas: (continued)
	City of San Antonio, Electric and Gas Revenue (RB)
$500,000	4.00%, 08/01/26 (c)	$514,420
100,000	5.00%, 02/01/26 (c)	111,968
30,000	5.00%, 02/01/26	34,663
1,030,000	5.00%, 08/01/26 (c)	1,185,242
1,000,000	5.00%, 08/01/27 (c)	1,131,450
1,030,000	City of San Antonio, General Improvement (GO) 5.00%, 02/01/24 (c)	1,156,391
510,000	City of San Antonio, Water System Revenue, Series A (RB) 5.00%, 05/15/26 (c)	571,037
	Collin County Community College District (GO)
500,000	3.25%, 08/15/27 (c)	463,450
1,200,000	4.00%, 08/15/27 (c)	1,262,628
1,000,000	5.00%, 08/15/27 (c)	1,160,120
	Conroe Independent School District (GO)
105,000	5.00%, 02/15/25	119,654
35,000	5.00%, 02/15/25 (c)	39,130
665,000	5.00%, 02/15/27 (c)	763,486
	County of Bexar (GO)
500,000	4.00%, 06/15/25 (c)	523,675
1,000,000	5.00%, 06/15/26 (c)	1,121,540
250,000	County of Dallas (GO) 5.00%, 08/15/26 (c)	287,850
590,000	County of Denton (GO) 4.00%, 07/15/25 (c)	619,341
	County of Fort Bend, Series B (GO)
500,000	4.00%, 03/01/26 (c)	523,270
20,000	5.00%, 03/01/26 (c)	22,812
	County of Harris (RB)
225,000	5.00%, 08/15/25	258,237
600,000	5.00%, 08/15/25 (c)	677,088
	County of Harris, Toll Road, Senior Lien, Series A (RB)
1,320,000	5.00%, 08/15/26 (c)	1,482,545
1,335,000	5.00%, 08/15/26 (c)	1,494,506
125,000	5.00%, 08/15/26 (c)	140,668
190,000	5.00%, 08/15/26 (c)	215,217
1,240,000	5.00%, 08/15/26 (c)	1,398,162
30,000	County of Harris, Toll Road, Senior Lien, Series B (RB) 5.00%, 08/15/24	33,999
	County of Harris, Unlimited Tax Road, Series A (GO)
1,115,000	5.00%, 10/01/25 (c)	1,266,696
1,020,000	5.00%, 10/01/25 (c)	1,153,294
25,000	5.00%, 10/01/25	28,825
365,000	5.00%, 10/01/25 (c)	417,367
190,000	County of Travis (GO) 5.00%, 03/01/25	216,572
	Cypress-Fairbanks Independent School District (GO)
360,000	3.00%, 02/15/26 (c)	351,544
1,175,000	5.00%, 02/15/25 (c)	1,318,679
125,000	5.00%, 02/15/26 (c)	142,036
Principal
Amount		Value

Texas: (continued)
$700,000	Cypress-Fairbanks Independent School District, Series C (GO) 5.00%, 02/15/24 (c)	$780,983
	Dallas Area Rapid Transit, Senior Lien, Series A (RB)
175,000	5.00%, 12/01/24 (c)	198,478
165,000	5.00%, 12/01/25 (c)	187,031
1,050,000	5.00%, 12/01/25 (c)	1,187,329
545,000	5.00%, 12/01/25 (c)	625,284
120,000	5.00%, 12/01/25 (c)	136,517
	Dallas County Utility and Reclamation District (GO)
315,000	5.00%, 02/15/25	355,065
650,000	5.00%, 02/15/26	739,960
325,000	5.00%, 02/15/28	375,615
	Dallas Independent School District, Series A (GO)
1,030,000	5.00%, 08/15/24 (c)	1,166,691
10,000	5.00%, 08/15/24 (c)	11,379
375,000	5.00%, 02/15/25	428,036
1,170,000	Denton Independent School District (GO) 5.00%, 02/15/25 (c)	1,331,109
	Eagle Mountain and Saginaw Independent School District (GO)
335,000	4.00%, 02/15/26 (c)	348,082
10,000	5.00%, 02/15/26 (c)	11,237
115,000	El Paso Independent School District (GO) 5.00%, 08/15/24 (c)	128,228
315,000	Forney Independent School District (GO) 5.00%, 08/15/25 (c)	351,156
635,000	Fort Bend Independent School District (GO) 4.00%, 08/15/27 (c)	674,116
	Fort Worth Independent School District (GO)
35,000	5.00%, 02/15/25 (c)	39,473
110,000	5.00%, 02/15/25	125,283
500,000	5.00%, 02/15/26 (c)	569,550
750,000	5.00%, 02/15/26	863,370
	Frisco Independent School District (GO)
500,000	4.00%, 02/15/27 (c)	520,750
1,000,000	4.00%, 02/15/27 (c)	1,048,870
	Garland Independent School District (GO)
165,000	4.00%, 02/15/25 (c)	173,128
525,000	5.00%, 02/15/25	598,925
250,000	Grapevine-Colleyville Independent School District (GO) 5.00%, 08/15/25 (c)	279,993
300,000	Harris County Cultural Education Facilities Finance Corp. (RB) 5.00%, 11/15/27 (c)	341,322
	Harris County Flood Control District (GO)
500,000	5.00%, 10/01/24 (c)	564,500

See Notes to Financial Statements

39

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Texas: (continued)
$210,000	5.00%, 10/01/27 (c)	$238,760
250,000	5.00%, 10/01/27 (c)	289,270
	Harris County, Cultural Education Facilities Finance Corp., Baylor College of Medicine (RB)
730,000	3.00%, 05/15/26 (c)	639,254
385,000	3.00%, 05/15/26 (c)	340,147
285,000	5.00%, 05/15/26 (c)	324,424
140,000	Harris County, Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Series A (RB) 5.00%, 12/01/24 (c)	157,441
1,145,000	Harris County, Cultural Education Facilities Finance Corp., Series A (RB) 5.00%, 12/01/24 (c)	1,256,042
105,000	Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital (RB) 5.00%, 10/01/25 (c)	119,426
1,065,000	Harris County, Flood Control District Improvement, Series A (GO) 5.00%, 10/01/25 (c)	1,209,180
	Harris County, Flood Control District, Series A (GO)
510,000	5.00%, 10/01/24 (c)	573,408
580,000	5.00%, 10/01/24 (c)	653,463
275,000	5.00%, 10/01/25 (c)	312,969
1,230,000	5.00%, 10/01/25 (c)	1,405,644
100,000	Harris County, Hospital District Senior Lien (RB) 4.00%, 02/15/26 (c)	100,309
	Harris County, Houston Sports Authority, Senior Lien, Series A (RB)
965,000	5.00%, 11/15/24 (c)	1,064,096
100,000	5.00%, 11/15/24 (c)	109,923
440,000	5.00%, 11/15/24 (c)	490,565
445,000	5.00%, 11/15/24 (c)	492,246
	Hays Consolidated Independent School District (GO)
800,000	4.00%, 02/15/27 (c)	823,872
500,000	4.00%, 02/15/27 (c)	517,100
	Houston Independent School District (GO)
500,000	5.00%, 02/15/26	576,295
1,000,000	5.00%, 02/15/26 (c)	1,139,100
1,000,000	5.00%, 02/15/27 (c)	1,127,730
1,200,000	5.00%, 02/15/27	1,395,900
500,000	5.00%, 07/15/28 (c)	576,340
	Houston Independent School District, Limited Tax School House (GO)
1,325,000	5.00%, 02/15/25	1,509,917
750,000	5.00%, 02/15/27 (c)	859,290
	Houston Independent School District, Limited Tax School House, Series A (GO)
350,000	4.00%, 02/15/26 (c)	363,436
1,065,000	4.00%, 02/15/26 (c)	1,102,413
135,000	5.00%, 02/15/26 (c)	152,642
Principal
Amount		Value

Texas: (continued)
	Houston, Public Improvement, Series A (GO)
$750,000	5.00%, 03/01/24 (c)	$831,150
115,000	5.00%, 03/01/25	131,371
	Humble Independent School District (GO)
210,000	4.00%, 02/15/26 (c)	217,514
500,000	5.00%, 02/15/25	570,715
	Katy Independent School District, Fort Bend, Harris and Waller Counties, Series A (GO)
315,000	4.00%, 02/15/25 (c)	325,965
375,000	5.00%, 02/15/25	428,272
280,000	5.00%, 02/15/25 (c)	316,646
35,000	Katy Independent School District, Fort Bend, Harris and Waller Counties, Series D (GO) 5.00%, 02/15/25	39,972
10,000	Klein Independent School District, Series A (GO) 5.00%, 08/01/24	11,319
100,000	Lamar Consolidated Indecent School District, Unlimited Tax, Series A (GO) 5.00%, 02/15/25 (c)	113,088
	Lewisville Independent School District, Series B (GO)
500,000	5.00%, 08/15/25 (c)	569,525
30,000	5.00%, 08/15/25 (c)	34,291
165,000	5.00%, 08/15/25	188,932
	Lone Star College System (GO)
180,000	5.00%, 02/15/25	205,232
1,000,000	5.00%, 02/15/26 (c)	1,115,420
	Lower Colorado River Authority (RB)
105,000	5.00%, 05/15/25 (c)	118,508
225,000	5.38%, 05/15/23 (c)	249,518
500,000	5.50%, 05/15/23 (c)	560,295
270,000	Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB) 5.00%, 05/15/26 (c)	306,763
	Lower Colorado River Authority, Series B (RB)
370,000	5.00%, 05/15/25 (c)	411,299
380,000	5.00%, 05/15/25 (c)	425,516
250,000	Mansfield Independent School District (GO) 5.00%, 02/15/25 (c)	281,490
	Metropolitan Transit Authority of Harris County (RB)
130,000	5.00%, 11/01/25	148,859
75,000	5.00%, 11/01/26 (c)	86,285
500,000	Montgomery Independent School District (GO) 4.00%, 02/15/25 (c)	522,595
1,000,000	New Hope Cultural Education Facilities Finance Corp. Cardinal Bay, Inc., Series B (RB) 4.00%, 07/01/26 (c)	981,430

See Notes to Financial Statements

40

Principal
Amount		Value

Texas: (continued)
	New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB)
$250,000	4.00%, 08/15/27 (c)	$256,138
250,000	5.00%, 08/15/27 (c)	283,808
	North Harris County Regional Water Authority (RB)
20,000	5.00%, 12/15/25	22,905
140,000	5.00%, 12/15/26 (c)	158,210
40,000	5.00%, 12/15/26 (c)	45,726
200,000	5.00%, 12/15/26 (c)	229,872
	North Texas Municipal Water District, Water System Revenue (RB)
150,000	3.00%, 09/01/25 (c)	144,761
1,280,000	5.00%, 09/01/25 (c)	1,455,629
30,000	5.00%, 09/01/25 (c)	34,016
30,000	5.00%, 09/01/26 (c)	34,002
400,000	5.00%, 09/01/26 (c)	455,148
	North Texas Tollway Authority (RB)
25,000	5.00%, 01/01/25	28,305
855,000	5.00%, 01/01/26 (c)	956,865
425,000	5.00%, 01/01/26 (c)	475,341
565,000	5.00%, 01/01/26 (c)	629,625
	North Texas Tollway Authority, First Tier, Series A (RB)
1,250,000	5.00%, 01/01/26 (c)	1,382,012
295,000	5.00%, 01/01/26 (c)	330,949
510,000	5.00%, 01/01/26 (c)	570,409
640,000	5.00%, 01/01/26 (c)	721,498
450,000	5.00%, 01/01/26 (c)	504,837
1,305,000	North Texas Tollway Authority, Second Tier, Series A (RB) 5.00%, 01/01/25 (c)	1,430,058
870,000	North Texas Tollway Authority, Second Tier, Series B (RB) 5.00%, 01/01/24 (c)	950,023
1,000,000	Northside Independent School District (GO) 5.00%, 08/15/27 (c)	1,140,980
	Northwest Independent School District (GO)
15,000	5.00%, 02/15/25	17,056
25,000	5.00%, 02/15/25 (c)	28,027
1,000,000	Northwest Independent School District, Series A (GO) 5.00%, 02/15/25 (c)	1,130,270
	Permanent University Fund, Texas A&M University System (RB)
250,000	5.25%, 07/01/25 (c)	287,645
360,000	5.50%, 07/01/25	425,178
	Permanent University Fund, University of Texas System (RB)
75,000	5.00%, 07/01/24 (c)	84,674
30,000	5.00%, 07/01/25	34,438
100,000	Plano Independent School District (GO) 5.00%, 02/15/26 (c)	114,263
	San Antonio Water System, Junior Lien, Series A (RB)
400,000	5.00%, 05/15/26 (c)	451,008
Principal
Amount		Value

Texas: (continued)
$650,000	5.00%, 05/15/26 (c)	$736,157
500,000	5.00%, 05/15/28 (c)	569,930
	Socorro Independent School District (GO)
225,000	4.00%, 08/15/27 (c)	233,609
780,000	5.00%, 08/15/27 (c)	898,365
750,000	5.00%, 08/15/27 (c)	859,455
	Spring Independent School District (GO)
25,000	5.00%, 08/15/25 (c)	28,212
1,000,000	5.00%, 08/15/25 (c)	1,141,040
	State of Texas (GO)
30,000	5.00%, 04/01/24 (c)	33,905
20,000	5.00%, 04/01/24 (c)	22,441
30,000	5.00%, 10/01/24	34,134
20,000	5.00%, 04/01/26 (c)	22,513
500,000	5.00%, 04/01/26 (c)	566,730
15,000	5.00%, 10/01/26	17,466
150,000	5.00%, 10/01/27 (c)	170,294
760,000	State of Texas, Transportation Commission (GO) 5.00%, 04/01/24 (c)	853,586
	State of Texas, Transportation Commission, Series A (GO)
1,365,000	5.00%, 10/01/24 (c)	1,531,544
1,035,000	5.00%, 10/01/25 (c)	1,183,491
1,000,000	5.00%, 04/01/26 (c)	1,129,200
	State of Texas, Transportation Commission, Series B (GO)
1,340,000	5.00%, 10/01/27 (c)	1,521,289
1,250,000	5.00%, 10/01/27 (c)	1,424,300
	Tarrant County, Cultural Education Facilities Finance Corp. (RB)
315,000	5.00%, 02/15/26	359,040
80,000	5.00%, 05/15/26 (c)	89,858
	Tarrant Regional Water Control and Improvement District (RB)
20,000	5.00%, 03/01/25 (c)	22,635
135,000	5.00%, 03/01/25 (c)	152,365
1,120,000	5.00%, 03/01/25 (c)	1,271,032
1,145,000	5.00%, 03/01/25	1,307,281
1,065,000	5.00%, 03/01/25 (c)	1,211,938
	Texas A&M University, Series D (RB)
10,000	4.00%, 05/15/26 (c)	10,608
190,000	5.00%, 05/15/26	220,883
	Texas A&M University, Series E (RB)
25,000	5.00%, 05/15/25	28,731
100,000	5.00%, 05/15/27 (c)	115,369
495,000	Texas Public Finance Authority (GO) 5.00%, 10/01/26 (c)	572,953
	Texas State University System (RB)
150,000	5.00%, 03/15/25 (c)	170,436
10,000	5.00%, 03/15/26	11,499
1,000,000	5.00%, 03/15/27 (c)	1,152,620
245,000	Texas Transportation Commission State Highway Fund (RB) 5.00%, 10/01/25	281,985

See Notes to Financial Statements

41

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Texas: (continued)
$1,115,000	Texas Transportation Commission State Highway Fund, First Tier (RB) 5.00%, 10/01/26	$1,296,611
125,000	Texas Transportation Commission, Central Tax Turnpike System, Second Tier, Series C (RB) 5.00%, 08/15/24 (c)	135,555
	Texas Water Development Board (RB)
20,000	4.00%, 10/15/25 (c)	20,825
600,000	4.00%, 04/15/28 (c)	625,434
25,000	5.00%, 04/15/25	28,639
125,000	5.00%, 10/15/25 (c)	140,749
165,000	5.00%, 10/15/25 (c)	187,564
125,000	5.00%, 04/15/26	144,838
600,000	5.00%, 10/15/26 (c)	686,616
1,000,000	5.00%, 08/01/27 (c)	1,149,510
	Texas Water Development Board, Series A (RB)
1,060,000	5.00%, 10/15/25 (c)	1,204,955
250,000	5.00%, 10/15/27 (c)	288,573
200,000	5.00%, 10/15/27 (c)	230,012
	Texas Water Development Board, Series B (RB)
1,000,000	4.00%, 10/15/28 (c)	1,034,040
1,000,000	5.00%, 10/15/28 (c)	1,158,840
	Trinity River Authority, Regional Wastewater System (RB)
100,000	5.00%, 08/01/25	114,694
170,000	5.00%, 08/01/26	196,775
275,000	5.00%, 08/01/27 (c)	312,944
375,000	5.00%, 08/01/27 (c)	431,377
	University of North Texas, Series A (RB)
140,000	5.00%, 04/15/27 (c)	158,976
75,000	5.00%, 04/15/27 (c)	86,306
135,000	5.00%, 04/15/27 (c)	156,225
155,000	University of Texas, Series B (RB) 5.00%, 08/15/26	179,995
275,000	Via Metropolitan Transit (RB) 5.00%, 01/15/27 (c)	315,150
	Ysleta Independent School District (GO)
125,000	5.00%, 08/15/24 (c)	139,379
200,000	5.00%, 08/15/24 (c)	224,708
		155,806,533
Utah: 0.4%
605,000	Board of Education of Cache County School District (GO) (SBG) 4.00%, 06/15/24 (c)	633,822
395,000	Central Utah Water Conservancy District (RB) 4.00%, 10/01/27 (c)	410,922
1,140,000	State of Utah (GO) 5.00%, 01/01/27 (c)	1,336,388
1,000,000	University of Utah, Series B-1 (RB) 5.00%, 08/01/26	1,165,860
	Utah Transit Authority, Subordinated Sales Tax (RB)
1,230,000	0.00%, 06/15/26 (c) ^	688,210
Principal
Amount		Value

Utah: (continued)
$935,000	3.00%, 06/15/26 (c)	$919,722
600,000	4.00%, 06/15/26 (c)	627,252
	Utah Transit Authority, Subordinated Sales Tax, Series A (RB)
10,000	5.00%, 06/15/24	11,280
100,000	5.00%, 06/15/25 (c)	113,400
255,000	5.00%, 06/15/25 (c)	288,181
		6,195,037
Vermont: 0.1%
1,100,000	Vermont Educational and Health Buildings Financing Agency, Series A (RB) 5.00%, 06/01/26 (c)	1,222,144
Virginia: 2.2%
650,000	Arlington County, Series B (GO) 5.00%, 08/15/26 (c)	758,797
	City of Richmond, Public Utility Revenue, Series A (RB)
1,520,000	5.00%, 01/15/26 (c)	1,729,258
20,000	5.00%, 01/15/26	23,233
	Commonwealth of Virginia, Series B (GO) (SAW)
500,000	5.00%, 06/01/25 (c)	574,095
1,000,000	5.00%, 06/01/25 (c)	1,150,150
1,000,000	County of Arlington (GO) 5.00%, 08/15/27 (c)	1,166,020
	County of Fairfax (GO) (SAW)
15,000	5.00%, 10/01/24 (c)	17,058
15,000	5.00%, 04/01/25 (c)	17,308
1,000,000	5.00%, 10/01/25	1,160,560
750,000	5.00%, 04/01/28 (c)	878,925
25,000	County of Henrico, Water and Sewer Revenue (RB) 5.00%, 05/01/25	28,824
485,000	Fairfax County Economic Development Authority, Series A (RB) 5.00%, 10/01/24 (c)	546,149
	Fairfax County Industrial Development Authority (RB)
165,000	5.00%, 05/15/26	190,476
155,000	5.00%, 05/15/26 (c)	175,100
550,000	Fairfax County Water Authority (RB) 4.00%, 04/01/27 (c)	600,022
260,000	Hampton Roads Sanitation District, Series A (RB) 5.00%, 08/01/26 (c)	296,468
	Upper Occoquan Sewage Authority (RB)
200,000	5.00%, 07/01/25 (c)	228,662
830,000	5.00%, 07/01/25 (c)	950,582
1,200,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB) 3.00%, 02/01/27 (c)	1,103,712

See Notes to Financial Statements

42

Principal
Amount		Value

Virginia: (continued)
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB)
$100,000	5.00%, 02/01/26	$115,613
100,000	5.00%, 02/01/27	116,738
1,000,000	5.00%, 02/01/28 (c)	1,156,920
1,000,000	5.00%, 02/01/28 (c)	1,163,050
120,000	5.00%, 02/01/28 (c)	140,413
	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB)
750,000	3.00%, 09/01/27 (c)	667,867
1,025,000	5.00%, 09/01/26 (c)	1,186,437
1,000,000	5.00%, 09/01/26 (c)	1,151,420
	Virginia Commonwealth Transportation Board (RB)
250,000	4.00%, 05/15/24 (c)	259,943
15,000	5.00%, 05/15/24 (c)	16,903
1,000,000	5.00%, 05/15/24 (c)	1,128,490
1,000,000	5.00%, 05/15/26	1,162,540
510,000	5.00%, 09/15/26 (c)	591,860
20,000	5.00%, 09/15/26 (c)	22,951
	Virginia Commonwealth Transportation Board, Series A (RB)
500,000	4.00%, 11/15/27 (c)	519,220
1,440,000	5.00%, 11/15/27 (c)	1,661,530
	Virginia Public Building Authority (RB)
400,000	3.00%, 08/01/28 (c)	366,412
1,050,000	3.13%, 08/01/28 (c)	970,767
250,000	4.00%, 08/01/27 (c)	264,558
10,000	5.00%, 08/01/24	11,347
25,000	5.00%, 08/01/25	28,774
485,000	5.00%, 08/01/26	564,700
15,000	5.00%, 08/01/26	17,465
	Virginia Public Building Authority, Series A (RB)
125,000	3.00%, 08/01/24 (c)	123,523
475,000	3.00%, 08/01/24 (c)	472,995
695,000	3.00%, 08/01/26 (c)	639,615
1,195,000	5.00%, 08/01/25	1,375,385
100,000	5.00%, 08/01/25	115,095
700,000	5.00%, 08/01/28 (c)	813,036
400,000	Virginia Public Building Authority, Series C (RB) 4.00%, 08/01/24 (c)	430,588
	Virginia Public School Authority (RB) (SAW)
750,000	5.00%, 08/01/26 (c)	868,125
30,000	5.00%, 08/01/26 (c)	34,544
30,000	5.00%, 08/01/26	35,067
575,000	5.00%, 08/01/26 (c)	669,053
1,900,000	Virginia Public School Authority, Series A (RB) (SAW) 5.00%, 08/01/25 (c)	2,172,878
1,000,000	Virginia Public School Authority, Series B (RB) (SAW) 4.00%, 08/01/24 (c)	1,077,030
Principal
Amount		Value

Virginia: (continued)
$1,040,000	Virginia Resources Authority, Series C (RB) 4.00%, 11/01/26 (c)	$1,084,117
750,000	Virginia Small Business Financing Authority, Hampton University (RB) 5.25%, 10/01/24 (c)	841,665
		35,634,033
Washington: 4.0%
600,000	Auburn School District No. 408 of King and Pierce Counties (GO) (SBG) 4.00%, 06/01/26 (c)	620,616
	Central Puget Sound Regional Transit Authority, Series S-1 (RB)
15,000	5.00%, 11/01/24	17,112
590,000	5.00%, 11/01/25 (c)	669,556
795,000	5.00%, 11/01/25 (c)	899,503
15,000	5.00%, 11/01/25	17,352
110,000	5.00%, 11/01/25 (c)	125,206
	City of Seattle, Drainage and Wastewater System (RB)
525,000	4.00%, 04/01/26 (c)	544,430
500,000	4.00%, 07/01/27 (c)	517,770
750,000	City of Seattle, Municipal Light and Power Revenue (RB) 4.00%, 01/01/28 (c)	774,397
125,000	City of Seattle, Series A (GO) 5.00%, 06/01/25	143,933
	City of Seattle, Water System Revenue (RB)
1,000,000	5.00%, 05/01/25 (c)	1,133,040
100,000	5.00%, 05/01/25	114,842
20,000	5.00%, 08/01/26	23,271
500,000	5.00%, 02/01/27 (c)	573,345
15,000	City of Spokane, Water and Wastewater Revenue (RB) 5.00%, 12/01/24 (c)	17,039
25,000	Clark County Public Utility District No. 1 (RB) 5.00%, 01/01/25	28,350
	Energy Northwest, Colombia Generating Station Electric, Series A (RB)
900,000	5.00%, 07/01/24 (c)	1,001,511
735,000	5.00%, 07/01/27 (c)	850,645
1,330,000	5.00%, 07/01/27 (c)	1,506,611
	Energy Northwest, Colombia Generating Station Electric, Series C (RB)
715,000	5.00%, 07/01/25 (c)	805,362
1,000,000	5.00%, 07/01/28 (c)	1,145,880
	Energy Northwest, Project 1 Electric, Series A (RB)
405,000	5.00%, 07/01/22 (c)	440,968
1,760,000	5.00%, 07/01/25	2,023,824
185,000	5.00%, 07/01/25 (c)	211,028
225,000	5.00%, 07/01/27 (c)	262,087
	Energy Northwest, Project 1 Electric, Series C (RB)
1,110,000	5.00%, 07/01/24 (c)	1,246,930
120,000	5.00%, 07/01/24 (c)	135,073

See Notes to Financial Statements

43

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Washington: (continued)
	Energy Northwest, Project 3 Electric, Series A (RB)
$105,000	5.00%, 07/01/25	$120,740
130,000	5.00%, 07/01/25 (c)	148,886
1,125,000	5.00%, 07/01/26	1,307,239
130,000	5.00%, 07/01/26 (c)	150,181
520,000	Grant and Douglas Counties School District No. 144-101 Quincy (GO) (SBG) 4.00%, 06/01/26 (c)	546,364
1,000,000	King County School District No. 210 (GO) (SBG) 4.00%, 12/01/27 (c)	1,044,130
900,000	King County School District No. 401 (GO) (SBG) 5.00%, 12/01/26 (c)	1,025,523
1,220,000	King County School District No. 401 (GO) (SBG) 3.13%, 12/01/26 (c)	1,142,554
	King County School District No. 405 (GO) (SBG)
30,000	5.00%, 12/01/24	34,260
500,000	5.00%, 12/01/26 (c)	575,145
360,000	5.00%, 12/01/26	420,311
580,000	King County School District No. 411 (GO) (SBG) 4.00%, 06/01/26 (c)	609,406
	King County School District No. 414 (GO) (SBG)
20,000	5.00%, 12/01/24	22,816
1,075,000	5.00%, 06/01/27 (c)	1,226,951
840,000	King County, Washington Limited Tax (GO) 4.00%, 07/01/27 (c)	889,165
1,155,000	King County, Washington Limited Tax, Series A (GO) 5.00%, 01/01/25 (c)	1,306,975
	King County, Washington Limited Tax, Series E (GO)
460,000	4.00%, 12/01/25 (c)	477,816
500,000	5.00%, 12/01/25 (c)	575,740
	King County, Washington Sewer Revenue, Series B (RB)
445,000	5.00%, 07/01/24 (c)	501,146
15,000	5.00%, 07/01/24	17,028
	Kitsap County School District No. 401 (GO) (SBG)
250,000	4.00%, 06/01/26 (c)	259,435
15,000	4.00%, 06/01/26 (c)	15,968
900,000	Klickitat County Public Utility District No. 1 (RB) 5.00%, 06/01/25 (c)	1,002,195
	Pierce County School District No. 10 (GO) (SBG)
550,000	5.00%, 12/01/24 (c)	612,650
25,000	5.00%, 12/01/25 (c)	28,287
175,000	Pierce County School District No. 416 (GO) (SBG) 4.00%, 06/01/26 (c)	182,676
Principal
Amount		Value

Washington: (continued)
	Port of Seattle, Intermediate Lien (RB)
$15,000	5.00%, 02/01/25	$17,007
130,000	5.00%, 02/01/26 (c)	147,360
30,000	5.00%, 02/01/26 (c)	33,756
395,000	Port of Seattle, Series B (RB) 5.00%, 09/01/24 (c)	442,562
500,000	Port of Tacoma, Series A (GO) 5.00%, 12/01/26 (c)	572,430
500,000	Puyallup School District No. 3 (GO) (SBG) 5.00%, 06/01/27 (c)	565,850
1,000,000	Snohomish County School District No. 201 (GO) (SBG) 5.00%, 12/01/25 (c)	1,146,620
125,000	State of Washington, Motor Vehicle Fuel Tax, Series C (GO) 5.00%, 01/01/26 (c)	139,721
	State of Washington, Motor Vehicle Fuel Tax, Series E (GO)
125,000	5.00%, 02/01/24 (c)	138,264
25,000	5.00%, 02/01/24 (c)	27,950
520,000	5.00%, 02/01/24 (c)	582,993
1,105,000	State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) 5.00%, 08/01/26 (c)	1,250,186
	State of Washington, Motor Vehicle Fuel Tax, Series R-B (GO)
415,000	5.00%, 07/01/24 (c)	466,896
135,000	5.00%, 08/01/26 (c)	153,436
1,000,000	State of Washington, Motor Vehicle Fuel Tax, Series R-C (GO) 5.00%, 01/01/26 (c)	1,113,700
1,000,000	State of Washington, Motor Vehicle Fuel Tax, Series R-D (GO) 5.00%, 01/01/25 (c)	1,117,120
10,000	State of Washington, Motor Vehicle Fuel Tax, Series R-F (GO) 5.00%, 01/01/25 (c)	11,328
1,130,000	State of Washington, Motor Vehicle Fuel Tax, Series R-H (GO) 5.00%, 01/01/25 (c)	1,262,346
	State of Washington, Series A (GO)
115,000	5.00%, 08/01/26 (c)	128,680
955,000	5.00%, 08/01/26 (c)	1,071,386
150,000	State of Washington, Series B (GO) 5.00%, 01/01/26 (c)	169,205
	State of Washington, Series C (GO)
175,000	5.00%, 02/01/25 (c)	198,205
1,260,000	5.00%, 02/01/25 (c)	1,391,191
500,000	5.00%, 02/01/26 (c)	568,865
100,000	5.00%, 08/01/27	117,214
1,000,000	5.00%, 08/01/27 (c)	1,137,980
170,000	5.00%, 02/01/28 (c)	196,824
	State of Washington, Series D (GO)
150,000	5.00%, 08/01/25	172,542
100,000	5.00%, 02/01/27	116,578
1,000,000	5.00%, 08/01/27 (c)	1,142,080

See Notes to Financial Statements

44

Principal
Amount		Value

Washington: (continued)
	State of Washington, Various Purpose, Series A (GO)
$1,000,000	5.00%, 08/01/26 (c)	$1,143,990
245,000	5.00%, 08/01/26 (c)	278,457
1,215,000	5.00%, 08/01/26 (c)	1,374,639
200,000	5.00%, 08/01/26 (c)	227,312
500,000	5.00%, 08/01/27 (c)	568,990
500,000	5.00%, 08/01/27 (c)	565,320
1,010,000	State of Washington, Various Purpose, Series A-1 (GO) 5.00%, 08/01/25 (c)	1,131,856
	State of Washington, Various Purpose, Series C (GO)
10,000	5.00%, 02/01/25	11,425
20,000	5.00%, 02/01/26 (c)	22,867
	State of Washington, Various Purpose, Series D (GO)
500,000	5.00%, 02/01/24 (c)	553,055
880,000	5.00%, 02/01/24 (c)	986,603
	State of Washington, Various Purpose, Series R-A (GO)
1,190,000	4.00%, 07/01/24 (c)	1,273,943
25,000	5.00%, 08/01/26 (c)	28,047
	State of Washington, Various Purpose, Series R-B (GO)
20,000	5.00%, 01/01/26 (c)	22,355
1,060,000	5.00%, 01/01/26 (c)	1,189,903
105,000	5.00%, 01/01/26 (c)	119,750
115,000	5.00%, 08/01/26 (c)	132,247
	State of Washington, Various Purpose, Series R-C (GO)
360,000	5.00%, 01/01/25 (c)	405,191
1,165,000	5.00%, 01/01/25 (c)	1,316,170
	State of Washington, Various Purpose, Series R-E (GO)
250,000	5.00%, 01/01/25 (c)	277,048
630,000	5.00%, 01/01/25 (c)	701,524
550,000	5.00%, 01/01/25 (c)	616,720
220,000	Tacoma School District No. 10 (GO) (SBG) 5.00%, 12/01/25 (c)	249,676
940,000	Tobacco Settlement Authority (RB) 5.25%, 06/01/21 (c)	992,602
	Washington Health Care Facilities Authority (RB)
225,000	5.00%, 10/01/28 (c)	255,278
250,000	5.00%, 10/01/28 (c)	287,048
195,000	Washington Health Care Facilities Authority, Providence St. Joseph Health, Series B (RB) (ACA) 5.00%, 10/01/25	222,054
	Washington State University (RB)
405,000	5.00%, 04/01/25 (c)	451,680
325,000	5.00%, 04/01/25 (c)	360,659
430,000	5.00%, 04/01/25 (c)	481,690
785,000	5.00%, 04/01/25 (c)	877,418
		62,819,060
Principal
Amount		Value

West Virginia: 0.2%
$150,000	West Virginia Commissioner of Highways (RB) 5.00%, 09/01/27 (c)	$172,113
	West Virginia Hospital Finance Authority, Series A (RB)
930,000	3.00%, 06/01/26 (c)	817,600
560,000	5.00%, 06/01/25	629,619
210,000	5.00%, 06/01/26 (c)	234,064
1,045,000	5.00%, 06/01/26	1,182,721
		3,036,117
Wisconsin: 1.0%
100,000	City of Milwaukee, Series N4 (GO) 5.00%, 04/01/27	116,388
560,000	Public Finance Authority, Renown Regional Medical Center Project, Series A (RB) 5.00%, 06/01/25 (c)	613,805
	State of Wisconsin (GO)
10,000	5.00%, 05/01/23 (c)	11,048
30,000	5.00%, 11/01/24 (c)	33,868
210,000	5.00%, 05/01/25 (c)	236,210
15,000	5.00%, 05/01/25 (c)	17,101
535,000	5.00%, 05/01/25	614,752
20,000	5.00%, 05/01/26 (c)	22,653
10,000	5.00%, 05/01/26 (c)	11,284
395,000	5.00%, 05/01/27 (c)	462,588
250,000	5.00%, 05/01/27 (c)	289,288
500,000	5.00%, 05/01/27 (c)	570,890
500,000	5.00%, 05/01/27 (c)	585,555
1,275,000	5.00%, 05/01/27 (c)	1,461,928
460,000	State of Wisconsin, Series 1 (GO) 5.00%, 05/01/27 (c)	527,441
	State of Wisconsin, Series 2 (GO)
510,000	5.00%, 05/01/26 (c)	591,381
150,000	5.00%, 05/01/26 (c)	172,178
315,000	5.00%, 11/01/26	367,785
	State of Wisconsin, Series 3 (GO)
145,000	5.00%, 11/01/22 (c)	158,362
385,000	5.00%, 11/01/22 (c)	422,164
	State of Wisconsin, Series 4 (GO)
1,575,000	5.00%, 11/01/24 (c)	1,782,711
700,000	5.00%, 11/01/24 (c)	796,901
250,000	State of Wisconsin, Series A (GO) 5.00%, 05/01/25 (c)	281,203
500,000	State of Wisconsin, Series C (GO) 4.00%, 05/01/24 (c)	525,165
	Wisconsin Department of Transportation, Series 1 (RB)
15,000	5.00%, 07/01/25 (c)	17,229
500,000	5.00%, 07/01/26	580,620
	Wisconsin Department of Transportation, Series A (RB)
1,090,000	5.00%, 07/01/24 (c)	1,218,380
510,000	5.00%, 07/01/24 (c)	573,485
	Wisconsin Health and Educational Facilities Authority (RB)
500,000	4.00%, 08/15/27 (c)	513,790
100,000	5.00%, 05/15/26 (c)	112,395

See Notes to Financial Statements

45

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Wisconsin: (continued)
	Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
$1,000,000	4.00%, 05/15/26 (c)	$1,021,540
450,000	5.00%, 11/01/24 (c)	494,397
280,000	5.00%, 05/15/26 (c)	318,326
35,000	5.00%, 05/15/26 (c)	39,589
855,000	Wisconsin Health and Educational Facilities Authority, Series B (RB) 3.15%, 09/01/25 (c)	824,579
		16,386,979
Total Municipal Bonds (Cost: $1,614,800,433)		1,566,974,158
Number
of Shares		Value

MONEY MARKET FUND: 0.1% (Cost: $1,951,209)
1,951,209	Dreyfus Government Cash Management Fund – Institutional Shares	$1,951,209
Total Investments: 98.8% (Cost: $1,616,751,642)		1,568,925,367
Other assets less liabilities: 1.2%		19,133,145
NET ASSETS: 100.0%		$1,588,058,512

Definitions:
ACA	Credit Agricole SA
AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation
Footnotes:
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

Summary of Investments
By Sector	% of Investments	Value
Education	6.9%	$108,263,613
Health Care	5.6	87,928,348
Housing	0.8	11,862,361
Industrial Revenue	0.3	4,653,426
Leasing	6.9	108,066,641
Local	18.2	285,959,893
Power	5.1	80,468,044
Solid Waste/Resource Recovery	0.1	2,146,653
Special Tax	10.9	171,407,081
State	21.4	335,306,506
Tobacco	0.6	8,557,949
Transportation	13.1	205,062,309
Water & Sewer	10.0	157,291,334
Money Market Fund	0.1	1,951,209
	100.0%	$1,568,925,367

See Notes to Financial Statements

46

The summary of inputs used to value the Fund’s investments as of October 31, 2018 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Municipal Bonds*	$—	$1,566,974,158	$—	$1,566,974,158
Money Market Fund	1,951,209	—	—	1,951,209
Total	$1,951,209	$1,566,974,158	$—	$1,568,925,367

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2018.

See Notes to Financial Statements

47

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2018 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 99.1%
Alabama: 1.6%
$250,000	Alabama Federal Aid Highway Finance Authority (RB) 5.00%, 09/01/27 (c)	$281,702
235,000	Alabama Federal Aid Highway Finance Authority, Series A (RB) 4.00%, 09/01/27 (c)	240,795
260,000	Infirmary Health System, Inc., Series A (RB) 4.00%, 02/01/26 (c)	246,337
100,000	Jefferson County, Senior Lien, Series A (RB) (AGM) 5.50%, 10/01/23 (c)	108,978
85,000	Lower Alabama Gas District, Series A (RB) 5.00%, 09/01/46	95,492
210,000	Tuscaloosa City Board of Education (RB) 4.00%, 08/01/26 (c)	209,679
	UAB Medicine Finance Authority (RB)
110,000	4.00%, 09/01/26 (c)	109,856
280,000	4.00%, 03/01/27 (c)	271,132
220,000	5.00%, 09/01/26 (c)	240,687
	Water Works Board of the City of Birmingham, Series B (RB)
170,000	4.00%, 01/01/27 (c)	171,765
260,000	5.00%, 01/01/27 (c)	284,960
		2,261,383
Alaska: 0.2%
215,000	Municipality Of Anchorage, Senior Lien, Series A (RB) 4.00%, 12/01/24 (c)	211,908
Arizona: 1.3%
225,000	Arizona Health Facilities Authority, Series A (RB) 5.00%, 01/01/24 (c)	241,247
335,000	City of Phoenix Civic Improvement Corp., Series D (RB) 4.00%, 07/01/27 (c)	330,678
740,000	Maricopa County Industrial Development Authority, Banner Health, Series A (RB) 4.00%, 01/01/27 (c)	743,559
250,000	Maricopa County Industrial Development Authority, Series A (RB) 5.00%, 01/01/27 (c)	273,815
220,000	Salt River Project Agricultural Improvement and Power District, Series A (RB) 5.00%, 06/01/25 (c)	242,638
		1,831,937
California: 17.5%
300,000	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series E (RB) 5.00%, 05/01/28 (c)	332,259
Principal Amount		Value

California: (continued)
$435,000	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB) (AGM) 4.00%, 10/01/26 (c)	$439,698
230,000	Anaheim City School District/CA (GO) 3.00%, 08/01/26 (c)	184,396
150,000	Anaheim Public Financing Authority (RB) 5.00%, 05/01/24 (c)	164,702
345,000	Antelope Valley Community College District (GO) 5.00%, 02/01/25 (c)	382,574
390,000	Bay Area Toll Authority, Series F-1 (RB) 5.00%, 04/01/24 (c)	416,629
220,000	Bay Area Toll Authority, Series S-6 (RB) 5.00%, 10/01/24 (c)	236,027
380,000	Beverly Hills Unified School District (GO) 0.00%, 08/01/26 (c) ^	160,938
250,000	California Community College Financing Authority, Orange Coast College Project (RB) 5.25%, 05/01/28 (c)	267,552
160,000	California Educational Facilities Authority, Series U-6 (RB) 5.00%, 05/01/45	196,483
	California Health Facilities Financing Authority, Series A (RB)
470,000	4.00%, 03/01/26 (c)	465,460
500,000	4.00%, 11/15/27 (c)	496,595
310,000	5.00%, 10/01/24 (c)	337,922
250,000	5.00%, 11/15/25 (c)	272,555
	California Health Facilities Financing Authority, Series B (RB)
300,000	4.00%, 11/15/26 (c)	302,874
125,000	4.00%, 11/15/26 (c)	123,883
350,000	5.00%, 11/15/26 (c)	391,958
325,000	California Infrastructure and Economic Development Bank, Series A (RB) 4.00%, 11/01/23 (c)	327,197
160,000	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 4.00%, 07/01/27 (c)	152,381
350,000	California Public Finance Authority, Henry Mayo Newhall Hospital (RB) 5.00%, 10/15/26 (c)	370,454
250,000	California State Public Works Board, Department of Correction and Rehabilitation, Series H (RB) 3.50%, 12/01/25 (c)	245,573
	California State University, Series A (RB)
305,000	3.13%, 05/01/26 (c)	276,827
250,000	4.00%, 05/01/26 (c)	252,910
	California Statewide Communities Development Authority (RB)
200,000	4.00%, 08/01/23 (c)	196,760
120,000	4.00%, 07/01/24 (c)	120,479
155,000	California Statewide Communities Development Authority, Huntington Memorial Hospital, Series B (RB) 5.00%, 07/01/24 (c)	165,940

See Notes to Financial Statements

48

Principal Amount		Value

California: (continued)
	California Statewide Communities Development Authority, John Muir Health, Series A (RB)
$150,000	4.00%, 08/15/26 (c)	$145,719
20,000	4.00%, 08/15/26 (c)	19,969
125,000	California Statewide Communities Development Authority, Los Angeles Jewish Home For The Aging, Series A (RB) 5.00%, 08/01/22 (c)	136,590
405,000	Centinela Valley Union High School District, Series B (GO) (AGM) 4.00%, 08/01/26 (c)	407,398
275,000	Cerritos Community College District, Series A (GO) 5.00%, 08/01/24 (c)	304,131
155,000	City of Los Angeles, Department of Airports, Series B (RB) 5.00%, 05/15/25 (c)	170,472
340,000	City of Los Angeles, Wastewater System, Series A (RB) 4.00%, 06/01/25 (c)	342,931
195,000	Cupertino Union School District, Series C (GO) 4.00%, 08/01/26 (c)	199,165
290,000	East Bay Municipal Utility District, Water System, Series B (RB) 4.00%, 06/01/25 (c)	293,341
370,000	Eastern Municipal Water District, Wastewater Revenue, Series A (RB) 5.00%, 07/01/26 (c)	410,685
170,000	Elk Grove Unified School District (CP) 3.13%, 02/01/26 (c)	145,155
130,000	Glendale Community College District, Series A (GO) 4.00%, 08/01/27 (c)	131,334
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB)
475,000	5.00%, 06/01/25 (c)	511,622
125,000	5.00%, 06/01/25 (c)	135,474
185,000	Hayward Area Recreation and Park District, Series A (GO) 4.00%, 08/01/27 (c)	187,723
105,000	Imperial Irrigation District, Electric System, Series B-2 (RB) 5.00%, 11/01/26 (c)	116,367
165,000	Imperial Irrigation District, Electric System, Series C (RB) 5.00%, 05/01/26 (c)	184,892
185,000	Kaweah Delta Health Care District, Series B (RB) 5.00%, 06/01/25 (c)	196,594
215,000	Livermore Valley Joint Unified School District/CA (GO) 3.00%, 08/01/26 (c)	178,018
100,000	Los Angeles Community College District, Series J (GO) 4.00%, 08/01/27 (c)	102,823
Principal Amount		Value

California: (continued)
	Los Angeles Department of Water and Power, Series A (RB)
$335,000	5.00%, 07/01/24 (c)	$368,366
105,000	5.00%, 01/01/26 (c)	116,443
420,000	5.00%, 01/01/26 (c)	462,672
460,000	5.00%, 01/01/26 (c)	510,439
750,000	5.00%, 01/01/27 (c)	848,010
395,000	Los Angeles Department of Water and Power, Series C (RB) 5.00%, 07/01/27 (c)	442,068
220,000	Los Angeles International Airport, Series B (RB) 5.00%, 05/15/23 (c)	237,655
	Los Angeles Unified School District, Series A (GO)
200,000	4.00%, 07/01/25 (c)	202,680
335,000	5.00%, 07/01/25 (c)	372,828
200,000	Marin Healthcare District, Series A (GO) 4.00%, 08/01/25 (c)	203,306
330,000	Metropolitan Water District of Southern California, Series A (RB) 5.00%, 07/01/25 (c)	367,686
950,000	Miracosta Community College District (GO) 4.00%, 08/01/27 (c)	963,984
100,000	Montebello Unified School District, Series A (GO) 4.00%, 08/01/26 (c)	99,497
110,000	Oakland Unified School District, Series A (GO) 5.00%, 08/01/25 (c)	122,066
500,000	Oxnard School District (GO) 4.00%, 08/01/27 (c)	499,145
110,000	Peralta Community College District (GO) 4.00%, 08/01/25 (c)	111,489
125,000	Port of Los Angeles, Harbor Department, Series B (RB) 5.00%, 08/01/24 (c)	138,799
250,000	Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series B (RB) 4.00%, 10/01/25 (c)	253,922
250,000	Regents of the University of California, Series AR (RB) 4.00%, 05/15/26 (c)	256,545
370,000	Riverside County Public Financing Authority (RB) 4.13%, 11/01/25 (c)	376,190
250,000	San Diego Unified School District, Series G (GO) 4.00%, 07/01/25 (c)	252,322
	San Diego Unified School District, Series I (GO)
380,000	0.00%, 07/01/25 (c) ^	161,409
385,000	0.00%, 07/01/25 (c) ^	179,895
	San Diego Unified School District/CA (GO)
335,000	3.13%, 07/01/27 (c)	294,606
895,000	4.00%, 07/01/27 (c)	903,458

See Notes to Financial Statements

49

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

California: (continued)
$500,000	San Francisco Bay Area Rapid Transit District (GO) 4.00%, 08/01/27 (c)	$519,060
150,000	San Francisco Municipal Transportation Agency (RB) 4.00%, 03/01/27 (c)	151,478
280,000	State of California, Series CK (GO) 3.75%, 12/01/24 (c)	280,750
	State of California, Various Purpose (GO)
800,000	4.50%, 12/01/23 (c)	839,584
825,000	5.00%, 11/01/23 (c)	900,644
400,000	5.00%, 10/01/24 (c)	440,312
590,000	5.00%, 09/01/26 (c)	655,248
240,000	Victor Valley Community College District (GO) 4.00%, 08/01/26 (c)	241,740
		24,375,725
Colorado: 2.1%
220,000	Adams and Weld Counties, School District No. 27J (GO) (SAW) 5.00%, 12/01/25 (c)	246,534
350,000	City and County of Denver, Board of Water Commissioners, Series B (RB) 4.00%, 09/15/27 (c)	354,690
285,000	City and County of Denver, Colorado Certificates of Participation, Series A (CP) 4.00%, 06/01/26 (c)	283,524
240,000	City of Aurora, Water Revenue, First Lien (RB) 2.00%, 08/01/19 (c)	208,291
120,000	City of Colorado Springs, Utilities System, Series A (RB) 4.00%, 11/15/25 (c)	119,375
280,000	Colorado Health Facilities Authority, Children Hospital, Series A (RB) 5.00%, 06/01/26 (c)	302,708
225,000	Colorado Health Facilities Authority, Vail Valley Center Project (RB) 4.00%, 01/15/26 (c)	215,807
	Colorado High Performance Transportation Enterprise (RB)
250,000	5.00%, 12/31/24 (c)	263,385
250,000	5.00%, 12/31/24 (c)	263,945
145,000	Park Creek Metropolitan District (RB) 5.00%, 12/01/25 (c)	156,925
110,000	Regional Transportation District, Series A (CP) 5.00%, 06/01/23 (c)	118,323
350,000	University of Colorado (RB) 4.00%, 06/01/28 (c)	355,848
		2,889,355
Connecticut: 0.9%
300,000	Connecticut Housing Finance Authority (RB) 4.00%, 05/15/27 (c)	293,271
	Connecticut Housing Finance Authority, Series A-1 (RB)
100,000	3.50%, 05/15/25 (c)	93,375
200,000	3.88%, 11/15/26 (c)	201,442
Principal Amount		Value

Connecticut: 0.9%
$15,000	Connecticut Housing Finance Authority, Series C-1 (RB) 3.50%, 11/15/24 (c)	$15,270
220,000	Metropolitan District, Clean Water Project, Series A (RB) 5.00%, 11/01/24 (c)	238,084
230,000	State of Connecticut Health and Educational Facilities Authority, Quinnipiac University, Series L (RB) 4.13%, 07/01/25 (c)	230,189
215,000	State of Connecticut, State Revolving Fund, Series A (RB) 5.00%, 05/01/27 (c)	241,722
		1,313,353
Delaware: 0.1%
150,000	County of New Castle (GO) 4.00%, 04/01/27 (c)	151,170
District of Columbia: 1.7%
145,000	District of Columbia (RB) 5.00%, 04/01/27 (c)	159,841
250,000	District of Columbia, Children’s Hospital Obligated Group (RB) 5.00%, 01/15/26 (c)	267,272
	District of Columbia, Series A (GO)
460,000	4.00%, 06/01/27 (c)	471,077
250,000	5.00%, 06/01/27 (c)	280,140
350,000	District of Columbia, Series D (GO)
	5.00%, 12/01/26 (c)	391,104
	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series A (RB)
230,000	3.25%, 04/01/26 (c)	207,750
100,000	5.00%, 04/01/26 (c)	110,267
475,000	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series A (RB) 5.00%, 04/01/22 (c)	495,857
		2,383,308
Florida: 3.7%
250,000	City of Jacksonville, Series A (RB) 5.25%, 10/01/27 (c)	277,782
170,000	City of Port St. Lucie, Southwest Annexation Special Assessment District No. 1 (SA) 3.00%, 07/01/26 (c)	141,219
255,000	City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project, Series A (RB) 4.00%, 12/01/25 (c)	233,639
345,000	City of Tampa, Baycare Health System, Series A (RB) 4.00%, 05/15/26 (c)	337,027
805,000	County of Miami-Dade (RB) 4.00%, 10/01/26 (c)	806,602
	County of Miami-Dade, Water and Sewer System (RB)
750,000	4.00%, 10/01/27 (c)	756,142
210,000	4.00%, 10/01/27 (c)	206,107

See Notes to Financial Statements

50

Principal Amount		Value

Florida: (continued)
$140,000	County of Miami-Dade, Water and Sewer System, Series B (RB) 3.13%, 10/01/27 (c)	$120,070
125,000	Greater Orlando Aviation Authority (RB) 5.00%, 10/01/26 (c)	136,865
110,000	Halifax Hospital Medical Center (RB) 5.00%, 06/01/26 (c)	117,203
140,000	JEA Electric System, Series Three A (RB) 3.75%, 04/01/20 (c)	128,614
160,000	Miami Beach Redevelopment Agency, Historic Convention Village, Series B (AGM) (TA) 5.00%, 02/01/24 (c)	175,667
135,000	Miami Beach Redevelopment Agency, Series A (AGM) (TA) 5.00%, 02/01/24 (c)	148,495
	Miami-Dade County Educational Facilities Authority, Series A (RB)
195,000	4.00%, 04/01/25 (c)	195,213
465,000	5.00%, 04/01/25 (c)	500,870
265,000	Orange County Health Facilities Authority (RB) 4.00%, 10/01/26 (c)	253,202
355,000	Palm Beach County, Public Improvement (RB) 5.00%, 12/01/25 (c)	396,620
260,000	State of Florida, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series A (GO) 3.25%, 07/01/27 (c)	238,776
		5,170,113
Georgia: 1.3%
260,000	Burke County Development Authority (RB) 4.13%, 02/01/28 (c)	241,017
150,000	County of Paulding, Water and Sewerage Revenue (RB) 3.00%, 12/01/26 (c)	117,645
90,000	Dahlonega Downtown Development Authority (RB) 3.13%, 07/01/23 (c)	79,135
470,000	Georgia Higher Education Facilities Authority, USG Real Estate Foundation I, LLC Project (RB) 4.13%, 06/15/25 (c)	477,196
150,000	Georgia Housing and Finance Authority (RB) 3.55%, 12/01/26 (c)	136,589
150,000	Georgia Housing and Finance Authority, Subseries A-1 (RB) 3.20%, 12/01/25 (c)	139,797
	Georgia Housing and Finance Authority, Subseries B-1 (RB)
115,000	3.35%, 12/01/25 (c)	103,640
125,000	3.35%, 12/01/25 (c)	113,531
165,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series A (RB) 5.00%, 07/01/25 (c)	167,605
Principal Amount		Value

Georgia: (continued)
$150,000	Private Colleges and Universities Authority, Emory University, Series B (RB) 3.00%, 10/01/24 (c)	$125,103
100,000	State of Georgia, Series A (GO) 3.00%, 02/01/27 (c)	89,088
		1,790,346
Hawaii: 0.2%
130,000	City and County of Honolulu, Series A (GO) 5.00%, 10/01/25 (c)	144,492
100,000	State of Hawaii, Series FB (GO) 3.00%, 04/01/26 (c)	88,643
		233,135
Idaho: 0.2%
190,000	Idaho Health Facilities Authority, Series A (RB) 5.00%, 03/01/24 (c)	202,884
Illinois: 4.7%
100,000	Chicago Board of Education (ST) 6.00%, 04/01/27 (c)	114,281
250,000	Chicago Midway International Airport, Series B (RB) 5.00%, 01/01/26 (c)	264,627
	Chicago O’Hare International Airport (RB)
250,000	5.00%, 01/01/27 (c)	267,972
150,000	5.00%, 01/01/27 (c)	160,784
	Chicago O’Hare International Airport, Series C (RB)
165,000	5.00%, 01/01/26 (c)	177,951
150,000	5.00%, 01/01/27 (c)	161,979
255,000	Chicago O’Hare International Airport, Series D (RB) 5.00%, 01/01/27 (c)	274,252
500,000	Chicago Transit Authority, Second Lien (RB) (AGM) 5.00%, 12/01/26 (c)	524,705
40,000	City of Chicago, O’Hare International Airport, Senior Lien (RB) 5.75%, 01/01/23 (c)	44,489
510,000	City of Chicago, O’Hare International Airport, Senior Lien, Series D (RB) 5.00%, 01/01/25 (c)	546,802
350,000	City of Chicago, Series A (GO) 6.00%, 01/01/27 (c)	389,049
	City of Chicago, Water Revenue, Second Lien (RB)
405,000	5.00%, 11/01/24 (c)	426,846
250,000	5.00%, 11/01/27 (c)	266,207
	County of Cook (RB)
150,000	4.00%, 11/15/27 (c)	149,010
160,000	4.00%, 11/15/27 (c)	157,314
235,000	Illinois Finance Authority, DePaul University, Series A (RB) 3.00%, 10/01/26 (c)	192,613
720,000	Illinois Finance Authority, Mercy Health Corp. (RB) 5.00%, 06/01/26 (c)	761,350

See Notes to Financial Statements

51

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Illinois: (continued)
$300,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 4.13%, 11/15/25 (c)	$297,843
140,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/25 (c)	152,614
360,000	Illinois State Toll Highway Authority (RB) 5.00%, 01/01/26 (c)	388,494
750,000	State of Illinois, Series A (GO) 5.00%, 05/01/28 (c)	754,507
		6,473,689
Indiana: 0.8%
240,000	Indiana Finance Authority, Stadium Project, Series A (RB) 5.25%, 08/01/25 (c)	271,656
190,000	Indiana Municipal Power Agency, Series A (RB) 5.00%, 07/01/26 (c)	207,934
120,000	Richmond Hospital Authority, Reid Hospital Project, Series A (RB) 5.00%, 01/01/25 (c)	127,502
515,000	Trustees of Indiana University, Series A (RB) 4.00%, 06/01/25 (c)	522,133
		1,129,225
Iowa: 0.4%
	Iowa Higher Education Loan Authority (RB)
300,000	5.00%, 12/01/26 (c)	332,763
250,000	5.00%, 12/01/26 (c)	278,422
		611,185
Kansas: 0.9%
200,000	Johnson and Miami Counties Unified School District No. 230 Spring Hills (GO) 4.00%, 09/01/26 (c)	202,814
180,000	Johnson County, Series A (GO) 4.00%, 09/01/27 (c)	184,849
	Sedgwick County Unified School District No. 260 (GO)
150,000	4.00%, 10/01/26 (c)	150,806
300,000	5.00%, 10/01/26 (c)	327,612
200,000	Shawnee County Unified School District No. 501 (GO) 4.00%, 08/01/22 (c)	200,060
125,000	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB) 5.00%, 09/01/27 (c)	141,465
		1,207,606
Kentucky: 0.6%
250,000	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.75%, 07/01/23 (c)	268,432
Principal Amount		Value

Kentucky: (continued)
	Louisville and Jefferson County, Metropolitan Sewer District, Series A (RB)
$225,000	3.00%, 11/15/25 (c)	$183,087
355,000	3.25%, 11/15/26 (c)	296,595
140,000	University of Kentucky, Series A (RB) 3.25%, 04/01/25 (c)	123,246
		871,360
Louisiana: 1.7%
235,000	East Baton Rouge Sewerage Commission, Series B (RB) 4.00%, 02/01/25 (c)	236,281
140,000	Louisiana Local Government Environmental Facilities and Community Development Authority, East Baton Rouge Commission Project, Series A (RB) 5.00%, 02/01/24 (c)	151,515
230,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project, Series A (RB) 4.00%, 10/01/27 (c)	221,299
	Louisiana Public Facilities Authority (RB)
230,000	4.00%, 05/15/27 (c)	222,493
315,000	5.00%, 07/01/26 (c)	328,621
400,000	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project (RB) 4.25%, 05/15/25 (c)	401,128
240,000	New Orleans Aviation Board, North Terminal Project, Series A (RB) 5.00%, 01/01/27 (c)	259,339
500,000	State of Louisiana, Gasoline and Fuels Tax Revenue, Series A (RB) 4.50%, 05/01/25 (c)	518,235
		2,338,911
Maine: 0.2%
250,000	Maine Municipal Bond Bank, Series C (RB) 5.00%, 11/01/27 (c)	282,435
Maryland: 1.7%
190,000	City of Baltimore, Water Projects, Series A (RB) 5.00%, 01/01/25 (c)	206,549
250,000	County of Baltimore (GO) 4.00%, 03/01/28 (c)	252,515
115,000	Maryland Health and Higher Educational Facilities Authority (RB) 4.00%, 07/01/24 (c)	115,053
390,000	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center Issue, Series A (RB) 4.00%, 07/01/26 (c)	364,463

See Notes to Financial Statements

52

Principal Amount		Value

Maryland: (continued)
	Maryland Health and Higher Educational Facilities Authority, Series A (RB)
$260,000	4.00%, 05/15/27 (c)	$253,510
220,000	5.00%, 07/01/26 (c)	235,435
150,000	Maryland Health and Higher Educational Facilities Authority, Series D (RB) 4.00%, 01/01/28 (c)	144,686
100,000	Prince George’s County (CP) 3.25%, 10/01/27 (c)	85,225
270,000	Trinity Health Credit Group, Maryland Health and Higher Educational Facility, Series MD (RB) 4.00%, 06/01/27 (c)	268,188
390,000	Washington Suburban Sanitary Commission (GO) 4.00%, 06/01/24 (c)	393,097
		2,318,721
Massachusetts: 5.3%
175,000	Boston Water and Sewer Commission, Series A (RB) 3.63%, 11/01/24 (c)	163,111
160,000	Boston Water and Sewer Commission, Series B (RB) 3.00%, 11/01/23 (c)	129,302
575,000	Commonwealth of Massachusetts (GO) 5.00%, 04/01/27 (c)	633,851
675,000	Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB) 5.00%, 06/01/28 (c)	750,404
	Commonwealth of Massachusetts, Series A (GO)
190,000	4.50%, 12/01/21 (c)	197,017
430,000	5.00%, 03/01/24 (c)	467,199
	Commonwealth of Massachusetts, Series E (GO)
120,000	3.00%, 04/01/25 (c)	99,044
275,000	3.25%, 09/01/25 (c)	240,449
440,000	4.00%, 04/01/25 (c)	434,927
375,000	4.00%, 09/01/25 (c)	372,701
295,000	4.00%, 09/01/25 (c)	294,549
245,000	Commonwealth of Massachusetts, Series G (GO) 3.00%, 09/01/26 (c)	199,697
500,000	Commonwealth of Massachusetts, Series J (GO) 4.00%, 12/01/26 (c)	495,185
100,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/27 (c)	110,336
250,000	Massachusetts Development Finance Agency (RB) 4.00%, 10/01/27 (c)	249,260
250,000	Massachusetts Development Finance Agency, Boston Medical Center, Series E (RB) 4.00%, 07/01/26 (c)	238,503
Principal Amount		Value

Massachusetts: (continued)
$200,000	Massachusetts Development Finance Agency, Boston Student Housing Project (RB) 5.00%, 10/01/26 (c)	$207,398
	Massachusetts Development Finance Agency, Dana-Farber Cancer Institute, Series N (RB)
200,000	5.00%, 12/01/26 (c)	214,544
290,000	5.00%, 12/01/26 (c)	318,240
300,000	Massachusetts Development Finance Agency, Lahey Health System Obligated Group Issue, Series F (RB) 5.00%, 08/15/25 (c)	317,475
250,000	Massachusetts Development Finance Agency, Suffolk University (RB) 4.00%, 07/01/27 (c)	236,508
565,000	Massachusetts School Building Authority, Series C (RB) 5.00%, 08/15/25 (c)	626,206
290,000	Massachusetts Water Resources Authority, Series C (RB) 4.00%, 08/01/26 (c)	296,980
150,000	Massachusetts Water Resources Authority, Series D (RB) 3.00%, 08/01/26 (c)	124,434
		7,417,320
Michigan: 1.9%
250,000	Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C (RB) 5.00%, 07/01/26 (c)	272,025
390,000	Great Lakes Water Authority, Water Supply System, Second Lien, Series B (RB) 5.00%, 07/01/26 (c)	417,897
220,000	Great Lakes Water Authority, Water Supply System, Senior Lien, Series A (RB) 5.00%, 07/01/26 (c)	240,304
150,000	Michigan Finance Authority (RB) 4.00%, 06/01/27 (c)	145,076
	Michigan Finance Authority, Henry Ford Health System (RB)
345,000	4.00%, 11/15/26 (c)	327,688
110,000	4.00%, 11/15/26 (c)	107,918
225,000	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB) 5.00%, 07/01/24 (c)	236,291
560,000	Michigan Finance Authority, Trinity Health Credit Group, Series MI (RB) 4.00%, 06/01/25 (c)	558,454
100,000	Michigan State Housing Development Authority, Series A (RB) 3.70%, 12/01/25 (c)	96,789
190,000	Wayne County Airport Authority (RB) 5.00%, 12/01/27 (c)	207,060
		2,609,502

See Notes to Financial Statements

53

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Minnesota: 0.2%
$300,000	State of Minnesota, Series A (RB) 5.00%, 06/01/23 (c)	$326,298
Mississippi: 0.3%
340,000	State of Mississippi (GO) 4.00%, 10/01/27 (c)	343,040
Missouri: 1.0%
130,000	Health and Educational Facilities Authority of the State of Missouri, Series A (RB) 5.00%, 10/01/25 (c)	143,306
235,000	Health and Educational Facilities Authority of the State of Missouri, Series C (RB) 4.00%, 11/15/27 (c)	235,705
250,000	Health and Educational Facilities Authority of the State of Missouri, Series F (RB) 4.00%, 11/15/24 (c)	244,335
315,000	Health and Educational Facilities Authority, Series C (RB) 4.00%, 07/01/26 (c) (p)	308,842
170,000	Metropolitan St. Louis Sewer District, Series B (RB) 5.00%, 05/01/23 (c)	186,002
315,000	Missouri Joint Municipal Electric Utility Commission, Series A (RB) 4.00%, 06/01/26 (c)	323,077
		1,441,267
Montana: 0.1%
165,000	Gallatin County High School District No. 7, Series A (GO) 4.00%, 06/01/27 (c)	171,438
Nebraska: 0.5%
505,000	Nebraska Public Power District, Series A-2 (RB) 5.00%, 01/01/22 (c)	535,093
210,000	Sarpy County Hospital Authority No. 1 (RB) 3.00%, 05/15/26 (c)	168,806
		703,899
Nevada: 0.4%
390,000	Carson City, Tahoe Regional Healthcare Project (RB) 5.00%, 09/01/27 (c)	413,685
135,000	Las Vegas Convention and Visitors Authority, Series C (RB) 4.00%, 07/01/26 (c)	131,464
		545,149
New Hampshire: 0.3%
265,000	New Hampshire Municipal Bond Bank, Series B (RB) 4.00%, 08/15/27 (c)	266,942
200,000	New Hampshire Municipal Bond Bank, Series D (RB) 4.00%, 08/15/26 (c)	202,664
		469,606
Principal Amount		Value

New Jersey: 2.1%
	Atlantic County Improvement Authority, Series A (RB) (AGM)
$140,000	3.25%, 07/01/26 (c)	$122,258
165,000	4.00%, 07/01/26 (c)	163,899
320,000	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB) 5.00%, 04/01/28 (c)	333,155
	New Jersey Health Care Facilities Financing Authority, Series A (RB)
150,000	4.00%, 07/01/27 (c)	152,858
130,000	5.00%, 07/01/24 (c)	138,694
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
485,000	4.75%, 06/15/25 (c)	496,310
100,000	5.00%, 06/15/24 (c)	103,004
210,000	New Jersey Turnpike Authority (RB) 4.00%, 01/01/28 (c)	209,024
100,000	New Jersey Turnpike Authority, Series B (RB) 5.00%, 01/01/28 (c)	110,430
215,000	New Jersey Turnpike Authority, Series E (RB) 5.00%, 01/01/25 (c)	231,620
	Rutgers, State University of New Jersey, Series M (RB)
290,000	3.13%, 05/01/21 (c)	255,951
105,000	3.13%, 05/01/21 (c)	91,836
500,000	Tobacco Settlement Financing Corp., Series B (RB) 5.00%, 06/01/28 (c)	507,590
		2,916,629
New York: 16.4%
	Brooklyn Arena Local Development Corp., Series A (RB) (AGM)
110,000	3.00%, 01/15/27 (c)	92,602
125,000	3.00%, 01/15/27 (c)	111,830
	Build NYC Resource Corp., New York Law School Project (RB)
240,000	4.00%, 01/01/26 (c)	213,598
500,000	5.00%, 01/01/26 (c)	517,300
	City of New York, Series B-1 (GO)
200,000	5.00%, 10/01/27 (c)	222,796
100,000	5.00%, 10/01/27 (c)	112,049
125,000	County of Nassau, Series C (GO) 5.00%, 04/01/26 (c)	134,274
115,000	Dutchess County Local Development Corp. (RB) 5.00%, 07/01/25 (c)	125,383
255,000	Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB) 5.00%, 07/01/26 (c)	272,717
	Hudson Yards Infrastructure Corp., Series A (RB)
500,000	4.00%, 02/15/27 (c)	497,610
1,160,000	5.00%, 02/15/27 (c)	1,274,527

See Notes to Financial Statements

54

Principal Amount		Value

New York: (continued)
$335,000	Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Series A (RB) 4.00%, 11/01/27 (c)	$308,260
300,000	Long Island Power Authority (RB) 5.00%, 09/01/27 (c)	327,483
250,000	Metropolitan Transportation Authority (RB) 4.00%, 05/15/28 (c)	246,953
	Metropolitan Transportation Authority, Series A (RB)
300,000	5.00%, 05/15/25 (c)	320,838
250,000	5.25%, 11/15/26 (c)	285,300
285,000	Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 05/15/26 (c)	310,929
155,000	Metropolitan Transportation Authority, Series B (RB) 5.25%, 05/15/25 (c)	167,991
250,000	Metropolitan Transportation Authority, Series C-1 (RB) 5.25%, 11/15/26 (c)	273,447
250,000	Metropolitan Transportation Authority, Series D-1 (RB) 5.25%, 11/15/24 (c)	276,480
470,000	Metropolitan Transportation Authority, Series E (RB) 5.00%, 11/15/23 (c)	504,080
	MTA Hudson Rail Yards Trust, Series A (RB)
500,000	5.00%, 11/15/19 (c)	512,080
145,000	5.00%, 11/15/23 (c)	152,633
255,000	New York City Housing Development Corp., Series D (RB) 3.65%, 02/01/25 (c)	241,294
490,000	New York City Housing Development Corp., Sustainable Neighborhood Bonds, Series G-1 (RB) 3.75%, 11/01/25 (c)	452,780
215,000	New York City Municipal Water Finance Authority, Series A (RB) 3.00%, 06/15/26 (c)	190,103
375,000	New York City Municipal Water Finance Authority, Series BB-2 (RB) 5.00%, 06/15/25 (c)	408,195
170,000	New York City Municipal Water Finance Authority, Series CC-1 (RB) 4.00%, 12/15/26 (c)	171,049
550,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series AA (RB) 5.00%, 06/15/24 (c)	597,289
105,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series CC (RB) 4.00%, 06/15/24 (c)	104,655
Principal Amount		Value

New York: (continued)
$120,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series DD (RB) 5.00%, 06/15/24 (c)	$132,192
	New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB)
175,000	4.00%, 06/15/27 (c)	175,501
525,000	5.00%, 06/15/24 (c)	578,340
205,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series FF (RB) 5.00%, 06/15/25 (c)	224,543
235,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW) 4.00%, 01/15/26 (c)	233,303
	New York City Transitional Finance Authority, Future Tax Secured Revenue (RB)
315,000	4.00%, 05/01/26 (c)	314,049
400,000	4.00%, 08/01/27 (c)	398,764
	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series A-1 (RB)
445,000	5.00%, 11/01/23 (c)	486,234
250,000	5.00%, 08/01/25 (c)	275,030
500,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series A-3 (RB) 5.00%, 08/01/27 (c)	553,685
500,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series B-1 (RB) 5.00%, 08/01/24 (c)	544,965
250,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series E-1 (RB) 5.00%, 02/01/27 (c)	278,165
285,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series F-1 (RB) 5.00%, 05/01/27 (c)	313,768
	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series F-3 (RB)
175,000	3.00%, 02/01/26 (c)	150,339
365,000	3.00%, 02/01/26 (c)	316,579
	New York State Dormitory Authority (RB)
375,000	4.00%, 07/01/26 (c)	380,929
200,000	4.00%, 07/01/26 (c)	202,496
800,000	4.00%, 03/15/27 (c)	801,664
205,000	4.00%, 07/01/27 (c)	210,435
550,000	5.00%, 03/15/24 (c)	602,728
180,000	5.00%, 09/15/25 (c)	198,315
570,000	5.00%, 01/01/27 (c)	618,843
150,000	5.00%, 03/15/27 (c)	165,281
750,000	5.00%, 07/01/28 (c)	840,225
475,000	5.00%, 07/01/28 (c)	533,800

See Notes to Financial Statements

55

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

New York: (continued)
	New York State Dormitory Authority, Series A (RB)
$250,000	4.00%, 03/15/27 (c)	$250,875
230,000	5.00%, 03/15/23 (c)	249,582
155,000	5.00%, 03/15/24 (c)	169,699
195,000	New York State Housing Finance Agency (RB) 3.75%, 11/01/26 (c)	182,855
115,000	New York State Urban Development Corp., Series A (RB) 5.00%, 09/15/25 (c)	127,297
450,000	Port Authority of New York and New Jersey, Series 194 (RB) 5.00%, 10/15/25 (c)	493,366
190,000	State of New York Mortgage Agency, Series 203 (RB) 3.50%, 04/01/26 (c)	175,560
	Triborough Bridge and Tunnel Authority, Series A (RB)
280,000	5.00%, 05/15/24 (c)	308,216
420,000	5.00%, 05/15/26 (c)	463,163
130,000	Triborough Bridge and Tunnel Authority, Series B-3 (RB) 5.00%, 11/15/25 (c)	144,291
	Utility Debt Securitization Authority (RB)
740,000	5.00%, 12/15/23 (c)	801,686
160,000	5.00%, 12/15/25 (c)	177,771
310,000	Westchester County Local Development Corp., Medical Center (RB) 3.75%, 11/01/25 (c)	281,257
		22,782,316
North Carolina: 1.1%
140,000	Mecklenburg County, Series A (GO) 3.00%, 04/01/27 (c)	125,321
100,000	North Carolina Agricultural & Technical State University (RB) 5.00%, 10/01/25 (c)	110,495
265,000	North Carolina Capital Facilities Finance Agency (RB) 5.00%, 10/01/25 (c)	291,950
	North Carolina Housing Finance Agency (RB)
150,000	3.85%, 07/01/27 (c)	148,158
500,000	4.00%, 07/01/27 (c)	493,195
350,000	North Carolina Medical Care Commission, Duke University Health System, Series D (RB) 4.00%, 06/01/26 (c)	353,643
		1,522,762
Ohio: 2.6%
	American Municipal Power, Inc., Series A (RB)
190,000	4.00%, 02/15/26 (c)	184,794
220,000	5.00%, 02/15/26 (c)	235,640
240,000	City of Chillicothe, Hospital Facilities, Adena Health System Obligated Group Project (RB) 4.00%, 12/01/27 (c)	226,507
Principal Amount		Value

Ohio: (continued)
100,000	City of Cleveland, Airport System Revenue, Series B (RB) 5.00%, 07/01/28 (c)	$108,111
100,000	Clermont County Port Authority, West Clermont Local School District Project (RB) 4.25%, 12/01/25 (c)	99,275
375,000	Columbus City School District (GO) 5.00%, 12/01/26 (c)	414,285
150,000	County of Allen, Mercy Health, Series A (RB) 5.00%, 11/01/24 (c)	158,337
560,000	County of Franklin (RB) 5.00%, 06/01/27 (c)	601,580
150,000	Euclid City School District, Series A (GO) (SD CRED PROG) 4.00%, 01/15/26 (c)	144,387
250,000	Hamilton County, Life Enriching Communities Project (RB) 5.00%, 01/01/26 (c)	254,502
190,000	North Royalton City School District (GO) 5.00%, 06/01/25 (c)	207,083
775,000	Northeast Ohio Regional Sewer District (RB) 5.00%, 11/15/24 (c)	850,121
215,000	Ohio Housing Finance Agency, Series D (RB) 3.63%, 09/01/26 (c)	196,114
		3,680,736
Oklahoma: 0.5%
250,000	Edmond Public Works Authority (RB) 4.00%, 07/01/27 (c)	249,143
350,000	Oklahoma Turnpike Authority (RB) 4.00%, 01/01/26 (c)	346,479
100,000	University of Oklahoma, Series C (RB) 4.00%, 07/01/25 (c)	101,340
		696,962
Oregon: 1.0%
335,000	City of Portland, Sewer System Revenue, Series B (RB) 4.00%, 10/01/24 (c)	341,713
190,000	Lake Oswego School District No. 7J (GO) (SBG) 4.00%, 06/01/27 (c)	193,173
295,000	Multnomah County School District No. 1J, Series B (GO) (SBG) 3.25%, 06/15/27 (c)	261,193
240,000	Salem Hospital Facility Authority, Series A (RB) 4.00%, 05/15/26 (c)	233,047
275,000	State of Oregon, Series N (GO) 5.00%, 08/01/23 (c)	300,300
		1,329,426
Pennsylvania: 5.1%
200,000	Berks County Industrial Development Authority (RB) 5.00%, 11/01/27 (c)	210,506
180,000	Chester County Health and Education Facilities Authority, Series A (RB) 4.00%, 10/01/27 (c)	175,473

See Notes to Financial Statements

56

Principal Amount		Value

Pennsylvania: (continued)
$140,000	Delaware County Authority, Series A (RB) 3.75%, 04/01/27 (c)	$131,452
190,000	Delaware River Port Authority (RB) 5.00%, 01/01/24 (c)	206,340
350,000	Geisinger Authority, Health System, Series A-2 (RB) 4.00%, 02/15/27 (c)	346,622
	Montgomery County Higher Education and Health Authority (RB)
145,000	5.00%, 12/01/24 (c)	154,241
110,000	5.00%, 09/01/28 (c)	120,266
150,000	Montgomery County Industrial Development Authority (RB) 5.00%, 11/15/26 (c)	159,902
	Pennsylvania Economic Development Financing Authority (RB)
480,000	4.00%, 09/15/26 (c)	478,195
465,000	6.00%, 01/01/24 (c)	523,902
115,000	Pennsylvania Higher Educational Facilities Authority (RB) 4.00%, 08/15/25 (c)	114,059
	Pennsylvania Housing Finance Agency (RB)
195,000	3.20%, 10/01/25 (c)	170,902
250,000	3.65%, 04/01/27 (c)	232,950
250,000	3.90%, 10/01/26 (c)	247,353
635,000	4.00%, 10/01/26 (c)	619,684
	Pennsylvania Turnpike Commission (RB) (AGM)
125,000	4.00%, 12/01/26 (c)	124,501
250,000	4.00%, 12/01/27 (c)	245,923
115,000	5.00%, 12/01/24 (c)	123,329
150,000	5.00%, 12/01/27 (c)	162,630
155,000	5.00%, 12/01/27 (c)	167,929
	Pennsylvania Turnpike Commission, Series B (RB)
230,000	5.00%, 12/01/25 (c)	247,726
100,000	5.00%, 12/01/25 (c)	108,874
125,000	5.00%, 12/01/25 (c)	131,535
325,000	5.00%, 12/01/25 (c)	351,097
	Philadelphia Authority for Industrial Development (RB)
450,000	5.00%, 07/01/24 (c)	485,347
100,000	5.00%, 04/01/25 (c)	108,847
305,000	Philadelphia Gas Works Co., Fifteenth Series (RB) 5.00%, 08/01/27 (c)	328,006
170,000	Reading School District of Berks County (GO) (AGM) (SAW) 5.00%, 03/01/27 (c)	186,733
220,000	State College Area School District (GO) (SAW) 5.00%, 03/15/25 (c)	240,394
135,000	West View Municipal Authority Water Revenue (RB) 4.00%, 11/15/24 (c)	135,863
		7,040,581
Principal Amount		Value

Rhode Island: 0.2%
$310,000	Rhode Island Health and Educational Building Corp., Brown University Issue, Series A (RB) 4.00%, 09/01/27 (c)	$316,705
South Carolina: 1.7%
100,000	Brookland-Cayce School District No. 2, Lexington County (GO) 3.00%, 03/01/26 (c)	86,093
195,000	Greenville Health System, Series B (RB) 5.00%, 05/01/24 (c)	208,406
100,000	Lexington County School District No. 2 (GO) 3.00%, 03/01/26 (c)	86,728
	South Carolina Public Service Authority, Series A (RB)
125,000	4.00%, 06/01/25 (c)	118,265
205,000	5.00%, 06/01/25 (c)	212,546
125,000	5.50%, 06/01/24 (c)	132,559
	South Carolina Public Service Authority, Series C (RB)
120,000	4.00%, 12/01/24 (c)	113,534
200,000	5.00%, 12/01/24 (c)	208,174
	South Carolina Public Service Authority, Series E (RB)
390,000	5.00%, 12/01/23 (c)	403,588
185,000	5.25%, 12/01/25 (c)	195,971
600,000	5.50%, 12/01/23 (c)	633,366
		2,399,230
Tennessee: 1.2%
100,000	Chattanooga Health Educational and Housing Facility Board, Series A (RB) 5.25%, 01/01/23 (c)	105,255
	Chattanooga-Hamilton County, Tennessee Hospital Authority, Series A (RB)
250,000	5.00%, 10/01/24 (c)	262,370
100,000	5.00%, 10/01/24 (c)	104,467
230,000	County of Sullivan (GO) 4.00%, 05/01/26 (c)	230,000
125,000	Metropolitan Nashville Airport Authority, Series A (RB) 5.00%, 07/01/25 (c)	135,280
250,000	Sullivan County (GO) 3.75%, 05/01/26 (c)	231,408
585,000	Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series B (RB) 5.00%, 11/01/25 (c)	642,090
		1,710,870
Texas: 10.1%
190,000	Aldine Independent School District (GO) 3.13%, 02/15/25 (c)	168,540
55,000	Bexar County, Combined Venue Tax (RB) (AGM) 3.75%, 08/15/24 (c)	52,243
650,000	Board of Regents of the University of Texas System, Series E (RB) 4.00%, 08/15/27 (c)	650,923

See Notes to Financial Statements

57

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Texas: (continued)
$250,000	Central Texas Regional Mobility Authority, Senior Lien (RB) 5.00%, 01/01/26 (c)	$268,485
250,000	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB) 5.00%, 07/01/25 (c)	268,110
150,000	Central Texas Turnpike System, Series B (RB) 5.00%, 08/15/24 (c)	162,503
250,000	City of Austin, Airport System, Series A (RB) 5.00%, 11/15/26 (c)	272,410
110,000	City of Austin, Water and Wastewater System (RB) 5.00%, 05/15/24 (c)	120,732
190,000	City of Dallas (GO) (AGM) 3.25%, 02/15/27 (c)	170,920
200,000	City of Dallas, Waterworks and Sewer System, Series A (RB) 4.00%, 10/01/26 (c)	205,600
400,000	City of Denton (GO) 4.00%, 02/15/27 (c)	395,964
275,000	City of El Paso (GO) 4.00%, 08/15/26 (c)	274,568
440,000	City of Houston, Combined Utility System, First Lien, Series B (RB) 4.00%, 11/15/26 (c)	446,648
265,000	Cleburne Independent School District (GO) 5.00%, 02/15/26 (c)	290,355
	Collin County Community College District (GO)
150,000	3.50%, 08/15/22 (c)	137,810
300,000	3.50%, 08/15/24 (c)	278,172
220,000	County of Bexar (GO) 4.00%, 06/15/26 (c)	222,009
	Dallas Area Rapid Transit, Senior Lien, Series A (RB)
220,000	5.00%, 12/01/25 (c)	241,545
175,000	5.00%, 12/01/25 (c)	192,946
350,000	5.00%, 12/01/25 (c)	390,561
1,020,000	Frisco Independent School District (GO) 4.00%, 02/15/27 (c)	1,014,767
150,000	Harris County Toll Road Authority (RB) 4.00%, 02/15/28 (c)	152,205
340,000	Harris County, Senior Lien, Series A (RB) 5.00%, 08/15/26 (c)	373,748
215,000	Keller Independent School District (GO) 4.00%, 08/15/25 (c)	213,751
	Klein Independent School District (GO)
305,000	4.00%, 08/01/25 (c)	302,508
200,000	4.00%, 08/01/26 (c)	198,004
35,000	Leander Independent School District (GO) 0.00%, 08/15/24 (c) ^	12,665
1,460,000	Leander Independent School District, Series A (GO) 0.00%, 08/16/26 (c) ^	545,704
Principal Amount		Value

Texas: (continued)
$100,000	Leander Independent School District, Series D (GO) 0.00%, 08/15/24 (c) ^	$42,382
220,000	Lower Colorado River Authority (RB) 5.00%, 05/15/23 (c)	237,365
	New Hope Cultural Education Facilities Finance Corp. Cardinal Bay, Inc., Series A-1 (RB)
300,000	5.00%, 07/01/26 (c)	319,821
400,000	5.00%, 07/01/26 (c)	426,700
	North Texas Tollway Authority (RB)
290,000	4.00%, 01/01/26 (c)	292,146
150,000	4.00%, 01/01/27 (c)	152,822
345,000	5.00%, 01/01/23 (c)	369,153
160,000	Regents of the University of Texas, Series B (RB) 4.00%, 02/15/26 (c)	164,062
115,000	San Jacinto College District, Series B (GO) 3.38%, 02/15/26 (c)	103,639
450,000	State of Texas (GO) 5.00%, 10/01/24 (c)	496,120
325,000	State of Texas, Series D (GO) 4.00%, 05/15/25 (c)	323,940
	Tarrant County Cultural Education Facilities Finance Corp. (RB)
115,000	4.00%, 05/15/26 (c)	112,049
220,000	4.00%, 08/15/26 (c)	214,168
360,000	Tarrant County Cultural Education Facilities Finance Corp., Series A (RB) 2.25%, 02/15/20 (c)	336,820
	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
150,000	5.00%, 08/15/24 (c)	157,434
290,000	5.00%, 08/15/24 (c)	306,365
	Texas Water Development Board (RB)
400,000	4.00%, 10/15/26 (c)	411,532
180,000	4.00%, 04/15/28 (c)	184,415
300,000	4.00%, 04/15/28 (c)	295,398
265,000	5.00%, 10/15/25 (c)	291,744
340,000	5.00%, 04/15/28 (c)	379,579
150,000	University of Houston (RB) 4.00%, 02/15/26 (c)	151,506
215,000	University of Texas, Series B (RB) 2.50%, 08/15/21 (c)	203,530
		13,997,086
Utah: 0.5%
	Utah County, IHC Health Services, Inc., Series B (RB)
210,000	3.00%, 05/15/26 (c)	164,783
350,000	4.00%, 05/15/24 (c)	345,299
220,000	Utah Transit Authority, Series A (RB) 5.00%, 06/15/25 (c)	243,170
		753,252

See Notes to Financial Statements

58

Principal Amount		Value

Vermont: 0.2%
$220,000	Vermont Educational and Health Buildings Financing Agency, Series B (RB) 5.00%, 06/01/26 (c)	$239,204
Virginia: 0.6%
380,000	Chesapeake Bay Bridge and Tunnel District (RB) (AGM) 5.00%, 07/01/26 (c)	418,813
	Virginia Commonwealth Transportation Board (RB)
105,000	3.00%, 05/15/26 (c)	89,989
150,000	3.25%, 05/15/28 (c)	131,609
195,000	Virginia Small Business Financing Authority, Hampton University (RB) 4.00%, 10/01/24 (c)	188,489
		828,900
Washington: 2.4%
	Central Puget Sound Regional Transit Authority, Series S-1 (RB)
190,000	5.00%, 11/01/25 (c)	209,785
230,000	5.00%, 11/01/25 (c)	256,687
230,000	City of Seattle, Series C (RB) 4.00%, 09/01/27 (c)	233,586
290,000	King County Housing Authority (RB) 3.50%, 05/01/28 (c)	269,010
425,000	King County School District No. 401 (GO) (SBG) 4.00%, 12/01/26 (c)	436,216
340,000	State of Washington, Series A (GO) 5.00%, 08/01/26 (c)	375,544
200,000	State of Washington, Various Purpose, Series A (GO) 5.00%, 08/01/27 (c)	224,026
195,000	Tacoma School District No. 10 (GO) (SBG) 5.25%, 12/01/24 (c)	221,187
475,000	University of Washington, Series A (RB) 4.00%, 12/01/26 (c)	481,873
615,000	Washington Health Care Facilities Authority (RB) 5.00%, 08/15/25 (c)	661,795
		3,369,709
Principal Amount		Value

West Virginia: 0.2%
	West Virginia Hospital Finance Authority (RB)
$110,000	3.00%, 06/01/26 (c)	$93,580
160,000	3.25%, 06/01/26 (c)	137,203
		230,783
Wisconsin: 1.2%
240,000	State of Wisconsin (GO) 5.00%, 05/01/25 (c)	267,545
	Wisconsin Health and Educational Facilities Authority (RB)
115,000	4.00%, 02/15/27 (c)	105,935
105,000	4.00%, 02/15/27 (c)	100,389
560,000	4.50%, 05/15/26 (c)	579,897
275,000	Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB) 4.00%, 05/15/26 (c)	268,199
205,000	Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Series A (RB) 4.00%, 04/01/27 (c)	202,737
225,000	Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series A (RB) 3.50%, 02/15/26 (c)	194,288
		1,718,990
Wyoming: 0.2%
90,000	Wyoming Community Development Authority (RB) 3.70%, 06/01/24 (c)	86,235
160,000	Wyoming Municipal Power Agency, Inc., Series A (RB) 5.00%, 01/01/27 (c)	172,544
		258,779
Total Municipal Bonds: 99.1% (Cost: $143,233,494)		137,868,188
Other assets less liabilities: 0.9%		1,257,084
NET ASSETS: 100.0%		$139,125,272

See Notes to Financial Statements

59

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation
Footnotes:
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

Summary of Investments By Sector	% of Investments	Value
Education	9.6%	$13,274,228
Health Care	18.6	25,584,542
Housing	3.8	5,263,879
Industrial Revenue	0.2	336,509
Leasing	3.2	4,336,847
Local	13.1	18,085,499
Power	6.1	8,369,560
Special Tax	10.9	14,968,255
State	8.1	11,195,007
Tobacco	0.8	1,154,686
Transportation	14.0	19,328,974
Water & Sewer	11.6	15,970,202
	100.0%	$137,868,188

The summary of inputs used to value the Fund’s investments as of October 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Total Municipal Bonds*	$—	$137,868,188	$—	$137,868,188

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2018.

See Notes to Financial Statements

60

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2018 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.1%
Alabama: 1.5%
$250,000	Alabama Federal Aid Highway Finance Authority, Series A (RB) 5.00%, 09/01/22	$275,090
125,000	Alabama Federal Aid Highway Finance Authority, Series B (RB) 5.00%, 09/01/23	140,100
325,000	Alabama Public School and College Authority, Series A (RB) 5.00%, 02/01/22	352,826
	Alabama Public School and College Authority, Series B (RB)
285,000	5.00%, 01/01/21	302,074
25,000	5.00%, 01/01/23	27,644
500,000	Black Belt Energy Gas District, Series A (RB) (SAW) 5.00%, 12/01/23	550,250
600,000	Jefferson County (RB) 5.00%, 09/15/22	653,820
105,000	State of Alabama, Series A (GO) 5.00%, 08/01/20	110,212
450,000	UAB Medicine Finance Authority, Series B (RB) 5.00%, 09/01/23	500,661
		2,912,677
Alaska: 0.4%
750,000	Alaska Municipal Bond Bank Authority, Series 3 (RB) 4.00%, 12/01/21	786,330
Arizona: 1.9%
15,000	Arizona Health Facilities, Banner Health, Series A (RB) 5.00%, 01/01/23	16,524
95,000	Arizona School Facilities Board, Series A (CP) 5.00%, 09/01/20	99,867
225,000	Board of Regents of Arizona, University Projects, Series A (CP) 5.00%, 06/01/22	245,680
250,000	City of Chandler (GO) 4.00%, 07/01/21	262,105
300,000	City of Glendale, Water and Sewer Revenue, Senior Lien (RB) 5.00%, 07/01/20	313,491
225,000	City of Phoenix (GO) 4.00%, 07/01/20	231,950
125,000	City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System (RB) 5.00%, 07/01/23	139,489
870,000	City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System, Series B (RB) 5.00%, 07/01/23	971,659
250,000	City of Phoenix Civic Improvement Corp., Series D (RB) 5.00%, 07/01/23	277,460
Principal Amount		Value

Arizona: (continued)
$250,000	City of Tucson, Water System Revenue (RB) 5.00%, 07/01/21	$268,210
50,000	Maricopa County High School District No. 210 (GO) 5.00%, 07/01/22	54,772
	Maricopa County Industrial Development Authority, Series A (RB)
250,000	5.00%, 01/01/20	258,140
250,000	5.00%, 01/01/21	264,652
	Pima County (GO)
15,000	4.00%, 07/01/22	15,891
310,000	4.00%, 07/01/23	331,895
105,000	State of Arizona, Certificates of Participation (CP) 5.00%, 10/01/21	113,190
		3,864,975
California: 11.5%
100,000	ABAG Finance Authority for Nonprofit Corporations, Series A (RB) 5.00%, 08/01/21	107,477
250,000	Anaheim Housing and Public Improvements Authority, Series B (RB) 5.00%, 04/01/23 (c)	279,732
475,000	Bay Area Toll Authority, Series G (RB) 2.00%, 10/01/23 (c) (p)	460,688
500,000	Bay Area Toll Authority, Toll Bridge Revenue, Series E (RB) 2.00%, 10/01/20 (c) (p)	497,075
1,500,000	California Infrastructure and Economic Development Bank, Pacific Gas and Electric Company, Series F (RB) 1.75%, 06/01/22 (p)	1,414,785
100,000	California Municipal Finance Authority, City of Anaheim Electric Utility Distribution System, Series A (RB) 5.00%, 10/01/19	102,951
	California State Department of Water Resources, Central Valley Project (RB)
105,000	5.00%, 12/01/19	108,681
360,000	5.00%, 12/01/21	393,574
620,000	California State Department of Water Resources, Power Supply Revenue, Series O (RB) 5.00%, 05/01/21	666,345
85,000	California State Public Works Board, Department of Correction and Rehabilitation, Series E (RB) 5.00%, 09/01/20	89,590
	California State Public Works Board, Department of Correction and Rehabilitation, Series G (RB)
160,000	5.00%, 01/01/20	165,659
280,000	5.00%, 09/01/23	314,367
1,215,000	California State Public Works Board, Series D (RB) 5.00%, 09/01/23	1,364,129

See Notes to Financial Statements

61

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

California: (continued)
$450,000	California State Public Works Board, Various Capital Projects, Series B (RB) 5.00%, 10/01/22	$496,818
	California State Public Works Board, Various Capital Projects, Series I (RB)
75,000	5.00%, 11/01/19	77,392
765,000	5.00%, 11/01/20	809,248
500,000	5.00%, 11/01/23	562,885
320,000	California State University, Series A (RB) 5.00%, 11/01/21	348,672
70,000	California State University, Series B-2 (RB) 4.00%, 05/01/21 (c) (p)	72,734
	California State, Various Purpose (GO)
600,000	5.00%, 09/01/23	673,356
250,000	5.00%, 10/01/23	280,942
275,000	City of Bakersfield, Wastewater Revenue, Series A (RB) 5.00%, 09/15/21	298,933
500,000	Contra Costa Transportation Authority Sales Tax, Series A (RB) 5.00%, 03/01/21	536,345
70,000	Department of Airports of the City of Los Angeles, Series C (RB) 5.00%, 05/15/22	77,311
1,000,000	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB) 5.00%, 06/01/22	1,096,250
700,000	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB) 5.00%, 06/01/21	746,354
250,000	Los Angeles Community College District, Series A (GO) 5.00%, 08/01/20	263,382
500,000	Los Angeles Community College District, Series J (GO) 3.00%, 08/01/23	522,530
10,000	Los Angeles County Metropolitan Transportation Authority, Series a (RB) 5.00%, 07/01/22	11,081
	Los Angeles Department of Water and Power, Series A (RB)
35,000	5.00%, 07/01/21	37,805
250,000	5.00%, 07/01/23	282,875
	Los Angeles Department of Water and Power, Series B (RB)
115,000	5.00%, 07/01/20	120,964
30,000	5.00%, 07/01/22	33,220
200,000	Los Angeles Department of Water and Power, Series D (RB) 5.00%, 07/01/22	221,464
	Los Angeles Unified School District, Series A (GO)
10,000	4.00%, 07/01/21	10,540
60,000	5.00%, 07/01/21	64,792
Principal Amount		Value

California: (continued)
$130,000	Los Angeles Unified School District, Series B (GO) 5.00%, 07/01/23	$146,601
	Los Angeles Unified School District, Series C (GO)
335,000	5.00%, 07/01/20	352,092
140,000	5.00%, 07/01/21	151,180
35,000	Metropolitan Water District of Southern California, Series E (RB) 5.00%, 07/01/21	37,919
515,000	Oakland Unified School District (GO) (AGM) 5.00%, 08/01/21	554,506
100,000	Orange County Sanitation District (RB) 5.00%, 02/01/24	114,655
10,000	Orange County, Coast Community College District, Series A (GO) 5.00%, 08/01/21	10,831
500,000	Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series B (RB) 2.13%, 04/01/23 (c) (p)	495,720
15,000	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series A (RB) 5.00%, 11/01/22	16,739
420,000	Regents of the University of California, Series AO (RB) 5.00%, 05/15/21	452,953
100,000	Riverside County Transportation Commission, Series A (RB) 5.00%, 06/01/21	107,980
300,000	Sacramento County, Airport System, Series B (RB) 5.00%, 07/01/23	336,750
15,000	Sacramento County, Sanitation District Financial Authority, Series A (RB) 5.00%, 12/01/21	16,338
25,000	San Diego Public Facilities Financing Authority (RB) 5.00%, 05/15/22	27,702
20,000	San Diego Unified School District, Series R-3 (GO) 5.00%, 07/01/22	22,176
50,000	San Francisco Bay Area Rapid Transit District, Series C (GO) 4.00%, 08/01/21	52,893
100,000	San Francisco Community College District (GO) 5.00%, 06/15/24	114,779
10,000	San Francisco State Building Authority, Civic Center Complex, Series A (RB) 5.00%, 12/01/21	10,867
285,000	San Francisco Unified School District, Proposition A (GO) 2.00%, 06/15/22	285,197
	State of California, Various Purpose (GO)
25,000	5.00%, 03/01/20	26,020

See Notes to Financial Statements

62

Principal Amount		Value

California: (continued)
$100,000	5.00%, 08/01/20	$105,247
500,000	5.00%, 09/01/21	541,210
300,000	5.00%, 09/01/21	324,726
815,000	5.00%, 11/01/21	885,538
265,000	5.00%, 09/01/22	292,314
450,000	5.00%, 10/01/22	497,173
1,000,000	5.00%, 09/01/23	1,122,260
500,000	5.00%, 09/01/23	561,130
100,000	5.00%, 03/01/24	113,148
300,000	Stockton Unified School District (GO) 5.00%, 08/01/23	337,515
1,000,000	University of California, Series AT (RB) 1.40%, 11/15/20 (c) (p)	973,850
		22,698,955
Colorado: 0.6%
125,000	Boulder Valley School District No. RE-2, Series B (GO) (SAW) 4.00%, 12/01/23	134,635
250,000	City of Aurora, Water Revenue, First Lien (RB) 5.00%, 08/01/22	274,470
500,000	Colorado Higher Education, Series A (CP) 5.00%, 11/01/23	556,390
125,000	Denver City and County School District No. 1 (GO) (SAW) 5.00%, 12/01/20	132,314
140,000	Regional Transportation District, Series A (CP) 5.00%, 06/01/20	146,166
		1,243,975
Connecticut: 3.8%
215,000	City of New Haven, Series A (GO) (AGM) 5.00%, 08/15/24	241,561
350,000	City of New Haven, Series B (GO) (AGM) 5.00%, 08/01/22	381,493
640,000	State of Connecticut Health and Educational Facilities Authority, Yale University, Series C-2 (RB) 5.00%, 02/01/23 (p)	707,878
	State of Connecticut, Series A (RB)
270,000	5.00%, 09/01/20	282,887
280,000	5.00%, 03/15/23	304,318
265,000	5.00%, 04/15/23	288,434
	State of Connecticut, Series B (GO)
375,000	4.00%, 05/15/23	392,737
290,000	5.00%, 05/15/21	307,339
250,000	State of Connecticut, Series C (GO) 5.00%, 06/15/23	272,650
	State of Connecticut, Series D (GO)
115,000	5.00%, 06/15/20	119,625
300,000	5.00%, 08/15/23	327,810
	State of Connecticut, Series E (GO)
175,000	5.00%, 09/01/22	189,217
350,000	5.00%, 10/15/22	379,165
290,000	State of Connecticut, Series G (GO) 3.00%, 11/01/20	292,807
Principal Amount		Value

Connecticut: (continued)
	State of Connecticut, Special Tax Obligation, Series A (RB)
$100,000	5.00%, 08/01/20	$104,559
305,000	5.00%, 01/01/22	327,564
325,000	5.00%, 09/01/22	352,758
245,000	5.00%, 01/01/23	267,346
375,000	5.00%, 04/15/23	408,161
100,000	5.00%, 08/01/23	109,945
175,000	5.00%, 09/01/23	192,609
100,000	5.00%, 09/01/23	110,062
100,000	5.00%, 10/01/23	110,177
300,000	State of Connecticut, Special Tax Obligation, Series B (RB) 5.00%, 08/01/23	329,835
170,000	University of Connecticut (RB) 5.00%, 01/15/22	182,184
520,000	University of Connecticut, Series A (RB) 5.00%, 02/15/24	571,532
		7,554,653
Delaware: 0.4%
150,000	Delaware Transportation Authority (RB) 5.00%, 07/01/22	164,259
650,000	State of Delaware, Series B (GO) 5.00%, 07/01/23	727,480
		891,739
District of Columbia: 1.3%
	District of Columbia, Series A (GO)
200,000	5.00%, 06/01/20	209,126
175,000	5.00%, 06/01/20	182,985
1,020,000	5.00%, 06/01/21	1,092,043
515,000	5.00%, 06/01/21	551,374
500,000	5.00%, 06/01/22	547,040
		2,582,568
Florida: 3.9%
	Citizens Property Insurance Corp., Series A-1 (RB)
130,000	5.00%, 12/01/19 (c)	133,920
625,000	5.00%, 12/01/21 (c)	673,737
245,000	Florida Department of Environmental Protection, Series A (RB) 5.00%, 07/01/20	256,346
200,000	Hillsborough County (RB) 5.00%, 11/01/21	215,734
340,000	JEA Electric System, Series Three C (RB) 5.00%, 10/01/19	348,622
460,000	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series B (TA) 5.00%, 02/01/24	514,768
110,000	Miami-Dade County, Building Better Communities Program, Series B (GO) 5.00%, 07/01/20	115,223
	Miami-Dade County, Expressway Authority, Toll System Revenue, Series B (RB)
50,000	5.00%, 07/01/20	52,307
250,000	5.00%, 07/01/21	267,672

See Notes to Financial Statements

63

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Florida: (continued)
$85,000	Miami-Dade County, School Board Foundation, Inc., Series A (CP) 5.00%, 05/01/20	$88,538
115,000	Miami-Dade County, School Board Foundation, Inc., Series D (CP) 5.00%, 11/01/19	118,378
	Miami-Dade County, Water and Sewer System (RB)
185,000	5.00%, 10/01/20	194,759
360,000	5.00%, 10/01/23	401,897
100,000	Palm Beach County, School Board, Series B (CP) 5.00%, 08/01/22	109,261
	Reedy Creek Improvement District, Series A (GO)
265,000	5.00%, 06/01/20	276,880
300,000	5.00%, 06/01/21	321,033
	State of Florida, Board of Education, Lottery Revenue, Series A (RB)
100,000	5.00%, 07/01/21	107,391
450,000	5.00%, 07/01/23	503,005
1,150,000	State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO) 5.00%, 06/01/24	1,305,917
130,000	State of Florida, Board of Education, Public Education Capital Outlay, Series B (GO) 5.00%, 06/01/23	145,115
125,000	State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO) 5.00%, 06/01/22	136,985
	State of Florida, Board of Education, Public Education Capital Outlay, Series D (GO)
250,000	5.00%, 06/01/20	261,407
275,000	5.00%, 06/01/21	294,783
	State of Florida, Board of Education, Public Education Capital Outlay, Series E (GO)
225,000	5.00%, 06/01/23	251,161
100,000	5.00%, 06/01/24	113,558
	State of Florida, Department of Management Services, Series A (CP)
275,000	5.00%, 08/01/22	300,880
180,000	5.00%, 09/01/23	201,830
80,000	State of Florida, Department of Transportation, Turnpike Revenue, Series C (RB) 5.00%, 07/01/21	85,849
		7,796,956
Georgia: 2.7%
1,000,000	Burke County Development Authority, Series F (RB) 3.00%, 02/01/23 (p)	978,070
290,000	Georgia State Road and Tollway Authority, Series B (RB) 5.00%, 06/01/21	310,483
Principal Amount		Value

Georgia: (continued)
$500,000	Main Street Natural Gas, Inc., Series A (RB) 4.00%, 06/01/23 (c) (p)	$521,855
500,000	Main Street Natural Gas, Inc., Series C (RB) 4.00%, 06/01/23	525,615
1,000,000	Monroe County Industrial Development Agency (RB) 2.35%, 12/11/20 (p)	991,240
200,000	Municipal Electric Authority of Georgia, Series A (RB) 4.00%, 01/01/21	206,020
600,000	Richmond County, Board of Education (GO) (SAW) 5.00%, 10/01/21	647,862
	State of Georgia, Series A (GO)
50,000	5.00%, 02/01/21	53,188
480,000	5.00%, 02/01/22	522,514
160,000	5.00%, 02/01/23	177,790
15,000	5.00%, 02/01/23	16,668
460,000	State of Georgia, Series F (GO) 5.00%, 07/01/21	494,247
		5,445,552
Hawaii: 1.0%
120,000	City and County of Honolulu, Series B (GO) 5.00%, 10/01/23	134,556
115,000	City and County of Honolulu, Wastewater System, Series A (RB) 5.00%, 07/01/24	129,962
110,000	State of Hawaii (GO) 5.00%, 10/01/24	125,028
200,000	State of Hawaii, Series EP (GO) 5.00%, 08/01/20	209,964
120,000	State of Hawaii, Series EZ (GO) 5.00%, 10/01/23	134,556
500,000	State of Hawaii, Series FB (GO) 5.00%, 04/01/21	533,700
700,000	State of Hawaii, Series FE (GO) 5.00%, 10/01/23	784,910
		2,052,676
Idaho: 0.2%
450,000	Idaho Health Facilities Authority, Trinity Health Credit Group, Series D (RB) 5.00%, 12/01/21	485,509
Illinois: 6.4%
115,000	Chicago O’Hare International Airport (RB) 5.00%, 01/01/24	127,900
	Chicago O’Hare International Airport, Series B (RB)
100,000	5.00%, 01/01/22	107,841
250,000	5.00%, 01/01/23	274,147
170,000	5.00%, 01/01/24	189,069
	Chicago O’Hare International Airport, Series C (RB)
250,000	5.00%, 01/01/22	269,602

See Notes to Financial Statements

64

Principal Amount		Value

Illinois: (continued)
$100,000	5.00%, 01/01/22	$107,841
150,000	5.00%, 01/01/23	164,489
	Chicago Transit Authority, Federal Transit Administration Section Urbanized Area Formula Funds. (RB)
380,000	5.00%, 06/01/22	408,553
500,000	5.00%, 06/01/23	545,170
250,000	City of Chicago, Series A (GO) 5.00%, 01/01/20	255,005
	City of Chicago, Water Revenue, Second Lien (RB)
215,000	5.00%, 11/01/20	225,236
750,000	5.00%, 11/01/23	822,045
	City of Springfield, Electric Revenue, Senior Lien (RB)
165,000	5.00%, 03/01/23	180,759
235,000	5.00%, 03/01/24	261,165
	Illinois Finance Authority of Clean Water Initiative (RB)
310,000	4.00%, 01/01/23	329,914
240,000	5.00%, 07/01/22	262,373
250,000	5.00%, 01/01/23	275,915
155,000	5.00%, 01/01/24	173,578
250,000	Illinois Finance Authority, Series A (RB) 5.00%, 07/15/23	277,325
120,000	McHenry County Conservation District (GO) 5.00%, 02/01/21	127,106
250,000	Regional Transportation Authority (RB) 5.00%, 07/01/24	277,920
370,000	Sales Tax Securitization Corp., Series A (RB) 5.00%, 01/01/23	403,137
	State of Illinois (GO)
800,000	5.00%, 02/01/20	818,712
85,000	5.00%, 05/01/20	87,345
700,000	5.00%, 01/01/21	719,901
100,000	5.00%, 04/01/21	103,136
1,000,000	5.00%, 06/01/21	1,033,180
95,000	5.00%, 07/01/21	98,223
110,000	5.00%, 05/01/22	114,029
350,000	5.00%, 06/01/22	362,974
500,000	5.00%, 02/01/23	520,315
200,000	5.00%, 02/01/24	208,026
395,000	State of Illinois, Sales Tax, Series C (RB) 5.00%, 06/15/22	423,156
250,000	State of Illinois, Series C (RB) 4.00%, 06/15/21	257,840
1,040,000	State of Illinois, Series D (GO) 5.00%, 11/01/22	1,080,789
	State of Illinois, Toll Highway Authority, Series A (RB)
50,000	5.00%, 12/01/19	51,530
300,000	5.00%, 12/01/22	329,895
300,000	University of Illinois, Auxiliary Facilities System, Series A (CP) 5.00%, 08/15/20	313,977
		12,589,118
Principal Amount		Value

Indiana: 0.2%
$110,000	Indiana Finance Authority, Indiana University Health Obligated Group, Series A (RB) 5.00%, 12/01/23	$123,209
250,000	Indiana Municipal Power Agency, Series A (RB) 5.00%, 01/01/22	270,477
		393,686
Iowa: 0.3%
	Iowa Finance Authority (RB)
285,000	5.00%, 08/01/20	299,048
250,000	5.00%, 08/01/23	280,422
25,000	State of Iowa, IJob Program, Series A (RB) 5.00%, 06/01/22	27,316
		606,786
Kansas: 0.9%
350,000	Johnson County Unified School District No. 233, Series B (GO) 5.00%, 09/01/22	384,583
230,000	Kansas Development Finance Authority, Series G (RB) 5.00%, 04/01/22	249,957
1,035,000	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB) 5.00%, 09/01/22	1,139,670
		1,774,210
Kentucky: 2.0%
	Kentucky Asset Liability Commission Project, Federal Highway Trust, First Series A (RB)
60,000	5.00%, 09/01/21	64,345
305,000	5.25%, 09/01/22	335,329
	Kentucky State Property and Building Commission (RB)
15,000	5.00%, 08/01/21	15,981
320,000	5.00%, 11/01/23	352,304
	Kentucky State Property and Building Commission, Series B (RB)
220,000	5.00%, 08/01/22	238,401
570,000	5.00%, 11/01/22	618,684
	Kentucky Turnpike Authority, Series A (RB)
55,000	5.00%, 07/01/20	57,483
20,000	5.00%, 07/01/21	21,376
	Kentucky Turnpike Authority, Series B (RB)
435,000	5.00%, 07/01/22	474,428
425,000	5.00%, 07/01/23	471,682
125,000	5.00%, 07/01/24	140,631
430,000	University of Kentucky (RB) 5.00%, 10/01/23	481,944
250,000	University of Kentucky, Series B (RB) 5.00%, 10/01/21	269,500
355,000	University of Kentucky, Series D (RB) 5.25%, 10/01/20	375,313
		3,917,401

See Notes to Financial Statements

65

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Louisiana: 1.0%
$390,000	City of New Orleans (GO) 5.00%, 12/01/20	$411,021
175,000	Louisiana Local Government Environmental Facilities and Community Development Authority (RB) 5.00%, 10/01/22	191,007
	Louisiana State Citizens Property Insurance Corp. (RB)
35,000	5.00%, 06/01/20	36,469
310,000	5.00%, 06/01/21	331,089
300,000	5.00%, 06/01/22	327,465
670,000	5.00%, 06/01/23	741,442
		2,038,493
Maine: 0.0%
50,000	Maine Municipal Bond Bank, Series C (RB) 5.00%, 11/01/19	51,484
Maryland: 4.7%
	Anne Arundel County (GO)
250,000	5.00%, 04/01/21	266,912
35,000	5.00%, 04/01/23	38,975
40,000	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB) 5.00%, 07/01/19	40,725
500,000	Maryland State Stadium Authority, Baltimore City Public Schools (RB) 5.00%, 05/01/23	555,105
145,000	Maryland Water Quality Financing Administration Bay Restoration Fund (RB) 5.00%, 03/01/21	154,374
25,000	Montgomery County, Consolidated Public Improvement, Series A (GO) 5.00%, 11/01/20	26,421
410,000	Montgomery County, Consolidated Public Improvement, Series B (GO) 5.00%, 12/01/23	461,738
300,000	Montgomery County, Series A (GO) 5.00%, 11/01/22	331,368
455,000	Montgomery County, Series B (GO) 5.00%, 11/01/23	511,538
2,730,000	State of Maryland (GO) 5.00%, 03/15/24	3,086,975
15,000	State of Maryland, Department of Transportation (RB) 5.00%, 02/01/23	16,629
40,000	State of Maryland, Department of Transportation, Second Issue (RB) 5.00%, 06/01/21	42,836
100,000	State of Maryland, Department of Transportation, Third Issue (RB) 5.00%, 12/15/20	105,957
30,000	State of Maryland, First Series A (GO) 5.00%, 03/01/23	33,307
Principal
Amount		Value

Maryland: (continued)
	State of Maryland, Second Series C (GO)
$510,000	5.00%, 08/01/21	$548,556
850,000	5.00%, 08/01/22	933,198
235,000	5.00%, 08/01/24	267,204
1,250,000	State of Maryland, State and Local Facilities Loan, First Series (GO) 5.00%, 06/01/22	1,368,050
170,000	State of Maryland, State and Local Facilities Loan, Second Series C (GO) 5.25%, 08/01/20	179,194
290,000	Washington Suburban Sanitary District (GO) 4.00%, 06/01/20	298,610
		9,267,672
Massachusetts: 2.8%
	Commonwealth of Massachusetts, Federal Highway Grant Anticipation, Series A (RB)
20,000	5.00%, 06/15/21 (c)	21,428
1,900,000	5.00%, 06/15/22 (c)	2,079,911
85,000	Commonwealth of Massachusetts, Series A (RB) 5.00%, 06/01/20	88,906
10,000	Commonwealth of Massachusetts, Series C (GO) 5.00%, 10/01/21	10,801
900,000	Commonwealth of Massachusetts, Series D (GO) 5.00%, 07/01/23	1,006,011
125,000	Massachusetts Bay Transportation Authority (RB) 4.00%, 12/01/21	131,665
	Massachusetts Development Finance Agency, Care Group, Series H-1 (RB)
480,000	5.00%, 07/01/21	508,685
500,000	5.00%, 07/01/22	539,480
325,000	Massachusetts Development Finance Agency, Care Group, Series I (RB) 5.00%, 07/01/21	344,422
10,000	Massachusetts Development Finance Agency, Harvard University, Series A (RB) 5.00%, 07/15/22	11,005
30,000	Massachusetts Development Finance Agency, Healthcare System, Series Q (RB) 5.00%, 07/01/22	32,807
250,000	Massachusetts State Water Resources Authority, Series C (RB) 5.00%, 08/01/22	274,847
375,000	Massachusetts State, Federal Highway Grant, Series A (RB) 5.00%, 06/15/22	411,330
		5,461,298

See Notes to Financial Statements

66

Principal
Amount		Value

Michigan: 1.9%
	Michigan Finance Authority, Beaumont Health Credit Group, Series A (RB)
$165,000	4.00%, 08/01/20	$169,858
420,000	5.00%, 08/01/22	458,107
125,000	Michigan Finance Authority, Detroit Distributable State Aid, Series C-3 (RB) 5.00%, 04/01/20	129,259
750,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series C-3 (RB) (AGM) 5.00%, 07/01/21	801,007
500,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series C-5 (RB) 5.00%, 07/01/20	521,480
200,000	Michigan Finance Authority, Henry Ford Health System (RB) 5.00%, 11/15/21	214,288
500,000	Michigan Strategic Fund, Detroit Edison Company Pollution Control Project, Series CC (RB) 1.45%, 09/01/21 (p)	478,850
500,000	Regents of University of Michigan, Series A (RB) 5.00%, 04/01/23	557,460
	Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligation Group, Series D (RB)
250,000	2.25%, 09/01/20	250,130
35,000	5.00%, 09/01/21	37,495
175,000	State of Michigan (RB) 5.00%, 03/15/24	196,851
		3,814,785
Minnesota: 2.2%
750,000	Regents of University of Minnesota, Series B (RB) 5.00%, 12/01/22	829,972
370,000	Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) 5.00%, 02/01/22	402,282
290,000	State of Minnesota, 911 Services Revenue (RB) 5.00%, 06/01/21	310,483
435,000	State of Minnesota, Series E (GO) 3.00%, 08/01/21	444,805
475,000	State of Minnesota, State Trunk Highway, Series E (GO) 3.00%, 08/01/24	489,430
150,000	State of Minnesota, Various Purpose, Series A (GO) 5.00%, 08/01/21	161,340
	State of Minnesota, Various Purpose, Series D (GO)
235,000	5.00%, 08/01/20	246,583
580,000	5.00%, 08/01/22	636,991
380,000	5.00%, 08/01/22	417,339
Principal
Amount		Value

Minnesota: (continued)
$300,000	State of Minnesota, Various Purpose, Series F (GO) 5.00%, 10/01/22	$330,501
		4,269,726
Mississippi: 0.1%
105,000	State of Mississippi, Series E (RB) 5.00%, 10/15/20	110,217
Missouri: 1.3%
20,000	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Series A (RB) 5.00%, 10/01/22	21,955
1,000,000	City of St. Louis, Missouri Airport, Series A (RB) (AGM) 5.00%, 07/01/23	1,108,910
	Curators of the University of Missouri System Facilities, Series A (RB)
185,000	4.00%, 11/01/19	188,728
115,000	5.00%, 11/01/19	118,448
260,000	Health and Educational Facilities Authority of the State of Missouri (RB) 5.00%, 11/15/22	285,750
150,000	Jackson County, Harry S. Truman Sports Complex Project (RB) 5.00%, 12/01/19	154,409
150,000	Missouri Highway and Transportation Commission, First Lien, Series A (RB) 5.00%, 05/01/24	170,055
520,000	Springfield School District No. R-12, Series B (GO) (SAW) 5.00%, 03/01/22	565,625
		2,613,880
Nebraska: 1.7%
500,000	Lincoln Electric System, Series A (RB) 5.00%, 09/01/20	525,985
1,275,000	Metropolitan Utilities District of Omaha, Water System (RB) 5.00%, 12/01/21	1,381,144
	Nebraska Public Power District, Series A (RB)
300,000	4.00%, 01/01/20	306,687
70,000	5.00%, 01/01/21	74,133
650,000	Omaha Public Power District, Electric System Revenue, Series B (RB) 5.00%, 02/01/21	690,846
	Public Power Generation Agency, Whelan Energy Unit 2, Series A (RB)
100,000	5.00%, 01/01/22	107,651
195,000	5.00%, 01/01/23	213,753
		3,300,199
Nevada: 1.3%
230,000	Clark County Flood Control (GO) 5.00%, 11/01/22	253,216
100,000	Clark County Limited Tax Bond Bank, Series A (GO) 5.00%, 11/01/23	112,025
250,000	Clark County School District, Series D (GO) 5.00%, 06/15/23	274,465

See Notes to Financial Statements

67

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Nevada: (continued)
$250,000	Clark County Water Reclamation District (GO) 5.00%, 07/01/22	$273,857
450,000	Clark County, Series B (GO) 5.00%, 11/01/23	504,112
300,000	Las Vegas Valley Water District, Series A (GO) 5.00%, 06/01/22	327,789
500,000	State of Nevada, Series B (GO) 5.00%, 11/01/21	539,485
250,000	State of Nevada, Series D (GO) 5.00%, 04/01/20	260,042
		2,544,991
New Jersey: 2.3%
170,000	New Jersey Building Authority, Series A (RB) 5.00%, 06/15/21	178,937
145,000	New Jersey Economic Development Authority, Princeton University, Series A (RB) 5.00%, 07/01/20	152,031
160,000	New Jersey Economic Development Authority, Princeton University, Series B (RB) 5.00%, 07/01/22	176,454
125,000	New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB) 5.00%, 06/15/22	133,200
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
90,000	5.00%, 06/15/20	93,401
320,000	5.00%, 06/15/21	336,989
250,000	New Jersey Economic Development Authority, Transportation Project, Series B (RB) 5.00%, 11/01/19	256,142
	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
330,000	5.00%, 06/15/22	351,648
365,000	5.00%, 06/15/23	394,131
35,000	New Jersey Health Care Facilities Financing Authority, Series A (RB) 5.00%, 07/01/20	36,556
125,000	New Jersey Transit Corp., Series A (RB) 5.00%, 09/15/21	132,421
	New Jersey Turnpike Authority, Series C (RB)
100,000	5.00%, 01/01/21	105,817
120,000	5.00%, 01/01/22	129,676
	State of New Jersey, Series T (GO)
225,000	5.00%, 06/01/21	239,375
460,000	5.00%, 06/01/22	498,157
800,000	State of New Jersey, Various Purposes (GO) 5.00%, 06/01/22	866,360
Principal
Amount		Value

New Jersey: (continued)
$500,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/23	$546,295
		4,627,590
New Mexico: 1.4%
655,000	Albuquerque Bernalillo County Water Utility Authority, Senior Lien (RB) 5.00%, 07/01/21	703,064
335,000	Albuquerque Bernalillo County Water Utility Authority, Subordinate Lien, Series B (RB) 5.00%, 07/01/23	372,577
250,000	Farmington, New Mexico Pollution Control, San Juan Project, Series B (RB) 1.88%, 10/01/21 (p)	243,503
320,000	State of New Mexico, Series A (GO) 5.00%, 03/01/23	355,270
875,000	State of New Mexico, Series B (RB) 4.00%, 07/01/23	936,801
160,000	State of New Mexico, Severance Tax, Series B (RB) 5.00%, 07/01/21	171,096
		2,782,311
New York: 12.4%
750,000	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) 5.00%, 07/15/23	823,590
	City of New York, Series A (GO)
670,000	5.00%, 08/01/22	735,077
375,000	5.00%, 08/01/22	411,424
	City of New York, Series G (GO)
250,000	5.00%, 08/01/20	262,365
1,210,000	5.00%, 08/01/22	1,327,527
	City of New York, Series J (GO)
320,000	5.00%, 08/01/20	335,827
100,000	5.00%, 08/01/21	107,449
100,000	City of Yonkers, Series C (GO) 5.00%, 10/01/23	112,080
50,000	Erie County Industrial Development, Series A (RB) (SAW) 5.00%, 05/01/21	53,523
	Hudson Yards Infrastructure Corp., Series A (RB)
100,000	3.00%, 02/15/22	102,425
210,000	5.00%, 02/15/22	228,535
100,000	5.00%, 02/15/23	111,000
500,000	Long Island Power Authority, Series B (RB) 5.00%, 09/01/22	548,830
30,000	Metropolitan Transportation Authority, Series A (RB) 5.00%, 11/15/22	33,129
500,000	Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 11/15/23	556,545
15,000	Metropolitan Transportation Authority, Series A-2 (RB) 5.00%, 11/15/21	16,167

See Notes to Financial Statements

68

Principal
Amount		Value

New York: (continued)
	Metropolitan Transportation Authority, Series B (RB)
$140,000	5.00%, 11/15/19	$144,182
335,000	5.00%, 11/15/21	361,070
450,000	5.00%, 11/15/22	493,839
10,000	5.00%, 11/15/22	10,974
165,000	5.00%, 11/15/23	183,660
250,000	5.00%, 11/15/23	278,272
175,000	Metropolitan Transportation Authority, Series C (RB) 5.00%, 11/15/20	184,632
500,000	Metropolitan Transportation Authority, Series C-1 (RB) 5.00%, 11/15/23	556,545
	Metropolitan Transportation Authority, Series D (RB)
255,000	5.00%, 11/15/21	274,844
10,000	5.00%, 11/15/22	10,974
250,000	Monroe County Industrial Development Agency (RB) (SAW) 5.00%, 05/01/23	279,250
640,000	New York City Housing Development Corp., Multi-Family Housing, Series C-2 (RB) 2.20%, 11/01/20 (c)	637,235
250,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW) 5.00%, 07/15/24	283,160
	New York City Transitional Finance Authority, Future Tax Secured Revenue (RB)
90,000	5.00%, 11/01/20	94,970
310,000	5.00%, 11/01/21	335,513
1,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series 1 (RB) 5.00%, 11/01/22	1,102,950
75,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB) 5.00%, 11/01/19	77,249
60,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB) 5.00%, 02/01/22	65,196
500,000	New York City Transitional Finance Authority, Series S-3 (RB) (SAW) 5.00%, 07/15/21 (c)	535,845
	New York State Dormitory Authority, New York NYU Hospitals Center (RB)
100,000	5.00%, 07/01/21	107,042
100,000	5.00%, 07/01/22	109,211
	New York State Dormitory Authority, New York State University, Series A (RB)
195,000	5.00%, 07/01/20	204,292
200,000	5.00%, 03/15/21	213,190
40,000	5.00%, 07/01/21	42,817
450,000	5.00%, 07/01/22	492,444
Principal
Amount		Value

New York: (continued)
$250,000	New York State Dormitory Authority, School District, Series A (RB) (SAW) 5.00%, 10/01/22	$274,237
285,000	New York State Dormitory Authority, School of Medicine at Mount Sinai, Series A (RB) 4.00%, 07/01/20	293,000
100,000	New York State Dormitory Authority, Series B (RB) 5.00%, 03/15/23	111,116
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
340,000	5.00%, 02/15/21	361,573
675,000	5.00%, 02/15/23	748,089
15,000	5.00%, 02/15/23	16,624
	New York State Dormitory Authority, State Personal Income Tax, Series C (RB)
250,000	5.00%, 03/15/20	260,075
10,000	5.00%, 03/15/23	11,099
	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
770,000	5.00%, 02/15/22	837,452
815,000	5.00%, 02/15/23	903,248
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
900,000	4.00%, 03/15/21	938,241
75,000	5.00%, 03/15/20	78,023
225,000	5.00%, 03/15/21	239,731
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
920,000	4.00%, 03/15/20	944,720
700,000	5.00%, 03/15/20	728,210
300,000	5.00%, 03/15/20	312,090
250,000	5.00%, 03/15/21	266,487
155,000	5.00%, 03/15/22	169,122
280,000	New York State Environmental Facilities Corp., State Clean Water and Drinking Water, Series A (RB) 5.00%, 06/15/20	293,359
150,000	New York State Housing Finance Agency, Series C (RB) 1.10%, 11/01/19	148,616
250,000	New York State Housing Finance Agency, Series M (RB) 2.00%, 05/01/21	248,070
	New York State Thruway Authority (RB)
165,000	5.00%, 01/01/24	185,203
100,000	5.00%, 01/01/24	112,244
150,000	New York State Thruway Authority, Series J (RB) 5.00%, 01/01/20	155,024
750,000	New York State Thruway Authority, Series K (RB) 5.00%, 01/01/20	775,117

See Notes to Financial Statements

69

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

New York: (continued)
$150,000	New York State Urban Development Corp., Series A (RB) 5.00%, 03/15/20	$156,045
790,000	New York State Urban Development Corp., State Personal Income, Series A (RB) 5.00%, 03/15/23	876,781
55,000	New York State Urban Development Corp., State Personal Income, Series C (RB) 5.00%, 03/15/20	57,217
500,000	Port Authority of New York and New Jersey, One Hundred Seventy-Ninth Series (RB) 5.00%, 12/01/20	529,885
20,000	Sales Tax Asset Receivable Corp., Series A (RB) 5.00%, 10/15/22	22,133
90,000	Town of Oyster Bay, Public Improvement, Series B (GO) (AGM) 4.00%, 11/01/20	92,472
75,000	Triborough Bridge and Tunnel Authority, Series C-1 (RB) 5.00%, 11/15/23	84,501
500,000	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/22	537,570
		24,612,223
North Carolina: 0.9%
105,000	Charlotte-Mecklenburg Hospital Authority Carolinas Healthcare System, Series A (RB) 5.00%, 01/15/22	113,601
340,000	City of Charlotte, North Carolina Water and Sewer System (RB) 5.00%, 07/01/22	373,201
150,000	Mecklenburg County, Series A (GO) 5.00%, 09/01/21	161,760
350,000	Mecklenburg County, Series B (GO) 5.00%, 12/01/21	379,571
500,000	State of North Carolina, Grant Anticipation Revenue Vehicle (RB) 5.00%, 03/01/23	553,370
140,000	State of North Carolina, Series C (RB) 5.00%, 05/01/23	155,872
10,000	Wake County, Series A (RB) 5.00%, 12/01/20	10,583
		1,747,958
Ohio: 2.4%
	American Municipal Power, Inc., Series A (RB)
145,000	5.00%, 02/15/21	153,465
15,000	5.00%, 02/15/23	16,476
120,000	City of Cincinnati, Various Purpose, Series A (GO) 5.00%, 12/01/20	126,643
260,000	City of Cleveland, Airport System Revenue, Series B (RB) (AGM) 5.00%, 01/01/23	285,004
Principal
Amount		Value

Ohio: (continued)
$250,000	City of Columbus, Various Purpose, Series A (GO) 2.00%, 08/15/20	$249,647
155,000	Hamilton County, Ohio Sales Tax Revenue, Series A (RB) 5.00%, 12/01/23	173,456
790,000	Ohio State Higher Educational Facility, Case Western University (RB) 5.00%, 12/01/23	884,065
100,000	Ohio Water Development Authority, Water Pollution Control, Series A (RB) 5.00%, 06/01/24	113,502
150,000	Ohio Water Development Authority, Water Pollution Control, Series B (RB) 5.00%, 12/01/21	162,488
260,000	State of Ohio, Highway Capital Improvement, Series R (GO) 5.00%, 05/01/22	284,284
200,000	State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/22	218,680
675,000	State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 11/01/22	745,038
350,000	State of Ohio, Highway Capital Improvement, Series U (GO) 5.00%, 05/01/23	389,998
930,000	State of Ohio, Infrastructure Improvement, Series C (GO) 5.00%, 09/01/21	1,001,582
20,000	State of Ohio, Infrastructure Project, Series 1 (RB) 5.00%, 12/15/22	22,061
		4,826,389
Oklahoma: 0.3%
500,000	Oklahoma Development Finance Authority, Health System Revenue, Series A (RB) 5.00%, 08/15/22	546,005
10,000	Oklahoma Water Resources Board, Clean Water Program (RB) 5.00%, 04/01/23	11,136
		557,141
Oregon: 0.6%
250,000	City of Portland, Water System, First Lien, Series A (RB) 5.00%, 04/01/21	266,972
200,000	Medford School District No. 549C (GO) (SBG) 5.00%, 12/15/20	211,786
50,000	Oregon State Facilities Authority, Providence Health and Services, Series A (RB) 5.00%, 10/01/20	52,580
	Oregon State Lottery, Department of Administrative Services, Series B (RB)
55,000	5.00%, 04/01/20	57,249
10,000	5.00%, 04/01/23	11,123

See Notes to Financial Statements

70

Principal
Amount		Value

Oregon: (continued)
$285,000	Oregon State Lottery, Department of Administrative Services, Series C (RB) 5.00%, 04/01/23	$316,991
40,000	Oregon State Lottery, Department of Administrative Services, Series D (RB) 5.00%, 04/01/20	41,636
15,000	Oregon State, Department of Transportation, Highway User Tax (RB) 5.00%, 11/15/22	16,571
165,000	State of Oregon, Department of Transportation, Highway User Tax, Senior Lien, Series A (RB) 5.00%, 11/15/23	185,569
25,000	Washington County, Series B (GO) 5.00%, 03/01/23	27,777
		1,188,254
Pennsylvania: 3.8%
385,000	Allegheny County Sanitary Authority, Sewer Revenue (RB) 5.00%, 12/01/22	422,268
335,000	Allegheny County, Series C-73 (GO) 5.00%, 12/01/19	345,613
	City of Philadelphia, Gas Works Revenue, Thirteenth Series (RB)
400,000	5.00%, 08/01/20	418,168
500,000	5.00%, 08/01/21	533,655
310,000	City of Philadelphia, Water and Wastewater Revenue (RB) 5.00%, 10/01/22	339,689
40,000	City of Philadelphia, Water and Wastewater Revenue, Series A (RB) 5.00%, 07/01/20	41,812
100,000	City of Philadelphia, Water and Wastewater Revenue, Series B (RB) 5.00%, 07/01/22	109,101
250,000	Commonwealth Financing Authority (RB) 5.00%, 06/01/23	273,260
380,000	Commonwealth of Pennsylvania (GO) 5.00%, 01/15/22	409,902
	Commonwealth of Pennsylvania, Second Series (GO)
580,000	5.00%, 01/15/21	613,304
250,000	5.00%, 08/15/22	272,625
590,000	5.00%, 09/15/22	644,292
370,000	5.00%, 01/15/23	405,897
270,000	Lancaster County Hospital Authority University of Pennsylvania Health System, Series B (RB) 5.00%, 08/15/22	295,663
500,000	Montgomery County, Higher Education and Health Authority Thomas Jefferson University, Series A (RB) 5.00%, 09/01/23	553,410
150,000	Northampton County, General Purpose Authority (RB) 5.00%, 11/01/23	167,888
310,000	Pennsylvania Economic Development Financing Authority (RB) 5.00%, 03/15/24	347,051
Principal
Amount		Value

Pennsylvania: (continued)
$105,000	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series A (RB) 4.00%, 02/01/20	$107,349
350,000	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System (RB) 5.00%, 08/15/21	375,840
	Pennsylvania State University, Series B (RB)
315,000	5.00%, 09/01/21	339,337
500,000	5.00%, 09/01/22	549,985
		7,566,109
Rhode Island: 0.1%
	Rhode Island Commerce Corp., Series A (RB)
25,000	5.00%, 06/15/21	26,712
105,000	5.00%, 06/15/22	114,521
70,000	State of Rhode Island, Consolidated Capital Development Loan, Series D (GO) 5.00%, 08/01/20	73,376
		214,609
South Carolina: 1.2%
400,000	Beaufort County School District, Series A (GO) 5.00%, 03/01/20	415,828
500,000	County of York (GO) (SAW) 5.00%, 04/01/24	564,535
575,000	SCAGO Educational Facilities Corp. for Pickens School District (RB) 5.00%, 12/01/21	619,482
350,000	South Carolina Public Service Authority, Series A (RB) 5.00%, 12/01/19	359,719
330,000	York County Fort Mill School District No. 4, Series B (GO) 5.00%, 03/01/23	366,660
		2,326,224
Tennessee: 0.5%
10,000	City of Chattanooga, Tennessee Electric System, Series A (RB) 5.00%, 09/01/20	10,525
200,000	Metropolitan Government of Nashville and Davidson County (GO) 5.00%, 07/01/23	223,464
100,000	State of Tennessee, School Bond Authority, Series B (RB) 5.00%, 11/01/20	105,583
435,000	State of Tennessee, Series A (GO) 5.00%, 08/01/20	456,746
160,000	Tennessee School Board Authority, Higher Educational Facilities Second Program, Series C (RB) 5.00%, 11/01/19	164,797
		961,115

See Notes to Financial Statements

71

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Texas: 10.0%
$50,000	Aldine Independent School District (GO) 5.00%, 02/15/20	$51,855
300,000	Aldine Independent School District, Series A (GO) 5.00%, 02/15/23	331,965
50,000	Alvin Independent School District, Series C (GO) 5.00%, 02/15/21	53,092
	Austin Independent School District, Series B (GO)
250,000	5.00%, 08/01/22	274,375
680,000	5.00%, 08/01/24	771,236
725,000	Bexar County Hospital District (GO) 5.00%, 02/15/24	811,913
240,000	Board of Regents of the Texas State University System, Series A (RB) 5.00%, 03/15/22	260,806
10,000	Board of Regents of the Texas State University System, Series D (RB) 5.00%, 08/15/22	10,981
250,000	Board of Regents of the University of North Texas, Series A (RB) 5.00%, 04/15/22	272,452
110,000	Central Texas Turnpike System (RB) 5.00%, 04/01/20 (c) (p)	114,028
15,000	City of Austin, Electric Utility, Series A (RB) 5.00%, 11/15/22	16,528
500,000	City of Austin, Water and Wastewater System (RB) 5.00%, 11/15/22	550,935
310,000	City of Austin, Water and Wastewater System, Series A (RB) 5.00%, 05/15/22	338,489
	City of Dallas (GO)
50,000	5.00%, 02/15/20	51,829
225,000	5.00%, 02/15/21	238,498
500,000	5.00%, 02/15/22	540,990
200,000	City of Dallas, Series A (GO) 5.00%, 02/15/20	207,316
105,000	City of Fort Worth, General Obligation (GO) 5.00%, 03/01/24	117,687
350,000	City of Fort Worth, Series A (GO) 5.00%, 03/01/23	385,994
65,000	City of Frisco, Series A (GO) 5.00%, 02/15/22	70,608
250,000	City of Houston, Airport System, Series D (RB) 5.00%, 07/01/24	282,105
	City of Houston, Combined Utility System, First Lien, Series C (RB)
100,000	4.00%, 05/15/21	104,416
540,000	5.00%, 05/15/20	563,209
100,000	5.00%, 05/15/23	111,020
150,000	5.00%, 05/15/24	169,109
	City of Houston, Combined Utility System, First Lien, Series D (RB)
500,000	5.00%, 11/15/20	527,825
130,000	5.00%, 11/15/21	140,434
Principal
Amount		Value

Texas: (continued)
$250,000	City of Houston, Series A (GO) 5.00%, 03/01/23	$276,792
	City of San Antonio, Electric and Gas Revenue (RB)
160,000	5.00%, 02/01/20	165,738
50,000	5.00%, 02/01/22	54,281
65,000	City of San Antonio, General Improvement (GO) 5.00%, 02/01/21	69,011
115,000	Colorado River Municipal Water District (RB) 5.00%, 01/01/24	128,607
150,000	Conroe Independent School District (GO) 5.00%, 02/15/23	165,854
125,000	Cypress-Fairbanks Independent School District (GO) 5.00%, 02/15/24	140,710
800,000	Cypress-Fairbanks Independent School District, Series C (GO) 5.00%, 02/15/23	885,928
115,000	Dallas Area Rapid Transit, Senior Lien, Series A (RB) 5.00%, 12/01/22	126,931
375,000	Dallas County, Texas Combination Tax and Parking Garage (GO) 5.00%, 08/15/23	419,362
	Fort Worth Independent School District (GO)
125,000	5.00%, 02/15/21	132,758
100,000	5.00%, 02/15/22	108,495
150,000	5.00%, 02/15/24	168,456
70,000	Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital (RB) 5.00%, 10/01/19	71,840
	Harris County, Houston Sports Authority, Senior Lien, Series A (RB)
35,000	5.00%, 11/15/19	36,020
200,000	5.00%, 11/15/20	210,720
320,000	Harris County, Series A (GO) 5.00%, 10/01/22	352,029
	Houston Independent School District (GO)
500,000	5.00%, 02/15/21	531,145
155,000	5.00%, 02/15/24	174,152
495,000	Houston Independent School District (GO) 5.00%, 02/15/22	536,887
70,000	Houston Independent School District, Public Facility Corp. (RB) 5.00%, 09/15/20	73,727
350,000	Houston Independent School District, Series A (GO) 5.00%, 02/15/23	386,841
160,000	New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB) 5.00%, 08/15/23	178,162

See Notes to Financial Statements

72

Principal
Amount		Value

Texas: (continued)
$70,000	North Texas Municipal Water District System (RB) 5.00%, 09/01/20	$73,496
270,000	North Texas Tollway Authority, First Tier, Series A (RB) 5.00%, 01/01/20	278,948
470,000	Northeast Independent School District (GO) 5.00%, 08/01/21	504,620
390,000	Northwest Independent School District, Series B (GO) 5.00%, 02/15/23	431,219
125,000	Plano Independent School District (GO) 5.00%, 02/15/21	132,643
425,000	Plano Independent School District (GO) 5.00%, 02/15/22	460,823
150,000	San Antonio Independent School District (GO) 5.00%, 02/15/21	159,344
90,000	San Antonio Water System, Junior Lien, Series A (RB) 5.00%, 05/15/20	93,924
550,000	Spring Branch Independent School District, Series A (GO) 5.00%, 02/01/21	583,693
1,020,000	State of Texas (GO) 5.00%, 10/01/23	1,142,216
150,000	State of Texas, Highway Improvement (GO) 5.00%, 04/01/20	156,155
810,000	Texas Transportation Commission, State Highway, First Tier (RB) 5.00%, 10/01/23	906,252
295,000	Texas Transportation Commission, State Highway, First Tier, Series A (RB) 5.00%, 04/01/20	307,145
	Texas Transportation Commission, State Mobility Fund (GO)
50,000	5.00%, 10/01/19	51,379
210,000	5.00%, 10/01/20	221,281
350,000	Texas Water Development Board (RB) 5.00%, 08/01/23	390,421
340,000	Texas Water Development Board, Series A (RB) 5.00%, 04/15/23	377,573
345,000	Trinity River Authority, Regional Wastewater System (RB) 3.00%, 08/01/22	353,866
360,000	University of Texas, Series D (RB) 5.00%, 08/15/21	387,288
		19,776,427
Utah: 0.6%
500,000	State of Utah (GO) 5.00%, 07/01/23	559,600
100,000	University of Utah, Series A (RB) 5.00%, 08/01/23	112,073
Principal
Amount		Value

Utah: (continued)
$385,000	Utah Transit Authority, Sales Tax, Series A (RB) 5.00%, 06/15/22	$420,331
		1,092,004
Virginia: 2.0%
240,000	City of Alexandria, Series C (GO) (SAW) 5.00%, 07/01/23	268,608
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
545,000	5.00%, 02/01/22	592,377
60,000	5.00%, 02/01/23	66,543
250,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series B (RB) 5.00%, 02/01/22	271,732
250,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB) 5.00%, 02/01/23	277,262
400,000	Virginia Commonwealth Transportation Board (RB) 5.00%, 09/15/23	447,712
	Virginia Commonwealth Transportation Board, Series A (RB)
55,000	5.00%, 03/15/21	58,640
25,000	5.00%, 09/15/22	27,485
175,000	Virginia Commonwealth Transportation Board, Series C (RB) 5.00%, 05/15/23	194,842
	Virginia Commonwealth Transportation Board, U.S. Route 58 Corridor Development Program, Series B (RB)
360,000	5.00%, 05/15/20	375,808
100,000	5.00%, 05/15/21	107,048
	Virginia Public Building Authority, Series A (RB)
160,000	5.00%, 08/01/23	178,782
120,000	5.00%, 08/01/24	136,169
425,000	Virginia Public School Authority, Series A (RB) (SAW) 5.00%, 08/01/24	483,000
500,000	Virginia Resources Authority, Series B (RB) 5.00%, 10/01/21	540,180
		4,026,188
Washington: 1.7%
25,000	Central Puget Sound Regional Transit Authority, Series S-1 (RB) 5.00%, 11/01/22	27,584
100,000	Energy Northwest, Colombia Generating Station Electric, Series A (RB) 5.00%, 07/01/23	111,498
50,000	Port of Seattle, Series B (RB) 5.00%, 03/01/23	55,229

See Notes to Financial Statements

73

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

((unaudited) (continued)

Principal
Amount		Value

Washington: (continued)
	State of Washington, Motor Vehicle Fuel Tax, Series R-B (GO)
$900,000	5.00%, 07/01/22	$985,887
1,660,000	5.00%, 07/01/23	1,852,411
200,000	State of Washington, Series A (GO) 5.00%, 07/01/23	223,182
75,000	State of Washington, Various Purpose, Series R-A (GO) 5.00%, 07/01/20	78,561
		3,334,352
Wisconsin: 1.9%
545,000	City of Madison, Series A (GO) 4.00%, 10/01/22	581,166
100,000	City of Milwaukee, Series N2 (GO) 4.00%, 03/01/23	106,796
225,000	City of Milwaukee, Series N4 (GO) 5.00%, 04/01/24	253,069
125,000	State of Wisconsin (GO) 5.00%, 11/01/21	135,174
	State of Wisconsin, Series 1 (GO)
230,000	5.00%, 05/01/20	239,920
210,000	5.00%, 11/01/21	227,092
500,000	5.00%, 11/01/22	551,880
750,000	State of Wisconsin, Series A (GO) 5.00%, 05/01/23 (c)	835,027
Principal
Amount		Value

Wisconsin: (continued)
$500,000	Wisconsin Department of Transportation, Series 1 (RB) 5.00%, 07/01/21	$536,690
120,000	Wisconsin Department of Transportation, Series 2 (RB) 5.00%, 07/01/24	136,291
165,000	Wisconsin Health and Educational Facilities Authority, Series A (RB) 5.00%, 11/15/23	182,921
		3,786,026
Total Municipal Bonds (Cost: $198,270,409)		194,495,431

Number
of Shares
MONEY MARKET FUND: 0.6% (Cost: $1,194,250)
1,194,250	Dreyfus Government Cash Management Fund – Institutional Shares	1,194,250
Total Investments: 98.7% (Cost: $199,464,659)		195,689,681
Other assets less liabilities: 1.3%		2,545,004
NET ASSETS: 100.0%		$198,234,685

Definitions:

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
TA	Tax Allocation

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor

See Notes to Financial Statements

74

Summary of Investments By Sector	% of Investments	Value
Education	8.0%	$15,566,337
Health Care	4.1	7,992,475
Housing	0.5	1,033,921
Industrial Revenue	2.9	5,704,168
Leasing	6.0	11,757,647
Local	15.4	30,193,096
Power	4.2	8,102,472
Solid Waste/Resource Recovery	0.0	16,338
Special Tax	11.1	21,600,669
State	24.8	48,528,171
Tobacco	1.6	3,199,729
Transportation	12.2	23,920,627
Water & Sewer	8.6	16,879,781
Money Market Fund	0.6	1,194,250
	100.0%	$195,689,681

The summary of inputs used to value the Fund’s investments as of October 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$194,495,431	$—	$194,495,431
Money Market Fund	1,194,250	—	—	1,194,250
Total	$1,194,250	$194,495,431	$—	$195,689,681

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2018.

See Notes to Financial Statements

75

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2018 (unaudited)

Principal Amount		Value

CORPORATE BONDS: 0.0% (Cost: $55,996)
South Carolina: 0.0%
$55,996	Anuvia Florida LLC 5.00%, 01/01/29 * # § ∞	$41,997
MUNICIPAL BONDS: 98.3%
Alabama: 1.2%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
800,000	6.45%, 12/03/18 (c)	799,992
2,415,000	6.45%, 12/03/18 (c)	2,414,976
2,750,000	Alabama Special Care Facilities Financing Authority, Methodist Home for Aging (RB) 6.00%, 06/01/26 (c)	2,979,295
500,000	Alabama Special Care Facilities Financing Authority, Methodist Home for Aging, Series 1 (RB) 5.25%, 06/01/25	537,030
	Huntsville-Redstone Village Special Care Facilities Financing Authority (RB)
1,505,000	5.50%, 12/03/18 (c)	1,130,089
1,390,000	5.50%, 12/03/18 (c)	1,180,457
	Jefferson County, Alabama Sewer Revenue, Series D (RB)
9,000,000	6.00%, 10/01/23 (c)	10,174,590
8,000,000	6.50%, 10/01/23 (c)	9,272,240
	Jefferson County, Alabama Sewer Revenue, Series E (RB)
60,000	0.00%, 10/01/23 (c) ^	20,279
100,000	0.00%, 10/01/23 (c) ^	39,962
		28,548,910
Alaska: 0.4%
	Northern Tobacco Securitization Corp., Series A (RB)
5,580,000	5.00%, 11/16/18 (c)	5,446,582
4,680,000	5.00%, 11/16/18 (c)	4,670,687
1,520,000	Northern Tobacco Securitization Corp., Series B (RB) 0.00%, 11/16/18 (c) ^	157,533
		10,274,802
American Samoa: 0.0%
1,000,000	American Samoa Economic Development Authority, Series A (RB) 6.63%, 09/01/25 (c)	948,020
Arizona: 2.1%
	Arizona Industrial Development Authority, American Charter School Foundation Project (RB)
2,940,000	6.00%, 07/01/27 (c)	3,015,529
2,000,000	6.00%, 07/01/27 (c)	2,070,800
Principal Amount		Value

Arizona: (continued)
	Arizona Industrial Development Authority, Basis School Project, Series A (RB)
$250,000	5.13%, 07/01/26 (c)	$253,860
500,000	5.25%, 07/01/26 (c)	507,525
500,000	5.38%, 07/01/26 (c)	508,595
	Arizona Industrial Development Authority, Basis School Project, Series D (RB)
515,000	5.00%, 07/01/27 (c)	506,013
270,000	5.00%, 07/01/27 (c)	269,573
500,000	Arizona Industrial Development Authority, Basis School Project, Series G (RB) (AGM) 5.00%, 07/01/27 (c)	499,210
	Arizona Industrial Development Authority, Education Facility, Series A (RB)
1,000,000	5.25%, 07/01/23 (c)	957,480
2,800,000	5.50%, 07/01/23 (c)	2,640,652
	Glendale Industrial Development Authority, Beatitudes Campus Project (RB)
1,350,000	5.00%, 11/15/24 (c)	1,297,755
1,000,000	5.00%, 11/15/24 (c)	989,440
	Glendale Industrial Development Authority, Glencroft Retirement Community Project (RB)
150,000	5.25%, 11/15/26 (c)	148,908
400,000	5.25%, 11/15/26 (c)	393,820
	Industrial Development Authority of Phoenix, Basis Schools, Inc. Project, Series A (RB)
500,000	4.00%, 07/01/25	496,800
1,000,000	5.00%, 07/01/25 (c)	999,930
1,500,000	5.00%, 07/01/25 (c)	1,515,135
500,000	5.00%, 07/01/25 (c)	500,245
675,000	Industrial Development Authority of Phoenix, Legacy Traditional School Project (RB) 5.00%, 07/01/25 (c)	676,465
750,000	Industrial Development Authority of Phoenix, Legacy Traditional School Project, Series A (RB) 5.00%, 07/01/26 (c)	766,327
500,000	Industrial Development Authority of the City of Phoenix, Downtown Student Housing, Series A (RB) 5.00%, 07/01/28 (c)	532,295
2,400,000	Industrial Development Authority of the City of Phoenix, Guam Facilities Foundation, Inc. (RB) 5.38%, 02/01/24 (c)	2,162,496
750,000	Maricopa County Industrial Development Authority, Paradise School Project (RB) 5.00%, 07/01/26 (c)	758,040

See Notes to Financial Statements

76

Principal Amount		Value

Arizona: (continued)
$400,000	Peoria Industrial Development Authority, Sierra Winds Life Care Community Project, Series A (RB) 5.00%, 11/15/24	$413,236
	Pima County Industrial Development Authority, American Leadership Academy (RB)
3,540,000	5.00%, 06/15/22 (c)	3,438,827
3,000,000	5.00%, 06/15/22 (c)	2,963,820
	Pima County Industrial Development Authority, Edkey Charter Schools Project (RB)
250,000	5.25%, 07/01/26 (c)	219,385
250,000	5.38%, 07/01/26 (c)	212,233
250,000	5.50%, 07/01/26 (c)	211,430
295,000	6.00%, 07/01/20 (c)	284,342
1,000,000	6.00%, 07/01/20 (c)	911,120
	Salt Verde Financial Corp. (RB)
5,540,000	5.00%, 12/01/32	6,292,055
6,055,000	5.00%, 12/01/37	6,883,748
290,000	5.25%, 12/01/23	321,538
305,000	5.25%, 12/01/24	342,695
265,000	5.25%, 12/01/25	299,169
215,000	5.25%, 12/01/27	245,663
245,000	5.25%, 12/01/28	281,373
315,000	5.50%, 12/01/29	370,226
1,000,000	Tempe Arizona Industrial Development Authority, Friendship Village of Tempe, Series A (RB) 6.25%, 12/01/21 (c)	1,056,250
1,100,000	Tempe Industrial Development Authority, Mirabellla at ASU Project, Series A (RB) 6.13%, 10/01/27 (c)	1,183,160
		48,397,163
Arkansas: 0.1%
	Pulaski County Public Facilities Board, Carti Project (RB)
715,000	5.25%, 07/01/23 (c)	680,523
735,000	5.50%, 07/01/23 (c)	684,366
		1,364,889
California: 13.9%
	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB)
2,055,000	5.00%, 10/01/26 (c)	2,222,113
7,000,000	5.00%, 10/01/26 (c)	7,554,400
5,000,000	5.00%, 10/01/26 (c)	5,445,850
1,650,000	5.00%, 10/01/26 (c)	1,790,052
	Anaheim Community Facilities District No. 08-1 (ST)
500,000	4.00%, 09/01/23 (c)	484,455
750,000	4.00%, 09/01/23 (c)	734,557
200,000	4.00%, 09/01/23 (c)	200,124
	Antelope Valley Healthcare District, Series A (RB)
300,000	5.00%, 03/01/26 (c)	307,941
1,250,000	5.25%, 03/01/26 (c)	1,324,725
Principal Amount		Value

California: (continued)
$500,000	California Community College Financing Authority, Orange Coast College Project (RB) 5.25%, 05/01/28 (c)	$531,105
30,000	California County Tobacco Securitization Agency, Alameda County Tobacco Asset Securitization Corp. (RB) 5.88%, 12/03/18 (c)	30,303
105,000	California County Tobacco Securitization Agency, Gold Country Settlement Funding Corp. (RB) 5.25%, 11/16/18 (c)	101,871
25,000	California County Tobacco Securitization Agency, Kern County Tobacco Funding Corp. (RB) 5.00%, 06/01/21	26,559
	California County Tobacco Securitization Agency, Series A (RB)
15,000	5.00%, 11/16/18 (c)	14,947
4,115,000	5.00%, 11/16/18 (c)	4,057,678
1,200,000	5.45%, 12/01/18 (c)	1,203,576
3,555,000	5.60%, 12/01/18 (c)	3,559,799
8,190,000	5.70%, 12/01/18 (c)	8,196,306
850,000	California County Tobacco Securitization Agency, Series C (RB) 0.00%, 11/16/18 (c) ^	53,032
16,250,000	California County Tobacco Securitization Agency, Series D (RB) 0.00%, 11/16/18 (c) ^	705,900
	California County Tobacco Securitization Agency, Sonoma County Securitization Corp. (RB)
1,120,000	5.13%, 12/03/18 (c)	1,122,867
2,000,000	5.25%, 12/03/18 (c)	2,005,120
	California Health Facilities Financing Authority, Children’s Hospital, Series A (RB)
250,000	4.00%, 08/15/27 (c)	238,898
500,000	4.20%, 08/15/27 (c)	509,925
80,000	4.25%, 11/15/22 (c)	82,880
1,410,000	5.00%, 08/15/27 (c)	1,541,920
	California Municipal Finance Authority, California Baptist University, Series A (RB)
500,000	5.50%, 11/01/25 (c)	546,660
1,000,000	6.13%, 11/01/23 (c)	1,133,110
	California Municipal Finance Authority, Community Medical Centers, Series A (RB)
1,095,000	4.00%, 02/01/27 (c)	1,053,193
500,000	4.25%, 02/01/25 (c)	502,700
800,000	5.00%, 02/01/25 (c)	853,808
280,000	5.00%, 02/01/27 (c)	305,029
500,000	5.00%, 02/01/27 (c)	542,850
750,000	5.00%, 02/01/27 (c)	805,470

See Notes to Financial Statements

77

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

California: (continued)
	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB)
$250,000	5.00%, 07/01/27 (c)	$275,058
200,000	5.00%, 07/01/27 (c)	220,986
485,000	5.75%, 07/01/20 (c)	514,769
900,000	California Municipal Finance Authority, Eisenhower Medical Center, Series B (RB) 5.00%, 07/01/27 (c)	965,304
	California Municipal Finance Authority, Julian Charter School Project, Series A (RB)
320,000	5.00%, 03/01/25	318,778
2,500,000	5.63%, 03/01/25 (c)	2,402,000
	California Municipal Finance Authority, LINXS APM Project, Series A (RB) (AGM)
1,950,000	3.00%, 06/30/28 (c)	1,820,968
650,000	3.25%, 06/30/28 (c)	612,462
730,000	3.50%, 06/30/28 (c)	688,434
5,000,000	4.00%, 06/30/28 (c)	4,759,800
7,555,000	5.00%, 06/30/28 (c)	8,061,412
2,040,000	5.00%, 06/30/28 (c)	2,219,092
1,035,000	5.00%, 06/30/28 (c)	1,143,406
500,000	5.00%, 06/30/28 (c)	557,535
2,550,000	5.00%, 06/30/28 (c)	2,729,316
500,000	5.00%, 06/30/28 (c)	558,400
1,600,000	California Municipal Finance Authority, LINXS APM Project, Series B (RB) (AGM) 5.00%, 06/01/28 (c)	1,705,248
	California Municipal Finance Authority, Northbay Healthcare Group, Series A (RB)
230,000	5.25%, 11/01/26 (c)	242,583
750,000	5.25%, 11/01/26 (c)	794,145
	California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB)
500,000	5.00%, 07/01/26 (c)	511,465
1,000,000	5.00%, 07/01/28 (c)	1,021,430
930,000	California Municipal Finance Authority, Rocketship Education, Series A (RB) 7.00%, 06/01/22 (c)	1,031,063
1,500,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A (RB) 6.00%, 07/01/22 (c)	1,580,805
	California Pollution Control Financing Authority, Solid Waste Disposal (RB)
3,500,000	7.50%, 07/01/22 (c)	3,598,245
2,435,000	8.00%, 07/01/27 (c)	2,581,100
400,000	California Public Finance Authority, Henry Mayo Newhall Hospital (RB) 5.00%, 10/15/26 (c)	417,312
Principal Amount		Value

California: (continued)
	California Public Finance Authority, NCCD-Claremont Properties LLC, Series A (RB)
$4,900,000	5.00%, 07/01/27 (c)	$4,923,618
300,000	5.00%, 07/01/27 (c)	304,830
385,000	5.00%, 07/01/27 (c)	397,547
400,000	California School Finance Authority, Bright Star Schools Obligated Group (RB) 5.00%, 06/01/27 (c)	398,664
	California School Finance Authority, Rocketship Education Obligated Group, Series A (RB)
250,000	5.13%, 06/01/26 (c)	254,465
250,000	5.25%, 06/01/26 (c)	254,840
1,000,000	California Statewide Communities Development Authority, Baptist University, Series A (RB) 5.00%, 11/01/27 (c)	1,074,160
	California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB)
1,960,000	5.50%, 12/03/18 (c)	1,669,567
365,000	5.75%, 12/03/18 (c)	310,830
3,270,000	5.75%, 12/03/18 (c)	2,785,517
1,225,000	5.75%, 12/03/18 (c)	1,042,144
55,000	California Statewide Communities Development Authority, Daughters of Charity Health System, Series H (RB) 5.75%, 12/03/18 (c)	46,842
	California Statewide Communities Development Authority, Independence Support, LLC Project (RB)
100,000	6.00%, 06/01/25 (d) *	60,700
125,000	6.50%, 06/01/25 (c) (d) *	75,433
	California Statewide Communities Development Authority, Irvine East Campus Apartments (RB)
90,000	5.00%, 05/15/20	93,646
385,000	5.00%, 05/15/26 (c)	427,535
75,000	California Statewide Communities Development Authority, Lancer Plaza Project (RB) 5.63%, 11/01/23 (c)	82,466
	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB)
1,010,000	4.90%, 07/20/19 (c)	1,039,492
1,100,000	5.00%, 06/01/26 (c)	1,187,703
350,000	5.00%, 06/01/26 (c)	381,518
1,835,000	5.00%, 06/01/26 (c)	1,875,572
1,595,000	5.00%, 06/01/26 (c)	1,653,983
2,000,000	5.25%, 12/01/24 (c)	2,142,600
4,655,000	5.25%, 12/01/24 (c)	4,874,018
3,940,000	5.25%, 12/01/24 (c)	4,181,522

See Notes to Financial Statements

78

Principal Amount		Value

California: (continued)
$8,250,000	5.25%, 06/01/26 (c)	$8,530,912
7,480,000	5.50%, 12/01/24 (c)	7,857,516
3,000,000	5.50%, 06/01/28 (c)	3,154,920
	California Statewide Communities Development Authority, Provident Group Pomona Properties LLC, Series A (RB)
3,250,000	5.00%, 06/01/26 (c)	3,311,457
125,000	5.75%, 01/15/23 (c)	131,241
1,000,000	California Statewide Communities Development Authority, The Terraces at San Joaquin Gardens Project, Series A (RB) 6.00%, 10/01/22 (c)	1,062,820
	California Statewide Financing Authority, Pooled Tobacco Securitization Program (RB)
5,000,000	0.00%, 11/16/18 (c) ^	200,000
7,350,000	0.00%, 11/16/18 (c) ^	1,193,713
53,250,000	0.00%, 12/03/18 (c) ^	1,591,642
3,175,000	6.00%, 12/03/18 (c)	3,174,968
900,000	6.00%, 12/03/18 (c)	899,991
120,000	Cathedral City, California Public Financing Authority, Series A (AMBAC) (TA) 4.50%, 12/03/18 (c)	120,028
55,000	Chino Public Financing Authority (ST) 5.00%, 09/01/22 (c)	58,012
250,000	City of Fremont, Community Facilities District No. 1 (ST) 5.00%, 09/01/25 (c)	266,955
	City of Irvine, Community Facilities District No. 2013-3 (ST)
1,000,000	4.00%, 09/01/23 (c)	988,140
1,800,000	4.00%, 09/01/23 (c)	1,751,976
250,000	4.00%, 09/01/23 (c)	254,708
230,000	4.00%, 09/01/23 (c)	235,904
250,000	4.00%, 09/01/23 (c)	255,560
750,000	City of Irvine, Reassessment District No. 15-2 (SA) 5.00%, 09/02/25 (c)	803,677
125,000	City of Long Beach, Marina System Revenue (RB) 5.00%, 05/15/25 (c)	134,581
110,000	City of Marysville, Fremont-Rideout Health Group (RB) 5.25%, 01/01/21 (c)	117,531
840,000	City of Rocklin, Community Facilities District No. 10 (ST) 5.00%, 09/01/25 (c)	893,340
	City of Roseville, Fiddyment Ranch Community Facilities District No. 1 (ST)
500,000	3.75%, 09/01/27 (c)	476,775
155,000	5.00%, 09/01/27 (c)	169,443
135,000	5.00%, 09/01/27 (c)	147,050
200,000	City of Roseville, Westpark Community Facility District No. 1 (ST) 5.00%, 09/01/25 (c)	213,688
Principal Amount		Value

California: (continued)
$225,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	$248,981
1,060,000	City of San Clemente, Facilities District No. 2006-1 (ST) 5.00%, 09/01/25 (c)	1,127,310
1,000,000	Compton Public Finance Authority (RB) 4.00%, 09/01/24 (c)	993,340
1,300,000	Elk Grove Finance Authority (ST) 5.00%, 09/01/26 (c)	1,385,683
1,100,000	Folsom Ranch Financing Authority (ST) 5.00%, 09/01/27 (c)	1,199,044
	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series A (RB)
1,000,000	5.75%, 01/15/24 (c)	1,118,730
2,500,000	6.00%, 01/15/24 (c)	2,854,775
	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-1 (RB)
100,000	3.95%, 07/15/27 (c)	95,654
1,000,000	6.00%, 01/15/24 (c)	1,139,850
370,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-2 (RB) 5.00%, 07/15/19 (c) (p)	376,963
6,525,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	7,215,345
1,000,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series C (RB) 6.50%, 01/15/24 (c)	1,149,190
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
3,500,000	3.50%, 06/01/22 (c)	3,443,125
4,000,000	5.00%, 06/01/22 (c)	3,912,320
2,630,000	5.00%, 06/01/25	2,905,545
400,000	5.00%, 06/01/27	446,328
750,000	5.00%, 06/01/28 (c)	816,652
3,500,000	5.25%, 06/01/22 (c)	3,522,505
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-2 (RB)
10,000,000	5.00%, 06/01/22 (c)	9,780,800
14,585,000	5.30%, 06/01/22 (c)	14,924,247
73,745,000	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series B (RB) 0.00%, 11/16/18 (c) ^	12,184,149
250,000	Independent Cities Finance Authority, Mobil Home Park, Series A (RB) 3.75%, 10/15/26 (c)	227,755

See Notes to Financial Statements

79

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

California: (continued)
$9,410,000	Inland Empire Tobacco Securitization Authority (RB) 0.00%, 11/16/18 (c) ^	$1,278,348
4,005,000	Inland Empire Tobacco Securitization Authority, Series A (RB) 4.63%, 11/16/18 (c)	4,004,960
790,000	Inland Empire Tobacco Securitization Authority, Series B (RB) 5.75%, 06/01/21 (c)	822,564
1,000,000	Irvine Unified School District No. 09-1, Series D (ST) 5.00%, 09/01/27 (c)	1,070,650
405,000	Lake Elsinore Public Financing Authority (ST) 5.00%, 09/01/25 (c)	432,467
50,000	Lincoln Public Financing Authority, Twelve Bridges, Series B (SA) 6.00%, 09/02/21 (c)	53,481
1,575,000	MSR Energy Authority, Series A (RB) 6.50%, 11/01/39	2,109,130
	MSR Energy Authority, Series B (RB)
1,680,000	6.13%, 11/01/29	2,035,186
805,000	6.50%, 11/01/39	1,078,000
2,500,000	7.00%, 11/01/34	3,419,550
	MSR Energy Authority, Series C (RB)
700,000	6.13%, 11/01/29	847,994
3,850,000	6.50%, 11/01/39	5,155,650
3,105,000	7.00%, 11/01/34	4,247,081
	Orange County Community Facilities District No. 1, Series A (ST)
1,000,000	4.25%, 08/15/25 (c)	1,015,270
465,000	5.25%, 08/15/25 (c)	502,084
	Palomar Health (CP) (AGM)
1,500,000	4.00%, 11/01/27 (c)	1,404,570
250,000	5.00%, 11/01/26 (c)	269,808
500,000	5.00%, 11/01/26 (c)	530,420
115,000	Patterson Public Financing Authority, Community Facilities District No. 2001-1, Series A (ST) 4.00%, 09/01/21	118,190
1,000,000	Perris Union High School District Financing Authority (ST) 5.00%, 03/01/25 (c)	1,068,070
750,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/25 (c)	803,662
180,000	Rancho Cordova Community Facilities District No. 2003-1 (ST) 4.00%, 09/01/26 (c)	179,755
3,000,000	River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (ST) 5.50%, 09/01/22 (c)	3,173,400
500,000	Romoland School District No. 2004-1 (ST) 5.00%, 09/01/25 (c)	539,440
25,000	Sacramento County (CP) (AMBAC) 4.75%, 12/03/18 (c)	25,027
Principal Amount		Value

California: (continued)
	Sacramento County, Community Facilities District No. 2005-2 (ST)
$495,000	5.00%, 09/01/26 (c)	$526,601
345,000	5.00%, 09/01/26 (c)	368,936
3,120,000	San Buenaventura, California Community Memorial Health System (RB) 7.50%, 12/01/21 (c)	3,412,562
	San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series A (RB)
145,000	0.00%, 01/15/32 ^	84,303
1,750,000	5.00%, 01/15/25 (c)	1,866,970
3,780,000	5.00%, 01/15/25 (c)	4,019,765
500,000	5.00%, 01/15/25 (c)	548,185
2,300,000	5.00%, 01/15/25 (c)	2,481,424
200,000	San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series B (RB) 5.25%, 01/15/25 (c)	213,828
	Saugus Hart School Facilities Financing Authority, Community Facilities District No. 2006-1 (ST)
500,000	5.00%, 03/01/26 (c)	530,490
500,000	5.00%, 03/01/26 (c)	532,125
	Silicon Valley Tobacco Securitization Authority (RB)
9,750,000	0.00%, 11/16/18 (c) ^	314,438
7,515,000	0.00%, 11/16/18 (c) ^	544,011
9,000,000	0.00%, 12/03/18 (c) ^	3,339,180
18,050,000	South California Tobacco Securitization Authority, Series C (RB) 0.00%, 11/16/18 (c) ^	2,862,008
1,035,000	Thousand Oaks, California Community Facilities, District No. 1994-1 (ST) 5.38%, 09/01/22 (c)	1,068,306
	Tobacco Securitization Authority of Northern California, Series A-1 (RB)
2,085,000	5.38%, 11/16/18 (c)	2,095,925
6,025,000	5.50%, 11/16/18 (c)	6,056,571
8,000,000	Tobacco Securitization Authority of Northern California, Series C (RB) 0.00%, 11/16/18 (c) ^	902,480
	Tobacco Securitization Authority of Southern California, Series A-1 (RB)
5,455,000	5.00%, 11/16/18 (c)	5,468,583
7,425,000	5.13%, 11/16/18 (c)	7,443,488
	Tobacco Securitization Authority of Southern California, Series B (RB)
10,485,000	0.00%, 11/16/18 (c) ^	1,700,982
15,000,000	0.00%, 11/16/18 (c) ^	2,743,500
15,940,000	Tobacco Securitization Authority of Southern California, Series D (RB) 0.00%, 11/16/18 (c) ^	1,925,074
	Tustin Community Facilities District, Series A (ST)
100,000	5.00%, 09/01/25 (c)	107,030
100,000	5.00%, 09/01/25 (c)	107,341

See Notes to Financial Statements

80

Principal Amount		Value

California: (continued)
$750,000	Val Verde Unified School District (ST) 5.00%, 03/01/25 (c)	$794,985
455,000	Vernon Electric System, Series A (RB) 5.13%, 08/01/19 (c)	464,450
2,500,000	West Contra Costa Healthcare District (CP) 6.25%, 07/01/21 (c)	2,714,425
	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST)
795,000	4.00%, 09/01/21	639,220
535,000	5.30%, 09/01/22 (c)	425,496
445,000	William S. Hart Union High School District No. 2015-1 (ST) 5.00%, 09/01/26 (c)	474,023
		324,686,352
Colorado: 1.9%
	Arista Metropolitan District in the City and County of Broomfield, Series A (GO)
500,000	5.00%, 12/01/23 (c)	501,630
750,000	5.13%, 12/01/23 (c)	752,182
1,000,000	Base Village Metropolitan District No. 2, Series A (GO) 5.75%, 12/01/21 (c)	1,000,600
	Castle Oaks Metropolitan District No 3 (GO)
500,000	5.00%, 12/01/20 (c)	480,725
500,000	5.00%, 12/01/20 (c)	491,530
	Centerra Metropolitan District No. 1 (TA)
500,000	5.00%, 12/01/22 (c)	500,270
500,000	5.00%, 12/01/22 (c)	504,730
500,000	5.00%, 12/01/22 (c)	527,080
3,900,000	City and County of Denver, United Airlines, Inc. Project (RB) 5.00%, 10/01/23 (c)	4,098,939
1,750,000	City of Fruita, Colorado Healthcare Canyons Hospital and Medical Center, Series B (RB) 5.50%, 01/01/28 (c)	1,831,672
1,035,000	City of Lakewood, Colorado Plaza Metropolitan District No. 1 (TA) 5.00%, 12/01/22 (c)	1,054,831
	Colorado Educational and Cultural Facilities Authority, Loveland Classical Schools Project (RB)
1,000,000	5.00%, 07/01/26 (c)	980,830
500,000	5.00%, 07/01/26 (c)	501,230
	Colorado Health Facilities Authority, Catholic Health Initiatives, Series A (RB)
360,000	4.50%, 12/03/18 (c)	360,328
260,000	4.75%, 12/03/18 (c)	252,751
960,000	5.00%, 07/01/19 (c)	969,763
890,000	5.00%, 02/01/21 (c)	911,591
150,000	5.00%, 02/01/21 (c)	157,568
Principal Amount		Value

Colorado: (continued)
$245,000	5.25%, 07/01/19 (c)	$250,152
105,000	Colorado Health Facilities Authority, Christian Living Neighborhoods (RB) 5.00%, 01/01/24 (c)	109,616
	Colorado Health Facilities Authority, Evangelical Lutheran Good Samaritan Society Project (RB)
1,500,000	5.00%, 06/01/27 (c)	1,584,555
335,000	5.00%, 06/01/27 (c)	359,623
400,000	5.00%, 06/01/27 (c)	432,724
	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB)
750,000	5.20%, 12/03/18 (c)	750,285
1,700,000	5.30%, 12/03/18 (c)	1,674,143
1,600,000	Colorado Health Facilities Authority, Ralston Creek at Arvada Project, Series A (RB) 5.75%, 11/01/25 (c)	1,614,528
1,150,000	Colorado Health Facilities Authority, Sunny Vista Living Center Project (RB) 6.13%, 12/01/25 (c)	1,190,940
	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project (RB)
1,695,000	5.00%, 06/01/22 (c)	1,760,715
195,000	5.00%, 06/01/27 (c)	210,362
	Colorado High Performance Transportation Enterprise (RB)
250,000	5.00%, 12/31/24 (c)	263,385
250,000	5.00%, 12/31/24 (c)	263,945
2,500,000	Colorado International Center, Metropolitan District No. 14 (GO) 5.88%, 12/01/23 (c)	2,595,025
	Copperleaf Metropolitan District No. 2 (GO)
500,000	5.25%, 12/01/20 (c)	520,530
500,000	5.75%, 12/01/20 (c)	519,800
	Crowfoot Valley Ranch Metropolitan District No. 2, Series A (GO)
1,000,000	5.63%, 12/01/23 (c)	967,260
1,500,000	5.75%, 12/01/23 (c)	1,441,920
	Denver Convention Center Hotel Authority (RB)
250,000	5.00%, 12/01/26 (c)	263,050
1,000,000	5.00%, 12/01/26 (c)	1,085,350
	Dominion Water and Sanitation District (RB)
1,500,000	5.75%, 12/01/21 (c)	1,569,690
500,000	6.00%, 12/01/21 (c)	524,140
	Eaton Area Park and Recreation District (GO)
250,000	5.25%, 12/01/22 (c)	259,835
310,000	5.50%, 12/01/22 (c)	324,958
250,000	5.50%, 12/01/22 (c)	264,753

See Notes to Financial Statements

81

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Colorado: (continued)
	Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA)
$1,040,000	4.50%, 11/01/25 (c)	$992,181
265,000	5.25%, 11/01/25 (c)	264,685
	Lambertson Farms Metropolitan District No. 1 (GO)
500,000	5.75%, 12/15/23 (c)	490,400
500,000	6.00%, 12/15/23 (c)	490,190
1,000,000	Southglenn Metropolitan District (GO) 5.00%, 12/01/21 (c)	962,030
500,000	Southlands Metropolitan District No. 1, Series A-1 (GO) 5.00%, 12/01/27 (c)	519,585
	Sterling Ranch Community Authority Board, Colorado Limited Tax, Series A (RB)
3,500,000	5.00%, 12/01/22 (c)	3,447,080
500,000	5.00%, 12/01/22 (c)	499,980
1,000,000	5.00%, 12/01/22 (c)	1,011,450
		45,357,115
Connecticut: 0.4%
630,000	Bridgeport Housing Authority, Energy Performance Equipment (RB) 5.60%, 11/13/18 (c)	622,705
120,000	Connecticut State Health and Educational Facilities Authority, Series F (RB) 4.00%, 07/01/26 (c)	119,111
	Connecticut State Health and Educational Facilities Authority, Series J (RB)
735,000	4.25%, 07/01/22 (c)	756,065
380,000	5.00%, 07/01/22 (c)	401,972
470,000	5.00%, 07/01/22 (c)	493,528
235,000	Connecticut State Health and Educational Facilities Authority, Stamford Hospital, Series I (RB) 4.50%, 07/01/20 (c)	241,056
	Connecticut State Health and Educational Facilities Authority, Stamford Hospital, Series J (RB)
655,000	4.50%, 07/01/22 (c)	674,133
100,000	5.00%, 07/01/22 (c)	105,464
1,040,000	Hartford Stadium Authority, Series A (RB) 4.00%, 02/01/25 (c)	823,930
	Mohegan Tribe of Indians of Connecticut, Series C (RB)
400,000	4.75%, 02/01/20	404,428
250,000	5.75%, 02/01/24	262,178
1,000,000	6.25%, 02/01/26 (c)	1,086,510
	Town of Hamden, Connecticut, Series A (RB)
435,000	7.63%, 01/01/20 (c)	448,907
2,000,000	7.75%, 01/01/20 (c)	2,060,080
		8,500,067
Principal Amount		Value

Delaware: 0.0%
$275,000	Delaware Economic Development Authority, Indian River Power, LLC Project (RB) 5.38%, 10/01/20 (c)	$285,439
	Delaware Economic Development Authority, Series A (RB)
500,000	5.00%, 06/01/26 (c)	477,665
250,000	5.00%, 06/01/26 (c)	246,255
		1,009,359
District of Columbia: 1.0%
	District of Columbia Tobacco Settlement Financing Corp. (RB)
33,660,000	0.00%, 11/16/18 (c) ^	3,081,236
7,960,000	0.00%, 12/03/18 (c) ^	1,225,681
59,000	6.50%, 05/15/33	64,478
	District of Columbia, Ingleside at Rock Creek Project, Series A (RB)
665,000	4.13%, 07/01/24 (c)	656,621
1,000,000	5.00%, 07/01/24 (c)	974,500
270,000	5.00%, 07/01/24 (c)	270,734
250,000	5.00%, 07/01/24 (c)	255,808
4,010,000	District of Columbia, National Center for Law Enforcement Issue, Series A (RB) 7.75%, 07/01/21 (c)	4,190,290
1,000,000	District of Columbia, National Center for Law Enforcement Issue, Series B (RB) 6.38%, 12/03/18 (c)	999,560
	District of Columbia, Provident Group - Howard Properties, LLC Issue (RB)
1,115,000	5.00%, 10/01/22 (c)	1,124,801
395,000	5.00%, 10/01/22 (c)	394,088
750,000	5.00%, 10/01/22 (c)	723,105
985,000	6.25%, 04/01/21 (c)	1,031,541
1,525,000	6.50%, 04/01/21 (c)	1,593,960
1,450,000	6.50%, 04/01/21 (c)	1,518,947
1,110,000	District of Columbia, The Howard University Issue, Series A (RB) 6.25%, 04/01/21 (c)	1,182,150
	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series A (RB)
825,000	0.00%, 10/01/37 ^	345,197
1,895,000	5.00%, 04/01/22 (c)	1,978,209
	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B (RB)
5,520,000	0.00%, 10/01/37 ^	2,396,674
245,000	6.50%, 10/01/28 (c)	303,560
		24,311,140
Florida: 4.0%
1,490,000	Alachua County, Florida Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB) 8.00%, 10/01/22 (c)	1,685,816

See Notes to Financial Statements

82

Principal Amount		Value

Florida: (continued)
	Alachua County, Florida Health Facilities Authority, Terraces at Bonita Springs Project, Series A (RB)
$1,540,000	8.00%, 11/15/21 (c)	$1,694,077
1,005,000	8.13%, 11/15/21 (c)	1,102,204
	Alachua County, Health Facilities Authority, East Ridge Retirement Village, Inc. (RB)
500,000	6.00%, 11/15/24 (c)	519,175
1,000,000	6.25%, 11/15/24 (c)	1,037,020
55,000	Brevard County, Florida Tuff Florida Tech Project (RB) 6.75%, 11/01/19 (c)	56,043
1,335,000	Cape Coral Health Facilities Authority, Gulf Care, Inc. Project (RB) 6.00%, 07/01/25 (c)	1,408,225
145,000	Capital Trust Agency Jacksonville Pool Project, Series A (RB) 4.75%, 12/01/22 (c)	158,404
500,000	Capital Trust Agency, Inc., Educational Facilities, Renaissance Charter School, Inc., Series A (RB) 5.25%, 06/15/27 (c)	448,315
500,000	Capital Trust Agency, Inc., Tallahassee Tapestry Senior Housing Project, Series A (RB) 7.13%, 12/01/25 (c)	516,045
1,000,000	Capital Trust Agency, Inc., Tuscan Gardens of Palm Cost Project, Series A (RB) 7.00%, 04/01/24 (c)	933,300
2,220,000	Capital Trust Agency, Inc., Tuscan Senior Living Community Project, Series A (RB) 7.00%, 04/01/22 (c)	2,092,594
	Capital Trust Agency, Tapestry Walden, Series A (RB)
975,000	6.75%, 07/01/27 (c)	994,071
975,000	7.00%, 07/01/27 (c)	1,002,241
	Capital Trust Agency, University Bridge, LLC Student Housing Project, Series A (RB)
2,340,000	5.25%, 12/01/28 (c)	2,274,480
500,000	5.25%, 12/01/28 (c)	495,160
750,000	City of Jacksonville, Educational Facilities, Series B (RB) 5.00%, 06/01/28 (c)	764,265
	City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project (RB)
230,000	4.00%, 06/01/25 (c)	219,825
300,000	5.00%, 06/01/25 (c)	314,190
2,500,000	5.00%, 06/01/25 (c)	2,632,950
	City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project, Series A (RB)
475,000	4.00%, 12/01/25 (c)	435,209
5,040,000	5.00%, 12/01/25 (c)	5,240,743
Principal Amount		Value

Florida: (continued)
	Collier County Industrial Development Authority, Arlington of Naples Project, Series A (RB)
$1,150,000	7.00%, 05/15/24	$1,136,165
2,500,000	8.13%, 05/15/24 (c)	2,420,200
	Florida Development Finance Corp., Florida Charter Foundation, Inc., Series A (RB)
1,000,000	4.75%, 07/15/26 (c)	932,890
500,000	6.00%, 06/15/27 (c)	479,425
1,000,000	6.13%, 06/15/27 (c)	947,750
	Florida Development Finance Corp., Miami Arts Charter School Project, Series A (RB)
360,000	5.63%, 06/15/24 (c)	342,162
450,000	5.88%, 06/15/24 (c)	416,803
695,000	6.00%, 06/15/24 (c)	620,989
	Florida Development Finance Corp., Renaissance Charter School, Inc. Projects, Series A (RB)
1,000,000	5.75%, 06/15/24 (c)	1,047,750
2,600,000	6.00%, 06/15/22 (c)	2,685,254
500,000	6.00%, 06/15/25 (c)	516,490
685,000	6.13%, 06/15/25 (c)	697,419
3,000,000	7.63%, 06/15/21 (c)	3,230,550
5,250,000	Florida Development Finance Corp., Tuscan Isle ChampionsGate Project, Series A (RB) 6.38%, 06/01/23 (c)	4,670,767
375,000	Florida Development Finance Corp., Tuscan Isle Senior Living Community Project, Series A (RB) 6.00%, 06/01/23 (c)	346,669
	Florida Higher Educational Facilities Financial Authority, Jacksonville University Project, Series A1 (RB)
750,000	4.50%, 06/01/28 (c)	758,130
500,000	4.75%, 06/01/28 (c)	507,680
750,000	5.00%, 06/01/28 (c)	770,077
500,000	Highlands County Health Facilities Authority, Trousdale Foundation Properties, Series A (RB) 6.25%, 04/01/28 (c)	486,060
500,000	Lake County, Village Veranda at Lady Lake Project, Series A-1 (RB) 7.13%, 01/01/27 (c)	467,325
75,000	Lakes by the Bay South Community Development District (SA) 5.00%, 11/01/22 (c)	76,589
365,000	Lakewood Ranch Stewardship District (SA) 4.00%, 05/01/21	367,467
	Lee County Industrial Development Authority, Industrial Development, Community Charter Schools, LLC Projects, Series A (RB)
1,895,000	5.25%, 12/03/18 (c)	1,878,059
3,500,000	5.38%, 12/03/18 (c)	3,260,145
1,475,000	5.75%, 06/15/22 (c)	1,403,654

See Notes to Financial Statements

83

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Florida: (continued)
$300,000	Leon County Educational Facilities Authority, Heritage Grove Project (RB) (ACA) 5.13%, 12/03/18 (c)	$289,002
	Martin County Health Facilities Authority, Martin Memorial Medical Center (RB)
530,000	4.00%, 11/15/24 (c)	515,298
390,000	4.25%, 11/15/24 (c)	375,558
100,000	5.13%, 11/15/21 (c)	104,611
800,000	5.50%, 11/15/21 (c)	858,816
1,250,000	5.50%, 11/15/21 (c)	1,327,325
	Miami Beach Health Facilities Authority, Mount Sinai Medical Center (RB)
1,950,000	4.25%, 11/15/19 (c)	1,927,633
925,000	5.00%, 11/15/24 (c)	957,097
1,910,000	5.00%, 11/15/24 (c)	1,983,478
250,000	Miami World Center Community Development District (SA) 5.25%, 11/01/27 (c)	253,760
	Miami-Dade County Industrial Development Authority, NCCD-Biscayne Properties LLC Project, Series A (RB)
1,390,000	5.00%, 06/01/25 (c)	1,375,113
1,765,000	5.00%, 06/01/25 (c)	1,765,900
525,000	5.00%, 06/01/25 (c)	536,487
	Miami-Dade County, Florida Seaport Department, Series A (RB)
240,000	5.00%, 10/01/23 (c)	257,911
65,000	5.38%, 10/01/23 (c)	71,379
175,000	6.00%, 10/01/23 (c)	196,774
2,460,000	Miami-Dade County, Florida Seaport Department, Series B (RB) 6.00%, 10/01/23 (c)	2,754,191
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
500,000	5.00%, 10/01/25 (c)	533,035
500,000	5.00%, 10/01/25 (c)	538,685
1,000,000	Mid-Bay Bridge Authority, Second Senior Lien, Series C (RB) 5.00%, 10/01/25 (c)	1,059,850
640,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA) 4.25%, 05/01/23 (c)	655,258
	Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
1,945,000	4.25%, 05/01/23 (c)	1,991,369
1,480,000	5.00%, 05/01/23 (c)	1,527,449
155,000	North Broward Hospital District, Series B (RB) 5.00%, 01/01/28 (c)	165,804
	Northern Palm Beach County Improvement District (RB)
200,000	5.00%, 08/01/27 (c)	203,388
200,000	5.00%, 08/01/27 (c)	205,114
Principal Amount		Value

Florida: (continued)
$890,000	Orange County Industrial Development Authority, Series B (RB) 5.00%, 07/01/25 (c)	$691,379
	Orlando, Florida Aviation Authority, JetBlue Airways Corp. Project (RB)
1,740,000	5.00%, 05/15/23 (c)	1,803,458
1,500,000	5.00%, 05/15/23 (c)	1,587,795
1,500,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series A (RB) 7.50%, 06/01/22 (c)	1,694,640
195,000	Palm Cost Park Community Development District (SA) 5.70%, 12/03/18 (c)	187,884
390,000	Sumter County, Florida Village Community Development District No. 8 (SA) 6.13%, 05/01/20 (c)	410,058
845,000	Sumter County, Florida Village Community Development District No. 9 (SA) 5.50%, 05/01/22 (c)	889,929
400,000	Town of Davie, Florida Educational Facilities, Nova Southeastern University Project, Series A (RB) 6.00%, 04/01/23 (c)	443,664
	Village Community Development District No. 12 (SA)
250,000	3.25%, 05/01/26	244,940
2,485,000	3.63%, 05/01/26 (c)	2,384,581
2,490,000	3.88%, 05/01/26 (c)	2,309,375
1,000,000	4.25%, 05/01/28 (c)	982,800
1,250,000	4.38%, 05/01/28 (c)	1,226,100
500,000	Volusia County Industrial Development Authority, Woodland Towers Project, Series C (RB) 7.25%, 07/01/24 (c)	480,400
		94,258,109
Georgia: 0.9%
15,000	Albany-Dougherty Inner City Authority, Series A (RB) (XLCA) 4.50%, 12/03/18 (c)	15,001
	Atlanta Development Authority, Senior Health Care Facilities, Series A-1 (RB)
1,000,000	6.50%, 01/01/28 (c)	974,550
2,725,000	6.75%, 01/01/28 (c)	2,608,615
2,500,000	7.00%, 01/01/28 (c)	2,435,175
	Cobb County Development Authority, Provident Village at Creekside Project, Series A (RB)
1,000,000	6.00%, 07/01/23 (c)	854,150
500,000	6.00%, 07/01/23 (c)	450,635
	Greene County Development Authority, Glen-I, LLC Project, Series A (RB)
500,000	6.13%, 01/01/25	472,760
625,000	7.25%, 01/01/25 (c)	584,206

See Notes to Financial Statements

84

Principal Amount		Value

Georgia: (continued)
	Macon-Bibb County Urban Development Authority, Academy for Classical Education, Inc., Series A (RB)
$250,000	5.75%, 06/15/27 (c)	$252,008
500,000	5.88%, 06/15/27 (c)	503,090
1,000,000	6.00%, 06/15/27 (c)	1,007,940
	Marietta Development Authority, Life University, Inc. Project, Series A (RB)
500,000	5.00%, 11/01/27 (c)	515,345
750,000	5.00%, 11/01/27 (c)	779,745
	Private Colleges and Universities Authority, Savannah College of Art and Design Projects (RB)
1,200,000	4.13%, 04/01/24 (c)	1,211,280
5,405,000	5.00%, 04/01/24 (c)	5,700,545
3,850,000	Rockdale County Development Authority, Pratt Paper LLC Project (RB) 4.00%, 01/01/28 (c)	3,671,013
		22,036,058
Guam: 0.6%
	A. B. Won Pat International Airport Authority, Series C (RB)
1,000,000	5.00%, 10/01/21	1,026,990
200,000	6.25%, 10/01/23 (c)	217,932
1,100,000	Guam Economic Development and Commerce Authority (RB) 5.63%, 11/16/18 (c)	1,055,472
1,100,000	Guam Government Department of Education, John F. Kennedy Project, Series A (CP) 6.88%, 12/01/20 (c)	1,124,299
	Guam Government Limited Obligation, Series A (RB)
620,000	5.00%, 12/01/26 (c)	653,232
1,250,000	5.63%, 12/01/19 (c)	1,298,175
50,000	6.00%, 11/15/19	50,633
	Guam Government Waterworks Authority, Water and Wastewater System (RB)
1,375,000	5.00%, 07/01/26 (c)	1,425,380
500,000	5.25%, 07/01/23 (c)	524,805
355,000	5.50%, 07/01/20 (c)	374,383
3,530,000	5.50%, 07/01/23 (c)	3,729,974
355,000	5.63%, 07/01/20 (c)	375,107
	Guam Power Authority, Series A (RB)
345,000	5.00%, 10/01/22 (c)	357,120
500,000	5.00%, 10/01/27 (c)	521,530
250,000	5.50%, 10/01/20 (c)	265,568
		13,000,600
Hawaii: 0.4%
	Kuakini, Hawaii Health System, Series A (RB)
1,270,000	6.30%, 12/03/18 (c)	1,273,111
1,675,000	6.38%, 12/03/18 (c)	1,630,947
Principal Amount		Value

Hawaii: (continued)
	State of Hawaii, Department of Budget and Finance, Series A (RB)
$400,000	5.00%, 01/01/25 (c)	$372,052
1,400,000	6.25%, 07/01/23 (c)	1,449,042
2,085,000	6.63%, 07/01/23 (c)	2,167,107
2,000,000	6.88%, 07/01/23 (c)	2,068,360
		8,960,619
Idaho: 0.3%
	Idaho Health Facilities Authority, Madison Memorial Hospital Project (RB)
450,000	3.50%, 09/01/26 (c)	382,842
1,135,000	5.00%, 09/01/26 (c)	1,173,545
	Idaho Health Facilities Authority, Terraces of Boise Project, Series A (RB)
100,000	7.00%, 10/01/24	109,004
900,000	7.38%, 10/01/24 (c)	975,663
2,000,000	8.00%, 10/01/24 (c)	2,217,480
1,000,000	8.13%, 10/01/24 (c)	1,112,280
		5,970,814
Illinois: 14.7%
	Chicago Board of Education, Series A (GO)
5,770,000	5.00%, 12/01/21 (c)	5,738,496
14,665,000	5.00%, 12/01/22 (c)	14,482,421
300,000	5.00%, 12/01/23	325,128
100,000	5.00%, 12/01/25	110,189
250,000	5.00%, 12/01/28 (c)	254,550
250,000	5.00%, 12/01/28 (c)	270,780
410,000	5.25%, 12/01/21 (c)	413,456
75,000	5.50%, 12/01/19	76,655
8,615,000	5.50%, 12/01/21 (c)	8,755,855
110,000	5.50%, 12/01/25	119,589
105,000	5.50%, 12/01/26	113,819
200,000	5.50%, 12/01/26	215,078
5,200,000	7.00%, 12/01/25 (c)	6,080,100
14,020,000	7.00%, 12/01/25 (c)	15,888,305
250,000	7.00%, 12/01/27 (c)	291,890
	Chicago Board of Education, Series B (GO)
1,475,000	5.00%, 12/01/22 (c)	1,482,508
1,105,000	5.00%, 12/01/22 (c)	1,112,249
	Chicago Board of Education, Series C (GO)
1,910,000	5.00%, 12/03/18 (c)	1,910,325
1,230,000	5.00%, 12/03/18 (c)	1,230,148
1,060,000	5.00%, 12/03/18 (c)	1,060,848
600,000	5.00%, 12/03/18 (c)	600,546
250,000	5.00%, 12/01/27 (c)	253,453
6,250,000	5.00%, 12/01/27 (c)	6,410,312
2,000,000	5.00%, 12/01/27	2,072,280
745,000	5.25%, 12/03/18 (c)	745,603
150,000	5.25%, 12/03/18 (c)	150,105
795,000	5.25%, 12/03/18 (c)	795,429
5,265,000	5.25%, 12/01/24 (c)	5,368,984
4,110,000	5.25%, 12/01/24 (c)	4,163,142
1,000,000	6.00%, 12/01/24 (c)	1,069,110

See Notes to Financial Statements

85

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Illinois: (continued)
$1,930,000	Chicago Board of Education, Series E (GO) 5.13%, 12/01/24 (c)	$1,970,819
	Chicago Board of Education, Series F (GO)
3,260,000	5.00%, 12/01/20 (c)	3,274,540
1,425,000	5.00%, 12/01/20	1,465,470
5,500,000	Chicago Board of Education, Series H (GO) 5.00%, 12/01/27 (c)	5,511,715
400,000	Chicago O’Hare International Airport (RB) 5.50%, 01/01/23 (c)	445,652
	Chicago School Reform Board of Trustees, Series A (GO)
160,000	0.00%, 12/01/21 ^	144,698
250,000	0.00%, 12/01/23 ^	206,275
140,000	0.00%, 12/01/25 ^	104,234
845,000	0.00%, 12/01/29 ^	507,752
	Chicago School Reform Board of Trustees, Series B-1 (GO)
450,000	0.00%, 12/01/21 ^	406,962
120,000	0.00%, 12/01/22 ^	103,991
465,000	0.00%, 12/01/24 ^	364,830
1,310,000	0.00%, 12/01/25 ^	975,334
805,000	0.00%, 12/01/26 ^	567,662
185,000	0.00%, 12/01/27 ^	123,832
545,000	0.00%, 12/01/28 ^	345,601
445,000	0.00%, 12/01/29 ^	267,396
400,000	0.00%, 12/01/30 ^	227,668
135,000	0.00%, 12/01/31 ^	72,869
345,000	Chicago Transit Authority, Federal Transit Administration Section 5307 (RB) 5.00%, 06/01/21	365,086
	City of Chicago (GO)
195,000	0.00%, 01/01/28 ^	130,748
170,000	0.00%, 01/01/33 ^	86,831
290,000	0.00%, 01/01/34 ^	140,221
915,000	City of Chicago, Modern School Across Chicago Program, Series A (GO) 5.00%, 12/01/20 (c)	947,684
	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO)
235,000	5.00%, 01/01/25	251,556
910,000	5.25%, 01/01/25 (c)	964,909
945,000	5.25%, 01/01/25 (c)	1,006,784
7,990,000	5.50%, 01/01/25 (c)	8,419,782
855,000	5.50%, 01/01/25 (c)	914,756
115,000	5.50%, 01/01/25 (c)	123,361
1,585,000	City of Chicago, O’Hare International Airport, Senior Lien (RB) 5.75%, 01/01/23 (c)	1,762,885
	City of Chicago, Series A (GO)
140,000	0.00%, 01/01/29 ^	89,151
905,000	4.63%, 01/01/21 (c)	907,815
200,000	5.00%, 12/03/18 (c)	200,406
500,000	5.00%, 12/01/20 (c)	519,705
Principal Amount		Value

Illinois: (continued)
$2,160,000	5.00%, 01/01/21 (c)	$2,179,246
370,000	5.00%, 01/01/21	382,702
865,000	5.00%, 01/01/22 (c)	881,911
1,015,000	5.00%, 01/01/22 (c)	1,036,356
395,000	5.00%, 01/01/23	416,658
640,000	5.00%, 01/01/24 (c)	658,419
2,935,000	5.00%, 01/01/24 (c)	3,008,580
985,000	5.00%, 01/01/24 (c)	1,011,516
270,000	5.25%, 12/03/18 (c)	270,410
470,000	5.25%, 12/03/18 (c)	470,503
280,000	5.25%, 12/03/18 (c)	280,445
2,110,000	5.25%, 01/01/21 (c)	2,147,811
1,120,000	5.25%, 01/01/24 (c)	1,169,795
280,000	5.25%, 01/01/24 (c)	294,168
600,000	5.25%, 01/01/24 (c)	625,260
150,000	5.25%, 01/01/24 (c)	158,018
1,150,000	5.25%, 01/01/24 (c)	1,216,401
880,000	5.38%, 01/01/25 (c)	939,030
580,000	5.50%, 01/01/25 (c)	609,609
445,000	5.50%, 01/01/25 (c)	471,642
1,320,000	5.50%, 01/01/25 (c)	1,402,685
500,000	5.63%, 01/01/27 (c)	552,420
1,000,000	5.63%, 01/01/27 (c)	1,113,650
180,000	5.75%, 01/01/27 (c)	198,841
6,400,000	6.00%, 01/01/27 (c)	7,114,048
870,000	City of Chicago, Series B (GO) 5.00%, 01/01/23	920,460
	City of Chicago, Series C (GO)
555,000	0.00%, 01/01/30 ^	329,331
195,000	0.00%, 01/01/32 ^	103,370
300,000	5.00%, 01/01/20	306,246
1,235,000	5.00%, 01/01/22	1,291,859
1,800,000	5.00%, 01/01/22 (c)	1,881,774
110,000	5.00%, 01/01/22 (c)	114,395
195,000	5.00%, 01/01/22 (c)	202,199
1,110,000	5.00%, 01/01/24	1,178,820
1,760,000	5.00%, 01/01/25	1,879,979
2,600,000	5.00%, 01/01/26 (c)	2,667,496
380,000	5.00%, 01/01/26	407,113
	City of Chicago, Series D (GO)
870,000	5.00%, 01/01/19 (c)	871,192
345,000	5.00%, 01/01/19 (c)	345,597
1,045,000	5.50%, 01/01/25 (c)	1,101,211
710,000	5.50%, 01/01/25 (c)	745,855
520,000	5.50%, 01/01/25 (c)	552,573
2,715,000	5.50%, 01/01/25 (c)	2,877,547
	City of Chicago, Series E (GO)
910,000	5.50%, 01/01/25 (c)	954,954
915,000	5.50%, 01/01/25 (c)	967,750
1,020,000	City of Chicago, Water Revenue, Second Lien (RB) (AMBAC) 5.75%, 11/01/30	1,136,280
	City of Harvey, Series A (GO)
465,000	5.50%, 12/03/18 (c) (d) *	255,750
3,600,000	5.63%, 12/03/18 (c) (d) *	1,980,000
625,000	Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	656,762

See Notes to Financial Statements

86

Principal Amount		Value

Illinois: (continued)
$1,020,000	Cook County, Illinois Recovery Zone Facility, Navistar International Corp. Project (RB) 6.75%, 10/15/20 (c)	$1,065,859
	Illinois Finance Authority, Admiral Lake Project (RB)
380,000	5.13%, 05/15/24 (c)	358,716
1,150,000	5.25%, 05/15/24 (c)	1,064,946
500,000	5.25%, 05/15/24 (c)	476,000
300,000	5.50%, 05/15/24 (c)	293,577
15,000	Illinois Finance Authority, Central Baptist Village (RB) 5.38%, 12/03/18 (c)	14,550
	Illinois Finance Authority, Franciscan Communities, Inc., Series A (RB)
705,000	4.75%, 05/15/23 (c)	710,992
260,000	5.13%, 05/15/23 (c)	266,061
860,000	5.25%, 05/15/23 (c)	884,759
	Illinois Finance Authority, Friendship Village of Schaumburg (RB)
1,850,000	5.00%, 02/15/27 (c)	1,705,922
2,500,000	5.00%, 02/15/27	2,489,750
2,140,000	5.13%, 02/15/27 (c)	1,935,502
	Illinois Finance Authority, Institute of Technology, Series A (RB)
890,000	5.00%, 12/03/18 (c)	835,754
2,610,000	5.00%, 12/03/18 (c)	2,527,785
500,000	Illinois Finance Authority, Intrinsic School Project, Series A (RB) 6.00%, 12/01/25 (c)	499,305
	Illinois Finance Authority, Lutheran Home and Obligated Group (RB)
500,000	5.50%, 05/15/22 (c)	524,495
400,000	5.75%, 05/15/22 (c)	414,188
1,555,000	Illinois Finance Authority, Navistar International Corp. Project (RB) 6.75%, 10/15/20 (c)	1,632,128
1,000,000	Illinois Finance Authority, Norwegian American Hospital Inc. (RB) 7.75%, 09/15/20 (c)	1,071,480
437,508	Illinois Finance Authority, Park Place of Elmhurst Project, Series B (RB) 5.63%, 05/15/20	434,616
	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB)
715,000	6.20%, 05/15/20 (c)	684,355
230,000	6.24%, 05/15/20 (c)	210,882
315,000	6.33%, 05/15/20 (c)	288,698
435,000	6.44%, 05/15/20 (c)	396,663
	Illinois Finance Authority, Silver Cross Hospital and Medical Center, Series C (RB)
230,000	5.00%, 08/15/25 (c)	244,663
525,000	5.00%, 08/15/25 (c)	549,859
	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB)
460,000	5.75%, 02/15/20 (c)	480,102
270,000	6.00%, 02/15/20 (c)	282,647
Principal Amount		Value

Illinois: (continued)
$880,000	Illinois Finance Authority, Three Crowns Park (RB) 5.25%, 02/15/24 (c)	$912,226
100,000	Illinois Finance Authority, Uno Chapter School Network, Inc. Project, Series B (RB) 7.13%, 10/01/21 (c)	104,779
	Illinois Sports Facilities Authority (RB) (AMBAC)
645,000	0.00%, 06/15/26 ^	463,994
1,000,000	5.00%, 06/15/24 (c)	1,076,410
	Metropolitan Pier and Exposition Authority (RB)
555,000	0.00%, 06/15/30 ^	322,760
410,000	5.70%, 06/15/23	451,455
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
840,000	0.00%, 06/15/29 ^	517,700
330,000	0.00%, 12/15/30 ^	187,041
125,000	0.00%, 06/15/31 ^	68,699
190,000	0.00%, 06/15/34 ^	88,120
510,000	0.00%, 12/15/34 ^	230,785
185,000	0.00%, 06/15/37 ^	72,302
115,000	0.00%, 06/15/39 ^	40,063
1,500,000	0.00%, 06/15/40 ^	493,380
7,410,000	5.00%, 06/15/22 (c)	7,534,562
3,230,000	5.00%, 12/15/25 (c)	3,317,371
250,000	5.00%, 12/15/27 (c)	257,368
400,000	5.50%, 06/15/20 (c)	403,420
1,400,000	5.50%, 12/15/25 (c)	1,480,038
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB)
1,080,000	0.00%, 06/15/28 ^	703,901
1,000,000	0.00%, 12/15/41 ^	300,240
720,000	0.00%, 12/15/50 ^	129,629
515,000	0.00%, 12/15/51 ^	87,277
740,000	0.00%, 12/15/54 ^	106,109
6,780,000	4.25%, 06/15/22 (c)	6,238,210
1,360,000	5.00%, 12/15/20	1,418,820
1,450,000	5.00%, 06/15/22 (c)	1,525,298
1,135,000	5.00%, 06/15/22 (c)	1,150,300
5,765,000	5.00%, 06/15/22 (c)	5,972,944
290,000	5.00%, 06/15/22 (c)	302,050
335,000	5.00%, 12/15/22	355,298
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B-2 (RB)
6,400,000	5.00%, 06/15/20 (c)	6,405,568
425,000	5.20%, 06/15/20 (c)	426,674
5,965,000	5.25%, 06/15/20 (c)	5,993,095
435,000	Northeastern Illinois University, Capital Improvement Project (CP) 4.00%, 10/01/22 (c)	333,401
230,000	Southwestern Illinois Development Authority (RB) 5.35%, 12/03/18 (c)	168,813

See Notes to Financial Statements

87

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Illinois: (continued)
$430,000	Southwestern Illinois Development Authority, United States Steel Corp. Project (RB) 5.75%, 08/01/22 (c)	$430,099
	State of Illinois (GO)
175,000	3.50%, 06/01/26 (c)	152,040
1,050,000	3.50%, 06/01/26 (c)	925,491
935,000	3.50%, 06/01/26 (c)	836,488
150,000	4.00%, 08/01/22 (c)	147,554
500,000	4.00%, 01/01/26 (c)	463,875
460,000	4.00%, 06/01/26 (c)	403,213
595,000	4.00%, 06/01/26 (c)	525,926
360,000	4.00%, 06/01/26 (c)	323,510
270,000	4.00%, 06/01/26 (c)	240,643
220,000	4.00%, 06/01/26 (c)	201,549
1,000,000	4.00%, 06/01/26 (c)	906,970
160,000	4.13%, 03/01/22 (c)	154,987
485,000	4.13%, 11/01/26 (c)	454,062
530,000	4.50%, 11/01/26 (c)	497,760
1,240,000	5.00%, 01/01/20 (c)	1,261,539
155,000	5.00%, 01/01/20 (c)	157,392
100,000	5.00%, 01/01/21	102,843
750,000	5.00%, 01/01/21	771,322
100,000	5.00%, 04/01/21	103,136
505,000	5.00%, 07/01/21	522,135
1,000,000	5.00%, 02/01/22	1,034,420
1,020,000	5.00%, 02/01/22	1,055,108
250,000	5.00%, 03/01/22 (c)	254,120
140,000	5.00%, 03/01/22 (c)	144,318
525,000	5.00%, 03/01/22	543,511
100,000	5.00%, 03/01/22 (c)	101,586
305,000	5.00%, 03/01/22 (c)	308,989
55,000	5.00%, 06/01/22	57,039
100,000	5.00%, 07/01/22	103,751
1,830,000	5.00%, 08/01/22 (c)	1,894,270
1,465,000	5.00%, 08/01/22	1,520,597
3,235,000	5.00%, 02/01/23	3,366,438
3,690,000	5.00%, 02/01/23	3,839,925
335,000	5.00%, 05/01/23	349,083
250,000	5.00%, 07/01/23	260,635
350,000	5.00%, 02/01/24 (c)	359,888
3,515,000	5.00%, 02/01/24 (c)	3,538,902
375,000	5.00%, 02/01/24 (c)	387,368
3,315,000	5.00%, 02/01/24	3,448,031
1,105,000	5.00%, 02/01/24	1,149,344
1,100,000	5.00%, 02/01/24 (c)	1,140,986
585,000	5.00%, 04/01/24 (c)	601,725
3,540,000	5.00%, 04/01/24 (c)	3,617,243
580,000	5.00%, 05/01/24	604,012
1,025,000	5.00%, 05/01/24 (c)	1,054,735
175,000	5.00%, 05/01/24 (c)	177,602
100,000	5.00%, 05/01/24 (c)	101,245
275,000	5.00%, 05/01/24 (c)	280,156
2,985,000	5.00%, 05/01/24 (c)	3,058,431
1,770,000	5.00%, 01/01/26 (c)	1,778,337
4,150,000	5.00%, 02/01/26	4,315,875
125,000	5.00%, 06/01/26	130,031
800,000	5.00%, 06/01/26 (c)	826,976
1,040,000	5.00%, 06/01/26 (c)	1,069,682
Principal Amount		Value

Illinois: (continued)
$1,000,000	5.00%, 11/01/26 (c)	$1,028,530
3,410,000	5.00%, 02/01/27 (c)	3,519,052
290,000	5.25%, 07/01/23 (c)	301,887
1,550,000	5.25%, 07/01/23 (c)	1,627,562
510,000	5.25%, 07/01/23 (c)	533,098
700,000	5.25%, 02/01/24 (c)	729,890
2,545,000	5.50%, 07/01/23 (c)	2,740,583
1,165,000	5.50%, 07/01/23 (c)	1,249,882
560,000	5.50%, 07/01/23 (c)	585,922
445,000	5.50%, 01/01/30	478,424
	State of Illinois, Series A (GO)
950,000	4.00%, 12/03/18 (c)	933,793
320,000	4.00%, 01/01/22 (c)	313,347
100,000	4.00%, 01/01/22 (c)	94,134
1,030,000	4.00%, 01/01/22 (c)	980,220
190,000	4.00%, 01/01/22 (c)	190,048
40,000	4.50%, 12/03/18 (c)	40,027
195,000	5.00%, 04/01/21	201,115
1,000,000	5.00%, 01/01/22 (c)	1,015,120
1,000,000	5.00%, 01/01/22 (c)	1,014,830
110,000	5.00%, 04/01/23 (c)	111,472
500,000	5.00%, 12/01/27 (c)	508,005
500,000	5.00%, 12/01/27 (c)	509,115
500,000	5.00%, 12/01/27	519,585
1,000,000	5.00%, 05/01/28 (c)	1,015,110
270,000	5.00%, 05/01/28 (c)	271,825
365,000	5.00%, 05/01/28 (c)	367,194
1,045,000	5.00%, 05/01/28 (c)	1,069,599
1,000,000	5.00%, 05/01/28 (c)	1,020,460
1,000,000	5.00%, 05/01/28 (c)	1,016,640
790,000	State of Illinois, Series B (GO) 5.25%, 01/01/21	816,528
	State of Illinois, Series D (GO)
1,815,000	3.25%, 11/01/26	1,647,421
4,000,000	5.00%, 11/01/23	4,174,040
5,000,000	5.00%, 11/01/25	5,206,500
3,310,000	5.00%, 11/01/26	3,442,665
5,770,000	5.00%, 11/01/27 (c)	5,951,351
1,500,000	5.00%, 11/01/27	1,558,365
360,000	Village of Bridgeview (GO) 5.00%, 12/01/22 (c)	313,607
	Village of Bridgeview, Series A (GO)
1,155,000	5.50%, 12/03/18 (c)	1,076,298
4,250,000	5.50%, 06/01/24 (c)	3,960,405
350,000	Village of Hillside, Mannhaein Redevelopment Project (TA) 7.00%, 12/03/18 (c)	357,287
	Will County Community High School District No. 210, Series B (GO)
160,000	0.00%, 01/01/27 ^	110,906
110,000	0.00%, 01/01/28 ^	72,315
90,000	0.00%, 01/01/29 ^	56,072
200,000	0.00%, 01/01/33 ^	99,230
		344,689,676
Indiana: 1.0%
	Allen County, Storypoint Fort Wayne Project, Series A-1 (RB)
300,000	6.75%, 01/15/24 (c)	314,373
225,000	6.88%, 01/15/24 (c)	236,243

See Notes to Financial Statements

88

Principal Amount		Value

Indiana: (continued)
	Barrington of Carmel Project, Series A (RB)
$1,300,000	7.13%, 11/15/22 (c)	$1,232,218
1,855,000	7.13%, 11/15/22 (c)	1,756,407
	City of Anderson, Anderson University (RB)
450,000	6.00%, 10/01/22 (c)	462,600
415,000	6.00%, 10/01/22 (c)	426,620
200,000	City of Crown Point, Indiana Economic Development, Series A (RB) 8.00%, 11/15/19 (c)	205,612
1,000,000	City of Rockport, Indiana Steel Corp. Project, Series A (RB) 7.00%, 02/01/22 (c)	1,009,060
1,000,000	City of Valparaiso, Indiana Exempt Facilities Revenue, Pratt Paper, LLC Project (RB) 5.88%, 01/01/24	1,093,880
500,000	Indiana Finance Authority, Baptist Healthcare System (RB) 5.00%, 08/15/27 (c)	518,680
	Indiana Finance Authority, Earlham College Project (RB)
1,040,000	5.00%, 10/01/23 (c)	1,032,782
50,000	5.00%, 10/01/23 (c)	50,540
575,000	Indiana Finance Authority, I-69 Section 5 Project (RB) 6.00%, 12/01/19	588,432
	Indiana Finance Authority, King’s Daughters’ Hospital and Health Services (RB)
765,000	5.13%, 08/15/20 (c)	789,526
725,000	5.50%, 08/15/20 (c)	750,491
600,000	5.50%, 08/15/20 (c)	622,260
	Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series A (RB)
250,000	5.00%, 07/01/23 (c)	262,808
2,805,000	5.00%, 07/01/23 (c)	2,932,824
3,890,000	5.25%, 07/01/23 (c)	4,101,577
	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB)
2,110,000	5.00%, 06/01/22 (c)	2,033,850
1,415,000	5.00%, 06/01/22 (c)	1,385,554
	Indiana Finance Authority, United States Steel Corp. Project (RB)
320,000	5.75%, 08/01/22 (c)	320,074
1,315,000	6.00%, 06/01/20 (c)	1,354,634
		23,481,045
Iowa: 2.2%
7,425,000	Iowa Finance Authority, Alcoa, Inc. Project (RB) 4.75%, 08/01/22 (c)	7,546,696
1,500,000	Iowa Finance Authority, Drake West Village Project, Series A (RB) 4.50%, 06/01/26 (c)	1,418,250
Principal Amount		Value

Iowa: (continued)
	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
$6,975,000	5.25%, 12/01/23 (c)	$7,378,573
10,000	5.50%, 12/01/18 (c)	10,019
2,775,000	5.88%, 06/01/19 (c)	2,937,892
9,300,000	Iowa Finance Authority, Iowa Fertilizer Co. Project, Series B (RB) 5.25%, 12/01/22 (c) (p)	9,886,737
1,900,000	Iowa Finance Authority, Lifespace Communities, Inc., Series A (RB) 5.00%, 05/15/27 (c)	1,945,030
	Iowa Finance Authority, Sunrise Retirement Community Project (RB)
1,035,000	5.50%, 09/01/20 (c)	1,042,721
885,000	5.50%, 09/01/20 (c)	898,956
785,000	5.75%, 09/01/20 (c)	795,676
	Iowa Higher Education Loan Authority, Wartburg College Project (RB)
1,535,000	5.00%, 10/01/25 (c)	1,441,273
850,000	5.00%, 10/01/25 (c)	830,807
180,000	Tobacco Settlement Authority, Series B (RB) 5.60%, 12/03/18 (c)	180,513
	Tobacco Settlement Authority, Series C (RB)
3,175,000	5.38%, 12/03/18 (c)	3,183,382
5,585,000	5.50%, 12/03/18 (c)	5,598,013
6,960,000	5.63%, 12/03/18 (c)	6,968,978
800,000	Tobacco Settlement Authority, Series D (RB) 0.00%, 12/03/18 (c) ^	130,624
		52,194,140
Kansas: 0.8%
1,130,000	Arkansas City Public Building Commission, South Central Regional Medical Center (RB) 6.25%, 09/01/19 (c)	1,142,724
750,000	City of Lenexa, Health Care Facility, Lake View Village, Inc., Series A (RB) 5.00%, 05/15/25 (c)	771,187
1,000,000	City of Wichita, Health Care Facilities, Series I (RB) 5.00%, 05/15/25 (c)	1,011,320
255,000	City of Wichita, Health Care Facilities, Series II-A (RB) 5.25%, 12/01/26 (c)	262,257
380,000	City of Wichita, Health Care Facilities, Series IV-A (RB) 5.63%, 05/15/24 (c)	391,354
1,000,000	Kansas Development Finance Authority, Village Shalom Project, Series A (RB) 5.25%, 11/15/23 (c)	976,490
	Overland Park, Kansas Development Corp. (RB) (AMBAC)
7,200,000	5.13%, 12/03/18 (c)	7,209,936
100,000	5.13%, 12/03/18 (c)	100,138
1,000,000	5.25%, 12/03/18 (c)	1,001,380

See Notes to Financial Statements

89

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Kansas: (continued)
$2,550,000	Overland Park, Kansas, Prairiefire At Lionsgate Project (RB) 6.00%, 12/15/22 (c)	$2,168,775
	Wyandotte County, Kansas City Unified Government (RB)
165,000	0.00%, 12/01/27 ^	110,015
1,000,000	4.50%, 12/01/26 (c)	985,030
	Wyandotte County, Kansas City Unified Government, Series A (RB)
445,000	5.00%, 09/01/25 (c)	468,896
2,670,000	5.75%, 09/01/25 (c)	2,814,447
470,000	6.00%, 09/01/25 (c)	492,170
		19,906,119
Kentucky: 0.7%
1,000,000	Christian County, Jennie Stuart Medical Center (RB) 5.50%, 02/01/26 (c)	1,046,080
	Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
250,000	5.00%, 05/15/26 (c)	255,345
250,000	5.00%, 05/15/26 (c)	258,395
400,000	5.38%, 11/15/22 (c)	415,772
250,000	5.50%, 11/15/22 (c)	258,105
1,585,000	Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project (RB) 5.00%, 07/01/25 (c)	1,653,646
	Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project, Series A (RB)
7,365,000	4.25%, 07/01/25 (c)	6,967,069
525,000	5.00%, 07/01/25 (c)	545,260
	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB)
150,000	5.00%, 06/01/26	162,371
750,000	5.25%, 06/01/27 (c)	780,435
	Kentucky Economic Development Finance Authority, Rosedale Green Project (RB)
510,000	5.50%, 11/15/25 (c)	515,018
500,000	5.75%, 11/15/25 (c)	509,535
265,000	Kentucky Municipal Power Agency, Series A (RB) 5.00%, 09/01/23	291,537
335,000	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.75%, 07/01/23 (c)	359,700
	Louisville and Jefferson County, Metropolitan Government Catholic Health Initiatives, Series A (RB)
150,000	5.00%, 06/01/22 (c)	161,219
220,000	5.00%, 06/01/22 (c)	234,289
Principal Amount		Value

Kentucky: (continued)
$1,220,000	Ohio County, Kentucky Pollution Control, Big Rivers Electric Corp. Project, Series A (RB) 6.00%, 07/15/20 (c)	$1,228,284
		15,642,060
Louisiana: 0.5%
	City of Shreveport, Water and Sewer Revenue, Series C (RB)
470,000	4.00%, 12/01/28 (c)	480,171
2,235,000	4.00%, 12/01/28 (c)	2,290,942
100,000	5.00%, 12/01/25	113,079
	Jefferson Parish Hospital Service District No. 2 (RB)
500,000	5.63%, 07/01/21 (c)	494,425
290,000	6.25%, 07/01/21 (c)	288,779
3,490,000	6.38%, 07/01/21 (c)	3,412,243
100,000	Louisiana Housing Finance Agency, Chateau Project, Series A (RB) 7.25%, 09/01/19 (c)	95,551
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 6.25%, 11/15/25 (c)	1,083,210
2,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	1,889,500
530,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A (RB) 6.50%, 08/01/20 (c)	566,655
500,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-1 (RB) 6.50%, 11/01/20 (c)	536,400
400,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-2 (RB) 6.50%, 11/01/20 (c)	429,120
1,647,254	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.75%, 07/01/24 (c) (d) * §	16
	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB)
2,259,041	7.50%, 07/01/23 (d) * §	23
1,389,436	8.38%, 07/01/24 (c) (d) * §	14

See Notes to Financial Statements

90

Principal Amount		Value

Louisiana: (continued)
$350,000	Parish of St. Charles, Valero Project (RB) 4.00%, 06/01/22 (p)	$364,816
		12,044,944
Maine: 0.6%
4,500,000	Maine Finance Authority, Solid Disposal Facility (RB) 5.38%, 12/15/26 (c)	4,575,735
200,000	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue (RB) 6.95%, 07/01/21 (c)	214,284
	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue, Series A (RB)
1,470,000	4.00%, 07/01/26 (c)	1,315,738
300,000	4.00%, 07/01/26 (c)	275,211
645,000	5.00%, 07/01/26 (c)	665,672
1,000,000	5.00%, 07/01/26 (c)	1,035,330
	Maine Health and Higher Educational Facilities Authority, General Medical Center Issue (RB)
75,000	5.25%, 07/01/21	76,771
1,735,000	6.00%, 07/01/21 (c)	1,810,143
2,220,000	6.75%, 07/01/21 (c)	2,356,508
50,000	6.95%, 07/01/21 (c)	53,532
55,000	7.50%, 07/01/21 (c)	60,062
2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB) 6.88%, 12/03/18 (c)	1,999,980
		14,438,966
Maryland: 1.3%
1,000,000	Anne Arundel County Consolidated Special Taxing District, The Village at Two Rivers Project (ST) 5.25%, 07/01/24 (c)	991,690
	City of Baltimore, Convention Center Hotel (RB)
2,000,000	5.00%, 09/01/27 (c)	2,101,840
1,425,000	5.00%, 09/01/27 (c)	1,501,850
915,000	5.00%, 09/01/27 (c)	967,795
500,000	City of Baltimore, East Baltimore Research Park Project, Series A (RB) 5.00%, 09/01/27 (c)	522,845
250,000	City of Baltimore, Harbor Point Project (RB) 5.13%, 06/01/26 (c)	254,308
2,705,000	Frederick County Urbana Community Development Authority, Series B (ST) 5.50%, 07/01/20 (c)	2,796,889
2,000,000	Frederick County, Maryland Education Facilities Project, Series A (RB) 5.00%, 09/01/27 (c)	2,061,780
Principal Amount		Value

Maryland: (continued)
$500,000	Howard County, Series A (TA) 4.50%, 02/15/26 (c)	$492,880
3,785,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	3,910,019
	Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA)
100,000	3.75%, 01/01/27 (c)	99,703
470,000	4.38%, 01/01/27 (c)	471,739
530,000	4.50%, 01/01/27 (c)	530,689
1,000,000	Maryland Economic Development Corp., Purple Line Light Rail Project, Series D (RB) 5.00%, 09/30/26 (c)	1,054,030
1,120,000	Maryland Economic Development Corp., Transportation Facilities Project, Series A (RB) 5.00%, 06/01/28 (c)	1,218,605
	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center Issue, Series A (RB)
400,000	4.00%, 07/01/26 (c)	373,808
250,000	5.00%, 07/01/26 (c)	264,825
	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB)
210,000	4.00%, 07/01/25 (c)	212,814
145,000	4.25%, 07/01/25 (c)	146,926
1,500,000	5.00%, 07/01/25 (c)	1,575,270
500,000	5.00%, 07/01/25 (c)	526,575
625,000	5.00%, 07/01/25 (c)	671,419
	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB)
430,000	5.00%, 07/01/20	447,901
40,000	5.00%, 07/01/22	43,246
1,025,000	5.00%, 07/01/24	1,134,952
500,000	5.25%, 07/01/24 (c)	556,800
	Mayor and Council of Rockville, Ingleside at King Farm Project, Series B (RB)
1,000,000	5.00%, 11/01/24 (c)	1,027,720
1,000,000	5.00%, 11/01/24 (c)	1,031,430
	Prince George County, Collington Episcopal Life Care Community, Inc. (RB)
1,000,000	5.25%, 04/01/27 (c)	1,038,520
1,000,000	5.25%, 04/01/27 (c)	1,047,020
	Prince George’s County, Suitland-Naylor Road Project (TA)
500,000	4.75%, 01/01/26 (c)	471,410
500,000	5.00%, 01/01/26 (c)	474,845
		30,022,143

See Notes to Financial Statements

91

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Massachusetts: 1.3%
	Massachusetts Development Finance Agency, Boston Medical Center, Series E (RB)
$750,000	4.00%, 07/01/26 (c)	$715,507
550,000	5.00%, 07/01/26 (c)	587,086
	Massachusetts Development Finance Agency, Emerson College (RB)
705,000	5.00%, 01/01/25 (c)	734,920
680,000	5.00%, 01/01/25 (c)	707,363
500,000	5.00%, 01/01/25 (c)	527,610
	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB)
1,660,000	4.00%, 10/01/26 (c)	1,526,287
445,000	5.00%, 07/01/22 (c)	485,989
1,035,000	5.00%, 10/01/26 (c)	1,086,667
1,000,000	Massachusetts Development Finance Agency, Lawrence General Hospital (RB) 5.00%, 07/01/27 (c)	1,042,050
	Massachusetts Development Finance Agency, Lawrence General Hospital, Series A (RB)
350,000	5.25%, 07/01/24 (c)	371,595
435,000	5.50%, 07/01/24 (c)	461,639
	Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility (RB)
500,000	5.00%, 11/15/25 (c)	500,000
500,000	5.13%, 11/15/25 (c)	500,000
1,100,000	Massachusetts Development Finance Agency, Linden Ponds, Inc., Series A (RB) 4.68%, 11/15/21	1,101,111
	Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB)
1,000,000	4.00%, 10/01/22 (c)	950,670
750,000	4.00%, 10/01/22 (c)	744,427
2,250,000	5.00%, 10/01/22 (c)	2,290,410
1,000,000	5.00%, 10/01/22 (c)	1,025,260
280,000	Massachusetts Development Finance Agency, Orchard Cove (RB) 5.25%, 12/03/18 (c)	280,230
	Massachusetts Development Finance Agency, Series D (RB)
285,000	4.00%, 07/01/25 (c)	264,660
2,105,000	5.00%, 07/01/25 (c)	2,201,893
1,000,000	Massachusetts Development Finance Agency, Series I (RB) 4.00%, 07/01/26 (c)	964,290
	Massachusetts Development Finance Agency, Suffolk University (RB)
740,000	4.00%, 07/01/27 (c)	700,062
1,000,000	5.00%, 07/01/27 (c)	1,092,460
3,000,000	5.00%, 07/01/27 (c)	3,233,640
1,500,000	5.00%, 07/01/27 (c)	1,622,535
Principal Amount		Value

Massachusetts: (continued)
	Massachusetts Development Finance Agency, UMass Health Care, Series L (RB)
$290,000	3.63%, 07/01/27 (c)	$267,853
550,000	4.00%, 07/01/27 (c)	517,951
	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB)
510,000	5.00%, 07/01/26 (c)	536,469
190,000	5.00%, 07/01/26 (c)	209,542
1,020,000	5.00%, 07/01/26 (c)	1,140,187
1,510,000	Massachusetts Educational Financing Authority, Series C (RB) 4.13%, 07/01/28 (c)	1,436,901
		29,827,264
Michigan: 1.1%
290,000	Calhoun County Hospital Finance Authority, Oaklawn Hospital (RB) 5.00%, 02/15/27 (c)	292,329
990,000	City of Flint Hospital Building Authority, Hurley Medical Center (RB) 7.38%, 07/01/20 (c)	1,046,796
425,000	City of Flint Hospital Building Authority, Hurley Medical Center, Series B (RB) 4.75%, 07/01/23 (c)	413,733
170,000	Detroit Local Development Finance Authority, Series A (TA) 5.50%, 12/03/18 (c)	167,887
	Grand Rapids Economic Development Corp., Beacon Hill at EastGate Project, Series A (RB)
500,000	5.00%, 11/01/24 (c)	507,600
500,000	5.00%, 11/01/24 (c)	509,430
	Michigan Finance Authority, Lawrence Technological University Project (RB)
1,000,000	5.00%, 02/01/27 (c)	1,038,950
900,000	5.25%, 02/01/27 (c)	976,338
	Michigan Finance Authority, Presbyterian Villages of Michigan (RB)
1,000,000	4.75%, 11/15/25	1,027,670
250,000	5.25%, 11/15/25 (c)	252,925
300,000	5.50%, 11/15/25 (c)	303,831
	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB)
2,735,000	5.00%, 07/01/24 (c)	2,872,242
100,000	5.00%, 07/01/24 (c)	105,537
	Michigan Finance Authority, Thomas M Cooley Law School Project (RB)
650,000	5.00%, 07/01/24 (c)	690,059
780,000	6.75%, 07/01/24 (c)	769,618

See Notes to Financial Statements

92

Principal Amount		Value

Michigan: (continued)
$1,000,000	Michigan Municipal Bond Authority, Series C (RB) (AMBAC) 4.75%, 12/03/18 (c)	$1,000,010
555,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 12/03/18 (c)	545,315
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
330,000	5.13%, 11/16/18 (c)	327,489
2,135,000	6.00%, 11/16/18 (c)	2,109,850
3,975,000	6.00%, 11/16/18 (c)	3,926,743
6,000,000	6.88%, 11/16/18 (c)	6,012,840
1,205,000	Michigan Tobacco Settlement Finance Authority, Series B (RB) 0.00%, 11/16/18 (c) ^	59,901
1,400,000	Michigan Tobacco Settlement Finance Authority, Series C (RB) 0.00%, 06/01/33 (c) ^	36,330
		24,993,423
Minnesota: 1.2%
	City of Anoka, Homestead at Anoka, Inc. Project (RB)
500,000	4.25%, 11/01/24 (c)	505,170
1,000,000	5.50%, 11/01/24 (c)	1,056,640
2,015,000	City of Apple Valley, Minnesota Senior Living, Series B (RB) 5.00%, 01/01/22 (c)	2,040,127
	City of Bethel, The Lodge at the Lakes at Stillwater Project (RB)
500,000	5.00%, 06/01/23 (c)	510,090
750,000	5.00%, 06/01/23 (c)	769,410
350,000	5.00%, 06/01/23 (c)	361,067
500,000	5.25%, 06/01/23 (c)	514,250
	City of Blaine, Crest View Senior Communities Project, Series A (RB)
1,355,000	5.75%, 07/01/25 (c)	1,283,998
1,055,000	6.13%, 07/01/25 (c)	996,669
400,000	6.13%, 07/01/25 (c)	381,560
	City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB)
245,000	5.50%, 07/01/25 (c)	243,447
250,000	5.50%, 07/01/25 (c)	251,225
500,000	5.75%, 07/01/25 (c)	503,805
	City of Deephaven, Minnesota Charter School, Eagle Ridge Academy Project, Series A (RB)
500,000	5.25%, 07/01/25 (c)	515,255
1,000,000	5.50%, 07/01/25 (c)	1,037,140
750,000	City of Ham Lake, Minnesota Charter School, Davinci Academy Project, Series A (RB) 5.00%, 07/01/24 (c)	723,397
	City of Maple Grove, Minnesota Health Care Facilities (RB)
1,000,000	4.00%, 05/01/27 (c)	975,710
625,000	5.00%, 05/01/27 (c)	686,644
Principal Amount		Value

Minnesota: (continued)
$500,000	City of Minneapolis, Charter School, Hiawatha Academies Project, Series A (RB) 5.00%, 07/01/24 (c)	$470,970
1,245,000	City of Rochester, Health Care and Housing Facilities, Series A (RB) 5.00%, 12/01/25 (c)	1,268,730
	City of St Paul Park, Minnesota Health Care Facilities, Presbyterian Homes Interlude Transitional Care (RB)
730,000	4.38%, 05/01/23 (c)	690,120
1,000,000	5.00%, 05/01/23 (c)	1,026,760
1,100,000	City of Victoria, Minnesota Holy Family Catholic High School Project (RB) 5.00%, 09/01/22 (c)	1,075,646
500,000	City of West St Paul, Minnesota Housing and Health Care Facilities, Walker Westwood Ridge Campus Project (RB) 5.00%, 11/01/25 (c)	504,995
	Housing and Redevelopment Authority of The City of St. Paul, Series A (RB)
325,000	5.75%, 09/01/26 (c)	336,141
500,000	6.00%, 09/01/26 (c)	521,825
750,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	783,240
2,500,000	Saint Paul, Minnesota Housing and Redevelopment Authority, Episcopal Homes Project (RB) 5.00%, 05/01/23 (c)	2,524,025
250,000	Township of Baytown, St. Croix Preparatory Academy Project, Series A (RB) 4.00%, 08/01/26 (c)	230,780
	Wayzata, Minnesota Folkestone Senior Living Community, Series A (RB)
2,200,000	5.75%, 05/01/19 (c)	2,263,888
2,500,000	6.00%, 05/01/19 (c)	2,574,525
		27,627,249
Missouri: 1.3%
1,000,000	Citizens Memorial Hospital District of Polk County, Missouri Hospital (RB) 5.00%, 08/01/19 (c)	989,290
640,000	City of Blue Springs, Adams Farm Project, Series A (TA) 4.00%, 06/01/24 (c)	627,674
	City of Liberty, Liberty Commons Project, Series A (TA)
500,000	5.75%, 06/01/25 (c)	475,875
500,000	6.00%, 06/01/25 (c)	476,075
	City of St. Ann, Northwest Plaza Development Project, Series A (TA)
1,500,000	4.63%, 11/01/27 (c)	1,431,585
1,000,000	5.38%, 11/01/27 (c)	948,960
835,000	Industrial Development Authority of the City of St. Louis, Series A (RB) 3.88%, 11/15/26 (c)	833,130

See Notes to Financial Statements

93

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Missouri: (continued)
	Kansas City Industrial Development Authority, KIngswood Project (RB)
$2,500,000	5.75%, 11/15/25 (c)	$2,330,050
5,095,000	6.00%, 11/15/25 (c)	4,705,029
2,700,000	6.00%, 11/15/25 (c)	2,520,207
	Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Series B (AGM) (TA)
2,800,000	5.00%, 02/01/28 (c)	2,795,240
500,000	5.00%, 02/01/28 (c)	507,940
	Kirkwood Industrial Development Authority, Missouri Retirement Community, Series A (RB)
1,000,000	5.25%, 05/15/27 (c)	1,034,020
500,000	5.25%, 05/15/27 (c)	522,005
	Lees Summit Industrial Development Authority, John Knox Village, Series A (RB)
1,250,000	5.00%, 08/15/24 (c)	1,227,800
450,000	5.00%, 08/15/25 (c)	461,529
200,000	5.00%, 08/15/25 (c)	196,436
1,250,000	5.25%, 08/15/24 (c)	1,269,825
	Maryland Heights Industrial Development Authority, San Louis Community Ice Center Project, Series A (RB)
2,000,000	5.00%, 03/15/28 (c)	1,960,080
860,000	5.00%, 03/15/28 (c)	864,420
40,000	Nevada City, Regional Medical Center (RB) (ACA) 4.30%, 12/03/18 (c)	37,961
1,015,000	Rolla Industrial Development Authority, Westside Marketplace Redevelopment Project, Series A (TA) 5.38%, 05/01/25 (c)	994,984
150,000	St. Louis County Industrial Development Authority, St. Andrew’s Resources, Series A (RB) 5.00%, 12/01/25 (c)	154,224
	St. Louis, Industrial Development Authority, Ballpark Village Development Project, Series A (RB)
250,000	4.38%, 11/15/26 (c)	251,428
500,000	4.75%, 11/15/26 (c)	503,980
1,500,000	St. Louis, Industrial Development Authority, Ranken-Jordan Project (RB) 5.00%, 11/15/25 (c)	1,504,380
	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB)
1,150,000	5.25%, 12/03/18 (c)	1,130,404
570,000	5.35%, 12/03/18 (c)	531,291
		31,285,822
Principal Amount		Value

Nebraska: 0.3%
	Central Plains Energy Project, Gas Project Crossover, Series A (RB)
$125,000	5.00%, 09/01/30	$140,833
830,000	5.00%, 09/01/34	938,091
1,185,000	5.00%, 09/01/35	1,338,422
5,000,000	5.00%, 09/01/42	5,550,150
		7,967,496
Nevada: 0.3%
500,000	Carson City, Tahoe Regional Healthcare Project (RB) 5.00%, 09/01/27 (c)	528,475
4,000,000	City of Reno, Sales Tax, Transportation Rail Access Corridor Project (RB) (AGM) 0.00%, 07/01/38 (c) ^	411,920
1,000,000	City of Reno, Tax Increment Senior Lien Bonds, Series C (TA) 5.40%, 12/03/18 (c)	990,520
190,000	Clark County, Special Improvement District No. 159 (SA) 5.00%, 08/01/25 (c)	193,359
625,000	Henderson Local Improvement District No. T-18 (SA) 4.00%, 09/01/26 (c)	584,150
	State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB)
500,000	5.88%, 12/15/27	523,540
735,000	6.25%, 12/15/27 (c)	777,843
	State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB)
1,000,000	5.00%, 12/15/25 (c)	1,002,910
500,000	5.00%, 12/15/25 (c)	495,360
1,000,000	5.00%, 12/15/25 (c)	1,008,890
1,000,000	5.13%, 12/15/25 (c)	1,005,570
		7,522,537
New Hampshire: 0.4%
1,000,000	New Hampshire Business Finance Authority, Covanta Project, Series B (RB) 4.63%, 07/01/23 (c)	972,440
870,000	New Hampshire Business Finance Authority, Covanta Project, Series C (RB) 4.88%, 07/01/23 (c)	852,513
3,750,000	New Hampshire Health and Education Facilities Authority Act, Elliot Hospital (RB) 5.00%, 10/01/26 (c)	3,957,825
	New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB)
2,950,000	6.13%, 07/01/24 (c)	3,054,902
500,000	6.13%, 07/01/24 (c)	521,965
500,000	6.25%, 07/01/24 (c)	523,770
		9,883,415

See Notes to Financial Statements

94

Principal Amount		Value

New Jersey: 8.0%
	Atlantic City (GO)
$50,000	5.00%, 11/01/19	$49,616
50,000	5.00%, 12/01/19	49,667
25,000	5.00%, 11/01/21	24,450
50,000	5.00%, 12/01/21	48,624
65,000	5.00%, 11/01/22	62,642
30,000	5.00%, 12/01/23 (c)	28,769
370,000	Burlington County, New Jersey Bridge Commission, The Evergreens Project (RB) 5.63%, 12/03/18 (c)	350,264
	Camden County, New Jersey Improvement Authority, Series A (RB)
1,000,000	5.00%, 02/15/24 (c)	1,061,350
1,000,000	5.00%, 02/15/24 (c)	1,054,470
150,000	5.00%, 02/15/24 (c)	160,317
1,000,000	5.00%, 02/15/24 (c)	1,085,330
1,055,000	5.00%, 02/15/24 (c)	1,132,817
	Casino Reinvestment Development Authority (RB)
2,450,000	5.25%, 11/01/24 (c)	2,581,148
1,410,000	5.25%, 11/01/24 (c)	1,489,298
1,000,000	Essex County Improvement Authority, Covanta Project (RB) 5.25%, 07/01/20 (c)	1,003,560
2,370,000	Gloucester County, New Jersey Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	2,509,854
470,000	New Jersey Economic Development Authority, Bancroft Neurohealth Project, Series A (RB) 5.00%, 06/01/26 (c)	480,091
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
1,645,000	4.25%, 06/15/22 (c)	1,689,366
925,000	5.00%, 06/15/20	959,660
1,250,000	5.00%, 06/15/21	1,320,250
535,000	5.00%, 06/15/22 (c)	559,631
520,000	5.00%, 06/15/22 (c)	545,376
1,135,000	5.00%, 06/15/22 (c)	1,202,669
110,000	5.00%, 06/15/22	117,957
1,020,000	5.00%, 06/15/22 (c)	1,089,085
160,000	5.00%, 06/15/22 (c)	170,045
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
2,075,000	5.25%, 08/20/22 (c)	2,225,832
2,215,000	5.50%, 12/03/18 (c)	2,218,699
60,000	5.50%, 06/20/23 (c)	65,251
235,000	5.63%, 03/05/24 (c)	261,200
350,000	5.63%, 03/05/24 (c)	389,022
2,695,000	5.75%, 09/15/22 (c)	2,934,936
	New Jersey Economic Development Authority, Health Department and Taxation Division Office Project, Series A (RB)
500,000	5.00%, 12/15/27 (c)	515,110
1,130,000	5.00%, 12/15/27 (c)	1,168,409
Principal Amount		Value

New Jersey: (continued)
$55,000	New Jersey Economic Development Authority, Kapkowski Road Landfill Reclamation Improvement District Project (SA) 5.75%, 04/01/31	$59,600
	New Jersey Economic Development Authority, Lions Gate Project (RB)
655,000	4.88%, 01/01/24 (c)	664,059
500,000	5.00%, 01/01/24 (c)	504,950
1,800,000	5.25%, 01/01/24 (c)	1,821,762
500,000	New Jersey Economic Development Authority, Motor Vehicle Surcharges Revenue, Series B (RB) (XLCA) 0.00%, 07/01/26 ^	376,105
985,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	991,668
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
120,000	4.00%, 11/01/25	123,395
4,000,000	5.00%, 11/01/22	4,300,800
1,000,000	New Jersey Economic Development Authority, Port Newark Container Terminal LLC Project (RB) 5.00%, 10/01/27 (c)	1,047,570
745,000	New Jersey Economic Development Authority, Saint Barnabas Project, Series A (RB) 0.00%, 07/01/21 ^	698,758
	New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB)
1,555,000	5.00%, 12/15/26 (c)	1,608,383
220,000	5.00%, 12/15/26 (c)	231,374
1,730,000	New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB) 4.75%, 12/15/26 (c)	1,797,228
	New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB)
3,500,000	4.00%, 06/15/27 (c)	3,276,595
780,000	5.00%, 06/15/27 (c)	832,260
	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB)
745,000	5.00%, 03/01/21 (c)	780,157
845,000	5.25%, 03/01/21 (c)	885,121
	New Jersey Economic Development Authority, School Facilities Construction, Series GG (RB)
165,000	5.00%, 03/01/21 (c)	172,065
360,000	5.25%, 03/01/21 (c)	376,016
210,000	5.25%, 03/01/21 (c)	219,633
105,000	5.25%, 03/01/21 (c)	109,985

See Notes to Financial Statements

95

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

New Jersey: (continued)
	New Jersey Economic Development Authority, School Facilities Construction, Series II (RB)
$335,000	5.00%, 03/01/22 (c)	$352,376
515,000	5.00%, 03/01/22 (c)	540,055
435,000	5.00%, 03/01/22 (c)	461,087
470,000	5.00%, 03/01/22 (c)	495,897
	New Jersey Economic Development Authority, School Facilities Construction, Series KK (RB)
1,645,000	4.00%, 12/15/27 (c)	1,469,511
355,000	5.00%, 09/01/22 (c)	367,219
685,000	5.00%, 09/01/22 (c)	703,187
	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
650,000	5.00%, 03/01/21	680,972
3,050,000	5.00%, 03/01/22	3,236,873
155,000	5.00%, 03/01/23 (c)	163,559
300,000	5.00%, 03/01/23 (c)	317,922
265,000	5.00%, 03/01/23 (c)	278,547
650,000	5.00%, 03/01/23 (c)	691,522
1,680,000	5.00%, 03/01/23 (c)	1,794,290
865,000	5.00%, 03/01/23 (c)	926,735
1,175,000	5.00%, 03/01/23 (c)	1,230,754
	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB)
320,000	5.00%, 06/15/24 (c)	335,782
140,000	5.00%, 06/15/24 (c)	148,133
920,000	5.00%, 06/15/24 (c)	995,661
120,000	New Jersey Economic Development Authority, School Facilities Construction, Series RR (RB) 5.00%, 06/15/24 (c)	125,489
	New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB)
4,390,000	5.00%, 06/15/24 (c)	4,519,681
875,000	5.00%, 06/15/24 (c)	911,006
	New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
405,000	5.00%, 06/15/25 (c)	421,872
455,000	5.00%, 06/15/25 (c)	473,159
1,235,000	5.00%, 06/15/25 (c)	1,293,700
545,000	5.00%, 06/15/25 (c)	569,302
435,000	5.25%, 06/15/25 (c)	473,184
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
220,000	4.00%, 06/15/24	226,580
545,000	4.25%, 06/15/25 (c)	561,148
125,000	4.38%, 06/15/25 (c)	128,871
1,085,000	5.00%, 06/15/21	1,142,603
1,000,000	5.00%, 06/15/23	1,080,710
1,050,000	5.00%, 06/15/24	1,141,402
Principal Amount		Value

New Jersey: (continued)
$325,000	New Jersey Economic Development Authority, School Facilities Construction, Series Y (RB) 4.25%, 11/26/18 (c)	$325,283
	New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
350,000	5.13%, 01/01/24 (c)	372,894
900,000	5.38%, 01/01/24 (c)	964,107
500,000	5.50%, 01/01/24 (c)	554,315
	New Jersey Economic Development Motor Vehicle, Series A (RB)
835,000	3.38%, 07/01/27 (c)	794,953
3,055,000	4.00%, 07/01/27 (c)	2,896,018
1,640,000	4.00%, 07/01/27 (c)	1,587,832
1,250,000	5.00%, 07/01/27 (c)	1,320,075
	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
550,000	5.00%, 06/15/22	586,080
150,000	5.00%, 06/15/23	161,972
265,000	New Jersey Educational Facilities Authority, Higher Educational Capital Improvement, Series A (RB) 5.00%, 09/01/24 (c)	285,498
	New Jersey Educational Facilities Authority, Stockton University Issue, Series A (RB)
1,000,000	5.00%, 07/01/25	1,105,320
1,050,000	5.00%, 07/01/26 (c)	1,108,023
1,000,000	5.00%, 07/01/26 (c)	1,075,640
	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB)
630,000	5.00%, 04/01/28 (c)	655,899
940,000	5.00%, 04/01/28 (c)	981,576
1,000,000	5.00%, 04/01/28 (c)	1,046,590
	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB)
850,000	3.00%, 07/01/26 (c)	726,367
785,000	3.13%, 07/01/26 (c)	671,528
845,000	4.00%, 07/01/26 (c)	769,702
1,750,000	5.00%, 07/01/26 (c)	1,822,205
	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB)
100,000	5.00%, 07/01/21	103,315
170,000	6.00%, 07/01/21 (c)	179,425
1,050,000	6.25%, 07/01/21 (c)	1,110,154
	New Jersey State Transportation Trust Fund Authority, Series A (RB)
870,000	0.00%, 12/15/28 ^	562,298
165,000	0.00%, 12/15/35 ^	72,280

See Notes to Financial Statements

96

Principal Amount		Value

New Jersey: (continued)
	New Jersey State Transportation Trust Fund Authority, Series C (RB) (AMBAC)
$985,000	0.00%, 12/15/26 ^	$708,471
185,000	0.00%, 12/15/28 ^	120,281
	New Jersey Transportation Trust Fund Authority, Series A (RB)
230,000	0.00%, 12/15/25 ^	172,884
270,000	0.00%, 12/15/25 ^	202,951
575,000	0.00%, 12/15/26 ^	410,297
4,440,000	0.00%, 12/15/28 ^	2,869,661
325,000	0.00%, 12/15/29 ^	198,793
2,210,000	0.00%, 12/15/30 ^	1,278,087
1,780,000	0.00%, 12/15/31 ^	973,891
1,195,000	0.00%, 12/15/32 ^	619,297
935,000	0.00%, 12/15/33 ^	457,757
705,000	0.00%, 12/15/33 ^	345,154
510,000	0.00%, 12/15/34 ^	236,298
915,000	0.00%, 12/15/34 ^	423,947
1,115,000	0.00%, 12/15/37 ^	436,155
1,780,000	0.00%, 12/15/37 ^	696,283
605,000	0.00%, 12/15/38 ^	223,554
705,000	0.00%, 12/15/38 ^	260,505
1,500,000	0.00%, 12/15/39 ^	524,265
335,000	0.00%, 12/15/40 ^	110,681
1,000,000	4.25%, 12/15/28 (c)	960,690
100,000	5.00%, 06/15/20	103,779
360,000	5.00%, 06/15/21 (c)	377,071
5,875,000	5.00%, 06/15/22 (c)	6,007,246
665,000	5.00%, 06/15/24	724,664
1,000,000	5.00%, 12/15/28 (c)	1,060,270
370,000	5.25%, 06/15/21 (c)	387,190
100,000	5.25%, 06/15/21 (c)	105,754
430,000	5.25%, 12/15/21	460,582
100,000	5.25%, 12/15/23	110,102
310,000	5.50%, 12/15/21	334,344
205,000	5.50%, 12/15/23	228,118
250,000	6.00%, 06/15/21 (c)	268,225
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
220,000	4.00%, 06/15/22 (c)	220,361
695,000	4.25%, 06/15/24 (c)	653,599
150,000	4.75%, 06/15/25 (c)	154,544
1,375,000	4.75%, 06/15/25 (c)	1,407,065
345,000	5.00%, 06/15/22	368,612
245,000	5.00%, 06/15/22 (c)	257,128
425,000	5.00%, 06/15/22 (c)	441,056
4,710,000	5.00%, 06/15/22 (c)	4,828,739
1,940,000	5.00%, 06/15/22 (c)	2,009,976
135,000	5.00%, 06/15/23 (c)	143,504
640,000	5.00%, 06/15/23 (c)	662,899
1,115,000	5.00%, 06/15/23 (c)	1,145,451
200,000	5.00%, 06/15/23 (c)	213,390
1,620,000	5.00%, 06/15/24 (c)	1,676,813
1,195,000	5.00%, 06/15/24 (c)	1,230,898
340,000	5.00%, 06/15/25 (c)	350,407
665,000	5.00%, 06/15/25 (c)	685,741
130,000	5.25%, 06/15/23 (c)	138,025
925,000	5.25%, 06/15/23 (c)	986,142
505,000	5.25%, 06/15/25 (c)	529,099
Principal Amount		Value

New Jersey: (continued)
	New Jersey Transportation Trust Fund Authority, Series B (RB)
$3,330,000	5.00%, 06/15/21 (c)	$3,422,740
835,000	5.25%, 06/15/21 (c)	869,753
	New Jersey Transportation Trust Fund Authority, Series C (RB) (AMBAC)
250,000	0.00%, 12/15/25 ^	189,235
265,000	0.00%, 12/15/30 ^	155,820
170,000	0.00%, 12/15/31 ^	94,576
10,475,000	0.00%, 12/15/35 ^	4,665,984
2,245,000	5.25%, 12/15/24 (c)	2,398,401
	New Jersey Transportation Trust Fund Authority, Series D (RB)
325,000	5.00%, 12/15/24	355,566
960,000	5.00%, 12/15/24 (c)	1,012,675
295,000	5.25%, 12/15/23	324,801
2,600,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	2,737,930
	South Jersey Port Corp., Marine Terminal, Series B (RB)
500,000	5.00%, 01/01/28 (c)	526,250
2,000,000	5.00%, 01/01/28 (c)	2,098,820
360,000	5.00%, 01/01/28 (c)	385,945
305,000	5.00%, 01/01/28 (c)	323,861
	Tobacco Settlement Financing Corp., Series A (RB)
5,500,000	5.00%, 06/01/28 (c)	5,690,245
4,000,000	5.25%, 06/01/28 (c)	4,237,640
	Tobacco Settlement Financing Corp., Series B (RB)
3,000,000	3.20%, 06/01/27	2,952,210
13,100,000	5.00%, 06/01/28 (c)	13,298,858
		187,822,393
New Mexico: 0.1%
500,000	Farmington, New Mexico Pollution Control, San Juan Project, Series B (RB) 1.88%, 10/01/21 (p)	487,005
695,000	Farmington, New Mexico Pollution Control, San Juan Project, Series F (RB) 6.25%, 06/01/20 (c)	733,128
1,000,000	Winrock Town Center Tax Increment Development District No. 1 (TA) 5.75%, 05/01/20 (c)	995,840
		2,215,973
New York: 7.8%
	Brooklyn Arena Local Development Corp., Barclays Center (RB)
215,000	0.00%, 07/15/32 ^	119,860
370,000	0.00%, 07/15/33 ^	196,241
4,350,000	0.00%, 07/15/45 ^	1,194,249
4,025,000	5.00%, 01/15/27 (c)	4,272,054
125,000	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) 5.00%, 07/15/26	139,074

See Notes to Financial Statements

97

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

New York: (continued)
$750,000	Buffalo and Erie County Industrial Land Development Corp., Series A (RB) 5.00%, 08/01/27 (c)	$768,795
250,000	Build NYC Resource Corp., Metropolitan College of New York Project (RB) 5.25%, 11/01/24 (c)	256,325
	Build NYC Resource Corp., New York Law School Project (RB)
695,000	4.00%, 01/01/26 (c)	618,543
725,000	5.00%, 01/01/26 (c)	750,085
	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB)
25,000	3.75%, 01/01/20	25,224
1,050,000	4.50%, 01/01/25	1,125,768
560,000	5.00%, 11/01/24 (c)	541,621
600,000	5.00%, 01/01/25 (c)	632,124
750,000	5.25%, 11/01/24 (c)	758,452
1,145,000	5.50%, 11/01/24 (c)	1,156,049
1,100,000	Build NYC Resource Corp., South Bronx Charter School For International Cultures (RB) 5.00%, 04/15/23 (c)	1,110,010
1,000,000	Chautauqua Tobacco Asset Securitization Corp. (RB) 5.00%, 06/01/24 (c)	996,890
	Dutchess County Industrial Development Agency, Series A-1 (RB)
15,000	4.50%, 12/03/18 (c)	14,682
400,000	5.00%, 12/03/18 (c)	377,640
940,000	Dutchess County Industrial Development Agency, Series A-2 (RB) 4.50%, 12/03/18 (c)	863,249
	Erie Tobacco Asset Securitization Corp., Series A (RB)
1,265,000	5.00%, 12/03/18 (c)	1,222,003
335,000	5.00%, 12/03/18 (c)	335,342
10,000,000	Erie Tobacco Asset Securitization Corp., Series D (RB) 0.00%, 12/03/18 (c) ^	492,900
	Nassau County Local Economic Assistance Corp., Winthrop University Hospital Project (RB)
30,000	4.25%, 07/01/22 (c)	29,428
450,000	5.00%, 07/01/22 (c)	469,692
400,000	5.00%, 07/01/22 (c)	420,728
175,000	5.00%, 07/01/22 (c)	186,239
3,285,000	Nassau County Tobacco Settlement Corp., Series A-2 (RB) 5.25%, 11/16/18 (c)	3,285,296
	Nassau County Tobacco Settlement Corp., Series A-3 (RB)
2,445,000	5.00%, 12/03/18 (c)	2,375,366
3,905,000	5.13%, 11/16/18 (c)	3,789,842
Principal Amount		Value

New York: (continued)
	New Rochelle Industrial Development Agency (RB)
$1,425,000	5.25%, 01/01/19 (c)	$1,003,941
180,000	5.50%, 01/01/19 (c)	161,327
2,000,000	New York City Housing Development Corp., 8 Spruce Street, Class E (RB) 3.50%, 05/15/24 (c)	1,959,240
35,000	New York City Industrial Development Agency, Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB) 5.75%, 12/03/18 (c)	35,358
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
1,520,000	4.75%, 12/03/18 (c)	1,520,562
110,000	5.00%, 12/03/18 (c)	111,454
650,000	5.00%, 12/03/18 (c)	659,230
100,000	5.00%, 12/03/18 (c)	100,263
825,000	5.00%, 12/03/18 (c)	827,013
120,000	5.00%, 12/03/18 (c)	120,288
2,000,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB) 5.00%, 07/01/22 (c)	2,105,740
	New York City Industrial Development Agency, Yankee Stadium Project (RB) (FGIC)
1,500,000	4.50%, 12/03/18 (c)	1,500,795
600,000	5.00%, 12/03/18 (c)	603,216
5,000	New York Counties Tobacco Trust II (RB) 5.63%, 12/03/18 (c)	5,018
	New York Counties Tobacco Trust IV (RB)
16,125,000	0.00%, 11/16/18 (c) ^	673,702
380,000	5.00%, 11/16/18 (c)	367,221
745,000	5.00%, 11/16/18 (c)	714,321
1,640,000	New York Counties Tobacco Trust V (RB) 0.00%, 11/16/18 (c) ^	498,052
5,500,000	New York Counties Tobacco Trust VI (RB) 5.00%, 06/01/26 (c)	5,628,645
	New York Liberty Development Corp., 3 World Trade Center Project (RB)
26,350,000	5.00%, 11/15/24 (c)	27,025,087
3,500,000	5.15%, 11/15/24 (c)	3,613,435
3,700,000	5.38%, 11/15/24 (c)	3,816,143
1,100,000	7.25%, 11/15/24 (c)	1,267,101
255,000	New York Liberty Development Corp., 7 World Trade Center Project (RB) 5.00%, 03/15/22 (c)	270,127
375,000	New York State Dormitory Authority, CUNY Student Housing Project (RB) (AMBAC) 5.50%, 07/01/35	447,956

See Notes to Financial Statements

98

Principal Amount		Value

New York: (continued)
$150,000	New York State Dormitory Authority, Fit Student Housing Corp. (RB) 5.25%, 07/01/31	$169,164
450,000	New York State Dormitory Authority, Montefiore Obligated Group, Series A (RB) 4.00%, 08/01/28 (c)	437,980
	New York State Dormitory Authority, Orange Regional Medical Center (RB)
300,000	5.00%, 06/01/27 (c)	322,728
300,000	5.00%, 06/01/27 (c)	331,458
200,000	New York State Dormitory Authority, Pace University, Series A (RB) 4.25%, 05/01/23 (c)	200,080
25,000	New York State Dormitory Authority, St. Joseph’s College (RB) 5.25%, 07/01/20 (c)	25,417
50,000	New York State Dormitory Authority, Yeshiva (RB) 5.00%, 11/01/21 (c)	50,221
2,250,000	New York State Environmental Facilities Corp., Solid Waste Disposal, Casella Waste Systems, Inc. Project (RB) 3.75%, 12/02/19 (p)	2,247,570
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
345,000	5.00%, 08/01/20	356,882
6,190,000	5.00%, 08/01/21	6,510,518
7,400,000	5.00%, 08/01/21 (c)	7,642,794
3,075,000	5.00%, 08/01/21 (c)	3,200,398
	New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Series A (RB)
1,340,000	4.00%, 07/01/24 (c)	1,262,843
2,410,000	4.00%, 07/01/24 (c)	2,312,612
835,000	4.00%, 07/01/24 (c)	837,062
730,000	4.00%, 07/01/24 (c)	733,650
500,000	4.00%, 07/01/24 (c)	503,765
420,000	5.00%, 07/01/24 (c)	450,534
3,255,000	5.00%, 07/01/24 (c)	3,398,220
5,720,000	5.00%, 07/01/24 (c)	5,959,897
230,000	5.00%, 07/01/24 (c)	242,735
6,955,000	5.25%, 07/01/24 (c)	7,330,083
	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB)
500,000	5.00%, 01/01/20	515,345
15,000	5.00%, 01/01/21	15,723
1,000,000	5.00%, 01/01/22	1,066,130
250,000	5.00%, 01/01/23	270,138
2,000,000	Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series A (RB) 4.75%, 07/01/23 (c)	1,952,420
Principal Amount		Value

New York: (continued)
$530,000	Orange County Industrial Development Agency, The Glen Arden, Inc. Project (RB) 5.70%, 12/03/18 (c)	$478,161
	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB)
375,000	5.00%, 12/01/20	386,441
110,000	6.00%, 12/01/20 (c)	117,849
	Suffolk Tobacco Asset Securitization Corp., Series B (RB)
60,000	5.38%, 12/03/18 (c)	59,361
4,150,000	6.00%, 12/03/18 (c)	4,151,286
6,150,000	Suffolk Tobacco Asset Securitization Corp., Series C (RB) 6.63%, 06/01/22 (c)	6,391,264
	Syracuse Industrial Development Agency, Carousel Center Project, Series A (RB)
200,000	5.00%, 01/01/26 (c)	209,926
1,950,000	5.00%, 01/01/26 (c)	2,040,636
300,000	5.00%, 01/01/26 (c)	319,086
550,000	5.00%, 01/01/26 (c)	580,431
	Tompkins County Development Corp., Tompkins Cortland Community College Foundation, Inc. Project, Series A (RB)
345,000	5.00%, 07/01/23 (c)	325,987
1,295,000	5.00%, 07/01/23 (c)	1,268,129
1,050,000	5.00%, 07/01/23 (c)	1,055,134
2,620,000	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/27 (c)	2,687,910
	TSASC, Inc., Tobacco Settlement Bonds, Series B (RB)
200,000	5.00%, 06/01/21	209,298
12,180,000	5.00%, 06/01/27 (c)	11,921,662
5,000,000	5.00%, 06/01/27 (c)	4,934,600
2,000,000	Tuxedo Farms Local Development Corp. (RB) 6.55%, 05/01/27 (c)	2,298,160
	Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB)
1,150,000	4.00%, 09/15/24 (c)	1,099,894
400,000	5.00%, 09/15/24 (c)	371,352
1,000,000	5.25%, 09/15/24 (c)	920,810
1,000,000	5.25%, 09/15/24 (c)	933,890
1,000,000	5.25%, 09/15/24 (c)	945,360
515,000	Westchester County Healthcare Corp., Senior Lien, Series B (RB) 5.00%, 11/01/19	528,117
4,000,000	Westchester County Industrial Development Agency, Million Air Two LLC General Aviation Facilities Project, Series A (RB) 7.00%, 06/01/24 (c)	4,059,360

See Notes to Financial Statements

99

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

New York: (continued)
	Westchester County Local Development Corp., Medical Center (RB)
$320,000	3.75%, 11/01/25 (c)	$290,330
750,000	5.00%, 11/01/25 (c)	780,052
	Westchester County Local Development Corp., Series A (RB)
565,000	5.00%, 05/01/24 (c)	604,132
1,390,000	5.50%, 05/01/24 (c)	1,505,509
		183,379,500
North Carolina: 0.3%
	North Carolina Department of Transportation, I-77 Hot Lanes Project (RB)
250,000	5.00%, 06/30/25 (c)	265,230
1,000,000	5.00%, 06/30/25 (c)	1,047,790
	North Carolina Medical Care Commission, Lutheran Services for the Aging, Series A (RB)
245,000	4.75%, 03/01/22 (c)	251,897
1,330,000	5.00%, 03/01/22 (c)	1,373,105
820,000	5.00%, 03/01/22 (c)	849,430
	North Carolina Medical Care Commission, Pennybyrn at Maryfield (RB)
250,000	5.00%, 10/01/24 (c)	257,398
150,000	5.00%, 10/01/25	161,891
	North Carolina Medical Care Commission, Retirement Facilities (RB)
550,000	4.70%, 07/01/25 (c)	560,681
250,000	5.00%, 10/01/24 (c)	262,823
1,395,000	6.00%, 01/01/20 (c)	1,434,841
165,000	North Carolina Medical Care Commission, Retirement Facilities, Series A (RB) 5.00%, 10/01/24 (c)	171,885
1,000,000	North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien (RB) 5.00%, 01/01/27 (c)	1,111,670
		7,748,641
North Dakota: 0.2%
	City of Grand Forks, North Dakota, Altru Health System Obligated Group (RB)
25,000	4.00%, 12/01/21 (c)	25,172
640,000	5.00%, 12/01/21 (c)	664,186
	City of Williston, North Dakota, Eagle Crest Apartments LLC Project (RB)
615,000	6.25%, 09/01/23 (d) *	246,000
1,285,000	7.75%, 09/01/23 (c) (d) *	514,000
	County of Ward, North Dakota Health Care Facilities, Series C (RB)
2,050,000	5.00%, 06/01/28 (c)	2,093,747
750,000	5.00%, 06/01/28 (c)	768,915
		4,312,020
Principal Amount		Value

Ohio: 6.1%
	Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group (RB)
$500,000	5.25%, 11/15/26 (c)	$535,135
1,150,000	5.25%, 11/15/26 (c)	1,225,969
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
16,970,000	5.13%, 11/16/18 (c)	16,420,172
7,760,000	5.38%, 11/16/18 (c)	7,582,606
12,935,000	5.75%, 11/16/18 (c)	12,493,011
13,505,000	5.88%, 11/16/18 (c)	13,166,700
22,810,000	5.88%, 11/16/18 (c)	22,479,711
7,385,000	6.00%, 11/16/18 (c)	7,292,835
14,290,000	6.50%, 11/16/18 (c)	14,443,903
7,105,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-3 (RB) 6.25%, 06/01/22 (c)	7,179,247
4,890,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series B (RB) 0.00%, 11/16/18 (c) ^	342,300
3,490,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series C (RB) 0.00%, 11/16/18 (c) ^	101,140
	Butler County Port Authority, Senior Series A-1 (RB)
250,000	6.25%, 01/15/24 (c)	256,415
400,000	6.38%, 01/15/24 (c)	409,560
890,000	6.50%, 01/15/24 (c)	913,184
	Cleveland-Cuyahoga County Port Authority, Playhouse Square Foundation Project (RB)
750,000	5.25%, 12/01/28 (c)	797,655
1,000,000	5.50%, 12/01/28 (c)	1,071,910
900,000	5.50%, 12/01/28 (c)	969,984
	County of Licking, Health Care Facilities, Series A (RB)
300,000	6.00%, 07/01/25 (c)	311,466
1,000,000	6.13%, 07/01/25 (c)	1,049,730
	Cuyahoga County, The Metrohealth System (RB)
405,000	4.00%, 02/15/27 (c)	392,668
510,000	4.75%, 02/15/27 (c)	496,796
775,000	5.00%, 02/15/27 (c)	779,642
1,050,000	5.00%, 02/15/27 (c)	1,085,175
570,000	5.25%, 02/15/27 (c)	600,062
800,000	5.50%, 02/15/27 (c)	844,008
180,000	5.50%, 02/15/27 (c)	189,144
750,000	Dayton-Montgomery County Port Authority, Storypoint Troy Project, Series 1 (RB) 7.00%, 01/15/25 (c)	769,942
400,000	Franklin County, First Community Village Obligated Group (RB) 5.63%, 07/01/20 (c)	393,532
890,000	Gallia County, Holzer Health System Obligated Group (RB) 8.00%, 07/01/22 (c)	970,981

See Notes to Financial Statements

100

Principal Amount		Value

Ohio: (continued)
	Hamilton County, Life Enriching Communities Project (RB)
$385,000	5.00%, 01/01/26 (c)	$391,934
280,000	5.00%, 01/01/26 (c)	284,192
300,000	5.00%, 01/01/26 (c)	316,788
250,000	5.00%, 01/01/26 (c)	259,895
	Lake County, Port and Economic Development Authority, Tapestry Wickliffe, Series A (RB)
2,200,000	6.50%, 12/01/27 (c)	2,260,522
3,000,000	6.75%, 12/01/27 (c)	3,098,340
500,000	Montgomery County, Trousdale Foundation Properties, Series A (RB) 6.25%, 04/01/28 (c)	486,060
	Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Obligated Group Project (RB)
490,000	5.00%, 02/15/23 (c)	493,719
530,000	5.00%, 02/15/23 (c)	533,413
480,000	5.00%, 02/15/23 (c)	489,418
2,270,000	Ohio Air Quality Development Authority, AK Steel Corp. Project, Series A (RB) 6.75%, 02/01/22 (c)	2,318,601
1,555,000	Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series A (RB) 5.70%, 08/01/20 (d) *	1,104,050
	Ohio Air Quality Development Authority, Pratt Paper LLC Project (RB)
500,000	4.25%, 01/15/28 (c)	492,870
4,000,000	4.50%, 01/15/28 (c)	4,008,720
1,100,000	Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.38%, 12/03/18 (c)	1,103,300
2,050,000	Ohio State Solid Waste Disposal, USG Corp. Project (RB) 5.60%, 12/03/18 (c)	2,052,788
2,220,000	Ohio Water Development Authority, Firstenergy Nuclear Generation Project, Series B (RB) 4.00%, 06/03/19 (d) (p) *	1,576,200
560,000	Ohio Water Development Authority, Firstenergy Nuclear Generation Project, Series C (RB) 3.95%, 05/01/20 (d) (p) *	397,600
795,000	Ohio Water Development Authority, United States Steel Corp. Project (RB) 6.60%, 11/01/21 (c)	813,364
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
250,000	5.00%, 12/01/24 (c)	245,433
Principal Amount		Value

Ohio: (continued)
$245,000	5.00%, 12/01/24 (c)	$251,181
70,000	5.50%, 12/01/24 (c)	71,702
710,000	5.75%, 12/01/22 (c)	749,213
570,000	6.00%, 12/01/22 (c)	593,552
	State of Ohio, Portsmouth Bypass Project (RB)
800,000	5.00%, 06/30/25 (c)	845,376
1,525,000	5.00%, 06/30/25 (c)	1,596,065
		142,398,879
Oklahoma: 1.7%
210,000	Comanche County Hospital Authority, Series A (RB) 5.00%, 07/01/22 (c)	213,711
1,712,879	Kingfisher Hospital Authority (RB) 6.50%, 12/03/18 (c)	1,713,290
	Norman Regional Hospital Authority (RB)
150,000	4.00%, 09/01/26 (c)	147,266
1,030,000	5.00%, 09/01/26 (c)	1,130,538
	Oklahoma County Finance Authority, Epworth Villa Project, Series A (RB)
215,000	5.00%, 04/01/23	217,217
225,000	5.13%, 04/01/22 (c)	201,175
	Oklahoma Development Finance Authority, Great Plains Regional Medical Center Project (RB)
1,000,000	5.00%, 12/03/18 (c)	875,150
1,000,000	5.13%, 12/03/18 (c)	787,710
	Oklahoma Development Finance Authority, Inverness Village Community (RB)
275,000	5.25%, 01/01/19 (c)	188,601
1,930,000	5.75%, 01/01/22 (c)	1,317,534
1,000,000	6.00%, 01/01/22 (c)	679,040
	Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB)
700,000	5.00%, 08/15/28 (c)	757,365
400,000	5.00%, 08/15/28 (c)	443,732
4,100,000	5.25%, 08/15/28 (c)	4,350,961
2,900,000	5.25%, 08/15/28 (c)	3,086,992
10,000,000	5.50%, 08/15/28 (c)	10,726,500
2,800,000	5.50%, 08/15/28 (c)	3,014,872
	Oklahoma Development Finance Authority, Provident Oklahoma Education Resources, Inc. (RB)
500,000	5.00%, 08/01/27 (c)	462,405
1,155,000	5.00%, 08/01/27 (c)	1,070,027
2,000,000	5.25%, 08/01/27 (c)	1,849,000
	Payne County Economic Development Authority, Series A (RB)
360,000	6.00%, 11/01/26 (d) *	162,000
500,000	6.63%, 11/01/26 (c) (d) *	225,000
3,000,000	6.88%, 11/01/26 (c) (d) *	1,350,000
2,800,000	7.00%, 11/01/26 (c) (d) *	1,260,000
1,150,000	Payne County Economic Development Authority, Series B (RB) 4.75%, 11/21/18 (c) (d) *	517,500

See Notes to Financial Statements

101

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Oklahoma: (continued)
$1,500,000	Payne County Economic Development Authority, Series B-1 (RB) 5.25%, 11/21/18 (c) (d) *	$675,000
2,125,000	Tulsa Municipal Airport Trust, American Airlines Inc. (RB) 5.00%, 06/01/25 (c) (p)	2,245,551
		39,668,137
Oregon: 0.8%
	Clackamas County Hospital Facility Authority, Mary’s Woods at Marylhurst Project, Series A (RB)
500,000	5.00%, 05/15/25 (c)	516,115
425,000	5.00%, 05/15/25 (c)	439,917
300,000	5.00%, 05/15/25 (c)	311,607
500,000	Clackamas County Hospital Facility Authority, Mary’s Woods at Marylhurst Project, Series B-3 (RB) 2.60%, 11/15/19 (c)	492,555
	Clackamas County Hospital Facility Authority, Willamette View Project, Series A (RB)
500,000	5.00%, 11/15/25 (c)	524,060
760,000	5.00%, 11/15/25 (c)	799,474
	Oregon State Business Development Commission, Red Rock Biofuels LLC Clean Energy Project (RB) (SAW)
7,500,000	6.50%, 04/01/28 (c)	7,257,975
7,750,000	6.50%, 04/01/28 (c)	7,499,907
	Yamhill County Hospital Authority, Series A (RB)
1,000,000	5.00%, 11/15/24 (c)	1,034,750
500,000	5.00%, 11/15/24 (c)	515,675
300,000	5.00%, 11/15/24 (c)	314,136
		19,706,171
Pennsylvania: 3.4%
1,645,000	Allegheny County, Pennsylvania Hospital Development Authority, Series A (RB) 5.13%, 12/03/18 (c)	1,497,526
	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB)
445,000	5.75%, 08/01/22 (c)	445,102
730,000	6.75%, 11/01/19 (c)	744,271
1,100,000	6.75%, 12/01/21 (c)	1,136,212
600,000	6.88%, 11/01/19 (c)	606,684
1,000,000	Allentown Commercial and Industrial Development Authority, Series A (RB) 6.25%, 07/01/24 (c)	944,090
	Allentown Neighborhood Improvement Zone Development Authority (RB)
2,000,000	5.00%, 05/01/27 (c)	2,081,440
250,000	5.00%, 05/01/27 (c)	265,638
500,000	5.00%, 05/01/28 (c)	522,295
250,000	5.00%, 05/01/28 (c)	266,135
Principal Amount		Value

Pennsylvania: (continued)
	Allentown Neighborhood Improvement Zone Development Authority, Series A (RB)
$1,915,000	5.00%, 05/01/22 (c)	$1,967,490
150,000	5.00%, 05/01/22 (c)	154,899
3,980,000	5.00%, 05/01/22 (c)	4,059,202
5,485,000	Beaver County, Pennsylvania Industrial Development Authority, Pollution Control, Series B (RB) 3.50%, 06/01/20 (d) (p) *	3,894,350
1,000,000	Blythe Township Solid Waste Authority (RB) 7.75%, 12/01/27 (c)	1,028,070
1,045,000	Chester County Health and Education Facilities Authority, Immaculata University Project (RB) 4.25%, 11/01/27 (c)	952,977
440,000	Chester County Health and Education Facilities Authority, Simpson Senior Services Project, Series A (RB) 5.25%, 12/01/25 (c)	446,736
	Chester County Industrial Development Authority, Woodland at Greystone Project (SA)
400,000	5.00%, 03/01/28 (c)	400,268
400,000	5.13%, 03/01/28 (c)	400,708
	Crawford County Hospital Authority, Meadville Medical Center Project, Series A (RB)
1,440,000	6.00%, 06/01/26 (c)	1,503,101
440,000	6.00%, 06/01/26 (c)	460,676
400,000	Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group (RB)
	5.25%, 01/01/22 (c)	407,548
500,000	Cumberland County Municipal Authority, Diakon Lutheran Social Ministries Project (RB) 4.00%, 01/01/25 (c)	488,860
	Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB)
600,000	5.00%, 10/15/27 (c)	588,996
500,000	5.00%, 10/15/27	505,745
500,000	5.13%, 10/15/27 (c)	482,015
315,000	Delaware County Authority, Eastern University (RB) 5.25%, 10/01/22 (c)	300,038
	Delaware County Industrial Development Authority, Chester Community Charter School Project, Series A (RB)
345,000	5.13%, 06/01/26 (c)	324,400
680,000	5.25%, 08/15/20 (c)	578,177
800,000	6.13%, 08/15/20 (c)	688,048
	Delaware River Port Authority, Port District Project (RB)
100,000	5.00%, 01/01/21	105,296

See Notes to Financial Statements

102

Principal Amount		Value

Pennsylvania: (continued)
$100,000	5.00%, 01/01/22	$107,398
840,000	5.00%, 01/01/23 (c)	905,268
1,080,000	5.00%, 01/01/23 (c)	1,169,197
200,000	Fulton County Industrial Development Authority, the Fulton County Medical Center (RB) 5.00%, 07/01/26 (c)	195,332
1,000,000	Lancaster County Hospital Authority, Brethren Village Project (RB) 5.13%, 07/01/27 (c)	1,035,660
1,100,000	Lehigh County General Purpose Authority, Bible Fellowship Church Homes, Inc. (RB) 5.25%, 07/01/22 (c)	1,103,916
	Montgomery County Industrial Development Authority, Pollution Control, Peco Energy Company Project (RB)
260,000	2.60%, 09/01/20 (p)	258,752
1,070,000	2.70%, 04/01/20 (p)	1,066,009
	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB)
150,000	5.00%, 01/01/25 (c)	149,609
850,000	5.25%, 01/01/25 (c)	832,915
820,000	5.38%, 01/01/25 (c)	809,553
	Moon Industrial Development Authority, Baptist Homes Society (RB)
95,000	5.00%, 07/01/20	96,801
300,000	5.63%, 07/01/25 (c)	314,823
590,000	6.00%, 07/01/25 (c)	617,936
2,950,000	Pennsylvania Economic Development Financing Authority, Energy Supply LLC Project, Series A (RB) 6.40%, 09/01/25 (c)	2,957,729
1,000,000	Pennsylvania Economic Development Financing Authority, Energy Supply LLC Project, Series B (RB) 5.00%, 09/01/20 (p)	1,001,320
5,000,000	Pennsylvania Economic Development Financing Authority, Energy Supply LLC Project, Series C (RB) 5.00%, 09/01/20 (p)	5,006,600
	Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB)
1,685,000	4.13%, 06/30/26 (c)	1,623,396
90,000	5.00%, 12/31/19	92,520
170,000	5.00%, 12/31/20	178,012
45,000	5.00%, 12/31/22	48,551
125,000	5.00%, 12/31/23	136,123
550,000	5.00%, 12/31/24	603,993
1,105,000	5.00%, 12/31/25	1,220,959
160,000	5.00%, 06/30/26 (c)	174,650
500,000	5.00%, 06/30/26 (c)	542,300
3,200,000	5.00%, 06/30/26 (c)	3,363,904
935,000	5.00%, 06/30/26 (c)	1,033,119
500,000	5.00%, 06/30/26 (c)	523,275
Principal Amount		Value

Pennsylvania: (continued)
$1,965,000	5.00%, 06/30/26 (c)	$2,092,116
410,000	5.00%, 06/30/26 (c)	442,697
870,000	5.00%, 06/30/26	963,769
1,800,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, USG Corp. Project (RB) 6.00%, 12/03/18 (c)	1,770,300
	Pennsylvania Economic Development Financing Authority, Tapestry Moon Senior Housing Project, Series A (RB)
390,000	6.50%, 12/01/28 (c)	377,672
440,000	6.75%, 12/01/28 (c)	424,547
	Pennsylvania Higher Educational Facilities Authority, Delaware Valley College of Science and Agriculture Project, Series LL (RB)
230,000	4.00%, 11/01/22 (c)	199,679
250,000	5.00%, 11/01/22 (c)	252,253
330,000	Philadelphia Authority for Industrial Development, Esperanza Academy Charter School Project (RB) 8.20%, 01/01/23 (c)	360,538
1,000,000	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB) 7.25%, 06/15/24 (c)	1,110,520
	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A (RB)
440,000	6.38%, 06/01/25 (c)	447,163
440,000	6.50%, 06/01/25 (c)	449,156
440,000	6.63%, 06/01/25 (c)	450,903
2,000,000	Philadelphia Authority for Industrial Development, University Square Apartments Project (RB) 5.50%, 12/01/26 (c)	1,834,740
	Philadelphia Authority for Industrial Development, Wesley Enhanced Living Obligation Group, Series A (RB)
735,000	5.00%, 07/01/27 (c)	762,687
500,000	5.00%, 07/01/27 (c)	503,460
1,000,000	5.00%, 07/01/27 (c)	1,011,850
1,000,000	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group (RB) 5.00%, 07/01/27 (c)	1,057,540
	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
1,240,000	5.00%, 07/01/27 (c)	1,324,357
220,000	5.00%, 07/01/27 (c)	233,809
1,745,000	5.63%, 07/01/22 (c)	1,835,182
1,275,000	5.63%, 07/01/22 (c)	1,347,560

See Notes to Financial Statements

103

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Pennsylvania: (continued)
$750,000	Quakertown General Authority Health Facilities, USDA Loan Anticipation Notes, Series A (RB) 3.13%, 07/01/19 (c)	$735,405
250,000	Scranton Redevelopment Authority, Series A (RB) 5.00%, 05/15/24 (c)	250,595
	Susquehanna Area Regional Airport Authority, Series A (RB)
650,000	5.00%, 01/01/23 (c)	694,720
1,500,000	5.00%, 01/01/23	1,621,440
1,210,000	Susquehanna Area Regional Airport Authority, Series B (RB) 4.00%, 01/01/23 (c)	1,185,570
		79,156,841
Puerto Rico: 1.0%
5,920,000	Children’s Trust Fund, Tobacco Settlement (RB) 5.63%, 12/03/18 (c)	6,000,749
	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
780,000	4.25%, 07/01/22 (c)	727,350
3,080,000	5.00%, 07/01/22 (c)	2,849,000
630,000	5.13%, 07/01/22 (c)	584,325
1,000,000	5.25%, 07/01/22 (c)	930,000
3,180,000	5.25%, 07/01/22 (c)	2,949,450
30,000	5.25%, 07/01/22 (c)	28,050
1,140,000	5.75%, 07/01/22 (c)	1,071,600
800,000	6.00%, 12/03/18 (c)	762,000
2,620,000	6.00%, 12/03/18 (c)	2,495,550
1,925,000	6.00%, 07/01/22 (c)	1,804,687
125,000	6.13%, 07/01/24	120,000
23,000,000	Puerto Rico Commonwealth Children’s Trust Tobacco Settlement Asset-Backed Bond, Series A (RB) 0.00%, 12/03/18 (c) ^	2,830,840
500,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control, Ana G. Mendez University System Project (RB) 5.00%, 12/03/18 (c)	488,750
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control, University of Sacred Heart Project (RB)
500,000	4.38%, 10/01/22 (c)	445,000
500,000	5.00%, 10/01/22 (c)	438,125
		24,525,476
Rhode Island: 0.4%
100,000	Rhode Island Health and Educational Building Corp., Care New England Issue, Series B (RB) 5.00%, 09/01/26	107,077
	Rhode Island Health and Educational Building Corp., Lifespan Obligated Group Issue (RB)
Principal Amount		Value

Rhode Island: (continued)
$700,000	4.00%, 05/15/26 (c)	$670,152
250,000	5.00%, 05/15/23	272,828
400,000	5.00%, 05/15/26 (c)	424,996
	Tobacco Settlement Financing Corp., Series A (RB)
24,580,000	0.00%, 11/16/18 (c) ^	2,767,954
115,000	5.00%, 06/01/23	124,875
1,000,000	5.00%, 06/01/25 (c)	1,042,040
	Tobacco Settlement Financing Corp., Series B (RB)
2,000,000	4.50%, 06/01/25 (c)	1,981,560
2,000,000	5.00%, 06/01/25 (c)	2,054,040
		9,445,522
South Carolina: 0.2%
	South Carolina Jobs-Economic Development Authority, Hampton Medical Center Project (RB)
500,000	5.00%, 11/01/24 (c)	505,780
500,000	5.00%, 11/01/24 (c)	510,165
500,000	5.00%, 11/01/24 (c)	516,460
300,000	South Carolina Jobs-Economic Development Authority, The Lutheran Homes of South Carolina, Inc. (RB) 5.00%, 05/01/23 (c)	303,246
	South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB)
545,000	4.00%, 11/15/24 (c)	516,862
3,090,000	5.25%, 11/15/24 (c)	3,237,084
		5,589,597
South Dakota: 0.1%
	City of Sioux Falls, Dow Rummel Village Project (RB)
750,000	5.00%, 11/01/26 (c)	750,975
500,000	5.00%, 11/01/26 (c)	492,590
		1,243,565
Tennessee: 1.2%
	Blount County, Health and Educational Facilities Board, Series A (RB)
1,000,000	5.00%, 01/01/25 (c)	1,015,340
625,000	5.00%, 01/01/25 (c)	640,106
3,400,000	Board of City of Franklin Health and Educational Facilities, Series A (RB) 7.50%, 06/01/27 (c)	3,530,152
	Bristol Industrial Development Board, Pinnacle Project, Series A (RB)
2,000,000	5.00%, 12/01/26 (c)	1,863,000
8,000,000	5.13%, 12/01/26 (c)	7,371,600
	Chattanooga-Hamilton County, Tennessee Hospital Authority, Series A (RB)
750,000	5.00%, 10/01/24 (c)	787,110
615,000	5.00%, 10/01/24 (c)	642,472
775,000	5.00%, 10/01/24 (c)	821,291
110,000	Claiborne County (GO) 4.13%, 04/01/20 (c)	110,923

See Notes to Financial Statements

104

Principal Amount		Value

Tennessee: (continued)
	Johnson City Health and Educational Facilities Board, Series A (RB)
$100,000	5.38%, 07/01/20 (c)	$105,207
180,000	5.63%, 07/01/20 (c)	190,103
	Knox County Health Educational and Housing Facility Board (RB)
205,000	4.00%, 09/01/26 (c)	188,955
260,000	4.00%, 09/01/26 (c)	233,680
3,440,000	5.00%, 04/01/27 (c)	3,638,247
	Memphis-Shelby County Industrial Development Board, Graceland Project, Series A (TA)
500,000	5.50%, 07/01/27 (c)	526,710
1,000,000	5.63%, 07/01/27 (c)	1,043,440
1,000,000	Metropolitan Government of Nashville and Davidson County (RB) 6.25%, 04/01/28 (c)	972,120
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Trezevant Manor Project, Series A (RB)
1,225,000	5.38%, 09/01/23 (c)	1,149,160
200,000	5.50%, 09/01/23 (c)	187,646
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Village at Germantown (RB)
2,000,000	5.25%, 12/01/22 (c)	2,037,360
450,000	5.38%, 12/01/22 (c)	459,634
70,000	Tennessee Energy Acquisition Corp., Series B (RB) 5.63%, 09/01/26	78,629
160,000	Tennessee Energy Acquisition Corp., Series C (RB) 5.00%, 02/01/23	173,130
		27,766,015
Texas: 5.2%
115,000	Austin Convention Enterprises, Inc., Series A (RB) 5.00%, 01/01/27 (c)	127,818
	Board of Managers, Joint Guadalupe County, City of Seguin Hospital Mortgage Revenue (RB)
215,000	5.00%, 12/01/25 (c)	208,477
610,000	5.00%, 12/01/25 (c)	597,202
700,000	5.25%, 12/01/25 (c)	728,924
	Central Texas Regional Mobility Authority, Senior Lien (RB)
1,315,000	3.38%, 01/01/26 (c)	1,123,694
250,000	5.00%, 01/01/22	268,575
285,000	5.00%, 01/01/26 (c)	310,171
200,000	5.00%, 01/01/26 (c)	214,530
850,000	5.00%, 01/01/26 (c)	942,055
400,000	5.00%, 01/01/26 (c)	429,576
545,000	6.00%, 01/01/21 (c)	587,308
810,000	6.25%, 01/01/21 (c)	877,133
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
1,305,000	5.00%, 01/01/23 (c)	1,377,584
1,270,000	5.00%, 01/01/23 (c)	1,356,868
Principal Amount		Value

Texas: (continued)
$565,000	5.00%, 07/01/25 (c)	$605,584
805,000	5.00%, 07/01/25 (c)	863,314
120,000	5.00%, 07/01/25 (c)	132,562
	Central Texas Regional Mobility Authority, Subordinated Lien (RB)
360,000	5.00%, 01/01/23 (c)	377,464
400,000	5.00%, 01/01/23 (c)	423,996
25,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	27,749
2,050,000	City of Houston, Continental Airlines, Inc., Terminal Improvement Projects (RB) 6.50%, 07/15/21 (c)	2,204,959
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
200,000	4.50%, 07/01/20	204,564
7,630,000	4.75%, 07/01/24	8,080,399
650,000	5.00%, 07/01/24 (c)	691,762
850,000	5.00%, 07/15/28	936,436
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-1 (RB)
2,000,000	5.00%, 07/15/25 (c)	2,108,040
600,000	5.00%, 07/15/25 (c)	640,392
1,000,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-2 (RB) 5.00%, 07/15/20	1,031,570
4,900,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB) 5.00%, 07/15/20	5,054,693
	Clifton Higher Education Finance Corp., Series A (RB)
730,000	5.13%, 08/15/25 (c)	730,146
610,000	5.50%, 08/15/25 (c)	614,752
850,000	Dallas County Flood Control District No. 1 (GO) 5.00%, 04/01/23 (c)	865,444
360,000	Grand Parkway Transportation Corp., Series A (RB) 5.50%, 10/01/23 (c)	394,618
	Gregg County Health Facilities Development Corp., Good Shepherd Health System, Series C (RB)
2,760,000	5.00%, 07/01/22 (c)	3,009,145
1,210,000	5.00%, 07/01/22 (c)	1,319,227
2,665,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	2,718,593
295,000	Harris County Industrial Development Corp., Deer Park Refining Project (RB) 5.00%, 12/01/19 (c)	304,346

See Notes to Financial Statements

105

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Texas: (continued)
$100,000	Harris County, Houston Sports Authority, Series A-3 (RB) 0.00%, 11/15/24 (c) ^	$52,374
275,000	Harris County, Houston Sports Authority, Series H (RB) 0.00%, 11/15/29 ^	174,958
595,000	Harrison County Health Facilities Development Corp. (RB) 5.25%, 07/01/20 (c)	623,471
675,000	La Vernia Higher Education Finance Corp., Meridian World School, Series A (RB) 5.50%, 08/15/24 (c)	688,324
	Love Field Airport Modernization Corp., Southwest Airline Co. (RB)
450,000	5.00%, 11/01/22 (c)	479,470
280,000	5.00%, 11/01/22	305,469
895,000	5.25%, 11/01/20 (c)	936,770
105,000	Matagorda County District No. 1, Pollution Control, Series B (RB) (AMBAC) 4.55%, 05/01/30	110,479
1,000,000	Mission Economic Development Corp., Senior Lien, Series B (RB) 5.75%, 11/21/18 (c)	1,030,330
230,000	New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 5.00%, 07/01/24 (c)	232,905
1,500,000	New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing College Station I LLC, Series A (RB) 5.00%, 04/01/24 (c)	1,547,250
	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB)
1,375,000	4.00%, 08/15/21 (c)	1,335,469
250,000	4.25%, 08/15/21 (c)	245,135
500,000	5.00%, 08/15/21 (c)	481,790
1,000,000	5.13%, 08/15/21 (c)	980,010
	New Hope Cultural Education Facilities Finance Corp., Legacy Prepatory Charter Academy, Series A (RB)
250,000	5.25%, 02/15/23 (c)	250,678
1,000,000	6.00%, 02/15/23 (c)	1,009,090
500,000	6.00%, 02/15/23 (c)	509,925
2,950,000	New Hope Cultural Education Facilities Finance Corp., Longhorn Village Project (RB) 5.00%, 01/01/24 (c)	2,940,943
	New Hope Cultural Education Facilities Finance Corp., MRC Crestview Project (RB)
1,460,000	5.00%, 11/15/24 (c)	1,496,865
100,000	5.00%, 11/15/24 (c)	105,198
Principal Amount		Value

Texas: (continued)
	New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
$115,000	5.00%, 07/01/24	$101,778
440,000	5.00%, 07/01/25 (c)	377,964
100,000	5.00%, 07/01/25 (c)	86,659
500,000	5.00%, 07/01/25 (c)	435,845
2,000,000	Newark Higher Education Finance Corp., Series A (RB) 5.13%, 08/15/22 (c)	2,000,180
	North East Texas Regional Mobility Authority, Series B (RB)
600,000	5.00%, 01/01/26 (c)	633,198
400,000	5.00%, 01/01/26 (c)	423,404
	Pottsboro Higher Education Finance Corp., Imagine International Academy of North Texas LLC, Series A (RB)
400,000	5.00%, 08/15/26 (c)	379,836
400,000	5.00%, 08/15/26 (c)	397,884
1,075,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	1,146,928
	San Antonio, Texas Convention Hotel Finance Corp., Series A (RB) (AMBAC)
85,000	4.75%, 12/03/18 (c)	85,002
230,000	5.00%, 12/03/18 (c)	228,224
600,000	5.00%, 12/03/18 (c)	601,914
9,900,000	Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB) 8.00%, 07/01/22 (c) (d) *	2,970,000
	Tarrant County Cultural Education Facilities Finance Corp., Air Force Villages Obligated Group Project (RB)
1,000,000	5.00%, 05/15/24 (c)	1,013,130
125,000	5.00%, 05/15/24 (c)	127,833
	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc., Series A (RB)
100,000	5.25%, 11/15/25 (c)	83,822
800,000	5.50%, 11/15/25 (c)	665,616
850,000	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc., Series B-1 (RB) 4.50%, 12/03/18 (c)	724,404
	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living, Ventana Project, Series A (RB)
1,350,000	6.63%, 05/15/27 (c)	1,460,916
2,150,000	6.75%, 05/15/27 (c)	2,326,515
1,000,000	6.75%, 05/15/27 (c)	1,085,640

See Notes to Financial Statements

106

Principal Amount		Value

Texas: (continued)
	Tarrant County Cultural Education Facilities Finance Corp., C.C. Young Memorial Home Project, Series A (RB)
$595,000	6.38%, 02/15/27 (c)	$635,740
510,000	6.38%, 02/15/27 (c)	543,517
	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB)
2,975,000	4.00%, 05/15/24 (c)	2,934,748
1,395,000	8.25%, 11/15/19 (c)	1,354,880
	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, Series A (RB)
240,000	8.00%, 12/03/18 (c)	239,962
170,000	8.25%, 11/15/19 (c)	165,381
1,150,000	Tarrant County Cultural Education Facilities Finance Corp., SQLC Senior Living Center at Corpus Christo, Inc., Series A (RB) 5.00%, 05/15/27 (c) (d) *	782,977
1,365,000	Tarrant County Cultural Education Facilities Finance Corp., Stayton at Museum Way Project, Series A (RB) 8.00%, 11/15/19 (c)	1,341,863
	Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply (RB)
650,000	5.00%, 12/15/19	668,980
1,490,000	5.00%, 12/15/21	1,596,446
1,265,000	5.00%, 12/15/22 (c)	1,351,172
1,720,000	5.00%, 12/15/22 (c)	1,842,653
1,285,000	5.00%, 12/15/22 (c)	1,368,962
175,000	5.00%, 12/15/22 (c)	185,810
780,000	5.00%, 12/15/22 (c)	829,421
750,000	5.00%, 12/15/22 (c)	806,490
1,280,000	5.00%, 12/15/22 (c)	1,392,448
1,715,000	5.00%, 12/15/22	1,869,161
1,445,000	5.00%, 12/15/22 (c)	1,568,417
1,220,000	5.00%, 12/15/22 (c)	1,315,819
1,360,000	5.00%, 12/15/22 (c)	1,471,751
	Texas Private Activity Bond Surface Transportation Corp., Blueridge Transportation Group LLC Project (RB)
460,000	5.00%, 12/31/25 (c)	481,666
230,000	5.00%, 12/31/25 (c)	241,560
	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group, LLC Project, Senior Lien (RB)
150,000	7.00%, 06/30/20 (c)	159,870
1,785,000	7.00%, 06/30/20 (c)	1,901,257
95,000	7.50%, 06/30/20 (c)	102,160
980,000	7.50%, 06/30/20 (c)	1,054,029
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project (RB)
515,000	7.00%, 09/01/23 (c)	596,174
230,000	7.50%, 12/31/19 (c)	242,744
Principal Amount		Value

Texas: (continued)
	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
$7,100,000	5.00%, 08/15/24 (c)	$7,500,653
1,500,000	5.00%, 08/15/24 (c)	1,574,340
600,000	5.00%, 08/15/24 (c)	642,198
850,000	5.00%, 08/15/24 (c)	905,216
	Town of Westlake, Solana Public Improvement District (SA)
1,000,000	6.13%, 09/01/25 (c)	979,870
1,000,000	6.25%, 09/01/25 (c)	982,380
1,000,000	6.38%, 09/01/25 (c)	985,360
2,730,000	Woodloch Health Facilities Development Corp., Series A-1 (RB) 6.75%, 06/01/20 (c)	2,780,751
		120,780,091
Utah: 0.2%
	Utah Charter School Finance Authority, Freedom Academy Foundation Project (RB)
1,500,000	5.25%, 06/15/27 (c)	1,470,240
4,425,000	5.38%, 06/15/27 (c)	4,281,541
		5,751,781
Vermont: 0.1%
1,100,000	Vermont Economic Development Authority, Wake Robin Corp. Project (RB) 5.40%, 05/01/22 (c)	1,148,334
910,000	Vermont Economic Development Authority, Wake Robin Corp. Project, Series A (RB) 5.00%, 05/01/27 (c)	930,866
		2,079,200
Virgin Islands: 1.2%
	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series C (RB)
250,000	4.50%, 10/01/24 (c)	236,250
1,000,000	5.00%, 10/01/24 (c)	970,000
4,250,000	5.00%, 10/01/24 (c)	4,037,500
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB)
110,000	6.63%, 10/01/19 (c)	111,485
1,740,000	6.75%, 10/01/19 (c)	1,763,490
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A (RB)
310,000	5.00%, 10/01/20	315,425
3,885,000	5.00%, 10/01/20 (c)	3,914,137
3,280,000	5.00%, 10/01/20 (c)	3,304,600
1,125,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A-1 (RB) 5.00%, 10/01/19 (c)	1,133,437

See Notes to Financial Statements

107

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Virgin Islands: (continued)
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB)
$1,245,000	5.00%, 10/01/19 (c)	$1,254,337
885,000	5.00%, 10/01/19 (c)	889,425
330,000	5.00%, 10/01/20 (c)	331,650
2,990,000	5.25%, 10/01/20 (c)	3,004,950
250,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Subordinate Lien, Series C (RB) 5.00%, 10/01/19 (c)	252,500
	Virgin Islands Water and Power Authority, Series A (RB)
50,000	5.00%, 12/03/18 (c)	48,125
330,000	5.00%, 12/03/18 (c)	319,275
	Virgin Islands Water and Power Authority, Series B (RB)
3,600,000	5.00%, 12/03/18 (c)	3,420,000
1,070,000	5.00%, 12/03/18 (c)	1,021,850
1,125,000	5.00%, 12/03/18 (c)	1,077,187
		27,405,623
Virginia: 1.8%
	Albemarle County, Virginia Economic Development Authority, Series A (RB)
640,000	4.63%, 01/01/23 (c)	643,456
1,000,000	5.00%, 01/01/23 (c)	1,019,490
500,000	Ballston Quarter Community Development Authority, Series A (TA) 5.50%, 03/01/27 (c)	512,250
1,000,000	Botetourt County, Virginia, Series A (RB) 6.00%, 07/01/24 (c)	1,068,010
250,000	Bristol Industrial Development Authority, Series B (RB) 6.35%, 11/01/24 (c)	238,113
	Cherry Hill Community Development Authority (SA)
200,000	5.15%, 03/01/25 (c)	201,812
500,000	5.40%, 03/01/25 (c)	504,760
	Chesapeake Bay Bridge and Tunnel District, First Tier (RB)
1,025,000	5.00%, 07/01/26 (c)	1,095,520
1,000,000	5.00%, 07/01/26 (c)	1,072,210
650,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	662,239
380,000	City of Chesapeake, Virginia Chesapeake Expressway, Series A (RB) 5.00%, 07/15/22 (c)	400,292
650,000	Economic Development Authority of the City of Newport News, Residential Care Facilities (RB) 3.13%, 12/01/25 (c)	606,339
Principal Amount		Value

Virginia: (continued)
	Fairfax County, Virginia Mosaic District Community Development Authority, Series A (SA)
$1,450,000	6.63%, 03/01/21 (c)	$1,545,453
1,000,000	6.88%, 03/01/21 (c)	1,068,820
1,250,000	Halifax County Industrial Development Authority, Virginia Recovery Zone Facility, Series A (RB) 2.15%, 09/01/20 (p)	1,243,312
	Hanover County Economic Development Authority (RB)
500,000	5.00%, 07/01/24 (c)	508,050
500,000	5.00%, 07/01/24 (c)	509,115
	Hanover County, Virginia Economic Development Authority, Series A (RB)
340,000	4.00%, 07/01/22	345,318
1,500,000	5.00%, 07/01/22 (c)	1,513,380
1,500,000	5.00%, 07/01/22 (c)	1,515,900
2,475,000	Henrico County Economic Development Authority, Residential Care Facilities, Series C (RB) 5.00%, 12/01/27 (c)	2,544,028
240,000	Hopewell City, Virginia Sewer System, Series A (RB) 5.00%, 07/15/21 (c)	254,158
4,750,000	Newport News Economic Development Authority, Residential Care Facilities (RB) 5.00%, 12/01/25 (c)	4,907,035
	Peninsula Town Center Community Development Authority (RB)
2,500,000	5.00%, 09/01/27 (c)	2,571,750
500,000	5.00%, 09/01/27 (c)	519,130
	Stafford County Economic Development Authority, Mary Washington Healthcare (RB)
480,000	4.00%, 06/15/26 (c)	461,064
300,000	5.00%, 06/15/26 (c)	323,403
2,000,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB) 5.00%, 11/16/18 (c)	1,968,220
16,940,000	Tobacco Settlement Financing Corp., Series C (RB) 0.00%, 11/16/18 (c) ^	1,648,601
	Virginia College Building Authority, Marymount University Project, Series A (RB)
2,000,000	5.00%, 07/01/25 (c)	2,037,300
1,000,000	5.00%, 07/01/25 (c)	1,030,780
300,000	Virginia College Building Authority, Marymount University Project, Series B (RB) 5.25%, 07/01/25 (c)	318,306
1,260,000	Virginia College Building Authority, Regent University Project (RB) 5.00%, 12/03/18 (c)	1,232,620

See Notes to Financial Statements

108

Principal Amount		Value

Virginia: (continued)
	Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB)
$760,000	5.50%, 07/01/22 (c)	$811,209
1,550,000	6.00%, 07/01/22 (c)	1,688,198
	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB)
300,000	5.00%, 01/01/22 (c)	312,804
1,450,000	5.00%, 01/01/22 (c)	1,511,886
1,000,000	Virginia Small Business Financing Authority, Solid Waste Disposal Facility (RB) 5.00%, 07/01/23 (c) (p)	1,015,720
	Wise County Industrial Development Authority, Solid Waste and Sewage Disposal, Series A (RB)
300,000	1.88%, 06/01/20 (p)	297,384
1,375,000	2.15%, 09/01/20 (p)	1,367,644
		43,095,079
Washington: 0.8%
1,000,000	Greater Wenatchee Regional Events Center, Public Facilities District, Series A (RB) 5.50%, 09/01/22 (c)	1,010,570
	Kalispel Tribe Indians Priority, Series A (RB)
250,000	5.00%, 01/01/28 (c)	259,668
250,000	5.25%, 01/01/28 (c)	259,183
	King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (GO)
1,000,000	5.00%, 12/01/25 (c)	922,490
500,000	5.75%, 12/01/25 (c)	488,920
500,000	6.00%, 12/01/25 (c)	485,940
250,000	6.25%, 12/01/25 (c)	242,068
	Klickitat County Public Hospital District No. 2 (RB)
250,000	5.00%, 12/01/27 (c)	228,883
880,000	5.00%, 12/01/27 (c)	868,586
300,000	Washington Health Care Facilities Authority, Catholic Health Initiative, Series A (RB) 5.00%, 02/01/21 (c)	307,278
1,650,000	Washington Health Care Facilities Authority, Central Washington Health Services Association (RB) 5.00%, 07/01/25 (c)	1,740,651
	Washington State Housing Finance Commission, Bayview Manor Senior Project, Series A (RB)
1,000,000	5.00%, 07/01/24 (c)	1,009,440
1,000,000	5.00%, 07/01/24 (c)	1,012,630
150,000	5.00%, 07/01/24 (c)	153,149
500,000	Washington State Housing Finance Commission, Heartstone Project, Series A (RB) 5.00%, 07/01/26 (c)	500,345
Principal Amount		Value

Washington: (continued)
	Washington State Housing Finance Commission, Herons Key Senior Living, Series A (RB)
$200,000	6.00%, 07/01/25	$213,418
1,000,000	6.75%, 07/01/25 (c)	1,064,270
	Washington State Housing Finance Commission, Herons Key Senior Living, Series B (RB)
250,000	5.50%, 11/21/18 (c)	250,123
1,350,000	6.50%, 07/01/25 (c)	1,437,493
1,100,000	Washington State Housing Finance Commission, Mirabella Project, Series A (RB) 6.75%, 10/01/22 (c)	1,175,251
	Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
665,000	5.00%, 01/01/25 (c)	688,388
1,500,000	5.00%, 01/01/25 (c)	1,557,945
	Washington State Housing Finance Commission, Weslet Homes at Lea Hill Project (RB)
1,250,000	5.00%, 07/01/26 (c)	1,256,237
500,000	5.00%, 07/01/26 (c)	504,085
		17,637,011
West Virginia: 0.6%
325,000	Brooke County Commission, Series A (RB) 6.75%, 04/01/21 (c)	325,189
	Ohio County Development Authority, Sports Complex Project (RB)
1,000,000	5.00%, 09/01/28 (c)	946,630
1,975,000	5.00%, 09/01/28 (c)	1,931,234
5,275,000	Philippi, West Virginia, The Philippi Municipal Building Commission, Series A (RB) 7.75%, 10/01/22 (c) (d) * §	3,692,500
	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB)
2,395,000	6.50%, 11/16/18 (c)	1,974,318
2,230,000	6.50%, 11/16/18 (c)	1,910,196
2,720,000	6.75%, 11/16/18 (c)	2,240,926
		13,020,993
Wisconsin: 2.2%
	Public Finance Authority, American Dream at Meadowlands Project (RB)
500,000	6.75%, 12/01/27 (c)	559,340
15,250,000	7.00%, 12/01/27 (c)	17,192,392
100,000	Public Finance Authority, American Dream at Meadowlands Project, Series A (RB) 6.75%, 08/01/31	107,902
1,000,000	Public Finance Authority, American Preparatory Academy (RB) 5.38%, 07/15/27 (c)	1,004,400

See Notes to Financial Statements

109

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Wisconsin: (continued)
$250,000	Public Finance Authority, Bancroft Neurohealth Project, Series A (RB) 5.13%, 06/01/26 (c)	$251,158
	Public Finance Authority, Cornerstone Charter Academy, Series A (RB)
495,000	5.00%, 02/01/26 (c)	472,507
500,000	5.13%, 02/01/26 (c)	460,425
	Public Finance Authority, Corvian Community School Project, Series A (RB)
580,000	4.25%, 06/15/24 (c)	577,036
800,000	5.00%, 06/15/24 (c)	780,080
1,000,000	5.13%, 06/15/24 (c)	965,740
1,000,000	Public Finance Authority, Higher Educational Facilities, Wittenberg University Project (RB) 5.25%, 12/01/24 (c)	1,017,100
1,000,000	Public Finance Authority, Marys Woods at Marylhurst Project, Series A (RB) 5.25%, 05/15/25 (c)	1,035,440
1,775,000	Public Finance Authority, Million Air Two LLC, Series B (RB) 7.13%, 06/01/24 (c)	1,780,733
500,000	Public Finance Authority, National Gypsum Comp. (RB) 5.25%, 11/01/24 (c)	523,800
	Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB)
1,150,000	5.00%, 06/15/26 (c)	1,011,114
4,000,000	5.00%, 06/15/26 (c)	3,699,360
500,000	Public Finance Authority, Phoenix Academy Project, Series A (RB) 5.88%, 06/15/24 (c)	460,195
	Public Finance Authority, Retirement Facilities (RB)
2,580,000	5.00%, 03/01/28 (c)	2,675,254
1,250,000	5.00%, 03/01/28 (c)	1,312,675
790,000	Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	828,749
1,455,000	Public Finance Authority, Transportation Infrastructure Properties, LLC Obligated Group, Series G (RB) 5.00%, 07/01/22 (c)	1,512,094
Principal Amount		Value

Wisconsin: (continued)
$200,000	Public Finance Authority, Triad Educational Services, Inc., Series A (RB) 5.50%, 06/15/25 (c)	$200,316
500,000	Public Finance Authority, Vista Grande Villa Project, Series A (RB) 6.50%, 07/01/25 (c)	515,175
750,000	Wisconsin Health and Educational Facilities Authority, American Baptist Homes of the Midwest (RB) 5.00%, 08/01/24 (c)	779,017
	Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc., Series B (RB)
1,095,000	5.00%, 07/01/23 (c)	1,065,052
1,000,000	5.00%, 07/01/23 (c)	981,720
550,000	Wisconsin Health and Educational Facilities Authority, Mile Bluff Medical Center Inc. (RB) 5.13%, 05/01/24 (c)	562,809
	Wisconsin Health and Educational Facilities Authority, Saul-Prairie Memorial Hospital, Inc., Series A (RB)
2,150,000	5.25%, 02/01/23 (c)	2,213,231
1,975,000	5.38%, 02/01/23 (c)	2,039,444
3,950,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series A (RB) 5.13%, 02/01/23 (c)	4,054,951
		50,639,209
Total Municipal Bonds (Cost: $2,331,869,267)		2,304,538,033

Number of Shares
MONEY MARKET FUND: 0.1% (Cost: $1,268,224)
1,268,224	Dreyfus Government Cash Management Fund – Institutional Shares	1,268,224
Total Investments: 98.4% (Cost: $2,333,193,488)		2,305,848,254
Other assets less liabilities: 1.6%		37,385,324
NET ASSETS: 100.0%		$2,343,233,578

See Notes to Financial Statements

110

Definitions:

ACA	Credit Agricole SA
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $41,997 which represents 0.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $3,734,550 which represents 0.2% of net assets.
¥	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Summary of Investments By Sector	% of Investments	Value
Education	8.0%	$184,094,750
Health Care	21.8	503,739,584
Housing	2.4	54,717,293
Industrial	0.0	41,997
Industrial Revenue	15.0	346,458,307
Leasing	5.2	119,780,860
Local	8.0	185,686,202
Power	0.4	8,933,570
Solid Waste/Resource Recovery	0.1	1,573,438
Special Tax	9.7	223,486,853
State	4.3	98,460,766
Tobacco	15.8	364,651,823
Transportation	7.2	166,327,395
Water & Sewer	2.0	46,627,192
Money Market Fund	0.1	1,268,224
	100.0%	$2,305,848,254

The summary of inputs used to value the Fund’s investments as of October 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$—	$41,997	$41,997
Municipal Bonds*	—	2,304,538,033	—	2,304,538,033
Money Market Fund	1,268,224	—	—	1,268,224
Total	$1,268,224	$2,304,538,033	$41,997	$2,305,848,254

* See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2018.

See Notes to Financial Statements

111

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended October 31, 2018:

Corporate Bonds
South Carolina
Balance as of April 30, 2018	$—
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of level 3	41,997
Balance as of October 31, 2018	$41,997

Transfers to Level 3 resulted from a bankruptcy restructuring. The Fund received debt obligations issued by a private company.

See Notes to Financial Statements

112

VANECK VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2018 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 97.7%
Alabama: 1.0%
$130,000	Alabama Federal Aid Highway Finance Authority (RB) 5.00%, 09/01/22 (c)	$143,147
Arizona: 3.7%
500,000	Pinal County Electric District No 3 (RB) 5.25%, 07/01/21 (c)	539,500
California: 14.7%
190,000	California State Public Works Board, Series I-1 (RB) 6.13%, 11/01/19 (c)	198,297
200,000	City of Los Angeles, Wastewater System, Series A (RB) 6.00%, 06/01/21	220,392
200,000	Contra Costa Transportation Authority, Series B (RB) 5.00%, 03/01/20 (c)	208,372
200,000	East Bay Municipal Utility District Wastewater System Revenue, Series A (RB) 5.00%, 06/01/20 (c)	209,862
	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series A (RB)
230,000	0.00%, 01/01/20 ^	224,761
500,000	0.00%, 01/01/29 ^	365,750
305,000	Orange County, California Water District Revenue, Series B (CP) (NATL) 5.00%, 08/15/32 (c)	370,365
290,000	Regents of the University of California, Medical Center Pooled Revenue, Series J (RB) 5.25%, 05/15/23 (c)	329,730
		2,127,529
Colorado: 3.3%
100,000	Denver City and County School District No. 1 (GO) (SAW) 5.00%, 12/01/22 (c)	110,622
100,000	Park Creek Metropolitan District (GO) 6.25%, 12/01/19 (c)	104,519
250,000	University of Colorado, Series A (RB) 5.00%, 06/01/21 (c)	267,917
		483,058
Florida: 2.8%
100,000	City of Orlando, Series A (RB) 5.00%, 05/01/24 (c)	113,205
285,000	Florida Municipal Power Agency, Series A (RB) 5.25%, 10/01/19 (c)	293,499
		406,704
Georgia: 6.8%
	City of Atlanta, Water and Wastewater Revenue, Series A (RB)
190,000	6.00%, 11/01/19 (c)	197,583
650,000	6.25%, 11/01/19 (c)	677,534
100,000	Thomasville Hospital Authority (RB) 5.25%, 11/01/20 (c)	105,956
		981,073
Principal Amount		Value

Kentucky: 1.1%
$150,000	Kentucky Turnpike Authority, Series A (RB) 5.00%, 07/01/22 (c)	$164,370
Louisiana: 1.1%
150,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Series B (RB) 6.00%, 10/01/20 (c)	160,651
Maryland: 2.6%
350,000	Washington Suburban Sanitary Commission (GO) 4.00%, 06/01/23 (c)	375,879
Massachusetts: 2.6%
125,000	Commonwealth of Massachusetts, Series C (GO) 5.00%, 07/01/22 (c)	137,206
200,000	Massachusetts Health and Educational Facilities Authority, Series A (RB) 5.00%, 12/15/19 (c)	206,718
25,000	Massachusetts State Water Resources Authority, Series A (RB) 6.50%, 07/15/19	25,802
		369,726
Minnesota: 1.1%
150,000	State of Minnesota, Series A (GO) 5.00%, 12/01/19 (c)	154,783
Mississippi: 3.7%
500,000	Mississippi Development Bank, Marshall County Industrial Development Authority (RB) 5.00%, 01/01/22 (c)	542,230
New Hampshire: 0.9%
120,000	New Hampshire Business Finance Authority, Series A (RB) 6.13%, 10/01/19 (c)	124,469
New York: 7.4%
110,000	New York City Water and Sewer System (RB) 5.00%, 06/15/23 (c)	123,559
65,000	New York Metropolitan Transportation Authority, Dedicated Tax, Series A (RB) (NATL) 6.00%, 04/01/20	67,133
300,000	New York State Dormitory Authority (RB) 5.50%, 07/01/20 (c)	316,887
	Triborough Bridge and Tunnel Authority, Series B (RB)
200,000	5.20%, 01/01/22 (c)	219,134
325,000	5.50%, 01/01/22 (c)	351,065
		1,077,778
North Carolina: 6.0%
165,000	North Carolina Eastern Municipal Power Agency, Power System Revenue, Series B (RB) 5.00%, 01/01/21	175,067
	State of North Carolina, Series C (RB)
500,000	5.00%, 05/01/21 (c)	534,845
145,000	5.00%, 05/01/21 (c)	155,105
		865,017

See Notes to Financial Statements

113

VANECK VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Ohio: 7.6%
$320,000	City of Columbus, Series A (GO) 5.00%, 08/15/23 (c)	$358,627
120,000	County of Hancock, Series A (RB) 6.25%, 06/01/21 (c)	132,029
210,000	Cuyahoga Community College District, Series C (RB) 5.00%, 02/01/20 (c)	217,636
130,000	Ohio Water Development Authority, Water Pollution Control, Series A (RB) 5.00%, 12/01/19 (c)	134,217
250,000	State of Ohio, Series A (GO) 4.00%, 05/01/21 (c)	261,372
		1,103,881
Oregon: 1.9%
250,000	State of Oregon, Department of Transportation, Highway User Tax, Senior Lien, Series A (RB) 5.00%, 11/15/23 (c)	281,417
Pennsylvania: 8.9%
	Commonwealth of Pennsylvania, First Series (GO)
750,000	5.00%, 06/01/22 (c)	821,910
110,000	5.00%, 06/01/22 (c)	120,547
135,000	Pennsylvania Higher Educational Facilities Authority, Series A (RB) 5.00%, 09/01/19	138,418
195,000	Pennsylvania Turnpike Commission, Series B-1 (RB) 5.00%, 12/01/20 (c)	206,246
		1,287,121
Puerto Rico: 1.0%
145,000	Puerto Rico Highway and Transportation Authority, Series AA (RB) (NATL) 5.50%, 07/01/19	148,306
Rhode Island: 1.1%
150,000	State of Rhode Island, Series A (GO) 5.50%, 08/01/21 (c)	163,372
Tennessee: 0.8%
100,000	Tennessee State School Bond Authority, Series A (RB) 5.00%, 05/01/22 (c)	109,411
Texas: 6.6%
425,000	City of Laredo, Waterworks and Sewer System (RB) 5.25%, 03/01/20 (c)	442,234
225,000	North Texas Tollway Authority, First Tier, Series A (RB) 5.00%, 09/01/21 (c)	241,549
260,000	North Texas Tollway Authority, Series D (RB) 5.00%, 09/01/21 (c)	279,123
		962,906
Principal Amount		Value

Virginia: 7.3%
$100,000	City of Norfolk, Water Revenue (RB) 5.00%, 05/01/22 (c)	$109,446
340,000	Richmond, Virginia Metropolitan Transportation Authority (RB) 5.25%, 07/15/22	359,309
100,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB) 5.00%, 02/01/22 (c)	108,857
100,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series B (RB) 4.00%, 02/01/22 (c)	105,738
350,000	Virginia Commonwealth Transportation Board (RB) 5.25%, 05/15/21 (c)	376,547
		1,059,897
Wisconsin: 3.7%
295,000	State of Wisconsin (GO) 4.00%, 05/01/22 (c)	312,370
100,000	State of Wisconsin, Series 1 (RB) 5.00%, 06/01/21	106,907
100,000	State of Wisconsin, Series B (GO) 5.00%, 05/01/22 (c)	109,234
		528,511
Total Municipal Bonds (Cost: $14,289,210)		14,160,736

Number of Shares
MONEY MARKET FUND: 0.7% (Cost: $97,085)
97,085	Dreyfus Government Cash Management Fund – Institutional Shares	97,085
Total Investments: 98.4% (Cost: $14,386,295)		14,257,821
Other assets less liabilities: 1.6%		229,341
NET ASSETS: 100.0%		$14,487,162

See Notes to Financial Statements

114

Definitions:
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding

Footnotes:
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond

Summary of Investments By Sector	% of Investments	Value
Education	10.3%	$1,471,582
Health Care	6.0	852,835
Leasing	8.8	1,258,612
Local	5.9	845,128
Power	7.1	1,008,066
Special Tax	3.0	426,096
State	14.6	2,080,794
Transportation	27.8	3,970,087
Water & Sewer	15.8	2,247,536
Money Market Fund	0.7	97,085
	100.0%	$14,257,821

The summary of inputs used to value the Fund’s investments as of October 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$14,160,736	$—	$14,160,736
Money Market Fund	97,085	—	—	97,085
Total	$97,085	$14,160,736	$—	$14,257,821

* See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2018.

See Notes to Financial Statements

115

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2018 (unaudited)

Principal
Amount		Value

MUNICIPAL BONDS: 99.2%
Alabama: 0.2%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$150,000	6.45%, 12/03/18 (c)	$149,999
150,000	6.45%, 12/03/18 (c)	149,999
		299,998
Arizona: 1.6%
	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB)
175,000	5.00%, 02/01/20	180,464
125,000	5.00%, 02/01/21	131,643
	Arizona Industrial Development Authority, Education Revenue Bonds, Series A (RB)
250,000	4.75%, 07/01/23 (c)	243,858
200,000	5.00%, 07/01/26	209,580
125,000	City of Phoenix Civic Improvement Corp., Junior Lien, Airport Revenue, Series A (RB) 5.00%, 07/01/20 (c)	130,851
250,000	Glendale Industrial Development Authority (RB) 4.00%, 11/15/24 (c)	240,980
	Industrial Development Authority of the City of Phoenix, Series A (RB)
250,000	3.00%, 07/01/20	246,718
500,000	4.00%, 07/01/25	496,800
250,000	Industrial Development Authority of the Town of Florence, Inc., Legacy Traditional School Project (RB) 5.00%, 07/01/23	259,318
70,000	Pima County Industrial Development Authority, Edkey Charter Schools Project (RB) 4.38%, 07/01/26	66,933
250,000	Pima County Industrial Development Authority, Education Facility Revenue Bonds (RB) 4.13%, 06/15/22 (c)	241,890
	Salt Verde Financial Corp. (RB)
65,000	5.25%, 12/01/21	70,046
50,000	5.25%, 12/01/23	55,438
65,000	5.25%, 12/01/24	73,033
10,000	5.25%, 12/01/28	11,485
		2,659,037
California: 10.1%
195,000	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series C (RB) 5.00%, 05/01/21 (c)	207,365
375,000	Bay Area Toll Authority, Series S-4 (RB) 5.00%, 04/01/23 (c)	421,957
Principal
Amount		Value

California: (continued)
$430,000	California Communities Development Authority, Daughters of Charity Health System, Series G (RB) 5.50%, 12/03/18 (c)	$366,601
320,000	California Health Facilities Financing Authority Revenue Bonds, Series E (RB) 5.63%, 07/01/19 (c)	327,110
240,000	California Health Facilities Financing Authority Revenue Bonds, Series G (RB) 5.50%, 12/03/18 (c)	240,766
	California Municipal Finance Authority (RB)
1,000,000	5.00%, 06/30/27	1,121,510
1,000,000	5.00%, 06/30/28	1,124,630
	California Municipal Finance Authority, Community Medical Center, Series A (RB)
50,000	5.00%, 02/01/27 (c)	56,787
50,000	5.00%, 02/01/27	57,060
500,000	California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.00%, 03/01/25	498,090
400,000	California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB) 3.88%, 07/01/28	395,060
1,080,000	California Public Finance Authority, NCCD-Claremont Properties LLC, Series A (RB) 5.00%, 07/01/27	1,128,794
250,000	California State Public Works Board (RB) 3.00%, 05/01/28 (c)	239,108
	California State Public Works Board, Department of Corrections and Rehabilitation, Series A (RB)
200,000	5.00%, 09/01/20	210,800
300,000	5.00%, 09/01/21	323,778
	California Statewide Communities Development Authority, Baptist University, Series A (RB)
250,000	3.00%, 11/01/22	250,098
500,000	3.50%, 11/01/27	498,090
180,000	California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB) 5.75%, 12/03/18 (c)	153,286
160,000	California Statewide Communities Development Authority, Irvine East Campus Apartments (RB) 5.00%, 05/15/20	166,482
350,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB) 5.00%, 06/01/26 (c)	381,517

See Notes to Financial Statements

116

Principal
Amount		Value

California: (continued)
$35,000	City of Modesto, Community Center Refinancing Project, Series A (CP) (AMBAC) 5.00%, 11/01/23	$36,098
375,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	414,967
	County of Sacramento, Airport System Revenue (RB)
250,000	5.00%, 07/01/27	286,042
115,000	5.00%, 07/01/28	135,222
160,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-2 (RB) 5.00%, 07/15/19 (c) (p)	163,011
600,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	663,480
	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB)
500,000	5.00%, 06/01/23	551,720
500,000	5.00%, 06/01/25	552,385
125,000	5.00%, 06/01/26	138,880
205,000	Inland Empire Tobacco Securitization Authority, Series B (RB) 5.75%, 06/01/21 (c)	213,450
25,000,000	Inland Empire Tobacco Securitization Authority, Series E (RB) 0.00%, 11/16/18 (c) ^	956,500
500,000	Irvine Unified School District, Special Tax, Community Facilities No. 09-1, Series A (ST) 5.00%, 09/01/26	562,250
230,000	Lake Elsinore Public Financing Authority, Local Agency Revenue (ST) 5.00%, 09/01/24	255,208
32,000	Lincoln Public Financing Authority, Subordinated Series B (SA) 5.38%, 09/02/21	33,591
325,000	Los Angeles Municipal Improvement Corporation, Series A (RB) 5.00%, 11/01/20	344,389
750,000	Los Angeles Unified School District, Series B (CP) 5.00%, 10/01/22 (c)	822,420
	Palomar Health (RB)
250,000	5.00%, 11/01/25	276,032
90,000	5.00%, 11/01/26 (c)	99,214
250,000	Port of Oakland (RB) 5.00%, 11/01/23	277,575
230,000	Port of Oakland, Series O (RB) 5.00%, 05/01/20	240,092
500,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/24	557,070
110,000	Riverside County Public Financing Authority, Capital Facilities Project (RB) 5.00%, 11/01/23	123,503
Principal
Amount		Value

California: (continued)
$85,000	San Francisco Community College District (GO) 5.00%, 06/15/22	$93,890
100,000	San Francisco Redevelopment Agency, Community Facilities District No. 6, Series A (ST) 5.00%, 08/01/22 (c)	109,713
55,000	Vernon Electric System, Series A (RB) 5.13%, 08/01/19 (c)	56,142
895,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21	719,625
		16,851,358
Colorado: 2.4%
500,000	Arista Metropolitan District in the City and County of Broomfield, Series A (GO) 4.38%, 12/01/23 (c)	497,765
500,000	Colorado Educational and Cultural Facilities Authority, Loveland Classical Schools Project, Thompson School District R2-J (RB) 3.75%, 07/01/26	480,125
5,000	Colorado Health Facilities Authority, Catholic Health Initiatives, Series A (RB) 5.25%, 07/01/19 (c)	5,105
250,000	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB) 5.20%, 12/03/18 (c)	250,095
85,000	Colorado Health Facilities Authority, Hospital Revenue Bonds (RB) 5.00%, 05/15/26 (c)	96,023
150,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.13%, 11/15/23	169,734
120,000	Denver Convention Center Hotel Authority (RB) 5.00%, 12/01/22	129,581
500,000	Dominion Water and Sanitation District (RB) 5.25%, 12/01/21 (c)	523,775
1,500,000	Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA) 4.50%, 11/01/25 (c)	1,431,030
140,000	Public Authority for Colorado Energy (RB) 6.25%, 11/15/28	169,963
200,000	Southlands Metropolitan District No. 1, Series A-1 (GO) 3.50%, 12/01/27	195,274
		3,948,470

See Notes to Financial Statements

117

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Connecticut: 1.9%
$405,000	City of Hartford, Series A (GO) 5.00%, 04/01/23 (c)	$438,939
	Mohegan Tribe of Indians of Connecticut, Gaming Authority, Series C (RB)
250,000	5.25%, 02/01/22	257,678
250,000	5.50%, 02/01/23	259,842
	State of Connecticut, Series B (GO)
200,000	5.00%, 04/15/22 (c)	213,566
250,000	5.00%, 04/15/28	278,890
	State of Connecticut, Series D (GO)
250,000	5.00%, 10/01/20 (c)	261,077
100,000	5.00%, 11/01/21 (c)	105,780
	University of Connecticut, Series A (RB)
815,000	5.00%, 02/15/21 (c)	856,809
380,000	5.00%, 03/15/25	422,590
		3,095,171
District of Columbia: 0.2%
250,000	District of Columbia, Ingleside at Rock Creek Project, Series A (RB) 4.13%, 07/01/24 (c)	246,850
Florida: 2.5%
500,000	Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB) 4.38%, 06/15/27	473,535
500,000	Capital Trust Agency, University Bridge, LLC Student Housing Project, Series A (RB) 4.00%, 12/01/28	476,585
500,000	Citizens Property Insurance Corp., Series A-1 (RB) 5.00%, 06/01/20	520,985
500,000	Florida Development Finance Corp., Renaissance Chapter School, Inc. Project, Series A (RB) 5.00%, 06/15/25	508,140
250,000	Florida Development Finance Corp., Southwest Charter Foundation Inc. Project, Series A (RB) 5.13%, 06/15/27	239,808
200,000	Miami-Dade County, School Board Foundation, Inc., Series D (CP) 5.00%, 11/01/19	205,874
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
250,000	5.00%, 10/01/23	275,925
250,000	5.00%, 10/01/24	278,912
250,000	Northern Palm Beach County Improvement District, Unit of Development No. 2C (SA) 4.50%, 08/01/24	256,095
120,000	School Board of Miami-Dade County, Series D (CP) 5.00%, 02/01/26 (c)	132,966
250,000	School District of St. Lucie County, Sales Tax (RB) (AGM) 5.00%, 10/01/25	283,005
Principal
Amount		Value

Florida: (continued)
$500,000	Village Community Development District No. 12 (SA) (SAW) 3.80%, 05/01/28	$498,815
		4,150,645
Georgia: 2.1%
	Atlanta Development Authority, Senior Health Care Facilities, Series A-1 (RB)
250,000	6.00%, 01/01/23	247,625
500,000	6.50%, 01/01/28 (c)	487,275
1,000,000	Burke County Development Authority, Pollution Control, Series E (RB) 3.25%, 02/03/25 (p)	974,500
175,000	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB) 5.25%, 09/01/20	181,815
160,000	Georgia Local Government, Grantor Trust Certificates of Participation, Series A (CP) (NATL) 4.75%, 06/01/28	164,586
325,000	Greene County Development Authority, Glen-I, LLC Project, Series A (RB) 6.13%, 01/01/25	307,294
	Main Street Natural Gas, Inc., Series A-1 (RB)
130,000	5.50%, 09/15/23	145,305
135,000	5.50%, 09/15/25	154,633
250,000	Marietta Development Authority, University Facilities, Life University, Inc. Project, Series A (RB) 5.00%, 11/01/27	270,897
560,000	Municipal Electric Authority of Georgia, Series B (RB) 5.00%, 01/01/20	577,248
		3,511,178
Guam: 1.4%
750,000	A. B. Won Pat International Airport Authority, Series C (RB) 5.00%, 10/01/21	770,242
250,000	Government of Guam, Business Privilege Tax, Series D (RB) 5.00%, 11/15/25 (c)	272,717
185,000	Guam Government Limited Obligation, Series A (GO) 6.00%, 11/15/19	187,342
1,000,000	Territory of Guam (RB) 5.00%, 12/01/24	1,091,790
		2,322,091
Hawaii: 0.1%
115,000	Kuakini, Hawaii Health System, Series A (RB) 6.30%, 12/03/18 (c)	115,282
Illinois: 20.7%
	Chicago Board of Education (GO)
250,000	0.00%, 12/01/22 ^	216,648
320,000	0.00%, 12/01/23 ^	264,032
105,000	0.00%, 12/01/24 ^	82,381
130,000	0.00%, 12/01/26 ^	91,672
500,000	4.00%, 12/01/22	500,545

See Notes to Financial Statements

118

Principal
Amount		Value

Illinois: (continued)
$250,000	5.00%, 12/03/18 (c)	$250,573
250,000	5.00%, 12/01/28 (c)	257,578
200,000	5.00%, 12/01/28 (c)	220,996
	Chicago Board of Education, Series A (GO) (AMBAC)
275,000	5.50%, 12/01/19	281,066
200,000	7.00%, 12/01/25 (c)	233,850
	Chicago Board of Education, Series C (GO)
350,000	5.00%, 12/03/18 (c)	350,059
500,000	5.00%, 12/03/18 (c)	500,455
500,000	5.00%, 12/01/27	518,070
275,000	5.25%, 12/03/18 (c)	275,223
395,000	Chicago Board of Education, Series F (GO) 5.00%, 12/01/20	406,218
300,000	Chicago O’Hare International Airport (RB) 4.00%, 01/01/22 (c)	301,317
	Chicago School Reform Board of Trustees, Series B-1 (GO)
195,000	0.00%, 12/01/24 ^	152,993
150,000	0.00%, 12/01/26 ^	105,776
255,000	0.00%, 12/01/28 ^	161,703
145,000	City of Chicago (GO) (AMBAC) 5.00%, 12/03/18 (c)	145,291
105,000	City of Chicago, Modern School Across Chicago Program, Series A (GO) 5.00%, 12/01/20 (c)	108,751
100,000	City of Chicago, Motor Fuel Tax (RB) (AGM) 5.00%, 01/01/24 (c)	105,766
	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO)
280,000	5.00%, 01/01/25	299,726
350,000	5.25%, 01/01/25 (c)	371,119
	City of Chicago, Series A (GO)
500,000	5.00%, 01/01/20	510,010
270,000	5.25%, 01/01/24 (c)	285,590
150,000	City of Chicago, Series B (GO) 5.00%, 01/01/20	153,123
	City of Chicago, Series C (GO)
95,000	5.00%, 01/01/22	99,548
660,000	5.00%, 01/01/23	696,188
400,000	5.00%, 01/01/24	424,800
200,000	5.00%, 01/01/25	213,634
270,000	City of Chicago, Water Revenue, Second Lien (RB) 5.00%, 11/01/24 (c)	291,738
240,000	Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	250,632
500,000	County of Cook, Series A (GO) 5.25%, 11/15/21 (c)	541,635
1,250,000	Illinois Finance Authority, Friendship Village of Schaumburg (RB) 5.00%, 02/15/27	1,244,875
60,000	Illinois Finance Authority, Institute of Technology, Series A (RB) 5.00%, 12/03/18 (c)	60,041
Principal
Amount		Value

Illinois: (continued)
$50,000	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB) 5.50%, 02/15/20 (c)	$52,028
250,000	Illinois Finance Authority, Three Crowns Park (RB) 4.00%, 02/15/24 (c)	249,638
	Illinois Railsplitter Tobacco Settlement Authority (RB)
160,000	5.25%, 06/01/20	166,800
75,000	5.25%, 06/01/21	80,025
70,000	5.38%, 06/01/21	74,907
120,000	Illinois Sports Facilities Authority (RB) (AMBAC) 0.00%, 06/15/26 ^	86,324
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
125,000	0.00%, 06/15/20 ^	118,490
195,000	0.00%, 12/15/22 ^	167,191
130,000	0.00%, 12/15/24 ^	101,715
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB)
115,000	0.00%, 06/15/28 ^	74,952
60,000	5.00%, 06/15/22 (c)	63,116
970,000	5.00%, 06/15/22 (c)	1,004,988
35,000	5.00%, 12/15/22	37,121
500,000	5.00%, 12/15/27 (c)	543,045
100,000	Northern Illinois Municipal Power Agency (RB) 5.00%, 12/01/26 (c)	110,698
	State of Illinois (GO)
70,000	4.00%, 12/03/18 (c)	70,036
275,000	4.00%, 03/01/22 (c)	268,999
80,000	4.00%, 08/01/22 (c)	78,695
660,000	4.00%, 05/01/24	655,175
280,000	4.00%, 06/15/26 (c)	289,472
300,000	4.13%, 03/01/22 (c)	290,601
540,000	5.00%, 01/01/20 (c)	549,380
325,000	5.00%, 01/01/20	332,143
135,000	5.00%, 01/01/21	138,838
300,000	5.00%, 01/01/21	308,529
70,000	5.00%, 07/01/21	72,375
445,000	5.00%, 01/01/22 (c)	455,684
200,000	5.00%, 02/01/22	206,884
600,000	5.00%, 05/01/22	621,978
920,000	5.00%, 08/01/22 (c)	952,310
750,000	5.00%, 08/01/22	778,462
700,000	5.00%, 08/01/23	729,953
500,000	5.00%, 02/01/24	520,065
100,000	5.00%, 02/01/24	104,013
150,000	5.00%, 02/01/24 (c)	155,589
100,000	5.00%, 05/01/24 (c)	102,901
500,000	5.00%, 11/01/24	520,745
1,315,000	5.00%, 12/01/25	1,369,822
200,000	5.00%, 01/01/26	208,292
500,000	5.00%, 02/01/26	519,985
100,000	5.00%, 06/01/26	104,025
445,000	5.00%, 06/01/26 (c)	460,005

See Notes to Financial Statements

119

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Illinois: (continued)
$1,420,000	5.00%, 11/01/27 (c)	$1,455,145
275,000	5.25%, 07/01/23 (c)	287,455
60,000	5.50%, 07/01/23 (c)	64,107
500,000	5.50%, 07/01/23 (c)	536,430
270,000	5.50%, 07/01/23 (c)	290,749
500,000	6.00%, 05/01/25	549,225
	State of Illinois, Series A (GO)
220,000	4.00%, 12/03/18 (c)	212,670
305,000	4.00%, 01/01/21	307,379
170,000	4.00%, 01/01/22 (c)	168,973
100,000	4.00%, 01/01/22 (c)	97,921
100,000	4.00%, 01/01/22 (c)	95,167
105,000	4.00%, 01/01/22	105,461
50,000	4.00%, 01/01/22 (c)	50,013
100,000	5.00%, 04/01/21	103,136
185,000	5.00%, 06/01/21	191,138
	State of Illinois, Series D (GO)
750,000	3.25%, 11/01/26	680,752
1,250,000	5.00%, 11/01/25	1,301,625
2,000,000	5.00%, 11/01/26	2,080,160
650,000	5.00%, 11/01/27	675,291
500,000	5.00%, 11/01/27 (c)	515,715
100,000	Will County Community High School District No. 210, Series B (GO) 0.00%, 01/01/28 ^	65,741
		34,603,869
Indiana: 0.6%
500,000	City of Carmel (RB) 7.00%, 11/15/22 (c)	503,460
215,000	Indiana Finance Authority, I-69 Section 5 Project (RB) 6.00%, 12/01/19	220,022
325,000	Indiana Finance Authority, Wastewater Utility, First Lien, Series A (RB) 5.00%, 10/01/19	333,690
		1,057,172
Iowa: 0.5%
500,000	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB) 5.25%, 12/01/23 (c)	528,930
	Iowa Higher Education Loan Authority, Wartburg College Project (RB)
260,000	2.50%, 10/01/20	254,530
130,000	4.00%, 10/01/25	124,528
		907,988
Kansas: 1.0%
125,000	Arkansas City Public Building Commission, South Central Regional Medical Center (RB) 6.25%, 09/01/19 (c)	126,408
500,000	City of Wichita, Health Care Facilities, Series I (RB) 5.00%, 05/15/25 (c)	528,340
1,000,000	Kansas Development Finance Authority (RB) 4.00%, 11/15/25	998,160
Principal
Amount		Value

Kansas: (continued)
$80,000	Overland Park Development Corp., Overland Park Convention Center Hotel, Series B (RB) (AMBAC) 5.13%, 12/03/18 (c)	$80,116
		1,733,024
Kentucky: 0.5%
140,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series B (RB) 5.00%, 08/01/26	157,675
325,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 112, Series B (RB) 5.00%, 11/01/26 (c)	361,384
100,000	Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB) 5.00%, 05/15/26	107,392
200,000	Kentucky State Property and Building Commission, Series A (RB) 5.00%, 08/01/20	208,908
		835,359
Louisiana: 1.2%
	City of New Orleans, Sewerage Service (RB)
320,000	5.00%, 06/01/20	333,328
20,000	5.00%, 06/01/22	21,623
600,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Series A (RB) 5.50%, 11/15/25	640,698
329,665	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.00%, 07/01/24 (d) * §	3
521,317	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23 (d) * §	5
710,000	Parish of St. Charles, Valero Project (RB) 4.00%, 06/01/22 (p)	740,054
	Tobacco Settlement Financing Corp., Series A (RB)
230,000	5.00%, 05/15/20	239,212
80,000	5.00%, 05/15/21	84,885
		2,059,808
Maine: 0.1%
155,000	Health and Higher Education Facilities Authority, Maine General Medical Center Issue (RB) 5.00%, 07/01/20	156,964

See Notes to Financial Statements

120

Principal
Amount		Value

Maryland: 1.9%
$250,000	City of Baltimore, Harbor Point Project (RB) 4.25%, 06/01/26	$252,740
200,000	City of Baltimore, Maryland Special Obligation, Research Park Project, Series A (RB) 4.00%, 09/01/27	202,940
350,000	County of Frederick, Mount Saint Mary’s University, Series A (RB) 5.00%, 09/01/27	375,592
200,000	County of Howard, Series A (TA) 4.00%, 02/15/26 (c)	201,502
695,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	717,956
245,000	Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA) 3.75%, 01/01/27 (c)	244,272
425,000	Maryland Economic Development Corp., Transportation Facilities, Series A (RB) 5.00%, 06/01/28	477,972
190,000	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB) 5.00%, 07/01/24	210,381
500,000	Mayor and Council of Rockville, Ingleside at King Farm Project, Series C-1 (RB) 3.50%, 05/01/20 (c)	488,725
		3,172,080
Massachusetts: 1.8%
	Massachusetts Development Finance Agency (RB) (SBG)
500,000	5.00%, 07/01/28 (c)	551,955
500,000	5.00%, 07/01/28 (c)	555,390
130,000	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB) 5.00%, 07/01/22 (c)	141,974
300,000	Massachusetts Development Finance Agency, Linden Ponds, Inc., Series A (RB) 4.68%, 11/15/21	300,303
	Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB)
250,000	4.00%, 10/01/22 (c)	248,143
500,000	4.00%, 10/01/22 (c)	502,010
310,000	Massachusetts Development Finance Agency, Series I (RB) 5.00%, 07/01/26 (c)	342,104
100,000	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB) 5.00%, 07/01/26 (c)	111,067
275,000	Massachusetts Educational Financing Authority (RB) 5.00%, 01/01/25 (c)	300,710
		3,053,656
Principal
Amount		Value

Michigan: 0.9%
$50,000	Detroit Water Supply System, Senior Lien, Series C (RB) 5.25%, 07/01/21 (c)	$53,056
250,000	Grand Rapids Economic Development Corp., Beacon Hill at Eastgate, Series A (RB) 4.00%, 11/01/24 (c)	247,393
600,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 12/03/18 (c)	589,530
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
610,000	5.13%, 11/16/18 (c)	605,358
70,000	5.25%, 11/16/18 (c)	69,749
		1,565,086
Minnesota: 0.4%
100,000	City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/24 (c)	101,034
180,000	City of Blaine, Senior Housing and Health Facility, Series A (RB) 5.13%, 07/01/25	175,577
250,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	261,080
120,000	Saint Paul Housing and Redevelopment Authority, Series A (RB) 5.00%, 09/01/26	124,477
		662,168
Mississippi: 0.0%
20,000	Mississippi Business Finance Corp., System Energy Resources, Inc. (RB) 5.88%, 11/26/18 (c)	20,041
Missouri: 0.9%
500,000	City of Liberty, Liberty Commons Project, Series A (TA) 5.13%, 06/01/25	488,930
250,000	City of St. Ann, Northwest Plaza Redevelopment, Series A (TA) 4.00%, 11/01/26	242,875
250,000	Industrial Development Authority of the City of St. Louis, Series A (RB) 3.88%, 11/15/26 (c)	249,440
500,000	Maryland Heights Industrial Development Authority, San Louis Community Ice Center Project, Series A (RB) 4.38%, 03/15/28 (c)	492,275
		1,473,520
Montana: 0.8%
1,320,000	City of Forsyth, Rosebud County, Montana Pollution Control Revenue (RB) 2.00%, 08/01/23	1,269,088

See Notes to Financial Statements

121

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Nevada: 1.0%
$500,000	City of Reno, Tax Increment Senior Lien Bonds, Series C (TA) 5.40%, 12/03/18 (c)	$495,260
100,000	Clark County School District, Limited Tax, Series C (GO) 5.00%, 12/15/25 (c)	111,241
500,000	State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB) 5.88%, 12/15/27	523,540
535,000	State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB) 4.50%, 12/15/25 (c)	532,202
		1,662,243
New Hampshire: 0.3%
250,000	New Hampshire Business Finance Authority, Covanta Project, Series A (RB) 4.00%, 07/01/23 (c)	247,393
290,000	New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB) 5.25%, 07/01/24 (c)	290,270
		537,663
New Jersey: 12.8%
75,000	Atlantic City (GO) 5.00%, 12/01/20	73,765
240,000	Garden State Preservation Trust, Open Space and Farmland Preservation Bonds, Series B (RB) (AGM) 0.00%, 11/01/22 ^	215,177
750,000	Gloucester County, New Jersey Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	794,257
	New Jersey Economic Development Authority (RB)
345,000	5.00%, 06/15/25 (c)	374,480
500,000	5.25%, 03/01/21 (c)	524,200
145,000	5.50%, 09/01/23	160,153
115,000	5.50%, 12/15/26 (c)	129,227
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
345,000	4.25%, 06/15/22 (c)	354,305
500,000	5.00%, 06/15/20	518,735
165,000	5.00%, 06/15/22	176,936
150,000	5.00%, 06/15/22 (c)	160,160
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
65,000	4.88%, 09/15/19	66,138
225,000	5.13%, 08/20/22 (c)	240,089
300,000	5.75%, 09/15/22 (c)	326,709
400,000	New Jersey Economic Development Authority, Long Gate Project (RB) 4.38%, 01/01/24	403,324
Principal Amount		Value

New Jersey: (continued)
$210,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	$211,422
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
500,000	4.00%, 11/01/25	514,145
115,000	5.00%, 11/01/25	125,624
	New Jersey Economic Development Authority, School Facilities Construction, Series GG (RB)
520,000	5.25%, 03/01/21 (c)	543,852
240,000	5.25%, 03/01/21 (c)	251,395
220,000	New Jersey Economic Development Authority, School Facilities Construction, Series II (RB) 5.00%, 03/01/22 (c)	231,411
	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
250,000	5.00%, 03/01/21	261,912
640,000	5.00%, 03/01/23 (c)	672,717
490,000	5.00%, 03/01/23 (c)	519,273
320,000	5.00%, 03/01/23 (c)	337,670
200,000	5.00%, 03/01/23 (c)	213,606
300,000	5.00%, 03/01/23 (c)	321,411
435,000	5.00%, 03/01/23 (c)	455,641
500,000	5.00%, 03/01/23 (c)	531,940
340,000	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB) 5.00%, 06/15/24 (c)	365,799
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
440,000	4.25%, 06/15/25 (c)	453,037
130,000	4.38%, 06/15/25 (c)	134,026
375,000	5.00%, 06/15/21	394,909
	New Jersey Educational Facilities Authority (RB)
145,000	5.00%, 06/15/24 (c)	156,003
175,000	5.00%, 06/15/24 (c)	189,487
315,000	New Jersey Health Care Facilities Financing Authority (RB) 5.00%, 10/01/24	343,019
400,000	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB) 5.00%, 07/01/21	413,260
395,000	New Jersey State Transportation Trust Fund Authority, Series C (RB) (AMBAC) 0.00%, 12/15/28 ^	256,817
265,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/23	288,657
	New Jersey Transportation Trust Fund Authority (RB)
300,000	0.00%, 12/15/27 ^	206,640

See Notes to Financial Statements

122

Principal Amount		Value

New Jersey: (continued)
$275,000	5.00%, 06/15/25 (c)	$298,499
100,000	5.25%, 06/15/21 (c)	105,366
	New Jersey Transportation Trust Fund Authority, Series A (RB)
120,000	0.00%, 12/15/25 ^	90,200
200,000	5.00%, 06/15/21 (c)	209,484
500,000	5.00%, 12/15/24	547,025
500,000	5.00%, 12/15/25	548,865
500,000	5.00%, 12/15/26	547,780
110,000	New Jersey Transportation Trust Fund Authority, Series A-1 (RB) 5.00%, 06/15/26 (c)	120,255
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
235,000	4.00%, 06/15/22 (c)	237,042
200,000	5.00%, 06/15/22	213,688
510,000	5.00%, 06/15/22 (c)	534,184
205,000	5.00%, 06/15/22 (c)	216,863
285,000	5.00%, 06/15/23 (c)	304,081
100,000	5.25%, 06/15/25 (c)	109,576
695,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	731,870
350,000	State of New Jersey, Series Q (GO) 5.00%, 08/15/20	366,495
	State of New Jersey, Series T (GO)
300,000	5.00%, 06/01/21	319,167
250,000	5.00%, 06/01/22	270,737
	State of New Jersey, Various Purposes (GO)
80,000	3.00%, 06/01/26	78,718
500,000	4.00%, 06/01/23 (c)	516,475
250,000	5.00%, 06/01/20	260,532
100,000	5.00%, 06/01/27	113,491
	Tobacco Settlement Financing Corp., Series A (RB)
500,000	5.00%, 06/01/23	546,295
500,000	5.00%, 06/01/28 (c)	552,015
605,000	5.00%, 06/01/28 (c)	671,550
		21,421,581
New Mexico: 0.1%
250,000	Farmington, New Mexico Pollution Control, San Juan Project, Series B (RB) 1.88%, 10/01/21 (p)	243,503
New York: 4.8%
	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
400,000	5.00%, 07/15/23	439,248
250,000	5.00%, 07/15/24	276,157
100,000	5.00%, 07/15/26	111,259
100,000	5.00%, 01/15/27 (c)	110,310
100,000	5.00%, 01/15/27 (c)	110,987
400,000	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB) 3.75%, 01/01/20	403,580
185,000	County of Suffolk County, Series A (GO) 5.00%, 05/15/20	192,838
Principal Amount		Value

New York: (continued)
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
$25,000	5.00%, 12/03/18 (c)	$25,066
100,000	5.00%, 12/03/18 (c)	100,289
65,000	5.00%, 12/03/18 (c)	65,199
105,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB) 5.00%, 07/01/22	113,329
250,000	New York State Dormitory Authority (RB) 5.00%, 08/01/24	277,597
	New York State Dormitory Authority, Medical Center Obligated Group (RB)
300,000	5.00%, 12/01/26	336,360
300,000	5.00%, 06/01/27 (c)	333,333
750,000	New York State Environmental Facilities Corp., Solid Waste Disposal, Casella Waste Systems, Inc. Project (RB) 3.75%, 12/02/19 (p)	749,190
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
850,000	5.00%, 08/01/20	879,274
35,000	5.00%, 08/01/21	36,812
135,000	5.00%, 08/01/21 (c)	140,505
	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB)
35,000	5.00%, 01/01/21	36,687
50,000	5.00%, 01/01/22	53,307
500,000	Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series B (RB) 3.50%, 07/01/23 (c)	496,260
190,000	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB) 5.00%, 12/01/20	195,797
25,000	Suffolk County Economic Development Corp., Catholic Health Services of Long Island (RB) 5.00%, 07/01/21 (c)	26,527
1,000,000	Suffolk Tobacco Asset Securitization Corp., Series B (RB) 5.38%, 12/03/18 (c)	989,350
665,000	Town of Oyster Bay, Public Improvement, Series B (GO) (AGM) 3.25%, 02/01/26 (c)	643,274
	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
70,000	5.00%, 06/01/27 (c)	76,852
70,000	5.00%, 06/01/27	78,605
650,000	Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB) 4.00%, 09/15/24 (c)	621,679

See Notes to Financial Statements

123

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

New York: (continued)
$80,000	Westchester County Healthcare Corp., Senior Lien, Series B (RB) 5.00%, 11/01/19	$82,038
		8,001,709
North Carolina: 0.6%
150,000	North Carolina Medical Care Commission, Baptist Hospital (RB) 5.25%, 06/01/20 (c)	157,043
420,000	North Carolina Medical Care Commission, Retirement Facilities (RB) 5.13%, 07/01/23	441,315
350,000	North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien (RB) 5.00%, 01/01/25	389,529
		987,887
Ohio: 6.0%
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
3,630,000	5.13%, 11/16/18 (c)	3,512,388
910,000	5.38%, 11/16/18 (c)	889,197
1,000,000	5.88%, 11/16/18 (c)	985,520
90,000	City of Cleveland, Airport System Revenue, Series C (RB) (AMBAC) 5.25%, 01/01/21	95,452
1,450,000	Cleveland-Cuyahoga County Port Authority (RB) 5.00%, 12/01/28	1,543,931
250,000	County of Allen, Ohio Hospital Facilities, Catholic Healthcare Partners, Series B (RB) 5.00%, 09/01/20 (c)	262,300
500,000	County of Cuyahoga (RB) 5.00%, 02/15/27 (c)	539,700
425,000	County of Licking, Health Care Facilities, Series A (RB) 5.10%, 07/01/25	427,835
	County of Muskingum, Genesis HealthCare System (RB)
50,000	4.00%, 02/15/23	50,746
135,000	5.00%, 02/15/20	137,997
	Cuyahoga County, The Metrohealth System (RB)
250,000	5.00%, 02/15/25	270,250
50,000	5.00%, 02/15/26	54,215
250,000	5.00%, 02/15/27	271,325
500,000	Ohio Air Quality Development Authority (RB) 3.75%, 01/15/28	495,370
10,000	Ohio Air Quality Development Authority, AK Steel Corp. Project, Series A (RB) 6.75%, 02/01/22 (c)	10,214
470,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series E (RB) 5.63%, 10/01/19	478,197
		10,024,637
Principal Amount		Value

Oklahoma: 0.4%
$250,000	Oklahoma Development Finance Authority (RB) 5.00%, 08/15/27	$279,745
500,000	Oklahoma Development Finance Authority, Inverness Village Community (RB) 5.75%, 01/01/22 (c)	341,330
250,000	Payne County Economic Development Authority, Series B (RB) 4.75%, 11/21/18 (c) (d) *	112,500
		733,575
Oregon: 0.6%
	Clackamas County Hospital Facility Authority (RB)
500,000	2.80%, 11/15/19 (c)	493,170
500,000	3.20%, 05/15/20 (c)	496,495
		989,665
Pennsylvania: 5.1%
225,000	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB) 6.75%, 11/01/19 (c)	229,399
	Allentown Neighborhood Improvement Zone Development Authority (RB)
250,000	5.00%, 05/01/22	262,075
250,000	5.00%, 05/01/23	263,882
250,000	5.00%, 05/01/27	268,045
250,000	5.00%, 05/01/28	269,387
80,000	City of Philadelphia, Pennsylvania Gas Works, Series 13 (RB) 5.00%, 08/01/25	90,016
500,000	Commonwealth Financing Authority (RB) 5.00%, 06/01/23	546,520
	Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB)
250,000	4.00%, 10/15/22	247,923
850,000	5.00%, 10/15/27	859,766
135,000	Delaware River Port Authority, Port District Project (RB) 5.00%, 01/01/22	144,987
240,000	Montgomery County Industrial Development Authority, Pollution Control, Peco Energy Company Project (RB) 2.60%, 09/01/20 (p)	238,848
130,000	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB) 4.00%, 01/01/25	127,833
135,000	Moon Industrial Development Authority, Baptist Homes Society (RB) 5.00%, 07/01/20	137,560
500,000	Pennsylvania Economic Development Financing Authority, Energy Supply LLC Project, Series C (RB) 5.00%, 09/01/20 (p)	500,660

See Notes to Financial Statements

124

Principal Amount		Value

Pennsylvania: (continued)
	Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB)
$160,000	5.00%, 12/31/19	$164,480
80,000	5.00%, 12/31/20	83,770
250,000	5.00%, 12/31/21	266,142
125,000	5.00%, 12/31/23	136,123
650,000	5.00%, 12/31/24	713,810
550,000	5.00%, 06/30/26 (c)	607,717
130,000	5.00%, 06/30/26	144,011
100,000	Philadelphia Gas Works Co., Fourteenth Series (RB) 5.00%, 10/01/26	113,391
250,000	Quakertown General Authority Health Facilities, USDA Loan Anticipation Notes, Series A (RB) 3.13%, 07/01/19 (c)	245,135
125,000	Redevelopment Authority of City Scranton, Pennsylvania, Series A (RB) 5.00%, 11/15/21	127,749
	The Hospitals and Higher Education, Facilities Authority of Philadelphia (RB)
440,000	5.00%, 07/01/26	480,916
1,250,000	5.00%, 07/01/27 (c)	1,352,112
		8,622,257
Puerto Rico: 0.1%
200,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control, Ana G. Mendez University System Project (RB) 5.00%, 12/03/18 (c)	195,500
Rhode Island: 0.4%
155,000	Rhode Island Commerce Corp., Department of Transportation, Series B (RB) 5.00%, 06/15/26	177,560
500,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/20	519,875
		697,435
South Carolina: 0.5%
100,000	Charleston Educational Excellence Financing Corp. Installment Purchase Revenue Refunding, Series B (RB) 5.00%, 12/01/23 (c)	111,553
500,000	South Carolina Jobs-Economic Development Authority, Woodlands at Fuman (RB) 4.00%, 11/15/24 (c)	492,910
220,000	South Carolina Public Service Authority, Series C (RB) 5.00%, 12/01/24 (c)	236,929
		841,392
Principal Amount		Value

Tennessee: 0.3%
	Clarksville Natural Gas Acquisition Corp. (RB)
$200,000	5.00%, 12/15/19	$205,816
25,000	5.00%, 12/15/21	26,755
85,000	Johnson City Health and Educational Facilities Board, Series A (RB) 5.38%, 07/01/20 (c)	89,426
225,000	Memphis-Shelby County Industrial Development Board, Series A (TA) 4.75%, 07/01/27	233,235
		555,232
Texas: 6.1%
120,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	133,194
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
550,000	4.50%, 07/01/20	562,551
1,000,000	4.75%, 07/01/24	1,059,030
1,250,000	5.00%, 07/15/28	1,377,112
500,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-2 (RB) 5.00%, 07/15/20	515,785
400,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB) 5.00%, 07/15/20	412,628
100,000	Clifton Higher Education Finance Corp., International Leadership of Texas, Series A (RB) 4.63%, 08/15/25	100,254
35,000	Dallas/Fort Worth International Airport, Series E (RB) 4.00%, 11/01/19	35,622
120,000	Dallas/Fort Worth International Airport, Series F (RB) 5.00%, 11/01/20 (c)	125,378
335,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	341,737
300,000	Harris County, Houston Sports Authority, Senior Lien, Series A (RB) 5.00%, 11/15/20	316,080
1,370,000	Harrison County Health Facilities Development Corp. (RB) 5.25%, 07/01/20 (c)	1,435,554
75,000	La Vernia Higher Education Finance Corp., Series A (RB) 4.20%, 08/15/25	74,733
	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB)
200,000	3.38%, 08/15/21	197,542
100,000	4.00%, 08/15/21 (c)	97,125

See Notes to Financial Statements

125

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Texas: (continued)
$250,000	New Hope Cultural Education Facilities Finance Corp., Legacy Prepatory Charter Academy, Series A (RB) 5.25%, 02/15/23 (c)	$250,678
	New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
100,000	5.00%, 07/01/23	88,881
100,000	5.00%, 07/01/24	88,503
90,000	New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. (RB) 5.00%, 01/01/24	93,533
	SA Energy Acquisition Public Facility Corp. (RB)
75,000	5.50%, 08/01/21	80,852
85,000	5.50%, 08/01/22	93,456
55,000	5.50%, 08/01/24	62,082
125,000	5.50%, 08/01/25	142,560
110,000	5.50%, 08/01/27	127,617
450,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	480,109
230,000	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc., Series B-1 (RB) 4.50%, 12/03/18 (c)	196,015
200,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB) 4.00%, 05/15/24 (c)	197,294
500,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, Series A (RB) 6.00%, 05/15/27 (c)	530,340
	Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien Series A (RB)
20,000	5.25%, 12/15/19	20,637
240,000	5.25%, 12/15/21	258,857
155,000	5.25%, 12/15/22	170,054
15,000	5.25%, 12/15/23	16,680
60,000	5.25%, 12/15/24	67,459
100,000	5.25%, 12/15/25	113,364
	Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply (RB)
115,000	5.00%, 12/15/21	123,216
70,000	5.00%, 12/15/22 (c)	75,979
105,000	5.00%, 12/15/22	114,438
65,000	Travis County Health Facilities Development Corp., First Mortgage, Series A (RB) 6.00%, 01/01/21 (c)	67,194
		10,244,123
Principal Amount		Value

Vermont: 0.1%
$150,000	Vermont Economic Development Authority, Recovery Zone Facility (RB) 5.00%, 12/15/20	$157,626
Virgin Islands: 1.4%
20,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB) 6.75%, 10/01/19	20,400
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A (RB)
545,000	5.00%, 10/01/20	554,537
500,000	5.00%, 10/01/20 (c)	503,750
250,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A-1 (RB) 5.00%, 10/01/19 (c)	251,875
30,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB) 5.00%, 10/01/19 (c)	30,225
750,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Subordinate Lien, Series C (RB) 5.00%, 10/01/19 (c)	757,500
	Virgin Islands Water and Power Authority, Series A (RB)
75,000	5.00%, 12/03/18 (c)	72,188
150,000	5.00%, 12/03/18 (c)	145,125
55,000	Virgin Islands Water and Power Authority, Series B (RB) 5.00%, 12/03/18 (c)	52,663
		2,388,263
Virginia: 1.2%
25,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	25,471
	Economic Development Authority of the City of Newport News, Residential Care Facilities (RB)
100,000	3.13%, 12/01/25 (c)	93,283
125,000	5.00%, 12/01/24	134,831
270,000	Industrial Development Authority of Botetourt County, Residential Care Facility, Series A (RB) 4.75%, 07/01/23	275,648
325,000	Peninsula Town Center Community Development Authority (RB) 4.50%, 09/01/27 (c)	336,099
	Wise County Industrial Development Authority, Solid Waste and Sewage Disposal, Series A (RB)
680,000	1.88%, 06/01/20 (p)	674,070
500,000	2.15%, 09/01/20 (p)	497,325
		2,036,727

See Notes to Financial Statements

126

Principal Amount		Value

Washington: 1.7%
$105,000	Clark County Public Utility District No 1, Electric System Revenue (RB) 5.00%, 01/01/26 (c)	$119,459
155,000	King County Public Hospital District No. 4, Series A (RB) 5.00%, 12/01/25	152,546
500,000	Washington State Housing Finance Commission (RB) 3.13%, 07/01/19 (c)	495,380
475,000	Washington State Housing Finance Commission, Herons Key Senior Living, Series A (RB) 6.00%, 07/01/25	506,868
750,000	Washington State Housing Finance Commission, Herons Key Senior Living, Series B (RB) 5.50%, 11/21/18 (c)	750,367
	Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
250,000	3.75%, 07/01/26	242,683
500,000	4.00%, 01/01/25 (c)	509,065
		2,776,368
West Virginia: 0.3%
150,000	West Virginia Hospital Finance Authority, Series A (RB) 5.00%, 06/01/26	169,769
	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB)
65,000	6.25%, 11/16/18 (c)	58,426
410,000	6.50%, 11/16/18 (c)	351,202
		579,397
Principal Amount		Value

Wisconsin: 1.6%
$500,000	Public Finance Authority, Corvian Community School Project, Series A (RB) 4.25%, 06/15/24 (c)	$497,445
200,000	Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB) 4.10%, 06/15/26	193,414
250,000	Public Finance Authority, Phoenix Academy Project, Series A (RB) 5.00%, 06/15/24 (c)	239,953
550,000	Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	576,977
750,000	Public Finance Authority, Waste Management, Inc. Project, Series A-1 (RB) 2.00%, 06/01/21 (p)	731,685
	Wisconsin Health and Educational Facilities Authority, American Baptist Homes of the Midwest (RB)
250,000	3.50%, 08/01/22	248,170
250,000	5.00%, 08/01/24 (c)	259,673
		2,747,317
Total Municipal Bonds: 99.2% (Cost: $169,372,850)		166,214,003
Other assets less liabilities: 0.8%		1,294,428
NET ASSETS: 100.0%		$167,508,431

Definitions:

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
ST	Special Tax
TA	Tax Allocation

See Notes to Financial Statements

127

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment.
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
*	Non-income producing
§	Illiquid Security — the aggregate value of illiquid securities is $8 which represents 0.0% of net assets.

Summary of Investments By Sector	% of Investments	Value
Education	7.9%	$13,223,297
Health Care	18.1	30,160,960
Housing	1.2	1,949,245
Industrial Revenue	15.2	25,203,301
Leasing	9.7	16,148,483
Local	6.9	11,409,020
Power	1.2	1,940,577
Solid Waste/Resource Recovery	0.3	589,538
Special Tax	11.1	18,398,163
State	14.0	23,316,266
Tobacco	7.9	13,102,038
Transportation	5.3	8,758,125
Water & Sewer	1.2	2,014,990
	100.0%	$166,214,003

The summary of inputs used to value the Fund’s investments as of October 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Total Municipal Bonds*	$—	$166,214,003	$—	$166,214,003

* See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2018.

See Notes to Financial Statements

128

VANECK VECTORS CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2018 (unaudited)

Number of Shares		Value

CLOSED-END FUNDS: 99.8%
107,397	AllianceBernstein National Municipal Income Fund, Inc.	$1,285,542
58,354	BlackRock Investment Quality Municipal Trust, Inc.	759,769
42,362	BlackRock Long-Term Municipal Advantage Trust	448,190
143,400	BlackRock Muni Intermediate Duration Fund, Inc.	1,815,444
94,036	BlackRock MuniAssets Fund, Inc.	1,189,555
30,302	BlackRock Municipal 2018 Term Trust	456,348
44,856	BlackRock Municipal 2020 Term Trust	662,523
236,807	BlackRock Municipal 2030 Target Term Trust	4,731,404
35,472	BlackRock Municipal Bond Trust	470,713
97,663	BlackRock Municipal Income Quality Trust	1,195,395
148,617	BlackRock Municipal Income Trust	1,811,641
62,962	BlackRock Municipal Income Trust II	784,507
109,232	BlackRock MuniEnhanced Fund, Inc.	1,058,458
37,685	BlackRock MuniHoldings Fund, Inc.	528,721
127,841	BlackRock MuniHoldings Investment Quality Fund	1,513,637
82,934	BlackRock MuniHoldings Quality Fund II, Inc.	940,472
48,438	BlackRock MuniHoldings Quality Fund, Inc.	541,052
56,772	BlackRock MuniVest Fund II, Inc.	726,682
169,066	BlackRock MuniVest Fund, Inc.	1,406,629
122,311	BlackRock MuniYield Fund, Inc.	1,517,879
28,718	BlackRock MuniYield Investment Fund	392,288
82,933	BlackRock MuniYield Quality Fund II, Inc.	934,655
254,427	BlackRock MuniYield Quality Fund III, Inc.	2,964,075
112,807	BlackRock MuniYield Quality Fund, Inc.	1,446,186
67,883	Dreyfus Municipal Bond Infrastructure Fund, Inc.	802,377
76,473	Dreyfus Municipal Income, Inc.	576,606
161,120	Dreyfus Strategic Municipal Bond Fund, Inc.	1,108,506
207,121	Dreyfus Strategic Municipals, Inc.	1,470,559
133,393	DWS Municipal Income Trust	1,361,943
251,575	Eaton Vance Municipal Bond Fund	2,764,809
32,813	Eaton Vance Municipal Bond Fund II	360,615
23,978	Eaton Vance Municipal Income 2028 Term Trust	436,879
79,435	Eaton Vance Municipal Income Trust	876,168
27,869	Eaton Vance National Municipal Opportunities Trust	571,593
146,532	Invesco Advantage Municipal Income Trust II	1,450,667
87,162	Invesco Municipal Income Opportunities Trust	641,512
245,309	Invesco Municipal Opportunity Trust	2,688,587
186,150	Invesco Municipal Trust	2,040,204
Number of Shares		Value

CLOSED-END FUNDS: (continued)
174,754	Invesco Quality Municipal Income Trust	$1,953,750
183,729	Invesco Trust for Investment Grade Municipals	2,079,812
170,972	Invesco Value Municipal Income Trust	2,277,347
62,264	MainStay Defined Term Municipal Opportunities Fund	1,191,110
80,964	MFS High Income Municipal Trust	383,769
136,815	MFS Municipal Income Trust	827,731
66,895	Neuberger Berman Intermediate Municipal Fund, Inc.	844,215
617,988	Nuveen AMT-Free Municipal Credit Income Fund	8,281,039
40,595	Nuveen AMT-Free Municipal Value Fund	582,944
716,649	Nuveen AMT-Free Quality Municipal Income Fund	8,692,952
66,940	Nuveen Enhanced Municipal Value Fund	850,138
152,839	Nuveen Intermediate Duration Municipal Term Fund	1,867,693
42,658	Nuveen Intermediate Duration Quality Municipal Term Fund	511,896
453,256	Nuveen Municipal Credit Income Fund	6,023,772
144,857	Nuveen Municipal High Income Opportunity Fund	1,703,518
534,376	Nuveen Municipal Value Fund, Inc.	4,905,572
707,656	Nuveen Quality Municipal Income Fund	8,782,011
57,273	Nuveen Select Tax-Free Income 2 Portfolio	751,422
43,811	Nuveen Select Tax-Free Income Portfolio	601,087
46,827	PIMCO Municipal Income Fund	573,631
106,181	PIMCO Municipal Income Fund II	1,326,201
58,187	PIMCO Municipal Income Fund III	629,583
61,448	Pioneer Municipal High Income Advantage Trust	639,674
74,873	Pioneer Municipal High Income Trust	807,131
173,449	Putnam Managed Municipal Income Trust	1,165,577
137,486	Putnam Municipal Opportunities Trust	1,504,097
114,478	Western Asset Managed Municipals Fund, Inc.	1,317,642
22,670	Western Asset Municipal Defined Opportunity Trust, Inc.	452,720
Total Closed-End Funds (Cost: $123,609,576)		108,260,824
MONEY MARKET FUND: 0.1% (Cost: $127,530)
127,530	Dreyfus Government Cash Management Fund – Institutional Shares	127,530
Total Investments: 99.9% (Cost: $123,737,106)		108,388,354
Other assets less liabilities: 0.1%		82,313
NET ASSETS: 100.0%		$108,470,667

See Notes to Financial Statements

129

VANECK VECTORS CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments By Sector	% of Investments	Value
Financial	99.9%	$108,260,824
Money Market Fund	0.1	127,530
	100.0%	$108,388,354

The summary of inputs used to value the Fund’s investments as of October 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Closed-End Funds	$108,260,824	$—	$—	$108,260,824
Money Market Fund	127,530	—	—	127,530
Total	$108,388,354	$—	$—	$108,388,354

There were no transfers between levels during the period ended October 31, 2018.

See Notes to Financial Statements

130

[This page intentionally left blank.]

131

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2018 (unaudited)

	AMT-Free Intermediate Municipal Index ETF	AMT-Free Long Municipal Index ETF	AMT-Free Short Municipal Index ETF

Assets:
Investments, at value
Unaffiliated issuers (1)	$1,568,925,367	$137,868,188	$195,689,681
Receivables:
Investment securities sold	613,981	—	—
Interest	19,634,491	1,864,197	2,580,286
Prepaid expenses	—	—	—
Total assets	1,589,173,839	139,732,385	198,269,967

Liabilities:
Payables:
Investment securities purchased	784,424	—	—
Line of credit	—	574,295	—
Due to Adviser	327,903	29,503	33,682
Due to custodian	—	—	—
Deferred Trustee fees	3,000	1,517	1,600
Accrued expenses	—	1,798	—
Total liabilities	1,115,327	607,113	35,282
NET ASSETS	$1,588,058,512	$139,125,272	$198,234,685
Shares outstanding	34,300,000	7,250,000	11,550,000
Net asset value, redemption and offering price per share	$46.30	$19.19	$17.16

Net assets consist of:
Aggregate paid in capital	$1,635,565,069	$144,624,759	$203,412,570
Total distributable earnings (loss) (a)	(47,506,557)	(5,499,487)	(5,177,885)
	$1,588,058,512	$139,125,272	$198,234,685
(1) Cost of investments	$1,616,751,642	$143,233,494	$199,464,659

(a)	Effective in the current reporting period, the aggregate of Net unrealized appreciation (depreciation), Undistributed (accumulated) net investment income (loss), and Accumulated net realized gain (loss) are reported as Total distributable earnings (loss). See Note 2 – E.

See Notes to Financial Statements

132

High-Yield Municipal Index ETF	Pre-Refunded Municipal Index ETF	Short High-Yield Municipal Index ETF	CEF Municipal Income ETF

$2,305,848,254	$14,257,821	$166,214,003	$108,388,354

—	—	—	—
39,132,334	233,159	2,532,568	351,446
—	—	—	1,220
2,344,980,588	14,490,980	168,746,571	108,741,020

1,000,000	—	—	—
—	—	1,185,558	65,392
743,289	2,953	49,904	29,580
—	—	—	127,530
3,184	865	—	2,710
537	—	2,678	45,141
1,747,010	3,818	1,238,140	270,353
$2,343,233,578	$14,487,162	$167,508,431	$108,470,667
38,300,000	600,000	6,950,000	4,600,000

$61.18	$24.15	$24.10	$23.58

$2,405,324,612	$15,178,070	$174,617,555	$127,501,274
(62,091,034)	(690,908)	(7,109,124)	(19,030,607)
$2,343,233,578	$14,487,162	$167,508,431	$108,470,667
$2,333,193,488	$14,386,295	$169,372,850	$123,737,106

See Notes to Financial Statements

133

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended October 31, 2018 (unaudited)

	AMT-Free Intermediate Municipal Index ETF	AMT-Free Long Municipal Index ETF	AMT-Free Short Municipal Index ETF

Income:
Dividends	$38,155	$6,352	$4,494
Interest	21,539,812	2,546,974	1,783,484
Total income	21,577,967	2,553,326	1,787,978

Expenses:
Management fees	1,993,498	186,598	207,877
Interest	30	2,330	165
Total expenses	1,993,528	188,928	208,042
Net investment income	19,584,439	2,364,398	1,579,936

Net realized loss on:
Investments	(243,752)	(5,154)	(415,176)
In-kind redemptions	(1,070,878)	(488,146)	(305,282)
Net realized loss	(1,314,630)	(493,300)	(720,458)

Net change in unrealized appreciation (depreciation) on:
Investments	(17,081,207)	(3,008,799)	669,967
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,188,602	$(1,137,701)	$1,529,445

See Notes to Financial Statements

134

High-Yield Municipal Index ETF	Pre-Refunded Municipal Index ETF	Short High-Yield Municipal Index ETF

$135,102	$2,391	$11,844
60,001,878	123,537	2,892,024
60,136,980	125,928	2,903,868

4,569,391	17,620	285,942
3,538	—	2,818
4,572,929	17,620	288,760
55,564,051	108,308	2,615,108

984,613	(14,524)	(788,388)
(8,381,653)	—	—
(7,397,040)	(14,524)	(788,388)

(34,867,273)	(18,453)	(552,858)
$13,299,738	$75,331	$1,273,862

See Notes to Financial Statements

135

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended October 31, 2018 (unaudited) (continued)

CEF Municipal Income ETF

Income:
Dividends	$2,789,913

Expenses:
Management fees	220,158
Professional fees	20,885
Insurance	453
Trustees’ fees and expenses	1,224
Reports to shareholders	12,530
Indicative optimized portfolio value fee	2,523
Custodian fees	2,553
Registration fees	3,078
Transfer agent fees	1,212
Fund accounting fees	2,683
Interest	2,454
Other	2,224
Total expenses	271,977
Waiver of management fees	(49,365)
Net expenses	222,612
Net investment income	2,567,301

Net realized loss on:
Investments	(814,263)
In-kind redemptions	(50,281)
Net realized loss	(864,544)

Net change in unrealized appreciation (depreciation) on:
Investments	(5,827,307)
Net Decrease in Net Assets Resulting from Operations	$(4,124,550)

See Notes to Financial Statements

136

[This page intentionally left blank.]

137

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	AMT-Free Intermediate Municipal Index ETF (a)		AMT-Free Long Municipal Index ETF
	For the Six Months Ended October 31, 2018	For the Year Ended April 30, 2018	For the Six Months Ended October 31, 2018	For the Year Ended April 30, 2018
	(unaudited)		(unaudited)
Operations:
Net investment income	$19,584,439	$38,314,571	$2,364,398	$5,079,994
Net realized gain (loss)	(1,314,630)	5,244,922	(493,300)	1,115,009
Net change in unrealized appreciation (depreciation)	(17,081,207)	(28,625,432)	(3,008,799)	(1,231,879)
Net increase (decrease) in net assets resulting from operations	1,188,602	14,934,061	(1,137,701)	4,963,124

Distributions to shareholders: (b)
Dividends and distributions	(19,587,980)	(37,950,820)	(2,361,650)	(5,091,385)

Share transactions:**
Proceeds from sale of shares	120,159,885	623,271,715	9,845,477	54,135,434
Cost of shares redeemed	(211,303,709)	(495,165,079)	(21,327,401)	(61,865,930)
Increase (Decrease) in net assets resulting from share transactions	(91,143,824)	128,106,636	(11,481,924)	(7,730,496)
Total increase (decrease) in net assets	(109,543,202)	105,089,877	(14,981,275)	(7,858,757)
Net Assets, beginning of period	1,697,601,714	1,592,511,837	154,106,547	161,965,304
Net Assets, end of period (c)	$1,588,058,512	$1,697,601,714	$139,125,272	$154,106,547

**Shares of Common Stock Issued (no par value)
Shares sold	2,550,000	13,000,000	500,000	2,700,000
Shares redeemed	(4,500,000)	(10,350,000)	(1,100,000)	(3,100,000)
Net increase (decrease)	(1,950,000)	2,650,000	(600,000)	(400,000)

(a)	Share activity has been adjusted to reflect the 1 for 2 reverse share split which took place on October 26, 2018 (See Note 10).
(b)	Effective in the current reporting period, it is no longer required to separately present distributions from net investment income and distributions from net realized capital gains. See Note 2 – C.
(c)	Effective in the current reporting period, disclosure of undistributed net income is no longer required. See Note 2 – C.

See Notes to Financial Statements

138

AMT-Free Short Municipal Index ETF		High-Yield Municipal Index ETF (a)		Pre-Refunded Municipal Index ETF
For the Six Months Ended October 31, 2018	For the Year Ended April 30, 2018	For the Six Months Ended October 31, 2018	For the Year Ended April 30, 2018	For the Six Months Ended October 31, 2018	For the Year Ended April 30, 2018
(unaudited)		(unaudited)		(unaudited)

$1,579,936	$3,032,638	$55,564,051	$95,887,231	$108,308	$181,601
(720,458)	(427,488)	(7,397,040)	7,947,712	(14,524)	(32,035)
669,967	(4,000,408)	(34,867,273)	10,524,348	(18,453)	(226,911)

1,529,445	(1,395,258)	13,299,738	114,359,291	75,331	(77,345)

(1,572,795)	(3,033,695)	(55,126,840)	(93,925,370)	(106,320)	(178,620)

—	26,228,658	312,499,675	501,966,744	—	—
(21,589,306)	(69,069,944)	(364,181,954)	(192,398,771)	—	—

(21,589,306)	(42,841,286)	(51,682,279)	309,567,973	—	—
(21,632,656)	(47,270,239)	(93,509,381)	330,001,894	(30,989)	(255,965)
219,867,341	267,137,580	2,436,742,959	2,106,741,065	14,518,151	14,774,116
$198,234,685	$219,867,341	$2,343,233,578	$2,436,742,959	$14,487,162	$14,518,151

—	1,500,000	5,000,000	8,050,000	—	—
(1,250,000)	(3,950,000)	(5,900,000)	(3,100,000)	—	—
(1,250,000)	(2,450,000)	(900,000)	4,950,000	—	—

See Notes to Financial Statements

139

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Short High-Yield Municipal Index ETF		CEF Municipal Income ETF
	For the Six Months Ended October 31, 2018	For the Year Ended April 30, 2018	For the Six Months Ended October 31, 2018	For the Year Ended April 30, 2018
	(unaudited)		(unaudited)
Operations:
Net investment income	$2,615,108	$3,725,976	$2,567,301	$4,588,611
Net realized loss	(788,388)	(1,437,269)	(864,544)	(819,019)
Net change in unrealized appreciation (depreciation)	(552,858)	1,331,385	(5,827,307)	(5,770,685)
Net increase (decrease) in net assets resulting from operations	1,273,862	3,620,092	(4,124,550)	(2,001,093)

Distributions to shareholders: (a)
Dividends and distributions	(2,467,980)	(3,692,380)	(2,555,700)	(4,593,845)

Share transactions:**
Proceeds from sale of shares	34,165,509	20,576,166	23,917,509	26,744,310
Cost of shares redeemed	—	—	(3,642,781)	(8,992,546)
Increase in net assets resulting from share transactions	34,165,509	20,576,166	20,274,728	17,751,764
Total increase in net assets	32,971,391	20,503,878	13,594,478	11,156,826
Net Assets, beginning of period	134,537,040	114,033,162	94,876,189	83,719,363
Net Assets, end of period (b)	$167,508,431	$134,537,040	$108,470,667	$94,876,189

** Shares of Common Stock Issued (no par value)
Shares sold	1,400,000	850,000	950,000	1,000,000
Shares redeemed	—	—	(150,000)	(350,000)
Net increase	1,400,000	850,000	800,000	650,000

(a)	Effective in the current reporting period, it is no longer required to separately present distributions from net investment income and distributions from net realized capital gains. See Note 2 – C.
(b)	Effective in the current reporting period, disclosure of undistributed net income is no longer required. See Note 2 – C.

See Notes to Financial Statements

140

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	AMT-Free Intermediate Municipal Index ETF #
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2018		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$46.84		$47.40	$48.84	$46.98	$46.14	$47.56
Income from investment operations:
Net investment income	0.56	(a)	1.08 (a)	1.06	1.10	1.12	1.16
Net realized and unrealized gain (loss) on investments		(0.54)	(0.58)	(1.44)	1.86	0.86	(1.42)
Total from investment operations	0.02		0.50	(0.38)	2.96	1.98	(0.26)
Less:
Dividends from net investment income		(0.56)	(1.06)	(1.06)	(1.10)	(1.14)	(1.16)
Net asset value, end of period	$46.30		$46.84	$47.40	$48.84	$46.98	$46.14
Total return (b)	0.04	%(c)	1.04%	(0.80)%	6.38%	4.32%	(0.45)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,588,059		$1,697,602	$1,592,512	$1,418,799	$1,042,806	$625,118
Ratio of expenses to average net assets	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of expenses to average net assets excluding interest expense	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net investment income to average net assets	2.36	%(d)	2.24%	2.22%	2.32%	2.45%	2.55%
Portfolio turnover rate (e)	3	%(c)	9%	7%	2%	3%	1%

	AMT-Free Long Municipal Index ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2018		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$19.63		$19.63	$20.43	$19.60	$18.96	$20.32
Income from investment operations:
Net investment income	0.30	(a)	0.59 (a)	0.60	0.66	0.71	0.79
Net realized and unrealized gain (loss) on investments		(0.44)	0.01	(0.79)	0.83	0.65	(1.36)
Total from investment operations		(0.14)	0.60	(0.19)	1.49	1.36	(0.57)
Less:
Dividends from net investment income		(0.30)	(0.60)	(0.61)	(0.66)	(0.72)	(0.79)
Net asset value, end of period	$19.19		$19.63	$19.63	$20.43	$19.60	$18.96
Total return (b)	(0.75	)%(c)	3.02%	(0.99)%	7.80%	7.25%	(2.62)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$139,125		$154,107	$161,965	$156,292	$108,772	$76,797
Ratio of expenses to average net assets	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of expenses to average net assets excluding interest expense	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net investment income to average net assets	3.04	%(d)	2.96%	2.99%	3.36%	3.68%	4.17%
Portfolio turnover rate (e)	13	%(c)	33%	17%	3%	4%	5%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
#	On October 26, 2018, the Fund effected a 1 for 2 reverse share split (See Note 10). Per share data has been adjusted to reflect the reverse share split.

See Notes to Financial Statements

141

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	AMT-Free Short Municipal Index ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2018		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$17.18		$17.52	$17.68	$17.54	$17.61	$17.79
Income from investment operations:
Net investment income	0.13	(a)	0.22 (a)	0.20	0.20	0.20	0.24
Net realized and unrealized gain (loss) on investments		(0.02)	(0.34)	(0.17)	0.14	(0.07)	(0.18)
Total from investment operations	0.11		(0.12)	0.03	0.34	0.13	0.06
Less:
Dividends from net investment income		(0.13)	(0.22)	(0.19)	(0.20)	(0.20)	(0.24)
Net asset value, end of period	$17.16		$17.18	$17.52	$17.68	$17.54	$17.61
Total return (b)	0.65	%(c)	(0.70)%	0.20%	1.95%	0.75%	0.36%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$198,235		$219,867	$267,138	$264,291	$274,541	$242,131
Ratio of expenses to average net assets	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets excluding interest expense	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.51	%(d)	1.26%	1.11%	1.13%	1.14%	1.37%
Portfolio turnover rate (e)	18	%(c)	41%	12%	3%	2%	3%

	High-Yield Municipal Index ETF #
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2018		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$62.16		$61.52	$63.18	$62.12	$59.80	$66.50
Income from investment operations:
Net investment income	1.34	(a)	2.72 (a)	2.68	2.96	3.08	3.36
Net realized and unrealized gain (loss) on investments		(0.98)	0.60	(1.64)	0.98	2.24	(6.46)
Total from investment operations	0.36		3.32	1.04	3.94	5.32	(3.10)
Less:
Dividends from net investment income		(1.34)	(2.68)	(2.70)	(2.88)	(3.00)	(3.40)
Distributions from net realized capital gains	—		—	—	—	—	(0.20)
Total dividends and distributions		(1.34)	(2.68)	(2.70)	(2.88)	(3.00)	(3.60)
Net asset value, end of period	$61.18		$62.16	$61.52	$63.18	$62.12	$59.80
Total return (b)	0.54	%(c)	5.48%	1.69%	6.59%	9.08%	(4.48)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$2,343,234		$2,436,743	$2,106,741	$1,882,555	$1,605,601	$977,813
Ratio of expenses to average net assets	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets excluding interest expense	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	4.26	%(d)	4.37%	4.36%	4.86%	5.19%	5.57%
Portfolio turnover rate (e)	6	%(c)	14%	10%	8%	9%	21%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
#	On October 26, 2018, the Fund effected a 1 for 2 reverse share split (See Note 10). Per share data has been adjusted to reflect the reverse share split.

See Notes to Financial Statements

142

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Pre-Refunded Municipal Index ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2018		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$24.20		$24.62	$24.73	$24.62	$24.70	$25.40
Income from investment operations:
Net investment income	0.18	(a)	0.30 (a)	0.23	0.21	0.19	0.25
Net realized and unrealized gain (loss) on investments		(0.05)	(0.42)	(0.11)	0.10	(0.08)		(0.67)
Total from investment operations	0.13		(0.12)	0.12	0.31	0.11		(0.42)
Less:
Dividends from net investment income		(0.18)	(0.30)	(0.23)	(0.20)	(0.19)		(0.28)
Net asset value, end of period	$24.15		$24.20	$24.62	$24.73	$24.62	$24.70
Total return (b)	0.52	%(c)	(0.51)%	0.47%	1.28%	0.43%		(1.64)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$14,487		$14,518	$14,774	$19,785	$22,160	$34,579
Ratio of expenses to average net assets	0.24	%(d)	0.24%	0.24%	0.24%	0.24%		0.24%
Ratio of expenses to average net assets excluding interest expense	0.24	%(d)	0.24%	0.24%	0.24%	0.24%		0.24%
Ratio of net investment income to average net assets	1.48	%(d)	1.23%	0.92%	0.85%	0.82%		1.02%
Portfolio turnover rate (e)	17	%(c)	47%	36%	41%	51%		61%

	Short High-Yield Municipal Index ETF
							For the Period
	For the Six						January 13,
	Months Ended						2014 through
	October 31,		For the Year Ended April 30,				April 30,
	2018		2018	2017	2016	2015	2014 (f)
	(unaudited)
Net asset value, beginning of period	$24.24		$24.26	$25.15	$25.43	$25.24	$24.94
Income from investment operations:
Net investment income	0.39	(a)	0.76 (a)	0.72	0.87	0.82	0.24
Net realized and unrealized gain (loss) on investments		(0.16)	(0.02)	(0.92)	(0.34)	0.15	0.22
Total from investment operations	0.23		0.74	(0.20)	0.53	0.97	0.46
Less:
Dividends from net investment income		(0.37)	(0.76)	(0.69)	(0.81)	(0.78)		(0.16)
Net asset value, end of period	$24.10		$24.24	$24.26	$25.15	$25.43	$25.24
Total return (b)	0.96	%(c)	3.07%	(0.81)%	2.14%	3.91%	1.82	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$167,508		$134,537	$114,033	$110,672	$99,171	$27,768
Ratio of expenses to average net assets	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35	%(d)
Ratio of expenses to average net assets excluding interest expense	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35	%(d)
Ratio of net investment income to average net assets	3.20	%(d)	3.11%	2.93%	3.55%	3.48%	4.10	%(d)
Portfolio turnover rate (e)	11	%(c)	27%	20%	16%	26%	6	%(c)

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Commencement of operations

See Notes to Financial Statements

143

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	CEF Municipal Income ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2018		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$24.97		$26.58	$28.50	$26.62	$25.55	$28.29
Income from investment operations:
Net investment income	0.59	(a)	1.27 (a)	1.37	1.39	1.41	1.46
Net realized and unrealized gain (loss) on investments		(1.39)	(1.61)	(1.90)	1.88	1.08	(2.73)
Total from investment operations		(0.80)	(0.34)	(0.53)	3.27	2.49	(1.27)
Less:
Dividends from net investment income		(0.59)	(1.27)	(1.39)	(1.39)	(1.42)	(1.47)
Net asset value, end of period	$23.58		$24.97	$26.58	$28.50	$26.62	$25.55
Total return (b)	(3.30	)%(c)	(1.45)%	(1.93)%	12.87%	10.02%	(4.08)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$108,471		$94,876	$83,719	$95,475	$47,921	$31,942
Ratio of gross expenses to average net assets (e)	0.49	%(d)	0.50%	0.51%	0.54%	0.57%	0.79%
Ratio of net expenses to average net assets (e)	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net expenses to average net assets excluding interest expense (e)	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	4.66	%(d)	4.78%	4.98%	5.38%	5.52%	6.07%
Portfolio turnover rate (f)	6	%(c)	9%	12%	10%	6%	9%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(f)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

144

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2018 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of October 31, 2018, offers fifty-eight investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: AMT-Free Intermediate Municipal Index ETF (“Intermediate”), AMT-Free Long Municipal Index ETF (“Long”), AMT-Free Short Municipal Index ETF (“Short”), High-Yield Municipal Index ETF (“High-Yield”), Pre-Refunded Municipal Index ETF (“Pre-Refunded”), Short High-Yield Municipal Index ETF (“Short High-Yield”) and CEF Municipal Income ETF (“CEF Municipal”), each a “Fund” and collectively the “Funds”. Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index. The Funds (except CEF Municipal) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in each Fund’s respective index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in its index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. CEF Municipal seeks to achieve its objectives through a portfolio of securities in substantially the same weighting as its index.

The Funds’ respective indices are presented below:

Fund	Index
Intermediate	Bloomberg Barclays AMT-Free Intermediate Continuous Municipal Index
Long	Bloomberg Barclays AMT-Free Long Continuous Municipal Index
Short	Bloomberg Barclays AMT-Free Short Continuous Municipal Index
High-Yield	Bloomberg Barclays Municipal Custom High Yield Composite Index
Pre-Refunded	Bloomberg Barclays Municipal Pre-Refunded-Treasury-Escrowed Index
Short High-Yield	Bloomberg Barclays Municipal High Yield Short Duration Index
CEF Municipal	S-Network Municipal Bond Closed-End Fund IndexSM

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Funds’ Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy (as described below). Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from
145

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments where transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with GAAP.

Effective in the current reporting period, it is no longer required to separately present distributions from net investment income and distributions from net realized capital gains. Additionally, undistributed net investment income (loss) included in net assets is no longer disclosed separately in the Statement of Changes in Net Assets. The April 30, 2018 sources of distributions and undistributed net investment income were as follows:
146

Fund	Dividends to shareholders: Dividends from net investment income	Undistributed net investment income
Intermediate	$37,950,820	$3,477,424
Long	5,091,385	426,109
Short	3,033,695	269,388
High-Yield	93,925,370	12,173,135
Pre-Refunded	178,620	12,942
Short High-Yield	3,692,380	544,128
CEF Municipal	4,593,845	323,633

D.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

E.	Components of Capital—Effective with the current reporting period, the Net unrealized appreciation (depreciation), Undistributed net investment income (loss) and Accumulated net realized gain (loss) are aggregated and disclosed as Total distributable earnings (loss) in the Statement of Assets and Liabilities.

F.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date. The Funds may record distributions received in excess of income from certain underlying investments as a reduction of cost of investments and/or an increase in realized gains. Such amounts are based upon estimates if actual amounts are not available, and actual amounts of income, realized gains and return of capital may differ from estimated amounts. Interest income, including amortization of premiums and discounts, is accrued as earned. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Funds (except for CEF Municipal) utilize a unitary management fee where the Adviser is responsible for all expenses of the Funds, excluding the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses.

For CEF Municipal, the Adviser has agreed, until at least September 1, 2019 to waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of average daily net assets. Refer to the Statement of Operations for the amounts waived/assumed by the Adviser for the period ended October 31, 2018.

The management fee rates for the period ended October 31, 2018 are as follows:

Fund	Management Fee Rate
CEF Municipal	0.40%
147

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Fund	Unitary Management Fee Rate
Intermediate	0.24%
Long	0.24
Short	0.20
High-Yield	0.35
Pre-Refunded	0.24
Short High-Yield	0.35

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (“the Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the period ended October 31, 2018, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Intermediate	$84,769,698	$53,683,047
Long	32,150,744	19,292,286
Short	38,730,718	37,374,819
High-Yield	421,403,881	141,429,222
Pre-Refunded	2,586,391	2,430,722
Short High-Yield	53,001,206	17,870,193
CEF Municipal	6,224,315	6,245,483

Note 5—Income Taxes—As of October 31, 2018, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Intermediate	$1,616,751,976	$1,681,052	$(49,507,661)	$(47,826,609)
Long	143,224,407	202,642	(5,558,861)	(5,356,219)
Short	199,464,333	19,745	(3,794,397)	(3,774,652)
High-Yield	2,330,160,571	48,592,974	(72,905,291)	(24,312,317)
Pre-Refunded	14,393,688	58,616	(194,483)	(135,867)
Short High-Yield	169,216,910	1,077,396	(4,080,303)	(3,002,907)
CEF Municipal	123,731,361	—	(15,343,007)	(15,343,007)

The tax character of dividends paid to shareholders during the year ended April 30, 2018 follows:

Fund	Tax-Exempt Dividends	Ordinary Income
Intermediate	$37,852,588	$98,232
Long	5,072,712	18,673
Short	3,013,185	20,510
High-Yield	92,835,728	1,089,642
Pre-Refunded	175,910	2,710
Short High-Yield	3,646,155	46,225
CEF Municipal	4,555,917	37,928

The tax character of current year distributions will be determined at the end of the current fiscal year.

148

At April 30, 2018, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Short-Term Capital Losses with No Expirations	Long-Term Capital Losses with No Expirations	Short-Term Capital Losses Expiring in the Year Ending April 30, 2019	Total
Intermediate	$(1,406,206)	$(432,997)	$—	$(1,839,203)
Long	—	—	(78,825)	(78,825)
Short	(235,310)	(723,993)	—	(959,303)
High-Yield	(9,816,842)	(33,175,181)	—	(42,992,023)
Pre-Refunded	(236,284)	(319,164)	—	(555,448)
Short High-Yield	(862,833)	(3,146,252)	—	(4,009,085)
CEF Municipal	(1,253,256)	(1,905,032)	—	(3,158,288)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. Therefore, no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended October 31, 2018, the Funds did not incur any interest or penalties.

Note 6—Capital Share Transactions—As of October 31, 2018, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”), or multiples thereof, consisting of 50,000 shares, or multiples thereof. The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit at the Custodian for the benefit of the Funds, collateral consisting of cash in the form of U.S. dollars at least equal to 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to The Bank of New York Mellon. In addition, the Funds may impose certain variable fees for creations and redemptions with respect to transactions in Creation Units for cash, or on transactions effected outside the clearing process, which are treated as increases in capital. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

For the period ended October 31, 2018, the following Funds had in-kind contributions and redemptions:

Fund	In-Kind Contributions	In-Kind Redemptions
Intermediate	$104,002,398	$205,608,334
Long	—	21,417,610
Short	—	21,375,356
High-Yield	15,142,920	317,994,547
CEF Municipal	23,921,868	3,652,460

This table represent the accumulation of each Fund’s daily net in-kind shareholder transactions including rebalancing activity, while the Statements of Changes in Net Assets reflect shareholder transactions including any cash component of the transactions.

149

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 7—Principal Risks—Investments in municipal securities involve risks similar to those of investing in any fund of fixed income securities traded on exchanges, such as market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices. The market for municipal bonds may be less liquid than for taxable bonds.

Each Fund is classified as diversified funds under the 1940 Act, except for Pre-Refunded, which is classified as non-diversified fund. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

High-Yield and Short High-Yield invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. High-Yield and Short High-Yield may not be able to sell bonds at desired prices and that large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

CEF Municipal invests in closed-end funds that may trade at a discount or premium to their net asset value. A closed-end fund may be leveraged as part of its investment strategy. As a result, the Fund may be indirectly exposed to the effects of leverage through its investment in the underlying funds. Investments in underlying funds that use leverage may cause the value of the Fund’s shares to be more volatile than if the Fund invested in underlying funds that do not utilize leverage.

High-Yield and Short High-Yield maintain assets invested in Puerto Rican municipal securities that currently experience significant financial difficulties. Particularly, the Funds may be affected by political, economic, regulatory and other developments within Puerto Rico and by the financial condition of Puerto Rico’s political subdivisions, agencies, instrumentalities and public authorities. As a result, certain securities issued by this municipality are currently considered below-investment-grade securities. The market for these investments may be limited, which may make them difficult to buy or sell. Municipal obligations issued by Puerto Rico are subject to heightened risks that may adversely affect the value of these Funds’ portfolios and the repayment of such bonds are subject to significant uncertainties. If the economic situation in Puerto Rico persists or worsens, the volatility, credit quality and performance of the Funds could be adversely affected.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

High Yield, Intermediate, Long, Pre-Refunded and Short Funds adopted a unitary management fee where the Adviser is responsible for all expenses of the Funds. Therefore, the expense for the Plan for these Funds and for Short High-Yield are included in “Management fees”. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities for amounts accrued through September 1, 2010 and in “Due to Adviser” for amounts accrued after September 1, 2010.

For CEF Municipal, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 9—Bank Line of Credit—Certain Funds may participate in a $200 million committed credit facility (“Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2018, the following Funds borrowed under this facility:

150

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Intermediate	3	$108,755	3.31%
Long	55	410,179	3.47
Short	7	256,134	3.32
High-Yield	18	2,127,941	3.38
Short High-Yield	33	799,118	3.59
CEF Municipal	142	184,322	3.32

The outstanding loan balance for each respective Fund as of October 31, 2018 is disclosed as Line of Credit in the Statement of Assets and Liabilities.

Note 10—Share Split—The Board of Trustees approved a 1 for 2 reverse share split for AMT-Free Intermediate Municipal Index ETF and High-Yield Municipal Index ETF. On October 26, 2018 shares began trading on a split-adjusted basis. The Statement of Changes in Net Assets and Financial Highlights prior to October 26, 2018 have been adjusted to reflect the 1 for 2 reverse share split.

Note 11—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended October 31, 2018, there were offsets to custodian fees and these amounts are reflected in custody expense in the Statements of Operations.

Note 12—Recent Accounting Pronouncements and Regulatory Requirements—Tax reform legislation commonly known as the Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017 which contained certain provisions that may affect the Funds. Under prior law, the tax-exemption for interest from state and local bonds generally applied to refunded bonds with certain limitations on advance refunding bonds. Advance refunding bonds are bonds that are issued more than 90 days before the redemption of the refunded bond. Under the Act, interest income from advance refunding bonds will now be considered to be taxable interest income for any advance refundings that occur after December 31, 2017.

The Financial Accounting Standards Board issued an Accounting Standards Update ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, that shortens the amortization period for certain purchased callable debt securities held at premium to the earliest call date. The new guidance does not change the accounting for purchased callable debt securities held at a discount. The guidance is effective for public business entities for fiscal years beginning after 15 December 2018, and interim periods within those years. Early adoption is permitted. Management is currently evaluating the potential impact of this new guidance to the financial statements.

The Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), a final guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. Entities will no longer be required to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy. Public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years beginning after 15 December 2019 and for interim periods within those fiscal years. Early adoption is permitted of either the entire standard or only the provisions that eliminate or modify the requirements. Management is currently evaluating the potential impact of this new guidance to the financial statements.

Note 13—Subsequent Events—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

151

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2018 (unaudited)

At a meeting held on June 22, 2018 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved (i) the continuation of the investment management agreements (the “Municipal Investment Management Agreements”) between the Trust and Van Eck Associates Corporation (the “Adviser”) with respect to the VanEck Vectors AMT-Free 8-12 Year Municipal Index ETF, AMT-Free Intermediate Municipal Index ETF, AMT-Free Long Municipal Index ETF, AMT-Free National Municipal Index ETF, AMT-Free Short Municipal Index ETF, California Long Municipal Index ETF, High-Yield Municipal Index ETF, Massachusetts Municipal Index ETF, New Jersey Municipal Index ETF, New York Long Municipal Index ETF, Ohio Municipal Index ETF, Pennsylvania Municipal Index ETF, Pre-Refunded Municipal Index ETF, Puerto Rico Municipal Index ETF and Short High-Yield Municipal Index ETF (the “Municipal Funds”) and (ii) the continuation of the investment management agreement between the Trust and the Adviser (the “CEF Investment Management Agreement,” and together with the Municipal Investment Management Agreements, the “Investment Management Agreements”) with respect to VanEck Vectors CEF Municipal Income ETF (the “CEF Muni Fund” and together with the Municipal Funds, the “Funds”).

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on June 6, 2018. At that meeting, the Trustees discussed the information the Adviser and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses (for those Funds which had begun operations) of the Funds and the Funds’ peer funds (other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund seeks to track a different index than the funds in its designated peer group and, therefore, each Fund’s performance will differ from its peers. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. For these and other reasons, the Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Investment Management Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the June 6, 2018 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio manager(s) and others involved in the management and administration of the Funds. The Trustees also considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreements, including, with respect to the CEF Muni Fund, the Adviser’s commitment to waive certain fees and/or pay expenses of the CEF Muni Fund to the extent necessary to prevent the operating expenses of the CEF Muni Fund from exceeding agreed upon limits for a period of time and, with respect to the Municipal Funds, the Adviser’s agreement to pay all of the direct expenses of the Municipal Funds (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each of the Funds that had commenced operations prior to the date of the Renewal Meeting (the “Operating Funds”), the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each Operating Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index. Based on the foregoing, the Trustees concluded that the investment performance of the Operating Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser and the current status, as they understood it, of the Adviser’s compliance environment.

152

As noted above, the Trustees were also provided various data from Broadridge comparing the Operating Funds’ expenses and performance to that of other ETFs. The Trustees noted that the information provided showed that each Operating Fund had management fees (after the effect of any applicable fee waiver) below or equal to the average and median of its respective peer group of funds, except for VanEck Vectors AMT-Free Intermediate Municipal Index ETF and AMT-Free Long Municipal Index ETF, which had management fees (after the effect of any applicable fee waiver) greater than the average but equal to or below the median of its peer group of funds. The Trustees also noted that the information provided showed that each Operating Fund had a total expense ratio (after the effect of any applicable expense limitation) below or equal to the average and median of its respective peer group of funds. With respect to these Operating Funds, the Trustees reviewed the amount by which these Operating Funds’ management fees (after the effect of any applicable expense limitation) exceeded the average of their respective peer groups and information provided by the Adviser providing context for these comparisons. The Trustees noted that the CEF Muni Fund had unique investment characteristics as a “fund of closed-end funds,” which differentiated the Fund from those funds contained in its Broadridge peer group because a portion of the fees attributable to the CEF Muni Fund were fees incurred by the funds in which it invests. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Operating Funds were reasonable in light of the performance of the Operating Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Operating Fund. The Trustees reviewed each Operating Fund’s asset size, expense ratio and expense cap and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the volatility of the asset classes in which certain of the Operating Funds invest, potential variability in the net assets of these Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Operating Funds effectively incorporate the benefits of economies of scale. The Trustees also considered, with respect to the Municipal Funds, the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Municipal Funds. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Operating Fund is reasonable and appropriate in relation to the current asset size of each Operating Fund and the other factors discussed above and that the advisory fee rate for each Operating Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Adviser with respect to the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability to the Adviser of VanEck Vectors AMT-Free 8-12 Year Municipal Index ETF, AMT-Free National Municipal Index ETF, California Long Municipal Index ETF, Massachusetts Municipal Index ETF, New Jersey Municipal Index ETF, New York Long Municipal Index ETF, Ohio Municipal Index ETF, Pennsylvania Municipal Index ETF and Puerto Rico Municipal Index ETF because the Funds had not yet commenced operations at the time of the Renewal Meeting. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, each of these Funds although they concluded that the nature, quality and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their June 6, 2018 meeting, as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the best interest of each Fund and such Fund’s shareholders.

153

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2018 (unaudited)(continued)

VanEck Vectors Municipal Allocation ETF

At a meeting held on June 22, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved an investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Vectors Municipal Allocation ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the management of the Fund, information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Fund. The Trustees also considered the terms and scope of services that the Adviser would provide under the Investment Management Agreement.

The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. In addition, because the Fund had not yet commenced operations, the Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the best interest of the Fund and the Fund’s shareholders.

154

[This page intentionally left blank.]

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue, New York, NY 10017 vaneck.com
Account Assistance:	800.826.2333	MUNISAR

SEMI-ANNUAL REPORT October 31, 2018 (unaudited)

VANECK VECTORS®

BDC Income ETF	BIZD®
ChinaAMC China Bond ETF	CBON®
Emerging Markets Aggregate Bond ETF	EMAG®
Emerging Markets High Yield Bond ETF	HYEM®
Fallen Angel High Yield Bond ETF	ANGL®
Green Bond ETF	GRNB®
International High Yield Bond ETF	IHY®
Investment Grade Floating Rate ETF	FLTR®
J.P. Morgan EM Local Currency Bond ETF	EMLC®
Mortgage REIT Income ETF	MORT®
Preferred Securities ex Financials ETF	PFXF®

800.826.2333	vaneck.com

Certain information contained in this shareholder letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of October 31, 2018.

VANECK VECTORS ETFs

(unaudited)

Dear Shareholders:

We are pleased to present this semi-annual report, which affords us the opportunity to provide a review of the economic backdrop for the last six months.

As you may know, VanEck has a history of looking beyond the financial markets to identify historical, political, and/or technological trends that are likely to create or impact investment opportunities. We were one of the first U.S. asset managers to offer investors access to international markets, which set the tone for our drive to identify promising asset classes and trends. In this respect, our unconventional (at the time) efforts to introduce investors to gold investing in 1968, emerging markets (including China) in 1993, and ETFs in 2006, are now considered mainstream, permanently shaping the investment management industry as we now know it.

Today, we offer both active and passive strategies with compelling exposures supported by well-designed investment processes. Our firm’s capabilities range from strategies designed to strengthen core investment allocations, to more specialized exposures that enhance portfolio diversification and reduce volatility.

The main question that impacts the funds under review is the direction of interest rates. If rates rise too quickly, it could result in negative total returns for bond investors.

As we wrote in our Market Insights research, which can be found at https://www.vaneck.com/blogs/market-insights/, we began 2018 by noting that global growth had gone from “ticking up” to “firmly in place” and that, while central banks were tightening, Europe remained “two years” behind the U.S. in this trend. Thus, our base case was for 10-year interest rates to rise to 3.5%. In its third longest bull market ever, we remained bullish on U.S. equities in the short-term, but were prepared for a correction. Finally, we believed that investors should not be underweight commodities as global growth was supporting the bullish “grind trade” narrative from supply cutbacks.

The big shock to this growth story came in the second quarter of 2018, with concerns about European and Chinese growth. This led to U.S. dollar strength, commodity weakness, and emerging markets equity weakness. The result for income-oriented investors was that interest rates rose more slowly and impacted fixed income investors less negatively.

To keep you informed on an ongoing basis, we encourage you to stay in touch with us through the videos, email subscriptions, and research blogs available on our website, www.vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit www.vaneck.com.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for each of the funds for the six month period ended October 31, 2018. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

Trustee and President

VanEck Vectors ETF Trust

November 5, 2018

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

1

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2018 to October 31, 2018.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Annualized Expense Ratio During Period	Expenses Paid During the Period* May 1, 2018 — October 31, 2018
BDC Income ETF
Actual	$1,000.00	$1,038.10	0.41%	$2.11
Hypothetical**	$1,000.00	$1,023.14	0.41%	$2.09
ChinaAMC China Bond ETF
Actual	$1,000.00	$930.40	0.50%	$2.43
Hypothetical**	$1,000.00	$1,022.68	0.50%	$2.55
Emerging Markets Aggregate Bond ETF
Actual	$1,000.00	$957.10	0.38%	$1.87
Hypothetical**	$1,000.00	$1,023.29	0.38%	$1.94
Emerging Markets High Yield Bond ETF
Actual	$1,000.00	$981.00	0.40%	$2.00
Hypothetical**	$1,000.00	$1,023.19	0.40%	$2.04
Fallen Angel High Yield Bond ETF
Actual	$1,000.00	$999.20	0.35%	$1.76
Hypothetical**	$1,000.00	$1,023.44	0.35%	$1.79
Green Bond ETF
Actual	$1,000.00	$957.00	0.36%	$1.78
Hypothetical**	$1,000.00	$1,023.39	0.36%	$1.84
International High Yield Bond ETF
Actual	$1,000.00	$967.60	0.40%	$1.98
Hypothetical**	$1,000.00	$1,023.19	0.40%	$2.04
Investment Grade Floating Rate ETF
Actual	$1,000.00	$1,010.30	0.14%	$0.71
Hypothetical**	$1,000.00	$1,024.50	0.14%	$0.71
J.P. Morgan EM Local Currency Bond ETF
Actual	$1,000.00	$884.50	0.33%	$1.57
Hypothetical**	$1,000.00	$1,023.54	0.33%	$1.68
Mortgage REIT Income ETF
Actual	$1,000.00	$1,050.50	0.42%	$2.17
Hypothetical**	$1,000.00	$1,023.09	0.42%	$2.14
Preferred Securities ex Financials ETF
Actual	$1,000.00	$1,011.10	0.41%	$2.08
Hypothetical**	$1,000.00	$1,023.14	0.41%	$2.09

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended October 31, 2018) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses

See Notes to Financial Statements

3

VANECK VECTORS BDC INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.2%
Diversified Financials: 26.3%
381,157	Barings BDC, Inc. †	$3,803,947
424,507	BlackRock TCP Capital Corp.	5,943,098
983,561	Corporate Capital Trust, Inc.	13,710,840
199,996	Fidus Investment Corp.	2,745,945
177,808	Monroe Capital Corp.	2,259,940
155,271	Newtek Business Services Corp. †	3,010,705
943,995	Oaktree Specialty Lending Corp.	4,295,177
428,389	Oxford Square Capital Corp. †	2,690,283
516,961	TCG BDC, Inc. †	8,271,376
419,152	TPG Specialty Lending, Inc.	8,416,572
		55,147,883
Investment Companies: 73.9%
1,663,427	Apollo Investment Corp.	8,599,917
2,574,680	Ares Capital Corp.	44,181,509
617,637	BlackRock Kelso Capital Corp.	3,539,060
1,897,834	FS Investment Corp. †	11,937,376
241,792	Gladstone Capital Corp. †	2,243,830
285,464	Gladstone Investment Corp. †	2,983,099
293,658	Goldman Sachs BDC, Inc. †	6,078,721
521,888	Golub Capital BDC, Inc. †	9,628,833
763,330	Hercules Technology Growth Capital, Inc.	9,564,525
480,069	Main Street Capital Corp. †	17,920,976
542,775	New Mountain Finance Corp.	7,224,335
337,212	PennantPark Floating Rate Capital Ltd. †	4,336,546
608,699	PennantPark Investment Corp.	4,321,763
2,458,272	Prospect Capital Corp. †	16,691,667
275,668	Solar Capital Ltd.	5,678,761
		154,930,918
Total Common Stocks (Cost: $227,878,598)		210,078,801
MONEY MARKET FUND: 0.0% (Cost: $9,393)
9,393	Dreyfus Government Cash Management Fund — Institutional Shares	9,393
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $227,887,991)		210,088,194

Principal Amount

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 13.1%
Repurchase Agreements: 13.1%
$6,508,106	Repurchase agreement dated 10/31/18 with Citigroup Global Markets, Inc., 2.22%, due 11/1/18, proceeds $6,508,507; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 10/1/19 to 9/9/49, valued at $6,638,268 including accrued interest)	6,508,106
Principal Amount		Value

Repurchase Agreements: (continued)
$6,508,106	Repurchase agreement dated 10/31/18 with HSBC Securities USA, Inc., 2.21%, due 11/1/18, proceeds $6,508,506; (collateralized by various U.S. government and agency obligations, 2.50% to 5.00%, due 7/1/23 to 1/1/57, valued at $6,638,268 including accrued interest)	$6,508,106
1,368,916	Repurchase agreement dated 10/31/18 with J.P. Morgan Securities LLC, 2.19%, due 11/1/18, proceeds $1,368,999; (collateralized by various U.S. government and agency obligations, 0.00% to 3.13%, due 11/30/18 to 9/9/49, valued at $1,396,294 including accrued interest)	1,368,916
6,508,106	Repurchase agreement dated 10/31/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.22%, due 11/1/18, proceeds $6,508,507; (collateralized by various U.S. government and agency obligations, 2.50% to 4.50%, due 3/1/32 to 11/1/48, valued at $6,638,268 including accrued interest)	6,508,106
6,508,106	Repurchase agreement dated 10/31/18 with Nomura Securities International, Inc., 2.21%, due 11/1/18, proceeds $6,508,506; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 11/8/18 to 9/20/68, valued at $6,638,268 including accrued interest)	6,508,106
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $27,401,340)		27,401,340
Total Investments: 113.3% (Cost: $255,289,331)		237,489,534
Liabilities in excess of other assets: (13.3)%		(27,962,779)
NET ASSETS: 100.0%		$209,526,755

See Notes to Financial Statements

4

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $26,975,470.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financial	100.0%	$210,078,801
Money Market Fund	0.0	9,393
	100.0%	$210,088,194

The summary of inputs used to value the Fund’s investments as of October 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$210,078,801	$—	$—	$210,078,801
Money Market Fund	9,393	—	—	9,393
Repurchase Agreements	—	27,401,340	—	27,401,340
Total	$210,088,194	$27,401,340	$—	$237,489,534

*	See Schedule of Investments for industry sector breakouts.

There were no transfers between levels during the period ended October 31, 2018.

See Notes to Financial Statements

5

VANECK VECTORS CHINAAMC CHINA BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2018 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 59.8%
Consumer, Cyclical: 6.2%
CNY	1,400,000	China South Industries Group Co. Ltd 4.45%, 04/19/19 (p)	$201,682
	500,000	Sinochem International Corp. 3.61%, 06/06/21	70,693
			272,375
Consumer, Non-cyclical: 3.8%
	1,135,000	Jiangxi Ganyue Expressway Co. Ltd. 5.15%, 04/19/23	167,788
Energy: 4.0%
	1,200,000	China Petroleum & Chemical Corp. 4.90%, 06/01/22	177,046
Financial: 32.4%
	3,600,000	China Development Bank Corp. 3.91%, 04/06/22	522,165
	1,000,000	China Fortune Land Development Co. Ltd. 5.10%, 10/22/20 (p)	133,864
	1,000,000	China Merchants Securities Co. Ltd. 5.08%, 05/26/25	147,088
	1,000,000	China Overseas Property Group Co. Ltd. 3.85%, 11/19/20 (p)	142,913
	809,000	China Securities Co. Ltd. 3.14%, 05/20/19 (c) (p)	115,801
	1,000,000	Dalian Wanda Commercial Management Group Co. Ltd. 3.95%, 05/06/19 (p)	142,323
	1,000,000	Guangzhou Yue Xiu Holdings Ltd. 5.20%, 02/28/20	145,820
	600,000	Poly Real Estate Group Co. Ltd. 2.95%, 01/15/19 (p)	85,947
			1,435,921
Principal Amount			Value

Industrial: 13.4%
CNY	1,248,200	China Railway Corp. 4.63%, 08/25/21	$182,194
	500,000	Hubei Provincial Communications Investment Co. Ltd. 6.68%, 03/27/19 (p)	78,994
	1,000,000	Power Construction Corp. of China Ltd. 5.20%, 10/29/22	148,439
	1,260,000	Tianjin Infrastructure Construction & Investment Group Co. Ltd. 5.70%, 02/26/23 #	185,321
			594,948
Total Corporate Bonds (Cost: $2,838,947)			2,648,078
GOVERNMENT OBLIGATIONS: 23.8%
Government: 23.8%
		China Government Bonds
	500,000	3.27%, 08/22/46	62,286
	5,347,000	3.40%, 04/17/23	766,954
	1,541,000	4.26%, 07/31/21	226,977
Total Government Obligations (Cost: $1,171,313)			1,056,217
Total Investments: 83.6% (Cost: $4,010,260)			3,704,295
Other assets less liabilities: 16.4%			727,437
NET ASSETS: 100.0%			$4,431,732

Definitions:
CNY	Chinese Yuan
Footnotes:
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $185,321 which represents 4.2% of net assets.

Summary of Investments by Sector	% of Investments	Value
Consumer, Cyclical	7.3%	$272,375
Consumer, Non-cyclical	4.5	167,788
Energy	4.8	177,046
Financial	38.8	1,435,921
Government	28.5	1,056,217
Industrial	16.1	594,948
	100.0%	$3,704,295

See Notes to Financial Statements

6

The summary of inputs used to value the Fund’s investments as of October 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$2,648,078	$—	$2,648,078
Government Obligations*	—	1,056,217	—	1,056,217
Total	$—	$3,704,295	$—	$3,704,295

*	See Schedule of Investments for industry sector breakouts.

There were no transfers between levels during the period ended October 31, 2018.

See Notes to Financial Statements

7

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2018 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 35.2%
Argentina: 0.5%
USD	30,000	Pan American Energy LLC 7.88%, 05/07/21 Reg S	$30,714
	50,000	YPF SA 8.75%, 04/04/24 Reg S	49,375
			80,089
Austria: 0.4%
	64,000	ESAL GmbH 6.25%, 11/30/18 (c) Reg S	63,200
Bermuda: 1.1%
	100,000	Digicel Group Ltd. 7.13%, 12/03/18 (c) 144A	62,750
	100,000	Ooredoo International Finance Ltd. 3.25%, 02/21/23 Reg S	95,877
			158,627
Brazil: 1.4%
	50,000	Banco Bradesco SA 5.90%, 01/16/21 144A	51,460
	50,000	Banco do Brasil SA 5.88%, 01/26/22 Reg S	50,950
	102,000	Itau Unibanco Holding SA 6.20%, 04/15/20 144A	104,958
			207,368
British Virgin Islands: 3.0%
	100,000	China Cinda Finance I Ltd. 4.25%, 04/23/25 Reg S	96,130
	57,000	CNOOC Finance Ltd. 3.88%, 05/02/22 Reg S	56,928
	100,000	CNPC General Capital Ltd. 3.95%, 04/19/22 144A	100,122
	100,000	Sinopec Group Overseas Development Ltd. 4.38%, 10/17/23 Reg S	101,288
	100,000	State Grid Overseas Investment 2014 Ltd. 4.13%, 05/07/24 144A	100,623
			455,091
Canada: 0.3%
	50,000	First Quantum Minerals Ltd. 7.50%, 04/01/20 (c) 144A	44,813
Cayman Islands: 3.7%
	100,000	Alibaba Group Holding Ltd. 3.60%, 08/28/24 (c) 144A	97,516
	100,000	China Overseas Finance Cayman VI Ltd. 4.25%, 05/08/19 Reg S	100,339
	75,000	CK Hutchison International 17 Ltd. 2.88%, 04/05/22 Reg S	72,771
	50,000	Comunicaciones Celulares SA 6.88%, 02/06/19 (c) Reg S	51,300
	75,000	Hutchison Whampoa International 11 Ltd. 4.63%, 01/13/22 Reg S	76,956
Principal Amount			Value

Cayman Islands: (continued)
USD	100,000	Saudi Electricity Global Sukuk Co. 2 3.47%, 04/08/23 144A	$97,515
	60,000	Vale Overseas Ltd. 4.38%, 01/11/22	60,486
			556,883
Chile: 0.6%
	100,000	Cencosud SA 4.88%, 01/20/23 144A	97,940
China / Hong Kong: 2.1%
	100,000	AIA Group Ltd. 3.20%, 12/11/24 (c) 144A	94,705
EUR	100,000	China Construction Bank Asia Corp. Ltd. 1.50%, 02/11/20 Reg S	114,913
USD	100,000	Industrial & Commercial Bank of China Ltd. 6.00% (US Treasury Yield Curve Rate T 5 Year+4.38%), 12/10/19 (c) Reg S	100,990
			310,608
Colombia: 0.9%
	100,000	Bancolombia SA 4.88% (US Treasury Yield Curve Rate T 5 Year+2.93%), 10/18/22 (c) †	96,480
COP	110,857,000	Empresas Públicas de Medellín ESP 8.38%, 02/01/21 Reg S	34,370
			130,850
Curacao: 0.2%
USD	40,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	36,346
Czech Republic: 0.4%
EUR	50,000	CEZ AS 4.50%, 06/29/20 Reg S	60,864
France: 0.4%
	50,000	mFinance France SA 2.00%, 11/26/21 Reg S	58,573
India: 0.2%
USD	28,000	ICICI Bank Ltd. 5.75%, 11/16/20 Reg S	28,939
Indonesia: 1.1%
	70,000	Pertamina Persero PT 4.30%, 05/20/23 144A	68,554
	100,000	Perusahaan Listrik Negara PT 4.13%, 05/15/27 Reg S	90,253
			158,807
Ireland: 0.6%
	50,000	Vnesheconombank 5.94%, 11/21/23 144A	47,979

See Notes to Financial Statements

8

Principal Amount			Value

Ireland: (continued)
USD	50,000	VTB Bank PJSC Via VTB Eurasia DAC 9.50% (US Treasury Yield Curve Rate T 10 Year+8.07%), 12/06/22 (c) 144A	$47,714
			95,693
Israel: 0.7%
	100,000	Israel Electric Corp. Ltd. 5.00%, 11/12/24 Reg S 144A	101,250
Luxembourg: 1.5%
		Gaz Capital SA
	100,000	6.51%, 03/07/22 Reg S	104,890
	60,000	8.63%, 04/28/34 (p) Reg S	73,580
	50,000	Sberbank of Russia 5.13%, 10/29/22 144A	49,375
			227,845
Malaysia: 0.7%
	100,000	Petronas Capital Ltd. 7.88%, 05/22/22 Reg S	113,139
Mexico: 3.3%
	100,000	BBVA Bancomer SA 6.75%, 09/30/22 144A	105,400
	100,000	Grupo Bimbo SAB de CV 3.88%, 06/27/24 144A	97,834
		Petróleos Mexicanos
	50,000	5.50%, 01/21/21	50,500
EUR	110,000	5.50%, 02/24/25 Reg S	138,109
USD	64,000	6.63%, 06/15/38	57,440
	50,000	6.75%, 09/21/47	43,195
			492,478
Netherlands: 4.8%
	100,000	Bharti Airtel International Netherlands BV 5.13%, 03/11/23 144A	97,219
	50,000	Braskem Netherlands Finance BV 4.50%, 01/10/28 144A	46,250
	50,000	Kazakhstan Temir Zholy Finance BV 6.95%, 07/10/42 144A	54,332
	100,000	Lukoil International Finance BV 7.25%, 11/05/19 Reg S	103,431
	50,000	Metinvest BV 7.75%, 01/23/23 (c) 144A	48,188
		Petrobras Global Finance BV
	75,000	4.38%, 05/20/23	72,337
EUR	100,000	4.75%, 01/14/25	119,894
USD	60,000	6.75%, 01/27/41	56,587
		Teva Pharmaceutical Finance Netherlands III BV
	40,000	2.20%, 07/21/21	37,372
	55,000	2.80%, 07/21/23	48,573
	45,000	3.15%, 10/01/26	36,723
			720,906
Principal Amount			Value

South Africa: 0.6%
USD	100,000	Eskom Holdings SOC Ltd. 5.75%, 01/26/21 144A	$96,002
Thailand: 0.7%
	100,000	Bangkok Bank PCL/Hong Kong 4.80%, 10/18/20 144A	102,086
Turkey: 0.9%
	50,000	Turkiye Garanti Bankasi AS 5.25%, 09/13/22 Reg S	46,343
	100,000	Turkiye Vakiflar Bankasi TAO 6.00%, 11/01/22 144A	82,750
			129,093
United Arab Emirates: 1.6%
	100,000	DP World Ltd. 6.85%, 07/02/37 Reg S	111,769
EUR	100,000	Emirates Telecommunications Group Co. PJSC 2.75%, 06/18/26 Reg S	123,658
			235,427
United Kingdom: 1.4%
		Anglo American Capital Plc
USD	50,000	3.63%, 09/11/24 Reg S	47,269
	50,000	4.75%, 04/10/27 Reg S	48,213
	25,000	DTEK Finance Plc 10.75% 12/03/18 (c)	25,652
	100,000	Vedanta Resources Plc 6.38%, 07/30/22 Reg S	93,925
			215,059
United States: 2.1%
	100,000	Cemex Finance LLC 6.00%, 04/01/19 (c) 144A	100,025
	100,000	Reliance Holding USA, Inc. 5.40%, 02/14/22 144A	103,214
	100,000	Southern Copper Corp. 7.50%, 07/27/35	120,625
			323,864
Total Corporate Bonds (Cost: $5,491,084)			5,301,840
GOVERNMENT OBLIGATIONS: 63.2%
Argentina: 0.6%
EUR	120,000	Provincia de Buenos Aires 4.00%, 05/15/35 (s) Reg S	88,310
Bahrain: 0.4%
USD	64,000	Bahrain Government International Bond 6.13%, 08/01/23 144A	64,772
Brazil: 5.5%
		Brazil Letras do Tesouro Nacional
BRL	220,000	0.00%, 01/01/20 ^	54,646
	610,000	0.00%, 07/01/20 ^	145,307
	220,000	0.00%, 07/01/21 ^	47,727
	90,000	0.00%, 01/01/22 ^	18,557

See Notes to Financial Statements

9

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Brazil: (continued)
		Brazil Notas do Tesouro Nacional, Series F
BRL	335,000	10.00%, 01/01/21	$93,377
	495,000	10.00%, 01/01/23	136,626
	300,000	10.00%, 01/01/25	81,981
	230,000	10.00%, 01/01/27	61,942
		Brazilian Government International Bonds
USD	100,000	4.25%, 01/07/25	96,679
	88,000	4.88%, 01/22/21	89,584
			826,426
Cayman Islands: 1.9%
	100,000	IPIC GMTN Ltd. 5.00%, 11/15/20 144A	103,056
		KSA Sukuk Ltd.
	50,000	2.89%, 04/20/22 144A	48,346
	140,000	3.63%, 04/20/27 144A	134,050
			285,452
Chile: 2.1%
CLP	65,000,000	Bonos de la Tesoreria de la Republica de Chile 4.50%, 03/01/26	93,455
		Chile Government International Bonds
USD	100,000	3.13%, 03/27/25	95,894
CLP	9,000,000	5.50%, 08/05/20	13,328
		Corp. Nacional del Cobre de Chile
EUR	100,000	2.25%, 07/09/24 Reg S	120,559
USD	600	7.50%, 01/15/19 144A	605
			323,841
China / Hong Kong: 0.6%
	100,000	Export-Import Bank of China 3.63%, 07/31/24 Reg S	98,048
Colombia: 3.1%
		Colombia Government International Bond
	100,000	4.00%, 11/26/23 (c)	98,825
	100,000	5.00%, 12/15/44 (c)	94,801
		Columbian TES
COP	27,100,000	6.00%, 04/28/28	7,761
	208,400,000	7.00%, 05/04/22	67,179
	223,600,000	7.50%, 08/26/26	71,893
	66,600,000	7.75%, 09/18/30	21,397
	200,000,000	10.00%, 07/24/24	72,431
	78,600,000	11.00%, 07/24/20	26,749
			461,036
Croatia: 0.5%
USD	75,000	Croatia Government International Bonds 6.00%, 01/26/24 † 144A	80,984
Principal Amount			Value

Czech Republic: 0.8%
		Czech Republic Government Bonds
CZK	800,000	0.00%, 02/10/20 ^	$34,388
	130,000	0.95%, 05/15/30 Reg S	4,940
	480,000	1.00%, 06/26/26 Reg S	19,379
	970,000	2.40%, 09/17/25 Reg S	43,386
	390,000	2.50%, 08/25/28 Reg S	17,618
			119,711
Dominican Republic: 0.8%
		Dominican Republic International Bonds
USD	100,000	6.85%, 01/27/45 Reg S	98,812
	21,200	7.50%, 05/06/21 Reg S	21,995
			120,807
Ecuador: 0.3%
	50,000	Ecuador Government International Bond 7.95%, 06/20/24 144A	44,913
Egypt: 0.7%
		Egypt Government International Bond
	60,000	6.13%, 01/31/22 144A	59,372
	50,000	7.50%, 01/31/27 144A	49,014
			108,386
El Salvador: 0.2%
	30,000	El Salvador Government International Bonds 7.65%, 06/15/35 Reg S	27,638
Hungary: 1.9%
		Hungary Government Bonds
HUF	12,900,000	1.75%, 10/26/22 †	44,261
	6,020,000	5.50%, 06/24/25	23,979
	8,800,000	6.00%, 11/24/23	35,844
	17,830,000	7.50%, 11/12/20	70,448
USD	100,000	Hungary Government International Bonds 6.38%, 03/29/21	106,046
			280,578
Indonesia: 5.3%
		Indonesia Government International Bond
	192,000	5.88%, 03/13/20 Reg S	198,225
	75,000	7.75%, 01/17/38 Reg S	93,744
		Indonesia Treasury Bonds
IDR	170,000,000	7.00%, 05/15/22	10,799
	417,000,000	7.00%, 05/15/27	24,783
	855,000,000	8.25%, 07/15/21	56,669
	1,460,000,000	8.25%, 05/15/36	90,251
	1,190,000,000	8.38%, 03/15/24	77,690
	1,809,000,000	8.38%, 09/15/26	117,833
	540,000,000	8.38%, 03/15/34	34,064
	589,000,000	10.50%, 08/15/30	43,603
	722,000,000	11.00%, 11/15/20	50,677
			798,338

See Notes to Financial Statements

10

Principal Amount			Value

Israel: 2.1%
		Israel Government Bonds
ILS	230,000	1.75%, 08/31/25	$61,265
	405,000	4.25%, 03/31/23	122,659
	185,000	5.00%, 01/31/20	52,580
	70,000	5.50%, 01/31/42	26,033
USD	50,000	Israel Government International Bond 4.00%, 06/30/22	50,970
			313,507
Kazakhstan: 0.3%
	50,000	Kazakhstan Government International Bond 5.13%, 07/21/25 Reg S	52,838
Kuwait: 0.3%
	40,000	Kuwait International Government Bond 3.50%, 03/20/27 144A	38,940
Lebanon: 0.9%
	140,000	Lebanon Government International Bond 8.25%, 04/12/21 Reg S	134,658
Lithuania: 0.3%
	50,000	Lithuania Government International Bond 7.38%, 02/11/20 Reg S	52,641
Malaysia: 2.7%
		Malaysia Government Bonds
MYR	425,000	3.48%, 03/15/23	100,123
	310,000	3.84%, 04/15/33	68,203
	315,000	3.89%, 03/15/27	74,025
	27,000	3.90%, 11/16/27	6,307
	227,000	3.96%, 09/15/25	53,843
	230,000	4.16%, 07/15/21	55,677
	160,000	4.38%, 11/29/19	38,606
	25,000	4.76%, 04/07/37	5,919
			402,703
Mexico: 5.3%
		Mexican Bonos
MXN	1,228,000	6.50%, 06/10/21	57,697
	1,250,000	6.50%, 06/09/22	57,689
	1,850,100	7.50%, 06/03/27	84,131
	1,802,000	7.75%, 11/13/42	77,504
	2,266,900	8.00%, 06/11/20	111,001
	2,145,000	10.00%, 12/05/24	112,332
		Mexico Government International Bonds
USD	77,000	4.00%, 10/02/23	76,251
	140,000	4.75%, 03/08/44	124,461
	102,000	6.05%, 01/11/40	106,539
			807,605
Nigeria: 1.0%
NGN	18,470,000	Nigeria Government Bonds 16.39%, 01/27/22	53,080
USD	100,000	Nigeria Government International Bond 6.50%, 11/28/27 144A	92,064
			145,144
Principal Amount			Value

Oman: 0.5%
USD	75,000	Oman Government International Bond 5.63%, 01/17/28 144A	$71,623
Panama: 0.9%
		Panama Government International Bond
	50,000	3.88%, 12/17/27 (c)	48,151
	69,400	7.13%, 01/29/26	81,492
			129,643
Peru: 1.4%
		Peru Government Bonds
PEN	90,000	5.70%, 08/12/24	27,805
	135,000	6.35%, 08/12/28	41,731
	92,000	6.95%, 08/12/31	29,235
	110,000	7.84%, 08/12/20	35,769
	12,000	8.20%, 08/12/26	4,155
USD	62,000	Peru Government International Bond 7.35%, 07/21/25	74,865
			213,560
Philippines: 1.0%
	142,000	Philippine Government International Bonds 5.00%, 01/13/37	150,984
Poland: 3.8%
		Republic of Poland Government Bond
PLN	200,000	1.50%, 04/25/20	52,247
	370,000	1.75%, 07/25/21	96,708
	146,000	2.25%, 04/25/22	38,320
	310,000	2.50%, 07/25/26	78,076
	155,000	2.50%, 07/25/27	38,548
	150,000	3.25%, 07/25/25	40,038
	285,000	4.00%, 10/25/23	79,740
	230,000	5.75%, 04/25/29	73,632
USD	75,000	Republic of Poland Government International Bond 6.38%, 07/15/19	76,868
			574,177
Qatar: 1.1%
	160,000	Qatar Government International Bond 3.88%, 04/23/23 144A	160,602
Romania: 1.5%
		Romania Government Bonds
RON	100,000	2.25%, 02/26/20	23,854
	40,000	5.80%, 07/26/27	10,325
	290,000	5.85%, 04/26/23	73,927
		Romanian Government International Bonds
EUR	50,000	4.63%, 09/18/20 Reg S	61,587
USD	50,000	4.88%, 01/22/24 Reg S	51,032
			220,725

See Notes to Financial Statements

11

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Russia: 3.7%
		Russian Federal Bonds
USD	150,000	5.00%, 04/29/20 144A	$152,763
RUB	1,900,000	7.00%, 08/16/23	27,586
	1,980,000	7.05%, 01/19/28	27,529
	1,590,000	7.10%, 10/16/24	22,805
	5,030,000	7.40%, 12/07/22	74,793
	570,000	7.50%, 08/18/21	8,551
	5,260,000	7.70%, 03/23/33	75,051
	3,490,000	7.75%, 09/16/26	51,149
	4,080,000	8.15%, 02/03/27	61,007
		Russian Foreign Bonds
USD	20,750	7.50%, 03/31/30 (s) Reg S	22,722
	20,000	12.75%, 06/24/28 (p) Reg S	31,730
			555,686
Serbia: 0.3%
	50,000	Serbia International Bond 4.88%, 02/25/20 144A	50,482
South Africa: 3.6%
		Republic of South Africa Government Bonds
ZAR	123,000	7.00%, 02/28/31	6,631
	1,229,300	7.75%, 02/28/23 †	80,578
	1,668,000	8.00%, 01/31/30	99,200
	57,000	8.50%, 01/31/37	3,331
	945,000	8.75%, 01/31/44	55,289
	1,380,000	8.75%, 02/28/48	80,457
	1,935,000	10.50%, 12/21/26	139,088
USD	75,000	Republic of South Africa Government International Bond 5.88%, 09/16/25	74,126
			538,700
Sri Lanka: 0.2%
	40,000	Sri Lanka Government International Bond 6.85%, 11/03/25 144A	36,402
Thailand: 3.7%
		Thailand Government Bonds
THB	670,000	2.00%, 12/17/22	19,953
	690,000	2.13%, 12/17/26	19,892
	4,593,000	3.63%, 06/16/23	146,119
	4,429,000	3.65%, 12/17/21	139,694
	1,835,000	3.85%, 12/12/25	59,736
	2,400,000	4.26%, 12/12/37 Reg S	81,708
	2,560,000	4.88%, 06/22/29	90,644
			557,746
Turkey: 2.5%
		Turkey Government International Bonds
USD	60,000	5.63%, 03/30/21	58,630
	90,000	6.88%, 03/17/36	80,296
TRY	268,600	7.10%, 03/08/23	31,278
USD	80,000	7.38%, 02/05/25	79,535
TRY	280,000	9.20%, 09/22/21	38,078
	200,000	10.50%, 01/15/20	31,749
	138,000	10.50%, 08/11/27	16,858
Principal Amount			Value

Turkey: (continued)
TRY	340,000	10.60%, 02/11/26	$43,324
	28,000	11.00%, 03/02/22	3,893
			383,641
Ukraine: 0.4%
USD	60,000	Ukraine Government International Bonds 7.75%, 09/01/23 144A	57,245
United Arab Emirates: 0.4%
	65,000	Abu Dhabi Government International Bond 3.13%, 10/11/27 144A	60,498
Uruguay: 0.6%
		Uruguay Government International Bonds
	77,000	4.50%, 08/14/24	77,883
UYU	300,000	9.88%, 06/20/22 Reg S	9,024
			86,907
Total Government Obligations (Cost: $10,675,209)			9,525,897

Number of Shares

MONEY MARKET FUND: 0.3% (Cost: $51,254)
	51,254	Dreyfus Government Cash Management Fund — Institutional Shares	51,254
Total Investments Before Collateral for Securities Loaned: 98.7% (Cost: $16,217,547)			14,878,991

Principal Amount

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.5% (Cost: $223,543)
Repurchase Agreements: 1.5%
USD	223,543	Repurchase agreement dated 10/31/18 with Daiwa Capital Markets America, Inc., 2.22%, due 11/1/18, proceeds $223,557; (collateralized by various U.S. government and agency obligations, 0.00% to 8.50%, due 11/8/18 to 9/9/49, valued at $228,014 including accrued interest)	223,543
Total Investments: 100.2% (Cost: $16,441,090)			15,102,534
Liabilities in excess of other assets: (0.2)%			(28,902)
NET ASSETS: 100.0%			$15,073,632

See Notes to Financial Statements

12

Definitions:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond — The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule.
^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $209,663.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $3,406,305, or 22.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	3.4%	$509,769
Communications	3.6	528,320
Consumer, Non-cyclical	3.6	529,757
Diversified	1.0	149,727
Energy	9.9	1,468,949
Financial	9.3	1,380,084
Government	64.0	9,525,897
Industrial	1.0	154,357
Utilities	3.9	580,877
Money Market Fund	0.3	51,254
	100.0%	$14,878,991

The summary of inputs used to value the Fund’s investments as of October 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$5,301,840	$—	$5,301,840
Government Obligations*	—	9,525,897	—	9,525,897
Money Market Fund	51,254	—	—	51,254
Repurchase Agreements	—	223,543	—	223,543
Total	$51,254	$15,051,280	$—	$15,102,534

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2018.

See Notes to Financial Statements

13

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2018 (unaudited)

Principal
Amount		Value

CORPORATE BONDS: 91.3%
Argentina: 4.5%
$350,000	Aeropuertos Argentina 2000 SA 6.88%, 02/06/22 (c) 144A	$329,000
550,000	AES Argentina Generacion SA 7.75%, 02/02/21 (c) 144A	480,689
300,000	Agua y Saneamientos Argentinos SA 6.63%, 02/01/21 (c) Reg S	231,000
550,000	Arcor SAIC 6.00%, 07/06/20 (c) 144A	540,375
400,000	Banco Hipotecario SA 9.75%, 11/30/20 144A	400,000
350,000	Banco Macro SA 6.75% (USD Swap Semi 30/360 5 Year+5.46%), 11/04/21 (c) 144A	289,625
550,000	Cablevision SA 6.50%, 06/15/19 (c) 144A	540,375
300,000	Cia General de Combustibles SA 9.50%, 11/07/19 (c) 144A	270,003
400,000	Cia Latinoamericana de Infraestructura & Servicios SA 9.50%, 07/20/20 (c) 144A	253,812
300,000	Generacion Mediterranea SA 9.63%, 07/27/20 (c) 144A	255,753
550,000	Genneia SA 8.75%, 01/20/20 (c) 144A	514,943
400,000	IRSA Propiedades Comerciales SA 8.75%, 03/23/20 (c) 144A	401,504
	Pampa Energia SA
500,000	7.38%, 07/21/20 (c) 144A	464,350
700,000	7.50%, 01/24/22 (c) 144A	614,250
470,000	Pan American Energy LLC 7.88%, 05/07/21 144A	481,186
550,000	Rio Energy SA / UGEN SA / UENSA SA 6.88%, 02/01/22 (c) 144A	434,500
500,000	Tecpetrol SA 4.88%, 12/12/20 (c) 144A	457,505
500,000	Transportadora de Gas del Sur SA 6.75%, 05/02/22 (c) 144A	471,255
	YPF SA
930,000	6.95%, 07/21/27 144A	789,523
800,000	7.00%, 06/15/47 (c) † 144A	610,560
950,000	8.50%, 03/23/21 144A	962,587
1,400,000	8.50%, 07/28/25 144A	1,331,400
1,200,000	8.75%, 04/04/24 144A	1,185,000
		12,309,195
Azerbaijan: 1.2%
950,000	International Bank of Azerbaijan OJSC 3.50%, 09/01/24 Reg S	845,500
1,875,000	Southern Gas Corridor CJSC 6.88%, 03/24/26 144A	2,016,973
500,000	State Oil Co. of the Azerbaijan Republic 6.95%, 03/18/30 Reg S	531,860
		3,394,333
Bahrain: 0.5%
400,000	BBK BSC 3.50%, 03/24/20 Reg S	387,062
875,000	Oil and Gas Holding Co. BSCC 7.50%, 10/25/27 144A	849,894
		1,236,956
Principal
Amount		Value

Bermuda: 2.5%
$400,000	China Oil & Gas Group Ltd. 4.63%, 04/20/20 (c) † Reg S	$380,353
	Digicel Group Ltd.
1,400,000	7.13%, 12/03/18 (c) 144A	878,500
1,385,000	8.25%, 12/03/18 (c) 144A	995,469
	Digicel Ltd.
1,125,000	6.00%, 12/03/18 (c) 144A	1,025,156
900,000	6.75%, 11/16/18 (c) 144A	726,750
600,000	GCL New Energy Holdings Ltd. 7.10%, 01/30/21 † Reg S	522,731
500,000	Geopark Ltd. 6.50%, 09/21/21 (c) 144A	499,375
400,000	GOME Retail Holdings Ltd. 5.00%, 03/10/20 Reg S	351,005
600,000	Inkia Energy Ltd. 5.88%, 11/09/22 (c) 144A	569,106
200,000	Kosmos Energy Ltd. 7.88%, 12/03/18 (c) 144A	201,750
500,000	Li & Fung Ltd. 5.25%, 11/03/21 (c) Reg S	341,215
300,000	Panda Green Energy Group Ltd. 8.25%, 01/25/20 Reg S	239,021
		6,730,431
Brazil: 4.9%
200,000	B3 SA - Brasil Bolsa Balcao 5.50%, 07/16/20 144A	204,502
	Banco Bradesco SA
460,000	5.75%, 03/01/22 144A	474,260
600,000	5.90%, 01/16/21 144A	617,520
	Banco BTG Pactual SA
500,000	5.75%, 09/28/22 Reg S	480,005
75,000	5.75%, 09/28/22 144A	72,001
	Banco do Brasil SA
1,300,000	3.88%, 10/10/22	1,237,288
730,000	5.88%, 01/26/22 † 144A	743,870
561,000	8.50% (US Treasury Yield Curve Rate T 10 Year+7.78%), 10/20/20 (c) 144A	599,715
200,000	Banco do Brasil SA/Cayman 5.38%, 01/15/21 144A	202,500
	Banco do Estado do Rio Grande do Sul SA
200,000	7.38%, 02/02/22 Reg S	204,300
50,000	7.38%, 02/02/22 144A	51,075
	Banco Nacional de Desenvolvimento Economico e Social
500,000	4.75%, 05/09/24 † 144A	487,505
410,000	5.50%, 07/12/20 144A	423,329
400,000	Banco Safra SA 6.75%, 01/27/21 144A	416,500
438,000	Banco Votorantim SA 7.38%, 01/21/20 144A	456,352
550,000	BRF SA 4.75%, 05/22/24 144A	505,312
200,000	Caixa Economica Federal 3.50%, 11/07/22 144A	192,640
560,000	Cemig Geracao e Transmissao SA 9.25%, 12/05/23 (c) 144A	598,780

See Notes to Financial Statements

14

Principal
Amount		Value

Brazil: (continued)
$560,000	Centrais Eletricas Brasileiras SA 5.75%, 10/27/21 144A	$564,340
425,000	Cielo SA 3.75%, 11/16/22 † 144A	401,200
	Globo Comunicacao e Participacoes SA
150,000	4.84%, 03/08/25 (c) 144A	142,125
150,000	4.88%, 04/11/22 144A	149,438
	Itau Unibanco Holding SA
1,200,000	5.13%, 05/13/23 † 144A	1,205,880
1,550,000	5.75%, 01/22/21 144A	1,592,640
200,000	Light Servicos de Eletricidade SA/Light Energia SA 7.25%, 05/03/21 (c) 144A	195,500
300,000	Natura Cosmeticos SA 5.38%, 02/01/21 (c) 144A	293,178
800,000	Votorantim Cimentos SA 7.25%, 04/05/41 144A	823,760
		13,335,515
British Virgin Islands: 4.6%
350,000	Arcos Dorados Holdings, Inc. 6.63%, 09/27/23 144A	358,166
600,000	Baoxin Auto Finance I Ltd. 5.63% (US Treasury Yield Curve Rate T 3 Year+8.91%), 10/30/20 (c) Reg S	516,545
500,000	Central American Bottling Corp. 5.75%, 01/31/22 (c) 144A	494,005
	Easy Tactic Ltd.
900,000	5.75%, 01/13/20 (c) † Reg S	792,563
200,000	7.00%, 04/25/20 (c) Reg S	188,204
1,400,000	Fortune Star BVI Ltd. 5.25%, 03/23/20 (c) † Reg S	1,273,807
400,000	Franshion Brilliant Ltd. 5.75% (USD Swap Semi 30/360 5 Year+3.86%), 01/17/22 (c) Reg S	365,202
840,000	Gold Fields Orogen Holding BVI Ltd. 4.88%, 10/07/20 144A	844,200
	Greenland Global Investment Ltd.
450,000	4.85%, 08/17/20 Reg S	425,231
600,000	5.88%, 07/03/24 Reg S	496,474
250,000	Grupo Unicomer Co. Ltd. 7.88%, 04/01/21 (c) 144A	261,875
1,000,000	GTL Trade Finance, Inc. 5.89%, 01/29/24 (c) 144A	1,025,000
400,000	Huayi Finance I Ltd. 4.00%, 12/02/19 Reg S	388,483
300,000	Lai Fung Bonds 2018 Ltd. 5.65%, 01/18/23 Reg S	281,480
625,000	LS Finance 2022 Ltd. 4.25%, 10/16/22 Reg S	603,419
400,000	New Metro Global Ltd. 6.50%, 04/23/20 (c) Reg S	376,986
220,000	Prime Bloom Holdings Ltd. 6.95%, 07/05/20 (c) Reg S	172,700
200,000	RKI Overseas Finance 2016 B Ltd. 4.70%, 09/06/19 (c) † Reg S	187,487
Principal
Amount		Value

British Virgin Islands: (continued)
$400,000	Sino-Ocean Land Treasure III Ltd. 4.90% (US Treasury Yield Curve Rate T 5 Year+3.26%), 09/21/22 (c) † Reg S	$329,596
540,650	Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/26 (c) 144A	487,111
1,100,000	Studio City Co. Ltd. 7.25%, 12/03/18 (c) 144A	1,134,441
700,000	Studio City Finance Ltd. 8.50%, 12/03/18 (c) 144A	701,750
500,000	Wanda Properties International Co. Ltd. 7.25%, 01/29/24 Reg S	465,209
400,000	Xinhu BVI Holding Co. Ltd. 6.00%, 03/01/20 Reg S	349,392
200,000	Zhongrong International Resources Co. Ltd. 7.25%, 10/26/20 Reg S	133,968
		12,653,294
Canada: 2.1%
200,000	Canacol Energy Ltd. 7.25%, 05/03/22 (c) 144A	192,750
	First Quantum Minerals Ltd.
600,000	6.50%, 09/01/20 (c) 144A	525,750
1,000,000	6.88%, 03/01/21 (c) 144A	867,500
900,000	7.00%, 12/03/18 (c) 144A	882,000
800,000	7.25%, 12/03/18 (c) 144A	764,000
1,000,000	7.25%, 10/01/19 (c) 144A	927,500
1,250,000	7.50%, 04/01/20 (c) 144A	1,120,312
300,000	Frontera Energy Corp. 9.70%, 06/25/21 (c) 144A	318,525
		5,598,337
Cayman Islands: 10.9%
300,000	361 Degrees International Ltd. 7.25%, 06/03/19 (c) † Reg S	286,473
	Agile Group Holdings Ltd.
200,000	6.88% (US Treasury Yield Curve Rate T 5 Year+9.22%), 03/07/23 (c) Reg S	175,577
400,000	9.00%, 11/30/18 (c) Reg S	412,317
300,000	Agricola Senior Trust 6.75%, 06/18/20 144A	306,750
900,000	Alpha Star Holding III Ltd. 6.25%, 04/20/22 Reg S	852,750
400,000	Batelco International Finance No. 1 Ltd. 4.25%, 05/01/20 Reg S	393,488
400,000	CAR, Inc. 6.13%, 12/03/18 (c) 144A	389,000
300,000	Cementos Progreso Trust 7.13%, 12/17/18 (c) † 144A	308,625
	Central China Real Estate Ltd.
200,000	6.50%, 03/05/21 Reg S	187,679
275,000	8.75%, 01/23/19 (c) Reg S	272,598
400,000	CFLD Cayman Investment Ltd. 6.50%, 12/21/20 Reg S	364,985
300,000	China Aoyuan Property Group Ltd. 7.50%, 05/10/20 (c) Reg S	284,710

See Notes to Financial Statements

15

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Cayman Islands: (continued)
	China Evergrande Group
$1,200,000	7.50%, 06/28/20 (c) † Reg S	$968,306
1,900,000	8.75%, 06/28/21 (c) Reg S	1,495,062
500,000	9.50%, 03/29/21 (c) † Reg S	415,632
700,000	China SCE Property Holdings Ltd. 5.88%, 03/10/20 (c) Reg S	604,580
340,000	China Shanshui Cement Group Ltd. 7.50%, 11/30/18 (c) (d) * † § Reg S	276,930
	CIFI Holdings Group Co. Ltd.
200,000	6.88%, 04/23/20 (c) Reg S	188,408
700,000	7.75%, 11/30/18 (c) Reg S	693,768
825,000	Comcel Trust 6.88%, 02/06/19 (c) 144A	846,450
	Country Garden Holdings Co. Ltd.
600,000	4.75%, 09/28/20 (c) † Reg S	503,029
300,000	5.63%, 12/15/21 (p) Reg S	279,656
700,000	7.50%, 11/30/18 (c) † Reg S	702,174
500,000	Dar Al-Arkan Sukuk Co. Ltd. 6.88%, 03/21/23 Reg S	468,456
400,000	Emirates Reit Sukuk Ltd. 5.13%, 12/12/22 Reg S	384,000
200,000	Energuate Trust 5.88%, 05/03/22 (c) 144A	190,000
1,000,000	Ezdan Sukuk Co. Ltd. 4.38%, 05/18/21 Reg S	848,720
700,000	Fantasia Holdings Group Co. Ltd. 7.38%, 10/04/19 (c) Reg S	490,363
200,000	Future Land Development Holdings Ltd. 5.00%, 02/16/20 Reg S	193,446
600,000	Global A&T Electronics Ltd. 8.50%, 11/30/18 (c)	569,560
200,000	Gol Finance, Inc. 7.00%, 01/31/22 (c) † 144A	176,235
600,000	Greentown China Holdings Ltd. 5.88%, 11/30/18 (c) Reg S	596,821
950,000	Grupo Aval Ltd. 4.75%, 09/26/22 144A	934,097
494,000	Health and Happiness H&H International Holdings Ltd. 7.25%, 12/03/18 (c) 144A	502,005
550,000	Industrial Senior Trust 5.50%, 11/01/22 144A	538,312
400,000	Jingrui Holdings Ltd. 9.45%, 04/23/21 Reg S	377,359
400,000	King Talent Management Ltd. 5.60% (US Treasury Yield Curve Rate T 5 Year+3.52%), 12/04/22 (c) Reg S	361,857
	KWG Property Holding Ltd.
200,000	5.88%, 11/10/21 (c) Reg S	160,124
300,000	6.00%, 03/15/20 (c) Reg S	258,268
1,000,000	Lamar Funding Ltd. 3.96%, 05/07/25 Reg S	878,910
700,000	Latam Finance Ltd. 6.88%, 04/11/21 (c) 144A	684,075
400,000	Logan Property Holdings Co Ltd. 6.88%, 04/24/20 (c) Reg S	377,016
Principal
Amount		Value

Cayman Islands: (continued)
	MAF Global Securities Ltd.
$550,000	5.50% (USD Swap Semi 30/360 5 Year+3.48%), 09/07/22 (c) † Reg S	$524,161
300,000	6.38% (US Treasury Yield Curve Rate T 5 Year+3.54%), 03/20/26 (c) Reg S	278,431
900,000	Melco Resorts Finance Ltd. 4.88%, 06/06/20 (c) 144A	827,465
700,000	Mumtalakat Sukuk Holding Co. 4.00%, 11/25/21 Reg S	664,419
300,000	NagaCorp Ltd. 9.38%, 05/21/20 (c) 144A	310,542
135,000	Odebrecht Drilling Norbe VIII/IX Ltd. 6.35%, 12/01/20 (c) 144A	133,313
400,000	Ronshine China Holdings Ltd. 8.25%, 02/01/20 (p) Reg S	375,862
250,000	Sagicor Finance 2015 Ltd. 8.88%, 08/11/19 (c) 144A	261,125
900,000	Shelf Drilling Holdings Ltd. 8.25%, 02/15/21 (c) 144A	905,625
895,000	Shimao Property Holdings Ltd. 8.38%, 02/10/19 (c) Reg S	909,626
	Sunac China Holdings Ltd.
400,000	6.88%, 08/08/20 Reg S	378,490
800,000	7.95%, 08/08/20 (c) Reg S	717,482
800,000	Times Property Holdings Ltd. 6.60%, 11/30/20 (c) Reg S	675,989
550,000	WTT Investment Ltd./Hong Kong 5.50%, 11/21/20 (c) 144A	545,780
	Wynn Macau Ltd.
600,000	4.88%, 10/01/20 (c) 144A	546,000
700,000	5.50%, 10/01/22 (c) 144A	633,500
200,000	Xinyuan Real Estate Co. Ltd. 7.75%, 02/28/21 † Reg S	159,882
700,000	Yuzhou Properties Co. Ltd. 6.00%, 01/25/20 (c) Reg S	620,547
		29,666,810
Chile: 0.5%
500,000	CorpGroup Banking SA 6.75%, 12/03/18 (c) 144A	488,880
500,000	Empresa Electrica Guacolda SA 4.56%, 01/30/25 (c) 144A	456,229
500,000	Latam Airlines Group SA 7.25%, 06/09/20 144A	511,000
		1,456,109
China / Hong Kong: 2.2%
850,000	Bank of East Asia Ltd. 5.50% (US Treasury Yield Curve Rate T 5 Year+3.83%), 12/02/20 (c) Reg S	841,273
200,000	Chalieco Hong Kong Corp Ltd. 5.70% (US Treasury Yield Curve Rate T 3 Year+8.29%), 01/15/20 (c) Reg S	199,797

See Notes to Financial Statements

16

Principal
Amount		Value

China / Hong Kong: (continued)
$1,275,000	China Cinda Asset Management Co. Ltd. 4.45% (US Treasury Yield Curve Rate T 5 Year+3.29%), 09/30/21 (c) Reg S	$1,192,125
600,000	China CITIC Bank International Ltd. 4.25% (US Treasury Yield Curve Rate T 5 Year+3.11%), 10/11/21 (c) Reg S	560,839
400,000	China South City Holdings Ltd. 5.75%, 03/09/20 Reg S	331,571
400,000	Full Dragon Hong Kong International Development Ltd. 5.60%, 02/14/21 Reg S	385,956
450,000	ICBC Asia Ltd. 4.25% (US Treasury Yield Curve Rate T 5 Year+3.13%), 07/21/21 (c) Reg S	427,910
1,100,000	Nanyang Commercial Bank Ltd. 5.00% (US Treasury Yield Curve Rate T 5 Year+3.21%), 06/02/22 (c) Reg S	1,017,456
400,000	Qinghai Provincial Investment Group Co. Ltd. 6.40%, 07/10/21 † Reg S	281,570
300,000	Yancoal International Resources Development Co. Ltd. 5.75% (US Treasury Yield Curve Rate T 3 Year+8.30%), 04/13/20 (c) Reg S	297,910
200,000	Yanlord Land HK Co. Ltd. 5.88%, 01/23/20 (c) Reg S	191,178
400,000	Zoomlion HK SPV Co. Ltd. 6.13%, 12/20/22 144A	381,632
		6,109,217
Colombia: 2.1%
550,000	Banco Davivienda SA 5.88%, 07/09/22 144A	576,097
	Banco de Bogota SA
1,393,000	5.38%, 02/19/23 144A	1,396,482
200,000	6.25%, 05/12/26 144A	203,500
300,000	Banco GNB Sudameris SA 6.50% (US Treasury Yield Curve Rate T 5 Year+4.56%), 04/03/22 (c) 144A	297,753
	Bancolombia SA
600,000	4.88% (US Treasury Yield Curve Rate T 5 Year+2.93%), 10/18/22 (c)	578,880
1,100,000	5.13%, 09/11/22	1,108,250
	Colombia Telecomunicaciones SA ESP
700,000	5.38%, 12/03/18 (c) 144A	698,607
450,000	8.50% (USD Swap Semi 30/360 5 Year+6.96%), 03/30/20 (c) 144A	464,400
300,000	Credivalores-Crediservicios SAS 9.75%, 07/27/20 (c) 144A	294,600
		5,618,569
Principal
Amount		Value

Costa Rica: 0.3%
$800,000	Banco Nacional de Costa Rica 6.25%, 11/01/23 144A	$755,940
Croatia: 0.2%
600,000	Hrvatska Elektroprivreda 5.88%, 10/23/22 144A	625,833
Curacao: 0.3%
600,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	545,194
400,000	Teva Pharmaceutical Finance IV BV 3.65%, 11/10/21	383,470
		928,664
Dominican Republic: 0.2%
300,000	Aeropuertos Dominicanos Siglo XXI SA 6.75%, 04/01/24 (c) 144A	300,750
300,000	Banco de Reservas de la Republica Dominicana 7.00%, 02/01/23 144A	304,875
		605,625
Ecuador: 0.2%
600,000	Petroamazonas EP 4.63%, 11/06/20 144A	568,359
Georgia: 0.4%
400,000	Bank of Georgia JSC 6.00%, 07/26/23 144A	393,256
200,000	Georgia Capital JSC 6.13%, 03/09/24 144A	184,000
500,000	Georgian Railway JSC 7.75%, 07/11/22 144A	530,412
		1,107,668
India: 1.1%
600,000	Delhi International Airport Pvt Ltd. 6.13%, 10/31/26 144A	589,500
300,000	GMR Hyderabad International Airport Ltd. 4.25%, 10/27/27 144A	250,094
400,000	HPCL-Mittal Energy Ltd. 5.25%, 04/28/27 † Reg S	354,871
700,000	IDBI Bank Ltd. 4.25%, 11/30/20 Reg S	692,180
	JSW Steel Ltd.
600,000	4.75%, 11/12/19 Reg S	599,250
300,000	5.25%, 04/13/22 Reg S	292,867
200,000	Syndicate Bank 3.88%, 12/04/19 Reg S	198,855
		2,977,617
Indonesia: 0.5%
300,000	ABM Investama Tbk PT 7.13%, 08/01/20 (c) 144A	272,254
360,000	Bukit Makmur Mandiri Utama PT 7.75%, 02/13/20 (c) 144A	364,728
320,000	Chandra Asri Petrochemical Tbk PT 4.95%, 11/08/21 (c) 144A	280,648
500,000	Saka Energi Indonesia PT 4.45%, 05/05/24 144A	461,684
		1,379,314

See Notes to Financial Statements

17

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Ireland: 4.0%
$1,025,000	Alfa Bank OJSC 7.75%, 04/28/21 144A	$1,086,939
750,000	Bank Otkritie Financial Corp. OJSC 10.00%, 12/17/19 § Reg S	56,250
300,000	Borets Finance DAC 6.50%, 04/07/22 144A	294,321
	Credit Bank of Moscow Via CBOM Finance Plc
550,000	5.55%, 02/14/23 144A	512,119
350,000	5.88%, 11/07/21 144A	342,344
500,000	EDC Finance Ltd. 4.88%, 04/17/20 144A	498,875
600,000	Eurochem Finance DAC 3.95%, 07/05/21 144A	580,755
300,000	EuroChem Mineral & Chemical Co OJSC Via EuroChem Global Investments Ltd. 3.80%, 04/12/20 144A	294,938
400,000	Eurotorg LLC via Bonitron DAC 8.75%, 10/30/22 144A	404,629
	GTLK Europe DAC
400,000	5.13%, 05/31/24 Reg S	365,500
600,000	5.95%, 07/19/21 Reg S	589,089
600,000	Hacienda Investments Ltd. Via DME Airport DAC 5.08%, 02/15/23 Reg S	571,650
400,000	Koks OAO Via Koks Finance DAC 7.50%, 05/04/22 144A	401,200
	Metalloinvest Finance DAC
800,000	4.85%, 05/02/24 144A	758,898
200,000	5.63%, 04/17/20 144A	201,316
550,000	Mobile Telesystems OJSC 5.00%, 05/30/23 144A	535,213
200,000	MTS International Funding Ltd. 8.63%, 06/22/20 144A	212,107
1,725,000	Rosneft Oil Co. 4.20%, 03/06/22 144A	1,682,306
900,000	SCF Capital Ltd. 5.38%, 06/16/23 144A	869,152
300,000	Sibur Securities DAC 4.13%, 10/05/23 144A	287,609
250,000	Vimpel Communications OJSC 7.75%, 02/02/21 144A	266,413
		10,811,623
Kazakhstan: 1.4%
	Halyk Savings Bank of Kazakhstan JSC
600,000	5.50%, 12/04/18 (c) 144A	599,400
500,000	7.25%, 01/28/21 144A	529,115
	KazMunayGas National Co. JSC
500,000	3.88%, 04/19/22 144A	496,572
300,000	4.40%, 04/30/23 144A	297,582
1,000,000	4.75%, 04/19/27 144A	981,239
1,100,000	5.75%, 04/19/47 144A	1,053,194
		3,957,102
Principal
Amount		Value

Luxembourg: 6.7%
$500,000	Adecoagro SA 6.00%, 09/21/22 (c) 144A	$440,000
300,000	Avation Capital SA 6.50%, 05/15/20 (c) 144A	302,250
	Consolidated Energy Finance SA
400,000	6.50%, 05/15/21 (c) † 144A	398,500
350,000	6.88%, 06/15/20 (c) 144A	357,875
300,000	Cosan Luxembourg SA 7.00%, 01/20/22 (c) 144A	300,900
500,000	CSN Resources SA 6.50%, 07/21/20 † 144A	488,595
	Evraz Group SA
1,475,000	5.38%, 03/20/23 144A	1,453,214
350,000	6.50%, 04/22/20 144A	355,884
200,000	6.75%, 01/31/22 Reg S	206,200
600,000	8.25%, 01/28/21 Reg S	636,300
300,000	Gilex Holding Sarl 8.50%, 05/02/21 (c) 144A	305,625
400,000	Hidrovias International Finance SARL 5.95%, 01/24/22 (c) 144A	372,500
200,000	JSL Europe SA 7.75%, 07/26/21 (c) 144A	185,600
400,000	Kernel Holding SA 8.75%, 01/31/22 144A	402,942
500,000	Klabin Finance SA 4.88%, 09/19/27 144A	454,225
550,000	MHP Lux SA 6.95%, 04/03/26 144A	509,366
750,000	Minerva Luxembourg SA 6.50%, 09/20/21 (c) 144A	695,625
	Offshore Drilling Holding SA
400,000	8.38%, 11/30/18 (c) Reg S	224,000
590,000	8.38%, 12/03/18 (c) 144A	330,400
1,200,000	Puma International Financing SA 5.00%, 01/24/21 (c) 144A	996,469
301,175	QGOG Constellation SA 9.50% 11/09/21 (c) 144A	146,073
450,000	Rosneft Finance SA 7.25%, 02/02/20 144A	465,212
500,000	Rumo Luxembourg Sarl 7.38%, 02/09/21 (c) 144A	518,750
	Sberbank of Russia
1,870,000	5.13%, 10/29/22 144A	1,846,618
1,450,000	6.13%, 02/07/22 144A	1,489,694
875,000	Sberbank of Russia Via SB Capital SA 5.72%, 06/16/21 Reg S	890,387
500,000	TMK OAO 6.75%, 04/03/20 144A	503,900
400,000	Topaz Marine SA 9.13%, 07/26/19 (c) 144A	415,332
300,000	Ultrapar International SA 5.25%, 10/06/26 144A	285,753
300,000	Vm Holding SA 5.38%, 02/04/27 (c) 144A	292,503
700,000	VTB Bank OJSC Via VTB Capital SA 6.55%, 10/13/20 144A	722,680
1,265,000	VTB Bank SA 6.95%, 10/17/22 144A	1,242,501
		18,235,873

See Notes to Financial Statements

18

Principal
Amount		Value

Malaysia: 0.1%
$300,000	Press Metal Labuan Ltd. 4.80%, 10/30/20 (c) Reg S	$282,262
Marshall Islands: 0.1%
350,000	Navios South American Logistics, Inc. 7.25%, 12/03/18 (c) 144A	327,250
Mauritius: 1.5%
375,000	Azure Power Energy Ltd. 5.50%, 08/03/20 (c) 144A	353,222
500,000	Greenko Investment Co. 4.88%, 08/16/19 (c) 144A	448,125
300,000	HT Global IT Solutions Holdings Ltd. 7.00%, 12/03/18 (c) 144A	306,750
650,000	HTA Group Ltd. 9.13%, 03/08/19 (c) 144A	665,437
300,000	Lodha Developers International Ltd. 12.00%, 11/30/18 (c) Reg S	268,350
	MTN Mauritius Investments Ltd.
800,000	4.76%, 11/11/24 144A	720,000
500,000	5.37%, 02/13/22 144A	482,788
400,000	6.50%, 10/13/26 144A	387,820
500,000	Neerg Energy Ltd. 6.00%, 02/13/20 (c) 144A	471,986
		4,104,478
Mexico: 3.9%
500,000	Axtel SAB de CV 6.38%, 11/14/20 (c) 144A	480,000
500,000	Banco Mercantil del Norte SA/Grand Cayman 5.75% (US Treasury Yield Curve Rate T 5 Year+4.45%), 10/04/26 (c) 144A	457,975
	BBVA Bancomer SA
1,000,000	5.13% (US Treasury Yield Curve Rate T 5 Year+2.65%), 01/18/28 (c) 144A	886,010
950,000	7.25%, 04/22/20 144A	981,122
	Cemex SAB de CV
1,400,000	5.70%, 01/11/20 (c) 144A	1,371,580
100,000	6.13%, 05/05/20 (c) 144A	99,500
900,000	7.75%, 04/16/21 (c) † 144A	955,125
500,000	Credito Real SAB de CV 7.25%, 07/20/20 (c) 144A	500,625
300,000	Cydsa SAB de CV 6.25%, 10/04/22 (c) 144A	280,353
360,000	Elementia SAB de CV 5.50%, 01/15/20 (c) 144A	334,354
600,000	Grupo Bimbo SAB de CV 5.95% (US Treasury Yield Curve Rate T 5 Year+3.28%), 04/17/23 (c) 144A	596,280
300,000	Grupo Idesa SA de CV 7.88%, 12/03/18 (c) 144A	255,000
385,000	Grupo KUO SAB De CV 5.75%, 07/07/22 (c) 144A	362,042
400,000	Grupo Posadas SAB de CV 7.88%, 06/30/19 (c) 144A	408,500
Principal
Amount		Value

Mexico: (continued)
$350,000	Metalsa SA de CV 4.90%, 04/24/23 144A	$333,991
400,000	Nemak SAB de CV 4.75%, 01/23/21 (c) † 144A	387,160
300,000	Sixsigma Networks Mexico SA de CV 7.50%, 05/02/21 (c) 144A	284,625
460,000	TV Azteca SAB de CV 8.25%, 08/09/21 (c) Reg S	456,757
720,000	Unifin Financiera SA de CV 7.25%, 09/27/20 (c) 144A	698,580
400,000	Unifin Financiera SAB de CV SOFOM ENR 7.00%, 07/15/21 (c) 144A	371,000
		10,500,579
Mongolia: 0.2%
500,000	Trade & Development Bank of Mongolia LLC 9.38%, 05/19/20 144A	526,079
Netherlands: 8.7%
470,000	Ajecorp BV 6.50%, 12/03/18 (c) 144A	358,375
350,000	Cimpor Financial Operations BV 5.75%, 07/17/19 (c) † 144A	286,300
575,000	EA Partners I BV 6.88%, 09/28/20 Reg S	336,981
1,000,000	Greenko Dutch BV 5.25%, 07/24/20 (c) 144A	907,500
	GTH Finance BV
400,000	6.25%, 01/26/20 (c) 144A	406,056
550,000	7.25%, 01/26/23 (c) 144A	571,101
810,000	IHS Netherlands Holdco BV 9.50%, 12/03/18 (c) 144A	819,175
655,000	Indo Energy Finance II BV 6.38%, 12/03/18 (c) 144A	629,127
1,000,000	Kazakhstan Temir Zholy Finance BV 6.95%, 07/10/42 144A	1,086,643
600,000	Listrindo Capital BV 4.95%, 09/14/21 (c) 144A	536,400
900,000	Marfrig Holding Europe BV 8.00%, 06/08/19 (c) 144A	913,500
	Metinvest BV
950,000	7.75%, 01/23/23 (c) 144A	915,562
450,000	8.50%, 01/23/26 (c) 144A	429,975
1,100,000	Nostrum Oil & Gas Finance BV 8.00%, 07/25/19 (c) 144A	956,406
	Petrobras Global Finance BV
900,000	4.38%, 05/20/23	868,050
700,000	5.30%, 01/27/25	669,375
600,000	6.00%, 01/27/28	570,600
800,000	6.25%, 03/17/24	812,200
850,000	7.38%, 01/17/27	883,872
180,000	8.75%, 05/23/26	201,753
	Teva Pharmaceutical Finance Netherlands III BV
1,700,000	2.20%, 07/21/21	1,588,289
1,600,000	2.80%, 07/21/23	1,413,026
1,975,000	3.15%, 10/01/26	1,611,738

See Notes to Financial Statements

19

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Netherlands: (continued)
$1,040,000	4.10%, 10/01/46	$714,788
650,000	6.00%, 01/15/24 (c)	647,606
200,000	6.75%, 12/01/27 (c)	204,865
	VEON Holdings BV
600,000	3.95%, 03/16/21 (c) 144A	583,512
1,000,000	4.95%, 03/16/24 (c) 144A	949,260
900,000	5.95%, 02/13/23 144A	905,976
600,000	7.50%, 03/01/22 144A	641,826
1,176,000	VTR Finance BV 6.88%, 01/15/19 (c) 144A	1,195,110
		23,614,947
Nigeria: 0.7%
200,000	Access Bank Plc 10.50%, 10/19/21 144A	215,380
400,000	Fidelity Bank Plc 10.50%, 10/16/22 144A	408,716
200,000	SEPLAT Petroleum Development Co. Plc 9.25%, 04/01/20 (c) 144A	203,500
600,000	United Bank for Africa Plc 7.75%, 06/08/22 144A	605,094
400,000	Zenith Bank Plc 7.38%, 05/30/22 144A	405,794
		1,838,484
Oman: 0.1%
400,000	Bank Muscat SAOG 3.75%, 05/03/21 Reg S	388,782
Panama: 0.4%
375,000	AES El Salvador Trust II 6.75%, 12/03/18 (c) 144A	345,938
300,000	AES Panama SRL 6.00%, 06/25/19 (c) 144A	309,453
450,000	Avianca Holdings SA 8.38%, 12/03/18 (c) 144A	450,567
		1,105,958
Paraguay: 0.1%
200,000	Telefonica Celular del Paraguay SA 6.75%, 12/03/18 (c) 144A	203,768
Peru: 1.1%
300,000	Cementos Pacasmayo SAA 4.50%, 02/08/23 144A	295,803
300,000	Inretail Pharma SA 5.38%, 05/02/21 (c) 144A	304,950
500,000	Minsur SA 6.25%, 02/07/24 144A	510,505
300,000	Nexa Resources Peru SAA 4.63%, 03/28/23 144A	295,650
600,000	Orazul Energy Egenor S. en C. por A. 5.63%, 04/28/22 (c) 144A	547,806
400,000	Patrimonio EN Fideicomiso DS 093-2002-EF-Inretail Shopping Malls 5.75%, 04/03/23 (c) 144A	395,004
200,000	SAN Miguel Industrias Pet SA 4.50%, 09/18/20 (c) 144A	191,500
530,000	Volcan Cia Minera SAA 5.38%, 02/02/22 144A	535,697
		3,076,915
Principal
Amount		Value

Russia: 0.5%
	Global Ports Finance Plc
$500,000	6.50%, 09/22/23 144A	$507,460
200,000	6.87%, 01/25/22 144A	205,130
525,000	MHP SE 7.75%, 05/10/24 144A	519,816
		1,232,406
Saudi Arabia: 0.1%
400,000	Dar Al-Arkan Sukuk Co. Ltd. 6.88%, 04/10/22 Reg S	381,800
Singapore: 2.6%
	ABJA Investment Co. Pte Ltd.
350,000	4.85%, 01/31/20 Reg S	350,303
200,000	5.45%, 01/24/28 Reg S	172,817
1,900,000	5.95%, 07/31/24 † Reg S	1,881,978
400,000	APL Realty Holdings Pte Ltd. 5.95%, 06/02/21 (c) Reg S	282,555
111,000	Bakrie Telecom Pte Ltd. 11.50%, 05/07/15 (c) (d) (e) * § Reg S	1,665
300,000	Geo Coal International Pte Ltd. 8.00%, 10/04/20 (c) 144A	278,366
300,000	Global Prime Capital Pte Ltd. 7.25%, 04/26/20 (c) Reg S	297,806
350,000	Golden Legacy Pte Ltd. 8.25%, 06/07/19 (c) 144A	361,025
300,000	Indika Energy Capital III Pte Ltd. 5.88%, 11/09/21 (c) 144A	269,049
300,000	Jubilant Pharma Ltd. 4.88%, 10/06/19 (c) Reg S	293,239
400,000	Marble II Pte Ltd. 5.30%, 06/20/19 (c) 144A	387,950
1,000,000	Medco Platinum Road Pte Ltd. 6.75%, 01/30/22 (c) 144A	916,070
400,000	SSMS Plantation Holdings Pte Ltd. 7.75%, 01/23/21 (c) Reg S	360,000
400,000	STATS ChipPAC Ltd. 8.50%, 12/03/18 (c) 144A	414,200
400,000	TBG Global Pte Ltd. 5.25%, 02/10/19 (c) Reg S	392,753
700,000	Theta Capital Pte Ltd. 7.00%, 11/30/18 (c) Reg S	508,144
		7,167,920
South Africa: 2.6%
400,000	Absa Group Ltd. 6.25% (US Treasury Yield Curve Rate T 5 Year+3.52%), 04/25/23 (c) Reg S	377,214
	Eskom Holdings SOC Ltd.
1,655,000	5.75%, 01/26/21 144A	1,588,833
1,000,000	6.35%, 08/10/28 144A	966,650
980,000	6.75%, 08/06/23 144A	919,362
1,040,000	7.13%, 02/11/25 † 144A	976,098
400,000	8.45%, 08/10/28 144A	387,420
	FirstRand Bank Ltd.
800,000	4.25%, 04/30/20 Reg S	797,626
200,000	6.25% (USD Swap Semi 30/360 5 Year+3.56%), 04/23/23 (c) Reg S	194,862
900,000	Transnet SOC Ltd. 4.00%, 07/26/22 144A	842,206
		7,050,271

See Notes to Financial Statements

20

Principal
Amount		Value

South Korea: 0.5%
	Woori Bank
$200,000	4.50% (US Treasury Yield Curve Rate T 5 Year+3.31%), 09/27/21 (c) 144A	$194,992
200,000	5.25% (US Treasury Yield Curve Rate T 5 Year+3.35%), 05/16/22 (c) 144A	195,477
900,000	Woori Bank Co. Ltd. 5.00% (US Treasury Yield Curve Rate T 5 Year+3.33%), 06/10/20 (c) 144A	900,885
		1,291,354
Thailand: 0.4%
680,000	Krung Thai Bank PCL 5.20% (US Treasury Yield Curve Rate T 5 Year+3.54%), 12/26/19 (c) Reg S	686,032
375,000	PTTEP Treasury Center Co. Ltd. 4.60% (US Treasury Yield Curve Rate T 5 Year+2.72%), 07/17/22 (c) 144A	360,658
		1,046,690
Turkey: 9.2%
	Akbank TAS
805,000	4.00%, 01/24/20 144A	781,016
550,000	5.00%, 10/24/22 144A	503,779
400,000	5.13%, 03/31/25 † 144A	344,504
200,000	6.80% (USD Swap Semi 30/360 5 Year+4.03%), 04/27/23 (c) 144A	161,026
300,000	Alternatifbank AS 8.75% (USD Swap Semi 30/360 5 Year+7.83%), 04/16/21 (c) Reg S	249,997
420,000	Anadolu Efes Biracilik Ve Malt Sanayii AS 3.38%, 11/01/22 144A	388,111
400,000	Arcelik AS 5.00%, 04/03/23 144A	364,911
400,000	Coca-Cola Icecek AS 4.22%, 06/19/24 (c) 144A	376,118
450,000	Fibabanka AS 6.00%, 01/25/23 Reg S	346,325
700,000	Finansbank AS 4.88%, 05/19/22 144A	650,799
	KOC Holding AS
700,000	3.50%, 04/24/20 144A	675,576
700,000	5.25%, 12/15/22 (c) 144A	660,926
700,000	KT Kira Sertifikalari Varlik Kiralama AS 5.14%, 11/02/21 Reg S	668,403
400,000	Mersin Uluslararasi Liman Isletmeciligi AS 5.88%, 12/03/18 (c) 144A	399,524
400,000	Petkim Petrokimya Holding AS 5.88%, 01/26/21 (c) 144A	367,750
250,000	Ronesans Gayrimenkul Yatirim AS 7.25%, 04/26/23 144A	201,250
	TC Ziraat Bankasi AS
600,000	4.75%, 04/29/21 144A	551,149
800,000	5.13%, 05/03/22 144A	714,416
Principal
Amount		Value

Turkey: (continued)
$700,000	Tupras Turkiye Petrol Rafinerileri AS 4.50%, 07/20/24 (c) 144A	$624,044
500,000	Turk Telekomunikasyon AS 4.88%, 06/19/24 144A	434,955
	Turkcell Iletisim Hizmetleri AS
500,000	5.75%, 10/15/25 144A	455,040
500,000	5.80%, 01/11/28 (c) 144A	434,258
	Turkiye Garanti Bankasi AS
1,000,000	5.25%, 09/13/22 † 144A	926,852
1,000,000	5.88%, 03/16/23 144A	932,472
250,000	6.13% (USD Swap Semi 30/360 5 Year+4.22%), 05/24/22 (c) 144A	208,601
200,000	6.25%, 04/20/21 144A	195,370
	Turkiye Halk Bankasi AS
1,050,000	3.88%, 02/05/20 144A	947,062
200,000	4.75%, 02/11/21 144A	171,160
200,000	5.00%, 07/13/21 144A	170,947
	Turkiye Is Bankasi AS
1,600,000	5.00%, 04/30/20 144A	1,521,264
300,000	5.50%, 04/21/22 144A	260,396
2,100,000	6.00%, 10/24/22 144A	1,728,877
1,200,000	6.13%, 04/25/24 144A	998,886
150,000	7.00% (USD Swap Semi 30/360 5 Year+5.12%), 06/29/23 (c) 144A	111,981
	Turkiye Sinai Kalkinma Bankasi AS
500,000	5.13%, 04/22/20 Reg S	463,884
350,000	5.50%, 01/16/23 Reg S	290,318
400,000	7.63% (USD Swap Semi 30/360 5 Year+5.54%), 03/29/22 (c) Reg S	301,232
500,000	Turkiye Sise ve Cam Fabrikalari AS 4.25%, 05/09/20 144A	483,880
	Turkiye Vakiflar Bankasi TAO
300,000	5.50%, 10/27/21 144A	270,524
100,000	5.63%, 05/30/22 144A	88,650
800,000	5.75%, 01/30/23 144A	692,606
800,000	6.00%, 11/01/22 144A	662,000
550,000	8.00% (USD Swap Semi 30/360 5 Year+5.84%), 11/01/22 (c) 144A	431,954
	Yapi ve Kredi Bankasi AS
2,350,000	5.50%, 12/06/22 144A	1,926,685
1,200,000	5.85%, 06/21/24 † 144A	1,025,016
		25,164,494
United Arab Emirates: 0.2%
600,000	First Abu Dhabi Bank PJSC 5.25% (USD Swap Semi 30/360 5 Year+3.35%), 06/17/20 (c) Reg S	598,062
United Kingdom: 4.4%
	AngloGold Ashanti Holdings Plc
700,000	5.13%, 08/01/22 †	707,000
600,000	5.38%, 04/15/20	609,006
250,000	6.50%, 04/15/40	243,778
1,200,062	DTEK Finance Plc 10.75% 12/03/18 (c)	1,231,360
400,000	Hikma Pharmaceuticals Plc 4.25%, 04/10/20 † Reg S	397,884
600,000	Liquid Telecommunications Financing Plc 8.50%, 07/13/20 (c) 144A	615,044

See Notes to Financial Statements

21

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

United Kingdom: (continued)
$720,000	Oschadbank 9.38%, 03/10/23 (s) 144A	$723,298
600,000	Petra Diamonds US Treasury Plc 7.25%, 05/01/19 (c) 144A	577,500
	Polyus Finance Plc
350,000	4.70%, 03/28/22 144A	337,391
350,000	4.70%, 01/29/24 144A	326,867
800,000	5.25%, 02/07/23 144A	773,496
650,000	Polyus Gold International Ltd. 5.63%, 04/29/20 144A	657,062
1,400,000	Tullow Oil Plc 6.25%, 11/13/18 (c) 144A	1,398,950
500,000	Ukraine Railways 9.88%, 09/15/21 144A	502,579
	Vedanta Resources Plc
1,700,000	6.13%, 08/09/21 (c) 144A	1,508,485
1,310,000	8.25%, 06/07/21 144A	1,334,890
		11,944,590
United States: 2.6%
1,170,000	Cemex Finance LLC 6.00%, 04/01/19 (c) 144A	1,170,292
2,100,000	DAE Funding LLC 5.00%, 08/01/20 (c) 144A	2,052,750
	JBS USA LUX SA / JBS USA Finance, Inc.
900,000	5.75%, 06/15/20 (c) 144A	874,125
100,000	5.88%, 07/15/19 (c) 144A	98,525
635,000	7.25%, 12/03/18 (c) 144A	645,319
585,311	Rio Oil Finance Trust 9.25%, 07/06/24 144A	627,020
700,000	Stillwater Mining Co. 7.13%, 06/27/21 (c) † 144A	669,628
475,000	Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36	451,515
400,000	Teva Pharmaceutical Finance IV LLC 2.25%, 03/18/20	388,609
		6,977,783
Total Corporate Bonds (Cost: $265,319,977)		248,887,256
GOVERNMENT OBLIGATIONS: 6.1%
Argentina: 3.7%
	City of Buenos Aires
875,000	7.50%, 06/01/27 144A	768,259
505,000	8.95%, 02/19/21 144A	511,666
350,000	Province of Salta 9.13%, 07/07/24 144A	276,220
	Provincia de Buenos Aires
600,000	6.50%, 02/15/23 144A	516,750
2,050,000	7.88%, 06/15/27 144A	1,612,345
1,550,000	9.13%, 03/16/24 144A	1,391,140
1,200,000	9.95%, 06/09/21 144A	1,178,640
355,000	10.88%, 01/26/21 † 144A	359,438
400,000	Provincia de Chubut 7.75%, 07/26/26 144A	321,080
Principal
Amount		Value

Argentina: (continued)
	Provincia de Cordoba
$950,000	7.13%, 06/10/21 144A	$883,690
600,000	7.13%, 08/01/27 144A	462,606
500,000	Provincia de Entre Rios 8.75%, 02/08/25 144A	385,100
350,000	Provincia de la Rioja 9.75%, 02/24/25 144A	284,095
550,000	Provincia de Mendoza 8.38%, 05/19/24 144A	460,631
550,000	Provincia de Neuquen 8.63%, 05/12/28 144A	519,068
		9,930,728
Azerbaijan: 0.4%
1,070,000	State Oil Co. of the Azerbaijan Republic 4.75%, 03/13/23 Reg S	1,058,920
Cayman Islands: 0.2%
500,000	Brazil Minas SPE 5.33%, 02/15/28 144A	485,625
Costa Rica: 0.3%
	Instituto Costarricense de Electricidad
300,000	6.38%, 05/15/43 144A	214,125
700,000	6.95%, 11/10/21 144A	668,500
		882,625
Kazakhstan: 0.3%
900,000	KazAgro National Management Holding JSC 4.63%, 05/24/23 144A	891,369
Mongolia: 0.1%
400,000	Development Bank of Mongolia LLC 7.25%, 10/23/23 144A	391,100
Turkey: 0.7%
	Export Credit Bank of Turkey
400,000	4.25%, 09/18/22 144A	350,346
500,000	5.00%, 09/23/21 144A	464,203
500,000	5.38%, 02/08/21 144A	476,153
400,000	5.38%, 10/24/23 144A	355,482
400,000	6.13%, 05/03/24 144A	360,300
		2,006,484
Ukraine: 0.4%
1,065,000	Ukreximbank 9.75%, 01/22/25 144A	1,063,837
Total Government Obligations (Cost: $18,878,872)		16,710,688

Number
of Shares

MONEY MARKET FUND: 1.4%
(Cost: $3,825,384)
3,825,384	Dreyfus Government Cash Management Fund — Institutional Shares	3,825,384
Total Investments Before Collateral for Securities Loaned: 98.8% (Cost: $288,024,233)		269,423,328

See Notes to Financial Statements

22

Principal
Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.9%
Repurchase Agreements: 6.9%
$4,439,526	Repurchase agreement dated 10/31/18 with Citigroup Global Markets, Inc., 2.22%, due 11/1/18, proceeds $4,439,800; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 10/1/19 to 9/9/49, valued at $4,528,317 including accrued interest)	$4,439,526
4,439,526	Repurchase agreement dated 10/31/18 with Daiwa Capital Markets America, Inc., 2.22%, due 11/1/18, proceeds $4,439,800; (collateralized by various U.S. government and agency obligations, 0.00% to 8.50%, due 11/8/18 to 9/9/49, valued at $4,528,317 including accrued interest)	4,439,526
4,439,526	Repurchase agreement dated 10/31/18 with HSBC Securities USA, Inc., 2.21%, due 11/1/18, proceeds $4,439,799; (collateralized by various U.S. government and agency obligations, 2.50% to 5.00%, due 7/1/23 to 1/1/57, valued at $4,528,317 including accrued interest)	4,439,526
Principal
Amount		Value

Repurchase Agreements: (continued)
$919,383	Repurchase agreement dated 10/31/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.20%, due 11/1/18, proceeds $919,439; (collateralized by various U.S. government and agency obligations, 0.13% to 2.50%, due 4/30/20 to 9/9/49, valued at $937,771 including accrued interest)	$919,383
4,439,526	Repurchase agreement dated 10/31/18 with Nomura Securities International, Inc., 2.21%, due 11/1/18, proceeds $4,439,799; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 11/8/18 to 9/20/68, valued at $4,528,317 including accrued interest)	4,439,526
Total Short-Term Investments Held
As Collateral For Securities On Loan (Cost: $18,677,487)		18,677,487
Total Investments: 105.7% (Cost: $306,701,720)		288,100,815
Liabilities in excess of other assets: (5.7)%		(15,541,689)
NET ASSETS: 100.0%		$272,559,126

Footnotes:
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(e)	Security in default of principal
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond — The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $18,181,136.
§	Illiquid Security — the aggregate value of illiquid securities is $334,845 which represents 0.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $190,946,788, or 70.1% of net assets.

See Notes to Financial Statements

23

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	11.3%	$30,371,735
Communications	7.2	19,421,717
Consumer, Cyclical	4.4	11,948,050
Consumer, Non-cyclical	7.9	21,230,924
Diversified	1.1	3,048,370
Energy	13.3	35,724,934
Financial	35.7	96,131,825
Government	6.2	16,710,688
Industrial	6.2	16,653,612
Technology	0.3	802,150
Utilities	5.0	13,553,939
Money Market Fund	1.4	3,825,384
	100.0%	$269,423,328

The summary of inputs used to value the Fund’s investments as of October 31, 2018 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Corporate Bonds*	$—	$248,887,256	$—	$248,887,256
Government Obligations*	—	16,710,688	—	16,710,688
Money Market Fund	3,825,384	—	—	3,825,384
Repurchase Agreements	—	18,677,487	—	18,677,487
Total	$3,825,384	$284,275,431	$—	$288,100,815

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2018.

See Notes to Financial Statements

24

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2018 (unaudited)

Principal Amount		Value

CORPORATE BONDS: 98.1%
Bermuda: 1.8%
$2,240,000	Weatherford Bermuda Ltd. 9.88%, 03/01/39 †	$1,680,000
	Weatherford International Ltd.
6,063,000	4.50%, 01/15/22 (c) †	4,577,565
3,483,000	5.13%, 09/15/20	3,065,040
3,194,000	5.95%, 10/17/41 (c)	2,076,100
4,075,000	6.50%, 08/01/36	2,730,250
4,649,000	6.75%, 09/15/40	3,161,320
4,035,000	7.00%, 03/15/38 †	2,743,800
		20,034,075
Canada: 3.2%
	Bombardier, Inc.
200,000	6.00%, 11/30/18 (c) Reg S	197,250
2,125,000	7.45%, 05/01/34 144A	2,071,875
9,275,000	Enbridge, Inc. 5.50% (ICE LIBOR USD 3 Month+3.42%), 07/15/27 (c)	8,268,099
	Teck Resources Ltd.
3,685,000	5.20%, 09/01/41 (c)	3,288,863
3,471,000	5.40%, 08/01/42 (c)	3,175,965
4,574,000	6.00%, 02/15/40 (c)	4,493,955
5,637,000	6.13%, 10/01/35	5,735,647
7,355,000	6.25%, 01/15/41 (c)	7,373,387
		34,605,041
Cayman Islands: 3.8%
	Noble Holding International Ltd.
4,688,000	5.25%, 03/15/42	3,281,600
3,754,000	6.05%, 03/01/41	2,759,190
3,668,000	6.20%, 08/01/40	2,686,810
4,145,000	7.95%, 01/01/25 (c) †	3,792,675
3,638,000	8.95%, 10/01/44 (c) †	3,428,815
	Transocean, Inc.
3,802,000	5.80%, 07/15/22 (c)	3,706,950
2,676,000	6.50%, 11/15/20 †	2,759,625
9,224,000	6.80%, 03/15/38	7,459,910
5,568,000	7.50%, 04/15/31	5,178,240
2,992,000	8.38%, 12/15/21	3,212,660
2,740,000	9.35%, 12/15/41	2,740,000
		41,006,475
Finland: 0.8%
4,655,000	Nokia OYJ 6.63%, 05/15/39	4,876,112
2,800,000	Stora Enso OYJ 7.25%, 04/15/36 144A	3,332,000
		8,208,112
Germany: 2.3%
	Deutsche Bank AG
13,813,000	4.30% (USD Swap Semi 30/360 5 Year+2.25%), 05/24/23 (c)	12,465,199
13,921,000	4.50%, 04/01/25 †	12,771,466
		25,236,665
Ireland: 0.3%
2,736,000	Smurfit Kappa Treasury Funding Ltd. 7.50%, 11/20/25	3,180,600
Principal Amount		Value

Italy: 1.5%
$18,483,000	Intesa Sanpaolo SpA 5.02%, 06/26/24 144A	$16,315,403
Luxembourg: 3.3%
	Telecom Italia Capital
9,293,000	6.00%, 09/30/34	8,433,397
9,193,000	6.38%, 11/15/33	8,457,560
9,270,000	7.20%, 07/18/36	9,143,835
9,266,000	7.72%, 06/04/38	9,428,155
		35,462,947
Sweden: 0.8%
9,321,000	Ericsson LM 4.13%, 05/15/22	9,161,051
United Kingdom: 5.6%
5,331,000	Barclays Bank Plc 6.28% (ICE LIBOR USD 3 Month+1.55%), 12/15/34 (c)	5,374,314
	Ensco Plc
5,814,000	4.50%, 07/01/24 (c)	4,745,677
6,128,000	5.20%, 12/15/24 (c) †	5,047,940
9,258,000	5.75%, 04/01/44 (c)	6,515,317
	Lloyds Banking Group Plc
3,410,000	6.41% (ICE LIBOR USD 3 Month+1.50%), 10/01/35 (c) 144A	3,418,525
4,064,000	6.66% (ICE LIBOR USD 3 Month+1.27%), 05/21/37 (c) 144A	4,127,480
7,032,000	Royal Bank of Scotland Group Plc 7.65% (ICE LIBOR USD 3 Month+2.50%), 09/30/31 (c)	8,807,580
3,702,000	Signet UK Finance Plc 4.70%, 03/15/24 (c) †	3,479,656
6,895,000	Standard Chartered Plc 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/30/37 (c) † 144A	7,164,457
7,902,000	Tesco Plc 6.15%, 11/15/37 144A	8,384,773
4,089,000	Virgin Media Secured Finance Plc 5.25%, 01/15/21	4,150,335
		61,216,054
United States: 74.7%
	ADT Corp.
9,192,000	3.50%, 07/15/22	8,560,050
6,512,000	4.13%, 06/15/23	6,056,160
	Allegheny Technologies, Inc.
4,607,000	5.95%, 10/15/20 (c)	4,641,552
4,643,000	7.88%, 05/15/23 (c)	4,915,776
4,742,000	Ally Financial, Inc. 8.00%, 11/01/31	5,714,110
	Arconic, Inc.
11,611,000	5.40%, 01/15/21 (c)	11,770,651
5,870,000	5.87%, 02/23/22	5,967,031
5,814,000	5.90%, 02/01/27	5,770,395
5,807,000	5.95%, 02/01/37	5,629,161
9,242,000	6.15%, 08/15/20	9,519,260
2,747,000	6.75%, 01/15/28	2,705,795

See Notes to Financial Statements

25

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

United States: (continued)
	Avon Products, Inc.
$3,799,000	6.60%, 03/15/20	$3,799,000
4,536,000	7.00%, 03/15/23	3,986,010
	Bed Bath & Beyond, Inc.
2,750,000	3.75%, 05/01/24 (c)	2,406,934
2,600,000	4.92%, 02/01/34 (c)	1,855,913
7,952,000	5.17%, 02/01/44 (c)	5,490,425
	Carpenter Technology Corp.
2,808,000	4.45%, 12/01/22 (c)	2,756,689
2,313,000	5.20%, 04/15/21 (c)	2,351,078
	CBL & Associates LP
2,631,000	4.60%, 07/15/24 (c) †	2,098,223
4,250,000	5.25%, 09/01/23 (c) †	3,580,625
5,795,000	5.95%, 09/15/26 (c) †	4,839,868
4,653,000	CDK Global, Inc. 5.00%, 07/15/24 (c)	4,605,074
	CenturyLink, Inc.
100,000	6.15%, 09/15/19	101,500
3,833,000	6.88%, 01/15/28	3,641,350
7,305,000	7.60%, 09/15/39	6,282,300
	CF Industries Holdings, Inc.
6,997,000	3.45%, 06/01/23	6,673,389
6,879,000	4.95%, 06/01/43	5,890,144
7,063,000	5.15%, 03/15/34	6,515,617
6,864,000	5.38%, 03/15/44	6,066,060
2,355,000	Choice Hotels International, Inc. 5.70%, 08/28/20	2,446,256
2,722,000	Cliffs Natural Resources, Inc. 6.25%, 10/01/40	2,245,650
	Continental Resources, Inc.
9,313,000	3.80%, 03/01/24 (c)	9,007,647
6,500,000	4.90%, 12/01/43 (c)	6,072,432
3,274,000	Crown Cork & Seal Co., Inc. 7.38%, 12/15/26	3,519,550
	DCP Midstream Operating LP
4,673,000	3.88%, 12/15/22 (c)	4,509,445
4,639,000	4.75%, 06/30/21 (c) 144A	4,662,195
3,200,000	4.95%, 01/01/22 (c)	3,224,000
5,629,000	5.35%, 03/15/20 144A	5,706,399
3,684,000	5.60%, 10/01/43 (c)	3,347,835
2,805,000	6.45%, 11/03/36 144A	2,906,681
4,176,000	6.75%, 09/15/37 144A	4,363,920
2,823,000	8.13%, 08/16/30	3,299,381
	Dell, Inc.
3,753,000	4.63%, 04/01/21 †	3,774,411
2,446,000	5.40%, 09/10/40	2,097,445
3,499,000	6.50%, 04/15/38	3,315,303
2,720,000	7.10%, 04/15/28 †	2,886,600
	Diamond Offshore Drilling, Inc.
2,326,000	3.45%, 08/01/23 (c)	2,000,872
6,871,000	4.88%, 05/01/43 (c)	4,706,635
4,663,000	5.70%, 10/15/39	3,392,333
9,220,000	Dresdner Funding Trust I 8.15%, 06/30/29 (c) 144A	11,479,416
	Dun & Bradstreet Corp.
2,775,000	4.25%, 05/15/20 (c)	2,801,348
2,818,000	4.63%, 09/01/22 (c)	2,848,573
Principal Amount		Value

United States: (continued)
	Edgewell Personal Care
$5,594,000	4.70%, 05/19/21	$5,614,977
4,587,000	4.70%, 05/24/22	4,478,059
13,803,000	Embarq Corp. 8.00%, 06/01/36	13,216,372
	EMC Corporation
18,558,000	2.65%, 06/01/20	18,085,473
9,397,000	3.38%, 03/01/23 (c)	8,756,145
3,677,000	Energen Corp. 4.63%, 06/01/21 (c)	3,686,193
	EnLink Midstream Partners LP
7,015,000	4.15%, 03/01/25 (c)	6,530,367
5,050,000	4.40%, 01/01/24 (c)	4,841,263
4,125,000	5.05%, 10/01/44 (c)	3,274,070
3,275,000	5.60%, 10/01/43 (c)	2,794,319
	Freeport-McMoRan, Inc.
9,241,000	3.10%, 03/15/20	9,113,936
17,594,000	3.55%, 12/01/21 (c)	16,692,307
17,830,000	3.88%, 12/15/22 (c)	16,537,325
5,508,000	4.00%, 11/14/21	5,384,070
7,979,000	4.55%, 08/14/24 (c) †	7,410,496
6,897,000	5.40%, 05/14/34 (c)	6,069,360
17,192,000	5.45%, 09/15/42 (c)	14,656,180
8,801,000	Frontier Communications Corp. 9.00%, 08/15/31 †	5,456,620
2,773,000	Frontier Florida LLC 6.86%, 02/01/28	2,455,492
	Genworth Holdings, Inc.
40,000	4.80%, 02/15/24	34,800
3,694,000	4.80%, 02/15/24	3,213,780
3,700,000	4.90%, 08/15/23	3,274,500
2,731,000	6.50%, 06/15/34 †	2,307,695
3,492,000	7.20%, 02/15/21	3,557,475
6,466,000	7.63%, 09/24/21	6,611,485
3,688,000	7.70%, 06/15/20	3,808,966
2,794,000	Global Marine, Inc. 7.00%, 06/01/28 †	2,759,075
10,815,000	Goldman Sachs Capital I 6.35%, 02/15/34	12,145,421
2,775,000	H.B. Fuller Co. 4.00%, 11/15/26 (c)	2,407,313
2,715,000	HCA, Inc. 7.69%, 06/15/25	2,979,713
2,305,000	IFM US Colonial Pipeline 2 LLC 6.45%, 02/01/21 (c) 144A	2,419,208
	Ingram Micro, Inc.
2,807,000	5.00%, 02/10/22 (c)	2,777,302
4,643,000	5.45%, 09/15/24 (c)	4,532,401
1,500,000	Invista Finance LLC 4.25%, 10/15/19 144A	1,510,650
	JC Penney Corp., Inc.
3,506,000	6.38%, 10/15/36	1,358,575
2,858,000	7.40%, 04/01/37 (p) †	1,157,490
4,646,000	7.63%, 03/01/97 †	1,695,790
	L Brands, Inc.
3,238,000	6.95%, 03/01/33	2,567,734
2,795,000	7.60%, 07/15/37	2,236,000

See Notes to Financial Statements

26

Principal Amount		Value

United States: (continued)
$4,201,000	Leidos Holdings, Inc. 4.45%, 09/01/20 (c)	$4,192,598
2,470,000	Leonardo US Holdings, Inc. 6.25%, 01/15/40 144A	2,445,300
3,160,000	Lexmark International, Inc. 7.13%, 03/15/20 †	2,780,800
	Mack-Cali Realty LP
2,518,000	3.15%, 02/15/23 (c)	2,224,111
2,796,000	4.50%, 01/18/22 (c)	2,697,372
3,710,000	Magellan Health, Inc. 4.40%, 07/22/24 (c)	3,559,793
	Mattel, Inc.
3,279,000	2.35%, 07/15/21 (c)	2,959,298
2,256,000	3.15%, 12/15/22 (c) †	1,931,136
2,345,000	4.35%, 10/01/20	2,332,548
2,818,000	5.45%, 05/01/41 (c)	2,268,490
2,301,000	6.20%, 10/01/40	1,886,820
2,451,000	MBIA, Inc. 6.40%, 12/03/18 (c)	2,411,171
2,472,000	McClatchy Co. 6.88%, 03/15/29 †	3,154,890
	MDC Holdings, Inc.
2,279,000	5.50%, 10/15/23 (c)	2,233,420
2,376,000	5.63%, 02/01/20	2,411,640
4,676,000	6.00%, 10/15/42 (c)	3,764,180
	Murphy Oil Corp.
4,649,000	4.00%, 03/01/22 (c)	4,493,221
5,606,000	4.45%, 09/01/22 (c)	5,472,450
3,238,000	5.88%, 06/01/42 (c)	2,913,560
2,310,000	7.05%, 05/01/29	2,485,620
	Nabors Industries, Inc.
6,485,000	4.63%, 09/15/21	6,273,779
6,502,000	5.00%, 09/15/20	6,498,122
3,235,000	5.10%, 06/15/23 (c) †	3,002,878
	New Albertsons, Inc.
5,889,000	7.45%, 08/01/29	4,976,205
3,837,000	8.00%, 05/01/31	3,299,820
4,633,000	NGPL Pipeco LLC 7.77%, 12/15/37 144A	5,443,775
	NuStar Logistics, LP
2,316,000	4.75%, 11/01/21 (c)	2,295,735
4,259,000	4.80%, 09/01/20	4,259,000
	Oceaneering International, Inc.
4,665,000	4.65%, 08/15/24 (c)	4,337,441
2,800,000	6.00%, 11/01/27 (c)	2,734,736
	Owens & Minor, Inc.
2,500,000	3.88%, 09/15/21	2,325,000
2,605,000	4.38%, 09/15/24 (c)	2,210,994
2,566,000	Pactiv LLC 7.95%, 12/15/25	2,681,470
	Pitney Bowes, Inc.
2,779,000	3.88%, 09/15/20	2,754,684
5,514,000	3.88%, 09/01/21 (c)	5,265,870
3,718,000	4.38%, 04/15/22 (c)	3,392,675
4,640,000	4.63%, 12/15/23 (c) †	4,100,136
3,728,000	4.95%, 03/01/23 (c)	3,331,900
Principal Amount		Value

United States: (continued)
	PulteGroup, Inc.
$2,734,000	6.00%, 02/15/35	$2,487,940
3,729,000	6.38%, 05/15/33	3,477,293
2,802,000	7.88%, 06/15/32	2,984,130
	Qwest Capital Funding, Inc.
3,246,000	6.88%, 07/15/28	2,921,400
3,252,000	7.75%, 02/15/31	2,943,060
	Qwest Corp.
8,952,000	6.75%, 12/01/21	9,365,839
7,755,000	6.88%, 12/03/18 (c)	7,522,093
2,342,000	7.13%, 12/03/18 (c)	2,272,963
2,250,000	7.25%, 09/15/25	2,401,892
3,661,000	RBS Capital Trust II 6.43% (ICE LIBOR USD 3 Month+1.94%), 01/03/34 (c)	4,388,624
2,694,000	Rite Aid Corp. 7.70%, 02/15/27	1,899,270
650,000	Rockies Express Pipeline 7.50%, 07/15/38 144A	747,500
	Rowan Cos, Inc.
3,644,000	4.75%, 10/15/23 (c)	3,179,390
5,809,000	4.88%, 03/01/22 (c)	5,583,901
3,637,000	5.40%, 06/01/42 (c)	2,609,548
3,686,000	5.85%, 07/15/43 (c)	2,746,070
	Safeway, Inc.
300,000	5.00%, 08/15/19	303,000
5,252,000	7.25%, 02/01/31 †	5,212,610
	SCANA Corporation
2,349,000	4.13%, 11/01/21 (c)	2,318,513
2,818,000	4.75%, 02/15/21 (c) †	2,836,006
2,275,000	6.25%, 04/01/20	2,331,851
	Sealed Air Corp.
1,351,000	4.88%, 09/01/22 (c) 144A	1,342,556
2,900,000	6.88%, 07/15/33 144A	3,001,500
	SLM Corp.
5,516,000	5.63%, 08/01/33	4,513,081
13,861,000	8.00%, 03/25/20	14,502,071
	Southwestern Energy Co.
9,289,000	4.10%, 12/15/21 (c) †	9,196,110
9,233,000	6.20%, 10/23/24 (c)	9,013,716
	Sprint Capital Corp.
22,853,000	6.88%, 11/15/28	22,510,205
18,528,000	8.75%, 03/15/32	20,197,373
	Symantec Corp.
3,715,000	3.95%, 03/15/22 (c)	3,602,881
7,016,000	4.20%, 09/15/20	7,014,513
5,325,000	Talen Energy Supply LLC 4.60%, 09/15/21 (c) †	5,018,812
3,972,000	Tenet Healthcare Corp. 6.88%, 11/15/31	3,535,080
2,343,000	Toll Brothers Finance Corp. 6.75%, 11/01/19	2,404,504
5,566,000	Under Armour, Inc. 3.25%, 03/15/26 (c)	4,906,291
5,034,000	United States Cellular Corp. 6.70%, 12/15/33	5,140,972
3,247,000	United States Steel Corp. 6.65%, 06/01/37	2,768,068

See Notes to Financial Statements

27

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

United States: (continued)
$2,340,000	Weatherford International LLC 6.80%, 06/15/37	$1,585,350
	Wyndham Destinations, Inc.
3,802,000	3.90%, 12/01/22 (c)	3,535,860
6,039,000	4.25%, 12/01/21 (c)	5,843,940
2,763,000	5.40%, 02/01/24 (c)	2,673,203
3,745,000	5.75%, 01/01/27 (c)	3,487,531
3,181,000	6.35%, 07/01/25 (c) †	3,181,000
2,807,000	XPO CNW, Inc. 6.70%, 05/01/34	2,822,074
	Yum! Brands, Inc.
3,109,000	3.75%, 08/01/21 (c)	3,050,706
3,123,000	3.88%, 08/01/20 (c)	3,111,289
3,013,000	3.88%, 08/01/23 (c) †	2,858,584
290,000	5.30%, 09/15/19	293,263
2,515,000	5.35%, 05/01/43 (c)	2,200,625
2,978,000	6.88%, 11/15/37	3,007,780
		811,867,333
Total Corporate Bonds (Cost: $1,110,108,533)		1,066,293,756

Number of Shares

MONEY MARKET FUND: 0.3% (Cost: $3,011,976)
3,011,976	Dreyfus Government Cash Management Fund — Institutional Shares	3,011,976
Total Investments Before Collateral for Securities Loaned: 98.4% (Cost: $1,113,120,509)		1,069,305,732

Principal Amount

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 7.6%
Repurchase Agreements: 7.6%
$19,699,570	Repurchase agreement dated 10/31/18 with Citigroup Global Markets, Inc., 2.22%, due 11/1/18, proceeds $19,700,785; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 10/1/19 to 9/9/49, valued at $20,093,561 including accrued interest)	19,699,570
Principal Amount		Value

Repurchase Agreements: (continued)
$19,699,570	Repurchase agreement dated 10/31/18 with HSBC Securities USA, Inc., 2.21%, due 11/1/18, proceeds $19,700,779; (collateralized by various U.S. government and agency obligations, 2.50% to 5.00%, due 7/1/23 to 1/1/57, valued at $20,093,561 including accrued interest)	$19,699,570
4,142,215	Repurchase agreement dated 10/31/18 with J.P. Morgan Securities LLC, 2.19%, due 11/1/18, proceeds $4,142,467; (collateralized by various U.S. government and agency obligations, 0.00% to 3.13%, due 11/30/18 to 9/9/49, valued at $4,225,059 including accrued interest)	4,142,215
19,699,570	Repurchase agreement dated 10/31/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.22%, due 11/1/18, proceeds $19,700,785; (collateralized by various U.S. government and agency obligations, 2.50% to 4.50%, due 3/1/32 to 11/1/48, valued at $20,093,561 including accrued interest)	19,699,570
19,699,570	Repurchase agreement dated 10/31/18 with Nomura Securities International, Inc., 2.21%, due 11/1/18, proceeds $19,700,779; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 11/8/18 to 9/20/68, valued at $20,093,561 including accrued interest)	19,699,570
Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: $82,940,495)		82,940,495
Total Investments: 106.0% (Cost: $1,196,061,004)		1,152,246,227
Liabilities in excess of other assets: (6.0)%		(65,082,314)
NET ASSETS: 100.0%		$1,087,163,913

See Notes to Financial Statements

28

Footnotes:
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer.
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor.
†	Security fully or partially on loan. Total market value of securities on loan is $80,126,240.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $90,843,613, or 8.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	18.2%	$195,037,720
Communications	16.3	173,852,160
Consumer, Cyclical	9.9	105,672,189
Consumer, Non-cyclical	4.8	50,912,183
Energy	23.7	253,993,755
Financial	15.3	163,847,218
Industrial	3.3	35,484,314
Technology	7.0	74,989,035
Utilities	1.2	12,505,182
Money Market Fund	0.3	3,011,976
	100.0%	$1,069,305,732

The summary of inputs used to value the Fund’s investments as of October 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$1,066,293,756	$—	$1,066,293,756
Money Market Fund	3,011,976	—	—	3,011,976
Repurchase Agreements	—	82,940,495	—	82,940,495
Total	$3,011,976	$1,149,234,251	$—	$1,152,246,227

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2018.

See Notes to Financial Statements

29

VANECK VECTORS GREEN BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2018 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 64.4%
Australia: 1.6%
AUD	30,000	Commonwealth Bank of Australia 3.25%, 03/31/22	$21,514
		National Australia Bank Ltd.
EUR	100,000	0.35%, 09/07/22 Reg S	112,888
USD	75,000	3.63%, 06/20/23	74,437
AUD	60,000	4.00%, 12/16/21	44,024
	200,000	Westpac Banking Corp. 3.10%, 06/03/21 Reg S	143,026
			395,889
Austria: 0.9%
USD	100,000	Suzano Austria GmbH 5.75%, 07/14/26 144A	102,150
EUR	100,000	Verbund AG 1.50%, 11/20/24 Reg S	118,723
			220,873
Brazil: 0.8%
USD	100,000	Banco Nacional de Desenvolvimento Econômico e Social 4.75%, 05/09/24 Reg S	97,501
EUR	100,000	BRF SA 2.75%, 06/03/22 Reg S	110,617
			208,118
British Virgin Islands: 0.3%
USD	98,300	Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/26 (c) 144A	88,566
Canada: 1.6%
CAD	250,000	CPPIB Capital, Inc. 3.00%, 06/15/28 Reg S	188,073
	100,000	Ontario Power Generation, Inc. 3.84%, 12/22/47 (c)	71,971
USD	150,000	Toronto-Dominion Bank 1.85%, 09/11/20	146,415
			406,459
Cayman Islands: 1.6%
	100,000	Fibria Overseas Finance Ltd. 5.50%, 01/17/27	100,226
	200,000	MTR Corp. CI Ltd. 2.50%, 11/02/26 Reg S	180,205
EUR	100,000	Three Gorges Finance II Cayman Islands Ltd. 1.30%, 06/21/24 Reg S	112,708
			393,139
Chile: 0.4%
USD	100,000	Inversiones CMPC SA 4.38%, 04/04/27 144A	96,437
China / Hong Kong: 3.2%
	200,000	Agricultural Bank of China Ltd. 2.75%, 10/20/20 Reg S	196,456
		Bank of China Ltd.
EUR	100,000	0.75%, 07/12/21 Reg S	113,561
USD	200,000	2.25%, 07/12/21 Reg S	191,935

Principal Amount			Value

China / Hong Kong: (continued)
		China Development Bank
EUR	100,000	0.38%, 11/16/21 Reg S	$113,043
USD	200,000	2.75%, 11/16/22 Reg S	192,933
			807,928
Costa Rica: 0.2%
	50,000	Banco Nacional de Costa Rica 5.88%, 04/25/21 144A	48,031
Denmark: 0.6%
EUR	140,000	Orsted A/S 1.50%, 08/26/29 (c) Reg S	158,416
Finland: 0.4%
	100,000	Nordea Bank Abp 0.30%, 06/30/22 Reg S	113,301
France: 9.6%
	100,000	BNP Paribas 0.50%, 06/01/22 Reg S	114,070
	100,000	Covivio 1.88%, 02/20/26 (c) Reg S	113,790
		Electricite de France SA
	200,000	1.00%, 07/13/26 (c) Reg S	221,143
	100,000	2.25%, 04/27/21 Reg S	119,634
USD	250,000	3.63%, 07/13/25 (c) 144A	238,943
		Engie SA
EUR	100,000	0.38%, 11/28/22 (c) Reg S	113,180
	100,000	1.38%, 05/19/20 Reg S	116,041
	200,000	1.38%, 11/28/28 (c) Reg S	224,855
	100,000	1.50%, 12/27/27 (c) Reg S	115,543
	200,000	2.38%, 05/19/26 Reg S	248,535
	100,000	HSBC France SA 0.63%, 12/03/20	114,952
	100,000	ICADE 1.50%, 06/13/27 (c) Reg S	109,894
		SNCF Reseau EPIC
	100,000	1.00%, 11/09/31 Reg S	110,766
	200,000	1.88%, 03/30/34 Reg S	242,806
	100,000	Societe Generale SA 0.75%, 11/25/20 Reg S	115,227
	100,000	Unibail-Rodamco SE 1.00%, 03/14/25 Reg S	113,562
			2,432,941
Germany: 11.5%
		Berlin Hyp AG
	100,000	0.50%, 09/26/23 Reg S	112,393
	100,000	1.13%, 10/25/27 Reg S	112,123
	100,000	1.50%, 04/18/28 Reg S	114,715
	100,000	Deutsche Kreditbank AG 0.63%, 06/08/21	114,417
		Kreditanstalt fuer Wiederaufbau
	100,000	0.05%, 05/30/24	112,521
	125,000	0.13%, 10/27/20 Reg S	143,162
	350,000	0.25%, 06/30/25	394,617
	140,000	0.38%, 07/22/19 Reg S	159,664
SEK	2,310,000	0.50%, 01/27/21	255,102
	500,000	1.38%, 02/02/28	55,281
USD	300,000	1.75%, 10/15/19	296,956
	130,000	1.88%, 11/30/20	127,078
	100,000	2.00%, 11/30/21	96,842
	100,000	2.00%, 09/29/22	95,923

See Notes to Financial Statements

30

Principal Amount			Value

Germany: (continued)
EUR	200,000	Landesbank Baden-Wuerttemberg 0.20%, 12/13/21 Reg S	$226,543
		NRW Bank
	200,000	0.50%, 09/13/27 Reg S	222,804
	100,000	0.88%, 11/10/25 Reg S	116,483
	150,000	Senvion Holding GmbH 3.88%, 05/01/19 (c) Reg S	146,474
			2,903,098
India: 0.2%
USD	50,000	Axis Bank Ltd. 2.88%, 06/01/21 144A	48,328
Italy: 1.3%
EUR	100,000	Intesa Sanpaolo SpA 0.88%, 06/27/22 Reg S	108,529
	100,000	IREN SpA 1.50%, 07/24/27 (c) Reg S	102,012
	100,000	Terna Rete Elettrica Nazionale SpA 1.00%, 07/23/23 Reg S	111,937
			322,478
Japan: 2.0%
USD	200,000	Development Bank of Japan, Inc. 2.50%, 10/18/22 Reg S	193,908
EUR	100,000	Mitsubishi UFJ Financial Group, Inc. 0.68%, 01/26/23 Reg S	113,324
	100,000	Mizuho Financial Group, Inc. 0.96%, 10/16/24 Reg S	112,961
USD	100,000	Sumitomo Mitsui Banking Corp. 2.45%, 10/20/20	98,013
			518,206
Luxembourg: 0.9%
	100,000	Klabin Finance SA 4.88%, 09/19/27 144A	90,845
EUR	125,000	Prologis International Funding II SA 1.75%, 12/15/27 (c) Reg S	139,299
			230,144
Mauritius: 0.4%
USD	100,000	Greenko Investment Co. 4.88%, 08/16/19 (c) 144A	89,625
Mexico: 2.2%
		Mexico City Airport Trust
	200,000	3.88%, 01/30/28 (c) † 144A	162,640
	150,000	4.25%, 07/31/26 (c) 144A	126,075
	350,000	5.50%, 01/31/47 (c) 144A	277,375
			566,090
Netherlands: 9.3%
EUR	150,000	ABN Amro Bank NV 0.63%, 05/31/22 Reg S	172,550
	100,000	Cooperatieve Rabobank UA 0.13%, 10/11/21 Reg S	113,513
Principal Amount			Value

Netherlands: (continued)
		Enel Finance International NV
EUR	200,000	1.00%, 09/16/24 Reg S	$220,600
	100,000	1.13%, 06/16/26 (c) Reg S	105,967
		Greenko Dutch BV
USD	100,000	4.88%, 07/24/19 (c) 144A	94,370
	50,000	5.25%, 07/24/20 (c) 144A	45,375
EUR	100,000	Iberdrola International BV 1.13%, 04/21/26 Reg S	112,486
	100,000	ING Bank NV 0.75%, 11/24/20 Reg S	115,253
	100,000	innogy Finance BV 1.25%, 07/19/27 (c) Reg S	110,580
	100,000	Naturgy Finance BV 0.88%, 02/15/25 (c) Reg S	110,097
		Nederlandse Waterschapsbank NV
SEK	300,000	0.70%, 01/25/23 Reg S	32,983
	2,000,000	1.00%, 04/11/25	218,481
EUR	250,000	1.00%, 09/03/25 Reg S	294,573
		TenneT Holding BV
	120,000	0.88%, 03/04/21 (c) Reg S	138,861
	200,000	1.75%, 03/04/27 (c) Reg S	237,987
	200,000	2.00%, 03/05/34 (c) Reg S	234,083
			2,357,759
Norway: 1.6%
	200,000	DNB Boligkreditt AS
		0.63%, 06/19/25 Reg S	226,744
	150,000	SpareBank 1 Boligkreditt AS 0.50%, 01/30/25 Reg S	169,285
			396,029
South Korea: 0.8%
USD	100,000	Hyundai Capital Services, Inc. 2.88%, 03/16/21 144A	97,733
	100,000	Korea Hydro & Nuclear Power Co Ltd. 3.75%, 07/25/23 144A	99,314
			197,047
Spain: 4.9%
EUR	100,000	ACS Servicios Comunicaciones y Energia SL 1.88%, 01/20/26 (c) Reg S	107,928
		Adif - Alta Velocidad
	100,000	0.80%, 07/05/23 Reg S	113,536
	100,000	1.25%, 05/04/26 Reg S	112,015
	200,000	Banco Bilbao Vizcaya Argentaria SA 1.38%, 05/14/25 Reg S	221,103
		Iberdrola Finanzas SA
	200,000	1.00%, 12/07/23 (c) Reg S	229,859
	300,000	1.00%, 12/07/24 (c) Reg S	340,396
	100,000	1.25%, 09/13/27 Reg S	111,583
			1,236,420

See Notes to Financial Statements

31

VANECK VECTORS GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Sweden: 0.9%
EUR	100,000	Skandinaviska Enskilda Banken AB 0.30%, 02/17/22 Reg S	$113,599
	100,000	Swedbank AB 0.25%, 11/07/22 Reg S	112,533
			226,132
United Kingdom: 1.4%
GBP	100,000	Anglian Water Services Financing Plc 1.63%, 05/10/25 (c) Reg S	123,887
EUR	100,000	Barclays Plc 0.63% (EUR Swap Annual 1 Year+.50%), 11/14/22 (c) Reg S	109,727
	100,000	SSE Plc 0.88%, 06/06/25 (c) Reg S	110,747
			344,361
United States: 5.8%
		Apple, Inc.
USD	200,000	2.85%, 12/23/22 (c)	195,163
	100,000	3.00%, 03/20/27 (c)	93,697
	50,000	Avangrid, Inc. 3.15%, 10/01/24 (c)	47,349
	100,000	Bank of America Corp. 2.15%, 11/09/19 (c)	97,602
	100,000	Digital Realty Trust LP 3.95%, 05/01/22 (c)	100,707
	80,000	Kaiser Foundation Hospitals 3.15%, 02/01/27 (c)	75,732
		MidAmerican Energy Co.
	100,000	3.10%, 02/01/27 (c)	94,845
	100,000	3.65%, 02/01/48 (c)	88,949
	50,000	Morgan Stanley 2.20%, 12/07/18	49,990
	100,000	Public Service Co of Colorado 3.70%, 12/15/27 (c)	99,513
	50,000	Regency Centers LP 3.75%, 03/15/24 (c)	48,913
		Southern Power Co.
EUR	100,000	1.00%, 06/20/22	114,782
USD	100,000	1.95%, 12/15/19	98,473
	100,000	4.15%, 09/01/25 (c)	97,991
	50,000	TerraForm Power Operating LLC 6.63%, 06/15/20 (c) (s) † 144A	52,313
EUR	100,000	Toyota Motor Credit Corp. 07/21/21 Reg S	113,098
			1,469,117
Total Corporate Bonds (Cost: $16,907,670)			16,274,932
GOVERNMENT OBLIGATIONS: 35.0%
Australia: 0.3%
AUD	100,000	Queensland Treasury Corp. 3.00%, 03/22/24 Reg S 144A	72,323
Principal Amount			Value

Canada: 1.7%
USD	100,000	Export Development Canada 1.63%, 06/01/20	$97,916
		Province of Ontario Canada
CAD	165,000	1.95%, 01/27/23	121,611
	100,000	2.65%, 02/05/25	75,006
	170,000	Province of Quebec Canada 1.65%, 03/03/22	125,465
			419,998
Denmark: 0.9%
EUR	200,000	Kommunekredit 0.75%, 07/05/28 Reg S	224,613
Finland: 0.2%
USD	50,000	Municipality Finance Plc 1.38%, 09/21/21 144A	47,603
France: 10.3%
EUR	100,000	Caisse des dépôts et consignations 0.20%, 03/01/22 Reg S	114,857
	100,000	City of Paris France 1.75%, 05/25/31 Reg S	120,630
	100,000	French Development Agency 1.38%, 09/17/24 Reg S	119,998
	1,755,000	French Republic Government Bond OAT 1.75%, 06/25/39 Reg S 144A	2,126,629
	100,000	Region of Ile de France 2.38%, 04/24/26 Reg S	128,584
			2,610,698
Lithuania: 0.5%
	100,000	Lietuvos Energija UAB 2.00%, 07/14/27 Reg S	114,580
Mexico: 0.2%
USD	50,000	Nacional Financiera SNC 3.38%, 11/05/20 144A	48,988
Norway: 0.7%
	200,000	Kommunalbanken AS 2.13%, 02/11/25 144A	187,127
Poland: 0.7%
		Republic of Poland Government International Bond
EUR	55,000	0.50%, 12/20/21 Reg S	63,149
	100,000	1.13%, 08/07/26 Reg S	114,640
			177,789
South Korea: 0.2%
USD	50,000	Export-Import Bank of Korea 2.13%, 02/11/21	48,614
Supranational: 17.0%
SEK	1,000,000	African Development Bank 0.38%, 06/01/22 Reg S	109,347
		Asian Development Bank
USD	200,000	1.00%, 08/16/19	197,209
	150,000	1.88%, 08/10/22	143,490
	100,000	2.38%, 08/10/27	92,961

See Notes to Financial Statements

32

Principal Amount			Value

Supranational: (continued)
USD	100,000	European Bank for Reconstruction & Development 0.88%, 07/22/19	$98,705
		European Investment Bank
SEK	700,000	0.50%, 07/19/22 Reg S	76,956
EUR	200,000	0.50%, 11/15/23 Reg S	231,083
	100,000	0.50%, 11/13/37	97,820
CAD	100,000	1.13%, 09/16/21 144A	73,138
	100,000	1.25%, 11/05/20 144A	74,298
EUR	450,000	1.25%, 11/13/26 Reg S	539,433
	250,000	1.38%, 11/15/19	288,788
	50,000	1.50%, 11/15/47	56,348
USD	200,000	2.13%, 04/13/26	185,507
GBP	315,000	2.25%, 03/07/20 Reg S	409,776
CAD	50,000	2.38%, 01/18/23 144A	37,495
USD	100,000	2.38%, 05/24/27	93,207
	200,000	2.50%, 10/15/24	192,509
AUD	180,000	2.70%, 01/12/23 Reg S	128,000
SEK	400,000	2.75%, 11/13/23 Reg S	48,423
AUD	100,000	3.30%, 02/03/28	71,927
USD	230,000	International Bank for Reconstruction and Development 2.13%, 03/03/25	216,581
		International Finance Corp.
	280,000	2.00%, 10/24/22	268,665
	120,000	2.13%, 04/07/26	111,722
		Nordic Investment Bank
EUR	125,000	0.13%, 06/10/24 Reg S	141,237
SEK	1,000,000	0.16%, 04/23/20	110,100
	400,000	0.63%, 01/20/21 Reg S	44,409
USD	150,000	2.25%, 09/30/21 †	146,452
			4,285,586
Sweden: 1.5%
	300,000	Kommuninvest I Sverige AB 1.88%, 06/01/21 144A	291,228
	100,000	Svensk Exportkredit AB 1.88%, 06/23/20	98,125
			389,353
Switzerland: 0.3%
CHF	75,000	Canton of Geneva 0.25%, 11/29/27 Reg S	73,796
United Kingdom: 0.5%
GBP	100,000	Transport for London 2.13%, 04/24/25 Reg S	130,213
Total Government Obligations (Cost: $9,016,497)			8,831,281
Number of Shares			Value

MONEY MARKET FUND: 0.1% (Cost: $27,079)
	27,079	Dreyfus Government Cash Management Fund — Institutional Shares	$27,079
Total Investments Before Collateral for Securities Loaned: 99.5% (Cost: $25,951,246)			25,133,292

Principal Amount

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.5% (Cost: $372,947)
Repurchase Agreements: 1.5%
USD	372,947	Repurchase agreement dated 10/31/18 with Daiwa Capital Markets America, Inc., 2.21%, due 11/1/18, proceeds $372,970; (collateralized by various U.S. government and agency obligations, 0.00% to 3.38%, due 2/15/19 to 9/9/49, valued at $380,406 including accrued interest)	$372,947
Total Investments: 101.0% (Cost: $26,324,193)			25,506,239
Liabilities in excess of other assets: (1.0)%			(242,021)
NET ASSETS: 100.0%			$25,264,218

See Notes to Financial Statements

33

VANECK VECTORS GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
SEK	Swedish Krona
USD	United States Dollar
Footnotes:
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(s)	Step Bond — The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule.
†	Security fully or partially on loan. Total market value of securities on loan is $361,404.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $4,716,949, or 18.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	1.6%	$389,658
Consumer, Cyclical	0.8	210,831
Consumer, Non-cyclical	3.0	765,472
Energy	1.2	304,766
Financial	32.8	8,247,175
Government	35.1	8,831,281
Industrial	3.6	892,769
Technology	1.2	288,860
Utilities	20.6	5,175,401
Money Market Fund	0.1	27,079
	100.0%	$25,133,292

The summary of inputs used to value the Fund’s investments as of October 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$16,274,932	$—	$16,274,932
Government Obligations*	—	8,831,281	—	8,831,281
Money Market Fund	27,079	—	—	27,079
Repurchase Agreements	—	372,947	—	372,947
Total	$27,079	$25,479,160	$—	$25,506,239

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2018.

See Notes to Financial Statements

34

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2018 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 96.5%
Argentina: 1.4%
USD	130,000	Arcor SAIC 6.00%, 07/06/20 (c) 144A	$127,725
	150,000	Cablevision SA 6.50%, 06/15/19 (c) 144A	147,375
	100,000	Genneia SA 8.75%, 01/20/20 (c) 144A	93,626
		Pampa Energia SA
	50,000	7.38%, 07/21/20 (c) 144A	46,435
	200,000	7.50%, 01/24/22 (c) 144A	175,500
	150,000	Pan American Energy LLC 7.88%, 05/07/21 Reg S	153,570
	200,000	Rio Energy SA / UGEN SA / UENSA SA 6.88%, 02/01/22 (c) 144A	158,000
	150,000	Transportadora de Gas del Sur SA 6.75%, 05/02/22 (c) 144A	141,377
		YPF SA
	170,000	6.95%, 07/21/27 144A	144,322
	100,000	8.50%, 03/23/21 144A	101,325
	530,000	8.50%, 07/28/25 144A	504,030
			1,793,285
Australia: 0.3%
	300,000	FMG Resources 5.13%, 02/15/24 (c) † 144A	286,125
	150,000	Virgin Australia Holdings Ltd. 7.88%, 10/15/21 144A	148,500
			434,625
Austria: 0.9%
	400,000	JBS Investments GmbH 7.25%, 04/03/19 (c) 144A	405,000
	380,000	JBS USA LUX SA / JBS USA Finance, Inc. 7.25%, 12/03/18 (c) 144A	386,175
EUR	100,000	Raiffeisenlandesbank Niederoesterreich-Wien AG 5.88%, 11/27/23 Reg S	129,259
	100,000	Sappi Papier Holding GmbH 3.38%, 11/30/18 (c) Reg S	115,306
	100,000	Wienerberger AG 5.00% (EUR Swap Annual 5 Year+5.95%), 02/09/21 (c)	119,720
			1,155,460
Azerbaijan: 0.1%
USD	170,000	International Bank of Azerbaijan OJSC 3.50%, 09/01/24 Reg S	151,300
Belgium: 0.2%
EUR	100,000	Barry Callebaut Services NV 5.63%, 06/15/21 Reg S	128,618
	100,000	Ethias SA 5.00%, 01/14/26 Reg S	125,742
			254,360
Principal Amount			Value

Bermuda: 0.8%
USD	300,000	China Oil & Gas Group Ltd. 4.63%, 04/20/20 (c) † Reg S	$285,265
		Digicel Group Ltd.
	400,000	7.13%, 12/03/18 (c) 144A	251,000
	100,000	8.25%, 12/03/18 (c) 144A	71,875
	300,000	Digicel Ltd. 6.00%, 12/03/18 (c) † 144A	273,375
	200,000	Inkia Energy Ltd. 5.88%, 11/09/22 (c) 144A	189,702
			1,071,217
Brazil: 4.2%
	100,000	B3 SA - Brasil Bolsa Balcao 5.50%, 07/16/20 144A	102,251
		Banco Bradesco SA
	100,000	5.75%, 03/01/22 144A	103,100
	350,000	5.90%, 01/16/21 † 144A	360,220
	280,000	Banco BTG Pactual SA 5.75%, 09/28/22 Reg S	268,803
		Banco do Brasil SA
	800,000	3.88%, 10/10/22	761,408
	400,000	5.88%, 01/19/23 144A	407,740
	200,000	Banco Safra SA/Cayman Islands 4.13%, 02/08/23 144A	193,250
	200,000	Banco Votorantim SA 7.38%, 01/21/20 144A	208,380
	400,000	BRF SA 4.75%, 05/22/24 144A	367,500
	150,000	Caixa Economica Federal 3.50%, 11/07/22 144A	144,480
	200,000	Cemig Geracao e Transmissao SA 9.25%, 12/05/23 (c) 144A	213,850
	200,000	Centrais Eletricas Brasileiras SA 5.75%, 10/27/21 144A	201,550
	100,000	Cia Brasileira de Aluminio 4.75%, 06/17/24 144A	97,500
	200,000	Cielo SA 3.75%, 11/16/22 † 144A	188,800
	200,000	Globo Comunicacao e Participacoes SA 4.84%, 03/08/25 (c) 144A	189,500
		Itau Unibanco Holding SA
	500,000	5.13%, 05/13/23 † 144A	502,450
	300,000	5.75%, 01/22/21 144A	308,253
	200,000	6.20%, 04/15/20 144A	205,800
	100,000	6.20%, 12/21/21 144A	103,701
	200,000	Natura Cosmeticos SA 5.38%, 02/01/21 (c) 144A	195,452
	350,000	Votorantim Cimentos SA 7.25%, 04/05/41 144A	360,395
			5,484,383

See Notes to Financial Statements

35

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

British Virgin Islands: 2.8%
USD	100,000	Arcos Dorados Holdings, Inc. 6.63%, 09/27/23 144A	$102,333
	200,000	Baoxin Auto Finance I Ltd. 5.63% (US Treasury Yield Curve Rate T 3 Year+8.91%), 10/30/20 (c) Reg S	172,182
	100,000	Central American Bottling Corp. 5.75%, 01/31/22 (c) 144A	98,801
		Easy Tactic Ltd.
	200,000	5.75%, 01/13/20 (c) † Reg S	176,125
	200,000	5.88%, 11/17/20 (c) † Reg S	169,593
	300,000	Fortune Star BVI Ltd. 5.25%, 03/23/20 (c) Reg S	272,959
	300,000	Franshion Brilliant Ltd. 5.75% (USD Swap Semi 30/360 5 Year+3.86%), 01/17/22 (c) Reg S	273,901
	100,000	Gold Fields Orogen Holding BVI Ltd. 4.88%, 10/07/20 144A	100,500
		Greenland Global Investment Ltd.
	200,000	4.85%, 08/17/20 Reg S	188,992
	200,000	5.88%, 07/03/24 Reg S	165,491
	300,000	GTL Trade Finance, Inc. 5.89%, 01/29/24 (c) 144A	307,500
	200,000	New Metro Global Ltd. 6.50%, 04/23/20 (c) Reg S	188,493
	250,000	RKI Overseas Finance 2017 A Ltd. 7.00%, 06/23/22 (c) Reg S	192,121
	250,000	Sino-Ocean Land Treasure III Ltd. 4.90% (US Treasury Yield Curve Rate T 5 Year+3.26%), 09/21/22 (c) Reg S	205,998
	196,600	Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/26 (c) 144A	177,131
	200,000	Studio City Co. Ltd. 7.25%, 12/03/18 (c) 144A	206,262
	200,000	Studio City Finance Ltd. 8.50%, 12/03/18 (c) 144A	200,500
	200,000	Wanda Properties International Co. Ltd. 7.25%, 01/29/24 Reg S	186,083
	200,000	Wealth Driven Ltd. 5.50%, 08/17/19 (c) (p) Reg S	186,499
			3,571,464
Bulgaria: 0.2%
		Bulgarian Energy Holding EAD
EUR	125,000	3.50%, 06/28/25 Reg S	141,046
	100,000	4.88%, 08/02/21 Reg S	121,665
			262,711
Principal Amount			Value

Canada: 7.2%
USD	125,000	Air Canada 7.75%, 04/15/21 144A	$134,363
	100,000	Athabasca Oil Corp. 9.88%, 02/24/19 (c) † 144A	100,000
	100,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines LP 8.75%, 07/15/21 (c) 144A	101,000
	200,000	Baytex Energy Corp. 5.63%, 06/01/19 (c) 144A	180,500
		Bombardier, Inc.
	50,000	6.00%, 12/03/18 (c) 144A	49,313
EUR	300,000	6.13%, 05/15/21 Reg S	366,914
USD	250,000	6.13%, 01/15/23 144A	248,125
CAD	150,000	7.35%, 12/22/26 144A	114,099
USD	300,000	7.50%, 03/15/20 (c) 144A	301,410
	190,000	8.75%, 12/01/21 144A	205,200
	300,000	Brookfield Residential 6.50%, 12/03/18 (c) 144A	300,750
	150,000	Cascades, Inc. 5.50%, 12/03/18 (c) 144A	149,625
	150,000	Eldorado Gold Corp. 6.13%, 12/03/18 (c) 144A	140,250
	200,000	Emera, Inc. 6.75% (ICE LIBOR USD 3 Month+5.44%), 06/15/26 (c)	209,500
		Enbridge, Inc.
CAD	225,000	5.38% (Canada Bankers’ Acceptances 3 Month+3.25%), 09/27/27 (c)	160,398
USD	400,000	5.50% (ICE LIBOR USD 3 Month+3.42%), 07/15/27 (c)	356,576
	100,000	6.25% (ICE LIBOR USD 3 Month+3.64%), 03/01/28 (c)	93,919
		First Quantum Minerals Ltd.
	100,000	6.88%, 03/01/21 (c) † 144A	86,750
	300,000	7.00%, 12/03/18 (c) 144A	294,000
	200,000	7.25%, 10/01/19 (c) 144A	185,500
	300,000	7.50%, 04/01/20 (c) 144A	268,875
	100,000	Garda World Security Corp. 8.75%, 05/15/20 (c) 144A	94,500
CAD	150,000	Great Canadian Gaming Corp. 6.63%, 11/30/18 (c) 144A	116,881
USD	200,000	Hudbay Minerals, Inc. 7.63%, 01/15/20 (c) † 144A	201,500
	125,000	Hulk Finance Corp. 7.00%, 06/01/21 (c) 144A	115,313
	100,000	IAMGOLD Corp. 7.00%, 04/15/20 (c) 144A	99,625
	250,000	Jupiter Resources, Inc. 8.50%, 12/03/18 (c) 144A	93,750
	256,000	Lightstream Resources 8.63%, 12/03/18 (c) (d) § 144A	5,682
	200,000	Mattamy Group Corp. 6.88%, 12/15/19 (c) 144A	195,750

See Notes to Financial Statements

36

Principal Amount			Value

Canada: (continued)
USD	400,000	MEG Energy Corp. 6.38%, 12/03/18 (c) 144A	$386,500
	200,000	New Gold, Inc. 6.25%, 11/08/18 (c) 144A	175,000
		New Red Finance, Inc.
	300,000	4.25%, 05/15/20 (c) 144A	282,000
	200,000	4.63%, 12/03/18 (c) 144A	198,725
	250,000	5.00%, 10/15/20 (c) 144A	235,000
	100,000	Northwest Acquisitions ULC / Dominion Finco, Inc. 7.13%, 11/01/19 (c) 144A	100,935
	450,000	NOVA Chemicals Corp. 5.25%, 12/03/18 (c) 144A	435,937
	300,000	Open Text Corp. 5.63%, 12/03/18 (c) 144A	303,795
		Parkland Fuel Corp.
CAD	150,000	5.63%, 05/09/20 (c)	113,160
USD	100,000	6.00%, 04/01/21 (c) 144A	98,000
	150,000	Precision Drilling Corp. 7.13%, 11/15/20 (c) 144A	149,250
		Quebecor Media, Inc.
	100,000	5.75%, 01/15/23	100,750
CAD	250,000	6.63%, 01/15/23 144A	202,755
USD	100,000	Ritchie Bros Auctioneers, Inc. 5.38%, 01/15/20 (c) 144A	99,000
	200,000	Seven Generations Energy Ltd. 6.75%, 12/03/18 (c) † 144A	205,900
CAD	200,000	Sobeys, Inc. 4.70%, 05/08/23 (c)	156,051
USD	150,000	Superior Plus LP / Superior General Partner, Inc. 7.00%, 07/15/21 (c) 144A	150,188
		Teck Resources Ltd.
	300,000	6.25%, 01/15/41 (c)	300,750
	200,000	8.50%, 06/01/19 (c) 144A	217,500
	100,000	Telesat Canada / Telesat LLC 8.88%, 11/15/19 (c) 144A	106,750
	100,000	Tervita Escrow Corp. 7.63%, 12/03/18 (c) 144A	102,000
		Videotron Ltd.
CAD	200,000	5.63%, 03/15/25 (c)	155,410
	125,000	5.75%, 09/15/20 (c) Reg S	97,322
			9,342,746
Cayman Islands: 8.1%
		Agile Group Holdings Ltd.
USD	200,000	6.88% (US Treasury Yield Curve Rate T 5 Year+9.22%), 03/07/23 (c) Reg S	175,577
	200,000	9.00%, 11/30/18 (c) Reg S	206,158
	200,000	Alpha Star Holding III Ltd. 6.25%, 04/20/22 Reg S	189,500
		Avolon Holdings Funding Ltd.
	200,000	5.13%, 09/01/23 (c) 144A	196,750
	100,000	5.50%, 12/15/22 (c) 144A	99,750
	200,000	Batelco International Finance No. 1 Ltd. 4.25%, 05/01/20 Reg S	196,744
Principal Amount			Value

Cayman Islands: (continued)
USD	200,000	CAR, Inc. 6.13%, 12/03/18 (c) 144A	$194,500
	300,000	Central China Real Estate Ltd. 8.75%, 01/23/19 (c) Reg S	297,379
	200,000	CFLD Cayman Investment Ltd. 6.50%, 12/21/20 Reg S	182,493
	200,000	China Aoyuan Property Group Ltd. 5.38%, 09/13/20 (c) Reg S	167,479
		China Evergrande Group
	200,000	8.25%, 03/23/20 (c) Reg S	176,756
	800,000	8.75%, 06/28/21 (c) Reg S	629,500
	300,000	9.50%, 03/29/21 (c) † Reg S	249,379
	200,000	China SCE Property Holdings Ltd. 5.88%, 03/10/20 (c) Reg S	172,737
		CIFI Holdings Group Co. Ltd.
	200,000	5.38% (US Treasury Yield Curve Rate T 5 Year+8.57%), 08/24/22 (c) Reg S	167,429
	200,000	7.75%, 11/30/18 (c) Reg S	198,219
	200,000	Comcel Trust 6.88%, 02/06/19 (c) 144A	205,200
		Country Garden Holdings Co. Ltd.
	400,000	4.75%, 09/28/20 (c) Reg S	335,353
	200,000	7.50%, 11/30/18 (c) † Reg S	200,621
	200,000	Dar Al-Arkan Sukuk Co. Ltd. 6.88%, 03/21/23 Reg S	187,382
	200,000	Ezdan Sukuk Co. Ltd. 4.88%, 04/05/22 Reg S	168,510
	200,000	Fantasia Holdings Group Co. Ltd. 7.38%, 10/04/19 (c) Reg S	140,104
	100,000	Global A&T Electronics Ltd. 8.50%, 11/30/18 (c)	94,927
	275,000	Greentown China Holdings Ltd. 5.88%, 11/30/18 (c) Reg S	273,543
	200,000	Grupo Aval Ltd. 4.75%, 09/26/22 144A	196,652
	100,000	Industrial Senior Trust 5.50%, 11/01/22 Reg S	97,875
	200,000	King Talent Management Ltd. 5.60% (US Treasury Yield Curve Rate T 5 Year+3.52%), 12/04/22 (c) Reg S	180,929
	350,000	KWG Property Holding Ltd. 5.88%, 11/10/21 (c) Reg S	280,217
	225,000	Lamar Funding Ltd. 3.96%, 05/07/25 Reg S	197,755
	100,000	Latam Finance Ltd. 6.88%, 04/11/21 (c) 144A	97,725
	200,000	Logan Property Holdings Co. Ltd. 5.25%, 05/23/20 (c) Reg S	161,679
	200,000	MAF Global Securities Ltd. 5.50% (USD Swap Semi 30/360 5 Year+3.48%), 09/07/22 (c) Reg S	190,604

See Notes to Financial Statements

37

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Cayman Islands: (continued)
USD	200,000	Melco Resorts Finance Ltd. 4.88%, 06/06/20 (c) 144A	$183,881
	500,000	Noble Holding International Ltd. 7.95%, 01/01/25 (c) †	457,500
	150,379	Odebrecht Offshore Drilling Finance Ltd. 6.72%, 12/01/21 (c) 144A	144,364
		Park Aerospace Holdings Ltd.
	300,000	5.25%, 08/15/22 144A	298,875
	200,000	5.50%, 02/15/24 144A	198,550
	200,000	Powerlong Real Estate Holdings Ltd. 5.95%, 07/19/20 Reg S	187,152
	200,000	Sable International Finance Ltd. 6.88%, 12/03/18 (c) 144A	209,250
	100,000	Shelf Drilling Holdings Ltd. 8.25%, 02/15/21 (c) 144A	100,625
		Shimao Property Holdings Ltd.
	200,000	4.75%, 07/03/20 (c) Reg S	177,991
	200,000	8.38%, 02/10/19 (c) Reg S	203,268
	400,000	Sunac China Holdings Ltd. 7.95%, 08/08/20 (c) † Reg S	358,741
		Times China Holdings Ltd.
	200,000	6.25%, 01/31/20 (c) Reg S	184,254
	200,000	7.85%, 06/04/20 (c) Reg S	187,679
		UPCB Finance IV Ltd.
EUR	90,000	4.00%, 01/15/21 (c) Reg S	105,844
USD	235,000	5.38%, 01/15/20 (c) 144A	229,242
EUR	100,000	UPCB Finance VII Ltd. 3.63%, 06/15/22 (c) Reg S	112,203
USD	200,000	WTT Investment Ltd./Hong Kong 5.50%, 11/21/20 (c) † 144A	198,465
	200,000	Wynn Macau Ltd. 5.50%, 10/01/22 (c) 144A	181,000
	300,000	Yuzhou Properties Co. Ltd. 6.00%, 10/25/20 (c) Reg S	250,884
			10,479,194
Chile: 0.1%
	200,000	Empresa Electrica Guacolda SA 4.56%, 01/30/25 (c) 144A	182,492
China / Hong Kong: 1.3%
	200,000	Bank of East Asia Ltd. 5.50% (US Treasury Yield Curve Rate T 5 Year+3.83%), 12/02/20 (c) Reg S	197,947
	400,000	China Cinda Asset Management Co. Ltd. 4.45% (US Treasury Yield Curve Rate T 5 Year+3.29%), 09/30/21 (c) Reg S	374,000
	200,000	China South City Holdings Ltd. 6.75%, 09/13/19 (c) Reg S	147,585
	200,000	Full Dragon Hong Kong International Development Ltd. 5.60%, 02/14/21 Reg S	192,978
Principal Amount			Value

China / Hong Kong: (continued)
USD	200,000	ICBC Asia Ltd. 4.25% (US Treasury Yield Curve Rate T 5 Year+3.13%), 07/21/21 (c) Reg S	$190,182
	200,000	Nanyang Commercial Bank Ltd. 5.00% (US Treasury Yield Curve Rate T 5 Year+3.21%), 06/02/22 (c) Reg S	184,992
	200,000	Yancoal International Resources Development Co. Ltd. 5.75% (US Treasury Yield Curve Rate T 3 Year+8.30%), 04/13/20 (c) Reg S	198,606
	200,000	Yanlord Land HK Co. Ltd. 5.88%, 01/23/20 (c) Reg S	191,178
			1,677,468
Colombia: 0.7%
	100,000	Banco Davivienda SA 5.88%, 07/09/22 Reg S	104,745
	200,000	Banco de Bogota SA 5.38%, 02/19/23 144A	200,500
		Banco GNB Sudameris SA
	80,000	7.50%, 07/30/22 Reg S	84,401
	50,000	7.50%, 07/30/22 144A	52,751
		Bancolombia SA
	200,000	4.88% (US Treasury Yield Curve Rate T 5 Year+2.93%), 10/18/22 (c)	192,960
	150,000	5.13%, 09/11/22	151,125
	165,000	Colombia Telecomunicaciones SA, ESP 5.38%, 11/30/18 (c) Reg S	164,672
			951,154
Curacao: 0.1%
	100,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	90,866
Czech Republic: 0.2%
EUR	100,000	Energo-Pro AS 4.00%, 12/07/20 (c) Reg S	112,183
	150,000	Residomo SRO 3.38%, 10/15/20 (c) Reg S	171,109
			283,292
Denmark: 0.4%
	275,000	DKT Finance ApS 7.00%, 06/17/20 (c) Reg S	335,042
	100,000	Norican A/S 4.50%, 11/15/19 (c) Reg S	107,011
	100,000	TDC A/S 3.75%, 03/02/22	124,953
			567,006
Finland: 0.9%
		Nokia OYJ
	100,000	1.00%, 02/15/21 (c) Reg S	114,750
	100,000	2.00%, 12/15/23 (c) Reg S	115,220
USD	100,000	3.38%, 06/12/22	96,090
	100,000	6.63%, 05/15/39	104,750

See Notes to Financial Statements

38

Principal Amount			Value

Finland: (continued)
		Stora Enso OYJ
EUR	125,000	2.13%, 03/16/23 (c) Reg S	$148,709
USD	150,000	7.25%, 04/15/36 144A	178,500
		Teollisuuden Voima OYJ
EUR	175,000	2.13%, 11/04/24 (c) Reg S	198,867
	125,000	2.50%, 03/17/21 Reg S	147,499
			1,104,385
France: 5.8%
	200,000	Accor SA 4.13% (EUR Swap Annual 5 Year+3.65%), 06/30/20 (c) Reg S	236,011
		Altice France SA
	225,000	5.63%, 05/15/19 (c) Reg S	263,657
USD	200,000	6.25%, 05/15/19 (c) 144A	192,750
	900,000	7.38%, 05/01/21 (c) 144A	867,375
EUR	100,000	Arkema SA 4.75% (EUR Swap Annual 5 Year+4.35%), 10/29/20 (c) Reg S	119,634
		Casino Guichard Perrachon SA
	100,000	1.87%, 03/13/22 (c) Reg S	102,928
	200,000	4.50%, 12/07/23 (c) Reg S	216,808
	200,000	4.56%, 01/25/23 Reg S	221,210
	200,000	5.98%, 05/26/21 † Reg S	237,429
	350,000	CMA CGM SA 7.75%, 11/12/18 (c) Reg S	395,966
	325,000	Elis SA 3.00%, 11/30/18 (c) Reg S	374,593
	300,000	Europcar Mobility Group 5.75%, 11/12/18 (c) Reg S	348,586
	200,000	Faurecia SA 3.63%, 06/15/19 (c) Reg S	233,161
	100,000	Fnac Darty SA 3.25%, 09/30/19 (c) † Reg S	115,412
	150,000	La Financiere Atalian SASU 4.00%, 05/15/20 (c) Reg S	152,137
	100,000	La Poste SA 3.13% (EUR Swap Annual 5 Year+2.44%), 01/29/26 (c) Reg S	107,396
		Loxam SAS
	100,000	4.25%, 04/15/20 (c) Reg S	118,630
	116,732	4.88%, 11/12/18 (c) 144A	134,218
		New AREVA Holding SA
	200,000	3.13%, 12/20/22 (c) Reg S	226,140
	200,000	4.88%, 09/23/24	235,296
	100,000	Nexans SA 3.25%, 02/26/21 (c) Reg S	119,197
	200,000	Orano SA 3.50%, 03/22/21 Reg S	234,309
	100,000	Paprec Holding SA 4.00%, 03/31/21 (c) Reg S	113,483
	350,000	Peugeot SA 2.38%, 04/14/23 † Reg S	417,544
	75,000	PSA Tresorerie GIE 6.00%, 09/19/33	107,541
Principal Amount			Value

France: (continued)
EUR	250,000	Rexel SA 3.50%, 06/15/19 (c) Reg S	$292,211
	180,000	SFR Group SA 5.63%, 05/15/19 (c) 144A	210,926
	250,000	Solvay Finance SA 5.43% (EUR Swap Annual 5 Year+3.70%), 11/12/23 (c) Reg S	315,911
USD	300,000	SPCM SA 4.88%, 09/15/20 (c) 144A	278,250
EUR	100,000	SPIE SA 3.13%, 09/22/23 (c) Reg S	114,686
	200,000	Tereos Finance Groupe I SA 4.25%, 03/04/19 (c) †	227,212
		Vallourec SA
	100,000	2.25%, 09/30/24 Reg S	87,224
	125,000	6.63%, 10/15/20 (c) Reg S	138,742
			7,556,573
Georgia: 0.2%
USD	200,000	Georgian Railway JSC 7.75%, 07/11/22 144A	212,165
Germany: 4.6%
		ADLER Real Estate AG
EUR	200,000	1.50%, 11/06/21 (c) Reg S	227,236
	100,000	2.13%, 01/06/24 (c) Reg S	109,958
	125,000	Bilfinger SE 2.38%, 12/07/19 Reg S	143,658
		Deutsche Bank AG
	300,000	2.75%, 02/17/25 Reg S	335,687
USD	100,000	4.30% (USD Swap Semi 30/360 5 Year+2.25%), 05/24/23 (c)	90,243
	500,000	4.50%, 04/01/25 †	458,712
EUR	100,000	Deutsche Lufthansa AG 5.13% (EUR Swap Annual 5 Year+4.78%), 02/12/21 (c) Reg S	120,495
	100,000	Deutsche Pfandbriefbank AG 2.88% (EUR Swap Annual 5 Year+2.75%), 06/28/22 (c) Reg S	111,991
	150,000	Douglas GmbH 6.25%, 11/13/18 (c) Reg S	143,204
	150,000	Hapag-Lloyd AG 6.75%, 02/01/19 (c) Reg S	176,153
		IHO Verwaltungs GmbH
	100,000	3.50% 11/13/18 (c) Reg S	114,016
USD	200,000	5.25% 09/15/19 (c) 144A	187,000
	300,000	5.50% 09/15/21 (c) 144A	270,750
EUR	400,000	K+S AG 3.00%, 06/20/22 Reg S	470,609
	100,000	LANXESS AG 4.50% (EUR Swap Annual 5 Year+4.51%), 06/06/23 (c) Reg S	120,185
	250,000	Metro Wholesale & Food 1.50%, 03/19/25 † Reg S	273,380

See Notes to Financial Statements

39

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Germany: (continued)
	200,000	Nidda Healthcare Holding GmbH 3.50%, 09/30/20 (c) Reg S	$224,318
USD	200,000	Norddeutsche Landesbank Girozentrale 6.25%, 04/10/24 † Reg S	186,019
EUR	100,000	Platin 1426 GmbH 5.38%, 12/15/19 (c) Reg S	110,292
	130,000	ProGroup AG 3.00%, 03/31/21 (c) Reg S	148,694
		RWE AG
	100,000	2.75% (EUR Swap Annual 5 Year+2.64%), 10/21/20 (c) Reg S	115,134
USD	100,000	6.63% (+4.52%), 03/30/26 (c) Reg S	102,804
EUR	100,000	Tele Columbus AG 3.88%, 05/02/21 (c) Reg S	105,179
		ThyssenKrupp AG
	420,000	1.38%, 12/03/21 (c) Reg S	472,771
	200,000	2.75%, 12/08/20 (c) Reg S	234,408
USD	200,000	Unitymedia GmbH 6.13%, 01/15/20 (c) 144A	206,500
		Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
EUR	400,000	4.00%, 01/15/20 (c) Reg S	476,173
USD	100,000	5.00%, 01/15/20 (c) 144A	101,466
EUR	100,000	WEPA Hygieneprodukte GmbH 3.75%, 05/15/19 (c) Reg S	111,345
			5,948,380
India: 0.6%
USD	200,000	Delhi International Airport Ltd. 6.13%, 02/03/22 Reg S	204,441
	200,000	HPCL-Mittal Energy Ltd. 5.25%, 04/28/27 Reg S	177,435
	200,000	IDBI Bank Ltd. 4.25%, 11/30/20 Reg S	197,766
	200,000	JSW Steel Ltd. 5.25%, 04/13/22 Reg S	195,245
			774,887
Indonesia: 0.1%
	200,000	Saka Energi Indonesia PT 4.45%, 05/05/24 144A	184,673
Ireland: 3.1%
	200,000	Alfa Bank OJSC 7.75%, 04/28/21 144A	212,086
EUR	100,000	Allied Irish Banks Plc 4.13% (EUR Swap Annual 5 Year+3.95%), 11/26/20 (c) Reg S	118,615
		Ardagh Packaging Finance Plc
	350,000	2.75%, 03/15/20 (c) Reg S	395,761
	250,000	4.13%, 05/15/19 (c) Reg S	292,674
USD	300,000	4.63%, 05/15/19 (c) 144A	292,500
	100,000	7.25%, 05/15/19 (c) 144A	100,875
Principal Amount			Value

Ireland: (continued)
GBP	100,000	Bank of Ireland Group Plc 3.13% (UK Govt Bonds 5 Year Note Generic Bid Yield+2.70%), 09/19/22 (c) Reg S	$123,295
USD	200,000	Credit Bank of Moscow Via CBOM Finance Plc 5.55%, 02/14/23 144A	186,225
EUR	150,000	eircom Finance DAC 4.50%, 11/12/18 (c) Reg S	173,927
USD	200,000	Eurochem Finance DAC 3.95%, 07/05/21 144A	193,585
	200,000	GTLK Europe DAC 5.13%, 05/31/24 Reg S	182,750
	150,000	James Hardie International Finance DAC 5.00%, 01/15/23 (c) 144A	136,688
	200,000	Metalloinvest Finance DAC 5.63%, 04/17/20 144A	201,316
	250,000	Mobile Telesystems OJSC 5.00%, 05/30/23 144A	243,279
	310,000	Rosneft Oil Co. 4.20%, 03/06/22 144A	302,327
	200,000	SCF Capital Ltd. 5.38%, 06/16/23 144A	193,145
EUR	400,000	Smurfit Kappa Acquisitions ULC 2.38%, 11/01/23 (c) Reg S	466,665
GBP	150,000	Virgin Media Receivables Financing Notes I DAC 5.50%, 09/15/19 (c) Reg S	191,069
			4,006,782
Italy: 6.4%
EUR	100,000	Astaldi SpA 7.13%, 11/30/18 (c) † Reg S	31,159
	100,000	Autostrada Brescia Verona Vicenza Padova SpA 2.38%, 03/20/20 Reg S	115,645
	100,000	Banca IFIS SpA 4.50% (EUR Swap Annual 5 Year+4.25%), 10/17/22 (c) Reg S	91,054
		Banco BPM SpA
	200,000	1.75%, 04/24/23 Reg S	205,140
	100,000	2.75%, 07/27/20 Reg S	113,238
	100,000	4.38% (EUR Swap Annual 5 Year+4.18%), 09/21/22 (c) Reg S	99,153
	100,000	Banco Popolare SC 6.00%, 11/05/20 Reg S	115,087
	100,000	BPER Banca 5.13% (EUR Swap Annual 5 Year+4.91%), 05/31/22 (c) Reg S	107,915
	150,000	Cooperativa Muratori & Cementisti-CMC di Ravenna SC 6.00%, 11/15/19 (c) Reg S	54,811

See Notes to Financial Statements

40

Principal Amount			Value

Italy: (continued)
EUR	100,000	EVOCA SpA 7.00%, 10/15/19 (c) Reg S	$119,888
	200,000	Iccrea Banca SpA 1.88%, 11/25/19 Reg S	226,535
		Intesa Sanpaolo SpA
	100,000	2.86%, 04/23/25 Reg S	104,407
	100,000	3.93%, 09/15/26 Reg S	109,124
USD	100,000	5.02%, 06/26/24 144A	88,272
	150,000	5.71%, 01/15/26 144A	133,376
EUR	300,000	6.63%, 09/13/23 Reg S	379,492
	300,000	8.38% (Euribor 3 Month ACT/360+6.87%), 10/14/19 (c) Reg S	358,681
	100,000	Intesa Sanpaolo Vita SpA 4.75% (Euribor 6 Month ACT/360+4.82%), 12/17/24 (c) Reg S	110,160
		Leonardo Finmeccanica SpA
	200,000	4.88%, 03/24/25	254,170
	150,000	5.25%, 01/21/22	189,835
	200,000	Mediobanca SpA 5.00%, 11/15/20	236,337
	100,000	Nexi Capital SpA 4.13%, 11/30/19 (c) Reg S	113,780
	200,000	Salini Impregilo SpA 3.75%, 06/24/21 † Reg S	215,359
	100,000	Sisal Group SpA 7.00%, 07/31/19 (c) Reg S	116,218
	100,000	Societa Cattolica di Assicurazioni SC 4.25% (Euribor 3 Month ACT/360+4.46%), 12/14/27 (c) Reg S	100,967
		Telecom Italia SpA
	230,000	2.38%, 07/12/27 (c) Reg S	235,143
	400,000	3.63%, 05/25/26 † Reg S	454,851
	400,000	5.25%, 02/10/22 Reg S	500,926
	100,000	5.25%, 03/17/55	111,469
USD	450,000	5.30%, 05/30/24 144A	425,812
GBP	300,000	5.88%, 05/19/23	413,892
		UniCredit SpA
EUR	300,000	5.75% (EUR Swap Annual 5 Year+4.10%), 10/28/20 (c) Reg S	352,367
	400,000	6.95%, 10/31/22 Reg S	505,335
		Unione di Banche Italiane SpA
	100,000	4.25% (EUR Swap Annual 5 Year+4.18%), 05/05/21 (c) Reg S	105,740
	150,000	4.45% (EUR Swap Annual 5 Year+4.24%), 09/15/22 (c) Reg S	155,409
	300,000	Unipol Gruppo SpA 3.00%, 03/18/25 Reg S	321,029
	200,000	UnipolSai Assicurazioni SpA 5.75% (Euribor 3 Month ACT/360+5.18%), 06/18/24 (c) Reg S	204,302
Principal Amount			Value

Italy: (continued)
		Wind Tre SpA
EUR	250,000	2.63%, 11/03/19 (c) 144A	$264,074
	250,000	3.13%, 11/03/20 (c) 144A	258,539
USD	250,000	5.00%, 11/03/20 (c) 144A	214,025
			8,312,716
Japan: 1.8%
		SoftBank Group Corp.
	200,000	4.75%, 06/21/24 (c) Reg S	192,627
	200,000	5.13%, 06/21/27 (c) Reg S	189,491
	700,000	6.00% (USD ICE Swap Rate 11:00am NY 5 Year+4.23%), 07/19/23 (c) † Reg S	615,128
	1,100,000	6.25%, 01/16/28 (c) † Reg S	1,128,440
	200,000	6.88% (USD ICE Swap Rate 11:00am NY 5 Year+4.85%), 07/19/27 (c) Reg S	173,925
			2,299,611
Kazakhstan: 0.5%
	200,000	Halyk Savings Bank of Kazakhstan JSC 7.25%, 01/28/21 144A	211,646
		KazMunayGas National Co. JSC
	100,000	4.75%, 04/19/27 144A	98,124
	300,000	5.75%, 04/19/47 144A	287,235
			597,005
Luxembourg: 8.0%
	200,000	Adecoagro SA 6.00%, 09/21/22 (c) 144A	176,000
		Altice Financing SA
EUR	150,000	5.25%, 11/30/18 (c) Reg S	176,442
USD	600,000	6.63%, 12/03/18 (c) 144A	595,380
	200,000	7.50%, 05/15/21 (c) 144A	188,500
		Altice Luxembourg SA
EUR	100,000	6.25%, 02/15/20 (c) Reg S	103,009
	200,000	7.25%, 11/30/18 (c) Reg S	222,384
USD	100,000	7.63%, 02/15/20 (c) † 144A	85,625
	700,000	Altice SA 7.75%, 12/03/18 (c) 144A	650,125
GBP	100,000	Amigo Luxembourg SA 7.63%, 01/15/20 (c) Reg S	129,284
EUR	200,000	ARD Finance SA 7.38% 09/15/19 (c)	225,858
	100,000	BMBG Bond Finance SCA 3.00%, 11/30/18 (c) Reg S	114,977
GBP	101,000	Cabot Financial Luxembourg SA 7.50%, 10/01/19 (c) Reg S	128,724
EUR	200,000	Codere Finance SA 6.75%, 11/30/18 (c) Reg S	214,435
USD	200,000	Consolidated Energy Finance SA 6.88%, 06/15/20 (c) 144A	204,500
	200,000	Cosan Luxembourg SA 7.00%, 01/20/22 (c) 144A	200,600
	155,000	CSN Resources SA 6.50%, 07/21/20 144A	151,464

See Notes to Financial Statements

41

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Luxembourg: (continued)
EUR	100,000	DEA Finance SA 7.50%, 04/15/19 (c) Reg S	$120,534
	250,000	Dufry Finance SCA 4.50%, 11/30/18 (c) Reg S	293,491
USD	300,000	Evraz Group SA 6.50%, 04/22/20 Reg S	305,019
		Fiat Chrysler Finance Europe SA
EUR	100,000	4.75%, 03/22/21 Reg S	122,830
	250,000	4.75%, 07/15/22 Reg S	314,059
	200,000	Garfunkelux Holdco 3 SA 7.50%, 11/13/18 (c) Reg S	221,374
	100,000	Gestamp Funding Luxembourg SA 3.50%, 05/15/19 (c) Reg S	115,637
	300,000	INEOS Group Holdings SA 5.38%, 08/01/19 (c) Reg S	349,019
	200,000	Intralot Capital Luxembourg SA 5.25%, 09/15/20 (c) Reg S	176,550
USD	200,000	Klabin Finance SA 5.25%, 07/16/24 144A	196,540
EUR	150,000	LHMC Finco Sarl 6.25%, 06/20/20 (c) 144A	176,197
	300,000	Matterhorn Telecom SA 3.88%, 11/12/18 (c) Reg S	346,246
USD	200,000	MHP Lux SA 6.95%, 04/03/26 144A	185,224
	200,000	Millicom International Cellular SA 5.13%, 09/15/22 (c) 144A	182,200
	200,000	Minerva Luxembourg SA 6.50%, 09/20/21 (c) 144A	185,500
	200,000	Offshore Drilling Holding SA 8.38%, 12/03/18 (c) 144A	112,000
	250,000	Puma International Financing SA 5.00%, 01/24/21 (c) 144A	207,598
	200,000	Rumo Luxembourg Sarl 7.38%, 02/09/21 (c) 144A	207,500
		Sberbank of Russia
	350,000	5.13%, 10/29/22 144A	345,624
	490,000	6.13%, 02/07/22 144A	503,414
EUR	100,000	SCHMOLZ + BICKENBACH Luxembourg Finance SA 5.63%, 07/15/19 (c) Reg S	114,357
	200,000	SES SA 4.63% (EUR Swap Annual 5 Year+4.66%), 01/02/22 (c) Reg S	236,781
	150,000	Swissport Financing Sarl 6.75%, 11/12/18 (c) 144A	177,095
	370,000	Telecom Italia Finance SA 7.75%, 01/24/33	537,178
USD	200,000	Telenet Finance Luxembourg Notes Sarl 5.50%, 12/01/22 (c) 144A	186,500
EUR	90,000	Telenet Finance VI Luxembourg SCA 4.88%, 07/15/21 (c) Reg S	110,339
Principal Amount			Value

Luxembourg: (continued)
USD	200,000	Ultrapar International SA 5.25%, 10/06/26 144A	$190,502
	200,000	Vm Holding SA 5.38%, 02/04/27 (c) 144A	195,002
	400,000	VTB Bank SA 6.95%, 10/17/22 144A	392,886
			10,374,503
Marshall Islands: 0.1%
	100,000	Teekay Corp. 8.50%, 01/15/20	102,000
Mauritius: 0.4%
	300,000	MTN Mauritius Investments Ltd. 4.76%, 11/11/24 144A	270,000
	200,000	Neerg Energy Ltd. 6.00%, 02/13/20 (c) 144A	188,794
			458,794
Mexico: 1.4%
	100,000	Banco Mercantil del Norte SA/Grand Cayman 5.75% (US Treasury Yield Curve Rate T 5 Year+4.45%), 10/04/26 (c) 144A	91,595
	200,000	BBVA Bancomer SA 7.25%, 04/22/20 144A	206,552
		Cemex SAB de CV
	200,000	5.70%, 01/11/20 (c) 144A	195,940
	150,000	6.13%, 05/05/20 (c) 144A	149,250
	200,000	7.75%, 04/16/21 (c) † 144A	212,250
	200,000	Credito Real SAB de CV 7.25%, 07/20/20 (c) 144A	200,250
	200,000	Grupo Bimbo SAB de CV 5.95% (US Treasury Yield Curve Rate T 5 Year+3.28%), 04/17/23 (c) 144A	198,760
	300,000	Nemak SAB de CV 4.75%, 01/23/21 (c) 144A	290,370
		Unifin Financiera SA de CV
	100,000	7.00%, 07/15/21 (c) 144A	92,750
	200,000	7.25%, 09/27/20 (c) 144A	194,050
			1,831,767
Netherlands: 12.6%
	200,000	Cimpor Financial Operations BV 5.75%, 07/17/19 (c) † 144A	163,600
EUR	310,000	Constellium NV 4.63%, 11/30/18 (c) Reg S	355,469
USD	200,000	EA Partners I BV 6.88%, 09/28/20 Reg S	117,211
EUR	125,000	Ferrovial Netherlands BV 2.12% (EUR Swap Annual 5 Year+2.13%), 05/14/23 (c) Reg S	126,708
		Fiat Chrysler Automobiles NV
	300,000	3.75%, 03/29/24 Reg S	364,428
USD	400,000	5.25%, 04/15/23 †	399,000
	200,000	Greenko Dutch BV 5.25%, 07/24/20 (c) 144A	181,500

See Notes to Financial Statements

42

Principal Amount			Value

Netherlands: (continued)
USD	100,000	GTH Finance BV 6.25%, 01/26/20 (c) 144A	$101,514
	200,000	IHS Netherlands Holdco BV 9.50%, 12/03/18 (c) 144A	202,265
	200,000	Indo Energy Finance II BV 6.38%, 12/03/18 (c) 144A	192,100
EUR	200,000	InterXion Holding NV 4.75%, 06/15/21 (c) Reg S	236,807
	100,000	IPD 3 BV 4.50%, 07/15/19 (c) Reg S	116,133
USD	250,000	Kazakhstan Temir Zholy Finance BV 6.95%, 07/10/42 144A	271,661
GBP	149,000	Koninklijke KPN NV 6.88% (GBP Swap 5 Year+5.50%), 03/14/20 (c) Reg S	200,388
USD	200,000	Marfrig Holding Europe BV 8.00%, 06/08/19 (c) 144A	203,000
		Metinvest BV
	150,000	7.75%, 01/23/23 (c) 144A	144,563
	100,000	8.50%, 01/23/26 (c) 144A	95,550
EUR	200,000	Naturgy Finance BV 4.13% (EUR Swap Annual 8 Year+3.35%), 11/18/22 (c) Reg S	237,045
USD	200,000	Nostrum Oil & Gas Finance BV 8.00%, 07/25/19 (c) 144A	173,892
		NXP BV / NXP Funding LLC
	300,000	3.88%, 09/01/22 144A	290,250
	350,000	4.13%, 06/01/21 144A	349,562
EUR	125,000	Nyrstar Netherlands Holdings BV 6.88%, 03/15/20 (c) Reg S	86,771
	100,000	OCI NV 5.00%, 04/15/20 (c) Reg S	119,324
		Petrobras Global Finance BV
USD	450,000	4.38%, 05/20/23	434,025
EUR	200,000	4.75%, 01/14/25	239,789
USD	450,000	5.30%, 01/27/25	430,312
	150,000	5.75%, 02/01/29	139,125
EUR	100,000	5.88%, 03/07/22	127,603
USD	675,000	6.00%, 01/27/28	641,925
	275,000	6.85%, 06/05/15	245,094
	250,000	6.88%, 01/20/40	239,187
	300,000	7.25%, 03/17/44	290,437
	400,000	7.38%, 01/17/27	415,940
	275,000	8.38%, 05/23/21	301,015
	330,000	8.75%, 05/23/26	369,880
EUR	41,000	Phoenix PIB Dutch Finance BV 3.63%, 07/30/21 Reg S	49,654
	300,000	Repsol International Finance BV 3.88% (EUR Swap Annual 6 Year+3.56%), 03/25/21 (c) Reg S	356,314
	300,000	Saipem Finance International BV 3.75%, 09/08/23 Reg S	354,959
Principal Amount			Value

Netherlands: (continued)
USD	200,000	Samvardhana Motherson Automotive Systems Group BV 4.88%, 06/16/19 (c) Reg S	$199,486
EUR	125,000	Selecta Group BV 5.88%, 02/01/20 (c) Reg S	139,365
	200,000	Sigma Holdco BV 5.75%, 05/15/21 (c) Reg S	209,484
USD	150,000	Stars Group Holdings BV / Stars Group US Co-Borrower LLC 7.00%, 07/15/21 (c) 144A	152,625
EUR	400,000	Stichting Afwikkeling Onderhandse Schulden SNS REAAL 11.25% (EUR Swap Annual 5 Year+9.76%), 11/27/19 (c) (d) § Reg S	3,943
		Telefonica Europe BV
	200,000	2.63% (EUR Swap Annual 5 Year+2.33%), 06/07/23 (c) Reg S	214,570
	200,000	3.75% (EUR Swap Annual 5 Year+3.86%), 03/15/22 (c) Reg S	232,145
	100,000	3.88% (EUR Swap Annual 8 Year+2.97%), 09/22/26 (c) Reg S	106,191
	200,000	4.20% (EUR Swap Annual 5 Year+3.81%), 12/04/19 (c) Reg S	233,829
	200,000	5.88% (EUR Swap Annual 10 Year+4.30%), 03/31/24 (c) Reg S	250,279
GBP	100,000	6.75% (GBP Swap 5 Year+4.46%), 11/26/20 (c) Reg S	137,196
EUR	175,000	TenneT Holding BV 3.00% (EUR Swap Annual 5 Year+2.53%), 06/01/24 (c) Reg S	199,022
		Teva Pharmaceutical Finance Netherlands II BV
	350,000	0.38%, 07/25/20 Reg S	391,040
	250,000	1.13%, 10/15/24 Reg S	249,029
	240,000	1.25%, 12/31/22 (c) Reg S	255,350
	100,000	1.88%, 12/31/26 (c) Reg S	95,335
		Teva Pharmaceutical Finance Netherlands III BV
USD	380,000	2.20%, 07/21/21	355,029
	500,000	2.80%, 07/21/23	441,571
	600,000	3.15%, 10/01/26	489,642
	250,000	4.10%, 10/01/46	171,824
	150,000	6.00%, 01/15/24 (c)	149,448
	200,000	6.75%, 12/01/27 (c)	204,865
EUR	160,000	United Group BV 4.38%, 07/01/19 (c) Reg S	187,130

See Notes to Financial Statements

43

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Netherlands: (continued)
		VEON Holdings BV
USD	500,000	5.95%, 02/13/23 144A	$503,320
	100,000	7.50%, 03/01/22 144A	106,971
	200,000	VIVAT NV 6.25% (USD Swap Semi 30/360 5 Year+4.17%), 11/16/22 (c) Reg S	199,788
	200,000	VTR Finance BV 6.88%, 01/15/19 (c) 144A	203,250
EUR	100,000	Ziggo Bond Co. BV 7.13%, 05/15/19 (c) Reg S	120,732
		Ziggo BV
	200,000	3.75%, 01/15/20 (c) Reg S	227,014
	100,000	4.25%, 01/15/22 (c) Reg S	112,564
USD	350,000	Ziggo Secured Finance BV 5.50%, 01/15/22 (c) 144A	322,000
			16,228,037
Nigeria: 0.2%
	200,000	Zenith Bank Plc 7.38%, 05/30/22 144A	202,897
Norway: 0.1%
	150,000	Aker BP ASA 6.00%, 07/01/19 (c) 144A	153,656
Panama: 0.2%
	200,000	AES Panama SRL 6.00%, 06/25/19 (c) 144A	206,302
Peru: 0.4%
	200,000	Minsur SA 6.25%, 02/07/24 144A	204,202
	200,000	Orazul Energy Egenor S. en C. por A. 5.63%, 04/28/22 (c) 144A	182,602
	100,000	Volcan Cia Minera SAA 5.38%, 02/02/22 144A	101,075
			487,879
Portugal: 0.2%
EUR	200,000	EDP - Energias de Portugal SA 5.38% (EUR Swap Annual 5 Year+5.04%), 03/16/21 (c) Reg S	242,966
Russia: 0.2%
USD	200,000	Global Ports Finance Plc 6.50%, 09/22/23 144A	202,984
Singapore: 1.0%
		ABJA Investment Co. Pte Ltd.
	200,000	4.85%, 01/31/20 Reg S	200,173
	250,000	5.95%, 07/31/24 † Reg S	247,629
	150,000	Bakrie Telecom Pte Ltd. 11.50%, 05/07/15 (c) (d) § Reg S	2,250
	200,000	Global Prime Capital Pte Ltd. 5.50%, 10/18/20 (c) Reg S	179,994
	200,000	Marble II Pte Ltd. 5.30%, 06/20/19 (c) 144A	193,975
	200,000	Medco Platinum Road Pte Ltd. 6.75%, 01/30/22 (c) 144A	183,214
Principal Amount			Value

Singapore: (continued)
USD	100,000	STATS ChipPAC Ltd. 8.50%, 12/03/18 (c) 144A	$103,550
	200,000	Theta Capital Pte Ltd. 6.75%, 10/31/21 (c) Reg S	132,063
			1,242,848
South Africa: 0.7%
		Eskom Holdings SOC Ltd.
	200,000	5.75%, 01/26/21 144A	192,004
	200,000	6.75%, 08/06/23 144A	187,625
	100,000	7.13%, 02/11/25 † 144A	93,856
	100,000	8.45%, 08/10/28 144A	96,855
	200,000	FirstRand Bank Ltd. 6.25% (USD Swap Semi 30/360 5 Year+3.56%), 04/23/23 (c) Reg S	194,862
	126,443	South Africa Ltd. 3.00% 12/31/22 § 144A	4,413
	200,000	Transnet SOC Ltd. 4.00%, 07/26/22 144A	187,157
			956,772
South Korea: 0.1%
	200,000	Woori Bank 4.50% (US Treasury Yield Curve Rate T 5 Year+3.31%), 09/27/21 (c) 144A	194,992
Spain: 1.2%
	62,806	Abengoa Abenewco 2 SAU 1.25% 03/31/23 Reg S	1,021
EUR	100,000	Abengoa SA 0.00%, 03/31/27 (s) §	1,133
	200,000	Banco de Sabadell SA 5.63%, 05/06/26 Reg S	245,475
	200,000	Bankia SA 3.38% (EUR Swap Annual 5 Year+3.35%), 03/15/22 (c) Reg S	232,063
	100,000	Bankinter SA 2.50% (EUR Swap Annual 5 Year+2.40%), 04/06/22 (c) Reg S	113,971
	300,000	Cellnex Telecom SAU 3.13%, 07/27/22 Reg S	362,148
	175,000	Grifols SA 3.20%, 05/01/20 (c) Reg S	199,677
		Grupo Isolux Corsan SA
	302	0.25%, 11/30/18 (c) (d) §	2
	56,417	3.00%, 11/30/18 (c) (d) §	1,438
	125,000	Grupo-Antolin Irausa SA 3.25%, 04/30/20 (c) Reg S	135,721
	100,000	Ibercaja Banco SA 5.00% (EUR Swap Annual 5 Year+4.55%), 07/28/20 (c) Reg S	116,273
	100,000	Obrascon Huarte Lain SA 5.50%, 11/30/18 (c) Reg S	93,924
			1,502,846

See Notes to Financial Statements

44

Principal Amount			Value

Sweden: 1.3%
EUR	175,000	Akelius Residential Property AB 3.88% (EUR Swap Annual 5 Year+3.49%), 07/05/23 (c) Reg S	$196,758
	100,000	Corral Petroleum Holdings AB 13.25% 05/15/19 (c) Reg S	121,233
	300,000	Intrum AB 3.13%, 07/15/20 (c) Reg S	319,875
USD	200,000	Stena AB 7.00%, 02/01/24 † 144A	189,800
EUR	300,000	Telefonaktiebolaget LM Ericsson 1.88%, 03/01/24 Reg S	337,943
	180,000	Verisure Holding AB 6.00%, 11/14/18 (c) Reg S	210,569
		Volvo Car AB
	125,000	2.00%, 10/24/24 (c) Reg S	134,030
	100,000	3.25%, 05/18/21 Reg S	119,903
			1,630,111
Thailand: 0.1%
USD	200,000	PTTEP Treasury Center Co. Ltd. 4.60% (US Treasury Yield Curve Rate T 5 Year+2.72%), 07/17/22 (c) 144A	192,351
Turkey: 3.2%
	400,000	Akbank TAS 4.00%, 01/24/20 144A	388,082
	200,000	Arcelik AS 5.00%, 04/03/23 144A	182,456
	200,000	Fibabanka AS 6.00%, 01/25/23 Reg S	153,922
	200,000	Finansbank AS 4.88%, 05/19/22 144A	185,943
	300,000	KOC Holding AS 5.25%, 12/15/22 (c) 144A	283,254
	200,000	TC Ziraat Bankasi AS 5.13%, 05/03/22 144A	178,604
	225,000	Tupras Turkiye Petrol Rafinerileri AS 4.50%, 07/20/24 (c) 144A	200,585
	100,000	Turk Telekomunikasyon AS 4.88%, 06/19/24 144A	86,991
	200,000	Turkcell Iletisim Hizmetleri AS 5.80%, 01/11/28 (c) 144A	173,703
	400,000	Turkiye Garanti Bankasi AS 5.25%, 09/13/22 † 144A	370,741
	300,000	Turkiye Halk Bankasi AS 3.88%, 02/05/20 144A	270,589
		Turkiye Is Bankasi AS
	300,000	5.00%, 04/30/20 144A	285,237
	625,000	6.00%, 10/24/22 144A	514,547
		Turkiye Vakiflar Bankasi TAO
	125,000	5.50%, 10/27/21 144A	112,719
	200,000	6.00%, 11/01/22 144A	165,500
		Yapi ve Kredi Bankasi AS
	100,000	4.00%, 01/22/20 144A	95,608
	550,000	5.50%, 12/06/22 144A	450,926
			4,099,407
Principal Amount			Value

United Arab Emirates: 0.2%
USD	200,000	First Abu Dhabi Bank PJSC 5.25% (USD Swap Semi 30/360 5 Year+3.35%), 06/17/20 (c) Reg S	$199,354
United Kingdom: 9.1%
		AngloGold Ashanti Holdings Plc
	125,000	5.13%, 08/01/22 †	126,250
	137,000	5.38%, 04/15/20	139,056
GBP	200,000	Ardonagh Midco 3 Plc 8.38%, 07/15/20 (c) Reg S	240,061
USD	200,000	Aston Martin Capital Holdings Ltd. 6.50%, 04/15/19 (c) 144A	197,000
		Barclays Bank Plc
EUR	90,000	4.75% (Euribor 3 Month ACT/360+.71%), 03/15/20 (c) Reg S	98,039
USD	30,000	6.28% (ICE LIBOR USD 3 Month+1.55%), 12/15/34 (c)	30,244
GBP	100,000	Boparan Finance Plc 5.50%, 11/13/18 (c) Reg S	112,649
	149,000	Co-operative Group Holdings Ltd. 6.88%, 07/08/20 (s) Reg S	202,017
USD	150,000	Delphi Technologies Plc 5.00%, 10/01/25 144A	135,750
	200,000	Drax Finco Plc 6.63%, 05/01/21 (c) 144A	200,000
	200,000	DTEK Finance Plc 10.75% 12/03/18 (c)	205,216
GBP	200,000	EI Group Plc 6.38%, 11/30/18 (c) Reg S	264,309
USD	750,000	Ensco Plc 5.75%, 04/01/44 (c)	527,812
GBP	150,000	GKN Holdings Plc 5.38%, 09/19/22 Reg S	203,399
EUR	150,000	Globalworth Real Estate Investments Ltd. 2.88%, 06/20/22 Reg S	174,863
USD	300,000	Inmarsat Finance Plc 4.88%, 12/03/18 (c) 144A	295,356
EUR	150,000	International Personal Finance Plc 5.75%, 04/07/21 Reg S	160,066
		Jaguar Land Rover Automotive Plc
	200,000	2.20%, 01/15/24 Reg S	206,590
GBP	430,000	5.00%, 02/15/22 144A	536,444
	110,000	Jerrold Finco Plc 6.25%, 09/15/19 (c) Reg S	144,298
USD	300,000	KCA Deutag Finance Plc 7.25%, 12/03/18 (c) 144A	278,250
GBP	100,000	Ladbrokes Group Finance Plc 5.13%, 09/16/22 Reg S	134,777
EUR	100,000	LHC3 Plc 9.00% 08/15/20 (c) Reg S	112,903

See Notes to Financial Statements

45

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

United Kingdom: (continued)
EUR	250,000	Lincoln Finance Ltd. 6.88%, 11/13/18 (c) Reg S	$293,305
USD	200,000	Liquid Telecommunications Financing Plc 8.50%, 07/13/20 (c) 144A	205,015
		Lloyds Banking Group Plc
	190,000	6.41% (ICE LIBOR USD 3 Month+1.50%), 10/01/35 (c) 144A	190,475
	150,000	6.66% (ICE LIBOR USD 3 Month+1.27%), 05/21/37 (c) 144A	152,343
	200,000	MARB BondCo Plc 6.88%, 01/19/21 (c) 144A	188,565
GBP	100,000	Matalan Finance Plc 6.75%, 01/31/20 (c) Reg S	115,421
	100,000	Mclaren Finance Plc 5.00%, 08/01/19 (c) Reg S	121,147
EUR	150,000	Merlin Entertainments Plc 2.75%, 12/15/21 (c) Reg S	176,790
USD	200,000	Oschadbank 9.38%, 03/10/23 (s) 144A	200,916
EUR	200,000	OTE Plc 3.50%, 07/09/20 Reg S	235,894
USD	100,000	Petra Diamonds US Treasury Plc 7.25%, 05/01/19 (c) 144A	96,250
	400,000	Polyus Gold International Ltd. 5.63%, 04/29/20 144A	404,346
EUR	50,000	Royal Bank of Scotland Group Plc 3.63% (EUR Swap Annual 5 Year+2.65%), 03/25/19 (c) Reg S	57,305
GBP	100,000	Shop Direct Funding Plc 7.75%, 11/15/19 (c) Reg S	114,042
USD	200,000	Standard Chartered Plc 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/30/37 (c) 144A	207,816
GBP	100,000	Stonegate Pub Co. Financing Plc 4.88%, 03/15/19 (c) Reg S	125,824
	100,000	Stretford 79 Plc 6.75%, 07/15/19 (c) Reg S	129,501
EUR	200,000	Synlab Bondco Plc 6.25%, 11/12/18 (c) Reg S	234,678
	120,000	Tesco Corporate Treasury Services Plc 2.50%, 07/01/24 Reg S	142,521
GBP	280,000	Tesco Plc 6.13%, 02/24/22	404,308
EUR	150,000	Tesco PLC 5.13%, 04/10/47	213,300
	190,000	Thomas Cook Group Plc 6.25%, 06/15/19 (c) Reg S	214,358
	100,000	Titan Global Finance Plc 3.50%, 06/17/21 Reg S	117,416
Principal Amount			Value

United Kingdom: (continued)
USD	150,000	Travelport Corporate Finance Plc 6.00%, 03/15/21 (c) 144A	$150,750
GBP	100,000	Travis Perkins Plc 4.38%, 09/15/21 Reg S	128,958
USD	200,000	Tullow Oil Plc 7.00%, 03/01/21 (c) 144A	196,270
GBP	100,000	Twinkle Pizza Plc 6.63%, 11/12/18 (c) Reg S	114,443
USD	450,000	Vedanta Resources Plc 6.13%, 08/09/21 (c) 144A	399,305
		Virgin Media Secured Finance Plc
GBP	375,000	4.88%, 01/15/21 (c) Reg S	468,394
	200,000	5.00%, 04/15/22 (c) Reg S	252,524
USD	200,000	5.25%, 01/15/20 (c) 144A	187,250
GBP	200,000	6.00%, 01/15/21 (c) (s) 144A	287,987
	150,000	Viridian Group FinanceCo. Plc/Viridian Power and Energy 4.75%, 09/15/20 (c) Reg S	186,116
	125,000	William Hill Plc 4.25%, 06/05/20 Reg S	163,421
EUR	100,000	Worldpay Finance Plc 3.75%, 08/15/22 (c) Reg S	122,777
			11,725,080
United States: 2.8%
USD	100,000	Calfrac Holdings LP 8.50%, 06/15/21 (c) 144A	90,500
	350,000	Cemex Finance LLC 6.00%, 04/01/19 (c) 144A	350,087
EUR	100,000	CGG Holding US, Inc. 7.88%, 05/01/20 (c) Reg S	120,732
USD	200,000	Cott Holdings, Inc. 5.50%, 04/01/20 (c) 144A	191,000
	300,000	DAE Funding LLC 5.00%, 08/01/20 (c) 144A	293,250
	150,000	Dresdner Funding Trust I 8.15%, 06/30/29 (c) 144A	186,758
	100,000	JBS USA LUX SA / JBS USA Finance, Inc. 6.75%, 02/15/23 (c) 144A	97,625
	100,000	Kronos Acquisition Holdings, Inc. 9.00%, 12/03/18 (c) 144A	87,750
	90,000	Leonardo US Holdings, Inc. 6.25%, 01/15/40 144A	89,100
	41,000	Mercer International, Inc. 5.50%, 01/15/21 (c)	39,860
	160,000	Navios Maritime Holdings, Inc. and Navios Maritime Finance II USA, Inc. 7.38%, 12/03/18 (c) 144A	121,600
	100,000	RBS Capital Trust II 6.43% (ICE LIBOR USD 3 Month+1.94%), 01/03/34 (c)	119,875
	125,000	Resolute Forest Products, Inc. 5.88%, 12/03/18 (c)	127,739

See Notes to Financial Statements

46

Principal Amount			Value

United States: (continued)
		Reynolds Group Issuer, Inc.
USD	50,000	5.13%, 07/15/19 (c) 144A	$49,000
	872,197	5.75%, 12/03/18 (c)	873,287
	276,397	Rio Oil Finance Trust 9.25%, 07/06/24 144A	296,093
	100,000	Stillwater Mining Co. 7.13%, 06/27/21 (c) † 144A	95,661
	200,000	Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36	190,111
	200,000	Teva Pharmaceutical Finance IV LLC 2.25%, 03/18/20	194,304
			3,614,332
Total Corporate Bonds (Cost: $132,699,104)			124,600,078
GOVERNMENT OBLIGATIONS: 0.7%
Azerbaijan: 0.2%
	200,000	State Oil Co. of the Azerbaijan Republic 4.75%, 03/13/23 Reg S	197,929
Costa Rica: 0.1%
	200,000	Instituto Costarricense de Electricidad 6.95%, 11/10/21 Reg S	191,000
Trinidad and Tobago: 0.0%
	66,667	Petroleum Co. of Trinidad & Tobago Ltd. 6.00%, 05/08/22 144A	58,577
Turkey: 0.2%
		Export Credit Bank of Turkey
	100,000	5.00%, 09/23/21 144A	92,841
	200,000	6.13%, 05/03/24 144A	180,150
			272,991
United Kingdom: 0.2%
	200,000	Ukreximbank 9.75%, 01/22/25 144A	199,782
Total Government Obligations (Cost: $963,987)			920,279

Number
of Shares

MONEY MARKET FUND: 1.4% (Cost: $1,809,538)
	1,809,538	Dreyfus Government Cash Management Fund — Institutional Shares	1,809,538
COMMON STOCK: 0.0% (Cost: $5,626)
United States: 0.0%
	988	Tervita Corp. * # §	5,442
Number of Shares			Value

WARRANTS: 0.0% (Cost: $10,977)
Spain: 0.0%
EUR	138	Grupo Isolux Corsan SA (EUR 0.00, expiring 12/30/21) * # § ∞	$0
Total Investments Before Collateral for Securities Loaned: 98.6% (Cost: $135,489,232)			127,335,337

Principal Amount

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 8.1%
Repurchase Agreements: 8.1%
USD	2,505,270	Repurchase agreement dated 10/31/18 with Citigroup Global Markets, Inc., 2.22%, due 11/1/18, proceeds $2,505,424; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 10/1/19 to 9/9/49, valued at $2,555,375 including accrued interest)	2,505,270
	519,272	Repurchase agreement dated 10/31/18 with Credit Agricole CIB, 2.19%, due 11/1/18, proceeds $519,304; (collateralized by various U.S. government and agency obligations, 2.00%, due 12/31/21, valued at $529,658 including accrued interest)	519,272
	2,505,270	Repurchase agreement dated 10/31/18 with HSBC Securities USA, Inc., 2.21%, due 11/1/18, proceeds $2,505,424; (collateralized by various U.S. government and agency obligations, 2.50% to 5.00%, due 7/1/23 to 1/1/57, valued at $2,555,375 including accrued interest)	2,505,270
	2,505,270	Repurchase agreement dated 10/31/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.22%, due 11/1/18, proceeds $2,505,424; (collateralized by various U.S. government and agency obligations, 2.50% to 4.50%, due 3/1/32 to 11/1/48, valued at $2,555,375 including accrued interest)	2,505,270

See Notes to Financial Statements

47

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Repurchase Agreements: (continued)
USD	2,505,270	Repurchase agreement dated 10/31/18 with Nomura Securities International, Inc., 2.21%, due 11/1/18, proceeds $2,505,424; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 11/8/18 to 9/20/68, valued at $2,555,375 including accrued interest)	$2,505,270
Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: $10,540,352)			10,540,352
Total Investments: 106.7% (Cost: $146,029,584)			137,875,689
Liabilities in excess of other assets: (6.7)%			(8,703,622)
NET ASSETS: 100.0%			$129,172,067

Definitions:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar
Footnotes:
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond — The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $9,967,004.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $5,442 which represents 0.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $24,303 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $52,421,953, or 40.6% of net assets.

See Notes to Financial Statements

48

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	9.2%	$11,749,809
Communications	17.3	21,963,037
Consumer, Cyclical	9.2	11,744,472
Consumer, Non-cyclical	9.5	12,080,881
Diversified	1.1	1,356,736
Energy	10.5	13,347,553
Financial	27.1	34,496,378
Government	0.7	920,279
Industrial	9.0	11,512,174
Technology	1.3	1,594,072
Utilities	3.7	4,760,408
Money Market Fund	1.4	1,809,538
	100.0%	$127,335,337

The summary of inputs used to value the Fund’s investments as of October 31, 2018 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stock*	$—	$5,442	$—	$5,442
Corporate Bonds*	—	124,600,078	—	124,600,078
Government Obligations*	—	920,279	—	920,279
Warrants*	—	—	0	0
Money Market Fund	1,809,538	—	—	1,809,538
Repurchase Agreements	—	10,540,352	—	10,540,352
Total	$1,809,538	$136,066,151	$—	$137,875,689

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2018.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended October 31, 2018:

Warrants

Spain
Balance as of April 30, 2018	$0
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	0
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of October 31, 2018	$0

See Notes to Financial Statements

49

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

October 31, 2018 (unaudited)

Principal Amount		Value

FLOATING RATE NOTES: 99.5%
Australia: 4.8%
	Australia & New Zealand Banking Group Ltd.
$750,000	2.66% (ICE LIBOR USD 3 Month+.32%), 11/09/20 144A	$750,937
1,000,000	2.77% (ICE LIBOR USD 3 Month+.46%), 05/17/21 144A	1,000,889
500,000	3.03% (ICE LIBOR USD 3 Month+.66%), 09/23/19 144A	502,499
1,300,000	3.03% (ICE LIBOR USD 3 Month+.71%), 05/19/22 144A	1,306,341
	Commonwealth Bank of Australia
400,000	2.78% (ICE LIBOR USD 3 Month+.45%), 03/10/20 144A	400,975
450,000	2.98% (ICE LIBOR USD 3 Month+.64%), 11/07/19 144A	452,234
1,301,000	3.03% (ICE LIBOR USD 3 Month+.70%), 03/10/22 144A	1,307,571
2,550,000	3.03% (ICE LIBOR USD 3 Month+.70%), 03/16/23 144A	2,559,688
800,000	3.15% (ICE LIBOR USD 3 Month+.83%), 09/06/21 144A	808,896
505,000	3.39% (ICE LIBOR USD 3 Month+1.06%), 03/15/19 † 144A	506,722
	Macquarie Bank Ltd.
450,000	2.76% (ICE LIBOR USD 3 Month+.35%), 04/04/19 144A	450,249
700,000	3.63% (ICE LIBOR USD 3 Month+1.12%), 07/29/20 144A	708,766
1,900,000	Macquarie Group Ltd. 3.73% (ICE LIBOR USD 3 Month+1.35%), 03/27/23 (c) 144A	1,923,570
	National Australia Bank Ltd.
750,000	2.78% (ICE LIBOR USD 3 Month+.35%), 01/12/21 144A	749,278
1,100,000	2.82% (ICE LIBOR USD 3 Month+.51%), 05/22/20 144A	1,103,948
1,450,000	3.03% (ICE LIBOR USD 3 Month+.60%), 04/12/23 144A	1,450,460
1,705,000	3.03% (ICE LIBOR USD 3 Month+.72%), 05/22/22 144A	1,715,689
1,700,000	3.30% (ICE LIBOR USD 3 Month+.89%), 01/10/22 144A	1,718,975
500,000	3.43% (ICE LIBOR USD 3 Month+1.00%), 07/12/21 144A	507,740
	Westpac Banking Corp.
70,000	2.59% (ICE LIBOR USD 3 Month+.28%), 05/15/20	70,039
600,000	2.75% (ICE LIBOR USD 3 Month+.43%), 03/06/20	601,734
599,000	2.83% (ICE LIBOR USD 3 Month+.34%), 01/25/21	599,440
437,000	2.88% (ICE LIBOR USD 3 Month+.56%), 08/19/19	438,468
1,697,000	2.99% (ICE LIBOR USD 3 Month+.57%), 01/11/23	1,691,702
2,550,000	3.03% (ICE LIBOR USD 3 Month+.72%), 05/15/23 †	2,557,096
Principal Amount		Value

Australia: (continued)
$1,650,000	3.10% (ICE LIBOR USD 3 Month+.71%), 06/28/22	$1,659,370
560,000	3.17% (ICE LIBOR USD 3 Month+.85%), 08/19/21	567,690
1,750,000	3.27% (ICE LIBOR USD 3 Month+.85%), 01/11/22	1,769,568
		29,880,534
British Virgin Islands: 0.1%
470,000	Sinopec Group Overseas Development 2014 Ltd. 3.33% (ICE LIBOR USD 3 Month+.92%), 04/10/19 144A	470,639
Canada: 4.3%
	Bank of Montreal
850,000	2.77% (ICE LIBOR USD 3 Month+.44%), 06/15/20	853,685
1,550,000	2.78% (ICE LIBOR USD 3 Month+.34%), 07/13/20	1,553,835
1,000,000	2.90% (ICE LIBOR USD 3 Month+.46%), 04/13/21	1,002,626
580,000	3.10% (ICE LIBOR USD 3 Month+.79%), 08/27/21	587,542
	Bank of Nova Scotia
635,000	2.70% (ICE LIBOR USD 3 Month+.29%), 01/08/21	635,050
900,000	2.91% (ICE LIBOR USD 3 Month+.44%), 04/20/21	902,500
357,000	2.94% (ICE LIBOR USD 3 Month+.62%), 12/05/19	358,955
1,600,000	2.96% (ICE LIBOR USD 3 Month+.64%), 03/07/22	1,614,650
	Canadian Imperial Bank of Commerce
651,000	2.72% (ICE LIBOR USD 3 Month+.31%), 10/05/20	652,707
800,000	2.75% (ICE LIBOR USD 3 Month+.41%), 09/20/19	801,700
450,000	2.84% (ICE LIBOR USD 3 Month+.52%), 09/06/19	451,374
795,000	2.87% (ICE LIBOR USD 3 Month+.32%), 02/02/21	795,821
1,520,000	2.99% (ICE LIBOR USD 3 Month+.66%), 09/13/23	1,520,328
1,700,000	3.05% (ICE LIBOR USD 3 Month+.72%), 06/16/22	1,713,074
	Enbridge, Inc.
621,000	2.81% (ICE LIBOR USD 3 Month+.40%), 01/10/20	620,132
320,000	3.03% (ICE LIBOR USD 3 Month+.70%), 06/15/20	320,417
585,000	National Bank of Canada 2.89% (ICE LIBOR USD 3 Month+.56%), 05/12/20 (c)	587,917
	Royal Bank of Canada
350,000	2.56% (ICE LIBOR USD 3 Month+.24%), 08/29/19	350,279
600,000	2.70% (ICE LIBOR USD 3 Month+.38%), 03/02/20	601,317

See Notes to Financial Statements

50

Principal Amount		Value

Canada: (continued)
$600,000	2.75% (ICE LIBOR USD 3 Month+.24%), 10/26/20	$600,308
1,300,000	2.77% (ICE LIBOR USD 3 Month+.30%), 07/22/20	1,302,219
425,000	2.84% (ICE LIBOR USD 3 Month+.52%), 03/06/20	427,065
1,911,000	2.91% (ICE LIBOR USD 3 Month+.39%), 04/30/21	1,914,416
1,596,000	3.27% (ICE LIBOR USD 3 Month+.73%), 02/01/22	1,613,276
	Toronto-Dominion Bank
1,300,000	2.59% (ICE LIBOR USD 3 Month+.26%), 09/17/20	1,301,994
805,000	2.61% (ICE LIBOR USD 3 Month+.28%), 06/11/20	806,177
554,000	2.73% (ICE LIBOR USD 3 Month+.24%), 01/25/21	553,891
1,000,000	2.76% (ICE LIBOR USD 3 Month+.43%), 06/11/21	1,003,590
321,000	2.90% (ICE LIBOR USD 3 Month+.56%), 11/05/19 †	322,406
550,000	3.41% (ICE LIBOR USD 3 Month+1.00%), 04/07/21	558,680
400,000	TransCanada PipeLines Ltd. 2.59% (ICE LIBOR USD 3 Month+.28%), 11/15/19	400,673
		26,728,604
Cayman Islands: 0.3%
1,600,000	Tencent Holdings Ltd. 3.05% (ICE LIBOR USD 3 Month+.60%), 01/19/23 144A	1,592,172
China / Hong Kong: 0.3%
1,000,000	AIA Group Ltd. 2.86% (ICE LIBOR USD 3 Month+.52%), 08/20/21 (c) 144A	1,001,313
550,000	Industrial & Commercial Bank of China Ltd. 3.09% (ICE LIBOR USD 3 Month+.75%), 11/08/20	550,405
		1,551,718
Denmark: 0.1%
300,000	Danske Bank A/S 2.90% (ICE LIBOR USD 3 Month+.58%), 09/06/19 144A	299,859
Finland: 0.1%
800,000	Nordea Bank Abp 2.79% (ICE LIBOR USD 3 Month+.47%), 05/29/20 144A	801,640
France: 1.5%
675,000	Banque Federative du Credit Mutuel SA 2.96% (ICE LIBOR USD 3 Month+.49%), 07/20/20 144A	676,867
	BPCE SA
2,175,000	3.19% (ICE LIBOR USD 3 Month+.88%), 05/31/22	2,190,949
1,890,000	3.53% (ICE LIBOR USD 3 Month+1.22%), 05/22/22 144A	1,907,834
Principal Amount		Value

France: (continued)
$1,700,000	3.57% (ICE LIBOR USD 3 Month+1.24%), 09/12/23 144A	$1,698,417
	Credit Agricole SA
400,000	3.24% (ICE LIBOR USD 3 Month+.80%), 04/15/19 144A	401,169
650,000	3.30% (ICE LIBOR USD 3 Month+.97%), 06/10/20 144A	657,336
1,300,000	3.51% (ICE LIBOR USD 3 Month+1.02%), 04/24/23 144A	1,297,959
500,000	Societe Generale SA 3.74% (ICE LIBOR USD 3 Month+1.33%), 04/08/21 144A	509,985
		9,340,516
Germany: 0.5%
	Deutsche Bank AG
480,000	3.28% (ICE LIBOR USD 3 Month+.81%), 01/22/21	475,057
978,000	3.41% (ICE LIBOR USD 3 Month+.97%), 07/13/20	972,005
1,565,000	3.51% (ICE LIBOR USD 3 Month+1.19%), 11/16/22	1,532,398
350,000	4.25% (ICE LIBOR USD 3 Month+1.91%), 05/10/19	351,777
		3,331,237
Japan: 7.6%
	Mitsubishi UFJ Financial Group, Inc.
1,000,000	3.06% (ICE LIBOR USD 3 Month+.74%), 03/02/23	1,004,353
5,600,000	3.16% (ICE LIBOR USD 3 Month+.65%), 07/26/21	5,612,832
2,214,000	3.23% (ICE LIBOR USD 3 Month+.92%), 02/22/22	2,216,047
1,592,000	3.28% (ICE LIBOR USD 3 Month+.79%), 07/25/22	1,606,436
3,415,000	3.37% (ICE LIBOR USD 3 Month+.86%), 07/26/23	3,428,245
3,410,000	3.39% (ICE LIBOR USD 3 Month+1.06%), 09/13/21	3,464,197
900,000	4.20% (ICE LIBOR USD 3 Month+1.88%), 03/01/21	929,213
	Mizuho Financial Group, Inc.
2,850,000	3.11% (ICE LIBOR USD 3 Month+.79%), 03/05/23	2,852,219
3,879,000	3.21% (ICE LIBOR USD 3 Month+.88%), 09/11/22	3,888,858
4,235,000	3.25% (ICE LIBOR USD 3 Month+.94%), 02/28/22	4,278,061
2,200,000	3.33% (ICE LIBOR USD 3 Month+1.00%), 09/11/23 (c) †	2,220,070
2,850,000	3.47% (ICE LIBOR USD 3 Month+1.14%), 09/13/21	2,891,229
400,000	3.91% (ICE LIBOR USD 3 Month+1.48%), 04/12/21 144A	409,340
	Sumitomo Mitsui Banking Corp.
651,000	2.75% (ICE LIBOR USD 3 Month+.31%), 10/18/19	651,400
1,205,000	2.80% (ICE LIBOR USD 3 Month+.35%), 01/17/20	1,206,356

See Notes to Financial Statements

51

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Japan: (continued)
	Sumitomo Mitsui Financial Group, Inc.
$1,708,000	3.18% (ICE LIBOR USD 3 Month+.74%), 10/18/22	$1,710,750
1,700,000	3.19% (ICE LIBOR USD 3 Month+.74%), 01/17/23	1,700,894
1,925,000	3.21% (ICE LIBOR USD 3 Month+.78%), 07/12/22	1,930,561
1,000,000	3.24% (ICE LIBOR USD 3 Month+.80%), 10/16/23	1,000,588
1,650,000	3.31% (ICE LIBOR USD 3 Month+.86%), 07/19/23	1,658,906
1,300,000	3.55% (ICE LIBOR USD 3 Month+1.11%), 07/14/21	1,322,293
1,140,000	3.59% (ICE LIBOR USD 3 Month+1.14%), 10/19/21	1,159,961
300,000	Sumitomo Mitsui Trust Bank Ltd. 3.35% (ICE LIBOR USD 3 Month+.91%), 10/18/19 144A	301,943
		47,444,752
Luxembourg: 0.1%
575,000	Allergan Funding SCS 3.59% (ICE LIBOR USD 3 Month+1.25%), 03/12/20	581,496
Mexico: 0.5%
3,160,000	Petroleos Mexicanos 5.98% (ICE LIBOR USD 3 Month+3.65%), 03/11/22	3,286,400
Netherlands: 2.8%
	ABN AMRO Bank NV
920,000	2.86% (ICE LIBOR USD 3 Month+.41%), 01/19/21 144A	919,742
1,300,000	2.88% (ICE LIBOR USD 3 Month+.57%), 08/27/21 144A	1,301,599
1,900,000	BNG Bank NV 2.54% (ICE LIBOR USD 3 Month+.10%), 07/14/20 144A	1,901,963
	Cooperatieve Rabobank UA
1,000,000	2.94% (ICE LIBOR USD 3 Month+.43%), 04/26/21	1,002,729
1,549,000	3.24% (ICE LIBOR USD 3 Month+.83%), 01/10/22	1,569,143
3,650,000	ING Groep NV 3.54% (ICE LIBOR USD 3 Month+1.15%), 03/29/22	3,706,243
400,000	Mondelez International Holdings Netherlands BV 3.12% (ICE LIBOR USD 3 Month+.61%), 10/28/19 144A	401,398
	Nederlandse Waterschapsbank NV
650,000	2.35% (ICE LIBOR USD 3 Month+.02%), 03/15/19 144A	650,040
1,000,000	2.36% (ICE LIBOR USD 3 Month+.02%), 08/09/19 144A	1,000,394
	Shell International Finance BV
416,000	2.68% (ICE LIBOR USD 3 Month+.35%), 09/12/19	417,106
Principal Amount			Value

Netherlands: (continued)
	$674,000	2.79% (ICE LIBOR USD 3 Month+.45%), 05/11/20	$678,255
		Siemens Financieringsmaatschappij NV
	700,000	2.67% (ICE LIBOR USD 3 Month+.34%), 03/16/20 144A	701,301
	2,900,000	2.94% (ICE LIBOR USD 3 Month+.61%), 03/16/22 144A	2,931,953
			17,181,866
New Zealand: 0.2%
	1,460,000	ASB Bank Ltd. 3.30% (ICE LIBOR USD 3 Month+.97%), 06/14/23 144A	1,469,093
Norway: 0.1%
USD	750,000	DNB Bank ASA 2.77% (ICE LIBOR USD 3 Month+.37%), 10/02/20 144A	751,455
Singapore: 0.5%
		DBS Group Holdings Ltd.
	950,000	2.82% (ICE LIBOR USD 3 Month+.49%), 06/08/20 144A	952,603
	675,000	2.94% (ICE LIBOR USD 3 Month+.50%), 07/16/19 144A	675,604
	900,000	3.11% (ICE LIBOR USD 3 Month+.62%), 07/25/22 144A	903,576
	700,000	United Overseas Bank Ltd. 2.96% (ICE LIBOR USD 3 Month+.48%), 04/23/21 144A	700,867
			3,232,650
South Korea: 0.2%
	750,000	Industrial Bank of Korea 3.16% (ICE LIBOR USD 3 Month+.60%), 08/02/21 144A	752,652
	510,000	KEB Hana Bank 3.13% (ICE LIBOR USD 3 Month+.72%), 04/05/20 144A	510,918
			1,263,570
Spain: 0.8%
		Banco Santander SA
	1,670,000	3.40% (ICE LIBOR USD 3 Month+1.09%), 02/23/23	1,672,165
	1,700,000	3.55% (ICE LIBOR USD 3 Month+1.12%), 04/12/23	1,705,605
	1,600,000	3.98% (ICE LIBOR USD 3 Month+1.56%), 04/11/22	1,634,910
			5,012,680
Sweden: 1.0%
		Skandinaviska Enskilda Banken AB
	1,450,000	2.74% (ICE LIBOR USD 3 Month+.43%), 05/17/21 144A	1,449,595
	325,000	2.90% (ICE LIBOR USD 3 Month+.57%), 09/13/19 144A	326,200
		Svenska Handelsbanken AB
	700,000	2.69% (ICE LIBOR USD 3 Month+.36%), 09/08/20	701,594

See Notes to Financial Statements

52

Principal Amount		Value

Sweden: (continued)
$1,600,000	2.78% (ICE LIBOR USD 3 Month+.47%), 05/24/21	$1,608,576
350,000	2.81% (ICE LIBOR USD 3 Month+.49%), 09/06/19	350,912
1,750,000	Swedbank AB 3.03% (ICE LIBOR USD 3 Month+.70%), 03/14/22 144A	1,764,644
		6,201,521
Switzerland: 3.2%
	Credit Suisse Group AG
1,600,000	3.53% (ICE LIBOR USD 3 Month+1.20%), 12/14/22 (c) 144A	1,613,208
2,550,000	3.57% (ICE LIBOR USD 3 Month+1.24%), 06/12/23 (c) 144A	2,556,760
	UBS AG
1,175,000	2.63% (ICE LIBOR USD 3 Month+.32%), 05/28/19 144A	1,176,482
1,297,000	2.80% (ICE LIBOR USD 3 Month+.48%), 11/01/20 (c) 144A	1,298,603
2,100,000	2.91% (ICE LIBOR USD 3 Month+.58%), 05/08/20 (c) 144A	2,108,159
400,000	2.96% (ICE LIBOR USD 3 Month+.64%), 08/14/19 †	401,466
1,740,000	UBS Group Funding Jersey Ltd. 4.07% (ICE LIBOR USD 3 Month+1.53%), 02/01/22 144A	1,785,846
	UBS Group Funding Switzerland AG
4,200,000	3.26% (ICE LIBOR USD 3 Month+.95%), 08/15/22 (c) 144A	4,211,891
3,370,000	3.53% (ICE LIBOR USD 3 Month+1.22%), 05/23/22 (c) 144A	3,406,497
930,000	4.22% (ICE LIBOR USD 3 Month+1.78%), 04/14/21 144A	957,618
		19,516,530
United Kingdom: 6.1%
	Barclays Plc
1,300,000	2.88% (ICE LIBOR USD 3 Month+.46%), 12/11/20 (c)	1,297,714
2,627,000	4.04% (ICE LIBOR USD 3 Month+1.62%), 01/10/22 (c)	2,669,370
1,255,000	4.45% (ICE LIBOR USD 3 Month+2.11%), 08/10/21	1,298,365
1,272,000	Credit Suisse Group Funding Guernsey Ltd. 4.73% (ICE LIBOR USD 3 Month+2.29%), 04/16/21	1,322,930
700,000	Diageo Capital Plc 2.56% (ICE LIBOR USD 3 Month+.24%), 05/18/20	700,821
1,200,000	GlaxoSmithKline Capital Plc 2.67% (ICE LIBOR USD 3 Month+.35%), 05/14/21	1,202,780
Principal Amount		Value

United Kingdom: (continued)
	HSBC Holdings Plc
$2,500,000	2.92% (ICE LIBOR USD 3 Month+.60%), 05/18/20 (c)	$2,503,334
6,805,000	3.32% (ICE LIBOR USD 3 Month+1.00%), 05/18/23 (c)	6,791,322
4,263,000	3.91% (ICE LIBOR USD 3 Month+1.50%), 01/05/22	4,366,811
1,300,000	3.97% (ICE LIBOR USD 3 Month+1.66%), 05/25/21	1,336,996
1,236,000	4.57% (ICE LIBOR USD 3 Month+2.24%), 03/08/21	1,284,256
1,500,000	Lloyds Bank PLC 2.83% (ICE LIBOR USD 3 Month+.49%), 05/07/21	1,502,492
2,330,000	Reckitt Benckiser Treasury Services Plc 2.93% (ICE LIBOR USD 3 Month+.56%), 06/24/22 144A	2,327,314
5,240,000	Royal Bank of Scotland Group Plc 3.78% (ICE LIBOR USD 3 Month+1.47%), 05/15/22 (c)	5,269,787
500,000	Standard Chartered Plc 3.45% (ICE LIBOR USD 3 Month+1.13%), 08/19/19 144A	503,183
3,640,000	Vodafone Group Plc 3.43% (ICE LIBOR USD 3 Month+.99%), 01/16/24	3,630,936
		38,008,411
United States: 64.4%
	American Express Co.
1,050,000	2.84% (ICE LIBOR USD 3 Month+.53%), 04/17/21 (c)	1,051,753
555,000	2.85% (ICE LIBOR USD 3 Month+.33%), 09/29/20 (c)	555,150
1,650,000	3.10% (ICE LIBOR USD 3 Month+.75%), 07/03/23 (c)	1,647,445
	American Express Credit Corp.
450,000	2.68% (ICE LIBOR USD 3 Month+.33%), 04/03/19 (c)	450,397
50,000	2.89% (ICE LIBOR USD 3 Month+.55%), 03/18/19	50,072
663,000	3.38% (ICE LIBOR USD 3 Month+1.05%), 08/14/20 (c)	672,747
	American Honda Finance Corp.
400,000	2.40% (ICE LIBOR USD 3 Month+.06%), 05/08/19	399,950
450,000	2.46% (ICE LIBOR USD 3 Month+.15%), 02/21/20	450,302
900,000	2.59% (ICE LIBOR USD 3 Month+.26%), 06/16/20	900,591
450,000	2.66% (ICE LIBOR USD 3 Month+.34%), 02/14/20	450,611
930,000	Anheuser-Busch InBev Finance, Inc. 3.82% (ICE LIBOR USD 3 Month+1.26%), 02/01/21	950,105
1,721,000	Anheuser-Busch InBev Worldwide, Inc. 3.17% (ICE LIBOR USD 3 Month+.74%), 01/12/24	1,721,281

See Notes to Financial Statements

53

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

United States: (continued)
	Apple, Inc.
$350,000	2.41% (ICE LIBOR USD 3 Month+.07%), 05/11/20	$350,065
350,000	2.54% (ICE LIBOR USD 3 Month+.20%), 02/07/20	350,778
350,000	2.59% (ICE LIBOR USD 3 Month+.25%), 02/07/20	350,889
335,000	2.64% (ICE LIBOR USD 3 Month+.30%), 05/06/20	336,404
730,000	2.64% (ICE LIBOR USD 3 Month+.30%), 05/06/19	731,076
2,548,000	2.69% (ICE LIBOR USD 3 Month+.35%), 05/11/22	2,568,399
3,422,000	2.84% (ICE LIBOR USD 3 Month+.50%), 02/09/22	3,468,101
660,000	3.44% (ICE LIBOR USD 3 Month+1.13%), 02/23/21	675,041
	AT&T, Inc.
1,900,000	3.07% (ICE LIBOR USD 3 Month+.75%), 06/01/21	1,915,426
625,000	3.09% (ICE LIBOR USD 3 Month+.65%), 01/15/20	627,416
931,000	3.32% (ICE LIBOR USD 3 Month+.93%), 06/30/20	939,534
1,900,000	3.39% (ICE LIBOR USD 3 Month+.95%), 07/15/21	1,921,355
12,300,000	3.51% (ICE LIBOR USD 3 Month+1.18%), 06/12/24	12,343,453
3,140,000	Athene Global Funding 3.63% (ICE LIBOR USD 3 Month+1.23%), 07/01/22 144A	3,196,377
	Bank of America Corp.
1,650,000	2.86% (ICE LIBOR USD 3 Month+.38%), 01/23/21 (c)	1,639,982
2,900,000	3.02% (ICE LIBOR USD 3 Month+.65%), 06/25/21 (c)	2,901,621
2,200,000	3.05% (ICE LIBOR USD 3 Month+.65%), 10/01/20 (c)	2,208,297
5,075,000	3.11% (ICE LIBOR USD 3 Month+.79%), 03/05/23 (c)	5,042,469
5,150,000	3.11% (ICE LIBOR USD 3 Month+.77%), 02/05/25 (c)	5,040,769
1,700,000	3.13% (ICE LIBOR USD 3 Month+.66%), 07/21/20 (c)	1,707,792
661,000	3.27% (ICE LIBOR USD 3 Month+.87%), 04/01/19	662,974
1,700,000	3.44% (ICE LIBOR USD 3 Month+.96%), 07/23/23 (c)	1,701,165
606,000	3.48% (ICE LIBOR USD 3 Month+1.04%), 01/15/19	607,199
5,184,000	3.49% (ICE LIBOR USD 3 Month+1.00%), 04/24/22 (c)	5,237,780
2,538,000	3.63% (ICE LIBOR USD 3 Month+1.16%), 01/20/22 (c)	2,578,856
1,600,000	3.65% (ICE LIBOR USD 3 Month+1.18%), 10/21/21 (c)	1,625,330
600,000	3.87% (ICE LIBOR USD 3 Month+1.42%), 04/19/21	614,177
Principal Amount		Value

United States: (continued)
$2,200,000	Bank of America NA 2.56% (ICE LIBOR USD 3 Month+.25%), 08/28/19 (c)	$2,201,185
	BAT Capital Corp.
1,050,000	2.91% (ICE LIBOR USD 3 Month+.59%), 08/14/20 144A	1,053,445
2,500,000	3.19% (ICE LIBOR USD 3 Month+.88%), 07/15/22 (c) 144A	2,512,659
	Bayer US Finance II LLC
1,600,000	3.00% (ICE LIBOR USD 3 Month+.63%), 05/25/21 (c) 144A	1,601,210
4,295,000	3.34% (ICE LIBOR USD 3 Month+1.01%), 11/15/23 (c) 144A	4,280,993
665,000	BB&T Corp. 2.90% (ICE LIBOR USD 3 Month+.57%), 06/15/20	668,599
	BMW US Capital LLC
885,000	2.69% (ICE LIBOR USD 3 Month+.37%), 08/14/20 144A	887,111
750,000	2.79% (ICE LIBOR USD 3 Month+.38%), 04/06/20 144A	752,447
905,000	2.82% (ICE LIBOR USD 3 Month+.50%), 08/13/21 144A	906,149
900,000	2.84% (ICE LIBOR USD 3 Month+.41%), 04/12/21 144A	899,513
499,000	Branch Banking & Trust Co. 2.89% (ICE LIBOR USD 3 Month+.45%), 12/15/19 (c)	500,389
592,000	Campbell Soup Co. 2.83% (ICE LIBOR USD 3 Month+.50%), 03/16/20	591,058
415,000	Capital One Financial Corp. 3.10% (ICE LIBOR USD 3 Month+.76%), 04/12/20 (c)	417,088
1,415,000	Capital One NA 3.67% (ICE LIBOR USD 3 Month+1.15%), 01/30/22 (c)	1,422,443
	Caterpillar Financial Services Corp.
500,000	2.49% (ICE LIBOR USD 3 Month+.18%), 05/15/20	499,929
1,525,000	2.56% (ICE LIBOR USD 3 Month+.23%), 03/15/21	1,526,621
416,000	2.92% (ICE LIBOR USD 3 Month+.51%), 01/10/20	417,965
400,000	Cisco Systems, Inc. 2.68% (ICE LIBOR USD 3 Month+.34%), 09/20/19	401,140
	Citibank NA
800,000	2.60% (ICE LIBOR USD 3 Month+.26%), 09/18/19	800,679
1,600,000	2.69% (ICE LIBOR USD 3 Month+.35%), 01/12/21 (c)	1,600,110
850,000	2.77% (ICE LIBOR USD 3 Month+.30%), 10/20/20	850,135
490,000	2.83% (ICE LIBOR USD 3 Month+.50%), 06/12/20	492,339
1,200,000	2.86% (ICE LIBOR USD 3 Month+.32%), 04/01/20 (c)	1,202,004

See Notes to Financial Statements

54

Principal Amount		Value

United States: (continued)
$1,050,000	3.05% (ICE LIBOR USD 3 Month+.57%), 06/23/21 (c)	$1,053,806
	Citigroup, Inc.
1,755,000	2.86% (ICE LIBOR USD 3 Month+.55%), 08/25/36	1,456,002
750,000	3.20% (ICE LIBOR USD 3 Month+.79%), 12/10/19 (c)	754,136
800,000	3.25% (ICE LIBOR USD 3 Month+.93%), 06/07/19	803,549
3,400,000	3.34% (ICE LIBOR USD 3 Month+1.02%), 06/01/23 (c)	3,412,448
2,570,000	3.40% (ICE LIBOR USD 3 Month+1.07%), 11/08/21 (c)	2,611,518
5,113,000	3.41% (ICE LIBOR USD 3 Month+1.10%), 05/17/23 (c)	5,146,777
2,600,000	3.44% (ICE LIBOR USD 3 Month+.95%), 07/24/22 (c)	2,611,791
4,313,000	3.45% (ICE LIBOR USD 3 Month+.96%), 03/25/22 (c)	4,359,499
2,200,000	3.65% (ICE LIBOR USD 3 Month+1.25%), 07/01/25 (c)	2,209,724
929,000	3.75% (ICE LIBOR USD 3 Month+1.19%), 08/02/21	944,791
6,755,000	3.75% (ICE LIBOR USD 3 Month+1.43%), 09/01/22 (c)	6,900,866
1,300,000	3.77% (ICE LIBOR USD 3 Month+1.38%), 03/30/21	1,327,063
	Comcast Corp.
1,100,000	2.74% (ICE LIBOR USD 3 Month+.33%), 10/01/20	1,100,495
1,000,000	3.04% (ICE LIBOR USD 3 Month+.63%), 04/15/24	995,133
531,000	Conagra Brands, Inc. 2.91% (ICE LIBOR USD 3 Month+.50%), 10/09/20	529,650
1,800,000	ConocoPhillips Co. 3.21% (ICE LIBOR USD 3 Month+.90%), 05/15/22	1,832,599
1,100,000	Consolidated Edison Co of New York, Inc. 2.77% (ICE LIBOR USD 3 Month+.40%), 06/25/21	1,103,545
	CVS Health Corp.
850,000	2.96% (ICE LIBOR USD 3 Month+.63%), 03/09/20	852,934
1,290,000	3.05% (ICE LIBOR USD 3 Month+.72%), 03/09/21	1,297,306
	Daimler Finance North America LLC
1,200,000	2.76% (ICE LIBOR USD 3 Month+.45%), 02/22/21 144A	1,199,344
490,000	2.87% (ICE LIBOR USD 3 Month+.53%), 05/05/20 144A	491,137
735,000	2.89% (ICE LIBOR USD 3 Month+.55%), 05/04/21 144A	735,618
851,000	Dollar Tree, Inc. 3.15% (ICE LIBOR USD 3 Month+.70%), 04/17/19 (c)	851,754
Principal Amount		Value

United States: (continued)
	Dominion Energy, Inc.
$500,000	2.87% (ICE LIBOR USD 3 Month+.55%), 06/01/19 144A	$500,863
500,000	2.91% (ICE LIBOR USD 3 Month+.60%), 12/03/18 (c) 144A	500,071
834,000	DXC Technology Co. 3.27% (ICE LIBOR USD 3 Month+.95%), 11/13/18 (c)	834,022
833,000	EI du Pont de Nemours & Co. 3.07% (ICE LIBOR USD 3 Month+.53%), 05/01/20	836,981
750,000	EQT Corp. 3.17% (ICE LIBOR USD 3 Month+.77%), 11/16/18 (c)	749,866
1,650,000	Exxon Mobil Corp. 2.69% (ICE LIBOR USD 3 Month+.37%), 03/06/22	1,658,132
	Ford Motor Credit Co. LLC
650,000	3.22% (ICE LIBOR USD 3 Month+.81%), 04/05/21	644,834
1,700,000	3.31% (ICE LIBOR USD 3 Month+.88%), 10/12/21	1,666,719
787,000	3.41% (ICE LIBOR USD 3 Month+1.00%), 01/09/20	787,335
2,020,000	3.43% (ICE LIBOR USD 3 Month+1.08%), 08/03/22	1,973,721
2,050,000	3.55% (ICE LIBOR USD 3 Month+1.24%), 02/15/23	1,999,023
	General Dynamics Corp.
400,000	2.63% (ICE LIBOR USD 3 Month+.29%), 05/11/20	401,100
600,000	2.72% (ICE LIBOR USD 3 Month+.38%), 05/11/21	602,184
	General Electric Capital Corp.
1,532,000	2.72% (ICE LIBOR USD 3 Month+.38%), 05/05/26	1,380,174
2,248,000	3.33% (ICE LIBOR USD 3 Month+1.00%), 03/15/23	2,222,950
1,331,000	General Mills, Inc. 2.98% (ICE LIBOR USD 3 Month+.54%), 04/16/21	1,330,343
650,000	General Motors Co. 3.14% (ICE LIBOR USD 3 Month+.80%), 08/07/20	651,393
	General Motors Financial Co., Inc.
650,000	3.26% (ICE LIBOR USD 3 Month+.85%), 04/09/21	650,182
1,185,000	3.37% (ICE LIBOR USD 3 Month+.93%), 04/13/20	1,190,736
1,705,000	3.70% (ICE LIBOR USD 3 Month+1.31%), 06/30/22	1,718,204
1,590,000	3.99% (ICE LIBOR USD 3 Month+1.55%), 01/14/22	1,612,286
606,000	Gilead Sciences, Inc. 2.59% (ICE LIBOR USD 3 Month+.25%), 09/20/19	606,339
	Goldman Sachs Group, Inc.
8,964,000	3.06% (ICE LIBOR USD 3 Month+.75%), 02/23/23	8,960,331

See Notes to Financial Statements

55

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

United States: (continued)
	Goldman Sachs Group, Inc. (continued)
$1,000,000	3.11% (ICE LIBOR USD 3 Month+.73%), 12/27/19 (c)	$1,003,499
620,000	3.13% (ICE LIBOR USD 3 Month+.80%), 12/13/19	623,752
4,100,000	3.31% (ICE LIBOR USD 3 Month+.78%), 10/31/21 (c)	4,115,998
2,511,000	3.37% (ICE LIBOR USD 3 Month+1.05%), 06/05/22 (c)	2,528,971
4,250,000	3.48% (ICE LIBOR USD 3 Month+1.17%), 11/15/20 (c)	4,303,027
5,058,000	3.48% (ICE LIBOR USD 3 Month+1.17%), 05/15/25 (c)	5,046,308
2,532,000	3.49% (ICE LIBOR USD 3 Month+1.00%), 07/24/22 (c)	2,550,214
450,000	3.50% (ICE LIBOR USD 3 Month+1.02%), 10/23/19	453,130
350,000	3.53% (ICE LIBOR USD 3 Month+1.04%), 04/25/19	351,581
1,350,000	3.53% (ICE LIBOR USD 3 Month+1.20%), 08/15/20 (c)	1,369,132
6,015,000	3.62% (ICE LIBOR USD 3 Month+1.11%), 04/26/21 (c)	6,077,681
1,000,000	3.64% (ICE LIBOR USD 3 Month+1.16%), 03/23/20 (c)	1,011,260
1,300,000	3.85% (ICE LIBOR USD 3 Month+1.36%), 03/23/21 (c)	1,326,193
6,094,000	3.92% (ICE LIBOR USD 3 Month+1.60%), 11/29/23	6,305,149
745,000	4.08% (ICE LIBOR USD 3 Month+1.77%), 02/25/21	765,726
3,295,000	4.26% (ICE LIBOR USD 3 Month+1.75%), 10/28/26 (c)	3,401,018
	Halfmoon Parent, Inc.
850,000	2.68% (ICE LIBOR USD 3 Month+.35%), 03/17/20 144A	850,480
3,450,000	2.98% (ICE LIBOR USD 3 Month+.65%), 09/17/19 (c) 144A	3,450,387
2,150,000	3.33% (ICE LIBOR USD 3 Month+.89%), 06/15/23 (c) † 144A	2,149,678
1,310,000	Hartford Financial Services Group, Inc. 4.44% (ICE LIBOR USD 3 Month+2.12%), 12/03/18 (c) 144A	1,208,475
2,950,000	Hewlett Packard Enterprise Co. 3.06% (ICE LIBOR USD 3 Month+.72%), 09/20/19 (c)	2,951,659
540,000	Home Depot, Inc. 2.47% (ICE LIBOR USD 3 Month+.15%), 06/05/20	540,975
800,000	Hyundai Capital America 3.35% (ICE LIBOR USD 3 Month+.94%), 07/08/21 144A	803,188
	IBM Credit LLC
584,000	2.47% (ICE LIBOR USD 3 Month+.15%), 09/06/19	584,710
650,000	2.73% (ICE LIBOR USD 3 Month+.26%), 01/20/21	651,721
Principal Amount		Value

United States: (continued)
	Intel Corp.
$608,000	2.42% (ICE LIBOR USD 3 Month+.08%), 05/11/20	$607,942
2,806,000	2.69% (ICE LIBOR USD 3 Month+.35%), 05/11/22	2,821,889
	International Business Machines Corp.
500,000	2.74% (ICE LIBOR USD 3 Month+.23%), 01/27/20	501,151
1,435,000	2.92% (ICE LIBOR USD 3 Month+.58%), 11/06/21	1,451,245
650,000	Jackson National Life Global Funding 2.81% (ICE LIBOR USD 3 Month+.48%), 06/11/21 144A	652,722
	John Deere Capital Corp.
842,000	2.57% (ICE LIBOR USD 3 Month+.24%), 03/12/21	843,741
500,000	2.59% (ICE LIBOR USD 3 Month+.18%), 01/07/20	500,244
	JPMorgan Chase & Co.
2,193,000	2.88% (ICE LIBOR USD 3 Month+.55%), 03/09/20 (c)	2,196,539
3,850,000	2.95% (ICE LIBOR USD 3 Month+.61%), 06/18/21 (c)	3,851,934
1,400,000	3.00% (ICE LIBOR USD 3 Month+.68%), 06/01/20 (c)	1,402,603
1,700,000	3.21% (ICE LIBOR USD 3 Month+.73%), 04/23/23 (c)	1,685,577
1,700,000	3.26% (ICE LIBOR USD 3 Month+.85%), 01/10/24 (c)	1,687,937
1,990,000	3.31% (ICE LIBOR USD 3 Month+1.00%), 12/03/18 (c) †	1,713,888
3,350,000	3.37% (ICE LIBOR USD 3 Month+.89%), 07/23/23 (c)	3,352,636
4,150,000	3.39% (ICE LIBOR USD 3 Month+.90%), 04/25/22 (c)	4,181,562
1,000,000	3.42% (ICE LIBOR USD 3 Month+1.10%), 05/07/21 (c)	1,017,423
919,000	3.43% (ICE LIBOR USD 3 Month+.95%), 01/23/20	926,987
1,700,000	3.44% (ICE LIBOR USD 3 Month+1.00%), 01/15/22 (c)	1,717,204
650,000	3.71% (ICE LIBOR USD 3 Month+1.21%), 09/29/20 (c)	661,421
6,855,000	3.72% (ICE LIBOR USD 3 Month+1.23%), 10/24/22 (c)	6,980,301
955,000	3.80% (ICE LIBOR USD 3 Month+1.48%), 02/01/21 (c)	978,790
	JPMorgan Chase Bank NA
1,600,000	2.54% (ICE LIBOR USD 3 Month+.23%), 09/01/19 (c)	1,600,556
1,393,000	2.59% (ICE LIBOR USD 3 Month+.25%), 02/13/19 (c)	1,393,499
1,350,000	2.83% (ICE LIBOR USD 3 Month+.29%), 02/01/20 (c)	1,349,960
1,615,000	2.85% (ICE LIBOR USD 3 Month+.34%), 04/26/20 (c)	1,615,664
440,000	2.96% (ICE LIBOR USD 3 Month+.59%), 08/23/19 (c)	441,513

See Notes to Financial Statements

56

Principal Amount		Value

United States: (continued)
	Kraft Heinz Foods Co.
$1,281,000	2.91% (ICE LIBOR USD 3 Month+.57%), 02/10/21	$1,283,775
1,725,000	3.16% (ICE LIBOR USD 3 Month+.82%), 08/10/22	1,732,043
1,500,000	McDonald’s Corp. 2.94% (ICE LIBOR USD 3 Month+.43%), 10/28/21	1,504,965
500,000	Medtronic, Inc. 3.13% (ICE LIBOR USD 3 Month+.80%), 03/15/20	504,229
863,000	Merck & Co., Inc. 2.72% (ICE LIBOR USD 3 Month+.38%), 02/10/20	865,419
	Metropolitan Life Global Funding I
840,000	2.56% (ICE LIBOR USD 3 Month+.22%), 09/19/19 144A	840,790
1,270,000	2.64% (ICE LIBOR USD 3 Month+.23%), 01/08/21 144A	1,269,125
	Morgan Stanley
2,700,000	2.89% (ICE LIBOR USD 3 Month+.55%), 02/10/20 (c)	2,701,856
2,330,000	3.12% (ICE LIBOR USD 3 Month+.80%), 02/14/19 (c)	2,333,127
450,000	3.22% (ICE LIBOR USD 3 Month+.74%), 07/23/19	451,572
6,947,000	3.40% (ICE LIBOR USD 3 Month+.93%), 07/22/21 (c)	6,980,070
6,105,000	3.56% (ICE LIBOR USD 3 Month+1.22%), 05/08/23 (c)	6,173,240
10,310,000	3.65% (ICE LIBOR USD 3 Month+1.18%), 01/20/21 (c)	10,429,390
528,000	3.65% (ICE LIBOR USD 3 Month+1.14%), 01/27/20	533,175
1,304,000	3.87% (ICE LIBOR USD 3 Month+1.40%), 04/21/21	1,331,688
8,597,000	3.89% (ICE LIBOR USD 3 Month+1.40%), 10/24/22 (c)	8,758,841
1,900,000	NBCUniversal Enterprise, Inc. 2.80% (ICE LIBOR USD 3 Month+.40%), 04/01/21 144A	1,900,191
	New York Life Global Funding
350,000	2.55% (ICE LIBOR USD 3 Month+.12%), 04/12/19 144A	350,094
400,000	2.57% (ICE LIBOR USD 3 Month+.10%), 01/21/20 144A	400,370
	NextEra Energy Capital Holdings, Inc.
700,000	2.64% (ICE LIBOR USD 3 Month+.32%), 09/03/19	700,916
310,000	2.71% (ICE LIBOR USD 3 Month+.40%), 08/28/19 (c)	310,231
	Nissan Motor Acceptance Corp.
300,000	2.85% (ICE LIBOR USD 3 Month+.52%), 09/13/19 144A	300,625
1,700,000	3.33% (ICE LIBOR USD 3 Month+.89%), 01/13/22 144A	1,710,114
585,000	Oracle Corp. 2.92% (ICE LIBOR USD 3 Month+.51%), 10/08/19 †	587,577
Principal Amount		Value

United States: (continued)
$800,000	Phillips 66 2.91% (ICE LIBOR USD 3 Month+.60%), 03/01/19 (c)	$800,596
	PNC Bank NA
600,000	2.68% (ICE LIBOR USD 3 Month+.36%), 05/19/20	601,226
1,135,000	3.01% (ICE LIBOR USD 3 Month+.50%), 07/27/22	1,137,601
1,500,000	QUALCOMM, Inc. 3.25% (ICE LIBOR USD 3 Month+.73%), 01/30/23	1,500,646
625,000	Regions Bank 2.84% (ICE LIBOR USD 3 Month+.50%), 08/13/20 (c)	625,483
390,000	Roche Holdings, Inc. 2.73% (ICE LIBOR USD 3 Month+.34%), 09/30/19 144A	390,869
	Sempra Energy
475,000	2.69% (ICE LIBOR USD 3 Month+.25%), 07/15/19	475,004
1,100,000	2.78% (ICE LIBOR USD 3 Month+.45%), 03/15/21	1,099,639
931,000	2.94% (ICE LIBOR USD 3 Month+.50%), 01/14/19 (c)	931,068
600,000	Southern Co. 2.80% (ICE LIBOR USD 3 Month+.49%), 02/14/19 (c) 144A	600,188
700,000	Southern Power Co. 2.89% (ICE LIBOR USD 3 Month+.55%), 12/20/18 (c) 144A	699,950
536,000	State Street Corp. 3.22% (ICE LIBOR USD 3 Month+.90%), 08/18/20	542,808
600,000	Synchrony Bank 3.01% (ICE LIBOR USD 3 Month+.62%), 03/30/20	599,086
965,000	The Charles Schwab Corp. 2.63% (ICE LIBOR USD 3 Month+.32%), 04/21/21 (c)	966,944
	Toyota Motor Credit Corp.
780,000	2.46% (ICE LIBOR USD 3 Month+.14%), 11/14/19	780,139
950,000	2.51% (ICE LIBOR USD 3 Month+.17%), 09/18/20	949,364
650,000	2.68% (ICE LIBOR USD 3 Month+.24%), 07/15/20	650,705
450,000	2.70% (ICE LIBOR USD 3 Month+.37%), 03/12/20	451,245
900,000	2.71% (ICE LIBOR USD 3 Month+.26%), 04/17/20	902,747
1,000,000	2.72% (ICE LIBOR USD 3 Month+.28%), 04/13/21	1,000,524
2,057,000	2.81% (ICE LIBOR USD 3 Month+.48%), 09/08/22	2,068,910
415,000	2.88% (ICE LIBOR USD 3 Month+.44%), 10/18/19	416,563
1,834,000	United Parcel Service, Inc. 2.85% (ICE LIBOR USD 3 Month+.45%), 04/01/23	1,838,944

See Notes to Financial Statements

57

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

United States: (continued)
$2,000,000	United Technologies Corp. 2.97% (ICE LIBOR USD 3 Month+.65%), 08/16/19 (c)	$2,002,396
	US Bank NA
769,000	2.46% (ICE LIBOR USD 3 Month+.15%), 04/24/19 (c)	769,235
453,000	2.57% (ICE LIBOR USD 3 Month+.12%), 12/17/19 (c)	452,837
1,700,000	2.74% (ICE LIBOR USD 3 Month+.25%), 06/24/20 (c)	1,701,456
1,250,000	2.83% (ICE LIBOR USD 3 Month+.32%), 03/26/21 (c)	1,252,329
	Verizon Communications, Inc.
885,000	2.86% (ICE LIBOR USD 3 Month+.55%), 05/22/20	889,259
4,440,000	3.33% (ICE LIBOR USD 3 Month+1.00%), 03/16/22	4,513,404
6,050,000	3.41% (ICE LIBOR USD 3 Month+1.10%), 03/15/25 (c)	6,086,335
600,000	Vulcan Materials Co. 2.97% (ICE LIBOR USD 3 Month+.65%), 03/01/21	601,092
1,000,000	Wabtec Corp. 3.38% (ICE LIBOR USD 3 Month+1.05%), 09/15/19 (c)	1,001,824
	Walmart, Inc.
1,000,000	2.41% (ICE LIBOR USD 3 Month+.04%), 06/23/20	1,000,643
1,000,000	2.60% (ICE LIBOR USD 3 Month+.23%), 06/23/21	1,004,701
	Walt Disney Co.
581,000	2.51% (ICE LIBOR USD 3 Month+.19%), 06/05/20	582,326
1,415,000	2.71% (ICE LIBOR USD 3 Month+.39%), 03/04/22	1,426,176
	Wells Fargo & Co.
550,000	3.20% (ICE LIBOR USD 3 Month+.68%), 01/30/20	552,710
6,850,000	3.27% (ICE LIBOR USD 3 Month+.93%), 02/11/21 (c)	6,907,941
976,000	3.35% (ICE LIBOR USD 3 Month+.88%), 07/22/20	984,475
1,498,000	3.53% (ICE LIBOR USD 3 Month+1.02%), 07/26/21	1,521,880
4,270,000	3.60% (ICE LIBOR USD 3 Month+1.11%), 01/24/22 (c)	4,320,548
1,344,000	3.66% (ICE LIBOR USD 3 Month+1.34%), 03/04/21	1,371,753
6,850,000	3.76% (ICE LIBOR USD 3 Month+1.23%), 10/31/22 (c)	6,950,216
	Wells Fargo Bank NA
800,000	2.67% (ICE LIBOR USD 3 Month+.23%), 01/15/20	799,920
950,000	2.75% (ICE LIBOR USD 3 Month+.31%), 01/15/21	948,281
350,000	2.91% (ICE LIBOR USD 3 Month+.60%), 05/24/19	350,867
Principal Amount		Value

United States: (continued)
$800,000	2.97% (ICE LIBOR USD 3 Month+.65%), 12/06/19	$803,583
1,550,000	2.98% (ICE LIBOR USD 3 Month+.50%), 07/23/20 (c)	1,551,454
		400,077,767
Total Floating Rate Notes (Cost: $618,581,148)		618,025,110

Number of Shares

MONEY MARKET FUND: 0.2% (Cost: $1,166,630)
1,166,630	Dreyfus Government Cash Management Fund — Institutional Shares	1,166,630
Total Investments Before Collateral for Securities Loaned: 99.7% (Cost: $619,747,778)		619,191,740

Principal Amount

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.9%
Repurchase Agreements: 0.9%
$1,310,743	Repurchase agreement dated 10/31/18 with Citigroup Global Markets, Inc., 2.22%, due 11/1/18, proceeds $1,310,824; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 10/1/19 to 9/9/49, valued at $1,336,958 including accrued interest)	1,310,743
1,310,743	Repurchase agreement dated 10/31/18 with HSBC Securities USA, Inc., 2.21%, due 11/1/18, proceeds $1,310,823; (collateralized by various U.S. government and agency obligations, 2.50% to 5.00%, due 7/1/23 to 1/1/57, valued at $1,336,958 including accrued interest)	1,310,743
275,594	Repurchase agreement dated 10/31/18 with J.P. Morgan Securities LLC , 2.19%, due 11/1/18, proceeds $275,611; (collateralized by various U.S. government and agency obligations, 0.00% to 3.13%, due 11/30/18 to 9/9/49, valued at $281,106 including accrued interest)	275,594

See Notes to Financial Statements

58

Principal Amount		Value

Repurchase Agreements: (continued)
$1,310,743	Repurchase agreement dated 10/31/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.22%, due 11/1/18, proceeds $1,310,824; (collateralized by various U.S. government and agency obligations, 2.50% to 4.50%, due 3/1/32 to 11/1/48, valued at $1,336,958 including accrued interest)	$1,310,743
1,310,743	Repurchase agreement dated 10/31/18 with Nomura Securities International, Inc., 2.21%, due 11/1/18, proceeds $1,310,823; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 11/8/18 to 9/20/68, valued at $1,336,958 including accrued interest)	1,310,743
Principal Amount	Value

Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: $5,518,566)	$5,518,566
Total Investments: 100.6% (Cost: $625,266,344)	624,710,306
Liabilities in excess of other assets: (0.6)%	(3,836,862)
NET ASSETS: 100.0%	$620,873,444

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $5,358,092.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $111,057,241, or 17.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	0.1%	$836,981
Communications	6.6	40,864,751
Consumer, Cyclical	5.8	35,904,368
Consumer, Non-cyclical	5.5	33,768,012
Energy	1.8	11,234,815
Financial	73.2	453,302,099
Industrial	2.2	13,869,294
Technology	3.5	21,323,315
Utilities	1.1	6,921,475
Money Market Fund	0.2	1,166,630
	100.0%	$619,191,740

The summary of inputs used to value the Fund’s investments as of October 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Floating Rate Notes*	$—	$618,025,110	$—	$618,025,110
Money Market Fund	1,166,630	—	—	1,166,630
Repurchase Agreements	—	5,518,566	—	5,518,566
Total	$1,166,630	$623,543,676	$—	$624,710,306

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2018.

See Notes to Financial Statements

59

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2018 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 0.8%
Colombia: 0.3%
		Empresas Públicas de Medellín ESP
COP	3,596,000,000	7.63%, 06/10/24 (c) Reg S	$1,068,515
	19,762,000,000	8.38%, 02/01/21 Reg S	6,127,009
	19,450,000,000	Financiera de Desarrollo Territorial SA Findeter 7.88%, 05/12/24 (c) Reg S	6,240,408
			13,435,932
Germany: 0.0%
ZAR	20,000,000	Landwirtschaftliche Rentenbank 8.25%, 05/23/22 Reg S	1,347,939
Ireland: 0.1%
RUB	134,900,000	RusHydro Via RusHydro Capital Markets DAC 8.13%, 09/28/22 Reg S	2,017,405
Mexico: 0.1%
		Petróleos Mexicanos
MXN	28,330,000	7.19%, 09/12/24 Reg S	1,182,346
	109,600,000	7.65%, 11/24/21 Reg S	5,075,453
			6,257,799
South Africa: 0.3%
		Eskom Holdings Ltd.
ZAR	77,330,000	0.00%, 08/18/27 ^	1,562,704
	11,000,000	7.50%, 09/15/33	541,157
	25,350,000	7.85%, 04/02/26	1,479,580
		Transnet Ltd.
	21,000,000	9.50%, 08/19/25	1,310,529
	85,800,000	10.80%, 11/06/23	5,958,234
	5,000,000	13.50%, 04/18/28	378,803
			11,231,007
Total Corporate Bonds (Cost: $51,763,244)			34,290,082
GOVERNMENT OBLIGATIONS: 97.0%
Argentina: 3.2%
		Argentine Bonos del Tesoro
ARS	2,677,489,000	15.50%, 10/17/26 †	62,576,059
	1,608,868,000	16.00%, 10/17/23 †	39,983,802
	1,748,687,463	18.20%, 10/03/21 †	40,173,166
			142,733,027
Brazil: 9.8%
		Brazil Letras do Tesouro Nacional
BRL	171,170,000	0.00%, 01/01/20 ^	42,516,748
	152,740,000	0.00%, 04/01/20 ^	37,158,030
	340,280,000	0.00%, 07/01/20 ^	81,057,545
	158,289,000	0.00%, 07/01/21 ^	34,339,402
	151,700,000	0.00%, 01/01/22 ^	31,279,401
	37,210,000	0.00%, 07/01/22 ^	7,301,224
		Brazil Notas do Tesouro Nacional, Series F
	186,951,000	10.00%, 01/01/21	52,110,248
	232,413,000	10.00%, 01/01/23	64,148,827
	149,165,000	10.00%, 01/01/25	40,762,157
Principal Amount			Value

Brazil: (continued)
BRL	135,890,000	10.00%, 01/01/27	$36,597,098
	21,660,000	10.00%, 01/01/29	5,780,852
		Brazilian Government International Bonds
	4,980,000	8.50%, 01/05/24 †	1,332,313
	6,370,000	10.25%, 01/10/28	1,897,075
	3,360,000	12.50%, 01/05/22	1,016,186
			437,297,106
Chile: 3.0%
		Bonos de la Tesoreria de la Republica de Chile
CLP	6,425,000,000	4.50%, 02/28/21	9,350,256
	16,195,000,000	4.50%, 03/01/21	23,556,837
	23,105,000,000	4.50%, 03/01/26	33,219,754
	3,420,000,000	4.70%, 09/01/30 Reg S 144A	4,929,073
	22,935,000,000	5.00%, 03/01/35	33,115,780
	14,850,000,000	6.00%, 01/01/43	23,989,898
	260,000,000	Bonos del Banco Central de Chile 4.50%, 06/01/20	377,725
	2,501,000,000	Chile Government International Bonds 5.50%, 08/05/20	3,703,689
			132,243,012
Colombia: 4.8%
		Colombia Government International Bonds
COP	4,190,000,000	4.38%, 12/21/22 (c)	1,248,942
	5,863,000,000	7.75%, 04/14/21	1,907,053
	7,780,000,000	9.85%, 06/28/27	2,985,795
		Columbian TES
	88,248,100,000	6.00%, 04/28/28	25,272,169
	47,941,000,000	6.25%, 11/26/25	14,474,023
	115,680,900,000	7.00%, 05/04/22	37,290,423
	70,582,700,000	7.00%, 06/30/32	21,014,659
	116,637,700,000	7.50%, 08/26/26	37,502,002
	70,442,100,000	7.75%, 09/18/30	22,631,224
	88,891,800,000	10.00%, 07/24/24	32,192,678
	52,981,300,000	11.00%, 07/24/20	18,030,494
			214,549,462
Czech Republic: 3.0%
		Czech Republic Government Bonds
CZK	156,850,000	0.00%, 02/10/20	6,742,125
	181,730,000	0.25%, 02/10/27	6,869,413
	191,900,000	0.45%, 10/25/23 Reg S	7,842,110
	240,400,000	0.95%, 05/15/30 Reg S	9,134,283
	270,270,000	1.00%, 06/26/26 Reg S	10,911,787
	19,290,000	1.50%, 10/29/19 Reg S	844,879
	390,100,000	2.40%, 09/17/25 Reg S	17,448,437
	383,030,000	2.50%, 08/25/28 Reg S	17,302,829
	297,530,000	3.75%, 09/12/20 Reg S	13,540,539
	297,600,000	3.85%, 09/29/21 Reg S	13,812,624
	287,600,000	4.70%, 09/12/22 Reg S	13,959,025
	303,330,000	5.70%, 05/25/24 Reg S	16,069,104
			134,477,155

See Notes to Financial Statements

60

Principal Amount			Value

Dominican Republic: 3.0%
		Dominican Republic International Bonds
DOP	6,489,600,000	8.90%, 02/15/23 Reg S	$129,528,036
	167,000,000	8.90%, 02/15/23 144A	3,333,207
			132,861,243
Germany: 0.1%
		Kreditanstalt fuer Wiederaufbau
ZAR	38,470,000	7.88%, 01/15/20	2,619,472
TRY	5,850,000	9.25%, 05/22/20 Reg S	874,041
			3,493,513
Hungary: 3.4%
		Hungary Government Bonds
HUF	2,262,530,000	0.50%, 04/21/21 †	7,752,572
	1,946,740,000	1.00%, 09/23/20	6,823,602
	4,505,720,000	1.75%, 10/26/22 †	15,459,516
	2,658,330,000	2.50%, 10/27/21	9,493,081
	2,021,660,000	2.75%, 12/22/26	6,719,827
	3,715,050,000	3.00%, 06/26/24 †	13,052,527
	4,399,050,000	3.00%, 10/27/27	14,726,154
	2,872,180,000	3.50%, 06/24/20	10,452,835
	4,873,550,000	5.50%, 06/24/25 †	19,412,672
	4,060,000,000	6.00%, 11/24/23 †	16,537,249
	1,215,300,000	6.75%, 10/22/28	5,291,656
	3,934,540,000	7.00%, 06/24/22 †	16,055,275
	2,932,960,000	7.50%, 11/12/20	11,588,381
			153,365,347
Indonesia: 8.5%
		Indonesia Treasury Bonds
IDR	340,950,000,000	5.63%, 05/15/23	20,173,295
	410,481,000,000	6.13%, 05/15/28	22,795,500
	304,543,000,000	6.63%, 05/15/33	16,556,802
	346,127,000,000	7.00%, 05/15/22	21,987,335
	466,471,000,000	7.00%, 05/15/27	27,722,845
	191,500,000,000	7.50%, 08/15/32	11,229,880
	257,810,000,000	7.50%, 05/15/38	14,626,616
	424,323,000,000	8.25%, 07/15/21	28,123,858
	176,084,000,000	8.25%, 06/15/32	11,047,466
	371,250,000,000	8.25%, 05/15/36	22,949,001
	544,703,000,000	8.38%, 03/15/24	35,561,107
	495,867,000,000	8.38%, 09/15/26	32,299,346
	369,189,000,000	8.38%, 03/15/34	23,289,105
	271,450,000,000	8.75%, 05/15/31	17,844,706
	383,252,000,000	9.00%, 03/15/29	25,846,273
	137,861,000,000	9.50%, 07/15/31	9,563,432
	104,022,000,000	10.50%, 08/15/30	7,700,604
	56,580,000,000	11.00%, 11/15/20	3,971,356
	86,452,000,000	11.00%, 09/15/25	6,404,272
	18,425,000,000	12.80%, 06/15/21	1,351,722
		Perusahaan Penerbit SBSN
	60,400,000,000	8.25%, 09/15/20	4,025,451
	77,690,000,000	8.75%, 08/15/23	5,190,091
	142,680,000,000	8.88%, 11/15/31	9,276,457
			379,536,520
Principal Amount			Value

Malaysia: 3.9%
		Malaysia Government Bonds
MYR	28,300,000	3.23%, 04/15/20	$6,737,929
	3,460,000	3.42%, 08/15/22	816,363
	45,853,000	3.49%, 03/31/20	10,956,933
	39,566,000	3.62%, 11/30/21	9,441,547
	47,185,000	3.66%, 10/15/20	11,307,869
	40,500,000	3.73%, 06/15/28	9,398,226
	19,140,000	3.76%, 04/20/23	4,564,079
	40,342,000	3.80%, 08/17/23	9,608,829
	58,862,000	3.90%, 11/16/27	13,750,765
	38,628,000	3.90%, 11/30/26	9,095,549
	42,395,000	3.95%, 04/14/22	10,173,179
	54,997,000	3.96%, 09/15/25	13,044,981
	44,970,000	4.06%, 09/30/24	10,771,317
	28,970,000	4.09%, 11/30/23	6,984,307
	55,700,000	4.16%, 07/15/21	13,483,540
	43,818,000	4.18%, 07/15/24	10,572,814
	11,659,000	4.25%, 05/31/35	2,637,483
	45,090,000	4.26%, 07/26/27	10,818,497
	39,987,000	4.76%, 04/07/37	9,467,416
			173,631,623
Mexico: 8.7%
		Mexican Bonos
MXN	461,521,000	5.00%, 12/11/19	21,951,590
	446,132,000	5.75%, 03/05/26	18,446,923
	874,771,000	6.50%, 06/10/21	41,100,544
	874,220,000	6.50%, 06/09/22	40,345,959
	227,094,000	7.25%, 12/09/21	10,787,733
	803,338,300	7.50%, 06/03/27	36,530,848
	424,867,000	7.75%, 05/29/31	19,144,716
	290,724,000	7.75%, 11/23/34	12,890,568
	609,929,800	7.75%, 11/13/42	26,233,216
	743,307,900	8.00%, 06/11/20	36,396,797
	563,363,000	8.00%, 12/07/23	27,061,231
	287,778,000	8.00%, 11/07/47	12,760,484
	229,627,000	8.50%, 05/31/29	11,041,395
	383,054,900	8.50%, 11/18/38	18,073,624
	733,961,200	10.00%, 12/05/24	38,437,009
	271,031,000	10.00%, 11/20/36	14,619,962
			385,822,599
Peru: 2.9%
		Peru Government Bonds
PEN	58,243,000	5.70%, 08/12/24	17,994,033
	62,250,000	6.15%, 08/12/32 Reg S 144A	18,468,603
	75,790,000	6.35%, 08/12/28	23,427,879
	51,673,000	6.90%, 08/12/37	16,044,033
	75,147,000	6.95%, 08/12/31	23,879,737
	24,203,000	7.84%, 08/12/20	7,870,199
	68,415,000	8.20%, 08/12/26	23,690,002
			131,374,486
Philippines: 2.9%
		Philippine Government International Bonds
PHP	1,755,500,000	3.90%, 11/26/22	30,633,959
	2,508,500,000	4.95%, 01/15/21	46,347,685
	3,107,500,000	6.25%, 01/14/36	53,723,364
			130,705,008

See Notes to Financial Statements

61

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Poland: 8.3%
		Republic of Poland Government Bond
PLN	52,950,000	0.00%, 07/25/20 ^	$13,498,238
	120,251,000	1.50%, 04/25/20	31,413,967
	121,738,000	1.75%, 07/25/21	31,818,952
	108,523,000	2.00%, 04/25/21	28,540,567
	111,877,000	2.25%, 04/25/22	29,364,226
	115,862,000	2.50%, 01/25/23	30,413,189
	138,836,000	2.50%, 07/25/26	34,966,788
	130,548,000	2.50%, 07/25/27 †	32,466,545
	68,388,000	2.75%, 04/25/28	17,207,914
	107,175,000	3.25%, 07/25/25	28,607,140
	107,183,000	4.00%, 10/25/23	29,988,743
	68,829,000	5.25%, 10/25/20	19,267,556
	65,316,000	5.75%, 10/25/21	18,984,106
	79,764,000	5.75%, 09/23/22	23,548,657
			370,086,588
Romania: 2.9%
		Romania Government Bonds
RON	50,530,000	2.25%, 02/26/20 †	12,053,296
	49,875,000	3.25%, 03/22/21	11,859,490
	50,240,000	3.25%, 04/29/24	11,309,920
	46,675,000	3.40%, 03/08/22 †	10,911,585
	49,315,000	3.50%, 12/19/22	11,499,165
	29,370,000	4.25%, 06/28/23	7,020,008
	49,965,000	4.75%, 02/24/25 †	12,104,373
	50,770,000	5.75%, 04/29/20	12,685,778
	53,880,000	5.80%, 07/26/27	13,908,004
	52,660,000	5.85%, 04/26/23 †	13,424,142
	51,550,000	5.95%, 06/11/21	13,016,813
			129,792,574
Russia: 5.4%
		Russian Federal Bonds
RUB	520,744,000	6.40%, 05/27/20	7,770,128
	644,110,000	6.50%, 02/28/24	9,032,727
	245,927,000	6.80%, 12/11/19	3,711,687
	374,925,000	6.90%, 05/23/29	5,077,513
	1,033,600,000	7.00%, 12/15/21	15,260,458
	603,425,000	7.00%, 01/25/23	8,835,486
	1,012,909,000	7.00%, 08/16/23	14,706,517
	1,435,783,000	7.05%, 01/19/28	19,962,167
	1,435,233,000	7.10%, 10/16/24	20,584,918
	468,998,000	7.25%, 05/10/34	6,380,484
	1,312,555,000	7.40%, 12/07/22	19,516,818
	1,021,135,000	7.50%, 08/18/21	15,319,200
	564,975,000	7.60%, 04/14/21	8,535,385
	589,825,000	7.60%, 07/20/22	8,843,068
	1,433,312,000	7.70%, 03/23/33	20,450,750
	1,440,762,000	7.75%, 09/16/26	21,115,469
	1,432,105,000	8.15%, 02/03/27	21,413,934
	1,023,512,000	8.50%, 09/17/31	15,588,318
			242,105,027
South Africa: 7.4%
		Republic of South Africa Government Bonds
ZAR	391,286,000	6.25%, 03/31/36	18,290,204
	367,841,000	6.50%, 02/28/41	16,781,994
	181,209,000	6.75%, 03/31/21	11,998,788
Principal Amount			Value

South Africa: (continued)
ZAR	431,995,000	7.00%, 02/28/31	$23,290,649
	33,527,000	7.25%, 01/15/20	2,288,453
	182,046,000	7.75%, 02/28/23 †	11,932,774
	496,539,000	8.00%, 01/31/30	29,530,490
	385,815,000	8.25%, 03/31/32	22,776,495
	471,146,000	8.50%, 01/31/37	27,534,709
	525,925,000	8.75%, 01/31/44	30,770,152
	803,598,000	8.75%, 02/28/48	46,851,267
	325,517,000	8.88%, 02/28/35	19,879,833
	338,240,000	9.00%, 01/31/40	20,397,936
	638,204,000	10.50%, 12/21/26	45,874,188
			328,197,932
Supranational: 2.6%
		European Bank for Reconstruction and Development
RUB	14,000,000	6.00%, 07/24/23 Reg S	204,633
IDR	37,700,000,000	6.25%, 07/25/22	2,289,534
	29,900,000,000	6.45%, 12/13/22	1,814,842
ZAR	91,450,000	7.50%, 09/10/20 † Reg S	6,156,018
IDR	107,630,000,000	9.25%, 12/02/20	7,113,031
		European Investment Bank
BRL	6,170,000	0.00%, 08/27/21 ^	1,342,799
PLN	12,560,000	2.75%, 08/25/26 Reg S	3,189,388
	8,110,000	3.00%, 05/24/24 Reg S	2,158,464
MXN	115,480,000	4.00%, 02/25/20 Reg S	5,349,226
PLN	31,700,000	4.25%, 10/25/22	8,751,999
MXN	141,040,000	4.75%, 01/19/21 Reg S	6,367,938
IDR	56,300,000,000	5.20%, 03/01/22 Reg S	3,349,484
	26,400,000,000	5.75%, 01/24/25 144A	1,516,022
ZAR	5,200,000	7.25%, 02/28/23	337,632
MXN	9,120,000	7.63%, 01/12/22	432,199
ZAR	206,265,000	8.13%, 12/21/26	13,430,968
	24,900,000	8.50%, 09/17/24 Reg S	1,668,115
TRY	37,520,000	8.75%, 09/18/21 Reg S	5,202,352
	5,850,000	9.13%, 10/07/20 Reg S	852,581
	1,700,000	9.25%, 10/03/24 Reg S	226,864
	3,650,000	10.75%, 11/15/19	599,342
		Inter-American Development Bank
MXN	129,870,000	7.50%, 12/05/24	5,997,453
IDR	23,290,000,000	7.88%, 03/14/23	1,497,262
		International Bank for Reconstruction & Development
PLN	11,010,000	1.50%, 10/30/20	2,871,990
RUB	220,000,000	7.25%, 11/23/20	3,332,726
MXN	100,908,000	7.50%, 03/05/20	4,900,648
COP	11,600,000,000	8.00%, 03/02/20	3,742,397
		International Finance Corp.
RUB	130,000,000	5.25%, 03/22/22	1,868,231
	206,600,000	6.25%, 06/07/21 Reg S	3,088,412
	291,500,000	6.75%, 02/03/20	4,409,649
MXN	82,800,000	7.00%, 07/20/27	3,541,621
	40,600,000	7.50%, 01/18/28	1,835,130
	90,400,000	7.75%, 01/18/30	3,956,423
RUB	229,800,000	11.00%, 01/21/20 Reg S	3,640,656
			117,036,029

See Notes to Financial Statements

62

Principal Amount			Value

Thailand: 7.0%
		Thailand Government Bonds
THB	812,812,000	1.88%, 06/17/22	$24,180,017
	863,014,000	2.00%, 12/17/22	25,700,557
	911,343,000	2.13%, 12/17/26	26,272,795
	196,680,000	2.40%, 12/17/23	5,926,867
	506,300,000	2.55%, 06/26/20	15,417,423
	148,150,000	2.88%, 12/17/28	4,483,667
	527,506,000	2.88%, 06/17/46	14,393,642
	812,719,000	3.40%, 06/17/36	25,031,402
	18,863,000	3.58%, 12/17/27	604,616
	816,572,000	3.63%, 06/16/23	25,978,000
	1,238,265,000	3.65%, 12/17/21	39,055,849
	783,872,000	3.65%, 06/20/31	24,947,111
	606,419,000	3.78%, 06/25/32	19,385,743
	821,758,000	3.85%, 12/12/25	26,751,036
	824,000	4.75%, 12/20/24	27,988
	905,422,000	4.88%, 06/22/29	32,059,149
			310,215,862
Turkey: 3.3%
		Turkey Government International Bonds
TRY	72,668,000	7.10%, 03/08/23	8,462,133
	51,292,000	7.40%, 02/05/20	7,744,192
	57,655,000	8.00%, 03/12/25	6,502,946
	41,560,000	8.50%, 09/14/22	5,355,116
	51,947,000	8.80%, 09/27/23	6,406,114
	49,250,000	9.00%, 07/24/24	6,187,782
	26,984,000	9.20%, 09/22/21	3,669,589
	57,295,000	9.40%, 07/08/20	8,456,261
	43,347,000	9.50%, 01/12/22	5,720,755
	33,432,000	10.40%, 03/20/24	4,367,466
	42,527,000	10.50%, 01/15/20	6,750,980
	75,669,000	10.50%, 08/11/27	9,243,737
	87,114,000	10.60%, 02/11/26	11,100,494
	61,768,000	10.70%, 02/17/21	8,862,897
	60,759,000	10.70%, 08/17/22	8,316,912
	69,487,000	11.00%, 03/02/22	9,660,445
	70,499,000	11.00%, 02/24/27	8,887,708
	62,497,000	12.20%, 01/18/23	8,833,656
	41,360,000	12.40%, 03/08/28	5,742,702
	28,520,000	16.20%, 06/14/23	4,616,501
			144,888,386
Uruguay: 2.9%
		Uruguay Government International Bonds
UYU	1,205,470,000	8.50%, 03/15/28 Reg S	31,592,388
	968,845,000	8.50%, 03/15/28 144A	25,391,032
	290,788,000	9.88%, 06/20/22 144A	8,747,344
	2,160,600,000	9.88%, 06/20/22 Reg S	64,994,127
			130,724,891
Total Government Obligations (Cost: $4,900,110,655)			4,325,137,390
Number of Shares			Value

MONEY MARKET FUND: 0.1% (Cost: $4,913,949)
	4,913,949	Dreyfus Government Cash Management Fund — Institutional Shares	$4,913,949
Total Investments Before Collateral for Securities Loaned: 97.9% (Cost: $4,956,787,848)			4,364,341,421

Principal Amount

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.8%
Repurchase Agreements: 2.8%
USD	29,400,693	Repurchase agreement dated 10/31/18 with Citigroup Global Markets, Inc., 2.22%, due 11/1/18, proceeds $29,402,506; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 10/1/19 to 9/9/49, valued at $29,988,707 including accrued interest)	29,400,693
	5,943,372	Repurchase agreement dated 10/31/18 with Credit Agricole CIB, 2.19%, due 11/1/18, proceeds $5,943,734; (collateralized by various U.S. government and agency obligations, 2.00% due 12/31/21, valued at $6,062,241 including accrued interest)	5,943,372
	29,400,693	Repurchase agreement dated 10/31/18 with HSBC Securities USA, Inc., 2.21%, due 11/1/18, proceeds $29,402,498; (collateralized by various U.S. government and agency obligations, 2.50% to 5.00%, due 7/1/23 to 1/1/57, valued at $29,988,707 including accrued interest)	29,400,693

See Notes to Financial Statements

63

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Repurchase Agreements: (continued)
USD	29,400,693	Repurchase agreement dated 10/31/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.22%, due 11/1/18, proceeds $29,402,506; (collateralized by various U.S. government and agency obligations, 2.50% to 4.50%, due 3/1/32 to 11/1/48, valued at $29,988,707 including accrued interest)	$29,400,693
Principal Amount			Value

Repurchase Agreements: (continued)
USD	29,400,693	Repurchase agreement dated 10/31/18 with Nomura Securities International, Inc., 2.21%, due 11/1/18, proceeds $29,402,498; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 11/8/18 to 9/20/68, valued at $29,988,707 including accrued interest)	$29,400,693
Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: $123,546,144)			123,546,144
Total Investments: 100.7% (Cost: $5,080,333,992)			4,487,887,565
Liabilities in excess of other assets: (0.7)%			(29,646,960)
NET ASSETS: 100.0%			$4,458,240,605

Definitions:
ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Footnotes:
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $112,721,661.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $62,385,281, or 1.4% of net assets.

See Notes to Financial Statements

64

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	0.1%	$6,257,799
Financial	0.2	7,588,347
Government	99.1	4,325,137,390
Industrial	0.2	7,647,566
Utilities	0.3	12,796,370
Money Market Fund	0.1	4,913,949
	100.0%	$4,364,341,421

The summary of inputs used to value the Fund’s investments as of October 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$34,290,082	$—	$34,290,082
Government Obligations*	—	4,325,137,390	—	4,325,137,390
Money Market Fund	4,913,949	—	—	4,913,949
Repurchase Agreements	—	123,546,144	—	123,546,144
Total	$4,913,949	$4,482,973,616	$—	$4,487,887,565

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2018.

See Notes to Financial Statements

65

VANECK VECTORS MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2018 (unaudited)

Number of Shares		Value

REAL ESTATE INVESTMENT TRUSTS: 99.9%
United States: 99.9%
139,087	AG Mortgage Investment Trust, Inc.	$2,406,205
598,079	AGNC Investment Corp.	10,669,729
1,696,452	Annaly Capital Management, Inc.	16,743,981
491,199	Anworth Mortgage Asset Corp.	2,141,628
349,637	Apollo Commercial Real Estate Finance, Inc.	6,541,708
356,633	Arbor Realty Trust, Inc. †	4,308,127
209,357	ARMOUR Residential REIT, Inc.	4,559,796
219,173	Blackstone Mortgage Trust, Inc. †	7,394,897
419,350	Capstead Mortgage Corp.	2,876,741
399,854	Chimera Investment Corp.	7,437,284
318,360	Colony Credit Real Estate, Inc.	6,793,802
358,967	Dynex Capital, Inc.	2,078,419
256,358	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,319,429
416,376	Invesco Mortgage Capital, Inc.	6,278,950
223,278	iStar Financial, Inc.	2,344,419
387,727	Ladder Capital Corp.	6,529,323
971,965	MFA Financial, Inc.	6,735,718
463,084	New Residential Investment Corp.	8,279,942
712,043	New York Mortgage Trust, Inc. †	4,371,944
297,430	Orchid Island Capital, Inc. †	1,945,192
276,313	PennyMac Mortgage Investment Trust	5,335,604
294,222	Redwood Trust, Inc.	4,831,125
359,669	Starwood Property Trust, Inc.	7,812,011
480,083	Two Harbors Investment Corp.	7,052,419
284,933	Western Asset Mortgage Capital Corp.	2,840,782
Total Real Estate Investment Trusts (Cost: $145,940,472)		143,629,175
MONEY MARKET FUND: 0.5% (Cost: $653,603)
653,603	Dreyfus Government Cash Management Fund — Institutional Shares	653,603
Total Investments Before Collateral for Securities Loaned: 100.4% (Cost: $146,594,075)		144,282,778

Principal Amount

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.9%
Repurchase Agreements: 6.9%
$2,347,384	Repurchase agreement dated 10/31/18 with Citigroup Global Markets, Inc., 2.22%, due 11/1/18, proceeds $2,347,529; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 10/1/19 to 9/9/49, valued at $2,394,332 including accrued interest)	2,347,384
Principal Amount		Value

Repurchase Agreements: (continued)
$2,347,384	Repurchase agreement dated 10/31/18 with Goldman Sachs and Co. LLC, 2.19%, due 11/1/18, proceeds $2,347,527; (collateralized by various U.S. government and agency obligations, 2.50% to 9.00%, due 11/25/27 to 9/1/48, valued at $2,394,332 including accrued interest)	$2,347,384
2,347,384	Repurchase agreement dated 10/31/18 with HSBC Securities USA, Inc., 2.21%, due 11/1/18, proceeds $2,347,528; (collateralized by various U.S. government and agency obligations, 2.50% to 5.00%, due 7/1/23 to 1/1/57, valued at $2,394,332 including accrued interest)	2,347,384
493,471	Repurchase agreement dated 10/31/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.20%, due 11/1/18, proceeds $493,501; (collateralized by various U.S. government and agency obligations, 0.13% to 2.50%, due 4/30/20 to 9/9/49, valued at $503,340 including accrued interest)	493,471
2,347,384	Repurchase agreement dated 10/31/18 with Nomura Securities International, Inc., 2.21%, due 11/1/18, proceeds $2,347,528; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 11/8/18 to 9/20/68, valued at $2,394,332 including accrued interest)	2,347,384
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $9,883,007)		9,883,007
Total Investments: 107.3% (Cost: $156,477,082)		154,165,785
Liabilities in excess of other assets: (7.3)%		(10,443,230)
NET ASSETS: 100.0%		$143,722,555

See Notes to Financial Statements

66

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $9,620,709.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	97.9%	$141,284,756
Real Estate	1.6	2,344,419
Money Market Fund	0.5	653,603
	100.0%	$144,282,778

The summary of inputs used to value the Fund’s investments as of October 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks	$143,629,175	$—	$—	$143,629,175
Money Market Fund	653,603	—	—	653,603
Repurchase Agreements	—	9,883,007	—	9,883,007
Total	$144,282,778	$9,883,007	$—	$154,165,785

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2018.

See Notes to Financial Statements

67

VANECK VECTORS PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

October 31, 2018 (unaudited)

Number of Shares		Value

PREFERRED SECURITIES: 100.0%
Basic Materials: 2.0%
181,521	International Flavors & Fragrances, Inc. 6.00%, 09/15/21	$10,451,979
Communications: 13.5%
	AT&T, Inc.
565,118	5.35%, 11/01/22 (c) †	13,319,831
352,530	5.63%, 08/01/23 (c)	8,344,385
320,482	eBay, Inc. 6.00%, 03/01/21 (c)	8,053,713
	Qwest Corp.
331,166	6.13%, 11/30/18 (c) †	7,090,264
417,695	6.50%, 09/01/21 (c)	9,214,352
175,198	6.63%, 09/15/20 (c) †	4,055,834
282,025	6.75%, 06/15/22 (c) †	6,523,238
213,655	6.88%, 10/01/19 (c)	5,170,451
128,193	United States Cellular Corp. 7.25%, 12/01/20 (c)	3,239,437
213,655	Verizon Communications, Inc. 5.90%, 02/15/19 (c)	5,437,520
		70,449,025
Consumer, Non-cyclical: 10.1%
528,796	Becton Dickinson and Co. 6.13%, 05/01/20	31,024,461
	CHS, Inc.
210,451	6.75% (ICE LIBOR USD 3 Month+4.16%), 09/30/24 (c)	5,303,365
179,471	7.10% (ICE LIBOR USD 3 Month+4.30%), 03/31/24 (c) †	4,619,584
221,133	7.50%, 01/21/25 (c)	5,866,659
221,823	7.88%, 09/26/23 (c)	5,980,348
		52,794,417
Energy: 4.7%
122,851	Algonquin Power & Utilities Corp. 6.88% (ICE LIBOR USD 3 Month+3.68%), 10/17/23 (c)	3,135,158
322,059	Blueknight Energy Partners LP 11.00%, 11/14/66 †	2,045,075
256,386	Enbridge, Inc. 6.38% (ICE LIBOR USD 3 Month+3.59%), 04/15/23 (c)	6,327,606
	Energy Transfer Operating LP
192,289	7.38% (ICE LIBOR USD 3 Month+4.53%), 05/15/23 (c)	4,757,230
190,153	7.63% (ICE LIBOR USD 3 Month+4.74%), 08/15/23 (c)	4,763,333
164,514	NuStar Energy LP 7.63% (ICE LIBOR USD 3 Month+5.64%), 06/15/22 (c)	3,448,213
		24,476,615
Industrial: 3.7%
122,852	Hess Corp. 8.00%, 02/01/19	7,799,873
147,423	Seaspan Corp. 6.38%, 04/30/19	3,713,585
320,482	Stanley Black & Decker, Inc. 5.75%, 11/30/18 (c) †	7,999,231
		19,512,689
Number of Shares		Value

Real Estate Investment Trusts: 27.6%
138,875	AGNC Investment Corp. 7.00% (ICE LIBOR USD 3 Month+5.11%), 10/15/22 (c) †	$3,513,538
	Annaly Capital Management, Inc.
181,607	6.50% (ICE LIBOR USD 3 Month+4.17%), 03/31/23 (c)	4,325,879
307,664	6.95% (ICE LIBOR USD 3 Month+4.99%), 09/30/22 (c)	7,731,596
196,562	7.50%, 11/30/18 (c)	4,971,053
193,892	CBL & Associates Properties, Inc. 7.38%, 11/30/18 (c) †	2,976,242
	Chimera Investment Corp.
111,100	7.75% (ICE LIBOR USD 3 Month+4.74%), 09/30/25 (c)	2,848,604
138,875	8.00% (ICE LIBOR USD 3 Month+5.79%), 03/30/24 (c)	3,592,696
	Colony Capital, Inc.
122,852	7.13%, 04/13/20 (c)	2,772,770
134,602	7.13%, 09/22/22 (c)	2,974,704
147,423	7.15%, 06/05/22 (c)	3,258,048
106,827	8.75%, 05/15/19 (c)	2,758,273
155,968	Digital Realty Trust, Inc. 7.38%, 03/26/19 (c)	3,975,624
132,466	Government Properties Income Trust 5.88%, 05/26/21 (c) †	3,271,910
122,852	Invesco Mortgage Capital, Inc. 7.50% (ICE LIBOR USD 3 Month+5.29%), 09/27/27 (c)	3,051,644
113,024	Kimco Realty Corp. 5.25%, 12/20/22 (c)	2,355,420
	National Retail Properties, Inc.
147,423	5.20%, 10/11/21 (c)	3,193,182
122,852	5.70%, 11/30/18 (c) †	2,925,106
171,993	NuStar Logistics LP 9.17% (ICE LIBOR USD 3 Month+6.73%), 11/30/18 (c) †	4,330,784
	Public Storage
149,559	4.90%, 10/14/21 (c) †	3,281,324
138,875	4.95%, 07/20/21 (c)	3,071,915
128,193	5.05%, 08/09/22 (c) †	2,948,439
119,647	5.15%, 06/02/22 (c)	2,726,755
213,655	5.20%, 11/30/18 (c)	4,882,017
211,519	5.38%, 11/30/18 (c)	4,947,429
128,193	5.40%, 01/20/21 (c)	3,039,456
122,852	5.63%, 11/30/18 (c) †	3,018,474
122,852	6.00%, 06/04/19 (c) †	3,133,955
121,784	6.38%, 03/17/19 (c)	3,111,581
137,589	RLJ Lodging Trust 1.95%, 01/31/67 †	3,508,520
	Senior Housing Properties Trust
1,455	5.63%, 11/30/18 (c) †	31,704
106,827	6.25%, 02/18/21 (c)	2,686,699
	Two Harbors Investment Corp.
126,056	7.25% (ICE LIBOR USD 3 Month+5.01%), 01/27/25 (c)	3,058,119
122,852	7.63% (ICE LIBOR USD 3 Month+5.35%), 07/27/27 (c)	3,031,987
457,587	VEREIT, Inc. 6.70%, 01/03/19 (c)	11,384,765

See Notes to Financial Statements

68

Number of Shares		Value

Real Estate Investment Trusts: (continued)
	Vornado Realty Trust
136,526	5.25%, 12/13/22 (c)	$2,992,650
128,193	5.40%, 11/30/18 (c) †	2,986,897
128,193	5.70%, 11/30/18 (c) †	3,029,201
117,511	Wells Fargo Real Estate Investment Corp. 6.38%, 12/11/19 (c) †	2,993,005
153,512	Welltower, Inc. 6.50%, 10/15/66	9,456,339
		144,148,304
Reinsurance: 5.4%
	Aspen Insurance Holdings Ltd.
106,827	5.63%, 01/01/27 (c) †	2,439,929
117,511	5.95% (ICE LIBOR USD 3 Month+4.06%), 07/01/23 (c)	2,942,475
235,022	Axis Capital Holdings Ltd. 5.50%, 11/07/21 (c) †	5,429,008
125,563	PartnerRe Ltd. 7.25%, 04/29/21 (c) †	3,375,133
	Reinsurance Group of America, Inc.
170,923	5.75% (ICE LIBOR USD 3 Month+4.04%), 06/15/26 (c) †	4,297,004
170,923	6.20% (ICE LIBOR USD 3 Month+4.37%), 09/15/22 (c)	4,495,275
	RenaissanceRe Holdings Ltd.
117,511	5.38%, 11/30/18 (c) †	2,759,158
106,827	5.75%, 06/30/23 (c)	2,601,237
		28,339,219
Technology: 0.8%
181,607	Pitney Bowes, Inc. 6.70%, 11/30/18 (c) †	4,122,479
Utilities: 32.2%
106,827	Alabama Power Co. 5.00%, 10/01/22 (c)	2,667,470
208,846	CenterPoint Energy, Inc. 7.00%, 09/01/21	10,362,939
119,646	CMS Energy Corp. 5.88%, 10/15/23 (c)	3,003,115
	Dominion Energy, Inc.
341,848	5.25%, 07/30/21 (c)	7,883,015
299,118	6.75%, 08/15/19	14,342,708
	DTE Energy Co.
170,923	5.25%, 12/01/22 (c)	3,914,137
128,193	5.38%, 06/01/21 (c)	2,949,721
144,218	6.50%, 10/01/19	7,691,146
	Duke Energy Corp.
213,655	5.13%, 11/30/18 (c) †	4,999,527
213,655	5.63%, 09/15/23 (c)	5,202,499
175,198	Entergy Arkansas, Inc. 4.88%, 09/01/21 (c)	3,828,076
115,374	Entergy Louisiana LLC 4.88%, 09/01/21 (c)	2,516,307
111,102	Entergy Mississippi, Inc. 4.90%, 10/01/21 (c)	2,402,025
115,374	Georgia Power Co. 5.00%, 10/01/22 (c)	2,663,986
Number of Shares		Value

Utilities: (continued)
	NextEra Energy Capital Holdings, Inc.
192,289	5.00%, 11/30/18 (c)	$4,239,972
213,655	5.13%, 11/30/18 (c)	4,875,607
243,567	5.25%, 06/01/21 (c) †	5,704,339
320,482	6.12%, 09/01/19 †	18,587,956
192,289	PPL Capital Funding, Inc. 5.90%, 11/30/18 (c)	4,795,688
170,923	SCE Trust II 5.10%, 11/30/18 (c)	3,666,298
138,875	SCE Trust IV 5.38% (ICE LIBOR USD 3 Month+3.13%), 09/15/25 (c)	3,303,836
128,193	SCE Trust V 5.45% (ICE LIBOR USD 3 Month+3.79%), 03/15/26 (c)	3,135,601
202,973	SCE Trust VI 5.00%, 06/26/22 (c)	4,286,790
184,278	Sempra Energy 6.00%, 01/15/21	18,273,006
	Southern Co.
341,848	5.25%, 10/01/21 (c) †	7,739,439
192,289	5.25%, 12/01/22 (c)	4,426,493
427,311	6.25%, 10/15/20 (c)	10,934,889
		168,396,585
Total Preferred Securities (Cost: $547,959,846)		522,691,312
SHORT-TERM INVESTMENTS: 1.4% (Cost: $7,487,226)
$7,487,226	Dreyfus Government Cash Management Fund — Institutional Shares	7,487,226
Total Investments Before Collateral for Securities Loaned: 101.4% (Cost: $555,447,072)		530,178,538

Principal Amount

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.2%
Repurchase Agreements: 3.2%
$4,043,321	Repurchase agreement dated 10/31/18 with Citigroup Global Markets, Inc. , 2.22%, due 11/1/18, proceeds $4,043,570; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 10/1/19 to 9/9/49, valued at $4,124,187 including accrued interest)	4,043,321
4,043,321	Repurchase agreement dated 10/31/18 with Daiwa Capital Markets America, Inc., 2.22%, due 11/1/18, proceeds $4,043,570; (collateralized by various U.S. government and agency obligations, 0.00% to 8.50%, due 11/8/18 to 9/9/49, valued at $4,124,187 including accrued interest)	4,043,321

See Notes to Financial Statements

69

VANECK VECTORS PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Repurchase Agreements: (continued)
$4,043,321	Repurchase agreement dated 10/31/18 with HSBC Securities USA, Inc., 2.21%, due 11/1/18, proceeds $4,043,569; (collateralized by various U.S. government and agency obligations, 2.50% to 5.00%, due 7/1/23 to 1/1/57, valued at $4,124,187 including accrued interest)	$4,043,321
850,166	Repurchase agreement dated 10/31/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.20%, due 11/1/18, proceeds $850,218; (collateralized by various U.S. government and agency obligations, 0.13% to 2.50%, due 4/30/20 to 9/9/49, valued at $867,169 including accrued interest)	850,166
Principal Amount		Value

Repurchase Agreements: (continued)
$4,043,321	Repurchase agreement dated 10/31/18 with Nomura Securities International, Inc. , 2.21%, due 11/1/18, proceeds $4,043,569; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 11/8/18 to 9/20/68, valued at $4,124,187 including accrued interest)	$4,043,321
Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: $17,023,450)		17,023,450
Total Investments: 104.6% (Cost: $572,470,522)		547,201,988
Liabilities in excess of other assets: (4.6)%		(24,217,468)
NET ASSETS: 100.0%		$522,984,520

Footnotes:

(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $16,553,618.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	2.0%	$10,451,979
Communications	13.3	70,449,025
Consumer, Non-cyclical	9.9	52,794,417
Energy	4.6	24,476,615
Financial	3.7	19,794,040
Industrial	3.7	19,512,689
Real Estate Investment Trusts	25.0	132,384,509
Reinsurance	3.8	20,308,974
Technology	0.8	4,122,479
Utilities	31.8	168,396,585
Money Market Fund	1.4	7,487,226
	100.0%	$530,178,538

The summary of inputs used to value the Fund’s investments as of October 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Preferred Securities*	$522,691,312	$—	$—	$522,691,312
Money Market Fund	7,487,226	—	—	7,487,226
Repurchase Agreements	—	17,023,450	—	17,023,450
Total	$530,178,538	$17,023,450	$—	$547,201,988

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2018.

See Notes to Financial Statements

70

[This Page Intentionally Left Blank.]

71

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2018 (unaudited)

	BDC Income ETF	ChinaAMC China Bond ETF		Emerging Markets Aggregate Bond ETF	Emerging Markets High Yield Bond ETF

Assets:
Investments, at value
Unaffiliated issuers (1)(2)	$210,088,194	$3,704,295		$14,878,991	$269,423,328
Short-term investments held as collateral for securities loaned (3)	27,401,340	—		223,543	18,677,487
Cash	—	74,245		—	843,433
Cash denominated in foreign currency, at value (4)	—	659,154	(a)	19,030	—
Receivables:
Investment securities sold	—	—		—	2,650,090
Shares sold	—	—		—	—
Due from Adviser	—	5,677		4,487	—
Interest	288,622	55,283		248,797	4,067,008
Prepaid expenses	2,184	73		194	4,516
Total assets	237,780,340	4,498,727		15,375,042	295,665,862

Liabilities:
Payables:
Investment securities purchased	—	—		—	4,238,618
Collateral for securities loaned	27,401,340	—		223,543	18,677,487
Line of credit	709,563	—		—	—
Due to Adviser	58,707	—		—	78,025
Due to custodian	9,394	—		—	—
Deferred Trustee fees	2,716	158		1,266	22,104
Accrued expenses	71,865	66,837		76,601	90,502
Total liabilities	28,253,585	66,995		301,410	23,106,736
NET ASSETS	$209,526,755	$4,431,732		$15,073,632	$272,559,126
Shares outstanding	13,100,000	200,000		750,000	12,000,000
Net asset value, redemption and offering price per share	$15.99	$22.16		$20.10	$22.71

Net assets consist of:
Aggregate paid in capital	$242,675,457	$4,856,225		$18,687,739	$332,830,123
Total distributable earnings (loss) (b)	(33,148,702)	(424,493)		(3,614,107)	(60,270,997)
	$209,526,755	$4,431,732		$15,073,632	$272,559,126
(1) Value of securities on loan	$26,975,470	$—		$209,663	$18,181,136
(2) Cost of investments	$227,887,991	$4,010,260		$16,217,547	$288,024,233
(3) Cost of short-term investments held as collateral for securities loaned	$27,401,340	$—		$223,543	$18,677,487
(4) Cost of cash denominated in foreign currency	$—	$667,099		$19,744	$—
(a)	Includes $665 of foreign investor minimum settlement reserve funds (See Note 2J)
(b)	Effective in the current reporting period, the aggregate of Net unrealized appreciation (depreciation), Undistributed (accumulated) net investment income (loss), and Accumulated net realized gain (loss) are reported as Total distributable earnings (loss). See Note 2 - F.

See Notes to Financial Statements

72

Fallen Angel High Yield Bond ETF	Green Bond ETF	International High Yield Bond ETF	Investment Grade Floating Rate ETF	J.P. Morgan EM Local Currency Bond ETF	Mortgage REIT Income ETF	Preferred Securities ex Financials ETF

$1,069,305,732	$25,133,292	$127,335,337	$619,191,740	$4,364,341,421	$144,282,778	$530,178,538
82,940,495	372,947	10,540,352	5,518,566	123,546,144	9,883,007	17,023,450
247,640	95,303	97,963	1,265,893	1,711,805	—	—
—	124,970	432,671	—	7,929,851	—	—

11,639,821	—	1,912,787	453,401	244,969,951	—	10,938,986
—	—	—	—	4,794	—	—
—	3,504	—	—	—	—	—
16,668,665	152,480	1,960,759	2,364,436	82,028,245	185,950	1,441,353
41,675	127	1,961	23,997	139,361	1,660	6,147
1,180,844,028	25,882,623	142,281,830	628,818,033	4,824,671,572	154,353,395	559,588,474

10,430,807	210,207	2,430,798	2,356,664	241,569,035	—	19,323,094
82,940,495	372,947	10,540,352	5,518,566	123,546,144	9,883,007	17,023,450
—	—	—	—	—	—	—
289,384	—	31,119	53,415	623,945	38,981	159,262
—	—	—	—	—	619,429	—
4,939	33	21,636	6,206	111,801	8,798	14,467
14,490	35,218	85,858	9,738	580,042	80,625	83,681
93,680,115	618,405	13,109,763	7,944,589	366,430,967	10,630,840	36,603,954
$1,087,163,913	$25,264,218	$129,172,067	$620,873,444	$4,458,240,605	$143,722,555	$522,984,520
38,300,000	1,000,000	5,400,000	24,600,000	137,800,000	6,250,000	27,900,000

$28.39	$25.26	$23.92	$25.24	$32.35	$23.00	$18.74

$1,121,576,719	$26,078,540	$144,911,677	$620,033,841	$5,307,033,617	$178,780,815	$583,911,734
(34,412,806)	(814,322)	(15,739,610)	839,603	(848,793,012)	(35,058,260)	(60,927,214)
$1,087,163,913	$25,264,218	$129,172,067	$620,873,444	$4,458,240,605	$143,722,555	$522,984,520
$80,126,240	$361,404	$9,967,004	$5,358,092	$112,721,661	$9,620,709	$16,553,618
$1,113,120,509	$25,951,246	$135,489,232	$619,747,778	$4,956,787,848	$146,594,075	$555,447,072
$82,940,495	$372,947	$10,540,352	$5,518,566	$123,546,144	$9,883,007	$17,023,450
$—	$129,767	$436,735	$—	$7,929,744	$—	$—

See Notes to Financial Statements

73

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended October 31, 2018 (unaudited)

	BDC Income ETF	ChinaAMC China Bond ETF	Emerging Markets Aggregate Bond ETF		Emerging Markets High Yield Bond ETF

Income:
Dividends	$9,298,876	$514	$1,826		$22,080
Interest	—	89,531	407,300		9,504,235
Securities lending income	225,937	—	575		90,370
Foreign taxes withheld	—	(6,194)	(7,202)		—
Total income	9,524,813	83,851	402,499		9,616,685

Expenses:
Management fees	398,935	9,234	27,912		631,244
Professional fees	29,665	32,755	34,262		37,133
Insurance	905	18	71		1,673
Trustees’ fees and expenses	2,392	39	113		4,914
Reports to shareholders	14,593	10,760	6,448		19,637
Indicative optimized portfolio value fee	2,523	3,576	3,576		3,576
Custodian fees	3,703	2,048	9,739		12,270
Registration fees	3,379	2,523	2,524		2,979
Transfer agent fees	1,212	1,212	1,212		1,212
Fund accounting fees	4,990	100	252		9,628
Interest	12,441	—	43		126
Other	6,444	2,123	4,095		8,678
Total expenses	481,182	64,388	90,247		733,070
Waiver of management fees	(69,806)	(9,234)	(27,912)		(101,700)
Expenses assumed by the Adviser	—	(43,611)	(32,233)		—
Net expenses	411,376	11,543	30,102		631,370
Net investment income	9,113,437	72,308	372,397		8,985,315

Net realized gain (loss) on:
Investments	(1,716,431)	(33,997)	(118,363)		(1,680,755)
In-kind redemptions	589,505	—	(143,223)		(2,630,345)
Foreign currency transactions and foreign denominated assets and liabilities	—	(16,806)	(6,964)		—
Net realized gain (loss)	(1,126,926)	(50,803)	(268,550)		(4,311,100)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,506,107)	(337,812)	(681,478	)(a)	(11,953,125)
Foreign currency transactions and foreign denominated assets and liabilities	—	(18,650)	(226)		—
Net change in unrealized appreciation (depreciation)	(1,506,107)	(356,462)	(681,704)		(11,953,125)
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,480,404	$(334,957)	$(577,857)		$(7,278,910)
(a) Net of foreign taxes of $3,525
(b) Net of foreign taxes of $735,478

See Notes to Financial Statements

74

Fallen Angel High Yield Bond ETF	Green Bond ETF	International High Yield Bond ETF	Investment Grade Floating Rate ETF	J.P. Morgan EM Local Currency Bond ETF		Mortgage REIT Income ETF	Preferred Securities ex Financials ETF

$53,450	$295	$75,872	$11,069	$37,304		$5,225,814	$17,052,902
32,859,162	157,031	3,770,955	7,339,509	150,568,640		—	—
534,159	143	89,179	9,683	399,977		30,101	403,933
—	(819)	—	(13,414)	(4,245,608)		(114)	—
33,446,771	156,650	3,936,006	7,346,847	146,760,313		5,255,801	17,456,835

2,315,628	34,439	314,920	861,549	6,526,948		288,369	1,070,732
35,976	24,779	36,577	20,562	67,299		36,673	39,824
5,206	67	699	1,517	22,639		676	2,323
13,447	168	2,060	3,719	65,758		1,810	6,328
24,492	12,917	13,360	9,681	155,140		11,881	23,167
3,576	2,822	3,576	3,576	3,576		1,687	2,523
28,831	5,123	31,020	13,110	1,903,911		2,892	11,595
14,761	2,898	3,796	9,617	79,786		2,523	5,251
3,222	1,118	1,212	1,212	1,212		1,212	1,212
30,131	306	4,191	6,468	122,171		4,068	13,532
42	—	—	—	25,720		14,136	38,324
14,181	1,853	3,827	3,829	70,766		3,852	12,605
2,489,493	86,490	415,238	934,840	9,044,926		369,779	1,227,416
(463,276)	(34,439)	(100,319)	(590,221)	(1,597,536)		(67,274)	(118,359)
—	(16,537)	—	—	—		—	—
2,026,217	35,514	314,919	344,619	7,447,390		302,505	1,109,057
31,420,554	121,136	3,621,087	7,002,228	139,312,923		4,953,296	16,347,778

(351,141)	(44,997)	(924,757)	(116,124)	(168,116,530)		(3,284,792)	(12,608,608)
5,750,111	—	(515,661)	83,220	(17,041,102)		773,159	249,424

—	(3,506)	(80,278)	—	(15,883,881)		84	—
5,398,970	(48,503)	(1,520,696)	(32,904)	(201,041,513)		(2,511,549)	(12,359,184)

(37,746,296)	(1,042,902)	(7,419,167)	(2,112,244)	(543,596,366	)(b)	4,014,930	933,793

—	(315)	32,644	—	845,433		(109)	—
(37,746,296)	(1,043,217)	(7,386,523)	(2,112,244)	(542,750,933)		4,014,821	933,793

$(926,772)	$(970,584)	$(5,286,132)	$4,857,080	$(604,479,523)		$6,456,568	$4,922,387

See Notes to Financial Statements

75

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	BDC Income ETF		ChinaAMC China Bond ETF
	For the Six Months Ended October 31, 2018	For the Year Ended April 30, 2018	For the Six Months Ended October 31, 2018	For the Year Ended April 30, 2018
	(unaudited)		(unaudited)

Operations:
Net investment income	$9,113,437	$16,415,931	$72,308	$152,302
Net realized gain (loss)	(1,126,926)	(7,149,825)	(50,803)	(316,223)
Net change in unrealized appreciation (depreciation)	(1,506,107)	(24,955,009)	(356,462)	720,058
Net increase (decrease) in net assets resulting from operations	6,480,404	(15,688,903)	(334,957)	556,137

Distributions to shareholders: (a)
Dividends and Distributions	(8,873,460)	(16,864,170)	(61,500)	—
Return of capital	—	—	—	(172,450)
Total Dividends and distributions	(8,873,460)	(16,864,170)	(61,500)	(172,450)

Share transactions:**
Proceeds from sale of shares	41,622,107	50,998,687	—	—
Cost of shares redeemed	(7,628,005)	(23,586,858)	—	(2,204,390)
Increase (Decrease) in net assets resulting from share transactions	33,994,102	27,411,829	—	(2,204,390)
Total increase (decrease) in net assets	31,601,046	(5,141,244)	(396,457)	(1,820,703)
Net Assets, beginning of period	177,925,709	183,066,953	4,828,189	6,648,892
Net Assets, end of period (b)	$209,526,755	$177,925,709	$4,431,732	$4,828,189

** Shares of Common Stock Issued (no par value)
Shares sold	2,500,000	2,900,000	—	—
Shares redeemed	(450,000)	(1,400,000)	—	(100,000)
Net increase (decrease)	2,050,000	1,500,000	—	(100,000)

(a)	Effective with the current reporting period, it is no longer required to present the sources of distributions to shareholders. See Note 2 – D.
(b)	Effective with the current reporting period, undistributed net income is no longer disclosed separately. See Note 2 – D.

See Notes to Financial Statements

76

Emerging Markets Aggregate Bond ETF		Emerging Markets High Yield Bond ETF		Fallen Angel High Yield Bond ETF
For the Six Months Ended October 31, 2018	For the Year Ended April 30, 2018	For the Six Months Ended October 31, 2018	For the Year Ended April 30, 2018	For the Six Months Ended October 31, 2018	For the Year Ended April 30, 2018
(unaudited)		(unaudited)		(unaudited)

$372,397	$670,966	$8,985,315	$19,877,935	$31,420,554	$54,727,332
(268,550)	(424,243)	(4,311,100)	(3,070,087)	5,398,970	18,729,137
(681,704)	319,780	(11,953,125)	(12,657,114)	(37,746,296)	(40,815,147)
(577,857)	566,503	(7,278,910)	4,150,734	(926,772)	32,641,322

(315,555)	(498,718)	(9,193,660)	(19,986,740)	(31,211,065)	(56,791,560)
—	(225,432)	—	—	—	—
(315,555)	(724,150)	(9,193,660)	(19,986,740)	(31,211,065)	(56,791,560)

6,178,120	—	—	97,684,846	40,570,488	585,632,345
(5,203,724)	—	(82,646,414)	(83,096,656)	(144,375,465)	(193,755,686)
974,396	—	(82,646,414)	14,588,190	(103,804,977)	391,876,659
80,984	(157,647)	(99,118,984)	(1,247,816)	(135,942,814)	367,726,421
14,992,648	15,150,295	371,678,110	372,925,926	1,223,106,727	855,380,306
$15,073,632	$14,992,648	$272,559,126	$371,678,110	$1,087,163,913	$1,223,106,727

300,000	—	—	4,000,000	1,400,000	19,600,000
(250,000)	—	(3,600,000)	(3,400,000)	(5,000,000)	(6,550,000)
50,000	—	(3,600,000)	600,000	(3,600,000)	13,050,000

See Notes to Financial Statements

77

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Green Bond ETF		International High Yield Bond ETF
	For the Six Months Ended October 31, 2018	For the Year Ended April 30, 2018	For the Six Months Ended October 31, 2018	For the Year Ended April 30, 2018
	(unaudited)		(unaudited)

Operations:
Net investment income	$121,136	$118,819	$3,621,087	$6,494,868
Net realized gain (loss)	(48,503)	57,049	(1,520,696)	(44,150)
Net change in unrealized appreciation (depreciation)	(1,043,217)	94,460	(7,386,523)	1,598,166
Net increase (decrease) in net assets resulting from operations	(970,584)	270,328	(5,286,132)	8,048,884

Dividends and Distributions to shareholders: (a)
Dividends and Distributions	(103,970)	(141,820)	(3,008,680)	(6,003,821)
Return of capital	—	—	—	(951,959)
Total Dividends and distributions	(103,970)	(141,820)	(3,008,680)	(6,955,780)

Share transactions:**
Proceeds from sale of shares	9,085,096	12,036,844	14,757,781	61,340,929
Cost of shares redeemed	—	—	(48,649,385)	(20,553,737)
Increase (Decrease) in net assets resulting from share transactions	9,085,096	12,036,844	(33,891,604)	40,787,192
Total increase (decrease) in net assets	8,010,542	12,165,352	(42,186,416)	41,880,296
Net Assets, beginning of period	17,253,676	5,088,324	171,358,483	129,478,187
Net Assets, end of period (b)	$25,264,218	$17,253,676	$129,172,067	$171,358,483

** Shares of Common Stock Issued (no par value)
Shares sold	350,000	450,000	600,000	2,400,000
Shares redeemed	—	—	(2,000,000)	(800,000)
Net increase (decrease)	350,000	450,000	(1,400,000)	1,600,000

(a)	Effective with the current reporting period, it is no longer required to present the sources of distributions to shareholders. See Note 2 – D.
(b)	Effective with the current reporting period, undistributed net income is no longer disclosed separately. See Note 2 – D.
(c)	Share activity has been adjusted to reflect the 1 for 2 reverse share split which took place on October 26, 2018 (See Note 10).

See Notes to Financial Statements

78

Investment Grade Floating Rate ETF		J.P. Morgan EM Local Currency Bond ETF (c)		Mortgage REIT Income ETF
For the Six Months Ended October 31, 2018	For the Year Ended April 30, 2018	For the Six Months Ended October 31, 2018	For the Year Ended April 30, 2018	For the Six Months Ended October 31, 2018	For the Year Ended April 30, 2018
(unaudited)		(unaudited)		(unaudited)

$7,002,228	$4,819,375	$139,312,923	$258,089,519	$4,953,296	$10,282,939
(32,904)	217,454	(201,041,513)	(20,238,436)	(2,511,549)	3,076,232
(2,112,244)	809,762	(542,750,933)	9,665,291	4,014,821	(12,894,284)
4,857,080	5,846,591	(604,479,523)	247,516,374	6,456,568	464,887

(6,301,830)	(4,284,650)	(115,593,820)	(227,606,627)	(5,274,120)	(10,915,551)
—	—	—	(43,548,533)	—	(449,699)
(6,301,830)	(4,284,650)	(115,593,820)	(271,155,160)	(5,274,120)	(11,365,250)

255,230,192	245,012,075	525,623,108	2,611,250,831	15,615,600	26,705,716
(10,110,965)	(17,696,865)	(992,347,555)	(297,324,480)	(4,807,455)	(32,216,403)
245,119,227	227,315,210	(466,724,447)	2,313,926,351	10,808,145	(5,510,687)
243,674,477	228,877,151	(1,186,797,790)	2,290,287,565	11,990,593	(16,411,050)
377,198,967	148,321,816	5,645,038,395	3,354,750,830	131,731,962	148,143,012
$620,873,444	$377,198,967	$4,458,240,605	$5,645,038,395	$143,722,555	$131,731,962

10,100,000	9,700,000	15,800,000	68,000,000	650,000	1,100,000
(400,000)	(700,000)	(28,300,000)	(7,800,000)	(200,000)	(1,350,000)
9,700,000	9,000,000	(12,500,000)	60,200,000	450,000	(250,000)

See Notes to Financial Statements

79

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Preferred Securities ex Financials ETF
	For the Six Months Ended October 31, 2018	For the Year Ended April 30, 2018
	(unaudited)

Operations:
Net investment income	$16,347,778	$27,113,527
Net realized loss	(12,359,184)	(637,130)
Net change in unrealized appreciation (depreciation)	933,793	(25,003,486)
Net increase in net assets resulting from operations	4,922,387	1,472,911

Distributions to shareholders: (a)
Dividends and Distributions	(15,668,250)	(28,076,858)
Return of capital	—	(208,987)
Total Dividends and distributions	(15,668,250)	(28,285,845)

Share transactions:**
Proceeds from sale of shares	48,677,028	103,794,398
Cost of shares redeemed	(13,194,786)	(16,449,689)
Increase in net assets resulting from share transactions	35,482,242	87,344,709
Total increase in net assets	24,736,379	60,531,775
Net Assets, beginning of period	498,248,141	437,716,366
Net Assets, end of period (b)	$522,984,520	$498,248,141

** Shares of Common Stock Issued (no par value)
Shares sold	2,500,000	5,200,000
Shares redeemed	(700,000)	(850,000)
Net increase	1,800,000	4,350,000

(a)	Effective with the current reporting period, it is no longer required to present the sources of distributions to shareholders. See Note 2 – D.
(b)	Effective with the current reporting period, undistributed net income is no longer disclosed separately. See Note 2 – D.

See Notes to Financial Statements

80

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	BDC Income ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2018		2018	2017	2016	2015		2014
	(unaudited)
Net asset value, beginning of period	$16.10		$19.17	$16.43	$18.56	$19.84		$20.72
Income from investment operations:
Net investment income	0.77	(a)	1.52 (a)	1.54	1.59	1.51		1.37
Net realized and unrealized gain (loss) on investments	(0.14)		(3.04)	2.67	(2.20)	(1.27)		(0.97)
Total from investment operations	0.63		(1.52)	4.21	(0.61)	0.24		0.40
Less:
Dividends from net investment income	(0.74)		(1.55)	(1.47)	(1.52)	(1.52)		(1.28)
Net asset value, end of period	$15.99		$16.10	$19.17	$16.43	$18.56		$19.84
Total return (b)	3.81	%(c)	(8.08)%	26.67%	(2.98)%	1.28%		1.94%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$209,527		$177,926	$183,067	$85,454	$74,259		$33,728
Ratio of gross expenses to average net assets	0.48	%(d)	0.49%	0.52%	0.58%	0.58%		0.81%
Ratio of net expenses to average net assets	0.41	%(d)	0.41%	0.41%	0.41%	0.41%		0.40%
Ratio of net expenses to average net assets excluding interest expense	0.40	%(d)	0.40%	0.40%	0.40%	0.40%		0.40%
Ratio of net investment income to average net assets	9.66	%(d)	8.85%	9.12%	9.87%	8.59%		7.38%
Portfolio turnover rate(e)	4	%(c)	19%	23%	23%	20%		14%
	ChinaAMC China Bond ETF
						For the Period
	For the Six					November 10,
	Months Ended					2014(f) through
	October 31,		For the Year Ended April 30,			April 30,
	2018		2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$24.14		$22.16	$24.28	$24.94	$25.00
Income from investment operations:
Net investment income	0.36	(a)	0.74 (a)	0.21	0.70	0.29
Net realized and unrealized gain (loss) on investments	(2.03)		2.07	(1.64)	(0.65)	(0.12)
Total from investment operations	(1.67)		2.81	(1.43)	0.05	0.17
Less:
Dividends from net investment income	(0.31)		—	—	(0.37)	(0.15)
Return of capital	—		(0.83)	(0.69)	(0.34)	(0.08)
Total dividends	(0.31)		(0.83)	(0.69)	(0.71)	(0.23)
Net asset value, end of period	$22.16		$24.14	$22.16	$24.28	$24.94
Total return (b)	(6.96	)%(c)	12.94%	(6.00)%	0.20%	0.71	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$4,432		$4,828	$6,649	$12,140	$19,955
Ratio of gross expenses to average net assets	2.79	%(d)	2.59%	1.90%	1.12%	1.22	%(d)
Ratio of net expenses to average net assets	0.50	%(d)	0.50%	0.50%	0.50%	0.50	%(d)
Ratio of net expenses to average net assets excluding interest expense	0.50	%(d)	0.50%	0.50%	0.50%	0.50	%(d)
Ratio of net investment income to average net assets	3.13	%(d)	3.21%	3.04%	2.88%	2.61	%(d)
Portfolio turnover rate(e)	19	%(c)	39%	9%	58%	58	%(c)

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Commencement of operations

See Notes to Financial Statements

81

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Emerging Markets Aggregate Bond ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2018		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$21.42		$21.64	$21.68	$22.41	$23.95	$26.43
Income from investment operations:
Net investment income	0.48	(a)	0.96 (a)	0.98	0.95	1.04	1.19
Net realized and unrealized loss on investments	(1.39)		(0.15)	(0.08)	(0.70)	(1.63)	(2.49)
Total from investment operations	(0.91)		0.81	0.90	0.25	(0.59)	(1.30)
Less:
Dividends from net investment income	(0.41)		(0.71)	(0.62)	(0.37)	(0.72)	(0.61)
Return of capital	—		(0.32)	(0.32)	(0.61)	(0.23)	(0.57)
Total dividends	(0.41)		(1.03)	(0.94)	(0.98)	(0.95)	(1.18)
Net asset value, end of period	$20.10		$21.42	$21.64	$21.68	$22.41	$23.95
Total return (b)	(4.29	)%(c)	3.78%	4.27%	1.33%	(2.52)%	(4.78)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$15,074		$14,993	$15,150	$15,179	$17,928	$21,556
Ratio of gross expenses to average net assets	1.13	%(d)	1.12%	1.26%	1.21%	1.01%	1.34%
Ratio of net expenses to average net assets	0.38	%(d)	0.49%	0.49%	0.49%	0.49%	0.50%
Ratio of net expenses to average net assets excluding interest expense	0.38	%(d)	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets	4.66	%(d)	4.38%	4.60%	4.61%	4.41%	4.57%
Portfolio turnover rate (e)	10	%(c)	20%	11%	13%	24%	58%
	Emerging Markets High Yield Bond ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2018		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$23.83		$24.86	$23.37	$24.51	$25.68	$26.86
Income from investment operations:
Net investment income	0.66	(a)	1.33 (a)	1.46	1.64	1.64	1.51
Net realized and unrealized gain (loss) on investments	(1.12)		(1.01)	1.50	(1.13)	(1.18)	(1.21)
Total from investment operations	(0.46)		0.32	2.96	0.51	0.46	0.30
Less:
Dividends from net investment income	(0.66)		(1.35)	(1.47)	(1.65)	(1.63)	(1.48)
Net asset value, end of period	$22.71		$23.83	$24.86	$23.37	$24.51	$25.68
Total return (b)	(1.90	)%(c)	1.28%	13.04%	2.38%	1.94%	1.34%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$272,559		$371,678	$372,926	$247,709	$387,262	$339,021
Ratio of gross expenses to average net assets	0.46	%(d)	0.45%	0.47%	0.50%	0.47%	0.53%
Ratio of net expenses to average net assets	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net expenses to average net assets excluding interest expense	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	5.69	%(d)	5.43%	6.13%	6.93%	6.64%	6.05%
Portfolio turnover rate (e)	10	%(c)	40%	39%	42%	35%	16%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

82

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Fallen Angel High Yield Bond ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2018		2018	2017		2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$29.19		$29.65	$27.14		$27.66	$27.82	$27.54
Income from investment operations:
Net investment income	0.79	(a)	1.54 (a)	1.56		1.39	1.43	1.54
Net realized and unrealized gain (loss) on investments	(0.81)		(0.40)	2.62		(0.51)	0.17	0.37
Total from investment operations	(0.02)		1.14	4.18		0.88	1.60	1.91
Less:
Dividends from net investment income	(0.78)		(1.51)	(1.58)		(1.34)	(1.48)	(1.55)
Distributions from net realized capital gains	—		(0.09)	(0.09)		(0.06)	(0.28)	(0.08)
Total dividends and distributions	(0.78)		(1.60)	(1.67)		(1.40)	(1.76)	(1.63)
Net asset value, end of period	$28.39		$29.19	$29.65		$27.14	$27.66	$27.82
Total return (b)	(0.08	)%(c)	3.86%	15.86%		3.59%	5.98%	7.31%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,087,164		$1,223,107	$855,380		$145,182	$26,279	$16,695
Ratio of gross expenses to average net assets	0.43	%(d)	0.44%	0.46%		0.65%	0.90%	1.47%
Ratio of net expenses to average net assets	0.35	%(d)	0.35%	0.35%		0.40%	0.40%	0.40%
Ratio of net expenses to average net assets excluding interest expense	0.35	%(d)	0.35%	0.35%		0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	5.43	%(d)	5.16%	5.61%		6.27%	5.27%	5.72%
Portfolio turnover rate (e)	16	%(c)	20%	32%		39%	50%	35%
	Green Bond ETF
				For the Period
	For the Six		For the	March 5, 2017(f)
	Months Ended		Year Ended	through
	October 31,		April 30,	April 30,
	2018		2018	2017
	(unaudited)
Net asset value, beginning of period	$26.54		$25.44	$24.75
Income from investment operations:
Net investment income	0.16	(a)	0.29 (a)	0.04
Net realized and unrealized gain (loss) on investments	(1.30)		1.16	0.67
Total from investment operations	(1.14)		1.45	0.71
Less:
Dividends from net investment income	(0.14)		(0.35)	(0.02)
Distributions from net realized capital gains	—		0.00 (g)	—
Total dividends and distributions	(0.14)		(0.35)	(0.02)
Net asset value, end of period	$25.26		$26.54	$25.44
Total return (b)	(4.30	)%(c)	5.72%	2.86	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$25,264		$17,254	$5,088
Ratio of gross expenses to average net assets	0.88	%(d)	1.56%	5.49	%(d)
Ratio of net expenses to average net assets	0.36	%(d)	0.40%	0.40	%(d)
Ratio of net expenses to average net assets excluding interest expense	0.36	%(d)	0.40%	0.40	%(d)
Ratio of net investment income to average net assets	1.23	%(d)	1.10%	1.03	%(d)
Portfolio turnover rate (e)	10	%(c)	26%	0	%(c)

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Commencement of operations
(g)	Amount represents less than $0.005 per share.

See Notes to Financial Statements

83

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	International High Yield Bond ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2018		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$25.20		$24.90	$24.20	$25.00	$27.73	$27.37
Income from investment operations:
Net investment income	0.57	(a)	1.07 (a)	1.24	1.30	1.32	1.66
Net realized and unrealized gain (loss) on investments	(1.38)		0.39	0.65	(0.80)	(2.67)	0.44
Total from investment operations	(0.81)		1.46	1.89	0.50	(1.35)	2.10
Less:
Dividends from net investment income	(0.47)		(1.02)	(0.83)	(1.00)	(1.09)	(1.69)
Distributions from net realized capital gains	—		—	—	—	—	(0.05)
Return of capital	—		(0.14)	(0.36)	(0.30)	(0.29)	—
Total dividends and distributions	(0.47)		(1.16)	(1.19)	(1.30)	(1.38)	(1.74)
Net asset value, end of period	$23.92		$25.20	$24.90	$24.20	$25.00	$27.73
Total return (b)	(3.24	)%(c)	5.91%	8.04%	2.29%	(4.94)%	8.06%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$129,172		$171,358	$129,478	$130,686	$155,003	$160,853
Ratio of gross expenses to average net assets	0.53	%(d)	0.52%	0.54%	0.61%	0.54%	0.58%
Ratio of net expenses to average net assets	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net expenses to average net assets excluding interest expense	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	.4.60	%(d)	4.19%	4.95%	5.48%	5.13%	5.59%
Portfolio turnover rate (e)	16	%(c)	41%	34%	20%	37%	27%
	Investment Grade Floating Rate ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2018		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$25.32		$25.14	$24.77	$24.94	$25.02	$24.95
Income from investment operations:
Net investment income	0.36	(a)	0.52 (a)	0.33	0.20	0.16	0.15
Net realized and unrealized gain (loss) on investments	(0.10)		0.13	0.36	(0.18)	(0.07)	0.07
Total from investment operations	0.26		0.65	0.69	0.02	0.09	0.22
Less:
Dividends from net investment income	(0.34)		(0.47)	(0.32)	(0.19)	(0.16)	(0.15)
Distributions from net realized capital gains	—		—	—	—	(0.01)	—
Total dividends and distributions	(0.34)		(0.47)	(0.32)	(0.19)	(0.17)	(0.15)
Net asset value, end of period	$25.24		$25.32	$25.14	$24.77	$24.94	$25.02
Total return (b)	1.03	%(c)	2.59%	2.80%	0.10%	0.35%	0.88%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$620,873		$377,199	$148,322	$79,273	$99,769	$97,584
Ratio of gross expenses to average net assets	0.38	%(d)	0.41%	0.46%	0.48%	0.48%	0.54%
Ratio of net expenses to average net assets	0.14	%(d)	0.14%	0.14%	0.14%	0.17%	0.19%
Ratio of net expenses to average net assets excluding interest expense	0.14	%(d)	0.14%	0.14%	0.14%	0.17%	0.19%
Ratio of net investment income to average net assets	.2.84	%(d)	2.06%	1.40%	0.81%	0.63%	0.62%
Portfolio turnover rate (e)	19	%(c)	28%	46%	36%	33%	13%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

84

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	J.P. Morgan EM Local Currency Bond ETF #
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2018		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$37.56		$37.24	$37.90	$41.10	$47.38	$55.12
Income from investment operations:
Net investment income	1.06	(a)	2.18 (a)	2.56	2.08 (a)	2.46	2.76
Net realized and unrealized gain (loss) on investments	(5.37)		0.40	(1.34)	(3.24)	(6.52)	(7.96)
Total from investment operations	(4.31)		2.58	1.22	(1.16)	(4.06)	(5.20)
Less:
Dividends from net investment income	(0.90)		(1.98)	(0.60)	—	(1.24)	(1.74)
Return of capital	—		(0.28)	(1.28)	(2.04)	(0.98)	(0.80)
Total dividends	(0.90)		(2.26)	(1.88)	(2.04)	(2.22)	(2.54)
Net asset value, end of period	$32.35		$37.56	$37.24	$37.90	$41.10	$47.38
Total return (b)	(11.55	)%(c)	7.05%	3.41%	(2.47)%	(8.85)%	(9.35)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$4,458,241		$5,645,038	$3,354,751	$1,489,642	$1,093,524	$810,369
Ratio of gross expenses to average net assets	0.40	%(d)	0.46%	0.48%	0.51%	0.49%	0.52%
Ratio of net expenses to average net assets	0.33	%(d)	0.44%	0.47%	0.47%	0.47%	0.47%
Ratio of net expenses to average net assets excluding interest expense	0.33	%(d)	0.44%	0.47%	0.47%	0.47%	0.47%
Ratio of net investment income to average net assets	6.17	%(d)	5.69%	5.60%	5.69%	5.49%	5.47%
Portfolio turnover rate (e)	21	%(c)	28%	37%	34%	36%	16%
	Mortgage REIT Income ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2018		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$22.71		$24.49	$20.03	$23.59	$24.40	$29.41
Income from investment operations:
Net investment income	0.82	(a)	1.70 (a)	1.81	2.12	2.03	3.06
Net realized and unrealized gain (loss) on investments	0.33		(1.59)	4.38	(3.71)	(0.55)	(4.85)
Total from investment operations	1.15		0.11	6.19	(1.59)	1.48	(1.79)
Less:
Dividends from net investment income	(0.86)		(1.81)	(1.73)	(1.90)	(2.29)	(2.61)
Return of capital	—		(0.08)	—	(0.07)	—	(0.61)
Total dividends	(0.86)		(1.89)	(1.73)	(1.97)	(2.29)	(3.22)
Net asset value, end of period	$23.00		$22.71	$24.49	$20.03	$23.59	$24.40
Total return (b)	5.05	%(c)	0.32%	32.15%	(6.66)%	6.23%	(4.87)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$143,723		$131,732	$148,143	$96,150	$117,960	$106,140
Ratio of gross expenses to average net assets	0.51	%(d)	0.49%	0.54%	0.57%	0.51%	0.60%
Ratio of net expenses to average net assets	0.42	%(d)	0.41%	0.41%	0.41%	0.41%	0.41%
Ratio of net expenses to average net assets excluding interest expense	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	9.71	%(d)	7.13%	8.25%	10.27%	8.65%	12.22%
Portfolio turnover rate (e)	20	%(c)	21%	24%	16%	29%	26%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
#	On October 26, 2018, The Fund effected a 1 for 2 reverse share split (See Note 10). Per share data has been adjusted to reflect the reverse share split.

See Notes to Financial Statements

85

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Preferred Securities ex Financials ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2018		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$19.09		$20.12	$20.34	$20.75	$20.70	$20.69
Income from investment operations:
Net investment income	0.59	(a)	1.10 (a)	1.15	1.20	1.22	1.25
Net realized and unrealized gain (loss) on investments	(0.37)		(0.98)	(0.19)	(0.48)	— (f)	— (f)
Total from investment operations	0.22		0.12	0.96	0.72	1.22	1.25
Less:
Dividends from net investment income	(0.57)		(1.14)	(1.18)	(1.13)	(1.17)	(1.24)
Return of capital	—		(0.01)	—	—	—	—
Total dividends	(0.57)		(1.15)	(1.18)	(1.13)	(1.17)	(1.24)
Net asset value, end of period	$18.74		$19.09	$20.12	$20.34	$20.75	$20.70
Total return (b)	1.11	%(c)	0.57%	4.88%	3.77%	6.08%	6.59%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$522,985		$498,248	$437,716	$310,138	$287,354	$162,519
Ratio of gross expenses to average net assets	0.46	%(d)	0.45%	0.46%	0.49%	0.47%	0.53%
Ratio of net expenses to average net assets	0.41	%(d)	0.41%	0.41%	0.41%	0.40%	0.40%
Ratio of net expenses to average net assets excluding interest expense	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	6.11	%(d)	5.57%	5.70%	6.05%	6.04%	6.40%
Portfolio turnover rate (e)	16	%(c)	47%	31%	27%	16%	19%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Amount represents less than $0.005 per share.

See Notes to Financial Statements

86

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2018 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of October 31, 2018, offers fifty-eight investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: BDC Income ETF (“BDC Income”), ChinaAMC China Bond ETF (“ChinaAMC China Bond”), Emerging Markets Aggregate Bond ETF (“Emerging Markets Aggregate”), Emerging Markets High Yield Bond ETF (“Emerging Markets High Yield”), Fallen Angel High Yield Bond ETF (“Fallen Angel”), Green Bond ETF (“Green Bond”), International High Yield Bond ETF (“International High Yield”), Investment Grade Floating Rate ETF (“Investment Grade”), J.P. Morgan EM Local Currency Bond ETF (“J.P. Morgan EM”), Mortgage REIT Income ETF (“Mortgage REIT”) and Preferred Securities ex Financials ETF (“Preferred Securities”), each a “Fund” and collectively the “Funds”. Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index. The Funds (except BDC Income, Mortgage REIT and Preferred Securities) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) is the sub-adviser to ChinaAMC China Bond. ChinaAMC China Bond seeks to achieve its investment objective by primarily investing in bonds issued in the People’s Republic of China (“PRC”) via the Sub-Adviser. BDC Income, Mortgage REIT and Preferred Securities each seek to achieve their investment objective through a portfolio of securities in substantially the same weighting as their index.

The Funds’ respective indices are presented below:

Fund	Index
BDC Income	MVIS® US Business Development Companies Index*
ChinaAMC China Bond	ChinaBond China High Quality Bond Index
Emerging Markets Aggregate	MVIS® EM Aggregate Bond Index*
Emerging Markets High Yield	ICE BofAML Diversified High Yield US Emerging Markets Corporate Plus Index
Fallen Angel	ICE BofAML US Fallen Angel High Yield Index
Green Bond	S&P Green Bond Select Index
International High Yield	ICE BofAML Global ex-US Issuers High Yield Constrained Index
Investment Grade	MVIS® US Investment Grade Floating Rate Index*
J.P. Morgan EM	J.P. Morgan GBI-EM Global Core Index
Mortgage REIT	MVIS® US Mortgage REITs Index*
Preferred Securities	Wells Fargo® Hybrid & Preferred Securities ex Financials Index

*	Published by MV Index Solutions GmbH, an indirect, wholly-owned subsidiary of the Adviser.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Funds’ Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in
87

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

the fair value hierarchy (as described below). Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments where transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund (except BDC Income and Mortgage REIT, which are declared and paid quarterly). Distributions of net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with GAAP.
88

Effective in the current reporting period, it is no longer required to separately present distributions from net investment income and distributions from net realized capital gains. Additionally, undistributed net investment income (loss) included in net assets is no longer disclosed separately in the Statement of Changes in Net Assets. The April 30, 2018 sources of distributions and undistributed net investment income were as follows:

	Dividends to shareholders
Fund	Dividends from net investment income	Distributions from net realized capital gains	Undistributed net investment income (loss)
BDC Income	$16,864,170	$—	$401,268
ChnaAMC China Bond	—	—	(30,653)
Emerging Markets Aggregate	498,718	—	(231,823)
Emerging Markets High Yield	19,986,740	—	1,902,342
Fallen Angel	53,367,560	3,424,000	4,683,192
Green Bond	140,320	1,500	51,968
International High Yield	6,003,821	—	(69,618)
Investment Grade	4,284,650	—	733,640
J.P. Morgan EM	227,606,627	—	(37,975,743)
Mortgage REIT	10,915,551	—	(8,681)
Preferred Securities	28,076,858	—	(1,901,628)

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations. The total net realized gains and losses from fluctuations on foreign exchange rates on investments and other foreign currency denominated assets and liabilities are disclosed in Note 5 - Income Taxes.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Components of Capital—Effective with the current reporting period, the Net unrealized appreciation (depreciation), Undistributed net investment income (loss) and Accumulated net realized gain (loss) are aggregated and disclosed as Total distributable earnings (loss) in the Statement of Assets and Liabilities.

G.	Repurchase Agreements—The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, to generate income from their excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires securities from a seller, subject to resale to the seller at an agreed upon price and date. A Fund, through its custodian/securities lending agent, takes possession of securities collateralizing the repurchase agreement. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain their right to sell the underlying securities at market value and may claim any resulting loss against the seller. Repurchase agreements held as of October 31, 2018 are reflected in the Schedules of Investments.
89

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

H.	Warrants—The Funds may invest in warrants whose values are linked to indices or underlying instruments. The Funds may use these warrants to gain exposure to markets that might be difficult to invest in through conventional securities. Warrants may be more volatile than their linked indices or underlying instruments. Potential losses are limited to the amount of the original investment. Warrants are obligations of the issuer and are not secured by any collateral. Warrants may be exercised by the Funds during the exercise period. If the warrants have not been exercised on the last day of the exercise period, the warrants will be automatically exercised on that day. Warrants held at October 31, 2018, if any, are reflected in the Schedules of Investments.

I.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of setoff in those agreements allows the Funds to set off any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments, securities lending and repurchase agreements. For financial reporting purposes, the Funds present securities lending and repurchase agreement assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Collateral held at October 31, 2018 is presented in the Schedules of Investments. Refer to related disclosures in Note 2F (Repurchase Agreements) and Note 9 (Securities Lending).

J.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

The character of distributions received from Real Estate Investment Trusts (“REITs”) and Business Development Corporations (“BDCs”) held by the Funds are generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from these underlying investments based on historical data provided by the companies if actual amounts are not available. After each calendar year end, the REITs and BDCs report the actual tax character of these distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

At October 31, 2018, ChinaAMC China Bond included $665 in cash denominated in foreign currency, at value on the Statements of Assets and Liabilities which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least September 1, 2019, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, offering costs, and taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below. Refer to the Statements of Operations for the amounts waived/assumed by the Adviser for the period ended October 31, 2018.

90

The current expense limitations and management fee rates are as follows:

Fund	Expense Limitations	Management Fee Rate
BDC Income	0.40%	0.40%
ChinaAMC China Bond	0.50	0.40
Emerging Markets Aggregate	0.35*	0.35
Emerging Markets High Yield	0.40	0.40
Fallen Angel	0.35	0.40
Green Bond	0.30***	0.35
International High Yield	0.40	0.40
Investment Grade	0.14	0.35
J.P. Morgan EM	0.30**	0.27
Mortgage REIT	0.40	0.40
Preferred Securities	0.40	0.40

*	Effective June 8, 2018 the expense limitation for Emerging Markets Aggregate was reduced from 0.49% to 0.35%
**	Effective June 8, 2018 the expense limitation for J.P. Morgan EM was reduced from 0.42% to 0.30%
***	Effective September 1, 2018 the expense limitation for Green Bond was reduced from 0.40% to 0.30%

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Funds’ distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the period ended October 31, 2018, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
BDC Income	$8,755,582	$7,735,900
ChinaAMC China Bond	757,116	891,323
Emerging Markets Aggregate	7,003,560	1,586,795
Emerging Markets High Yield	30,776,782	35,177,586
Fallen Angel	212,433,114	175,549,652
Green Bond	11,154,871	1,944,816
International High Yield	37,926,099	24,833,812
Investment Grade	349,017,330	93,514,368
J.P. Morgan EM	960,681,686	943,385,216
Mortgage REIT	30,816,593	28,665,897
Preferred Securities	84,660,961	82,700,705

Note 5—Income Taxes—As of October 31, 2018, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BDC Income	$256,577,759	$3,310,507	$(22,398,732)	$(19,088,225)
ChinaAMC China Bond	4,010,260	—	(305,965)	(305,965)
Emerging Markets Aggregate	16,441,090	120,270	(1,458,826)	(1,338,556)
Emerging Markets High Yield	306,710,553	983,817	(19,593,555)	(18,609,738)
Fallen Angel	1,196,734,788	7,248,741	(51,737,302)	(44,488,561)
Green Bond	26,327,662	122,132	(943,555)	(821,423)
International High Yield	146,129,243	640,399	(8,893,953)	(8,253,554)
Investment Grade	625,271,837	656,799	(1,218,330)	(561,531)
J.P. Morgan EM	5,127,905,738	3,331,046	(643,349,219)	(640,018,173)
Mortgage REIT	160,470,952	4,400,419	(10,705,586)	(6,305,167)
Preferred Securities	573,186,002	4,214,969	(30,198,983)	(25,984,014)
91

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The tax character of dividends paid to shareholders during the year ended April 30, 2018 was as follows:

Fund	Ordinary Income		Long-Term Capital Gains	Return of Capital
BDC Income	$16,864,170		$—	$—
ChinaAMC China Bond	—		—	172,450
Emerging Markets Aggregate	441,240		—	225,432
Emerging Markets High Yield	19,986,740		—	—
Fallen Angel	56,099,560	*	692,000	—
Green Bond	141,820	*	—	—
International High Yield	6,003,821		—	951,959
Investment Grade	4,284,650		—	—
J.P. Morgan EM	227,606,627		—	43,548,533
Mortgage REIT	10,915,551		—	449,699
Preferred Securities	28,076,858		—	208,987

*	Includes short-term capital gains

The tax character of current year distributions will be determined at the end of the current fiscal year.

At April 30, 2018, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
BDC Income	$(4,207,948)	$(9,633,345)	$(13,841,293)
ChinaAMC China Bond	(24,600)	(12,975)	(37,575)
Emerging Markets Aggregate	(1,577,363)	(249,090)	(1,826,453)
Emerging Markets High Yield	(7,556,812)	(31,487,345)	(39,044,157)
International High Yield	(357,471)	(6,180,867)	(6,538,338)
J.P. Morgan EM	(9,283,383)	(19,897,993)	(29,181,376)
Mortgage REIT	(2,493,222)	(25,934,310)	(28,427,532)
Preferred Securities	(7,721,519)	(14,335,082)	(22,056,601)

Realized gains or losses attributable to fluctuations in foreign exchange rates on investments and other foreign currency denominated assets and liabilities result in permanent book to tax differences, which may affect the tax character of distributions and undistributed net investment income at the end of the Funds’ fiscal year and may result in a tax return of capital. For the period May 1, 2018 to October 31, 2018, the net realized gains (losses) from foreign currency translations were as follows:

ChinaAMC China Bond	$(44,712)
Emerging Markets Aggregate	(285,065)
Green Bond	(34,632)
International High Yield	(405,419)
J.P. Morgan EM	(159,845,846)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. The Funds may be subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended October 31, 2018, the Funds did not incur any interest or penalties.

Prior to August 2018, there were uncertainties in the Chinese tax rules governing the taxation of interest income on corporate bonds due to the lack of formal guidance from the PRC’s tax authorities. China generally imposes withholding tax (“WHT”) at a rate of 10% (which may be reduced by the double taxation agreement/arrangement) on interest income

92

derived by nonresidents in the Chinese corporate bond market, including Qualified Foreign Institutional Investors (“QFII”) and Renminbi Qualified Foreign Institutional Investors (“RQFIIs”). On August 30, 2018, the PRC State Council announced a temporary three-year exemption of withholding income tax and value added tax on bond interest derived by foreign institutional investors from the onshore bond market. The PRC authorities are expected to issue a circular to provide further details on the implementation and effective date.

Additionally, under the PRC Corporate Income Tax regime, China also imposes WHT at a rate of 10% (subject to treaty relief) on PRC-sourced capital gains derived by nonresident enterprises, provided that the nonresident enterprises (i) do not have places of business, establishments or permanent establishments in the PRC; and (ii) are not PRC tax resident enterprises. ChinaAMC China Bond currently considers capital gains derived from Chinese bonds to be non PRC-sourced and therefore not subject to WHT.

PRC rules for taxation of RQFIIs (and QFIIs) are evolving and future tax guidance issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance may apply retroactively, even if such rules are adverse to ChinaAMC China Bond and its shareholders. If the PRC tax authorities were to issue differing formal guidance or tax rules regarding capital gains from Chinese Bonds to RQFIIs, such as the Sub-Adviser, and begin collecting WHT, ChinaAMC China Bond could be subject to WHT liability. The impact of any such tax liability on ChinaAMC China Bond’s return could be substantial. ChinaAMC China Bond may also be liable to the Sub-Adviser for any tax that is imposed on the Sub-Adviser by the PRC with respect to its investments.

Note 6—Capital Share Transactions—As of October 31, 2018, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”), or multiples thereof, as follows:

Fund	Creation Units
BDC Income	50,000
ChinaAMC China Bond	100,000
Emerging Markets Aggregate	50,000
Emerging Markets High Yield	200,000
Fallen Angel	50,000
Green Bond	50,000
International High Yield	200,000
Investment Grade*	50,000
J.P. Morgan EM*	100,000
Mortgage REIT	50,000
Preferred Securities	50,000

*	Effective October 26, 2018, Investment Grade and J.P. Morgan EM creation units changed from 100,000 to 50,000 shares and 200,000 to 100,000 shares, respectively.

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit at the Custodian for the benefit of the Funds, collateral consisting of cash in the form of U.S. dollars at least equal to 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to The Bank of New York Mellon. In addition, the Funds may impose certain variable fees for creations and redemptions with respect to transactions in Creation Units for cash, or on transactions effected outside the clearing process, which are treated as increases in capital. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

93

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

For the period ended October 31, 2018, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions
BDC Income	$41,614,326	$7,623,599
ChinaAMC China Bond	—	—
Emerging Markets Aggregate	—	4,377,988
Emerging Markets High Yield	751	79,062,472
Fallen Angel	—	136,550,823
Green Bond	—	—
International High Yield	—	46,237,355
Investment Grade	—	9,972,419
J.P. Morgan EM	206,806,176	676,516,804
Mortgage REIT	15,608,474	4,807,619
Preferred Securities	48,660,754	13,190,320

The in-kind contributions and in-kind redemptions in this table represent the accumulation of each Fund’s daily net shareholder transactions including rebalancing activity, while the Statements of Changes in Net Assets reflect shareholder transactions including any cash component of the transactions.

Note 7—Principal and Other Risks—Each Fund (except BDC Income, Emerging Markets High Yield, Fallen Angel, and International High Yield) is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Investments in the Funds involve risks similar to those of investing in any bond fund, such as market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices.

The Funds (except ChinaAMC China Bond, Investment Grade, Mortgage REIT and Preferred Securities) may directly or indirectly invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. These Funds may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

BDC Income invests in business development companies which generally invest in less mature private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies.

ChinaAMC China Bond, Emerging Markets Aggregate, Emerging Markets High Yield, Fallen Angel, Green Bond, International High Yield, Investment Grade and J.P. Morgan EM invest in foreign securities. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to political, economic or social instability. Foreign investments may also be subject to foreign taxes and settlement delays. Since the Funds may have significant investments in foreign debt securities, they may be subject to greater credit and interest risks and greater currency fluctuations than portfolios with significant investments in domestic debt securities.

Green Bond may invest in bonds whose proceeds are used principally for climate mitigation, climate adaption or other environmentally beneficial projects. Some “green” investments may be dependent on government tax incentives and subsidies and on political support for certain environmental technologies and companies.

Mortgage REIT invests directly in mortgage real estate investment trusts (“mortgage REITs”) and is exposed to the risks specific to the real estate market as well as the risks that relate specifically to the way in which mortgage REITs are organized and operated. Mortgage REITs receive principal and interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend credit. To the extent that a mortgage REIT invests in mortgage-backed securities, it may be subject to default risk or interest rate risk.

94

Mortgage REIT may invest in mortgage REITs that may trade at a discount or premium to their net asset value.

Preferred Securities invests in preferred securities which are essentially contractual obligations that declare distributions but permit the issuer to defer or suspend distributions. This may require the Fund to account for the distribution that has been deferred or suspended for tax purposes, even though it may not have received this income. Preferred securities are also subject to credit risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely distributions of dividends. In addition, preferred securities are subject to interest rate risk. Preferred securities interest rates may move in an inverse direction to that of general interest rates.

Preferred Securities may invest directly in real estate investment trusts (“REITs”) and is exposed to the risk of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. The Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

Should the Chinese government impose restrictions on the ability of ChinaAMC China Bond to repatriate funds associated with direct investment in bonds issued in the PRC, the Fund may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and the Fund may therefore be subject to Fund-level U.S. federal taxes.

As a result of certain events the United States and the EU have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Funds.

At October 31, 2018, the Adviser owned approximately 57% of Emerging Markets Aggregate.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

For each Fund, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and collateral earned are shared with the securities lending agent under the terms of the securities lending agreement. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in repurchase agreements collateralized by obligations of the U.S. Treasury and/or Government Agencies. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related collateral outstanding at October 31, 2018 is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities.

95

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (concluded)

The following table presents repurchase agreements held as collateral by type of security on loan pledged as of October 31, 2018:

Fund	Corporate Bonds	Equity Securities	Foreign Government Obligations	Gross amount of Recognized Liabilities for Securities Loaned in the Statements of Assets and Liabilities*
BDC Income	$—	$27,401,340	$—	$27,401,340
Emerging Markets Aggregate	84,843	—	138,670	223,543
Emerging Markets High Yield	18,574,117	—	103,370	18,677,487
Fallen Angel	82,940,495	—	—	82,940,495
Green Bond	372,947	—	—	372,947
International High Yield	10,540,352	—	—	10,540,352
Investment Grade	5,518,566	—	—	5,518,566
J.P. Morgan EM	—	—	123,546,144	123,546,144
Mortgage REIT	—	9,883,007	—	9,883,007
Preferred Securities	—	17,023,450	—	17,023,450

*	Remaining contractual maturity of the agreements: overnight and continuous

Note 10—Share Split—The Board of Trustees approved a 1 for 2 reverse share split for J.P Morgan EM Local Currency Bond ETF. On October 26, 2018 shares began trading on a split-adjusted basis. The Statement of Changes in Net Assets and Financial Highlights prior to October 26, 2018 have been adjusted to reflect the 1 for 2 reverse share split.

Note 11—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. The outstanding loan balance for each respective fund as of October 31, 2018 is disclosed as Line of Credit in the Statement of Assets and Liabilities. During the period ended October 31, 2018, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
BDC Income	156	$847,309	3.30%
Emerging Markets High Yield	1	1,461,940	3.10
Fallen Angel	1	486,601	3.10
J.P. Morgan EM	66	3,428,928	3.20
Mortgage REIT	144	1,039,477	3.31
Preferred Securities	129	2,455,506	3.33

Note 12—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended October 31, 2018, there were offsets to custodian fees and these amounts are reflected in custody expense in the Statement of Operations.

Note 13—Recent Accounting Pronouncements and Regulatory Requirements—Tax reform legislation, commonly known as the Tax Cuts and Jobs Act (the “Act”), was enacted on December 22, 2017. Under the Act, individuals (and certain other noncorporate entities) are generally eligible for a 20% deduction with respect to taxable ordinary dividends from REITs and certain taxable income from publicly traded partnerships. Currently there is not a mechanism for RICs to pass through the 20% deduction to shareholders, although it is possible that a legislative or regulatory approach to do so may be provided in the future. As a result, in comparison, investors investing directly in REITs or publicly traded partnerships would generally be eligible for the 20% deduction for such dividends and taxable income from these investments while investors investing in REITs or publicly traded partnerships indirectly through a Fund would not be eligible for the 20% deduction for their share of such taxable income.

96

The Financial Accounting Standards Board issued an Accounting Standards Update ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, that shortens the amortization period for certain purchased callable debt securities held at premium to the earliest call date. The new guidance does not change the accounting for purchased callable debt securities held at a discount. The guidance is effective for public business entities for fiscal years beginning after 15 December 2018, and interim periods within those years. Early adoption is permitted. Management is currently evaluating the potential impact of this new guidance to the financial statements.

The Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), a final guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. Entities will no longer be required to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy. Public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years beginning after 15 December 2019 and for interim periods within those fiscal years. Early adoption is permitted of either the entire standard or only the provisions that eliminate or modify the requirements. Management is currently evaluating the potential impact of this new guidance to the financial statements.

Note 14—Subsequent Events—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On November 7, 2018, the PRC issued guidance (Circular 108) clarifying that QFIIs, and RQFIIs are exempted from withholding income tax and value added tax with respect to bond interest income derived in the Chinese domestic bond market from November 7, 2018 to November 6, 2021.

97

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2018 (unaudited)

At a meeting held on June 22, 2018 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck Vectors Asia ex-Japan Aggregate Bond ETF, BDC Income ETF, Business Development Company/Specialty Finance ETF, ChinaAMC China Bond ETF (the “China Fund”), Defaulted & Distressed Bond ETF, EM Investment Grade + BB Rated USD Sovereign Bond ETF, Emerging Markets Aggregate Bond ETF, Emerging Markets Corporate Bond ETF, Emerging Markets High Yield Bond ETF, Emerging Markets Short-Term Corporate Bond ETF, European High Yield Bond ETF, European Sovereign Bond ETF, Fallen Angel High Yield Bond ETF, Fixed Income II ETF, Global Fallen Angel Bond ETF, Global High Yield Bond ETF, Global High Yield US$Bond ETF, Greater China Corporate Bond ETF, Greater China High Yield Bond ETF, Green Bond ETF, High Yield Floating Rate ETF, International High Yield Bond ETF, International US$ High Yield Bond ETF, Investment Grade Floating Rate ETF, Japanese Bond ETF, J.P. Morgan EM Local Currency Bond ETF, Mortgage REIT Income ETF, MV Emerging Markets Aggregate Bond ETF, Non-Agency RMBS ETF, Preferred Securities ex Financials ETF, REIT Preferred Securities ETF and USD Emerging Markets Aggregate Bond ETF (each, a “Fund” and together, the “Funds”) and (ii) a sub-advisory agreement between the Adviser and China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) (the “Sub-Advisory Agreement”) with respect to the China Fund. The Investment Management Agreements and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on June 6, 2018. At that meeting, the Trustees discussed the information the Adviser, the Sub-Adviser (with respect to the China Fund) and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses (for those Funds which had begun operations) of the Funds and the Funds’ peer funds (other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund seeks to track a different index than the funds in its designated peer group and, therefore, each Fund’s performance will differ from its peers. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. For these and other reasons, the Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the June 6, 2018 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser and the Sub-Adviser (with respect to the China Fund), including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees considered the terms of, and scope of services that the Adviser and Sub-Adviser (with respect to the China Fund) provide under, the Agreements, including the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of time. With respect to the Sub-Advisory Agreement, the Trustees took into account the unique legal and operational aspects of the China Fund and the Sub-Adviser’s experience with respect to Renminbi Qualified Institutional Investors Scheme funds. The Trustees also noted that the Sub-Adviser is a wholly-owned subsidiary of China Asset Management Co. Ltd., one of China’s largest asset management companies measured by fund assets under management.

The Trustees concluded that the Adviser, the Sub-Adviser (with respect to the China Fund) and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each of the Funds that had commenced operations prior to the date of the Renewal Meeting (the “Operating Funds”), the Trustees

98

reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each Operating Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index. Based on the foregoing, the Trustees concluded that the investment performance of the Operating Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser and the Sub-Adviser (with respect to the China Fund) and the current status, as they understood it, of the Adviser’s and Sub-Adviser’s (with respect to the China Fund) compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Operating Funds’ expenses and performance to that of other ETFs. The Trustees noted that the information provided showed that each Operating Fund had management fees (after the effect of any applicable fee waiver) below or equal to the average and median of its respective peer group of funds, except for VanEck Vectors Emerging Markets High Yield Bond ETF, which had management fees (after the effect of any applicable fee waiver) greater than the average, but below the median, of its peer group of funds. The Trustees also noted that the information provided showed that each Operating Fund had a total expense ratio (after the effect of any applicable expense limitation) below the average and median of its respective peer group of funds, except for each of VanEck Vectors BDC Income ETF, Emerging Markets Aggregate Bond ETF, International High Yield Bond ETF and Mortgage REIT Income ETF, which had a total expense ratio (after the effect of any applicable expense limitation) greater than the average and/or median of its peer group of funds. With respect to these Operating Funds, the Trustees reviewed the amount by which these Operating Funds’ management fees and/or total expense ratios (after the effect of any applicable expense limitation) exceeded the average and/or median of their respective peer groups and information provided by the Adviser providing context for these comparisons. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Operating Funds were reasonable in light of the performance of the Operating Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Operating Fund. The Trustees reviewed each Operating Fund’s asset size, expense ratio and expense cap and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the volatility of the asset classes in which certain of the Operating Funds invest, potential variability in the net assets of these Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Operating Funds effectively incorporate the benefits of economies of scale. The Trustees noted that the Adviser has capped expenses on each Operating Fund since its inception. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Operating Fund and the sub-advisory fee rate for the China Fund are reasonable and appropriate in relation to the current asset size of each Operating Fund and the other factors discussed above and that the advisory fee rate for each Operating Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Adviser with respect to the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds. The Trustees also considered information from the Sub-Adviser informing them that the Sub-Adviser did not earn any profits from managing the China Fund.

The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability to the Adviser of VanEck Vectors Asia ex-Japan Aggregate Bond ETF, Business Development Company/Specialty Finance ETF, Defaulted & Distressed Bond ETF, Emerging Markets Corporate Bond ETF, Emerging Markets Short-Term Corporate Bond ETF, European High Yield Bond ETF, European Sovereign Bond ETF, Fixed Income II ETF, Global Fallen Angel Bond ETF, Global High Yield Bond ETF, Global High Yield US$Bond ETF, Greater China Corporate Bond ETF, Greater China High Yield Bond ETF, High Yield Floating Rate ETF, International US$ High Yield Bond ETF, Japanese Bond ETF, MV Emerging Markets Aggregate Bond ETF, Non-Agency RMBS ETF, REIT Preferred Securities ETF and USD Emerging Markets Aggregate Bond ETF because the Funds had not yet commenced operations at the time of the Renewal Meeting. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, each of these Funds

99

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

(unaudited) (continued)

although they concluded that the nature, quality and extent of the services to be provided by the Adviser (and the Sub-Adviser, with respect to the China Fund) were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their June 6, 2018 meeting as part of their consideration of the Agreements.

In voting to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Agreement is in the best interest of each Fund and such Fund’s shareholders.

100

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue, New York, NY 10017 vaneck.com
Account Assistance:	800.826.2333	INCOMESAR

Item 2. CODE OF ETHICS.

  Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
     Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR
     270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules
     13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
     270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT
         INVESTMENT COMPANIES.

     Not applicable.

Item 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK VECTORS ETF TRUST

By (Signature and Title) /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                         ---------------------------------------------------------
Date January 8, 2019
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, Chief Executive Officer
                        --------------------------------------------
Date January 8, 2019
     ---------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                        -----------------------------------------------------------

Date January 8, 2019
     ---------------